Due to size constraints, this filing is being made in 2 related submissions. This submission is the first of the 2 related submissions.

As filed with the Securities and Exchange Commission on October 5, 2010
Commission File Nos.  333-119656
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 19	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 231	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Associate General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on October 11, 2010 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

SEC 2125 (7-09)

PERSPECTIVESM L SERIES

FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® and through
Jackson National Separate Account – I

The date of this prospectus is   October 11 , 2010, which states the information about the separate account, the Contract, and Jackson National Life Insurance Company (“Jackson®”) you should know before investing.  This prospectus provides a description of the material rights and obligations under the Contract.  Your Contract and any endorsements are the formal contractual agreement between you and the Company.  It is important that you read the Contract and endorsements, which reflect state or other variations. This information is meant to help you decide if the Contract will meet your needs.  Please carefully read this prospectus and any related documents and keep everything together for future reference.  Additional information about the separate account can be found in the statement of additional information (“SAI”) dated October 11 , 2010 that is available upon request without charge.  To obtain a copy, contact us at our:

Annuity Service Center
P.O. Box 30314
Lansing, Michigan 48909-7814
1-800-873-5654
www.jackson.com

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature.  Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected.  We reserve the right to limit the number of Contracts that you may purchase.  We also reserve the right to refuse any premium payment.  Some optional features, including certain living benefits and death benefits, contain withdrawal restrictions that, if exceeded, may have a significant negative impact on the value of the feature and may cause the feature to prematurely terminate.  Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges.  In some states, you may purchase the Contract through an automated electronic transmission/order ticket verification procedure.  Ask your representative about availability and the details.

The SAI is incorporated by reference into this prospectus, and its table of contents begins on page 339 .  The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (“SEC”) about this securities offering.  The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus disclosure.  It is a criminal offense to represent otherwise.  We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state where this is not permitted.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

The Contract makes available for allocation fixed and variable options.  The variable options are Investment Divisions of the Separate Account, each of which invests in one of the following funds – all class A shares (the “Funds”):

JNL Series Trust
JNL Institutional Alt 20 Fund
JNL Institutional Alt 35 Fund
JNL Institutional Alt 50 Fund
JNL Institutional Alt 65 Fund
JNL/American Funds® Blue Chip Income and Growth Fund
JNL/American Funds Global Bond Fund
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Growth-Income Fund
JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL/BlackRock Commodity Securities Fund (formerly, JNL/Credit Suisse Commodity Securities Fund)
JNL/BlackRock Global Allocation Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund (formerly, JNL/Capital Guardian International Small Cap Fund)
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund (formerly, JNL/Credit Suisse Long/Short Fund)
JNL/Invesco Global Real Estate Fund (formerly, JNL/AIM Global Real Estate Fund)
JNL/Invesco International Growth Fund (formerly, JNL/AIM International Growth Fund)
JNL/Invesco Large Cap Growth Fund (formerly, JNL/AIM Large Cap Growth Fund)
JNL/Invesco Small Cap Growth Fund (formerly, JNL/AIM Small Cap Growth Fund)
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management 10 x 10 Fund
JNL/Mellon Capital Management Index 5 Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund (formerly, JNL/Goldman Sachs Short Duration Bond Fund)
JNL/T. Rowe Price Value Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund
JNL/S&P 4 Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund

JNL Variable Fund LLC
JNL/Mellon Capital Management DowSM 10 Fund
JNL/Mellon Capital Management S&P® 10 Fund
JNL/Mellon Capital Management Global 15 Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fun

Underscored are the Funds that are newly available or recently underwent name changes, as may be explained in the accompanying parenthetical.  The Funds are not the same mutual funds that you would buy directly from a retail mutual fund or through your stockbroker.  The prospectuses for the Funds are attached to this prospectus.

TABLE OF CONTENTS
GLOSSARY	1
KEY FACTS	3
FEES AND EXPENSES TABLES	4
Owner Transaction Expenses	4
Periodic Expenses	6
Total Annual Fund Operating Expenses	20
EXAMPLE	23
CONDENSED FINANCIAL INFORMATION	24
THE ANNUITY CONTRACT	24
JACKSON	25
THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT	25
The Fixed Account	25
The GMWB Fixed Account	28
THE SEPARATE ACCOUNT	29
INVESTMENT DIVISIONS	29
JNL Series Trust	29
JNL Variable Fund LLC	39
Voting Privileges	42
Substitution	42
CONTRACT CHARGES	42
Mortality and Expense Risk Charges	42
Annual Contract Maintenance Charge	42
Administration Charge	42
Transfer Charge	43
Withdrawal Charge	43
Earnings Protection Benefit (“EarningsMax”) Charge	44
Contract Enhancement Charge	44
Contract Enhancement Recapture Charge	45
FutureGuard Guaranteed Minimum Income Benefit Charge	47
FutureGuard 6 Guaranteed Minimum Income Benefit Charge	47
Guaranteed Minimum Accumulation Benefit (“GMAB”) Charge	47
7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”) Charge	48
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”) Charge	49
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge	49
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge	50
5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”) Charge	50
5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”) Charge	51
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”) Charge	52
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”) Charge	53
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”) Charge	53
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”) Charge	54
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”) Charge	55
Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”) Charge	55
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”) Charge	56
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”) Charge	57
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”) Charge	58
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”) Charge	58
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up (“LifeGuard Select”) Charge	59
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up (“LifeGuard Select With Joint Option”) Charge	60
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up And Transfer Of Assets (“Jackson Select”) Charge	61
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up And Transfer Of Assets (“Jackson Select With Joint Option”) Charge	62
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge	63
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”) Charge	64
5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”) Charge	64
4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”) Charge	65
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge.	66
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge.	67
Death Benefit Charges	68
Commutation Fee	71
Other Expenses	71
Premium Taxes	71
Income Taxes	71
DISTRIBUTION OF CONTRACTS	71
PURCHASES	73
Minimum Initial Premium	73
Minimum Additional Premiums	73
Maximum Premiums	73
Allocations of Premium	73
Optional Contract Enhancements	74
Capital Protection Program	77
Guaranteed Minimum Accumulation Benefit (“GMAB”)	77
Accumulation Units	80
TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS	80
Potential Limits and Conditions on Fixed Account Transfers	81
Restrictions on Transfers: Market Timing	82
TELEPHONE AND INTERNET TRANSACTIONS	83
The Basics	83
What You Can Do and How	83
What You Can Do and When	83
How to Cancel a Transaction	83
Our Procedures	83
ACCESS TO YOUR MONEY	83
Waiver of Withdrawal and Recapture Charges for Certain Emergencies	84
Guaranteed Minimum Withdrawal Benefit Considerations	85
Guaranteed Minimum Withdrawal Benefit Important Special Considerations	86
7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”)	86
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”)	90
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”)	96
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”)	100
5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”)	104
5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”)	108
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”)	114
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”)	122
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”)	129
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”)	136
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”)	143
Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”)	151
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”)	159
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”)	169
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”)	179
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”)	188
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up (“LifeGuard Select”)	197
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up (“LifeGuard Select With Joint Option”)	209
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up And Transfer Of Assets (“Jackson Select”)	221
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up And Transfer Of Assets (“Jackson Select With Joint Option”)	233
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”)	247
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”)	258
5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”)	269
4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”)	276
Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (“LifeGuard Freedom Flex GMWB” and “LifeGuard Freedom Flex with Joint Option GMWB”).	282
LifeGuard Freedom Flex GMWB	284
LifeGuard Freedom Flex with Joint Option GMWB	295
Systematic Withdrawal Program	307
Suspension of Withdrawals or Transfers	308
INCOME PAYMENTS (THE INCOME PHASE)	308
Variable Income Payments	308
Income Options	309
FutureGuard Guaranteed Minimum Income Benefit	309
FutureGuard 6 Guaranteed Minimum Income Benefit	312
DEATH BENEFIT	314
Basic Death Benefit	315
Earnings Protection Benefit (“EarningsMax”)	315
Optional Death Benefits	316
5% Roll-up Death Benefit	316
6% Roll-up Death Benefit	317
Highest Quarterly Anniversary Value Death Benefit	318
Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit	319
Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit	320
LifeGuard Freedom DB	322
LifeGuard Freedom 6 DB	323
LifeGuard Freedom Flex DB	325
Payout Options	331
Pre-Selected Payout Options	331
Special Spousal Continuation Option	331
Death of Owner On or After the Income Date	332
Death of Annuitant	332
TAXES	332
Contract Owner Taxation	332
Tax-Qualified and Non-Qualified Contracts	332
Non-Qualified Contracts – General Taxation	332
Non-Qualified Contracts – Aggregation of Contracts	332
Non-Qualified Contracts – Withdrawals and Income Payments	332
Non-Qualified Contracts – Required Distributions	333
Tax-Qualified Contracts – Withdrawals and Income Payments	333
Withdrawals – Tax-Sheltered Annuities	333
Withdrawals – Roth IRAs	333
Constructive Withdrawals – Investment Adviser Fees	333
Extension of Latest Income Date	334
Death Benefits	334
IRS Approval	334
Assignment	334
Diversification	334
Owner Control	334
Withholding	334
Jackson Taxation	335
OTHER INFORMATION	335
Dollar Cost Averaging	335
Dollar Cost Averaging Plus (DCA+)	335
Earnings Sweep	336
Rebalancing	336
Free Look	336
Advertising	336
Restrictions Under the Texas Optional Retirement Program (ORP)	337
Modification of Your Contract	337
Legal Proceedings	337
PRIVACY POLICY	337
Collection of Nonpublic Personal Information	337
Disclosure of Current and Former Customer Nonpublic Personal Information	337
Security to Protect the Confidentiality of Nonpublic Personal Information	338
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	339
APPENDIX A (Trademarks, Services Marks, and Related Disclosures)	A-1
APPENDIX B (Contract Enhancement Recapture Charges)	B-1
APPENDIX C (Broker-Dealer Support)	C-1
APPENDIX D (GMAB Prospectus Examples)	D-1
APPENDIX E (GMWB Prospectus Examples)	E-1
APPENDIX F (GMWB Prospectus Examples for LifeGuard Freedom Flex GMWB, LifeGuard Freedom Flex With Joint Option GMWB, Jackson Select and Jackson Select With Joint Option)	F- 1
APPENDIX G (Transfer of Assets Methodology)	G -1
APPENDIX H (FutureGuard 6 GMIB Prospectus Examples)	H -1
APPENDIX I (Accumulation Unit Values)	I -1

GLOSSARY
These terms are capitalized when used throughout this prospectus because they have special meaning.  In reading this prospectus, please refer back to this glossary if you have any questions about these terms.
Accumulation Unit – a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.
Annuitant – the natural person on whose life annuity payments for this Contract are based.  The Contract allows for the naming of joint Annuitants.  Any reference to the Annuitant includes any joint Annuitant.
Annuity Unit – a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.
Beneficiary – the natural person or legal entity designated to receive any Contract benefits upon the Owner ’ s death.  The Contract allows for the naming of multiple Beneficiaries.
Completed Year – the succeeding twelve months from the date on which we receive a premium payment. Completed Years specify the years from the date of receipt of the premium and does not refer to Contract Years.  If the premium receipt date is on the Issue Date of the Contract then Completed Year 0-1 does not include the first Contract Anniversary.  The first Contract Anniversary begins Completed Year 1-2 and each successive Completed Year begins with the Contract Anniversary of the preceding Contract Year and ends the day before the next Contract Anniversary.
If the premium receipt date is other than the Issue Date or a subsequent Contract Anniversary, there is no correlation of the Contract Anniversary date and Completed Years.  For example, if the Issue Date is January 15, 2010 and a premium payment is received on February 28, 2010 then, although the first Contract Anniversary is January 15, 2011, Completed Year 0-1 for that premium payment would begin on February 28, 2010 and end on February 27, 2011.  Completed Year 1-2 for that premium payment would begin on February 28, 2011.
Contract – the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.
Contract Anniversary – each one-year anniversary of the Contract ’ s Issue Date.
Contract Enhancement – a credit that we will make to your Contract Value at the end of any business day in the first seven Contract Years (five Contract Years for the 2% Contract Enhancement) during which we receive a premium payment.  The Contract Enhancement endorsements available are the 2% Contract Enhancement endorsement, 3% Contract Enhancement endorsement, 4% Contract Enhancement endorsement, or 5% Contract Enhancement endorsement.  The actual Contract Enhancement percentage applied to the premium payment varies, depending upon which Contract Enhancement you have elected and the Contract Year in which you make your payment.

Contract Month – the period of time between consecutive monthly anniversaries of the Contract ’ s Issue date.
Contract Monthly Anniversary – each one-month anniversary of the Contract ’ s Issue Date.
Contract Quarter – the period of time between consecutive three-month anniversaries of the Contract ’ s Issue Date.
Contract Quarterly Anniversary – each three-month anniversary of the Contract ’ s Issue Date.
Contract Value – the sum of the allocations between the Contract ’ s Investment Divisions, Fixed Account and Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account.
Contract Year – the succeeding twelve months from a Contract ’ s Issue Date and every anniversary.  The first Contract Year (Contract Year 0-1) starts on the Contract ’ s Issue Date and extends to, but does not include, the first Contract Anniversary.  Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.
For example, if the Issue Date is January 15, 2010, then the end of Contract Year 0-1 would be January 14, 2011, and January 15, 2011, which is the first Contract Anniversary, begins Contract Year 1-2.
Excess Interest Adjustment – an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the specified period.
Fixed Account – part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period.  The Fixed Account consists of Fixed Account Options and the Guaranteed Minimum Accumulation Benefit (GMAB) Fixed Account.
Fixed Account Contract Value – the sum of the allocations between the Contract ’ s Fixed Account Options and the Guaranteed Minimum Accumulation Benefit (GMAB) Fixed Account.
Fixed Account Option – a Contract option within the Fixed Account for a specific period under which a stated rate of return will be credited.
General Account – the General Account includes all our assets, including any Contract Value allocated to the Fixed Account and the GMWB Fixed Account, which are available to our creditors.
Good Order – when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.
Guaranteed Minimum Accumulation Benefit (GMAB) Fixed Account – part of our Fixed Account within the General Account to which, if you elect the GMAB, a certain percentage of Contract Value is required to be allocated for a specific Guarantee Period in order to guarantee a minimum Contract Value at the end of the Guarantee Period.  The Contract Value allocated to the GMAB Fixed Account will earn a stated rate of return over the Guarantee Period subject to certain possible adjustments.

GLOSSARY
Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account – part of our General Account to and from which, if you elect a GMWB containing a Transfer of Assets provision (the LifeGuard Select GMWB, LifeGuard Select with Joint Option GMWB, Jackson Select GMWB and Jackson Select with Joint Option GMWB contain a Transfer of Assets provision), automatic transfers of your Contract Value may be required according to non-discretionary formulas.  The Contract Value allocated to the GMWB Fixed Account will earn a stated rate of return over a specified period.
GMWB Fixed Account Contract Value – the sum of the allocation s to the Contract ’ s GMWB Fixed Account.
Income Date – the date on which you begin receiving annuity payments.
Issue Date – the date your Contract is issued.
Investment Division – one of multiple variable options of the Separate Account to allocate your Contract ’ s value, each of which exclusively invests in a different available Fund.  The Investment Divisions are called variable because the return on investment is not guaranteed.
Jackson, JNL, we, our, or us – Jackson National Life Insurance Company.  (We do not capitalize “we,” “our,” or “us” in the prospectus.)
Owner, you or your – the natural person or legal entity entitled to exercise all rights and privileges under the Contract.  Usually, but not always, the Owner is the Annuitant.  The Contract allows for the naming of joint Owners.  (We do not capitalize “you” or “your” in the prospectus.)  Any reference to the Owner includes any joint Owner.
Separate Account – Jackson National Separate Account – I.  The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.
Separate Account Contract Value – the sum of the allocations between the Contract ’ s Investment Divisions.

KEY FACTS

The immediately following two sections briefly introduce the Contract (and its benefits and features) and its costs; however, please carefully read the whole prospectus and any related documents before purchasing the Contract to be sure that it will meet your needs.

Allocation Options
The Contract makes available Investment Divisions and a Fixed Account for allocation of your premium payments and Contract Value. Allocations to the Fixed Account for a specified period of one year may remain for one year, and we may require equal monthly transfers to the Investment Divisions during the time.  In addition, if you elect a GMWB containing a Transfer of Assets provision, automatic transfers of your Contract Value may be allocated to a GMWB Fixed Account.  For more information about the Fixed Accounts, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 25.  For more information about the Investment Divisions, please see “INVESTMENT DIVISIONS” beginning on page 29.

Investment Purpose
The Contract is intended to help you save for retirement or another long-term investment purpose.  The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan.  Qualified plans confer their own tax deferral.  For more information, please see “TAXES” beginning on page 332 .

Free Look
If you change your mind about having purchased the Contract, you may return it without penalty.  There are conditions and limitations, including time limitations, depending on where you live.  For more information, please see “Free Look” beginning on page 336 .

Purchases
There are minimum and maximum premium requirements.  You may elect to receive a credit to your Contract Value at the end of any business day in the first seven Contract Years (five Contract years for the 2% Contract Enhancement) during which we receive a premium payment, subject to fees, conditions and limitations.  The Contract also has two premium protection options, namely the Capital Protection Program and the Guaranteed Minimum Accumulation Benefit (GMAB), respectively.  If the GMAB is elected, no premium will be accepted more than 90 days after the Issue Date of the Contract while the GMAB is in effect.  For more information about both options, please see “PURCHASES” beginning on page 73 .

Optional Endorsements
Not all optional endorsements are available in all states or through all broker-dealers.  The availability of optional endorsements may reflect state prohibitions and variations, Jackson’s reservation of the right not to offer certain optional endorsements, and broker-dealer selections.  The representative assisting you will advise you whether an optional benefit is available and of any variations.

Withdrawals
Before the Income Date, there are a number of ways to access your Contract Value, generally subject to a charge or adjustment, particularly during the early Contract Years.  There are also a number of optional withdrawal benefits available.  The Contract has a free withdrawal provision and waives the charges and adjustments in the event of some unforeseen emergencies.  For more information, please see “ACCESS TO YOUR MONEY” beginning on page 83 .

Income Payments	There are a number of income options available, including an optional, guaranteed minimum income benefit. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 308 .

Death Benefit
The Contract has a death benefit that becomes payable if you die before the Income Date.  There are also a number of optional death benefits available.  For more information, please see “DEATH BENEFIT” beginning on page 314 .

FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract.  The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, surrender the Contract or transfer cash value between investment options.

Owner Transaction Expenses

Front-end Sales Load	None

Maximum Withdrawal Charge 1 –
Percentage of premium withdrawn, if applicable	8%

Maximum Contract Enhancement Recapture Charge 2 –
Percentage of the corresponding first year premiums withdrawn with a Contract Enhancement	4.5%

Maximum Premium Taxes 3 –
Percentage of each premium	3.5%

Commutation Fee:  Upon a total withdrawal after income payments have commenced under income option 4, or if after death during the period for which payments are guaranteed under income option 3 and Beneficiary elects a lump sum payment, the amount received will be reduced by (a) minus (b) where:

• (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

• (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

Transfer Charge 4 –
Per transfer after 15 in a Contract Year	$25

Expedited Delivery Charge 5	$22.50

1
There may be a withdrawal charge on these withdrawals of Contract Value:  withdrawals in excess of the free withdrawal amount; withdrawals under a tax-qualified Contract that exceed the required minimum distribution of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner ’ s death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity; a total withdrawal; and withdrawals on an Income Date that is within one year of the Issue Date.  The withdrawal charge is a schedule lasting four Completed Years (state variations may apply) .

                                                                    Withdrawal Charge (as a percentage of premium payments)
	Completed Years Since Receipt Of Premium -
	0-1	1-2	2-3	3-4	4+
Base Schedule	8%	7.5%	6.5%	5.5%	0%

For Contracts purchased before October 11, 2010

Withdrawal Charge (as a percentage of premium payments)
Completed Years Since Receipt Of Premium

	0-1	1-2	2-3	3-4	4+
Base Schedule	8%	8%	7%	6%	0%

2
Contract Enhancements (C.E.) are subject to recapture charges in addition to asset-based charges for specified periods.  If you select an optional Contract Enhancement, there is a recapture charge on withdrawals when: the Contract is returned during the free look period; withdrawals are in excess of the free withdrawal amounts; withdrawals exceed the required minimum distributions of the Internal Revenue Code; there is a total withdrawal; and there is a total withdrawal due to annuitizing the Contract and the corresponding Income Date is within the recapture charge schedule.  The percentage amount of the recapture charge depends upon (i) the corresponding declining amount of the Contract Enhancement based on the Contract Year when the premium payment being withdrawn was received and (ii) when the charge is imposed based on the Completed Years since the receipt of the related premium.  The percentage amounts of the recapture charges are as follows:
Contract Enhancement Recapture Charge (as a percentage of the corresponding premium payment withdrawn if an optional Contract Enhancement is selected)

2% Contract Enhancement

Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	2%	2%	1.25%	1.25%	0.50%	0%	0%	0%
1-2	2%	1.25%	1.25%	0.50%	0%	0%	0%	0%
2-3	1.25%	1.25%	0.50%	0%	0%	0%	0%	0%
3-4	1.25%	0.50%	0%	0%	0%	0%	0%	0%
4-5	0.50%	0%	0%	0%	0%	0%	0%	0%
5-6	0%	0%	0%	0%	0%	0%	0%	0%
6-7	0%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

3% Contract Enhancement

Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	3%	3%	2%	2%	2%	1%	1%	0%
1-2	3%	2%	2%	2%	1%	1%	0%	0%
2-3	2%	2%	1.25%	1%	1%	0%	0%	0%
3-4	2%	2%	1%	1%	0%	0%	0%	0%
4-5	2%	1%	1%	0%	0%	0%	0%	0%
5-6	1%	1%	0%	0%	0%	0%	0%	0%
6-7	1%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

4% Contract Enhancement

Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	4%	4%	2.50%	2.50%	2.50%	1.25%	1.25%	0%
1-2	4%	2.50%	2.50%	2.50%	1.25%	1.25%	0%	0%
2-3	2.50%	2.50%	2%	1.25%	1.25%	0%	0%	0%
3-4	2.50%	2.50%	1.25%	1.25%	0%	0%	0%	0%
4-5	2.50%	1.25%	1.25%	0%	0%	0%	0%	0%
5-6	1.25%	1.25%	0%	0%	0%	0%	0%	0%
6-7	1.25%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

5% Contract Enhancement

Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	4.50%	3.75%	3.25%	2.75%	2%	1.25%	1%	0%
1-2	3.75%	3.25%	2.75%	2%	1.25%	1%	0%	0%
2-3	3.25%	2.75%	2%	1.25%	1%	0%	0%	0%
3-4	2.75%	2%	1.25%	1%	0%	0%	0%	0%
4-5	2%	1.25%	1%	0%	0%	0%	0%	0%
5-6	1.25%	1%	0%	0%	0%	0%	0%	0%
6-7	1%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

For Contracts purchased before May 1, 2010

Contract Enhancement Recapture Charge (as a percentage of the corresponding first year premium payment withdrawn if an optional Contract Enhancement is selected)
	Completed Years Since Receipt Of Premium -
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
2% C.E.	2%	2%	1.25%	1.25%	0.5%	0	0	0
3% C.E.	3%	3%	2%	2%	2%	1%	1%	0
4% C.E.	4%	4%	2.5%	2.5%	2.5%	1.25%	1.25%	0
5% C.E.	4.5%	3.75%	3.25%	2.75%	2%	1.25%	1%	0

Please note that if you return your Contract during the free look period, the entire amount of any Contract Enhancement will be recaptured.
For more information about recapture charges, please see “Contract Enhancement Recapture Charge” under “Contract Charges”, beginning on page 45 .

3	Premium taxes generally range from 0 to 3.5% and vary by state.
4	We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.
5	For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds ’ fees and expenses.

Periodic Expenses

Base Contract

Annual Contract Maintenance Charge 6		$35

Separate Account Annual Expenses
Annual percentage of average daily account value of Investment Divisions		1.60%

Mortality And Expense Risk Charge	1.45%

Administration Charge 7	0.15%

Total Separate Account Annual Expenses for Base Contract		1.60%

Optional Endorsements – A variety of optional endorsements to the Contract are available. Please see the footnotes for additional information on the various optional endorsement charges.

The following optional endorsement charges are based on average daily net asset value. You may select one from each grouping below8:

Earnings Protection Benefit Maximum Annual Charge (“EarningsMax®”) 9	0.45%

5% Contract Enhancement Maximum Annual Charge 10	0.695%
4% Contract Enhancement Maximum Annual Charge 10	0.56%
3% Contract Enhancement Maximum Annual Charge 10	0.42%
2% Contract Enhancement Maximum Annual Charge 11	0.395%

The following optional death benefit endorsement charges are based on either average daily net asset value or on a benefit base and are indicated as such.  Please see the footnotes for additional information on the various optional death benefit endorsement charges.  You may select one of the available benefits listed below8:

Average Daily Net Asset Value Based Charges
4% Roll-up Death Benefit Maximum Annual Charge (no longer offered as of April 30, 2007) 12	0.50%
Highest Anniversary Value Death Benefit Maximum Annual Charge (no longer offered as of October 6, 2008) 13	0.40%
Combination 5% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge (no longer offered as of October 6, 2008) 14	0.80%
Combination 4% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge (no longer offered as of April 30, 2007) 15	0.60%

Benefit Based Charges
5% Roll-up Death Benefit Maximum Annual Charge 16	1.20%
6% Roll-up Death Benefit Maximum Annual Charge 17	1.60%
Highest Quarterly Anniversary Value Death Benefit Maximum Annual Charge 18	0.60%
Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit Maximum Annual Charge 19	1.40%
Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit Maximum Annual Charge 20	1.80%
LifeGuard Freedom DBSM Maximum Annual Charge (no longer offered as of September 28, 2009) 21	0.60%
LifeGuard Freedom 6 DBSM Maximum Annual Charge (no longer offered as of October 11, 2010) (only available if the LifeGuard Freedom 6 GMWB is also selected) 22	0.60%
LifeGuard Freedom Flex DB SM Maximum Annual Charge (only available with a specified combination of Options for the LifeGuard Freedom Flex GMWB) 23	0.72%

The following optional endorsement charges are benefit based.  Please see the footnotes for additional information on the various optional endorsement charges.  You may select one of the available benefits listed below8:

Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge (“FutureGuardSM”)(no longer offered as of December 3, 2007) 24	0.60%
GMIB Maximum Annual Charge (“FutureGuard 6SM”)(no longer offered as of April 6, 2009) 25	0.87%
Guaranteed Minimum Accumulation Benefit (“GMAB”) Maximum Annual Charge 26	1.02%
7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge (no longer offered as of March 31, 2008)(“SafeGuard 7 PlusSM”) 27	0.75%
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge (“SafeGuard MaxSM”) 28	1.20%
5% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 5SM,” formerly “AutoGuard®”) 29	1.47%
6% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 6SM”) 30	1.62%
5% GMWB Without Step-Up Maximum Annual Charge (no longer offered as of October 6, 2008) (“MarketGuard 5®”) 31	0.51%
5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard ProtectorSM”) 32	1.47%
5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AdvantageSM,” formerly “LifeGuard Protector AdvantageSM”) 33	1.50%
5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard Protector PlusSM”) 34	1.47%
Joint 5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard Protector with Joint Option”) 35	1.62%
Joint 5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard Protector Plus with Joint Option”) 36	1.71%
For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AscentSM”) 37	1.50%
Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard Ascent With Joint Option”) 38	1.71%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009) (“LifeGuard FreedomSM GMWB”) 39	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009)(“LifeGuard Freedom GMWB With Joint Option”) 40	1.86%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of October 11, 2010) (“LifeGuard Freedom 6SM GMWB”) 41	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of October 11, 2010) (“LifeGuard Freedom 6 GMWB With Joint Option”) 42	1.86%
For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum Annual Charge (no longer offered as of May 1, 2010)(“LifeGuard SelectSM”) 43	1.50%
Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum Annual Charge (no longer offered as of May 1, 2010)(“LifeGuard Select With Joint Option”) 44	1.86%
For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Maximum Annual Charge (“Jackson SelectSM”) 45	2.04%
Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Maximum Annual Charge (“Jackson Select With Joint Option”) 46	2.64%
For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net”) 47	2.10%
Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net With Joint Option”) 48	3.00%
5% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)(“LifeGuard 5®“) 49	1.32%
4% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)(“LifeGuard 4®“) 50	0.87%
For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex GMWB”) 51	2.64%
Joint For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex With Joint Option GMWB”) 52	3.00%

6
This charge is waived on Contract Value of $50,000 or more.  This charge is deducted proportionally from allocations to the Investment Divisions, the Fixed Account and the GMWB Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

7
For Contracts purchased on or after September 28, 2009, this charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million.  If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated.
For Contracts purchased before September 28, 2009, this charge is waived on initial premiums of $1 million or more, but we may reverse the waiver and reinstate the Administrative Charge if your withdrawals during the first year of the Contract cause the Contract Value to drop below $1 million.

8
Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled.  Also, you may not select both a Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefits.  In addition, the Guaranteed Minimum Accumulation Benefit may not be selected in combination with any Contract Enhancement, any Guaranteed Minimum Income Benefit or any Guaranteed Minimum Withdrawal Benefits.

9	The current charge is 0.30%.
10
This charge lasts for the first seven Contract Years.  While this charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions, this charge will also be assessed against any amounts allocated to the Fixed Account Options and the GMWB Fixed Account by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals).  For more information, please see “Contract Enhancement Charge” under “Contract Charges”, beginning on page 45 .

11
This charge lasts for the first five Contract Years.  While this charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions, this charge will also be assessed against any amounts allocated to the Fixed Account Options and the GMWB Fixed Account by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals).  For more information, please see “Contract Enhancement Charge” under “Contract Charges”, beginning on page 45 .

12	The current charge is 0.30%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.
13	The current charge is 0.25%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.
14	The current charge is 0.55%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.
15	The current charge is 0.40%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.
16
For Contracts with this 5% Roll-up Death Benefit purchased on or after October 6, 2008, the current charge is 0.15% of the GMDB Benefit Base each Contract Quarter (0.60% annually), subject to a maximum annual charge of 1.20% of the GMDB Benefit Base (as used in the Table).  The GMDB Benefit Base for this optional endorsement generally equals the Step-Up Value on the most recent Step-Up Date, subject to certain adjustments after the most recent Step-Up Date, compounded at an annual interest rate of 5% (4% if the Owner was age 70 or older on the endorsement ’ s effective date) until the Contract Anniversary immediately preceding the Owner ’ s 81st birthday.
The Step-Up Date is initially equal to the endorsement ’ s effective date, and the Step-Up Value is initially equal to: (a) the initial premium paid (net of any applicable premium taxes) if the endorsement ’ s effective date is the Contract ’ s Issue Date; or (b) the Contract Value, less any recapture charges (that would be paid were you to make a full withdrawal on the endorsement ’ s effective date), as of the endorsement ’ s effective date if the effective date is after the Contract ’ s Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement ’ s effective date or the Contract Anniversary immediately preceding the Owner ’ s (or oldest Joint Owner ’ s) 81st birthday, the Step-Up Date is equal to that Contract Anniversary, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.
For Contracts with this 5% Roll-up Death Benefit purchased before October 6, 2008, the charge is 0.45%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.
For more information about the charge for this endorsement, please see “5% Roll-up Death Benefit” under “Death Benefit Charges”, beginning on page 68 .  For more information about how the endorsement works, including more details regarding the GMDB Benefit Base, please see “5% Roll-up Death Benefit” under “Optional Death Benefits”, beginning on page 316 .

17
The current charge for this 6% Roll-up Death Benefit is 0.20% of the GMDB Benefit Base each Contract Quarter (0.80% annually), subject to a maximum annual charge of 1.60% of the GMDB Benefit Base (as used in the Table).  The GMDB Benefit Base for this optional endorsement generally equals the Step-Up Value on the most recent Step-Up Date, subject to certain adjustments after the most recent Step-Up Date, compounded at an annual interest rate of 6% (5% if the Owner was age 70 or older on the endorsement ’ s effective date) until the Contract Anniversary immediately preceding the Owner ’ s 81st birthday.
The Step-Up Date is initially equal to the endorsement ’ s effective date, and the Step-Up Value is initially equal to: (a) the initial Premium paid (net of any applicable premium taxes) if the endorsement ’ s effective date is the Contract ’ s Issue Date; or (b) the Contract Value, less any recapture charges (that would be paid were you to make a full withdrawal on the endorsement ’ s effective date), as of the endorsement ’ s effective date if the effective date is after the Contract ’ s Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement ’ s effective date or the Contract Anniversary immediately preceding the Owner ’ s (or oldest Joint Owner ’ s) 81st birthday, the Step-Up Date is equal to that Contract Anniversary, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.
For more information about the charge for this endorsement, please see “6% Roll-up Death Benefit” under “Death Benefit Charges”, beginning on page 68 .  For more information about how the endorsement works, including more details regarding the GMDB Benefit Base, please see “6% Roll-up Death Benefit” under “Optional Death Benefits”, beginning on page 317 .

18
The current charge for this Highest Quarterly Anniversary Value Death Benefit is 0.075% of the GMDB Benefit Base each Contract Quarter (0.30% annually), subject to a maximum annual charge of 0.60% of the GMDB Benefit Base (as used in the Table).  The GMDB Benefit Base for this optional endorsement generally equals the greatest of the adjusted quarterly Contract Values on the endorsement ’ s effective date and on any Contract Quarterly Anniversary following the endorsement ’ s effective date but prior to the Owner ’ s 81st birthday, subject to certain adjustments after that date.
For more information about the charge for this endorsement, please see “Highest Quarterly Anniversary Value Death Benefit” under “Death Benefit Charges”, beginning on page 69 .  For more information about how the endorsement works, including more details regarding the GMDB Benefit Base, please see “Highest Quarterly Anniversary Value Death Benefit " under “Optional Death Benefits”, beginning on page 318 .

19
The current charge for this Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit is 0.175% of the GMDB Benefit Base each Contract Quarter (0.70% annually), subject to a maximum annual charge of 1.40% of the GMDB Benefit Base (as used in the Table).   The GMDB Benefit Base for this optional endorsement generally equals the greater of (a) or (b), where:
(a) Generally equals the Step-Up Value on the most recent Step-Up Date, subject to certain adjustments after the most recent Step-Up Date, compounded at an annual interest rate of 5% (4% if the Owner was age 70 or older on the endorsement ’ s effective date) until the Contract Anniversary immediately preceding the Owner ’ s 81st birthday; and
(b) Generally equals the greatest of the adjusted quarterly Contract Values on the endorsement ’ s effective date and on any Contract Quarterly Anniversary following the endorsement ’ s effective date but prior to the Owner ’ s 81st birthday, subject to certain adjustments after that date.
The Step-Up Date is initially equal to the endorsement ’ s effective date, and the Step-Up Value is initially equal to: (a) the initial Premium paid (net of any applicable premium taxes) if the endorsement ’ s effective date is the Contract ’ s Issue Date; or (b) the Contract Value, less any recapture charges (that would be paid were you to make a full withdrawal on the endorsement ’ s effective date), as of the endorsement ’ s effective date if the effective date is after the Contract ’ s Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement ’ s effective date or the Contract Anniversary immediately preceding the Owner ’ s (or oldest Joint Owner ’ s) 81st birthday, the Step-Up Date is equal to that Contract Anniversary, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.
For more information about the charge for this endorsement, please see “Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Death Benefit Charges”, beginning on page 69 .  For more information about how the endorsement works, including more details regarding the GMDB Benefit Base, please see “Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 319 .

20
The current charge for this Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit is 0.225% of the GMDB Benefit Base each Contract Quarter (0.90% annually), subject to a maximum annual charge of 1.80% of the GMDB Benefit Base (as used in the Table).  The GMDB Benefit Base for this optional endorsement generally equals the greater of (a) or (b), where:
(a) Generally equals the Step-Up Value on the most recent Step-Up Date, subject to certain adjustments after the most recent Step-Up Date, compounded at an annual interest rate of 6% (5% if the Owner was age 70 or older on the endorsement ’ s effective date) until the Contract Anniversary immediately preceding the Owner ’ s 81st birthday; and
(b) Generally equals the greatest of the adjusted quarterly Contract Values on the endorsement ’ s effective date and on any Contract Quarterly Anniversary following the endorsement ’ s effective date but prior to the Owner ’ s 81st birthday, subject to certain adjustments after that date.
The Step-Up Date is initially equal to the endorsement ’ s effective date, and the Step-Up Value is initially equal to: (a) the initial Premium paid (net of any applicable premium taxes) if the endorsement ’ s effective date is the Contract ’ s Issue Date; or (b) the Contract Value, less any recapture charges (that would be paid were you to make a full withdrawal on the endorsement ’ s effective date), as of the endorsement ’ s effective date if the effective date is after the Contract ’ s Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement ’ s effective date or the Contract Anniversary immediately preceding the Owner ’ s (or oldest Joint Owner ’ s) 81st birthday, the Step-Up Date is equal to that Contract Anniversary, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.

For more information about the charge for this endorsement, please see “Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Death Benefit Charges”, beginning on page 69 .  For more information about how the endorsement works, including more details regarding the GMDB Benefit Base, please see “Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 320 .

21
The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB.  The current and maximum charge for the LifeGuard Freedom DB is 0.15% of the GMWB Death Benefit each Contract Quarter (0.60% annually).  The charge for LifeGuard Freedom DB is in addition to the charge for the LifeGuard Freedom GMWB.
The GMWB Death Benefit is equal to the LifeGuard Freedom GWB (see footnote 38 below).  If you select the LifeGuard Freedom GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the LifeGuard Freedom GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
For more information about the charge for the LifeGuard Freedom DB, please see “LifeGuard Freedom DB” under “Death Benefit Charges”, beginning on page 69 .  For more information about how this optional death benefit endorsement works, please see “LifeGuard Freedom DB” under “Optional Death Benefits”, beginning on page 322 .  For more information about how the LifeGuard Freedom GMWB works, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 159 .

22
The LifeGuard Freedom 6 DB is only available in conjunction with the purchase of the LifeGuard Freedom 6 GMWB.  The current and maximum charge for the LifeGuard Freedom 6 DB is 0.15% of the GMWB Death Benefit each Contract Quarter (0.60% annually).  The charge for LifeGuard Freedom 6 DB is in addition to the charge for the LifeGuard Freedom 6 GMWB.
The GMWB Death Benefit is equal to the LifeGuard Freedom 6 GWB (see footnote 40 below).  If you select the LifeGuard Freedom 6 GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the LifeGuard Freedom 6 GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
For more information about the charge for the LifeGuard Freedom 6 DB, please see “LifeGuard Freedom 6 DB” under “Death Benefit Charges”, beginning on page 70 .  For more information about how the LifeGuard Freedom 6 DB works, please see “LifeGuard Freedom 6 DB” under “Optional Death Benefits”, beginning on page 323 .  For more information about how the LifeGuard Freedom 6 GMWB works, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 179 .

23
The LifeGuard Freedom Flex DB is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options).  The current and maximum charge for the LifeGuard Freedom Flex DB is 0.175% of the GMWB Death Benefit each Contract Quarter (0.70% annually).  For Contracts purchased in Washington State , the current and maximum charge is 0.06% of the GMWB Death Benefit each Contract Month (0.72% annually, as used in the table).   The charge for LifeGuard Freedom Flex DB   is in addition to the charge for the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options) .
If you select the LifeGuard Freedom Flex DB when you purchase your Contract, the initial GMWB Death Benefit is generally your initial premium payment, net of premium taxes, plus any Contract Enhancement.
For more information about the charge for the LifeGuard Freedom Flex DB, please see “LifeGuard Freedom Flex DB” under “Death Benefit Charges”, beginning on page 68 .  For more information about how the LifeGuard Freedom Flex DB works, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 325 .  For more information about how the LifeGuard Freedom Flex GMWB works, please see “LifeGuard Freedom Flex GMWB” beginning on page 284 .

2 4
The charge for FutureGuard is expressed as an annual percentage of the GMIB Benefit Base.  The GMIB Benefit Base for FutureGuard is the greater of (a) or (b), where:
(a) Generally equals all premiums you have paid, subject to certain adjustments, compounded at an annual interest rate of 5% until the earlier of the Annuitant ’ s 80th birthday or the exercise date of this GMIB; and
(b) Generally equals the greatest Contract Value on any Contract Anniversary prior to the Annuitant ’ s 81st birthday, subject to certain adjustments after that Contract Anniversary.
For more information about how the endorsement works, including more details regarding the GMIB Benefit Base, please see “FutureGuard Guaranteed Minimum Income Benefit” beginning on page 309 .
For Contracts with this GMIB purchased from March 7, 2005 through January 16, 2006 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).
For Contracts with this GMIB purchased in Washington State on and after January 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  For more information about the charge for this endorsement, please see “FutureGuard Guaranteed Minimum Income Benefit Charge” beginning on page 47 .

2 5
The current and maximum charge is 0.2125% of the GMIB Benefit Base each calendar quarter (0.85% annually).  For Contracts purchased in Washington State, you currently pay the maximum charge of 0.0725% of the GMIB Benefit Base each Contract Month (0.87% annually, as used in the table).  The GMIB Benefit Base for FutureGuard 6 is the greater of (a) or (b), where:
(a) Generally equals the Step-Up Value on the most recent Step-Up Date, subject to certain adjustments after the most recent Step-Up Date, compounded at an annual interest rate of 6% until the earlier of the Annuitant ’ s 80th birthday or the exercise date of this GMIB; and
(b) Generally equals the greatest Contract Value on any Contract Anniversary prior to the Annuitant ’ s 81st birthday, subject to certain adjustments after that Contract Anniversary.

At issue, the Step-Up Date is the Issue Date, and the Step-Up Value is generally equal to the initial premium paid plus any Contract Enhancement credited.  After issue, the Step-Up Date is the Contract Anniversary on which the Owner elects to step up to the Contract Value, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.
For more information about how the endorsement works, including more details regarding the GMIB Benefit Base, please see “FutureGuard 6 Guaranteed Minimum Income Benefit” beginning on page 312 .
For Contracts with FutureGuard 6 purchased before October 6, 2008, the charge is 0.20% of the GMIB Benefit Base each calendar quarter (0.80% annually).  For Contracts purchased in Washington State, before October 6, 2008 you pay 0.07% of the GMIB Benefit Base each Contract Month (0.84% annually).  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  For more information about the charge for this endorsement, please see “FutureGuard 6 Guaranteed Minimum Income Benefit Charge” beginning on page 47 .

2 6
The charge is quarterly, currently 0.125% (0.50% annually) of the Guaranteed Value (GV) in effect on the date the charge is deducted, subject to a maximum annual charge of 1.00%.  But for Contracts purchased in Washington State, the charge is monthly, currently 0.0425% (0.51% annually) of the GV, subject to a maximum annual charge of 1.02% as used in the Table.  The GV is the minimum Contract Value guaranteed at the end of the elected Guarantee Period.  If you select the GMAB when you purchase your Contract, the GV is your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMAB is re-elected, the GV is generally your Contract Value at the time of re-election, adjusted for any subsequent withdrawals.  We reserve the right to prospectively change the current charge on new Contracts or upon re-election of the benefit after the Contract is issued – subject to the applicable maximum annual charge.
The charge is deducted at the end of each calendar quarter/Contract Month, or upon termination of the endorsement, from your Contract Value.  Quarterly charges are deducted from the Investment Divisions and the Fixed Account, including the GMAB Fixed Account, on a pro rata basis.  In Washington State, the monthly charges are also pro rata but deducted over the applicable Investment Divisions only.  The portion of the charge from the Investment Divisions is deducted by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GV.  For more information about the charge for this endorsement, please see “Guaranteed Minimum Accumulation Benefit Charge” beginning on page 47 .  For more information about how the endorsement works, including more details regarding the GV, please see “Guaranteed Minimum Accumulation Benefit” beginning on page 77 .  Please check with your representative to learn about the current level of the charge, the current interest rate for the GMAB Fixed Account and the current required allocation of premium to the GMAB Fixed Account.  You may also contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

2 7
0.75% is the maximum annual charge of the Guaranteed Withdrawal Balance (GWB) when this endorsement is added to a Contract on and after January 17, 2006, which charge is payable quarterly (monthly for Contracts purchased in Washington State).  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
The charge is expressed as an annual percentage and depends on:

● When the endorsement is added to the Contract.
● The endorsement ’ s availability – on and after, or before January 17, 2006.
● The basis for deduction – a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).
● The frequency of deduction – quarterly, monthly, or daily.

The below tables have the maximum and current charges.
For Contracts to which this endorsement was added on and after January 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.
For Contracts to which this endorsement was added before January 17, 2006, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

7% GMWB
Endorsement ’ s Availability	On and after January 17, 2006		Before January 17, 2006
Maximum Annual Charge	0.75%		0.70%
Current Annual Charge	0.40%	0.42%	0.40%
Charge Basis	GWB		Investment Divisions
Charge Frequency	Quarterly	Monthly	Daily

For more information about the charge for this endorsement, please see “7% Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 48 .  For more information about how the endorsement works, including more details regarding the GWB, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 86 .

2 8
 1.20% is the maximum annual charge of the Guaranteed Withdrawal Benefit with 5-Year Step-Up, which charge is payable quarterly.  The below tables have the maximum and current charges.  You pay the applicable percentage of the GWB each Contract Quarter.  But for Contracts purchased in Washington State, you pay the charge each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB was elected after the issue date (which is no longer an option on or after May 1, 2010), the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

GMWB With 5-Year Step-Up
Annual Charge	Maximum		Current
For endorsements purchased on or after May 1, 2010	1.20%÷4	1.20%÷12	.60%÷4	.60%÷12
For endorsements purchased before May 1, 2010	.80%÷4	.81%÷12	0.45%÷4	0.45%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a step-up – subject to the applicable maximum annual charge.
For more information, including how the GWB is calculated, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 90 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

2 9
The charge is quarterly, currently 0.1625% (0.65% annually) of the GWB, subject to a maximum annual charge of 1.45%.  But for Contracts purchased in Washington State, the charge is monthly, currently 0.055% (0.66% annually) of the GWB, subject to a maximum annual charge of 1.47% as used in the Table.  We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to the applicable maximum annual charge.
The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.
While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 96 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.
For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month.

30
The charge is quarterly, currently 0.2125% (0.85% annually) of the GWB, subject to a maximum annual charge of 1.60%.  But for Contracts purchased in Washington State, the charge is monthly, currently 0.0725% (0.87% annually) of the GWB, subject to a maximum annual charge of 1.62% as used in the Table.  We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to the applicable maximum annual charge.
The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 99 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month.

3 1
The charge is quarterly, currently 0.05% (0.20% annually) of the GWB, subject to a maximum annual charge of 0.50%.  But for Contracts purchased in Washington State, the charge is monthly, currently 0.0175% (0.21% annually) of the GWB, subject to a maximum annual charge of 0.51% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to the applicable maximum annual charge.
The charge is deducted at the end of each calendar quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.
While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 104 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

3 2
1.47% is the maximum annual charge of the 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly.  The charge for the 5% for Life GMWB With Annual Step-Up varies by age group.  The below table has the maximum and current charges for all age groups.
You pay the applicable percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

5% for Life GMWB With Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 49	0.85%÷4	0.87%÷12	0.40%÷4	0.42%÷12
50 – 54	0.85%÷4	0.87%÷12	0.40%÷4	0.42%÷12
55 – 59	1.20%÷4	1.20%÷12	0.65%÷4	0.66%÷12
60 – 64	1.30%÷4	1.32%÷12	0.75%÷4	0.75%÷12
65 – 69	1.45%÷4	1.47%÷12	0.90%÷4	0.90%÷12
70 – 74	0.85%÷4	0.87%÷12	0.50%÷4	0.51%÷12
75 – 80	0.60%÷4	0.60%÷12	0.35%÷4	0.36%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “5% for Life GMWB With Annual Step-Up Charge” beginning on page 51 .  For more information about how the endorsement works, please see “5% for Life GMWB With Annual Step-Up” beginning on page 107 .

3 3
1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups:  55-59, 60-64, and 65-69, which charge is payable quarterly.  The charge for the 5% for Life GMWB With Annual Step-Up varies by age group.  The below tables have the maximum and current charges for all age groups.
You pay the applicable percentage of the GWB each quarter.  But for Contracts purchased in Washington State, the charge is monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

5% for Life GMWB With Bonus and Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 49	1.00%÷4	1.02%÷12	0.55%÷4	0.57%÷12
50 – 54	1.15%÷4	1.17%÷12	0.70%÷4	0.72%÷12
55 – 59	1.50%÷4	1.50%÷12	0.95%÷4	0.96%÷12
60 – 64	1.50%÷4	1.50%÷12	0.95%÷4	0.96%÷12
65 – 69	1.50%÷4	1.50%÷12	0.95%÷4	0.96%÷12
70 – 74	0.90%÷4	0.90%÷12	0.55%÷4	0.57%÷12
75 – 80	0.65%÷4	0.66%÷12	0.40%÷4	0.42%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.
For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month.
For more information about the charge for this endorsement, please see “5% for Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 52 .  For more information about how the endorsement works, please see “5% for Life GMWB With Bonus and Annual Step-Up” beginning on page 113 .

3 4
1.47% is the maximum annual charge of the 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups:  55-59 and 60-64, which charge is payable monthly.  The charge for the 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group.  The below tables have the maximum and current charges for all age groups.
You pay the applicable percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

5% for Life GMWB With Bonus and Five-Year Step-Up
Annual Charge	Maximum		Current
Ages 45 – 49	0.85%÷4	0.87%÷12	0.40%÷4	0.42%÷12
50 – 54	1.00%÷4	1.02%÷12	0.55%÷4	0.57%÷12
55 – 59	1.45%÷4	1.47%÷12	0.85%÷4	0.87%÷12
60 – 64	1.45%÷4	1.47%÷12	0.85%÷4	0.87%÷12
65 – 69	1.20%÷4	1.20%÷12	0.65%÷4	0.66%÷12
70 – 74	0.75%÷4	0.75%÷12	0.35%÷4	0.36%÷12
75 – 80	0.55%÷4	0.57%÷12	0.30%÷4	0.30%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up, again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “5% for Life GMWB With Bonus and Five-Year Step-Up Charge” beginning on page 53 .  For more information about how the endorsement works, please see “5% for Life GMWB With Bonus and Five-Year Step-Up” beginning on page 121 .

3 5
1.62% is the maximum annual charge of the Joint 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly.  The charge for the Joint 5% for Life GMWB With Annual Step-Up varies by age group.  The below table has the maximum and current charges for all age groups.
You pay the applicable percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint 5% for Life GMWB With Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 49	1.00%÷4	1.02%÷12	0.55%÷4	0.57%÷12
50 – 54	1.00%÷4	1.02%÷12	0.55%÷4	0.57%÷12
55 – 59	1.35%÷4	1.35%÷12	0.80%÷4	0.81%÷12
60 – 64	1.45%÷4	1.47%÷12	0.90%÷4	0.90%÷12
65 – 69	1.60%÷4	1.62%÷12	1.05%÷4	1.05%÷12
70 – 74	1.00%÷4	1.02%÷12	0.65%÷4	0.66%÷12
75 – 80	0.75%÷4	0.75%÷12	0.50%÷4	0.51%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “Joint 5% for Life GMWB With Annual Step-Up Charge” beginning on page 53 .  For more information about how the endorsement works, please see “Joint 5% for Life GMWB With Annual Step-Up” beginning on page 128 .

3 6
1.71% is the maximum annual charge of the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups:  55-59 and 60-64, which charge is payable monthly.  The charge for the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group.  The below tables have the maximum and current charges for all age groups.
You pay the applicable percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint 5% for Life GMWB With Bonus and Five-Year Step-Up
Annual Charge	Maximum		Current
Ages 45 – 49	1.10%÷4	1.11%÷12	0.65%÷4	0.66%÷12
50 – 54	1.25%÷4	1.26%÷12	0.80%÷4	0.81%÷12
55 – 59	1.70%÷4	1.71%÷12	1.10%÷4	1.11%÷12
60 – 64	1.70%÷4	1.71%÷12	1.10%÷4	1.11%÷12
65 – 69	1.45%÷4	1.47%÷12	0.90%÷4	0.90%÷12
70 – 74	1.00%÷4	1.02%÷12	0.60%÷4	0.60%÷12
75 – 80	0.80%÷4	0.81%÷12	0.55%÷4	0.57%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up, again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “Joint 5% for Life GMWB With Bonus and Five-Year Step-Up Charge” beginning on page 54 .  For more information about how the endorsement works, please see “Joint 5% for Life GMWB With Bonus and Five-Year Step-Up” beginning on page 135 .

3 7
1.50% is the maximum annual charge of the For Life GMWB With Annual Step-Up, which charge is payable quarterly.  The below table has the maximum and current charges.  You pay the applicable percentage of the GWB each quarter.  But for Contracts purchased in Washington State, the charge is monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

For Life GMWB With Annual Step-Up
Annual Charge	Maximum		Current
Ages 45-85 4	1.50%÷4	1.50%÷12	0.95%÷4	0.96%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.
For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month.
For more information about the charge for this endorsement, please see “For Life GMWB With Annual Step-Up Charge” beginning on page 55 .  For more information about how the endorsement works, please see “For Life GMWB With Annual Step-Up” beginning on page 143 .

3 8
1.71% is the maximum annual charge of the Joint For Life GMWB With Annual Step-Up, which charge is payable monthly.  The below table has the maximum and current charges.  You pay the applicable percentage of the GWB each quarter.  But for Contracts purchased in Washington State, the charge is monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint For Life GMWB With Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 85	1.70%÷4	1.71%÷12	1.15%÷4	1.17%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.
For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month.
For more information about the charge for this endorsement, please see “Joint For Life GMWB With Annual Step-Up Charge” beginning on page 55 .  For more information about how the endorsement works, please see “Joint For Life GMWB With Annual Step-Up” beginning on page 150 .

3 9
1.50% is the maximum annual charge of the For Life GMWB With Bonus and Annual Step-Up, which charge is payable quarterly.  The below tables have the maximum and current charges.  You pay the applicable percentage of the GWB each Contract Quarter.  But for Contracts purchased in Washington State, you pay the charge each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

For Life GMWB With Bonus and Annual Step-Up
Annual Charge	Maximum		Current
Ages 45-80 4	1.50%÷4	1.50%÷12	0.95%÷4	0.96%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.
For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 56 .  For more information about how the endorsement works, please see “For Life GMWB With Bonus and Annual Step-Up “ beginning on page 159 .

40
For Contracts purchased in Washington State, 1.86% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Month.  For Contracts purchased in all other states, 1.85% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Quarter.  The below tables have the maximum and current charges.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint For Life GMWB With Bonus and Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 80	1.85%÷4	1.86%÷12	1.25%÷4	1.26%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.
For more information about the charge for this endorsement, please see “Joint Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 57 .  For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus and Annual Step-Up “ beginning on page 169 .

4 1
1.50% is the maximum annual charge of the For Life GMWB With Bonus and Annual Step-Up, which charge is payable quarterly.  The below tables have the maximum and current charges.  You pay the applicable percentage of the GWB each Contract Quarter.  But for Contracts purchased in Washington State, you pay the charge each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

For Life GMWB With Bonus and Annual Step-Up
	Maximum		Current
Ages 45 – 80	1.50%÷4	1.50%÷12	0.95%÷4	0.96%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.
 For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 58 .  For more information about how the endorsement works, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 179 .

4 2
For Contracts purchased in Washington State, 1.86% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Month.  For Contracts purchased in all other states, 1.85% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Quarter.  The below tables have the maximum and current charges.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint For Life GMWB With Bonus and Annual Step-Up
	Maximum		Current
Ages 45 – 80	1.85%÷4	1.86%÷12	1.25%÷4	1.26%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.
For more information about the charge for this endorsement, please see “Joint Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 58 .  For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus and Annual Step-Up” beginning on page 188 .

4 3
1.50% is the maximum annual charge of the For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable quarterly.  The below tables have the maximum and current charges.  You pay the applicable percentage of the GWB each Contract Quarter.  But for Contracts purchased in Washington State, you pay the charge each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up
Annual Charge	Maximum		Current
For endorsements purchased on or after September 28, 2009	1.50%÷4	1.50%÷12	0.85%÷4	0.87%÷12
For endorsements purchased before September 28, 2009	1.20%÷4	1.20%÷12	0.65%÷4	0.66%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge” beginning on page 59 .  For more information about how the endorsement works, please see “For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 197 .  Please check with your representative to learn about the current interest rate for the GMWB Fixed Account.  You may also contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

4 4
For Contracts purchased in Washington State, 1.86% is the maximum annual charge of the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable each Contract Month.  For Contracts purchased in all other states, 1.85% is the maximum annual charge of the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable each Contract Quarter.  The below tables have the maximum and current charges.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up
Annual Charge	Maximum		Current
For endorsements purchased on or after September 28, 2009	1.85%÷4	1.86%÷12	1.05%÷4	1.05%÷12
For endorsements purchased before September 28, 2009	1.50%÷4	1.50%÷12	0.80%÷4	0.81%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge” beginning on page 60 .  For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 209 .  Please check with your representative to learn about the current interest rate for the GMWB Fixed Account.  You may also contact us at the Annuity Service Center for more information.  Our contact information is on the first page.

4 5
For Contracts purchased in Washington State, 2.04 % is the maximum annual charge of the For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets, which charge is payable each Contract Month.  For Contracts purchased in all other states, 2.00 % is the maximum annual charge of the For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets, which charge is payable quarterly.  The below tables have the maximum and current charges.   If you select this GMWB on or after October 11, 2010 when you purchase your Contract, the initial GWB is generally your initial premium payment net of premium taxes, plus any Contract Enhancements.  If the GMWB is elected after the issue date, subject to availability, the initial GWB is generally your Contract Value less (for GMWBs issued before October 11, 2010 ) any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement was added.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets
Annual Charge	Maximum		Current
For endorsements purchased on or after October 11, 2010	2.00%÷4	2.04%÷12	1.00%÷4	1.02%÷12
For endorsements purchased before October 11, 2010	1.70%÷4	1.74%÷12	.85%÷4	.87%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary if this endorsement was issued before October 11, 2010) , again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Charge” beginning on page 61 .  For more information about how the endorsement works, please see “For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 221 .  Please check with your representative to learn about the current interest rate for the GMWB Fixed Account.  You may also contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

4 6
For Contracts purchased in Washington State , 2.64 % is the maximum annual charge of the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets, which charge is payable each Contract Month .   For Contracts purchased in all other states, 2.60% is the maximum annual charge of the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets, which charge is payable quarterly.   The below tables have the maximum and current charges.   If you select this GMWB on or after October 11, 2010 when you purchase your Contract, the initial GWB is generally your initial premium payment net of premium taxes, plus  any Contract Enhancement .   If the GMWB is elected after the issue date, subject to availability, the initial GWB is generally your Contract Value, less (for GMWBs issued before October 11, 2010 ) any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement was added
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets
Annual Charge	Maximum		Current
For endorsements purchased on or after October 11, 2010	2.60%÷4	2.64%÷12	1.30%÷4	1.32%÷12
For endorsements purchased before October 11, 2010	2.10%÷4	2.10%÷12	1.05%÷4	1.05%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary if this endorsement was issued before October 11, 2010) , again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Charge” beginning on page 62 .  For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 233 .  Please check with your representative to learn about the current interest rate for the GMWB Fixed Account.  You may also contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

4 7
2.10% is the maximum annual charge of the For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount, which charge is payable quarterly.  The below tables have the maximum and current charges.  You pay the applicable percentage of the GWB each Contract Quarter.  But for Contracts purchased in Washington State, you pay the charge each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  The GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount
Annual Charge	Maximum		Current
Ages 45 – 80	2.10%÷4	2.10%÷12	1.05%÷4	1.05%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.
For more information about the charge for this endorsement, please see “For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Charge” beginning on page 63 .  For more information about how the endorsement works, please see “For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” beginning on page 247 .

4 8
3.00% is the maximum annual charge of the Joint For Life GMWB Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount, which charge is payable quarterly.  The below tables have the maximum and current charges.  You pay the applicable percentage of the GWB each Contract Quarter.  But for Contracts purchased in Washington State, you pay the charge each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  The GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount
Annual Charge	Maximum		Current
Ages 45 – 80	3.00%÷4	3.00%÷12	1.50%÷4	1.50%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.
For more information about the charge for this endorsement, please see “Joint For Life GMWB Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Charge” beginning on page 64 .  For more information about how the endorsement works, please see “Joint For Life GMWB Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” beginning on page 258 .

4 9
1.32% is the maximum annual charge of the Guaranteed Withdrawal Balance (GWB) for a 60-64 year old Owner of a Contract to which this endorsement is added on and after January 17, 2006 through April 30, 2006, which charge is payable monthly.  The charge for the 5% for Life GMWB varies by age group.  The below tables have the maximum and current charges for all age groups.
Charges are expressed as an annual percentage and depend on:

●	The Owner ’ s age when the endorsement is added to the Contract.
●	The endorsement ’ s availability – effective May 1, 2006, this endorsement is no longer available to add to a Contract.
●	The basis for deduction – a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).
●	The frequency of deduction – quarterly, monthly, or daily.

For Contracts to which this endorsement was added before May 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.
For Contracts to which this endorsement was added before January 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

5% For Life GMWB
Endorsement ’ s Availability	Before May 1, 2006				Before January 17, 2006*
Annual Charge	Maximum		Current		Maximum	Current
Ages 60 – 64	1.30%÷4	1.32%÷12	0.90%÷4	0.90%÷12	1.30%	0.90%
65 – 69	0.85%÷4	0.87%÷12	0.60%÷4	0.60%÷12	0.85%	0.60%
70 – 74	0.60%÷4	0.60%÷12	0.50%÷4	0.51%÷12	0.60%	0.50%
75 – 80	0.50%÷4	0.51%÷12	0.40%÷4	0.42%÷12	0.50%	0.40%
Charge Basis	GWB				Investment Divisions
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly	Daily

• The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.
With joint Owners, the charge is based on the older Owner ’ s age.  For the Owner that is a legal entity, the charge is based on the Annuitant ’ s age.  (With joint Annuitants, the charge is based on the older Annuitant ’ s age.)
We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this endorsement was added from January 17, 2006 through April 30, 2006, we may also change the current charge with a step-up, again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “5% For Life Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 64 .  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 269 .

50
0.87% is the maximum annual charge of the Guaranteed Withdrawal Balance (GWB) for a 50-54 year old Owner of a Contract to which this endorsement is added on and after January 17, 2006 through April 30, 2006, which charge is payable monthly.  The charge for the 4% for Life GMWB varies by age group.  The below table has the maximum and current charges for all age groups.
Charges are expressed as an annual percentage and depend on:

●	The Owner ’ s age when the endorsement is added to the Contract.
●	The endorsement ’ s availability – effective May 1, 2006, this endorsement is no longer available to add to a Contract.
●	The basis for deduction – a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).
●	The frequency of deduction – quarterly, monthly, or daily.

For Contracts to which this endorsement was added before May 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.
For Contracts to which this endorsement was added before January 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

4% For Life GMWB
Endorsement ’ s Availability	Before May 1, 2006				Before January 17, 2006*
Annual Charge	Maximum		Current		Maximum	Current
Ages 50 – 54	0.85%÷4	0.87%÷12	0.65%÷4	0.66%÷12	0.85%	0.65%
55 – 59	0.65%÷4	0.66%÷12	0.50%÷4	0.51%÷12	0.65%	0.50%
60 – 64	0.50%÷4	0.51%÷12	0.35%÷4	0.36%÷12	0.50%	0.35%
65 – 69	0.35%÷4	0.36%÷12	0.25%÷4	0.27%÷12	0.35%	0.25%
70 – 74	0.30%÷4	0.30%÷12	0.20%÷4	0.21%÷12	0.30%	0.20%
75 – 80	0.20%÷4	0.21%÷12	0.15%÷4	0.15%÷12	0.20%	0.15%
Charge Basis	GWB				Investment Divisions
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly	Daily

• The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.
With joint Owners, the charge is based on the older Owner ’ s age.  For the Owner that is a legal entity, the charge is based on the Annuitant ’ s age.  (With joint Annuitants, the charge is based on the older Annuitant ’ s age.)
We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this endorsement was added from January 17, 2006 through April 30, 2006, we may also change the current charge with a step-up, again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “4% For Life Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 65 .  For more information about how the endorsement works, please see “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 275 .

51
For Contracts purchased in Washington State , 2.64% is the maximum annual charge for the For Life GMWB With Bonus and Annual Step-Up Options.    For Contracts purchased in all other states,  2.60% is the maximum annual charge of the For Life GMWB With Bonus and Annual Step-Up.  Charges are an annual percentage of the GWB and are payable each Contract Quarter.   The below tables have the maximum and current charges.   The GWB is the guaranteed amount available for future periodic withdrawals.  If you select this GMWB when you purchase your Contract, the initial GWB is generally your initial premium payment net of premium taxes, plus any Contract Enhancements.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

LifeGuard Freedom Flex GMWB
	Options	Maximum Annual Charge		Current Annual Charge
	5% Bonus and Annual Step-Up	1.80%÷4	1.80%÷12	0.90%÷4	0.90%÷12
	5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.00%÷4	2.04%÷12	1.00%÷4	1.02%÷12
	6% Bonus and Annual Step-Up	1.90%÷4	1.92%÷12	0.95%÷4	0.96%÷12
	6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.20%÷4	2.22%÷12	1.10%÷4	1.11%÷12
	7% Bonus and Annual Step-Up	2.20%÷4	2.22%÷12	1.10%÷4	1.11%÷12
	7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.50%÷4	2.52%÷12	1.25%÷4	1.26%÷12
	8% Bonus and Annual Step-Up	2.60%÷4	2.64%÷12	1.30%÷4	1.32%÷12
	Charge Basis	GWB
	Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the second Contract Anniversary, again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Step-Up Charge” beginning on page 66 .  For more information about how the endorsement works, please see “LifeGuard Freedom Flex GMWB” beginning on page 284 .  You may also contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

52
3.00% is the maximum annual charge for the Joint For Life GMWB With Bonus and Annual Step-Up Options, which charge is payable each Contract Quarter.   The below tables have the maximum and current charges.   Charges are an annual percentage of the GWB and are payable each Contract Quarter.  But for Contracts purchased in Washington State you pay the charge each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select this GMWB when you purchase your Contract, the initial GWB is generally your initial premium payment net of premium taxes, plus any Contract Enhancements.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

LifeGuard Freedom Flex With Joint Option GMWB
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.10%÷4	2.10%÷12	1.05%÷4	1.05%÷12
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.50%÷4	2.52%÷12	1.25%÷4	1.26%÷12
6% Bonus and Annual Step-Up	2.50%÷4	2.52%÷12	1.25%÷4	1.26%÷12
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%÷4	3.00%÷12	1.50%÷4	1.50%÷12
7% Bonus and Annual Step-Up	3.00%÷4	3.00%÷12	1.50%÷4	1.50%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the second Contract Anniversary, again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “Joint For Life GMWB With Bonus and Step-Up Charge” beginning on page 67 .  For more information about how the endorsement works, please see “LifeGuard Freedom Flex GMWB With Joint Option” beginning on page 295 .  You may also contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0.57%

Maximum: 2.41%

More detail concerning each Fund’s fees and expenses is below.  But please refer to the Funds’ prospectuses for even more information, including investment objectives, performance, and information about Jackson National Asset Management, LLC, the Funds’ Adviser and Administrator, as well as the sub-advisers.

Fund Operating Expenses (As an annual percentage of each Fund’s average daily net assets) Fund Name	Management and Admin Fee A	Distribution and/or Service (12b-1) Fees	Other Expenses B	Acquired Fund Fees and Expenses C	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL/American Funds® Blue Chip Income and Growth	1.28%D	0.25%	0.02%D	0.00%	1.55%D	0.45%E	1.10%D,E
JNL/American Funds Global Bond	1.41%D	0.25%	0.04%D	0.00%	1.70%D	0.55%E	1.15%D,E
JNL/American Funds Global Small Capitalization	1.62%D	0.25%	0.05%D	0.00%	1.92%D	0.60%E	1.32%D,E
JNL/American Funds Growth-Income	1.13%D	0.25%	0.02%D	0.00%	1.40%D	0.40%E	1.00%D,E
JNL/American Funds International	1.50%D	0.25%	0.05%D	0.00%	1.80%D	0.55%E	1.25%D,E
JNL/American Funds New World	1.97%D	0.25%	0.06%D	0.00%	2.28%D	0.80%E	1.48%D,E
JNL/BlackRock Global Allocation	1.40% I	0.20%	0.19% I	0.02%	1.81% I	0.66% E	1.15% I,E
JNL/Select Money Market	0.36%F	0.20%	0.01%	0.00%	0.57%F	0.09%	0.48%

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin Fee A	Distribution and/or Service (12b-1) Fees	Other Expenses B	Acquired Fund Fees and Expenses C	Total Annual Fund Operating Expenses
JNL Institutional Alt 20	0.20%	0.00%	0.00%	0.81% H	1.01%
JNL Institutional Alt 35	0.20%	0.00%	0.00%	0.95% H	1.15%
JNL Institutional Alt 50	0.20%	0.00%	0.00%	1.10% H	1.30%
JNL Institutional Alt 65	0.20%	0.00%	0.00%	1.23% H	1.43%
JNL/BlackRock Commodity Securities	0.82%	0.20%	0.01%	0.02%	1.05%
JNL/Capital Guardian Global Balanced	0.80%	0.20%	0.01%	0.01%	1.02%
JNL/Capital Guardian Global Diversified Research	0.88%	0.20%	0.01%	0.01%	1.10%
JNL/Capital Guardian U.S. Growth Equity	0.77%	0.20%	0.01%	0.01%	0.99%
JNL/Eagle Core Equity	0.75%	0.20%	0.01%	0.03%	0.99%
JNL/Eagle SmallCap Equity	0.82%	0.20%	0.01%	0.00%	1.03%
JNL/Franklin Templeton Founding Strategy	0.05%	0.00%	0.01%	1.07% H	1.13%
JNL/Franklin Templeton Global Growth	0.89%	0.20%	0.01%	0.01%	1.11%
JNL/Franklin Templeton Income	0.79%	0.20%	0.01%	0.02%	1.02%
JNL/Franklin Templeton International Small Cap Growth	1.10%	0.20%	0.01%	0.04%	1.35%
JNL/Franklin Templeton Mutual Shares	0.85%	0.20%	0.06% G	0.02%	1.13%
JNL/Franklin Templeton Small Cap Value	0.95%	0.20%	0.01%	0.02%	1.18%
JNL/Goldman Sachs Core Plus Bond	0.69%	0.20%	0.01%	0.02%	0.92%
JNL/Goldman Sachs Emerging Markets Debt	0.90%	0.20%	0.01%	0.05%	1.16%
JNL/Goldman Sachs Mid Cap Value	0.83%	0.20%	0.00%	0.01%	1.04%
JNL/Goldman Sachs U.S. Equity Flex	0.95%	0.20%	0.39% G	0.01%	1.55%
JNL/Invesco Global Real Estate	0.86%	0.20%	0.01%	0.01%	1.08%
JNL/Invesco International Growth	0.82%	0.20%	0.02%	0.02%	1.06%
JNL/Invesco Large Cap Growth	0.77%	0.20%	0.00%	0.01%	0.98%
JNL/Invesco Small Cap Growth	0.95%	0.20%	0.01%	0.01%	1.17%
JNL/Ivy Asset Strategy	1.05%	0.20%	0.00%	0.04%	1.29%
JNL/JPMorgan International Value	0.82%	0.20%	0.01%	0.01%	1.04%
JNL/JPMorgan MidCap Growth	0.80%	0.20%	0.01%	0.01%	1.02%
JNL/JPMorgan U.S. Government & Quality Bond	0.52%	0.20%	0.01%	0.01%	0.74%
JNL/Lazard Emerging Markets	1.05%	0.20%	0.02%	0.02%	1.29%
JNL/Lazard Mid Cap Equity	0.82%	0.20%	0.01%	0.01%	1.04%
JNL/M&G Global Basics	1.00%	0.20%	0.01%	0.01%	1.22%
JNL/M&G Global Leaders	1.00%	0.20%	0.01%	0.01%	1.22%
JNL/Mellon Capital Management European 30	0.57%	0.20%	0.01%	0.01%	0.79%
JNL/Mellon Capital Management Pacific Rim 30	0.57%	0.20%	0.01%	0.01%	0.79%
JNL/Mellon Capital Management S&P 500 Index	0.38%	0.20%	0.02%	0.01%	0.61%
JNL/Mellon Capital Management S&P 400 MidCap Index	0.39%	0.20%	0.02%	0.00%	0.61%
JNL/Mellon Capital Management Small Cap Index	0.39%	0.20%	0.03%	0.00%	0.62%
JNL/Mellon Capital Management International Index	0.44%	0.20%	0.05%	0.00%	0.69%
JNL/Mellon Capital Management Bond Index	0.39%	0.20%	0.01%	0.01%	0.61%
JNL/Mellon Capital Management Global Alpha	1.15%	0.20%	0.00%	0.02%	1.37%
JNL/Mellon Capital Management Index 5	0.05%	0.00%	0.01%	0.62%H	0.68%
JNL/Mellon Capital Management 10 x 10	0.05%	0.00%	0.01%	0.63%H	0.69%
JNL/Oppenheimer Global Growth	0.85%	0.20%	0.01%	0.01%	1.07%
JNL/PAM Asia ex-Japan	1.05%	0.20%	0.02%	0.01%	1.28%
JNL/PAM China-India	1.10%	0.20%	0.03%	0.01%	1.34%
JNL/PIMCO Real Return	0.60%	0.20%	0.01%	0.00%	0.81%
JNL/PIMCO Total Return Bond	0.60%	0.20%	0.01%	0.00%	0.81%
JNL/PPM America High Yield Bond	0.57%	0.20%	0.01%	0.04%	0.82%
JNL/PPM America Mid Cap Value	0.85%	0.20%	0.01%	0.01%	1.07%
JNL/PPM America Small Cap Value	0.85%	0.20%	0.01%	0.00%	1.06%
JNL/PPM America Value Equity	0.65%	0.20%	0.01%	0.00%	0.86%
JNL/Red Rocks Listed Private Equity	1.00%	0.20%	0.00%	1.21%	2.41%
JNL/Select Balanced	0.57%	0.20%	0.01%	0.01%	0.79%
JNL/Select Value	0.62%	0.20%	0.00%	0.01%	0.83%
JNL/T. Rowe Price Established Growth	0.70%	0.20%	0.01%	0.00%	0.91%
JNL/T. Rowe Price Mid-Cap Growth	0.81%	0.20%	0.01%	0.00%	1.02%
JNL/T. Rowe Price Short-Term Bond	0.53%	0.20%	0.01%	0.05%	0.79%
JNL/T. Rowe Price Value	0.76%	0.20%	0.00%	0.01%	0.97%
JNL/S&P Managed Conservative	0.18%	0.00%	0.00%	0.83%H	1.01%
JNL/S&P Managed Moderate	0.16%	0.00%	0.01%	0.87%H	1.04%
JNL/S&P Managed Moderate Growth	0.15%	0.00%	0.01%	0.90%H	1.06%
JNL/S&P Managed Growth	0.15%	0.00%	0.01%	0.93%H	1.09%
JNL/S&P Managed Aggressive Growth	0.18%	0.00%	0.01%	0.95%H	1.14%
JNL/S&P Disciplined Moderate	0.18%	0.00%	0.01%	0.65%H	0.84%
JNL/S&P Disciplined Moderate Growth	0.18%	0.00%	0.01%	0.65%H	0.84%
JNL/S&P Disciplined Growth	0.18%	0.00%	0.01%	0.65%H	0.84%
JNL/S&P Competitive Advantage	0.50%	0.20%	0.02%	0.00%	0.72%
JNL/S&P Dividend Income & Growth	0.50%	0.20%	0.02%	0.00%	0.72%
JNL/S&P Intrinsic Value	0.50%	0.20%	0.02%	0.00%	0.72%
JNL/S&P Total Yield	0.50%	0.20%	0.02%	0.00%	0.72%
JNL/S&P 4	0.05%	0.00%	0.01%	0.72%H	0.78%
JNL/Mellon Capital Management DowSM 10	0.44%	0.20%	0.04%	0.00%	0.68%
JNL/Mellon Capital Management S&P® 10	0.44%	0.20%	0.03%	0.00%	0.67%
JNL/Mellon Capital Management Global 15	0.49%	0.20%	0.02%	0.00%	0.71%
JNL/Mellon Capital Management Nasdaq® 25	0.48%	0.20%	0.04%	0.00%	0.72%
JNL/Mellon Capital Management Value Line® 30	0.44%	0.20%	0.16%	0.00%	0.80%
JNL/Mellon Capital Management DowSM Dividend	0.45%	0.20%	0.03%	0.00%	0.68%
JNL/Mellon Capital Management S&P® 24	0.48%	0.20%	0.02%	0.01%	0.71%
JNL/Mellon Capital Management 25	0.44%	0.20%	0.01%	0.00%	0.65%
JNL/Mellon Capital Management Select Small-Cap	0.45%	0.20%	0.00%	0.00%	0.65%
JNL/Mellon Capital Management JNL 5	0.42%	0.20%	0.02%	0.00%	0.64%
JNL/Mellon Capital Management VIP	0.45%	0.20%	0.04%	0.00%	0.69%
JNL/Mellon Capital Management JNL Optimized 5	0.44%	0.20%	0.06%	0.00%	0.70%
JNL/Mellon Capital Management S&P® SMid 60	0.47%	0.20%	0.02%	0.01%	0.70%
JNL/Mellon Capital Management NYSE® International 25	0.53%	0.20%	0.05%	0.00%	0.78%
JNL/Mellon Capital Management Communications Sector	0.49%	0.20%	0.03%	0.00%	0.72%
JNL/Mellon Capital Management Consumer Brands Sector	0.49%	0.20%	0.03%	0.00%	0.72%
JNL/Mellon Capital Management Financial Sector	0.47%	0.20%	0.03%	0.00%	0.70%
JNL/Mellon Capital Management Healthcare Sector	0.47%	0.20%	0.03%	0.00%	0.70%
JNL/Mellon Capital Management Oil & Gas Sector	0.44%	0.20%	0.03%	0.00%	0.67%
JNL/Mellon Capital Management Technology Sector	0.46%	0.20%	0.03%	0.00%	0.69%

A
Certain Funds pay Jackson National Asset Management, LLC, the Investment Adviser and Administrator, an administrative fee for certain services provided to each Fund.

The JNL/American Funds® Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/BlackRock Commodity Securities Fund, JNL/BlackRock Global Allocation Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian Global Balanced Fund, , JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton International Small Cap Growth Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Goldman Sachs U.S. Equity Flex Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/Ivy Asset Strategy Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia Ex-Japan Fund, JNL/Red Rocks Listed Private Equity Fund, and all of the JNL/Mellon Capital Management Funds, except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management NYSE® International 25 Fund, JNL/Mellon Capital Management European 30 Fund, and JNL/Mellon Capital Management Pacific Rim 30 Fund, pay an administrative fee of 0.15%.

The JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management NYSE® International 25 Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, and JNL/PAM China-India Fund pay an administrative fee of 0.20%.

The JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, and all of the JNL/S&P Funds, except the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, pay an administrative fee of 0.05%.

All other Funds pay an administrative fee of 0.10%.

The Management and Admin Fee and the Total Annual Fund Operating Expenses columns in this table reflect the inclusion of the applicable administrative fee.

B
Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, certain professional fees, fees and expenses of the disinterested Trustees/Managers, independent legal counsel to the disinterested Trustees/Managers fees, and other operating expenses not otherwise covered by the administrative fee.

C
Acquired fund fees and expenses represent each Fund’s pro rata share of fees and expenses of investing in securities deemed “investment companies,” including money market funds used for purposes of investing available cash balances.

D
Fees and expenses at the Master Fund level for Class 1 shares of each respective Fund are as follows:
JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.43%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.44%.
JNL/American Funds Global Bond Fund: Management Fee: 0.56%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.59%.
JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.72%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.76%.
JNL/American Funds Growth-Income Fund: Management Fee: 0.28%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.29%.
JNL/American Funds International Fund: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%.
JNL/American Funds New World Fund: Management Fee: 0.77%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.05%; Total Annual Portfolio Operating Expenses: 0.82%.

E
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder fund structure, but in any event, the fee waiver will continue for at least one year from the date of the current Prospectus (May 1, 2010), unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and Admin Fee and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

F
JNAM has contractually agreed to waive fees and reimburse expenses of the Fund through December 31, 2010 to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.

G
Amount includes the costs associated with the Fund's short sales on equity securities.  When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the security sold short.  In addition, the Fund incurs fees in connection with the borrowing of securities related to short sale transactions.  For the period ended December 31, 2009, the total cost of short sales transactions to the JNL/Credit Suisse Long/Short Fund and JNL/Franklin Templeton Mutual Shares Fund was 0.37% and 0.05%, respectively.   Effective October 11, 2010, the sub-adviser for the JNL/Credit Suisse Long/Short Fund is Goldman Sachs Asset Management, L.P., and as a result, the name of the fund has changed to JNL/Goldman Sachs U.S. Equity Flex Fund.

H
Amounts are based on the allocations to underlying funds during the period ended December 31, 2009.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than the amounts presented.

I
Fees and expenses at the Master Fund level for Class I shares of the Fund are as follows:  Management Fee:  0.35%; Other Expenses:  0.18%; Acquired Fund Fees and Expenses:  0.02%; Total Annual Portfolio Operating Expenses:  0.55%.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions, the Fixed Account and the GMWB Fixed Account, if applicable.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated.  Neither transfer fees nor premium tax charges are reflected in the examples.  The examples also assume that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund fees and expenses and the cost if you select the optional Earnings Protection Benefit, the most expensive Contract Enhancement Endorsement, the most expensive Optional Death Benefit Endorsement, and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$ 2,253	$ 3,828	$ 4,711	$ 7,834

If you annuitize at the end of the applicable time period (no additional fees upon annuitization):

1 year*	3 years	5 years	10 years
$ 2,253	$ 3,828	$ 4,711	$ 7,834
* Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$ 1,003	$ 2,853	$ 4,511	$ 7,834

The example does not represent past or future expenses.  Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The information about the values of all Accumulation Units constitute the condensed financial information, which can be found in the Statement of Additional Information.  The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements.  The financial statements of the Separate Account and Jackson can be found in the Statement of Additional Information.  The financial statements of the Separate Account include information about all the contracts offered through the Separate Account.  The financial statements of Jackson that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts.  Jackson's financial statements do not bear on the future investment experience of the assets held in the Separate Account.  For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center.  Our contact information is on the cover page of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us.  Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit.  Purchases under tax-qualified plans should be made for other than tax deferral reasons.  Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract.  We will not issue a Contract to someone older than age 90 (age 85 for Contracts purchased in Oklahoma).  Optional benefits may have different requirements, as noted.

Your Contract Value may be allocated to

●	our Fixed Account, as may be made available by us, or as may be otherwise limited by us,
●
our GMWB Fixed Account (only if the optional LifeGuard Select GMWB, LifeGuard Select with Joint Option GMWB, Jackson Select GMWB or Jackson Select with Joint Option GMWB are elected), as may be made available by us, or as may be otherwise limited by us, or to

●	Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

●	the accumulation phase, when you make premium payments to us, and
●	the income phase, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract.  You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form).  We reserve the right to refuse an assignment, and an assignment may be a taxable event.  Your ability to change ownership is limited on Contracts with one of the For Life GMWBs.  Please contact our Annuity Service Center for help and more information.

The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract.  If the Guaranteed Minimum Accumulation Benefit is elected, no premium will be accepted more than 90 days after the Issue Date of the Contract while the benefit is in effect.  Similarly, if you purchased your Contract before May 1, 2010 and you elected the 5% Contract Enhancement, no premium is accepted after the first Contract Year.  As a result if you desire additional annuity coverage you will have to purchase a new and separate Contract.  Purchasing an additional Contract could result in the duplication of certain fees and charges.  Contracts issued in your state may provide different features and benefits than those described in this prospectus.  This prospectus provides a description of the material rights and obligations under the Contract.  Your Contract and any endorsements are the formal contractual agreement between you and the Company.  In those states where Contracts are issued as group contracts, references throughout the prospectus to “Contract(s)” shall also mean “certificate(s).”

JACKSON

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961.  Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951.  We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York.  We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

We issue and administer the Contracts and the Separate Account.  We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

We are working to provide documentation electronically. When this program is available, we will, as permitted, forward documentation electronically.  Please contact us at our Annuity Service Center for more information.

THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT

Contract Value allocated to the Fixed Account and/or the GMWB Fixed Account will be placed with other assets in our General Account.  Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company's creditors.  Investors are looking to the financial strength of the insurance company for its obligations under the Contract, including, for example, guaranteed minimum death benefits and guaranteed minimum withdrawal benefits.  The Fixed Account and the GMWB Fixed Account are not registered with the SEC, and the SEC does not review the information we provide to you about them.  Disclosures regarding the Fixed Account and the GMWB Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.  Both the availability of, and transfers into and out of, the Fixed Account (which consists of Fixed Account Options and the GMAB Fixed Account) and the GMWB Fixed Account may be subject to contractual and administrative requirements.  For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.

THE FIXED ACCOUNT

Fixed Account Options.  Each Fixed Account Option credit s interest to your Contract Value in the Fixed Account for a specified period that you select (currently, one, three, five or seven years), subject to availability (and we reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account Options), so long as the Contract Value in that Fixed Account Option is not withdrawn, transferred, or annuitized until the end of the specified period.   You may not elect any Fixed Account Option that extends beyond the Income Date, other than the one-year option; and election of the one-year option will not extend the Income Date.  Rather, commencing on the Income Date, we will cease to credit interest under any one-year Fixed Account Option that has not yet reached the end of its term.

Rates of Interest We Credit.   Our procedures for determining the rates of interest we credit differ somewhat depending on when your Contract is issued, as discussed in 1 and 2 below.

1.
For Contracts issued on or after October 11, 2010.   These Contracts guarantee a Fixed Account minimum interest rate that applies to every Fixed Account Option under any Contract, regardless of the term of that option.  The Fixed Account minimum interest rate guaranteed by the Contracts at least equals the minimum rate prescribed by the applicable non-forfeiture law in each state where the Contracts are sold.  In addition, we establish a declared rate of interest (“base interest rate”) at the time you allocate any premium payment or other Contract Value to a Fixed Account Option, and that base interest rate will remain in effect for the entire term of the Fixed Account Option that you select for that allocation.  To the extent that the base interest rate that we establish for any allocation is higher than the Fixed Account minimum interest rate, we will credit that allocation with the higher base interest rate.  Thus, the declared base interest rate could be greater than the guaranteed Fixed Account minimum interest rate specified in your Contract, but will never cause you to be credited with less than the currently applicable Fixed Account minimum interest rate.  Subject to the Fixed Account minimum interest rate, we may declare different base interest rates at different times, although any new base interest rate Jackson declares for a Fixed Account Option will apply only to premiums or other amounts allocated to that Fixed Account Option after the new rate goes into effect.

The Fixed Account minimum interest rate will be a rate, credited daily, that will be reset every January pursuant to a formula that is prescribed under applicable state nonforfeiture laws and that is set forth in the Contracts.  Specifically, the Fixed Account minimum interest rate will be reset each January to equal the average of the daily five-year Constant Maturity Treasury Rates reported by the Federal Reserve for the preceding October (rounded to the nearest 1/20 of a percent), less 1.25%, provided further that the Fixed Account minimum interest rate will never be less than 1% or more than 3%.  As noted above, these limits are prescribed by state non-forfeiture laws and set forth in the Contracts .   This means that the Fixed Account minimum interest rate applicable to your Contract will in no case ever exceed a maximum of 3%.   Your Contract’s initial Fixed Account minimum interest rate will be stated in your Contract, and will be the rate that is in effect on the Contract’s Issue Date pursuant to the foregoing formula.  Thereafter, on the Contract Monthly Anniversary for each January, the Fixed Account minimum interest rate will be reset in accordance with the above formula. (The Contract Monthly Anniversary for any January is the Contract Monthly Anniversary that falls within that month).  If you allocate a premium payment or other Contract Value to a Fixed Account Option, the Fixed Account minimum interest rate in effect at the time of the allocation would initially apply to that allocation.  Subsequent resets of the Fixed Account minimum interest rate on each January Contract Monthly Anniversary could change the amount of interest you would thereafter earn on that allocation.  Thus, if the new Fixed Account minimum interest rate is higher than the rate previously being credited to your allocation to a Fixed Account Option, the interest rate being credited would increase to that new higher rate.  On the other hand, if the new Fixed Account minimum interest rate is lower than the rate being credited to your allocation, the interest rate being credited would decrease to that lower rate, but never below the base interest rate.  We will advise you of any new Fixed Account minimum interest rate in the fourth quarter report for the calendar year preceding the January Contract Monthly Anniversary on which the change occurs.

2.
For Contracts issued before October 11, 2010.   Under these Contracts, we credit a base interest rate that we declare at the time you allocate any premium payment or other Contract Value to a Fixed Account Option, and that base interest rate will remain in effect for the entire term of the Fixed Account Option that you select for that allocation.  No base interest rate will be less than the Contract’s Fixed Account minimum interest rate that applies at the time we establish that base interest rate.  The Fixed Account minimum interest rate under these Contracts is 2% a year, credited daily, during the first ten Contract Years and 3% a year, credited daily, thereafter.  Depending on the Issue Date of your Contract, however, the Fixed Account minimum interest rate may be 3% a year, credited daily, in all Contract Years.  Subject to these minimum requirements, we may declare different base interest rates at different times.

For the most current information about applicable interest rates, you may contact your registered representative or (at the address and phone number on the cover page of this prospectus) our Annuity Service Center].

Excess Interest Adjustment.   An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from a Fixed Account Option prior to the end of the specified period.  The Excess Interest Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period.   In order to determine whether there will be an Excess Interest Adjustment, we first consider the base interest rate of the Fixed Account Option from which you are taking an amount as a withdrawal, transfer, or annuitization.  As discussed above under ‘Rates of Interest we Credit,’ the ‘base interest rate’ is a rate which we declare at the time you allocate any amount to a Fixed Account Option and which we credit to that Fixed Account Option if and when such base interest rate is higher than the Fixed Account minimum interest rate.      The Excess Interest Adjustment is based on the relationship of the base interest rate on your Fixed Account Option to the ‘current new business interest rate,’ which is a rate that we use solely for purposes of calculating the amount of any Excess Interest Adjustment.  The ‘current new business interest rate’ is .50% per annum greater than the base interest rate we are then offering on a new Fixed Account Option with the same duration as your Fixed Account Option.  If we are not then offering that duration, we will estimate a base interest rate for that duration based on the closest durations that we are then offering.

Generally, the Excess Interest Adjustment will (a) increase the amount withdrawn, transferred, or annuitized when the current new business rate is lower than the base interest rate being credited for the Fixed Account Option from which the amount is being taken and will (b) decrease the amount withdrawn, transferred, or annuitized when the current new business rate is higher than the base interest rate for the Fixed Account Option from which the amount is being taken. There will be no excess interest adjustment if these rates are the same. Any adjustment resulting from the Excess Interest Adjustment is applied to the amount that is being withdrawn, transferred, or annuitized from the Fixed Account Option.  However, an Excess Interest Adjustment will not otherwise affect the values under your Contract.

Moreover, even if when the current new business interest rate  is greater than the base interest rate for the Fixed Account Option from which the amount is being taken, there will be no Excess Interest Adjustment if the difference between the two is less than 0.50%.   This limitation avoids decreases in the amount withdrawn, transferred, or annuitized in situations where the general level of interest rates has declined but the current new business interest rate nevertheless exceeds the base interest rate for your Fixed Account Option because of the additional .50% that (as described above) is added when determining the current new business rate.

Also, there is no Excess Interest Adjustment on: amounts taken from the one-year Fixed Account Option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals.  In no event will a total withdrawal , transfer or annuitization from the Fixed Account Options be less than the Fixed Account minimum value.   The Fixed Account minimum value at least equals the minimum value prescribed by the applicable non-forfeiture law in each state where the Contracts are sold.  The Fixed Amount minimum value for any Fixed Account Option is the amount that would result from (1) accumulating the following amounts at the Fixed Account minimum interest rate: (a) any premium payments (net of any associated premium taxes plus any Contract Enhancements) or transfers that you allocate to that Fixed Account Option less (b) any withdrawals, transfers, or charges that are taken out of that Fixed Account Option; and (2) deducting any withdrawal charges, recapture charges, or charge for taxes due in connection with the withdrawal. In the case of a partial withdrawal or transfer from a Fixed Account Option, you will have been credited with interest on the amount withdrawn or transferred at a rate at least equal to the Fixed Account minimum interest rate, even if subject to an Excess Interest Adjustment that otherwise would have reduced it below that rate.

The following example illustrates how the Fixed Account minimum value may affect an Excess Interest Adjustment on a partial withdrawal.  If you allocated your initial premium of $10,000 to the Fixed Account and your declared rate of interest was 3%, after one year (assuming no other transactions or withdrawal charges) your Contract Value in the Fixed Account would be $10,300. If the Fixed Account minimum interest rate was 1%, your Fixed Account minimum value would be $10,100. In this case, an Excess Interest Adjustment could not reduce the withdrawal by more than $200 (the difference between your Contract Value in the Fixed Account and the Fixed Account minimum value).  For example, if you request an $8,000 withdrawal and it is subject to a $200 negative Excess Interest Adjustment, the withdrawal would be adjusted to $7,800. However, if it were subject to a negative $400 Excess Interest Adjustment, the $8,000 withdrawal still would only be adjusted to $7,800, so that it does not invade the Fixed Account minimum value. Immediately after either of these withdrawals, there will be no difference between your Contract Value in the Fixed Account and Fixed Account minimum value, and no negative Excess Interest Adjustments will apply on subsequent withdrawals until the Contract Value in the Fixed Account again grows to be larger than the Fixed Account minimum value .

End of Fixed Account Option Periods.   Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account Option, and there will not be an Excess Interest Adjustment.  If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account Option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date.   If such new Fixed Account Option would extend beyond the Income Date, we will use the longest Fixed Account Option that does not extend beyond the Income Date; or (if less than 1 year remains until the Income Date) we will credit interest at the current interest rate under the one-year Fixed Account Option up to the Income Date.  If the specified period of the same duration that has ended is no longer available, we will use the next shorter period that is then available.

Additional Information Concerning the One-Year Fixed Account Option.   If you allocate premiums to the one-year Fixed Account Option, we may require that the amount in the one-year Fixed Account Option (including any Contract Enhancement) be automatically transferred on a monthly basis in installments to your choice of Investment Division within 12 months of the date we received the premium, so that at the end of the period, all amounts in the one-year Fixed Account Option will have been transferred.  The amount will be determined based on the amount allocated to the one-year Fixed Account Option and the base interest rate.  Charges, withdrawals and additional transfers taken from the one-year Fixed Account Option will shorten the length of time it takes to deplete the account balance.  These automatic transfers will not count against the 15 free transfers in a Contract Year or any maximum on amounts transferable from the one-year Fixed Account Option that we may impose as described in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” later in this prospectus .

Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account Option as funds are automatically transferred into your choice of Investment Division options.  However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate (or, if applicable, the Fixed Account minimum interest rate) , as it the applicable rate will be applied to a declining balance in the one-year Fixed Account Option.

Please also refer to “Transfers and Frequent Transfer Restrictions” later in this prospectus for information about certain restrictions, limits and requirements that may apply (or may in the future apply) to transfers to or from the Fixed Account Options.  In particular, we  describe certain additional restrictions that may apply with respect to transfers from the one-year Fixed Account Option, including the possibility that, for Contracts issued on or after October 11, 2010 , you might not be able to transfer all of your Contract Value out of the one-year Fixed Account Option for at least three years.  Accordingly, before allocating any premium payments or other Contract Value to the one year Fixed Account Option, you should consider carefully the conditions we may impose upon your use of that option.

DCA+ Fixed Account Option, if available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions.  From time to time, we will offer special enhanced rates on the DCA+ Fixed Account Option.  DCA+ Fixed Account Option is only available for new premiums.   We provide more information about Dollar Cost Averaging, including DCA+, under “Other Information” later in this prospectus.

The Guaranteed Minimum Accumulation Benefit (GMAB) Fixed Account.  The GMAB Fixed Account is available only in conjunction with the purchase of the GMAB.  If you elect to purchase the GMAB, a certain percentage of Contract Value is required to be allocated to the GMAB Fixed Account for a specific Guarantee Period in order to guarantee a minimum Contract Value at the end of the Guarantee Period.  The Contract Value in the GMAB Fixed Account is credited with a specific interest rate that is guaranteed and will remain in effect for the entire Guarantee Period.  The interest rate is credited daily to the Contract Value in the GMAB Fixed Account so long as the Contract Value is not withdrawn, transferred, or annuitized until the end of the Guarantee Period.  The interest rate may vary by state but will never be less than 3%.  An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from the GMAB Fixed Account prior to the end of the Guarantee Period.  For more detailed information regarding the GMAB, including the GMAB Fixed Account, please see “Guaranteed Minimum Accumulation Benefit” beginning on page 77 .

THE GMWB FIXED ACCOUNT

The Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account.  The GMWB Fixed Account is available only in conjunction with the purchase of the Lifeguard Select GMWB, LifeGuard Select with Joint Option GMWB, Jackson Select GMWB or Jackson Select with Joint Option GMWB.  If you elect to purchase one of these four GMWBs, automatic transfers of your Contract Value may be required to and from the GMWB Fixed Account according to non-discretionary formulas.  You may not allocate additional monies to the GMWB Fixed Account.

The Contract Value in the GMWB Fixed Account is credited with a specific interest rate.  The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year.  GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared.  The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than   the Fixed Account minimum interest rate applicable to the Contract, as discussed under "THE FIXED ACCOUNT" beginning on page 25 .  As explained there, the Fixed Account minimum interest rate is calculated differently depending upon whether your Contract was issued before, or on or after October 11, 2010. .  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions.  DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account.  There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account.  Transfers to and from the GMWB Fixed Account are automatic according to non-discretionary formulas; you may not choose to transfer amounts to and from the GMWB Fixed Account.  These automatic transfers will not count against the 15 free transfers in a Contract Year.  You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

For more detailed information regarding LifeGuard Select, including the GMWB Fixed Account, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 159 .  For more detailed information regarding LifeGuard Select with Joint Option, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 209 .  For more detailed information regarding Jackson Select, including the GMWB Fixed Account, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Endorsement” beginning on page 221 .  For more detailed information regarding Jackson Select with Joint Option, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Endorsement” beginning on page 233 .

THE SEPARATE ACCOUNT

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law.  The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations.  However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct.  All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions.  We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

Your Contract Value may be allocated to no more than 18 Investment Divisions, the Fixed Account and the GMWB Fixed Account at any one time.  Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective.  The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account Options, the GMAB Fixed Account and the GMWB Fixed Account.  However, this is not guaranteed.  It is possible for you to lose your Contract Value allocated to any of the Investment Divisions.  If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select.  The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Funds in which the Investment Divisions invest are each known as a Fund of Funds.  Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds.  You should read the prospectus for the JNL Series Trust for more information.

JNL Institutional Alt 20
JNL Institutional Alt 35
JNL Institutional Alt 50
JNL Institutional Alt 65
JNL/Franklin Templeton Founding Strategy
JNL/Mellon Capital Management 10 x 10
JNL/Mellon Capital Management Index 5
JNL/S&P 4
JNL/S&P Managed Conservative
JNL/S&P Managed Moderate
JNL/S&P Managed Moderate Growth
JNL/S&P Managed Growth
JNL/S&P Managed Aggressive Growth
JNL/S&P Disciplined Moderate
JNL/S&P Disciplined Moderate Growth
JNL/S&P Disciplined Growth

The names of the Funds that are available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust
JNL Institutional Alt 20 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC. Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 80%) and non-traditional asset classes (approximately 20%).

JNL Institutional Alt 35 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC. Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 65%) and non-traditional asset classes (approximately 35%).

JNL Institutional Alt 50 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC. Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 50%) and non-traditional asset classes (approximately 50%).

JNL Institutional Alt 65 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC. Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 35%) and non-traditional asset classes (approximately 65%).

JNL/American Funds® Blue Chip Income and Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks both income and capital appreciation through exclusive investment in the Class 1 shares of the Blue Chip Income and Growth Fund (“Master Blue Chip Income and Growth Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies based in the United States with market capitalizations of $4 billion and above. The Master Fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The Master Fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States.

JNL/American Funds Global Bond Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks a high level of total return through exclusive investment in the Class 1 shares of the Global Bond Fund (“Master Global Bond Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Fund is designed for investors seeking returns through a portfolio of debt securities issued by companies based around the world. The Master Fund seeks to provide, over the long term, with as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets in investment-grade bonds issued by companies based around the world and denominated in various currencies, including U.S. dollars. The Master Fund may also invest in lower quality, higher yielding debt securities.  Such securities are sometimes referred to as “junk bonds.” The total return of the Master Fund will be the result of interest income, changes in the market value of the Master Fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

JNL/American Funds Global Small Capitalization Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks growth of capital over time through exclusive investment in the Class 1 shares of the Global Small Capitalization Fund (“Master Global Small Capitalization Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Global Small Capitalization Fund invests at least 80% of its net assets in stocks of smaller companies located around the world. The Master Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Global Capitalization Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds Growth-Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks capital appreciation and income through exclusive investment in the Class 1 shares of the Growth-Income Fund (“Master Growth-Income Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Growth-Income Fund seeks to make the investment grow and provide income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Normally, the Master Growth-Income Fund invests up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard & Poor’s 500 Composite Index.

JNL/American Funds International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks capital appreciation through exclusive investment in the Class 1 shares of the International Fund (“Master International Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master International Fund seeks to make the investment grow over time by investing primarily in common stocks of companies located outside the United States. The Master Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds New World Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks capital appreciation through exclusive investment in the Class 1 shares of the New World Fund (“Master New World Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Fund is designed for investors seeking capital appreciation.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

JNL/BlackRock Global Allocation Fund (“Feeder Fund”)
         Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and BlackRock Investment Management, LLC, investment adviser to the Master Fund )

Seeks high total return through exclusive investment in BlackRock Global Allocation Portfolio (the “Master Global Allocation Fund” or “Master Fund”), a series of BlackRock Series Fund, Inc. The Master Fund invests in a portfolio of equity, debt and money market securities. Generally, the Master Fund’s portfolio will invest in both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.  The Master Fund uses derivatives as a means of managing exposure to foreign currencies and other adverse market movements, as well as to increase returns. The Master Fund may also invest in corporate loans.

JNL/BlackRock Commodity Securities Fund
          Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)

Seeks long-term capital growth by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund may invest in securities of any market capitalization.

Under normal market conditions, the Fund will utilize two strategies and will invest approximately 50% of its total assets in each strategy. The “Natural Resources Strategy” will focus on companies active in the extraction, production, and processing of commodities and raw materials. The “Commodities Strategy” will focus on investments in commodity securities.

JNL/Capital Guardian Global Balanced Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks income and capital growth, consistent with reasonable risk through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers.  The Fund’s neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% of the Fund’s assets to equities and 25% to 45% of the Fund’s assets to fixed-income.

JNL/Capital Guardian Global Diversified Research Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks long-term growth of capital and income by investing at least 80% of its assets in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

JNL/Capital Guardian U.S. Growth Equity Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks long-term growth of capital and income by investing at least 80% of its assets in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including American Depositary Receipts and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.

JNL/Eagle Core Equity Fund
Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

Seeks long-term growth through capital appreciation and, secondarily, current income by investing under normal circumstances at least 80% of its net assets in equity securities consisting primarily of common stocks of large U.S. companies.

JNL/Eagle SmallCap Equity Fund
Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

Seeks long-term capital appreciation by investing under normal circumstances at least 80% of its assets in equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

JNL/Franklin Templeton Founding Strategy Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by making allocations (approximately 33 1/3%) of its assets and cash flows among three Underlying Funds: 1) JNL/Franklin Templeton Income Fund; 2) JNL/Franklin Templeton Global Growth Fund; and 3) JNL/Franklin Templeton Mutual Shares Fund.  These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

JNL/Franklin Templeton Global Growth Fund
Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities (under normal market conditions).

JNL/Franklin Templeton International Small Cap Growth Fund
Jackson National Asset Management, LLC (and Franklin Templeton Institutional, LLC)

Seeks long-term capital appreciation by investing at least 80% of its assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies with a market capitalization of less than $5 billion (under normal market conditions). The Fund may invest in emerging market countries.

JNL/Franklin Templeton Mutual Shares Fund
Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing mainly in equity securities (including securities convertible into, or that the sub-adviser expects to be exchanged for, common or preferred stock) of companies of any nation, that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  The Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion, with a portion in smaller companies.

JNL/Franklin Templeton Small Cap Value Fund
Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)

Seeks long-term total return by investing, normally, at least 80% of its assets in investments of small-capitalization companies.

JNL/Goldman Sachs Core Plus Bond Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)

Seeks a high level of current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

JNL/Goldman Sachs Emerging Markets Debt Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)

Seeks a high level of total return consisting of income and capital appreciation, by investing, under normal circumstances, at least 80% of its assets in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries, sovereign and corporate debt of issuers located in emerging countries denominated in U.S. dollars, and/or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.

JNL/Goldman Sachs Mid Cap Value Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap® Value Index at the time of the investment.

JNL/Goldman Sachs U.S. Equity Flex Fund
        Jackson National Asset Management, LLC (Goldman Sachs Asset Management, L.P.)

Seeks long-term capital appreciation by investing in a broad mix of equity securities that aims to produce long-term capital appreciation and target attractive risk adjusted returns compared to the S&P 500 Index.

JNL/Invesco Global Real Estate Fund
        Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc.) and sub-sub-adviser: Invesco Asset Management Ltd.)

Seeks high total return by investing, normally, at least 80% of its assets in the equity and debt securities of real estate and real estate-related companies located in at least three different countries, including the United States.

JNL/Invesco International Growth Fund
        Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc.))

Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities of companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed markets of Western Europe and the Pacific Basin.

JNL/Invesco Large Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc. ))

Seeks long-term growth of capital by investing, normally, at least 80% of its assets in securities of large-capitalization companies.

JNL/Invesco Small Cap Growth Fund
        Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc.))

Seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies.

JNL/Ivy Asset Strategy Fund
Jackson National Asset Management, LLC (and Ivy Investment Management Company)

Seeks high total return over the long term by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

JNL/JPMorgan International Value Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.

JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks capital growth over the long-term by investing, under normal market circumstances, at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets in US Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, repurchase agreements and derivatives related to the principal investments.

JNL/Lazard Emerging Markets Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

Seeks long-term capital appreciation by investing, under normal circumstances, 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

JNL/Lazard Mid Cap Equity Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

Seeks long-term capital appreciation by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

JNL/M&G Global Basics Fund
Jackson National Asset Management, LLC (and M&G Investment Management Limited)

Seeks to maximize long-term capital growth by investing in companies operating in basic industries (“primary” and “secondary” industries), and also in companies that service these industries.  The Fund focuses on the “building blocks of the global economy.”  The Fund invests in companies that produce raw materials or turn them into products for consumers.  Such companies can be found either in primary industries (raw materials) or in secondary industries (products and services, such as manufacturing, food production, construction, and energy).  The Fund may also invest in other global equities.

JNL/M&G Global Leaders Fund
Jackson National Asset Management, LLC (and M&G Investment Management Limited)

Seeks to maximize long-term total return (the combination of income and growth of capital) by investing in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders) either directly or as a result of a rise in its stock or bond price or dividends, or stock splits, or indirectly by its participation in activities or markets providing for future enhanced profitability.  The Fund aims to achieve consistent returns in the global equity funds sector.

JNL/Mellon Capital Management 10 x 10 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation and income by investing in Class A shares of the following Underlying Funds:

➢	50% in the JNL/Mellon Capital Management JNL 5 Fund;
➢	10% in the JNL/Mellon Capital Management S&P 500 Index Fund;
➢	10% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
➢	10% in the JNL/Mellon Capital Management Small Cap Index Fund;
➢	10% in the JNL/Mellon Capital Management International Index Fund; and
➢	10% in the JNL/Mellon Capital Management Bond Index Fund.

JNL/Mellon Capital Management Index 5 Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by investing in Class A shares of the following Underlying Funds:

➢	20% in the JNL/Mellon Capital Management S&P 500 Index Fund;
➢	20% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
➢	20% in the JNL/Mellon Capital Management Small Cap Index Fund;
➢	20% in the JNL/Mellon Capital Management International Index Fund; and
➢	20% in the JNL/Mellon Capital Management Bond Index Fund.

JNL/Mellon Capital Management European 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide capital appreciation by investing at least 80% of its assets in the common stock of 30 companies selected from the MSCI Europe Index.

JNL/Mellon Capital Management Pacific Rim 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets in the common stock of 30 companies selected from the MSCI Pacific Index.

JNL/Mellon Capital Management S&P 500 Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the S&P 500® Index.   The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index in order to provide long-term capital growth.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the S&P Midcap 400 Index.  The Fund invests in equity securities of medium capitalization-weighted domestic corporations; under normal circumstances the Fund invests at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index in order to provide long-term capital growth.

JNL/Mellon Capital Management Small Cap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Russell 2000® Index.  The Fund invests in equity securities of small- to mid-size domestic companies; under normal circumstances the Fund invests at least 80% of its assets in a portfolio of securities, which seeks to match performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 index and sampling from the remaining securities.

JNL/Mellon Capital Management International Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australasia Far East Index (“EAFE”).  The Fund invests in international equity securities attempting to match the characteristics of each country within the index; under normal circumstances the Fund invests at least 80% of its assets in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index.

JNL/Mellon Capital Management Bond Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Barclays Capital U.S. Aggregate Bond Index by investing under normal circumstances at least 80% of its assets in fixed-income securities.  The Fund seeks to provide a moderate rate of income by investing in domestic fixed-income investments.

JNL/Mellon Capital Management Global Alpha Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Company)

Seeks total return by investing in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities.  The Fund ordinarily invests in at least three countries, focusing on the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.

JNL/Oppenheimer Global Growth Fund
Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

JNL/PAM Asia ex-Japan Fund
Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

Seeks long-term total return and further seeks to achieve long-term capital growth by investing under normal circumstances at least 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region.

JNL/PAM China-India Fund
Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

Seeks long-term total return by investing normally, 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People’s Republic of China and India.

JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/PIMCO Total Return Bond Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks to maximize current income, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments. The Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments (such as options, futures contracts or swap agreements, including credit default swaps), and the Fund may also invest in securities of foreign issuers.

JNL/PPM America Mid Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies, constituting the Russell Midcap Index at the time of the initial purchase.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

JNL/PPM America Small Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index under normal market conditions at the time of initial purchase.  The range will vary with market conditions over time.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

JNL/PPM America Value Equity Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index.  At least 80% of its assets will be invested, under normal circumstances, in equity securities.

JNL/Red Rocks Listed Private Equity Fund
Jackson National Asset Management, LLC (and Red Rocks Capital LLC)

Seeks maximum total return by investing at least 80% of its assets in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies  (“Listed Private Equity Companies”), and (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

JNL/Select Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities.  The Fund may invest in any type or class of security.  The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents.

JNL/Select Money Market Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, U.S. dollar-denominated short-term money market instruments.

JNL/Select Value Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations (generally $3 billion).

JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term growth of capital and increasing dividend income by investing primarily in common stocks, concentrating its investments in well-established growth companies. The sub-adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options.

JNL/T. Rowe Price Mid-Cap Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term growth of capital by investing at least 80% of its assets, under  normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company.

JNL/T. Rowe Price Short-Term Bond Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the sub-adviser.

JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued.  Income is a secondary objective.

JNL/S&P Competitive Advantage Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), profitable and predominantly higher-quality.

JNL/S&P Dividend Income & Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that have the highest indicated annual dividend yields (“Dividend Yield”) within their sector.  The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

JNL/S&P Intrinsic Value Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), companies with positive free cash flows and low external financing needs.

JNL/S&P Total Yield Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders).  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.

JNL/S&P 4 Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by making initial allocations (25%) of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:

➢	25% in JNL/S&P Competitive Advantage Fund;
➢	25% in JNL/S&P Dividend Income & Growth Fund;
➢	25% in JNL/S&P Intrinsic Value Fund; and
➢	25% in JNL/S&P Total Yield Fund.

JNL/S&P Managed Conservative Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Aggressive Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Disciplined Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Disciplined Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Disciplined Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL Variable Fund LLC
JNL/Mellon Capital Management DowSM 10 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average which have the highest indicated annual dividend yields.

JNL/Mellon Capital Management S&P® 10 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the S&P 500 Index.

JNL/Mellon Capital Management Global 15 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing in the common stocks of certain companies which are components of the Dow Jones Industrial Average, the Financial Times Ordinary Index  and the Hang Seng Index.

JNL/Mellon Capital Management Nasdaq® 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation.  The Nasdaq 25 Strategy selects a portfolio of common stocks of 25 companies are selected from stocks included in the Nasdaq-100 Index®.

JNL/Mellon Capital Management Value Line® 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in 30 of the 100 common stocks that Value Line® gives a #1 ranking for TimelinessTM.  The 30 stocks are selected each year by the sub-adviser based on certain positive financial attributes.

JNL/Mellon Capital Management DowSM Dividend Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book on each Stock Selection Date.

JNL/Mellon Capital Management S&P® 24 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation by investing approximately equal amounts in the common stocks of companies that have the potential for capital appreciation, on each Stock Selection Date.

JNL/Mellon Capital Management S&P® SMid 60 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index.  The 60 companies are selected on each Stock Selection Date.  The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment.  The Fund focuses on small and mid-capitalization companies because the sub-adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

JNL/Mellon Capital Management NYSE® International 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in foreign companies.  The 25 companies are selected on each Stock Selection Date by ranking the stocks on the NYSE International IndexSM based on two factors: price to book and price to cash flow. The sub-adviser then selects an equally-weighted portfolio of the 25 stocks with the highest overall ranking on the two factors.

JNL/Mellon Capital Management 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (“NYSE”). The stocks are selected by selecting all of the dividend-paying stocks listed on the NYSE. Next, the 400 highest market capitalization stocks are selected which are then ranked by dividend yield and 75 of the highest dividend yielding stocks are selected. From the remaining 75 stocks, the 50 highest dividend yielding stocks are eliminated and the remaining 25 companies are selected only once annually on each Stock Selection Date.

JNL/Mellon Capital Management Select Small-Cap Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation by investing at least 80% of its assets in a portfolio of common stocks of 100 small capitalization companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange or The Nasdaq Stock Market, on each Stock Selection Date.

JNL/Mellon Capital Management JNL 5 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

➢	20% in the DowSM 10 Strategy, a dividend yielding strategy;
➢	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;
➢	20% in the Global 15 Strategy, a dividend yielding strategy;
➢	20% in the 25 Strategy, a dividend yielding strategy and
➢	20% in the Select Small-Cap Strategy, a small capitalization strategy.

JNL/Mellon Capital Management JNL Optimized 5 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

➢	25% in the Nasdaq® 25 Strategy;
➢	25% in the Value Line® 30 Strategy;
➢	24% in the European 20 Strategy;
➢	14% in the Global 15 Strategy; and
➢	12% in the 25 Strategy.

JNL/Mellon Capital Management VIP Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies. The Fund invests approximately 1/6 (approximately 17%) of its net assets in each of the following strategies:

➢	The DowSM Dividend Strategy;
➢	The European 20 Strategy;
➢	The Nasdaq® 25 Strategy;
➢	The S&P 24 Strategy;
➢	The Select Small-Cap Strategy; and
➢	The Value Line® 30 Strategy.

JNL/Mellon Capital Management Communications Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones U.S. Telecommunications Index.

JNL/Mellon Capital Management Consumer Brands Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Consumer Services Index in proportion to their market capitalization weighting in the Dow Jones U.S. Consumer Services Index.

JNL/Mellon Capital Management Financial Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Financial Index in proportion to their market capitalization weighting in the Dow Jones U.S. Financials Index.

JNL/Mellon Capital Management Healthcare Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Health Care Index in proportion to their market capitalization weighting in the Dow Jones U.S. Health Care Index.

JNL/Mellon Capital Management Oil & Gas Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Oil & Gas Index in proportion to their market capitalization weighting in the Dow Jones U.S. Oil & Gas Index.

JNL/Mellon Capital Management Technology Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Technology Index in proportion to their market capitalization weighting in the Dow Jones U.S. Technology Index.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage.  Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds.  We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Funds have the same investment sub-advisers.  The Funds described are available only through variable annuity contracts issued by Jackson.  They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing.  Additional Investment Divisions and underlying Funds may be available in the future.  The prospectuses for the JNL Series Trust and the JNL Variable Fund LLC are attached to this prospectus.  However, these prospectuses may also be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), by writing P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.

Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund.  We will vote all the shares we own in proportion to those instructions from Owners.  An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different underlying Fund or investment company for the one in which any Investment Division is currently invested, or transfer money to the General Account.  We will not do this without any required approval of the SEC.  We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract.  Charges are deducted proportionally from your Contract Value.  Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you elected to add that optional endorsement to your Contract.  These charges may be a lesser amount where required by state law or as described below, but will not be increased, except as also described.  We expect to profit from certain charges assessed under the Contract.  These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge.  On an annual basis, this charge equals 1.45% of the average daily net asset value of your allocations to the Investment Divisions.  This charge does not apply to the Fixed Account or the GMWB Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract.  Our mortality risks under the Contracts arise from our obligations and include:

●	to make income payments for the life of the Annuitant during the income phase;
●	to waive the withdrawal charge in the event of the Owner's death; and
●	to provide a basic death benefit prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge.  Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.

If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $35 annual contract maintenance charge on the Contract Anniversary of the Issue Date.  We will also deduct the annual contract maintenance charge if you make a total withdrawal.  This charge is for administrative expenses.  The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is deducted proportionally from your allocations to the Investment Divisions, the Fixed Account and the GMWB Fixed Account.  We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges.  On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions.  This charge does not apply to the Fixed Account or the GMWB Fixed Account.  This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

For Contracts purchased on or after September 28, 2009, this charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million.  If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated.

For Contracts purchased before September 28, 2009, this charge is waived on initial premiums of $1 million or more but we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals during the first Contract Year cause the Contract Value to fall below $1 million.

Transfer Charge. You must pay $25 for each transfer in excess of 15 in a Contract Year.  This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable.  We waive the transfer charge in connection with Dollar Cost Averaging, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

Withdrawal Charge. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

●	premiums that are no longer subject to a withdrawal charge (premiums in your annuity for at least four years without being withdrawn), plus
●	earnings (excess of your Contract Value allocated to the Investment Divisions, the Fixed Account and the GMWB Fixed Account over your remaining premiums allocated to those accounts)
●
during each Contract Year 10% of premium that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Excess Interest Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), minus earnings (required minimum distributions will be counted as part of the free withdrawal amount).

We will deduct a withdrawal charge on:

●	withdrawals in excess of the free withdrawal amount (the withdrawal charge is imposed only on the excess amount above the free withdrawal amount), or
●	withdrawals under a tax-qualified Contract that exceed its required minimum distribution (the entire withdrawal will be subject to the withdrawal charge), or
●
withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity (the withdrawal charge is imposed only on the excess amount above the free withdrawal amount), or

●	amounts withdrawn in a total withdrawal, or
●	amounts applied to income payments on an Income Date that is within one year of the Issue Date.

The amount of the withdrawal charge deducted varies depending upon how many years prior to the withdrawal you made the premium payment(s) you are withdrawing, according to the following schedule (state variations may apply) :

Withdrawal Charge (as a percentage of premium payments):

Completed Years since Receipt of Premium	0-1	1-2	2-3	3-4	4+

Withdrawal Charge	8%	7.5%	6.5%	5.5%	0%

For Contracts purchased before October 11, 2010

       Withdrawal Charge (as a percentage of premium payments):

Completed Years Since Receipt Of Premium	0-1	1-2	2-3	3-4	4+

Withdrawal Charge	8%	8%	7%	6%	0%

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium.  If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies.  If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract.  The withdrawal charge compensates us for costs associated with selling the Contracts.

Note:  Withdrawals under a non-qualified Contract will be taxable on an “income first” basis.  This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full.  Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to investment in the Contract, as defined by the Internal Revenue Code (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any amounts paid out as:

●	income payments during your Contract’s income phase (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);
●	death benefits;
●
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge);

●
if permitted by your state, a one-time benefit on withdrawals of up to $250,000 from the Investment Divisions, the Fixed Account and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

●
if permitted by your state, a one-time benefit on withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Investment Divisions, the Fixed Account and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense.  Some examples are the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser.  We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson or any of our affiliates.

Earnings Protection Benefit (“EarningsMax”) Charge. If you select the Earnings Protection Benefit endorsement, you may pay us a charge that equals 0.30% (for a maximum of 0.45%) on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  The charge on currently offered Contracts may be less.  Please check with your representative to learn about the current level of the charge and its availability in your state.  We reserve the right to change the charge on new Contracts, subject to a maximum annual charge of 0.45%.  Please check with your representative to learn about the current level of the charge and its availability in your state.  This charge continues if you transfer ownership of the Contract to someone who would not have been eligible for the Earnings Protection Benefit upon application (75 years old or younger), even though the benefit is not payable.  If your spouse elects to continue the Contract under the Special Spousal Continuation Option, the charge will continue to be assessed unless your spouse elects to discontinue the Earnings Protection Benefit, at which time the charge will cease.  We stop deducting this charge on the date you annuitize.

Contract Enhancement Charge. If you select one of the Contract Enhancements, then for a period of seven Contract Years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions.  These charges will also be assessed against any amounts allocated to the Fixed Account Options and the GMWB Fixed Account by reducing credited rates by the applicable charge percentage, but not below the minimum guaranteed interest rate (assuming no withdrawals).  (For more information the Fixed Account Options and the GMWB Fixed Account, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 25.)  The amounts of these charges (or reductions in credited rates) depend upon which of the Contract Enhancements you select:

Contract Enhancement	2%	3%	4%	5%
Charge (on an annual basis)	0.395%	0.42%	0.56%	0.695%

For an example of how these charges will reduce rates credited to a Fixed Account Option, assume that you purchase your Contract, elect the 5% Contract Enhancement, and the Contract's Fixed Account minimum interest rate is 2% in the first 10 years and 3% thereafter.  Assume also that, on the Contract's Issue Date, you allocated money to the three-year Fixed Account Option and that the rate credited to the Contract Value allocated to the three-year Fixed Account Option before the deduction of the Contract Enhancement charge is 4%.  Thus, the rate credited on an annual basis to the Contract Value in the three-year Fixed Account Option after the deduction of the Contract Enhancement charge would be 3.305% (4.000% - 0.695%).

Due to the Contract Enhancement charges listed above, it is possible that upon a total withdrawal, you will receive less money back than if you had not elected the Contract Enhancement.

Contract Enhancement Recapture Charge. If you select a Contract Enhancement and then make a partial or total withdrawal from your Contract, including annuitization, in the first seven Contract Years (five Contract Years for the 2% Contract Enhancement), you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your premiums.  The recapture charge is applied to withdrawals when:

•	the Contract is returned during the free look period;
•	withdrawals are in excess of the free withdrawal amount (the recapture charge is imposed only on the excess amount above the free withdrawal amount);
•	withdrawals exceed the required minimum distribution of the Internal Revenue Code (the entire withdrawal will be assessed the applicable recapture charge);
•	there is a total withdrawal; and
•	there is a total withdrawal due to annuitizing the Contract and the corresponding Income Date is within the recapture charge schedule (see Example 3 in Appendix B).

The percentage amount of the recapture charge depends upon (i) the corresponding declining amount of the Contract Enhancement based on the Contract Year when the premium payment being withdrawn was received and (ii) when the charge is imposed based on the Completed Years since the receipt of the related premium.  The percentage amounts of the recapture charges are as follows (please see the examples in Appendix B showing how these recapture charges are applied to withdrawals):

Contract Enhancement Recapture Charge (as a percentage of the corresponding premium payment withdrawn if an optional Contract Enhancement is selected)

2% Contract Enhancement

Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	2%	2%	1.25%	1.25%	0.50%	0%	0%	0%
1-2	2%	1.25%	1.25%	0.50%	0%	0%	0%	0%
2-3	1.25%	1.25%	0.50%	0%	0%	0%	0%	0%
3-4	1.25%	0.50%	0%	0%	0%	0%	0%	0%
4-5	0.50%	0%	0%	0%	0%	0%	0%	0%
5-6	0%	0%	0%	0%	0%	0%	0%	0%
6-7	0%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

3% Contract Enhancement

Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	3%	3%	2%	2%	2%	1%	1%	0%
1-2	3%	2%	2%	2%	1%	1%	0%	0%
2-3	2%	2%	1.25%	1%	1%	0%	0%	0%
3-4	2%	2%	1%	1%	0%	0%	0%	0%
4-5	2%	1%	1%	0%	0%	0%	0%	0%
5-6	1%	1%	0%	0%	0%	0%	0%	0%
6-7	1%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

4% Contract Enhancement

Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	4%	4%	2.50%	2.50%	2.50%	1.25%	1.25%	0%
1-2	4%	2.50%	2.50%	2.50%	1.25%	1.25%	0%	0%
2-3	2.50%	2.50%	2%	1.25%	1.25%	0%	0%	0%
3-4	2.50%	2.50%	1.25%	1.25%	0%	0%	0%	0%
4-5	2.50%	1.25%	1.25%	0%	0%	0%	0%	0%
5-6	1.25%	1.25%	0%	0%	0%	0%	0%	0%
6-7	1.25%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

5% Contract Enhancement

Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	4.50%	3.75%	3.25%	2.75%	2%	1.25%	1%	0%
1-2	3.75%	3.25%	2.75%	2%	1.25%	1%	0%	0%
2-3	3.25%	2.75%	2%	1.25%	1%	0%	0%	0%
3-4	2.75%	2%	1.25%	1%	0%	0%	0%	0%
4-5	2%	1.25%	1%	0%	0%	0%	0%	0%
5-6	1.25%	1%	0%	0%	0%	0%	0%	0%
6-7	1%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

For Contracts purchased before May 1, 2010

Contract Enhancement Recapture Charge (as a percentage of the corresponding first year premium payment withdrawn if an optional Contract Enhancement is selected*)

Completed Years Since Receipt of Premium

	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Recapture Charge (2% Contract Enhancement)	2%	2%	1.25%	1.25%	0.5%	0	0	0
Recapture Charge (3% Contract Enhancement)	3%	3%	2%	2%	2%	1%	1%	0
Recapture Charge (4%Contract Enhancement )	4%	4%	2.5%	2.5%	2.5%	1.25%	1.25%	0
Recapture Charge (5% Contract Enhancement)	4.5%	3.75%	3.25%	2.75%	2%	1.25%	1%	0

* For Contracts purchased before May 1  2010, premium payments received after the first Contract Year are not eligible for a Contract Enhancement and, therefore, those premium payments are not subject to a recapture charge.  If the 5% Contract Enhancement was elected, no premium is accepted after the first Contract Year.

If you return your Contract during the free look period, the entire amount of any Contract Enhancement will be recaptured.

The recapture charge percentage will be applied to the corresponding premium reflected in the amount withdrawn or to the corresponding premium reflected in the amount applied to income payments.  (Please see the examples in Appendix B.)  The amount recaptured from the corresponding premium will be taken from the Investment Divisions and the Fixed Account (and the GMWB Fixed Account, if applicable) in the proportion their respective values bear to the Contract Value.  The dollar amount recaptured from the corresponding premium will never exceed the dollar amount of the Contract Enhancement added to the Contract with respect to that premium payment.  Recapture charges will be applied upon electing to receive income payments if the corresponding Income Date is within the recapture charge schedule, even in a situation where the withdrawal charge is waived (see Example 3 in Appendix B).

We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works.  However, we do not assess the recapture charge on any amounts paid out as:

●	death benefits;
●	withdrawals taken under the free withdrawal provision;
●
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge);

●
if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account, the Fixed Account Options and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

●
if permitted by your state, additional withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Separate Account, the Fixed Account Options and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract.

FutureGuard Guaranteed Minimum Income Benefit Charge.

PLEASE NOTE:  EFFECTIVE DECEMBER 3, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for FutureGuard depends on the endorsement's availability and the frequency of deduction, as explained below.

For Contracts with this GMIB purchased on and after March 7, 2004 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

For Contracts with this GMIB purchased in Washington State on and after January 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMIB Benefit Base.  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GMIB Benefit Base, please see “FutureGuard Guaranteed Minimum Income Benefit” beginning on page 309 .  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection, as applicable.  Similarly, the charge is prorated upon termination of the endorsement.  PLEASE NOTE: The charge for this GMIB will be deducted even if you never use the benefit.  Also, this GMIB only applies to certain optional income payments.

FutureGuard 6 Guaranteed Minimum Income Benefit Charge.

PLEASE NOTE:  EFFECTIVE APRIL 6, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Contracts with this GMIB purchased on or after October 6, 2008, the charge for this benefit is 0.2125% of the GMIB Benefit Base each calendar quarter (0.85% annually).  For Contracts purchased in Washington State on or after October 6, 2008, you pay 0.0725% of the GMIB Benefit Base for this benefit each Contract Month (0.87% annually).  For Contracts with this GMIB purchased before October 6, 2008, the charge is 0.20% of the GMIB Benefit Base each calendar quarter (0.80% annually).  For Contracts purchased in Washington State before October 6, 2008, you pay 0.07% of the GMIB Benefit Base each Contract Month (0.84% annually).

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMIB Benefit Base.  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GMIB Benefit Base, please see “FutureGuard 6 Guaranteed Minimum Income Benefit” beginning on page 312 .  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection, as applicable.  Similarly, the charge is prorated upon termination of the endorsement.  PLEASE NOTE: The charge for this GMIB will be deducted even if you never use the benefit.  Also, this GMIB only applies to certain optional income payments.

Guaranteed Minimum Accumulation Benefit (“GMAB”) Charge.  If you select the GMAB, in most states you will pay 0.125% of the Guaranteed Value (GV) each calendar quarter (0.50% annually).  In Washington State, the charge is monthly, currently 0.0425% of the GV (0.51% annually).  The GV is the minimum Contract Value guaranteed at the end of the elected Guarantee Period.  If you select the GMAB when you purchase your Contract, the GV is your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMAB is re-elected, the GV is generally your Contract Value at the time of re-election, adjusted for any subsequent withdrawals. For more information about the GV, please see “Guaranteed Minimum Accumulation Benefit” beginning on page 77 .

We deduct the charge from your Contract Value.  The actual deduction of the charge will be reflected in your quarterly statement.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account, including the GMAB Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GV.  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement.  We reserve the right to prospectively change the charge on new Contracts or upon re-election of the benefit after the Contract is issued – subject to a maximum charge of 1.00% annually in states where the charge is quarterly, 1.02% annually in states where the charge is monthly.  We stop deducting this charge on the earlier of the date that the Guarantee Period ends (unless re-elected by you) or the date that the GMAB terminates for any other reason.  Please check with your representative to learn about the current level of the charge, the current interest rate for the GMAB Fixed Account and the current required allocation of premium to the GMAB Fixed Account.  You may also contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  For more information about how this endorsement works, please see “Guaranteed Minimum Accumulation Benefit” beginning on page 77 .

7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract.  For more information about the GWB, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 86 .  The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Contracts to which this GMWB is added on and after January 17, 2006 (subject to availability), the charge is:

Maximum Annual Charge	Current Annual Charge
Quarterly or Monthly	Quarterly	Monthly
0.75%	0.40% ÷ 4	0.42% ÷ 12

You pay the applicable annual percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 90 .)

For Contracts to which this GMWB was added before January 17, 2006, the charge is:

Maximum Annual Charge	Current Annual Charge
0.70%	0.40%

You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

For Contracts to which this GMWB was added before October 4, 2004, the charge is:

Maximum Annual Charge	Current Annual Charge
0.70%	0.35% 0.55% upon step-up

You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases to 0.55% upon the first step-up.

We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this GMWB is added on and after January 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 86 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 86 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).    For more information about the GWB, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 90 .

Annual Charge	Maximum		Current
For endorsements purchased on or after May 1, 2010	1.20% ÷ 4	1.20% ÷ 12	0.60% ÷ 4	0.60% ÷ 12
For endorsements purchased before May 1, 2010	.80% ÷ 4	.81% ÷ 12	0.45% ÷ 4	0.45% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge: on new Contracts or upon election of a Step-Up – subject to the applicable maximum charge.

The actual deduction of the charge will be reflected in your quarterly statement.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 90 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 86 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge.  If you select the 5% GMWB With Annual Step-Up, in most states you will pay 0.1625% of the GWB each quarter (0.65% annually).  In Washington State, the charge is monthly, currently 0.055% of the GWB (0.66% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month.  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 96 .

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 99 .)

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.1125% of the GWB each quarter (0.45% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.05% of the GWB each quarter (0.20% annually).  If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contact Anniversary, then you will pay 0.0375% of the GWB each Contract Month (0.45% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually).  We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.45% annually in states where the charge is quarterly, 1.47% annually in states where the charge is monthly.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up” beginning on page 96 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 86 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge. If you select the 6% GMWB With Annual Step-Up, in most states you will pay 0.2125% of the GWB each quarter (0.85% annually).  In Washington State, the charge is monthly, currently 0.0725% of the GWB (0.87% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month. The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 99 .

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 104 .)

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.15% of the GWB each quarter (0.60% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.075% of the GWB each quarter (0.30% annually).  If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually).  We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.60% annually in states where the charge is quarterly, 1.62% annually in states where the charge is monthly.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up” beginning on page 99 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 86 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”) Charge.  If you select the 5% GMWB without Step-Up, in most states you will pay 0.05% of the GWB each calendar quarter (0.20% annually).  In Washington State, the charge is monthly, currently 0.0175% of the GWB (0.21% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 104 .

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, at the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 107 .)

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each calendar quarter (0.15% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each calendar quarter (0.10% annually).  If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0125% of the GWB each Contract Month (0.15% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month (0.12% annually).

We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.50% annually in states where the charge is quarterly, 0.51% annually in states where the charge is monthly.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of this prospectus.  Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 104 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 86 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  The charge varies by age group (see table below).  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 107 .  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 49	0.85% ÷ 4	0.87% ÷ 12	0.40% ÷ 4	0.42% ÷ 12
50 – 54	0.85% ÷ 4	0.87% ÷ 12	0.40% ÷ 4	0.42% ÷ 12
55 – 59	1.20% ÷ 4	1.20% ÷ 12	0.65% ÷ 4	0.66% ÷ 12
60 – 64	1.30% ÷ 4	1.32% ÷ 12	0.75% ÷ 4	0.75% ÷ 12
65 – 69	1.45% ÷ 4	1.47% ÷ 12	0.90% ÷ 4	0.90% ÷ 12
70 – 74	0.85% ÷ 4	0.87% ÷ 12	0.50% ÷ 4	0.51% ÷ 12
75 – 80	0.60% ÷ 4	0.60% ÷ 12	0.35% ÷ 4	0.36% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 113 .)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 107 .  Please check with your representative to be sure about the charge in your state, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 107 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 86 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  The charge varies by age group (see table below).  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 113 .  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 49	1.00% ÷ 4	1.02% ÷ 12	0.55% ÷ 4	0.57% ÷ 12
50 – 54	1.15% ÷ 4	1.17% ÷ 12	0.70% ÷ 4	0.72% ÷ 12
55 – 59	1.50% ÷ 4	1.50% ÷ 12	0.95% ÷ 4	0.96% ÷ 12
60 – 64	1.50% ÷ 4	1.50% ÷ 12	0.95% ÷ 4	0.96% ÷ 12
65 – 69	1.50% ÷ 4	1.50% ÷ 12	0.95% ÷ 4	0.96% ÷ 12
70 – 74	0.90% ÷ 4	0.90% ÷ 12	0.55% ÷ 4	0.57% ÷ 12
75 – 80	0.65% ÷ 4	0.66% ÷ 12	0.40% ÷ 4	0.42% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month. We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 121 .)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 113 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 113 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 86 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  The charge varies by age group (see table below).  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” below beginning on page 121 .  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 49	0.85% ÷ 4	0.87% ÷ 12	0.40% ÷ 4	0.42% ÷ 12
50 – 54	1.00% ÷ 4	1.02% ÷ 12	0.55% ÷ 4	0.57% ÷ 12
55 – 59	1.45% ÷ 4	1.47% ÷ 12	0.85% ÷ 4	0.87% ÷ 12
60 – 64	1.45% ÷ 4	1.47% ÷ 12	0.85% ÷ 4	0.87% ÷ 12
65 – 69	1.20% ÷ 4	1.20% ÷ 12	0.65% ÷ 4	0.66% ÷ 12
70 – 74	0.75% ÷ 4	0.75% ÷ 12	0.35% ÷ 4	0.36% ÷ 12
75 – 80	0.55% ÷ 4	0.57% ÷ 12	0.30% ÷ 4	0.30% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 128 .)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up” beginning on page 121 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up” beginning on page 121 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 86 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract.  For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 128 .  The charge varies by age group (see table below), and both Covered Lives must be within the eligible age range.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 49	1.00% ÷ 4	1.02% ÷ 12	0.55% ÷ 4	0.57% ÷ 12
50 – 54	1.00% ÷ 4	1.02% ÷ 12	0.55% ÷ 4	0.57% ÷ 12
55 – 59	1.35% ÷ 4	1.35% ÷ 12	0.80% ÷ 4	0.81% ÷ 12
60 – 64	1.45% ÷ 4	1.47% ÷ 12	0.90% ÷ 4	0.90% ÷ 12
65 – 69	1.60% ÷ 4	1.62% ÷ 12	1.05% ÷ 4	1.05% ÷ 12
70 – 74	1.00% ÷ 4	1.02% ÷ 12	0.65% ÷ 4	0.66% ÷ 12
75 – 80	0.75% ÷ 4	0.75% ÷ 12	0.50% ÷ 4	0.51% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 135 .)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 128 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 128 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 86 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract.  For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” beginning on page 135 .  The charge varies by age group (see table below) and both Covered Lives must be within the eligible age range.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 49	1.10% ÷ 4	1.11% ÷ 12	0.65% ÷ 4	0.66% ÷ 12
50 – 54	1.25% ÷ 4	1.26% ÷ 12	0.80% ÷ 4	0.81% ÷ 12
55 – 59	1.70% ÷ 4	1.71% ÷ 12	1.10% ÷ 4	1.11% ÷ 12
60 – 64	1.70% ÷ 4	1.71% ÷ 12	1.10% ÷ 4	1.11% ÷ 12
65 – 69	1.45% ÷ 4	1.47% ÷ 12	0.90% ÷ 4	0.90% ÷ 12
70 – 74	1.00% ÷ 4	1.02% ÷ 12	0.60% ÷ 4	0.60% ÷ 12
75 – 80	0.80% ÷ 4	0.81% ÷ 12	0.55% ÷ 4	0.57% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 143 .)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” beginning on page 135 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” beginning on page 135 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 86 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 143 .

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 85	1.50% ÷ 4	1.50% ÷ 12	0.95% ÷ 4	0.96% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month. We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 150 .)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 143 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 143 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 86 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 150 .

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 85	1.70% ÷ 4	1.71% ÷ 12	1.15% ÷ 4	1.17% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month. We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 159 .)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 150 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 150 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 86 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 159 .

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 80	1.50% ÷ 4	1.50% ÷ 12	0.95% ÷ 4	0.96% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 159 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 159 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 86 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom GMWB only.  If you purchase the LifeGuard Freedom DB, additional charges apply for that benefit.  Please see “LifeGuard Freedom DB” under “Death Benefit Charges”, beginning on page 69 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 169 .

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 80	1.85% ÷ 4	1.86% ÷ 12	1.25% ÷ 4	1.26% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 169 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 169 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 86 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 179 .

Annual Charge	Maximum		Current
Ages 45 – 80	1.50% ÷ 4	1.50% ÷ 12	0.95% ÷ 4	0.96% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 186 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 179 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 86 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom 6 GMWB only.  If you purchase the LifeGuard Freedom 6 DB, additional charges apply for that benefit.  Please see “LifeGuard Freedom 6 DB” under “Contract Charges”, in the part entitled “Death Benefit Charges”, beginning on page 70 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 188 .

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 80	1.85% ÷ 4	1.86% ÷ 12	1.25% ÷ 4	1.26% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.    We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 195 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 188 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 85 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 197 .

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
For endorsements purchased on or after September 28, 2009	1.50% ÷ 4	1.50% ÷ 12	0.85% ÷ 4	0.87% ÷ 12
For endorsements purchased before September 28, 2009	1.20% ÷ 4	1.20% ÷ 12	0.65% ÷ 4	0.66% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision.  For more information, please see “Transfer of Assets” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 197 .

Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), again subject to the applicable maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that, if this endorsement is added to the Contract on or after September 28, 2009, election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision (together with the GWB bonus provision, if this endorsement is added to the Contract on or after September 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 197 .  Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and upon automatic Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 197 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 86 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select With Joint Option”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 209 .

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
For endorsements purchased on or after September 28, 2009	1.85% ÷ 4	1.86% ÷ 12	1.05% ÷ 4	1.05% ÷ 12
For endorsements purchased before September 28, 2009	1.50% ÷ 4	1.50% ÷ 12	0.80% ÷ 4	0.81% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision.  For more information, please see “Transfer of Assets” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 209 .

Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), again subject to the applicable maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that, if this endorsement is added to the Contract on or after September 28, 2009, election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision (together with the GWB bonus provision, if this endorsement is added to the Contract on or after September 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 209 .  Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and upon automatic Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 209 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 86 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (“Jackson Select”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 221 .

Annual Charge	Maximum		Current
For endorsements issued on or after October 11, 2010	2.00% ÷ 4	2.04% ÷ 12	1.00% ÷ 4	1.02% ÷ 12
For endorsements issued before October 11, 2010	1.70% ÷ 4	1.74% ÷ 12	0.85% ÷ 4	0.87% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision.  For more information, please see “Transfer of Assets” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 221 .

Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary if this endorsement was issued before October 11, 2010 ), again subject to the applicable maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 221 .  Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and upon automatic Step-Up on or after the second Contract Anniversary ( fifth Contract Anniversary if this endorsement was  issued prior to October 11, 2010) , the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 221 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 86 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (“Jackson Select With Joint Option”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 233 .

Annual Charge	Maximum		Current
For endorsements issued on or after October 11, 2010	2.60% ÷ 4	2.64% ÷ 12	1.30% ÷ 4	1.32% ÷ 12
For endorsements issued before October 11, 2010	2.10% ÷ 4	2.10% ÷ 12	1.05% ÷ 4	1.05% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision.  For more information, please see “Transfer of Assets” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 233 .

Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary if this endorsement was issued before October 11, 2010 ) , again subject to the applicable maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 233 .  Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and upon automatic Step-Up on or after the second Contract Anniversary ( fifth Contract Anniversary if this endorsement was issued prior to October 11, 2010) , the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 233 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 86 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 247 .

Annual Charge	Maximum		Current
Ages 45 – 80	2.10% ÷ 4	2.10% ÷ 12	1.05% ÷ 4	1.05% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page  247 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page  247 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 86 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 258 .

Annual Charge	Maximum		Current
Ages 45 – 80	3.00% ÷ 4	3.00% ÷ 12	1.50% ÷ 4	1.50% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 258 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 258 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 86 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”) Charge.  The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 269 .  The charge varies by age group.  The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below.  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

For Contracts to which this GMWB was added before May 1, 2006 (subject to availability), the charge for each age group is:

Annual Charge	Maximum		Current
Ages 60 – 64	1.30% ÷ 4	1.32% ÷ 12	0.90% ÷ 4	0.90% ÷ 12
65 – 69	0.85% ÷ 4	0.87% ÷ 12	0.60% ÷ 4	0.60% ÷ 12
70 – 74	0.60% ÷ 4	0.60% ÷ 12	0.50% ÷ 4	0.51% ÷ 12
75 – 80	0.50% ÷ 4	0.51% ÷ 12	0.40% ÷ 4	0.42% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 275 .)

For Contracts to which this GMWB was added before January 17, 2006, the charge for each age group is:

Annual Charge	Maximum	Current
Ages 60 – 64	1.30%	0.90%
65 – 69	0.85%	0.60%
70 – 74	0.60%	0.50%
75 – 80	0.50%	0.40%
Charge Basis	Investment Divisions
Charge Frequency	Daily

You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.  The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made.  But this charge reduction is not available upon the spouse's continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this endorsement was added from January 17, 2006 through April 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 269 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 269 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 86 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  For more information about the GWB, please see “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 275 .  The charge varies by age group.  The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below.  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

For Contracts to which this GMWB was added before May 1, 2006 (subject to availability), the charge for each age group is:

Annual Charge	Maximum		Current
Ages 50 – 54	0.85% ÷ 4	0.87% ÷ 12	0.65% ÷ 4	0.66% ÷ 12
55 – 59	0.65% ÷ 4	0.66% ÷ 12	0.50% ÷ 4	0.51% ÷ 12
60 – 64	0.50% ÷ 4	0.51% ÷ 12	0.35% ÷ 4	0.36% ÷ 12
65 – 69	0.35% ÷ 4	0.36% ÷ 12	0.25% ÷ 4	0.27% ÷ 12
70 – 74	0.30% ÷ 4	0.30% ÷ 12	0.20% ÷ 4	0.21% ÷ 12
75 – 80	0.20% ÷ 4	0.21% ÷ 12	0.15% ÷ 4	0.15% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, at the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).  (For information about conversion privileges under this GMWB, please see “Conversion” beginning on page 281 .)

For Contracts to which this GMWB was added before January 17, 2006, the charge for each age group is:

Annual Charge	Maximum	Current
Ages 50 – 54	0.85%	0.65%
55 – 59	0.65%	0.50%
60 – 64	0.50%	0.35%
65 – 69	0.35%	0.25%
70 – 74	0.30%	0.20%
75 – 80	0.20%	0.15%
Charge Basis	Investment Divisions
Charge Frequency	Daily

You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.  The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made.  But this charge reduction is not available upon the spouse's continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this endorsement was added from January 17, 2006 through April 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 275 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 275 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 86 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge.   The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “LifeGuard Freedom Flex GMWB” beginning on page 284 .

LifeGuard Freedom Flex GMWB
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.80%÷4	1.80%÷12	0.90%÷4	0.90%÷12
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.00%÷4	2.04%÷12	1.00%÷4	1.02%÷12
6% Bonus and Annual Step-Up	1.90%÷4	1.92%÷12	0.95%÷4	0.96%÷12
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.20%÷4	2.22%÷12	1.10%÷4	1.11%÷12
7% Bonus and Annual Step-Up	2.20%÷4	2.22%÷12	1.10%÷4	1.11%÷12
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.50%÷4	2.52%÷12	1.25%÷4	1.26%÷12
8% Bonus and Annual Step-Up	2.60%÷4	2.64%÷12	1.30%÷4	1.32%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State , you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.   In Washington State , the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge.  We may also change the charge when there is a Step-Up on or after the second Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic Step-Ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic Step-Ups will prevent an increase in the charge, discontinuing Step-Ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement.   You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  We will, however, stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “ LifeGuard Freedom Flex GMWB ” beginning on page 293 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.   For more information about how the endorsement works, please see “LifeGuard Freedom Flex GMWB” beginning on page 284 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 86 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom Flex GMWB only.  If you purchase the LifeGuard Freedom Flex DB, additional charges apply for that benefit.  Please see “LifeGuard Freedom Flex DB” under “Contract Charges”, in the part entitled “Death Benefit Charges”, beginning on page 70 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge.   The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “LifeGuard Freedom Flex With Joint Option” beginning on page .

LifeGuard Freedom Flex With Joint Option GMWB
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.10%÷4	2.10%÷12	1.05%÷4	1.05%÷12
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.50%÷4	2.52%÷12	1.25%÷4	1.26%÷12
6% Bonus and Annual Step-Up	2.50%÷4	2.52%÷12	1.25%÷4	1.26%÷12
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%÷4	3.00%÷12	1.50%÷4	1.50%÷12
7% Bonus and Annual Step-Up	3.00%÷4	3.00%÷12	1.50%÷4	1.50%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State , you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.   In Washington State , the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge.  We may also change the charge when there is a Step-Up on or after the second Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic Step-Ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic Step-Ups will prevent an increase in the charge, discontinuing Step-Ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement.   You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  We will, however, stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “LifeGuard Freedom Flex GMWB With Joint Option” beginning on page 295.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.   For more information about how the endorsement works, please see “LifeGuard Freedom Flex GMWB With Joint Option” beginning on page 295 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page  for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Death Benefit Charges. There is no additional charge for the Contract's basic death benefit.  However, for an additional charge, you may select one of the Contract's available optional death benefits in place of the basic death benefit.  Please ask your agent whether there are variations on these benefits in your state or contact our Annuity Service Center.  Our contact information in on the cover page of this prospectus.

For Contracts issued on or after October 6, 2008:

If you select the 5% Roll-up Death Benefit, you will pay 0.15% of the GMDB Benefit Base for this benefit each Contract Quarter (0.60% annually), subject to a maximum quarterly charge of 0.30% (1.20% annually) on new issues.  We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division and the Fixed Account.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.  For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see “5% Roll-up Death Benefit” under “Optional Death Benefits”, beginning on page 316 .

If you select the 6% Roll-up Death Benefit, you will pay 0.20% of the GMDB Benefit Base for this benefit each Contract Quarter (0.80% annually), subject to a maximum quarterly charge of 0.40% (1.60% annually) on new issues.  We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division and the Fixed Account.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.  For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see “6% Roll-up Death Benefit” under “Optional Death Benefits”, beginning on page 317 .

If you select the Highest Quarterly Anniversary Value Death Benefit, you will pay 0.075% of the GMDB Benefit Base for this benefit each Contract Quarter (0.30% annually), subject to a maximum quarterly charge of 0.15% (0.60% annually) on new issues.  We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division and the Fixed Account.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.  For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see “Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 318 .

If you select the Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit, you will pay 0.175% of the GMDB Benefit Base for this benefit each Contract Quarter (0.70% annually), subject to a maximum quarterly charge of 0.35% (1.40% annually) on new issues.  We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division and the Fixed Account.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.  For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see “Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 319 .

If you select the Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit, you will pay 0.225% of the GMDB Benefit Base for this benefit each Contract Quarter (0.90% annually), subject to a maximum quarterly charge of 0.45% (1.80% annually) on new issues.  We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division and the Fixed Account.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.  For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see “Combination 6% Roll-up and Highest Quarterly Anniversary Death Benefit” under “Optional Death Benefits”, beginning on page 320 .

If you select the LifeGuard Freedom DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom GMWB, you will pay two separate charges for the combined benefit.  For LifeGuard Freedom DB, you will pay 0.15% of the GMWB Death Benefit each Contract Quarter (0.60% annually).  The charge for LifeGuard Freedom DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom GMWB, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Quarter at the rate of 0.95% annually.  For more information about the GMWB Death Benefit, please see “LifeGuard Freedom DB” under “Optional Death Benefits”, beginning on page 322 .  For more information about the charges for LifeGuard Freedom GMWB, please see page 56 , and for benefit information, including the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 159 .

We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division and the Fixed Account.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.  PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THE LIFEGUARD FREEDOM DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you select the LifeGuard Freedom 6 DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom 6 GMWB, you will pay two separate charges for the combined benefit.  For LifeGuard Freedom 6 DB, you will pay 0.15% of the GMWB Death Benefit each Contract Quarter (0.60% annually).  The charge for LifeGuard Freedom 6 DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom 6 GMWB, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Quarter at the rate of 0.95% annually.  For more information about the GMWB Death Benefit, please see “LifeGuard Freedom 6 DB” under “Optional Death Benefits”, beginning on page 323 .  For more information about the charges for LifeGuard Freedom 6 GMWB, please see page 58 , and for benefit information, including the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 179 .

We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division and the Fixed Account.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THE LIFEGUARD FREEDOM 6 DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you select the LifeGuard Freedom Flex DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options), you will pay two separate charges for the combined benefit.  For LifeGuard Freedom Flex DB, you will pay 0.175% of the GMWB Death Benefit each Contract Quarter ( 0.70% annually ).  (For Contracts purchased in Washington State , the current and maximum charge for LifeGuard Freedom Flex DB is 0.06% of the GMWB Death Benefit each Contract Month ( 0.72% annually ).)     The charge for LifeGuard Freedom Flex DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom Flex GMWB, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Quarter at the current rate of 0.95% annually.   (For Contracts purchased in Washington State , the charge for LifeGuard Freedom Flex GMWB is currently 0.08% of the GWB each Contract Month ( 0.96% annually ).)  For more information about the GMWB Death Benefit, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 325 .  For more information about the charges for LifeGuard Freedom Flex GMWB, please see page 66 and for benefit information, including the GWB, please see “LifeGuard Freedom Flex GMWB” beginning on page 284 .

We deduct the charge from your Contract Value.  The charge is pro rata deducted over each applicable Investment Division and the Fixed Account.  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.

For Contracts issued before October 6, 2008:

If you selected the 5% Roll-up Death Benefit, you pay 0.45% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS 5% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you selected the 4% Roll-up Death Benefit, you pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THE 4% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you selected the Highest Anniversary Value Death Benefit, you pay 0.25% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THE HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you selected the Combination 5% Roll-up and Highest Anniversary Value Death Benefit, you pay 0.55% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THE COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you selected the Combination 4% Roll-up and Highest Anniversary Value Death Benefit, you pay 0.40% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THE COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We stop deducting this charge on the date you annuitize.

Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

●
(a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

●
(b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

Other Expenses. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges.  There are deductions from and expenses paid out of the assets of the Funds.  These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC.  For more information, please see the “Fund Operating Expenses” table beginning on page 20.

Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes.  We pay these taxes and may make a deduction from your Contract Values for them.  Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).

Income Taxes. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division.  No federal income taxes are applicable under present law, and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC (“JNLD”), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts.  JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company.

The Contract is offered to customers of various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any legal responsibility to pay amounts that are owed under the Contract. The obligations and guarantees under the Contract are the sole responsibility of Jackson.  The financial institution, brokerage firm or insurance agency is responsible for delivery of various related disclosure documents and the accuracy of their oral description and recommendation of the purchase of the Contract.

Commissions are paid to broker-dealers who sell the Contracts.  While commissions may vary, they are not expected to exceed 8% of any premium payment.  Where lower commissions are paid up front, we may also pay trail commissions.  We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions.  These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support.  They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products.  They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives.  Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.  While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments.  Overrides are payments that are designed as consideration for product placement, assets under management and sales volume.  Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%).  Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars.  Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items.  Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.  Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.

Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2009 from the Distributor in relation to the sale of our variable insurance products:

Centaurus Financial, Inc.
Commonwealth Financial Network
First Allied Securities, Inc.
Invest Financial Corp.
Investment Centers of America, Inc.
Lincoln Financial
LPL Financial Corporation
MML Investors Services Inc.
Morgan Keegan & Company
National Planning Corporation
NEXT Financial Group, Inc.
Prime Capital Services Inc.
Raymond James
Securities America, Inc.
Signator Investors, Inc.
SII Investments, Inc.
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
Wells Fargo Advisors LLC
Woodbury Financial Services, Inc.

Please see Appendix C for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2009 from the Distributor in relation to the sale of our variable insurance products.  While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission.  You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law.  We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges.  Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

●	National Planning Corporation,
●	SII Investments, Inc.,
●	IFC Holdings, Inc. d/b/a Invest Financial Corporation,
●	Investment Centers of America, Inc., and
●	Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates.  The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation.  National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds.  The fees range between 0.30% and 0.45% depending on these factors.  In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the “Other Contracts”) issued by Jackson and its subsidiary, Jackson National Life Insurance Company of New York.  Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation.  Unaffiliated broker-dealers are also compensated at the standard rates of compensation.  The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson or our affiliates, may be greater or less than the total compensation on similar or other products.  The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives.  The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.  You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

PURCHASES

Minimum Initial Premium:

●	$10,000 (Qualified and Non-Qualified)

Minimum Additional Premiums:

●	$500 (Qualified and Non-Qualified)
●	$50 for an automatic payment plan
●
You can pay additional premiums at any time during the accumulation phase; however, if the Guaranteed Minimum Accumulation Benefit is elected, no premium will be accepted more than 90 days after the Issue Date of the Contract while the benefit is in effect.  Similarly, if you purchased your Contract before May 1, 2010 and you elected the 5% Contract Enhancement, no premium is accepted after the first Contract Year.   If you purchased your Contract in the state of Mississippi , no premiums will be accepted after the first Contract Year.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge.  We reserve the right to limit the number of Contracts that you may purchase.  We also reserve the right to refuse any premium payment.  There is a $100 minimum balance requirement for each Investment Division and Fixed Account.  We reserve the right to restrict availability or impose restrictions on the Fixed Account.

Maximum Premiums:

●	The maximum aggregate premiums you may make without our prior approval is $1 million.

The payment of subsequent premiums relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the enhanced death benefits, any GMIB, the GMAB or any GMWB.  The payment and timing of subsequent premium payments may also affect the value of the Contract Enhancements.

Please note that on and after May 16, 2009, we will no longer accept subsequent premium payments for contracts to which a GMIB endorsement is attached.  This subsequent premium limitation does not apply to contracts issued in Connecticut or in Maryland.

Allocations of Premium.  You may allocate your premiums to one or more of the Investment Divisions and Fixed Account.  Each allocation must be a whole percentage between 0% and 100%.  The minimum amount you may allocate to the Fixed Account or an Investment Division is $100.  We will allocate any additional premiums you pay in the same way unless you instruct us otherwise.  These allocations will be subject to our minimum allocation rules.

You may not allocate your Contract Values among more than 18 Investment Divisions, the Fixed Account and the GMWB Fixed Account at any one time.  Additionally, you may not choose to allocate your premiums to the GMWB Fixed Account; however, Contract Value may be automatically allocated to the GMWB Fixed Account according to non-discretionary formulas if you have purchased the optional LifeGuard Select GMWB, LifeGuard Select with Joint Option GMWB, Jackson Select GMWB or Jackson Select with Joint Option GMWB.  For more detailed information regarding LifeGuard Select, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 197 .)  For more detailed information regarding LifeGuard Select with Joint Option, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 209 .  For more detailed information regarding Jackson Select, including the GMWB Fixed Account, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Endorsement” beginning on page 221 .  For more detailed information regarding Jackson Select with Joint Option, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Endorsement” beginning on page 233 .

We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract.  If we do not receive all of the information that we require, we will contact you to get the necessary information.  If for some reason we are unable to complete this process within five business days, we will return your money.

Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Optional Contract Enhancements. You may elect one of our four optional Contract Enhancement endorsements. The Contract Enhancement endorsements available are the 2% Contract Enhancement endorsement, 3% Contract Enhancement endorsement, 4% Contract Enhancement endorsement, or 5% Contract Enhancement endorsement.  Contract Enhancement endorsements are available only at the time you purchase your Contract and to Owners 87 years old and younger.  If elected, a Contract Enhancement endorsement cannot be canceled.  In addition, you may not elect the 3%, 4% or 5% Contract Enhancement endorsements with the 20% Additional Free Withdrawal endorsement or with the Guaranteed Minimum Accumulation Benefit.

If an optional Contract Enhancement endorsement is elected, then at the end of any business day in the first seven Contract Years (five Contract Years for the 2% Contract Enhancement) when we receive a premium payment, we will credit your Contract Value with a Contract Enhancement.  The actual Contract Enhancement percentage applied to the premium payment varies, depending upon which Contract Enhancement you have elected and the Contract Year in which you make your payment.  Therefore, the dollar amount of the actual Contract Enhancement credited to your Contract Value also varies, depending on the Contract Enhancement percentage applied and the amount of the premium payment.  The Contract Enhancement percentage applied to a premium payment is generally a declining and lesser percentage for premium payments received after the first Contract Year (see the schedules below).

In addition, since total expenses for a Contract with a Contract Enhancement are higher than those for a Contract without a Contract Enhancement, it is possible that upon surrender you will receive less money back than you would have if you had not elected a Contract Enhancement.  This is discussed further on the page 69.

2% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5+
Contract Enhancement Percentage of the Premium Payment	2.00%	2.00%	1.25%	1.25%	0.50%	0%

3% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Contract Enhancement Percentage of the Premium Payment	3.00%	3.00%	2.25%	2.00%	2.00%	1.00%	1.00%	0%

4% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Contract Enhancement Percentage of the Premium Payment	4.00%	4.00%	3.00%	2.50%	2.50%	1.25%	1.25%	0%

5% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Contract Enhancement Percentage of the Premium Payment	5.00%	4.50%	3.75%	3.00%	2.25%	1.75%	1.00%	0%

For Contracts issued before May 1, 2010, we will credit your Contract Value with an additional 2%, 3%, 4% or 5% of your payment, depending upon which Contract Enhancement you have elected, but will not credit any Contract Enhancements to premium payments received after the first Contract Year.  If the 5% Contract Enhancement was elected, no premium is accepted after the first Contract Year.

There is a charge, for the optional Contract Enhancement endorsements that is assessed against the Investment Divisions, the Fixed Account and the GMWB Fixed Account for the Contract Enhancements, and its amount depends upon which Contract Enhancement endorsement you elect.  For more information about the charges for these endorsements, please see “Contract Enhancement Charge” on page 44.

We will also impose a Contract Enhancement recapture charge if you

●
make a total withdrawal within the recapture charge schedule or a partial withdrawal within the recapture charge schedule in excess of the free withdrawals permitted by your Contract (the recapture charge is imposed only on the excess amount above the free withdrawal amount),

●
make a partial withdrawal within the recapture charge schedule in excess of the required minimum distribution of the Internal Revenue Code (the entire withdrawal will be assessed the applicable recapture charge),

●
elect to receive payment under an income option, (see Example 3 in Appendix B) (for more information about these income options, see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 308 ) within the recapture charge schedule, or

●	return your Contract during the Free Look period. (If you return your Contract during the Free Look period, the entire amount of the Contract Enhancement will be recaptured.)

The Recapture Charge schedule(s) can be found beginning on page 45 of this prospectus.    The percentage amount of the recapture charge depends upon (i) the corresponding declining amount of the Contract Enhancement based on the Contract Year when the premium payment being withdrawn was received and (ii) when the recapture charge is imposed based on the Completed Years since the receipt of the related premium.  (See the examples in Appendix B showing how these recapture charges are applied to withdrawals.)

We will not impose the Contract Enhancement recapture charge on any amounts paid out as:

●	earnings (excess of your Contract Value allocated to the Investment Divisions, the Fixed Account and the GMWB Fixed Account over your remaining premiums allocated to those accounts)
●	death benefits;
●	withdrawals taken under the additional free withdrawal provision;
●
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge);

●
if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account, the Fixed Account Options (subject to certain exclusions) and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract (see "Waiver of Withdrawal and Recapture Charges for Certain Emergencies" on page 84 for more information); or

●
if permitted by your state, additional withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Separate Account, the Fixed Account Options (subject to certain exclusions) and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract (see "Waiver of Withdrawal and Recapture Charges for Certain Emergencies" on page 84  for more information).

For purposes of the recapture charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium, based on the completed years (12 months) since the receipt of premiums.  (See example 2 in Appendix B for an illustration.)    We expect to make a profit on these charges for the Contract Enhancements.  Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work.  In certain situations, both a recapture charge and a withdrawal charge will be charged on your withdrawal amount (see examples 1 and 2 in Appendix B).

Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement.  Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

As referenced above, there is a charge for the optional Contract Enhancement endorsements.  This Contract Enhancement charge is based on the average daily net asset value of your allocations to the Investment Divisions and is deducted from the total value of the Separate Account.  In addition, for the Fixed Account and the GMWB Fixed Account, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected.  Therefore, you will incur charges on the entire amounts included in your Contract, which includes premium payments made in the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement and the earnings, if any, on such amounts for the first seven Contract Years (five for the 2% Contract Enhancement).  As a result, the aggregate charges assessed will be higher than those that would be charged if you did not elect a Contract Enhancement.  Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected a Contract Enhancement.  We will impose a Contract Enhancement recapture charge if you make withdrawals in the first seven Contract Years (five Contract Years for the 2% Contract Enhancement) We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

For Contracts issued before May 1, 2010, if you elect the Contract Enhancement and then make more than relatively small premium payments during Contract Years two through seven (five for the 2% Contract Enhancement), you would likely have a lower Contract Value than if you had not elected the Contract Enhancement.  Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year.  Charges for the Contract Enhancement are not assessed after the seventh Contract Year (fifth for the 2% Contract Enhancement).

Accordingly, the increased Contract Value resulting from a Contract Enhancement is reduced during the first seven Contract Years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement charge.  If you make premium payments only in the first Contract Year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance.  Contract Values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than seven full years (five for the 2% Contract Enhancement).

In the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:

●	death benefits computed on the basis of Contract Value;
●	withdrawals taken under the free withdrawal provision;
●	withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code;
●	if permitted by your state, withdrawals under our:
○ Terminal Illness Benefit;
○ Specified Conditions Benefit; or
○ Extended Care Benefit. (See page 85 below.)

You may not elect the 3%, 4% or 5% Contract Enhancement endorsements with the Guaranteed Minimum Accumulation Benefit.

Capital Protection Program.  If you select our Capital Protection Program at issue, we will allocate enough of your premium to the Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid.  You may allocate the rest of your premium to any Investment Division(s).  If any part of the Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original premium.  This program is available only if Fixed Account Options are available.  There is no charge for the Capital Protection Program.  You should consult your Jackson representative with respect to the current availability of Fixed Account Options, their limitations, and the availability of the Capital Protection Program.

For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year.  We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken.  The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year.  Jackson will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years.  The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all your premium to achieve the intended result.  In each case, the results will depend on the interest rate declared for the guarantee period.

If you elect the Guaranteed Minimum Accumulation Benefit, the Capital Protection Program will not be available while the Guaranteed Minimum Accumulation Benefit is in effect.  In addition, the Capital Protection Program will not be available if you purchase the LifeGuard Select Guaranteed Minimum Withdrawal Benefit, LifeGuard Select with Joint Option Guaranteed Minimum Withdrawal Benefit, Jackson Select Guaranteed Minimum Withdrawal Benefit or Jackson Select with Joint Option Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Accumulation Benefit (“GMAB”). The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.  For Owners 80 years old and younger on the Contract's Issue Date, a Guaranteed Minimum Accumulation Benefit may be available, which permits you to receive a Guaranteed Value (GV)   (as defined below) at the end of a Guarantee Period, regardless of your Contract Value.  If you elect this GMAB endorsement, no premium will be accepted more than 90 days after the Issue Date of the Contract while the GMAB is in effect.  Also, you may not elect the GMAB in combination with any Contract Enhancement, Guaranteed Minimum Income Benefit (GMIB) or any Guaranteed Minimum Withdrawal Benefit (GMWB).  In addition, the GMAB cannot be added after a Contract's Issue Date.  Subject to availability, a GMWB may be elected after the GMAB has terminated. The Capital Protection Program is also not available while the GMAB is in effect.  We may further limit the availability of this GMAB optional endorsement.

Guaranteed Value.  This benefit's GV is the minimum Contract Value guaranteed at the end of the elected Guarantee Period.  If you select the GMAB when you purchase your Contract, the GV at the beginning of your Guarantee Period is your initial premium payment, net of any applicable taxes.  If the GMAB is re-elected at the end of a Guarantee Period, the GV is generally your Contract Value at the time the new Guarantee Period begins.

The GV will be increased by any subsequent premium payments, net of any applicable premium taxes (subject to a maximum of $5 million).  (Please see example 2 in Appendix D for an illustration.)  No additional premium payments are allowed more than 90 days after the Contract's Issue Date while the GMAB is in effect.

Partial withdrawals (including Withdrawal Charges and Excess Interest Adjustments) will reduce the GV in the same proportion that the Contract Value was reduced on the date of the withdrawal.  This means that, if the Contract Value is less than the GV at the time a partial withdrawal is made, the partial withdrawal may reduce the GV by a dollar amount that is greater than the dollar amount withdrawn.  (Please see example 3b in Appendix D for an illustration.)  All withdrawals including systematic withdrawals, required minimum distributions prior to the Income Date, withdrawals for asset allocation fees, and free withdrawals will reduce the GV.

For purposes of the GMAB charge, the GV in effect on the date the charge is deducted is equal to the GV at the beginning of the Guarantee Period, increased by any subsequent premium payments and decreased by any subsequent partial withdrawals, as described above.  For more information regarding the GMAB charge, please see “Guaranteed Minimum Accumulation Benefit Charge” beginning on page 47 .

The GV can never be more than $5 million.

Guarantee Period.  The Guarantee Period is the time period at the end of which the GV is guaranteed.  The Guarantee Period currently available is ten Contract Years.  The Guarantee Period begins on the effective date of the endorsement and ends on the Contract Anniversary corresponding to the end of the Guarantee Period.  If you select the GMAB when you purchase your Contract, the effective date is the Contract Issue Date.

Required Allocation.  On the endorsement's effective date, we automatically allocate a certain percentage of your premium (if the GMAB is selected when you purchase your Contract) or your Contract Value (if the GMAB is re-elected after the Contract's Issue Date) to the GMAB Fixed Account.  The remaining premium or Contract Value will be allocated to the Fixed Account Options and Investment Divisions based on the current premium allocation you have selected for your Contract.

The required allocation percentage for the GMAB Fixed Account is that which is in effect on the effective date of the Guarantee Period and the same allocation percentage remains in effect for the duration of the Guarantee Period.  We anticipate the required allocation percentage of premium or Contract Value to the GMAB Fixed Account will generally range from 15% to 40%.  The required allocation percentage may vary, however, from this stated range.  Generally, when the interest rate credited to the GMAB Fixed Account is higher, the required allocation to the GMAB Fixed Account will be lower.  When the interest rate credited to the GMAB Fixed Account is lower, the required allocation to the GMAB Fixed Account is higher.

The required allocation percentage is declared by the Company in advance and may also vary by state.  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared required allocation percentage for your state.  Our contact information is on the cover page of this prospectus.

Guaranteed Minimum Accumulation Benefit Fixed Account.  A certain percentage of the value in your Contract, as explained above, will be allocated to the GMAB Fixed Account in accordance with the required allocation percentage in effect on the effective date of the endorsement.  You may not allocate additional monies to this fixed account.  The Contract Value in the GMAB Fixed Account is credited with a specific interest rate that is guaranteed and will remain in effect for the entire Guarantee Period.  The interest rate is credited daily to the Contract Value in the GMAB Fixed Account so long as the Contract Value is not withdrawn, transferred, or annuitized until the end of the Guarantee Period.  The interest rate may vary by state but will never be less than 3%.  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMAB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from the GMAB Fixed Account prior to the end of the Guarantee Period.  The Excess Interest Adjustment reflects changes in the level of interest rates since the beginning of the Guarantee Period.  The Excess Interest Adjustment is based on the relationship of the current new business interest rate to the interest rate being credited to you in the GMAB Fixed Account.  The current new business interest rate used for this comparison is the interest rate then available on a new Guarantee Period of the same duration, increased by 0.50% per annum.   If we are not then offering that duration, we will estimate a base interest rate for that duration based on the closest durations that we are then offering.

Generally, the Excess Interest Adjustment will (a) increase the amount withdrawn, transferred, or annuitized when current new business rates are lower than the rate then being credited to you and   (b) decrease the amount withdrawn, transferred, or annuitized when current new business rates are higher than the rate then being credited to you .   There will be no Excess Interest Adjustment if these rates are the same.

Moreover, even if the current new business interest rate (after the above-mentioned 0.50% increase) is greater than the interest rate you are then being credited , there will be no Excess Interest Adjustment if the difference between the two is less than 0.50%.  This restriction avoids downward adjustments in the GMAB Fixed Account value in situations where the general level of interest rates has declined but the above-mentioned 0.50% increase results in a current new business interest rate that is higher than the rate currently being credited to your GMAB Fixed Account.

There is no Excess Interest Adjustment on: death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; or free withdrawals.  In no event will the amount we pay on a total withdrawal , transfer or annuitization from the GMAB Fixed Account be less than the GMAB Fixed Account minimum value. The GMAB Fixed Amount minimum value is the amount that would result from (1) accumulating the following amounts at 3%: (a) any premium payments (net of any associated premium taxes) or transfers that you allocate to the GMAB Fixed Account less (b) any withdrawals, transfers, or charges that are taken out of  the GMAB Fixed Account; and (2) deducting any withdrawal charges or charge for taxes due in connection with the withdrawal.  In the case of a partial withdrawal or transfer from the GMAB Fixed Account, you will have been credited with interest at a rate at least equal to 3% on the amount withdrawn or transferred even if subject to an Excess Interest Adjustment that otherwise would have reduced it below 3%.

The following example illustrates how the GMAB Fixed Account minimum value may affect an Excess Interest Adjustment on a partial withdrawal.  If your initial allocation to the GMAB Fixed Account is $10,000 and your declared rate of interest was 5%, after one year (assuming no other transactions or withdrawal charges) your Contract Value in the GMAB Fixed Account would be $10,500. The GMAB Fixed Account minimum interest rate is 3%, so your GMAB Fixed Account minimum value would be $10,300. In this case, an Excess Interest Adjustment could not reduce the withdrawal by more than $200 (the difference between your Contract Value in the GMAB Fixed Account and the GMAB Fixed Account minimum value).  For example, upon a $2,000 withdrawal from the GMAB Fixed Account that is subject to a $200 negative Excess Interest Adjustment, the withdrawal would be adjusted to $1,800. However, if it were subject to a negative $400 Excess Interest Adjustment, the $2,000 withdrawal still would only be adjusted to $1,800, so that it does not invade the GMAB Fixed Account minimum value. Immediately after either of these withdrawals, there will be no difference between your Contract Value in the GMAB Fixed Account and GMAB Fixed Account minimum value, and no negative Excess Interest Adjustment will apply on subsequent withdrawals until the Contract Value in the GMAB Fixed Account again grows to be larger than the GMAB Fixed Account minimum value.

Quarterly charges deducted across all Fixed Account Options and Investment Divisions are also deducted from the GMAB Fixed Account in accordance with your Contract's provisions.  These charges will not reduce the GV.  DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMAB Fixed Account.

At the end of the Guarantee Period, if the Contract Value is less than the GV, the Company will add additional money to the Contract Value equal to the difference between the GV and the Contract Value.  This additional amount will be allocated within the Contract based on the current premium allocation for the Contract.  The GMAB will be automatically terminated unless a written request for re-election of the GMAB has been received by our Annuity Service Center in good order within 30 days prior to the Contract Anniversary corresponding to the end of the Guarantee Period.  If the GMAB is terminated, the GMAB Fixed Account value will be transferred to the Fixed Account Options and Investment Divisions based on the current premium allocation for the Contract.

Re-election.  The GMAB may not be re-elected if any Owner is older than 80 years on the effective date of re-election or if the GMAB is no longer offered. If the GMAB is re-elected, the Contract Value will be rebalanced to meet the current GMAB Fixed Account allocation requirements.  The GV will be re-set to equal the Contract Value adjusted for any applicable Excess Interest Adjustment on amounts transferred from Fixed Account Options and a new Guarantee Period will be established.  In determining the GV, a negative Excess Interest Adjustment associated with any transfer from a Fixed Account Option will reduce the GV as well as the Contract Value.  The GV can never be more than $5 million.  The required allocation percentage for the GMAB Fixed Account and the GMAB Fixed Account interest rate will be those in effect on the effective date of re-election.  The effective date of re-election is the Contract Anniversary corresponding to the end of the previous Guarantee Period.

Transfers.  While the GMAB is in effect, transfers between Investment Divisions and Fixed Account Options are still permitted in accordance with your Contract.  The Company will automatically transfer amounts to or from the GMAB Fixed Account, as applicable, upon election, re-election, or termination of the GMAB.

Upon re-election, any amount required to be transferred from the Investment Divisions and/or Fixed Account Options to the GMAB Fixed Account will be equal to the required allocation percentage for the GMAB Fixed Account multiplied by the current value of each Investment Division and Fixed Account Option, unless the Owner specifies otherwise.  The amount applied to the GMAB Fixed Account on transfers from a Fixed Account Option will be adjusted for any applicable Excess Interest Adjustment under that option.  As a result, after the Excess Interest Adjustment, the GMAB Fixed Account value immediately following the transfer may be more or less than the required allocation percentage for the GMAB Fixed Account multiplied by the Contract Value before the Excess Interest Adjustment.

Transfers to or from the GMAB Fixed Account will not count against your Contract's 15 free transfers provision.  The Company will not transfer funds in or out of the GMAB Fixed Account during the Guarantee Period.  Likewise, you may not elect transfers to or from the GMAB Fixed Account during the Guarantee Period.

Subsequent Premiums.  If the GMAB is elected on the Contract's Issue Date, all premium received within 90 days of the Issue Date will be subject to the required allocation percentage for the GMAB Fixed Account determined at issue.  All allocations to the GMAB Fixed Account will be added to the same GMAB Fixed Account.  In other words, only one GMAB Fixed Account will exist on a single Contract at a time.  As a result, these subsequent allocations will have the same credited rate and period ending date as the initial Premium.  Interest credited in the GMAB Fixed Account on subsequent Premiums is credited daily from the date of receipt.

The GV will be increased by any subsequent premium payments, net of any applicable premium taxes (subject to a maximum of $5 million).  (Please see example 2 in Appendix D for an illustration.)
No additional premium payments are allowed more than 90 days after the Contract's Issue Date while the GMAB is in effect.

Partial Withdrawals.  Unless you specify otherwise, partial withdrawals (including applicable charges and adjustments) will be taken proportionately from the GMAB Fixed Account, Fixed Account Options and Investment Divisions.  The percentage of the partial withdrawal taken from the GMAB Fixed Account cannot exceed the ratio of the GMAB Fixed Account value to the Contract Value.  Withdrawal Charges and Excess Interest Adjustments may apply to withdrawals.

Partial withdrawals (including Withdrawal Charges and Excess Interest Adjustments) will reduce the GV in the same proportion that the Contract Value was reduced on the date of the withdrawal.  This means that, if the Contract Value is less than the GV at the time a partial withdrawal is made, the partial withdrawal may reduce the GV by a dollar amount that is greater than the dollar amount withdrawn.  (Please see example 3b in Appendix D for an illustration.) All withdrawals including systematic withdrawals, required minimum distributions prior to the Income Date, withdrawals for asset allocation fees, and free withdrawals will reduce the GV.

While the GMAB is in effect, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the GMAB Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMAB Fixed Account.

Spousal Continuation.  If any Owner dies before a Contract with the GMAB is annuitized, the Contract's death benefit is still payable; however, the GMAB terminates without value.  Alternatively, the Contract allows a Beneficiary who is a deceased Owner's spouse to continue the Contract, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the GMAB endorsement applies to the Contract, the GMAB will continue and no adjustment will be made to the GV at the time of continuation.  The Guarantee Period will continue to be based on the original effective date or re-election date, as applicable.  Contract Years and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  The spouse may elect to terminate the GMAB upon written request in good order on or after the seventh Contract Anniversary.

Termination.  The GMAB endorsement terminates subject to a prorated GMAB charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges plus or minus any Excess Interest Adjustments and not the GV you would have received under the GMAB at the end of the Guarantee Period.  The GMAB also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); the date the Contract Value equals zero; the date our Service Center receives a written request in good order from you to terminate the GMAB on or after the seventh Contract Anniversary; or at the end of the Guarantee Period, unless the GMAB is re-elected by you.

Upon termination of the GMAB either at the end of the Guarantee Period or at the time of your request on or after the seventh Contract Anniversary, the GMAB Fixed Account value (adjusted for any applicable Excess Interest Adjustment) will be transferred to the Fixed Account Options and Investment Divisions based on the current premium allocation for the Contract.

Contract Value Is Zero.  If, while the GMAB is in effect, your Contract Value is reduced to zero as the result of the deduction of contract charges, the GV will be paid automatically to you and the GMAB will terminate.  In addition, all other rights under your Contract cease, as your Contract and all other optional endorsements will terminate without value.  The GV will be paid in a lump sum within 60 days after the termination date.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select.  In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “Accumulation Unit.”  During the income phase we use a measure called an “Annuity Unit.”

Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

●	determining the total amount of assets held in the particular Investment Division;
●	subtracting any asset-based charges and taxes chargeable under the Contract; and
●	dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit is expected to vary from day to day.  The base Contract has a different Accumulation Unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit value.

When you make a premium payment, we credit your Contract with Accumulation Units.  The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have selected and their respective charges.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between the Fixed Account and an Investment Division must occur prior to the Income Date.

You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Transfers from the Fixed Account generally will be subject to any applicable Excess Interest Adjustment.

Potential Limits and Conditions on Fixed Account Transfers.   There may be periods when we do not offer any Fixed Account.  We can prohibit or impose limitations or other requirements on transfers to or from the Fixed Account, as permitted by applicable law.

In addition, Contracts issued on or after October 11, 2010 also specifically reserve the right to impose the limitations and conditions set forth in 1-4 below with respect to the one-year Fixed Account Option.  Although we are not imposing these restrictions as of the date of this prospectus, if we do decide to impose them, they could provide as follows with respect to both new and already outstanding Contracts:

1.  During any Contract Year, the aggregate dollar amount of all transfers from the one-year Fixed Account Option (including transfers at the end of the one-year period) could not exceed whichever of the following three maximums apply to you for that year:

•
Maximum transfers during the first Contract Year in which you have Contract Value in the one-year Fixed Account Option  subject to these restrictions : 1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary;

•	Maximum transfers during any subsequent Contract Year, if you had Contract Value subject to these restrictions during the preceding Contract year :
i.	1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did not make a 1/3 transfer in the preceding year as mentioned above or
ii.	1/2 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did make such a 1/3 transfer in the preceding year; or
•
Maximum transfers during  any Contract Year, if you had Contract Value subject to these restrictions during both of the preceding two Contract Years and, in those years, you made the 1/3maximum transfer in the first year and 1/2 maximum  transfer in the second year as mentioned above : all of your remaining Contract Value in the one-year Fixed Account Option.

2.  We could require that any transfer from the one-year Fixed Account Option in a Contract Year occur a t least twelve months after the most recent such transfer in the previous Contract Year.

3.  We could restrict or prohibit your transfers into or allocations of any additional premiums to the one-year Fixed Account Option in any Contract Year in which you make a transfer from the one-year Fixed Account Option.

4.  We could restrict or prohibit your transfers from the one-year Fixed Account Option in any Contract Year in which you make a transfer into or allocate any additional premiums to the one-year Fixed Account Option.

We may impose restrictions 1-4 separately or in combination but we expect that they would be imposed as a group, so that you would be subject to all of these restrictions if you are subject to any of them.

Certain systematic investment programs could be excluded from the restrictions listed in 1-4 above, such that transfers under those programs would not count against the maximum amounts that may be transferred out of the one-year Fixed Account Option and the Contract Value under such programs would be excluded from the computation of such maximum amounts.

We also could permit or require that a systematic transfer program be used to make transfers from any Fixed Account Options.  For example, you could be permitted to have the three transfers that are referred to in restriction 1 above automated through a systematic transfer out (“STO”) on each of your next three Contract Anniversaries.  The amount automatically transferred on each of such three Contract Anniversaries would be the maximum amount that would be permitted to be transferred on that date under restriction 1, such that following the automatic STO transfer on the third such Contract Anniversary you would no longer have any Contract Value in the one-year Fixed Account Option. If we establish such an STO for you, however, we would (pursuant to restrictions 3 and 4 above) prohibit you from making any other transfer from, or any premium payments or transfers into, the one-year Fixed Account Option during any Contract Year in which an automatic STO transfer is made for you.  Also (pursuant to restriction 2 above) you could elect such an STO only if (i) at least twelve calendar months have passed since your last STO program (if any) had ended and (ii) during the Contract Year in which you make the election, you have not made any transfers from, or any premium payments or transfers into the one-year Fixed Account Option (unless you made the transfer or premium payment before the time we had instituted restrictions 1-4). Transfers pursuant to any STO would not count toward your 15 free transfer limit.

If we require you to commence an STO at a time when, due to any of the foregoing restrictions, you would not be eligible to elect such a program, the three annual STO transfers will be delayed.  In that case, the first such STO transfer would occur on the first Contract Anniversary after you are eligible to elect an STO.

If we impose the restrictions described in 1-4 above, we would provide you prompt written notice of that fact, as well as any requirement or option to commence an STO.  In that case, the restrictions would be effective immediately and we would not expect to provide you with an opportunity to make transfers from the one-year Fixed Account Option, other than in compliance with and subject to the limitations in such restrictions.  Accordingly, if your Contract is issued on or after October 11, 2010, you should consider whether you are willing to be subject to those limitations before you allocate any premiums or transfers to the one-year Fixed Account Option.

Under Contracts issued on or after October 10, 2010, we also may restrict your participation in any systematic investment program if you allocate any amounts to a Fixed Account Option.

Restrictions on Transfers: Market Timing.  The Contract is not designed for frequent transfers by anyone.  Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing.  To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days.  Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

●	limiting the number of transfers over a period of time;
●	requiring a minimum time period between each transfer;
●	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or
●	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days.  In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size.  We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary.  If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer.  We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption.  We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, the GMWB Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program.  We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship.  Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures.  We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract.  We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time.  If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above.  Our Annuity Service Center representatives are available during business hours to provide you with information about your account.  We require that you provide proper identification before performing transactions over the telephone or through our Internet website.  For Internet transactions, this will include a Personal Identification Number (PIN).  You may establish or change your PIN at www.jackson.com.

What You Can Do and How. You may make transfers by telephone or through the Internet unless you elect not to have this privilege.  Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary.  To notify us, please call us at the Annuity Service Center.  Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you.  If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day.  Otherwise the instructions will be carried out the next business day.  We will retain permanent records of all web-based transactions by confirmation number.  If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes.  Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephonic or any other electronic authorizations are genuine.  Our procedures include requesting identifying information and tape-recording telephone communications and other specific details.  We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize.  However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times.  We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege.  Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

●	by making either a partial or complete withdrawal,
●	by electing the Systematic Withdrawal Program,
●	by electing a Guaranteed Minimum Withdrawal Benefit, or
●	by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge.  For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium.  When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge, charges due under any optional endorsement and all applicable recapture and withdrawal charges, adjusted for any applicable Excess Interest Adjustment.  For more information about withdrawal charges, please see “Withdrawal Charge” beginning on page 43 .

Your withdrawal request must be in writing.  We will accept withdrawal requests submitted via facsimile.  There are risks associated with not requiring original signatures in order to disburse the money.  To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature of any address change.  We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account Option or Investment Division from which you are making the withdrawal.  If you are not specific in your withdrawal request, your withdrawal will be taken from your allocations to the Investment Divisions, Fixed Account Options, GMAB Fixed Account and GMWB Fixed Account based on the proportion their respective values bear to the Contract Value.  If you are specific in your withdrawal request, please know that, for Contracts with the GMAB, the percentage of the partial withdrawal taken from the GMAB Fixed Account cannot exceed the ratio of the GMAB Fixed Account value to the Contract Value.  Similarly, for Contracts with a GMWB containing a Transfer of Assets provision, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage.  After your withdrawal, at least $100 must remain in each Fixed Account Option or Investment Division from which the withdrawal was taken or such greater amount if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after the withdrawal.  A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. If your Contract contains the GMAB, a GMWB containing a Transfer of Assets provision, any systematic withdrawal request for a specified dollar amount or specified percentage from a particular Investment Division, the Fixed Account or the GMWB Fixed Account will be limited in that such withdrawals cannot be made from the GMAB Fixed Account or the GMWB Fixed Account.  If you wish your systematic withdrawal to include amounts allocated to the GMAB Fixed Account or the GMWB Fixed Account, your systematic withdrawal must be taken proportionally from all of the allocations (to the Investment Divisions, the GMWB Fixed Account and the Fixed Account, including the GMAB Fixed Account) based on their respective values in relation to the Contract Value.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal.  There are conditions and limitations, so please contact our Annuity Service Center for more information.  Our contact information is on the cover page of this prospectus.  We neither endorse any investment advisers, nor make any representations as to their qualifications.  The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.  There are limitations on withdrawals from qualified plans.  For more information, please see “TAXES” beginning on page 332 .

Waiver of Withdrawal and Recapture Charges for Certain Emergencies. We will waive the withdrawal charge (withdrawals from the Investment Divisions, the Fixed Account and the GMWB Fixed Account), the recapture charge, but not any Excess Interest Adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:

●
Terminal Illness Benefit, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions, Fixed Account and the GMWB Fixed Account that you withdraw after providing us with a physician's statement that you have been diagnosed with an illness that will result in your death within 12 months;

●
Specified Conditions Benefit, under which you may make a one-time withdrawal of up to 25% (for joint Owners, this benefit applies to each of them for 12 1/2%) of your Contract Value from the Investment Divisions, Fixed Account and the GMWB Fixed Account with no withdrawal charge or recapture charge after having provided us with a physician's statement that you have been diagnosed with one of the following conditions:

	○	Heart attack
	○	Stroke
	○	Coronary artery surgery
	○	Life-threatening cancer
	○	Renal failure or
	○	Alzheimer's disease; and
●
Extended Care Benefit, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions, Fixed Account and the GMWB Fixed Account that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.

You may exercise these benefits once under your Contract.

Guaranteed Minimum Withdrawal Benefit Considerations.  Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries.  The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments.  A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs.  Moreover, the GMWB does not assure that you will receive any return on your investments.  The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation.  Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns.  The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up.  However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value.  Our obligations to pay you more than your Contract Value will only arise under limited circumstances.  Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and Step-Up, the Joint For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets and the Joint For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount endorsements are available only to spouses and differ from the For Life GMWB with Bonus and Step-Up without the Joint Option, the For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets without the Joint Option and the For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount without the Joint Option endorsements (which are available to spouses and unrelated parties) and enjoy the following advantages:

●
If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective.  (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the “ LifeGuard Freedom Flex GMWB With Joint Option ” subsection beginning on page 295 , the Joint For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets subsection beginning on page 233 and the For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount with the Joint Option subsection beginning on page 258 .)

●
If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWBs have a higher charge than the respective For Life GMWBs without the Joint Option.

Guaranteed Minimum Withdrawal Benefit Important Special Considerations. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin.  The Income Date is either a date that you choose or the Latest Income Date.  The Latest Income Date is generally the date on which the Owner attains age 95 under a Non-Qualified Contract (age 90, unless otherwise approved by the Company, if your Contract was issued before April 6, 2009), or such earlier date as required by the applicable qualified plan, law or regulation.  (For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 308 .)

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you.  Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you.  Consultation with your financial and tax advisor is also recommended.

These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date.  Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize.  To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation.  After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date.  Please also see “Extension of Latest Income Date” beginning on page 334 for further information regarding possible adverse tax consequences of extending the Latest Income Date.

In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements.  With regard to other qualified plans, you must determine what your qualified plan permits.  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the minimum distribution.

Finally, please note that withdrawals in excess of certain limits may have a significantly negative impact on the value of your GMWB through prematurely reducing the benefit's Guaranteed Withdrawal Balance (GWB) and Guaranteed Annual Withdrawal Amount (GAWA) and, therefore, cause your GMWB to prematurely terminate.  Please see the explanations of withdrawals under each of the following GMWB descriptions for more information concerning the effect of excess withdrawals.

7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”). The following description is supplemented by some examples in Appendix E that may assist you in understanding how the calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 7% GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated.  We may limit the availability of this optional endorsement.  Once selected, the 7% GMWB cannot be canceled.  If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 7% GMWB may also be selected after the Issue Date within 30 days before any Contract Anniversary.  If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix E).  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount.  Upon selection, the GAWA is equal to 7% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%.  However, withdrawals are not cumulative.  If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year.  If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is hit.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

●	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
●	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal; or
●	7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA (or required minimum distribution (RMD), if applicable – see below) may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix E).  For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.    For more information about tax-qualified and non-qualified Contracts please see “TAXES” beginning on page 332 .

For certain tax-qualified Contracts to which the 7% GMWB is added on and after January 17, 2006 (subject to availability), withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the Contract's RMDs under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised.  Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

Required Minimum Distribution Calculation.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 7% GMWB, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 7% GMWB ultimately suits your needs relative to your RMD requirements.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value. The GAWA is recalculated, equaling the greater of:
	●	7% of the new GWB; Or
	●	The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

●	For Contracts to which the 7% GMWB was added before January 17, 2006, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date.  The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Your spouse may elect to “step-up” on the continuation date.  If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon “step-up” is the Contract Value, including any adjustments applied on the continuation date.  Any subsequent “step-up” must follow the “step-up” restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

Termination.  The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB.  The 7% GMWB also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit or Earnings Protection Benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 85 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

Conversion.  You may convert this 7% GMWB (if issued prior to September 6, 2005) to the 5% GMWB With Annual Step-Up (AutoGuard 5) or (if issued prior to April 30, 2007) to the 6% GMWB With Annual Step-Up (AutoGuard 6) .   Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  Conversion to AutoGuard 5 is allowed only if this 7% GMWB was added to your Contract before September 6, 2005; conversion to AutoGuard 6 is allowed only if this 7% GMWB was added to your Contract before April 30, 2007.  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the 7% GMWB that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix E.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  The charge of the new benefit will be higher than that currently charged for this 7% GMWB.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 7% GMWB.  Converting to AutoGuard 5 or AutoGuard 6 may be advantageous if you desire the potential for annual Step-Ups of the GWB for a period of no less than 12 years rather than Step-Ups every five years.  The annual Step-Ups may result in a higher GWB and, subsequently, a higher GAWA.  However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.  You will also be receiving a lower GAWA percentage of 5% for AutoGuard 5, or 6% for AutoGuard 6, instead of the current 7% you are receiving under your 7% GMWB, and this may result in a consistently lower GAWA if the GWB does not increase upon the Step-Ups.

Finally, the new GWB upon any conversion of your 7% GMWB would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix E.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”). The following description of this GMWB is supplemented by the examples in Appendix E, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups.  This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the earlier of:

●	The Owner's (or any joint Owner's) death;
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.

PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date; and once added cannot be canceled.  This GMWB is not currently available after the Contract Issue Date.  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

PLEASE NOTE: Prior to May 1, 2010, this GMWB was available to add to a Contract after the Issue Date, on any Contract Anniversary.  Effective May 1, 2010, this GMWB may only be added to a Contract on the Issue Date and can no longer be added to a Contract on any Contract Anniversary after the Issue Date.

When this GMWB is added to	The GWB equals initial premium net of any applicable premium taxes.
the Contract on the Issue Date –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
(for Contracts issued before May 1, 2010) –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you instead added this GMWB to your Contract post issue on a Contract Anniversary, the GWB was calculated based on Contract Value, which included any previously applied Contract Enhancements, and, as a result, we subtracted any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, this GMWB might be continued by a spousal Beneficiary.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
0 – 74	7%
75 – 79	8%
80 – 84	9%
85+	10%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract	The GWB is recalculated, equaling the greater of:
Year, is less than or equal to the greater of the GAWA or RMD, as	●	The GWB before the withdrawal less the withdrawal; Or
applicable –	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal.

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

When a withdrawal,	The GWB is recalculated, equaling the greater of:
plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

your Contract on or after May 1, 2010 –	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
	●	The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all	The GWB is recalculated, equaling the lesser of:
prior withdrawals in the current Contract Year, exceeds the greater of the	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
GAWA or RMD, as applicable, and this endorsement was added to your	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
Contract before May 1, 2010 –	The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal; Or
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 25.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 332 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of this GMWB.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).   (See Examples 6 and 7 in Exhibit E.)

Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.  Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

After each payment	The GWB is recalculated, equaling the greater of:
when the Contract Value is zero	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the payment; Or
	●	The GWB after the payment.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, no death benefit is payable, including the Earnings Protection Benefit.
Spousal Continuation.  If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner.  If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB.  Your spouse may elect to Step-Up on the continuation date.  If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon Step-Up is the Contract Value, including any adjustments applied on the continuation date.  Any subsequent Step-Up must follow the Step-Up restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 331 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The first date both the GWB and the Contract Value equals zero; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB.  The GAWA percentage will not change after election of this option.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 85 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”). The following description is supplemented by the examples in Appendix E that may assist you in understanding how calculations are made in certain circumstances.  For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 5% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  We may further limit the availability of this optional endorsement.  Once selected, the 5% GMWB With Annual Step-Up cannot be canceled.  If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix E).  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 5% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%.  However, withdrawals are not cumulative.  If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year.  If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5, and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “Required Minimum Distribution Calculations” below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GWB is equal to the greater of:

●
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or
●	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	the total amount of the current partial withdrawal, or
●	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GWB is equal to the lesser of:

●	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
●	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal; or
●	5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix E).  For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts please see “TAXES” beginning on page 332 .

Required Minimum Distribution Calculation.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. Step-Ups with the 5% GMWB With Annual Step-Ups reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up.  Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups.  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.  The request will be processed and effective on the day we receive the request in Good Order.  Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up.  The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if available – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit or Earnings Protection Benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 85 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

Conversion.  You may convert this 5% GMWB With Annual Step-Up (if issued prior to April 30, 2007) to the 6% GMWB With Annual Step-Up (AutoGuard 6).  Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the 5% GMWB With Annual Step-Up that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix E.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  The charge of the new benefit will be higher than that currently charged for this 5% GMWB With Annual Step-Up.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% GMWB With Annual Step-Up.  Converting to AutoGuard 6 may be advantageous if you desire a higher GAWA percentage of 6%, which is allowed under AutoGuard 6, as opposed to your current GAWA percentage of 5%.  However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Finally, the new GWB upon any conversion of your 5% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix E.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”). The following description is supplemented by the examples in Appendix E that may assist you in understanding how calculations are made in certain circumstances.  For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 6% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  We may further limit the availability of this optional endorsement.  Once selected, the 6% GMWB With Annual Step-Up cannot be canceled.  If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix E).  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 6% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%.  However, withdrawals are not cumulative.  If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year.  If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5, and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “Required Minimum Distribution Calculations” below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GWB is equal to the greater of:

●
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or
●	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	the total amount of the current partial withdrawal, or
●	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GWB is equal to the lesser of:

●	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
●	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal; or
●	6% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix E).  For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 332 .

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 6% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. Step-Ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 6% of the new GWB or GAWA before step-up.  Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups.  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.  The request will be processed and effective on the day we receive the request in Good Order.  Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.
Termination.  The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up.  The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit or Earnings Protection Benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 85 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”).  The following description is supplemented by some examples in Appendix E that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 5% GMWB without Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  We may further limit the availability of this optional endorsement.  Once selected, the 5% GMWB without Step-Up cannot be canceled.  If you select the 5% GMWB without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 5% GMWB without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 5% GMWB without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix E).  The GWB can never be more than $5 million, and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below).  Upon selection, the GAWA is equal to 5% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%.  However, withdrawals are not cumulative.  If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year.  If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

●	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
●	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.
If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal; or
●	5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix E).  For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts please see “TAXES” beginning on page 332 .

For certain tax-qualified Contracts, the 5% GMWB without Step-Up allows for withdrawals greater than GAWA to meet the RMD under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB Without Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Spousal Continuation.  If you die before annuitizing a Contract with the 5% GMWB without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 5% GMWB without Step-Up endorsement already applies to the Contract, the 5% GMWB without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 5% GMWB without Step-Up, if the 5% GMWB without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 5% GMWB without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB without Step-Up.  The 5% GMWB without Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit or Earnings Protection Benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 85 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 5% GMWB without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB without Step-Up.

Conversion.  You may convert this 5% GMWB Without Step-Up to the 5% GMWB With Annual Step-Up (AutoGuard 5); or the 6% GMWB With Annual Step-Up (AutoGuard 6) .   Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract.  For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit.  Conversion is permitted on any Contract Anniversary before July 2, 2011.  (The date by which conversion is required may vary by state and could be later than July 2, 2011.  Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state.  Our contact information is on the cover page of this prospectus.)  A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion.  This Contract Value is determined after the deduction of any charges for the 5% GMWB Without Step-Up that are due upon termination of the original endorsement.  Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion.  (See Example 1c in Appendix E.)  Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement.  We will send you the new endorsement.  Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you.  The charge of the new benefit will be higher than that currently charged for this 5% GMWB Without Step-Up.  Conversion is not a right under the Contract or endorsement.  We currently allow conversions, and we may discontinue doing so at any time in the future.  In addition, no more than two GMWB conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% GMWB Without Step-Up.  Converting your 5% GMWB Without Step-Up to AutoGuard 5 or AutoGuard 6 may be advantageous if you desire the potential for automatic annual Step-Ups of the GWB for a period of no less than 12 years rather than no Step-Ups.  The annual Step-Ups may result in a higher GWB and, subsequently, a higher GAWA.  You will also be receiving the same GAWA percentage of 5% for AutoGuard 5, and a higher GAWA percentage of 6% for AutoGuard 6, instead of the current 5% you are receiving under your 5% GMWB Without Step-Up.  However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Finally, the new GWB upon any conversion of your 5% GMWB Without Step-Up would be equal to the Contract Value at the time of the conversion.  As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion.  In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.  (See Example 1 in Appendix E.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”).  The following description of this GMWB is supplemented by the examples in Appendix E, particularly examples 6 and 7 for the Step-Ups and example 9 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;
The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday).  If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to	The GWB equals initial premium net of any applicable premium taxes.
the Contract on the Issue Date –	The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.
Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include and previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.
For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current	The GWB is recalculated, equaling the greater of:
Contract Year, is less than or equal to the greater of the GAWA	●	The GWB before the withdrawal less the withdrawal; Or
or RMD, as applicable –	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the lesser of:
prior withdrawals in the current Contract Year, exceeds the greater of the	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
GAWA or RMD, as applicable –	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 25.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts please see “TAXES” beginning on page 332 .

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 331 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 85 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”).  The following description of this GMWB is supplemented by the examples in Appendix E, particularly examples 6 and 7 for the Step-Ups, example 8 for the bonus and example 9 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 60th birthday (or with joint Owners, the oldest Owner's 60th birthday).  If the Owner (or oldest Owner) is 60 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If this GMWB was added to your Contract prior to December 3, 2007, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday).  If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

●
With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to	The GWB equals initial premium net of any applicable premium taxes.
the Contract on the Issue Date –	The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
Anniversary –	The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include and previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.
Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current	The GWB is recalculated, equaling the greater of:
Contract Year, is less than or equal to the greater of	●	The GWB before the withdrawal less the withdrawal; Or
the GAWA or RMD, as applicable –	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

on or after December 3, 2007 –	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all	The GWB is recalculated, equaling the lesser of:
prior withdrawals in the current Contract Year, exceeds the greater of the	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
GAWA or RMD, as applicable, and this endorsement was added to	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
your Contract before December 3, 2007 –	The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 25.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts please see “TAXES” beginning on page 332 .

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 331 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 85 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including::

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% (5% if this GMWB is added to the Contract prior to April 30, 2007) and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract prior to April 30, 2007) of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”).  The following description of this GMWB is supplemented by the examples in Appendix E, particularly examples 6 and 7 for the Step-Ups, example 8 for the bonus and example 9 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday).  If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

●
With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and, for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added	The GWB equals initial premium net of any applicable premium taxes.
to the Contract on the Issue Date –	The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
Anniversary –	The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include and previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the	The GWB is recalculated, equaling the greater of:
current Contract Year, is less than or equal to the greater of	●	The GWB before the withdrawal less the withdrawal; Or
the GAWA or RMD, as applicable –	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.
Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus	The GWB is recalculated, equaling the lesser of:
all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD,	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
as applicable –	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 25.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts please see “TAXES” beginning on page 332 .

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
on the Contract –	The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.  During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.  Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment	The GWB is recalculated, equaling the greater of:
when the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
○
The Beneficiary is also allowed a Step-Up.  The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the Beneficiary's election to continue the Contract is in Good Order.  Otherwise, the above rules for Step-Ups apply.

	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 331 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 85 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8.  The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 5% of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix E, particularly examples 6 and 7 for the Step-Ups and example 10 for the For Life Guarantee.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.  If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.
Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age.  Future GMWB charges will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added prior to January 16, 2007, it cannot be canceled except by a spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  If this GMWB is added on January 16, 2007 or later, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), the Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added	The GWB equals initial premium net of any applicable premium taxes.
to the Contract on the Issue Date –	The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
Contract Anniversary –	The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include and previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus	The GWB is recalculated, equaling the greater of:
all prior withdrawals in the current Contract Year, is	●	The GWB before the withdrawal less the withdrawal; Or
less than or equal to the greater of the GAWA or RMD, as applicable –	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus	The GWB is recalculated, equaling the lesser of:
all prior withdrawals in the current Contract Year, exceeds the greater of the	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
GAWA or RMD, as applicable–	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 25.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 332 .

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
on the Contract –	The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.
Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse.  Please see the information beginning on page 129 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date.  If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply.  The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.
○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

	○	Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	A new joint owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●	Continue the Contract without this GMWB (GMWB is terminated) if the GMWB was added to the Contract prior to January 16, 2007. Thereafter, no GMWB charge will be assessed.
●
Continue the Contract without this GMWB (GMWB is terminated) if this GMWB was added to the Contract on January 16, 2007 or later and if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 331 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract in which this GMWB was added prior to January 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;
●
The Continuation Date on a Contract in which this GMWB was added on January 16, 2007 or later, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 85 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix E, particularly examples 6 and 7 for the Step-Ups, example 8 for the bonus and examples 9 and 10 for the For Life Guarantee.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.  If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age.  Future GMWB charges will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added prior to January 16, 2007, it cannot be canceled except by a Spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  If this GMWB is added on January 16, 2007 or later, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to	The GWB equals initial premium net of any applicable premium taxes.
the Contract on the Issue Date –	The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
Anniversary –	The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include and previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the	The GWB is recalculated, equaling the greater of:
current Contract Year, is less than or equal to the greater of	●	The GWB before the withdrawal less the withdrawal; Or
the GAWA or RMD, as applicable	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus	The GWB is recalculated, equaling the lesser of:
all prior withdrawals in the current Contract Year, exceeds the greater of the	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
GAWA or RMD, as applicable–	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 25.  Withdrawal charges may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 332 .

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceeds the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
on the Contract –	The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.  During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.  Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse.  Please see the information beginning on page 136 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Bonus and Five-Year Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment	The GWB is recalculated, equaling the greater of:
when the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date.  If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply.  The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.
○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

	○	The spouse may elect to step-up the Contract Value on the first Contract Anniversary on or immediately following the Continuation Date; otherwise the above rules for Step-Up apply.
Bonuses will continue to apply according to the rules below for Bonuses.
	○	Contract Anniversaries and Contract Years will continue to be based on the original Contract's Issue Date.
	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●	Continue the Contract without this GMWB (GMWB is terminated) if the GMWB was added to the Contract prior to January 16, 2007. Thereafter, no GMWB charge will be assessed.
●
Continue the Contract without this GMWB (GMWB is terminated) if this GMWB was added to the Contract on January 16, 2007 or later and if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 331 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract in which this GMWB was added prior to January 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;
●
The Continuation Date on a Contract in which this GMWB was added on January 16, 2007 or later, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.
The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 85 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the youngest joint Owner's 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 5% of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”). The following description of this GMWB is supplemented by the examples in Appendix E, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;
The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).
The For Life Guarantee becomes effective when this GMWB is added to the Contract.
So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added	The GWB equals initial premium net of any applicable premium taxes.
to the Contract on the Issue Date –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Anniversary –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include and previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less than or equal to	●	The GWB before the withdrawal less the withdrawal; Or
the greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus	The GWB is recalculated, equaling the greater of:
all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract on	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

or after December 3, 2007 –	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all	The GWB is recalculated, equaling the lesser of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable,	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
and this endorsement was added to	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
your Contract before December 3, 2007 –	The GAWA is recalculated, equaling the lesser of:
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 25.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 332 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero.

After each payment	The GWB is recalculated, equaling the greater of:
when the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 331 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 85 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix E, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 10 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is	The GWB equals initial premium net of any applicable premium taxes.
added to the Contract on the Issue Date –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Contract Anniversary –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include and previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less than or equal to	●	The GWB before the withdrawal less the withdrawal; Or
the greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus	The GWB is recalculated, equaling the greater of:
all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

your Contract on or after December 3, 2007 –	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus	The GWB is recalculated, equaling the lesser of:
all prior withdrawals in the current Contract Year, exceeds the greater of the GAWAor RMD, as applicable, and	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
this endorsement was added to your Contract before	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
December 3, 2007 –	The GAWA is recalculated, equaling the lesser of:
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 25.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 332 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 151 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect, at least one Covered Life remains alive and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero.

After each payment	The GWB is recalculated, equaling the greater of:
when the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but not less frequently than annually.  If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.
○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

	○	Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death.  The GAWA percentage will not change on future Step-Ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 331 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 85 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.
Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom GMWB”). The following description of this GMWB is supplemented by the examples in Appendix E, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is	The GWB equals initial premium net of any applicable premium taxes.
added to the Contract on the Issue Date –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
on any Contract Anniversary –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is	●	The GWB before the withdrawal less the withdrawal; Or
less than or equal to the	●	Zero.
greater of the GAWA or RMD, as applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus	The GWB is recalculated, equaling the greater of:
all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 25.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 332 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or
●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.
●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix E for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).

If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater of	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 331 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 85 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix E for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix E, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.
For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added	The GWB equals initial premium net of any applicable premium taxes.
to the Contract on the Issue Date –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Contract Anniversary –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the	●	The GWB before the withdrawal less the withdrawal; Or
greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 25.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 332 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2009 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or
●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.
●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix E for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).

If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus	The quarterly adjusted Contract Value is equal to the greater of:
all prior withdrawals in the current Contract Year, is less than or equal	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
to the greater of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus	The quarterly adjusted Contract Value is equal to the greater of:
all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 169 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.
If the surviving spouse is not a Covered Life, the GWB adjustment is null and void.

	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 331 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 85 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix E for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or
●	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB”).  The following description of this GMWB is supplemented by the examples in Appendix E, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added	The GWB equals initial premium net of any applicable premium taxes.
to the Contract on the Issue Date –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Contract Anniversary –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.
PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less than or equal to	●	The GWB before the withdrawal less the withdrawal; Or
the greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 25.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 332 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix E for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
payment on the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 331 .

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 85 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix E for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix E, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added	The GWB equals initial premium net of any applicable premium taxes.
to the Contract on the Issue Date –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Contract Anniversary –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)   In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less than or equal to	●	The GWB before the withdrawal less the withdrawal; Or
the greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current	The GWB is recalculated, equaling the greater of:
Contract Year, exceeds the greater of the GAWA or RMD, as applicable	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 25.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 332 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.    If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix E for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 188 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.
If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 331 .

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 85 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix E for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select”).

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options.  This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.
The following description of this GMWB is supplemented by the examples in Appendix E, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 8 for the bonus, example 11 for the guaranteed withdrawal balance adjustment and example 12 for transfer of assets.  This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described elsewhere in this prospectus.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective when this GMWB is added to the Contract.
So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.
Or
●
If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB depends on when this GMWB is added to the Contract (as explained below).
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary.  This GMWB may also be terminated by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added	The GWB equals initial premium net of any applicable premium taxes.
to the Contract on the Issue Date –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Anniversary –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB may be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the	●	The GWB before the withdrawal less the withdrawal; Or
greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal (see below), Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 25.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 332 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

200 % Guaranteed Withdrawal Balance Adjustment.  (If this GMWB was added to your Contract before September 28, 2009, this endorsement provision was referred to as the “Guaranteed Withdrawal Balance Adjustment" and the "GWB Adjustment".)  If no withdrawals are taken from the Contract on or prior to the 200% GWB Adjustment Date (as defined below), then you will receive a 200% GWB adjustment.

The 200% GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday,
Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The 200% GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the 200% GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

If no partial withdrawals are taken on or prior to the 200% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 200% GWB adjustment.  No adjustments are made to the Bonus Base or the GMWB Death Benefit.  Once the GWB is re-set, this 200% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 200% GWB Adjustment Date, this 200% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix E for an illustration of this 200% GWB adjustment provision.)

400 % Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after September 28, 2009 and no withdrawals are taken from the Contract on or prior to the 400% GWB Adjustment Date (as defined below), then you will receive a 400% GWB adjustment.

The 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement.  The 400% GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the 400% GWB adjustment is equal to 400% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus 400% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

If no partial withdrawals are taken on or prior to the 400% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 400% GWB adjustment.  No adjustments are made to the Bonus Base or the GMWB Death Benefit.  Once the GWB is re-set, this 400% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 400% GWB Adjustment Date, this 400% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix E for an illustration of a 400% GWB adjustment provision.)

PLEASE NOTE: If you purchase this GMWB when you are 76 years old or older, you will be ineligible for the 400% GWB Adjustment.  Since the 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement, and since the Latest Income Date (on which all benefits under this GMWB terminate) for this annuity Contract is the date on which the Owner attains age 95, the 400% GWB Adjustment will be of no benefit to you unless you are 75 years old or younger when you purchase this GMWB.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.  When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before September 28, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50% (1.20% if this endorsement is added to the Contract before September 28, 2009).  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that, if this endorsement is added to the Contract on or after September 28, 2009, election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision (together with the GWB bonus provision, if this endorsement is added to the Contract on or after September 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

GMWB Death Benefit.  Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit.  On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB.  With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5 million.

Partial withdrawals will affect the GMWB death benefit as follows:

When a withdrawal, plus all	The GMWB death benefit is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater	●	The GMWB death benefit before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all	The GMWB death benefit is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GMWB death benefit is not adjusted upon Step-Up, the application of any bonus, or the application of a GWB adjustment.  The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Anniversary Value Death Benefit, etc.).  The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

Transfer of Assets.  This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix G .  The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees.  By electing this GMWB, you are giving control to us of all or a portion of your Contract Value.  By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account.  Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value.  Transfers from Fixed Account Options will be subject to an Excess Interest Adjustment, if applicable.  There is no Excess Interest Adjustment on transfers from the GMWB Fixed Account.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options will occur when your Contract Value declines due to withdrawals or negative investment returns.  However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix G for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits).  In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of a GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000.  Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor.  Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary.  Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account.  If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000).  Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%).  Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer.  That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account.  After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix E.  Please also see the Transfer of Assets Methodology in Appendix G , which contains the non-discretionary formulas.

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly your entire Contract Value – may be transferred to the GMWB Fixed Account.  It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Options.  If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA.  If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Options according to your most recent allocation instructions on file with us.  The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year.  No adjustment will be made to the GWB, GAWA, 200% GWB Adjustment, 400% GWB Adjustment, GMWB death benefit or Bonus Base as a result of these transfers.  You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change.  However, we reserve the right to change the formulas for Contracts issued in the future.

Guaranteed Minimum Withdrawal Benefit Fixed Account.  A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas.  You may not allocate additional monies to the GMWB Fixed Account.  The Contract Value in the GMWB Fixed Account is credited with a specific interest rate.  The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year.  GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared.  The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards.  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions.  The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account.  There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account.  Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GMWB death benefit is void and will not be included in the continuation adjustment.
	○	The GWB adjustments provisions are void.
	○	The Bonus provision is void.
	○	Step-Ups will continue as permitted; otherwise, the above rules for Step-Ups apply.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
	○	The Liability factors for the transfer of assets formulas (see Appendix G ) will continue to be based on the duration since the effective date of the GMWB endorsement.
	○	If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.
○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

	○	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary.
●	Continue the Contract without this GMWB (GMWB is terminated).
	○	The GMWB death benefit will be included in the calculation of the Continuation Adjustment.
	○	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 331 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;
●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 85 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon Step-Up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”).  The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or
●	The date the Contract Value is zero.
○
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a Step-Up.

This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:
●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, 200% GWB Adjustment, , 400% GWB Adjustment, or GMWB death benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select With Joint Option”).

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner's spouse regardless of the performance of the underlying investment options.  This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The following description of this GMWB is supplemented by the examples in Appendix E, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 8 for the bonus, example 11 for the guaranteed withdrawal balance adjustment and example 12 for transfer of assets.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;
The For Life Guarantee becomes effective when this GMWB is added to the Contract.
So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.
Or
●
If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB depends on when this GMWB is added to the Contract (as explained below).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary.  The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary.  This GMWB may also be terminated by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added	The GWB equals initial premium net of any applicable premium taxes.
to the Contract on the Issue Date –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Anniversary –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.
PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus	The GWB is recalculated, equaling the greater of:
all prior withdrawals in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA or RMD, as applicable –	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal (see below), Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 25.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 332 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  If the age at election of either Covered Life's falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

200% Guaranteed Withdrawal Balance Adjustment.  (If this GMWB was added to your Contract before September 28, 2009, this endorsement provision was referred to as the “Guaranteed Withdrawal Balance Adjustment" and the "GWB Adjustment".)  If no withdrawals are taken from the Contract on or prior to the 200% GWB Adjustment Date (as defined below), then you will receive a 200% GWB adjustment.

The 200% GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The 200% GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the 200% GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

If no partial withdrawals are taken on or prior to the 200% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 200% GWB adjustment.  No adjustments are made to the Bonus Base or the GMWB Death Benefit.  Once the GWB is re-set, this 200% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 200% GWB Adjustment Date, this 200% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix E for an illustration of this 200% GWB adjustment provision.)

400 % Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after September 28, 2009 and no withdrawals are taken from the Contract on or prior to the 400% GWB Adjustment Date (as defined below), then you will receive a 400% GWB adjustment.

The 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement.  The 400% GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the 400% GWB adjustment is equal to 400% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus 400% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

If no partial withdrawals are taken on or prior to the 400% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 400% GWB adjustment.  No adjustments are made to the Bonus Base or the GMWB Death Benefit.  Once the GWB is re-set, this 400% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 400% GWB Adjustment Date, this 400% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix E for an illustration of a GWB adjustment provision.)

PLEASE NOTE: If either Covered Life is 76 years old or older when this GMWB is purchased, the 400% GWB Adjustment will be of no benefit.  Since the 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement, and since the Latest Income Date (on which all benefits under this GMWB terminate) for this annuity Contract is the date on which the Owner or either joint Owner (oldest Covered Life) attains age 95, the 400% GWB Adjustment will be of no benefit to you unless both Covered Lives are 75 years old or younger when you purchase this GMWB.

Premiums.

With each subsequent premium payment on the	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
● The GAWA prior to Step-Up

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.  When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater of	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before September 28, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86% (1.50% if this endorsement is added to the Contract before September 28, 2009).  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that, if this endorsement is added to the Contract on or after September 28, 2009, election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision (together with the GWB bonus provision, if this endorsement is added to the Contract on or after September 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

GMWB Death Benefit.  Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit.  On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB.  With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5 million.

Partial withdrawals will affect the GMWB death benefit as follows:

When a withdrawal, plus all	The GMWB death benefit is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or	●	The GMWB death benefit before the withdrawal less the withdrawal; Or
RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The GMWB death benefit is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GMWB death benefit is not adjusted upon Step-Up, the application of any bonus, or the application of a GWB adjustment.  The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Anniversary Value Death Benefit, etc.).  The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

Transfer of Assets.  This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix G .  The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees.  By electing this GMWB, you are giving control to us of all or a portion of your Contract Value.  By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account.  Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value.  Transfers from Fixed Account Options will be subject to an Excess Interest Adjustment, if applicable.  There is no Excess Interest Adjustment on transfers from the GMWB Fixed Account.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options will occur when your Contract Value declines due to withdrawals or negative investment returns.  However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix G for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits).  In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of a GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000.  Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor.  Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary.  Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account.  If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000).  Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%).  Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer.  That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account.  After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix E.  Please also see the Transfer of Assets Methodology in Appendix G , which contains the non-discretionary formulas.

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly your entire Contract Value – may be transferred to the GMWB Fixed Account.  It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Options.  If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA.  If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Options according to your most recent allocation instructions on file with us.  The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year.  No adjustment will be made to the GWB, GAWA, 200% GWB Adjustment, 400% GWB Adjustment, GMWB death benefit or Bonus Base as a result of these transfers.  You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change.  However, we reserve the right to change the formulas for Contracts issued in the future.

Guaranteed Minimum Withdrawal Benefit Fixed Account.  A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas.  You may not allocate additional monies to the GMWB Fixed Account.  The Contract Value in the GMWB Fixed Account is credited with a specific interest rate.  The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year.  GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared.  The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards.  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions.  The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account.  There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account.  Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
For a surviving spouse who is a Covered Life, the GMWB death benefit remains in force but will not be included in the continuation adjustment.
If the surviving spouse is not a Covered Life, the GMWB death benefit is null and void and will not be included in the continuation adjustment.

○
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above.  The applicable GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.
If the surviving spouse is not a Covered Life, the GWB adjustment provisions are null and void.

○
For a surviving spouse who is a Covered Life, the Bonus provision will continue as permitted in accordance with the Bonus rules above.  The Bonus Period will continue to be based on the original effective date of the endorsement, the most recent Bonus Base Step-Up, or the youngest Covered Life's attained age, as applicable.
If the surviving spouse is not a Covered Life, the Bonus provision is null and void.

	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
The Liability factors for the transfer of assets formulas (see Appendix G ) will continue to be based on the youngest Covered Life's attained age on the effective date of the endorsement and the duration since the effective date of the GMWB endorsement.

	○	If the surviving spouse is a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

	○	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary. Such a request must be received in Good Order within 30 calendar days prior to the Contract Anniversary.
●	Continue the Contract without this GMWB (GMWB is terminated). Thereafter, no GMWB charge will be assessed.
	○	The GMWB death benefit will be included in the calculation of the Continuation Adjustment.
	○	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 331 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;
●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 85 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon Step-Up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”).  The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or
●	The date the Contract Value is zero.
○
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a Step-Up.

This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract and the surviving spouse is not a Covered Life.  If the surviving spouse is a Covered Life, spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, 200% GWB Adjustment, 400% GWB Adjustment, or GMWB death benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (“Jackson Select”).

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

The following description of this GMWB is supplemented by the examples in Appendix F , particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 8 for the B onus, example 11 for the GWB A djustment and example 12 for transfer of assets.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described elsewhere in this prospectus.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective when this GMWB is added to the Contract.
So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.
Or
●
If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals (as explained below).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date.  The Owner may terminate this GMWB on any Contract Anniversary but a request for termination and any election of a new GMWB, as may be made available, must be received in writing in Good Order within 30 calendar days prior to the Contract Anniversary.  This GMWB may also be terminated by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  This GMWB is not currently available to add to a Contract after the Contract Issue Date.   It may be made available in the future on any Contract Anniversary.  This GMWB is also not available on a Contract that has another GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB), or the Guaranteed Minimum Accumulation Benefit (GMAB).   Subject to availability, this GMWB may be elected after the GMAB has terminated.  Availability of this GMWB may be subject to further limitation.

We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity , to another legal entity or the Annuitant , provided these changes are not taxable events under the Code .   For Contracts purchased in the state of  Oregon , other  ownership changes may be permitted, however any ownership change not  specifically described above as a permitted change, will result in termination of the GMWB.   Otherwise, changes of Owner are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB is determined on the Contract Issue Date, and the GAWA derives from the GWB.

On the Contract Issue Date –	The GWB equals initial premium net of any applicable premium taxes , plus (for GMWBs issued on or after October 11, 2010 ) any Contract Enhancement. .
Election After Issue, subject to availability −
The GWB equals   the Contract Value.
The endorsement will be effective on the Contract Anniversary following receipt of the request in Good Order.
Requests must be received within the 30 calendar days prior to the Contract Anniversary.
The GAWA is determined based on the Owner's (or oldest joint Owner's) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Issue Date , or the effective date of the endorsement .

Contract Enhancements and the corresponding recapture charges were not included in the calculation of the GWB when this GMWB was added to the Contract on the Issue Date for Contracts issued prior to October 11, 2010 .  This is why premium (net of any applicable premium taxes) is used under those Contracts to calculate the GWB when this GMWB was added to the Contract on the Issue Date.  Th is result ed in a GWB that was less than Contract Value when this GMWB was added to the Contract.  (See Example 1 in Appendix F .)    Under the calculation of the GWB for Contracts issued on or after October 11, 2010, Contract Enhancements are reflected in the GWB at issue, and as part of Contract Value after issue.  Potential recapture charges are not reflected either at issue or after issue in the GWB calculation.

The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's (or any joint Owner's) death, the For Life Guarantee is void.  However, this GMWB may be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  ( E lsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix F supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less than or equal to	●	The GWB before the withdrawal less the withdrawal; Or
the greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable , so long as the For Life Guarantee is in effect .  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix F ).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal (see below), Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, asset allocation fees, recapture charges and other charges or adjustments.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 332 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix F , particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

200 % Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the 200% GWB Adjustment Date (as defined below), then you will receive a 200% GWB adjustment.

The 200% GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The 200% GWB adjustment is determined as follows if this GMWB is issued   on or after October 11, 2010 :

●	On the effective date of this endorsement, the 200% GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

● ●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus 200% of the sum of i) the premium payment, net of any applicable premium taxes, and ii) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix F .)

With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix F .)

  If this GMWB was issued prior to October 11, 2010 , the Contract Enhancements are not included in the computation of the 200% GWB Adjustment.

If no partial withdrawals are taken on or prior to the 200% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 200% GWB adjustment.  No adjustments are made to the Bonus Base , the Benefit Determination Baseline, or the GMWB Death Benefit.  Once the GWB is re-set, this 200% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 200% GWB Adjustment Date, this 200% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix F for an illustration of this 200% GWB adjustment provision.)

400 % Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the 400% GWB Adjustment Date (as defined below), then you will receive a 400% GWB adjustment.

The 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement.  The 400% GWB adjustment is determined as follows if this GMWB is issued on or after October 11, 2010 :

●	On the effective date of this endorsement, the 400% GWB adjustment is equal to 400% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus 400% of the sum of i) amount of the premium payment, net of any applicable premium taxes, and ii) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix F .)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix F .)

If this GMWB was issued prior to October 11, 2010 , the Contract Enhancements are not included in the computation of the 400% GWB Adjustment.

If no partial withdrawals are taken on or prior to the 400% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 400% GWB adjustment.  No adjustments are made to the Bonus Base , the Benefit Determination Baseline, or the GMWB Death Benefit.  Once the GWB is re-set, this 400% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 400% GWB Adjustment Date, this 400% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix F for an illustration of a 400% GWB adjustment provision.)

PLEASE NOTE: If you purchase this GMWB when you are 76 years old or older, you will be ineligible for the 400% GWB Adjustment.  Since the 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement, and since the Latest Income Date (on which all benefits under this GMWB terminate) for this annuity Contract is the date on which the Owner attains age 95, the 400% GWB Adjustment will be of no benefit to you unless you are 75 years old or younger when you purchase this GMWB.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes , plus (for GMWBs issued on or after October 11, 2010 ) any Contract Enhancement .
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
For GMWBs issued on or after October 11, 2010 , t he GAWA percentage multiplied by the sum of i) the subsequent premium payment net of any applicable premium taxes , and ii) any Contract Enhancement; For GMWBs issued  issue before October 11, 2010 , the GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes;   Or

● The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix F to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).   The manner in which the highest quarterly Contract Value is determined is discussed in detail further below.  (See Examples 6 and 7 in Exhibit F.)

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

If this GMWB was added to your Contract on or after October 11, 2010 , then, in addition to the above-described increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  Whether there will be any such increase in the GAWA percentage will depend on a value called the Benefit Determination Baseline (BDB).

The initial BDB equals (a) the initial premium, net of any applicable premium taxes, plus any Contract Enhancement, if this GMWB is elected at Contract issue or (b) the Contract Value on the Contract Anniversary on which the GMWB is effective, if elected after Contract issue (subject to availability).  In the event that the highest quarterly Contract Value is greater than the BDB on a Contract Anniversary, the BDB is increased to equal that highest quarterly Contract Value.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium, net of any applicable premium taxes, plus any Contract Enhancement.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more   than $5 million.

Upon Step-Up under a GMWB issued on or after October 11, 2010 , if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the attained age of the Owner (or oldest joint Owner).  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

If the highest quarterly Contract Value is not greater than the BDB prior to a Step-Up, the BDB does not change, and the GAWA percentage also remains unchanged regardless of whether an age band has been crossed.

With a Step-Up under a GMWB issued on or after October 11, 2010 –
In addition to any increase in the GWB described above, if the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA   percentage is recalculated based on the attained age of the Owner:

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon Step-Ups following Spousal Continuation.

If the GAWA percentage is reset as discussed above, the GAWA will be set to equal the greater of (a) the new GAWA percentage times the then current GWB (as adjusted by any increase therein that occurs pursuant to the same Step-Up) or (b) the GAWA as in effect prior to the Step-Up.

Regardless of when a GMWB is issued, t he highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, plus any Contract Enhancement in the case of a GMWB issued on or after October 11, 2010   adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.  When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon Step-Up on or after the 2 nd   Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to a maximum charge of 2.04% (5 th Contract Anniversary if this endorsement was added before October 11, 2010, subject to a maximum charge of 1.74%).   You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic S tep- U ps of the GWB .  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic S tep- U ps will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic S tep- U ps will prevent an increase in the charge, discontinuing S tep- U ps and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA ; so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order , and any reinstatement of the GWB bonus provision will not reinstate any bonuses that would have been credited during the period when they were discontinued .

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum.  Therefore, it is still possible for the GAWA percentage under a GMWB issued on or after October 11, 2010 to increase even when the GWB has hit its $5 million maximum, because automatic Step-Ups of the BDB would continue to occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the new GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

GMWB Death Benefit.  Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit.  On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB.  With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement for GMWBs issued on or after October 11, 2010 , subject to a maximum of $5 million.

Partial withdrawals will affect the GMWB death benefit as follows:

When a withdrawal, plus all	The GMWB death benefit is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater	●	The GMWB death benefit before the withdrawal less the withdrawal; Or
of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The GMWB death benefit is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GMWB death benefit is not adjusted upon Step-Up, the application of any bonus, or the application of a GWB adjustment.  The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Quarterly Anniversary Value Death Benefit, etc.).  The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

Transfer of Assets.  This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Option and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix G .  The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees.  By electing this GMWB, you are giving control to us of almost all or a portion of your Contract Value.  By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Option and the GMWB Fixed Account.  Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value. Please be aware, however, that the 3, 5 and 7-year Fixed Account Option are not available on Contracts that elect this benefit.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option will occur when your Contract Value declines due to withdrawals or negative investment returns.  However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix G for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits).  In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of a GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000.  Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor.  Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary.  Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account.  If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000).  Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%).  Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer.  That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account.  After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

If any transfer indicated by the above procedure would result in the GMWB Fixed Account Value exceeding 90% of the Contract Value, then the actual transfer will be such that exactly 90% of the Contract Value is allocated to the GMWB Fixed Account.  Otherwise, the indicated transfer will be the actual transfer.  For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix F .  Please also see the Transfer of Assets Methodology in Appendix G , which contains the non-discretionary formulas , including how the annuity factor will vary for some endorsements issued on or after October 11, 2010 .

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly 90% of your entire Contract Value – may be transferred to the GMWB Fixed Account.  It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Option.  If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA.  If you are uncomfortable with the possibility of some or almost all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Option according to your most recent allocation instructions on file with us.  The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year.  No adjustment will be made to the GWB, GAWA, BDB, 200% GWB Adjustment, 400% GWB Adjustment, GMWB death benefit or Bonus Base as a result of these transfers.  You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change.  However, we reserve the right to change the formulas for Contracts issued in the future.

Guaranteed Minimum Withdrawal Benefit Fixed Account.  A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas.  You may not allocate additional monies to the GMWB Fixed Account.  The Contract Value in the GMWB Fixed Account is credited with a specific interest rate.  The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year.  GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared.  The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than the Fixed Account minimum interest rate applicable to the Contract, as discussed under “THE FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT” beginning on page 25.  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions.  The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account.  There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account.  Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○	Upon the Owner's death, the For Life Guarantee is void.
○	Only the GWB is payable while there is value to it (until depleted).
○	The GMWB death benefit is void and will not be included in the continuation adjustment.
○	The GWB adjustment provisions are void.
○	The Bonus provision is void.
○
Step-Ups will continue as permitted; otherwise, the above rules for Step-Ups apply , except that no new GAWA percentage will be determined as a result of any Step-Up subsequent to spousal continuation .

○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○	The Liability factors for the transfer of assets formulas (see Appendix G ) will continue to be based on the duration since the effective date of the GMWB endorsement.
○	If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.
○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

○	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary.

●	Continue the Contract without this GMWB (GMWB is terminated). Thereafter, no GMWB charge will be assessed.

○	The GMWB death benefit will be included in the calculation of the Continuation Adjustment.
○	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current premium allocation for the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 331 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;
●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current premium allocation for the Contract.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 86   for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix F , particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 8% ( 7% if this GMWB was added before October 11, 2010 ) and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes plus (for a GMWB issued on or after October 11, 2010 ) any Contract Enhancement .
●	With any Step-Up (if the GWB increases upon Step-Up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”).  The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or
●	The date the Contract Value is zero.
○
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a Step-Up.   Such a restart, however, will not reinstate any bonus that would have been credited on any date that was not within a Bonus Period.

This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 8% ( 7% if this endorsement was added before October 11, 2010 ) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, BDB, 200% GWB Adjustment, 400% GWB Adjustment, or GMWB death benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (“Jackson Select With Joint Option”).

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner's spouse regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

The following description of this GMWB is supplemented by the examples in Appendix F , particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 8 for the B onus, example 11 for the GWB A djustment and example 12 for transfer of assets.

Except as otherwise discussed below, t he election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”   In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners and joint Annuitants.  In these cases the spouses are the Covered Lives , and the For Life Guarantee is based on the Annuitant's life who dies last.   We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit, or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity;  however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed.  For Contracts purchased in the state of  Oregon , other  ownership changes may be permitted, however any ownership change not  specifically described above as a permitted change, will result in termination of the GMWB.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

The GMWB is also available on a limited basis under Qualified Custodial Account Contracts, pursuant to which the Annuitant and a Contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives.  The only changes in these arrangements that we permit are that (i) the custodial owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the Contingent Annuitant is designated as the primary (spousal) Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;
The For Life Guarantee becomes effective when this GMWB is added to the Contract.
So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.
Or
●
If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals (as explained below).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date.  The Owner may terminate this GMWB on any Contract Anniversary but a request for termination and any election of a new GMAB as may be made available, must be received in writing in Good Order within 30 calendar days prior to the Contract Anniversary.  This GMWB may also be terminated by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

This GMWB is not currently available to add to a Contract after the Contract Issue Date.   It may be made available in the future on any Contract Anniversary.   Availability of this GMWB may be subject to further limitation.   This GMWB is not available on a Contract that has another GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB), or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB is determined on the Contract Issue Date, and the GAWA derives from the GWB.

On the Contract Issue Date – Election After Issue, subject to availability ─	The GWB equals initial premium net of any applicable premium taxes , plus (for GMWBs issued on or after October 11, 2010 ) any Contract Enhancement . The GWB equals the Contract Value.
The endorsement will be effective on the Contract Anniversary following receipt of the request in Good Order. Requests must be received within the 30 calendar days prior to the Contract Anniversary.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Issue Date , or the effective date of the endorsement .

Contract Enhancements and the corresponding recapture charges were not included in the calculation of the GWB when this GMWB was added to the Contract on the Issue Date   prior to October 11, 2010 .  This is why premium (net of any applicable premium taxes) is used under those Contracts to calculate the GWB when this GMWB was added to the Contract on the Issue Date.  Th is result ed i n a GWB that was less than Contract Value when this GMWB was added to the Contract.  (See Example 1 in Appendix F .)   Under the calculation of the GWB for Contracts issued after October 11, 2010, Contract Enhancements are reflected in the GWB at issue, and as part of Contract Value after issue.  Potential recapture charges are not reflected either at issue or after issue in the GWB calculation.

The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's (or either joint Owner's) death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix F and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix F supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater	●	The GWB before the withdrawal less the withdrawal; Or
of the GAWA or RMD, as applicable –	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable , so long as the For Life Guarantee is in effect .  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix F ).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal (see below), Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, asset allocation fees, recapture charges and other charges or adjustments.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 332 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  If the age at election of either Covered Life's falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2),  you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix F , particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

200% Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the 200% GWB Adjustment Date (as defined below), then you will receive a 200% GWB adjustment.

The 200% GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday,
Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The 200% GWB adjustment is determined as follows if this GMWB is issued on or after October 11, 2010 :

●	On the effective date of this endorsement, the 200% GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus 200% of the sum of i) the premium payment, net of any applicable premium taxes, and ii) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix F .)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix F .)

If this GMWB was issued prior to October 11, 2010 , the Contract Enhancements are not included in the computation of the 200% GWB Adjustment.

If no partial withdrawals are taken on or prior to the 200% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 200% GWB adjustment.  No adjustments are made to the Bonus Base , the Benefit Determination Baseline, or the GMWB Death Benefit.  Once the GWB is re-set, this 200% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 200% GWB Adjustment Date, this 200% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix F for an illustration of this 200% GWB adjustment provision.)

400 % Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the 400% GWB Adjustment Date (as defined below), then you will receive a 400% GWB adjustment.

The 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement.  The 400% GWB adjustment is determined as follows if this GMWB is issued on or after October 11, 2010 :

●	On the effective date of this endorsement, the 400% GWB adjustment is equal to 400% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus 400% of the sum of i) the premium payment, net of any applicable premium taxes, and ii) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix F .)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix F .)

If this GMWB was issued prior to October 11, 2010 , the Contract Enhancements are not included in the computation of the 400% GWB Adjustment.

If no partial withdrawals are taken on or prior to the 400% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 400% GWB adjustment.  No adjustments are made to the Bonus Base , the Benefit Determination Baseline, or the GMWB Death Benefit.  Once the GWB is re-set, this 400% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 400% GWB Adjustment Date, this 400% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix F for an illustration of a GWB adjustment provision.)

PLEASE NOTE: If either Covered Life is 76 years old or older when this GMWB is purchased, the 400% GWB Adjustment will be of no benefit.  Since the 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement, and since the Latest Income Date (on which all benefits under this GMWB terminate) for this annuity Contract is the date on which the Owner or either joint Owner (oldest Covered Life) attains age 95, the 400% GWB Adjustment will be of no benefit to you unless both Covered Lives are 75 years old or younger when you purchase this GMWB.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes plus (for GMWBs issued on or after October 11, 2010 ) any Contract Enhancement .
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
For GMWBs issued on or after October 11, 2010 , t he GAWA percentage multiplied by the sum of i) the subsequent premium payment net of any applicable premium taxes , and ii) any Contract Enhancement ; For GMWBs issued before October 11, 2010 , the GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

● The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix F to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).   The manner in which the highest quarterly Contract Value is determined is discussed in detail further below.  (See Examples 6 and 7 in Exhibit F.)

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

If this GMWB was added to your Contract on or after October 11, 2010 , then, in addition to the above-described increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  Whether there will be any such increase in the GAWA percentage will depend on a value called the Benefit Determination Baseline (BDB).

The initial BDB equals (a) the initial premium net of any applicable premium taxes, plus any Contract Enhancement, if this GMWB is elected at Contract issue or (b) the Contract Value on the Contract Anniversary on which the GMWB is effective, if elected after Contract issue.  In the event that the highest quarterly Contract Value is greater than the BDB on a Contract Anniversary, the BDB is increased to equal that highest quarterly Contract Value.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes, plus any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more   than $5 million.

Upon Step-Up under a GMWB issued after October 11, 2010 , if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life’s attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on that person's attained age of 76, resulting in a new GAWA percentage of 6%.

If the highest quarterly Contract Value is not greater than the BDB prior to a  Step-Up, the BDB does not change, and the GAWA percentage also remains unchanged regardless of whether an age band has been crossed.

With a Step-Up under a GMWB issued on or after October 11, 2010 –
In addition to any increase in the GWB described above, if the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA   percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon Step-Ups following Spousal Continuation if the spouse electing such continuation is not a Covered Life.

If the GAWA percentage is reset as discussed above, the GAWA will be set to equal the greater of (a) the new GAWA percentage times the then current GWB (as adjusted by any increase therein that occurs pursuant to the same Step-Up) or (b) the GAWA as in effect prior to the Step-Up.

Regardless of when a GMWB is issued, t he highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, plus (in the case of a GMWB issued on or after October 11, 2010 ) any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.  When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon Step-Up on or after the 2 nd   Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 2.64% (5th Contract Anniversary if this endorsement was  added before October 11, 2010, subject to a maximum charge of 2.10% ) .  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic S tep- U ps of the GWB .  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic S tep- U ps will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic S tep- U ps will prevent an increase in charge, discontinuing S tep- U ps and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA ; so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order , and any reinstatement of the GWB bonus provision will not reinstate any bonuses that would have been credited during the period when they were discontinued .

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum.  Therefore, it is still possible for the GAWA percentage under a GMWB issued on or after October 11, 2010 to increase even when the GWB has hit its $5 million maximum, because automatic Step-Ups of the BDB would continue to occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the new GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

GMWB Death Benefit.  Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit.  On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB.  With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement for GMWBs issued on or after October 11, 2010 , subject to a maximum of $5 million.

Partial withdrawals will affect the GMWB death benefit as follows:

When a withdrawal, plus all	The GMWB death benefit is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA	●	The GMWB death benefit before the withdrawal less the withdrawal; Or
or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The GMWB death benefit is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GMWB death benefit is not adjusted upon Step-Up, the application of any bonus, or the application of a GWB adjustment.  The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Quarterly Anniversary Value Death Benefit, etc.).  The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

Transfer of Assets.  This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Option and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix G .  The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees.  By electing this GMWB, you are giving control to us of almost all or a portion of your Contract Value.  By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Option and the GMWB Fixed Account.  Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value.  Please be aware, however, that the 3, 5 and 7-year Fixed Account Option are not available on Contracts that elect this benefit.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option will occur when your Contract Value declines due to withdrawals or negative investment returns.  However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix G for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits).  In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of a GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option.
For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000.  Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor.  Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary.  Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account.  If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000).  Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%).  Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer.  That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account.  After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

If any transfer indicated by the above procedure would result in the GMWB Fixed Account Value exceeding 90% of the Contract Value, then the actual transfer will be such that exactly 90% of the Contract Value is allocated to the GMWB Fixed Account.  Otherwise, the indicated transfer will be the actual transfer.  For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix F .  Please also see the Transfer of Assets Methodology in Appendix G , which contains the non-discretionary formulas , including how the annuity factor will vary for some endorsements issued on or after October 11, 2010 .

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly 90% of your entire Contract Value – may be transferred to the GMWB Fixed Account.  It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Option.  If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA.  If you are uncomfortable with the possibility of some or almost all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Option according to your most recent allocation instructions on file with us.  The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year.  No adjustment will be made to the GWB, GAWA, 200% GWB Adjustment, 400% GWB Adjustment, GMWB death benefit or Bonus Base as a result of these transfers.  You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change.  However, we reserve the right to change the formulas for Contracts issued in the future.

Guaranteed Minimum Withdrawal Benefit Fixed Account.  A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas.  You may not allocate additional monies to the GMWB Fixed Account.  The Contract Value in the GMWB Fixed Account is credited with a specific interest rate.  The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year.  GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared.  The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than the Fixed Account minimum interest rate applicable to the Contract, as discussed under “THE FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT” beginning on page 25.  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions.  The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account.  There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account.  Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
For a surviving spouse who is a Covered Life, the GMWB death benefit remains in force but will not be included in the continuation adjustment.
If the surviving spouse is not a Covered Life, the GMWB death benefit is null and void and will not be included in the continuation adjustment.

○
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the C ontinuation D ate then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above.  The applicable GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.
If the surviving spouse is not a Covered Life, the GWB adjustment provisions are null and void.

○
For a surviving spouse who is a Covered Life, the Bonus provision will continue as permitted in accordance with the Bonus rules below .  The Bonus Period will continue to be based on the original effective date of the endorsement, the most recent Bonus Base Step-Up, or the youngest Covered Life's attained age, as applicable.
If the surviving spouse is not a Covered Life, the Bonus provision is null and void.

○
Step-Ups of GWB will continue as permitted in accordance with the Step-Up rules above.
New GAWA percentages will continue to be determined in accordance with the Step-Up rules above if the continuing spouse is a Covered Life.  No such new GAWA percentages will be determined subsequent to continuation by a spouse who is not a Covered Life.

	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
The Liability factors for the transfer of assets formulas (see Appendix G ) will continue to be based on the youngest Covered Life’s attained age on the effective date of the endorsement and the duration since the effective date of the GMWB endorsement.

○
If the surviving spouse is a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the date the percentage is determined.  We do not require this determination to be made at the time of continuation.

○
If the surviving spouse is not a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the C ontinuation D ate.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

	○	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary. Such a request must be received in Good Order within 30 calendar days prior to the Contract Anniversary.
●	Continue the Contract without this GMWB (GMWB is terminated). Thereafter, no GMWB charge will be assessed.
	○	The GMWB death benefit will be included in the calculation of the Continuation Adjustment.
	○	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current premium allocation for the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 331 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;
●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current premium allocation for the Contract.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 85 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix F , particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 8% ( 7% if this endorsement was added before October 11, 2010 ) and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes , plus (for a GMWB issued on or after October 11, 2010 ) any Contract Enhancement) .
●	With any Step-Up (if the GWB increases upon Step-Up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”).  The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or
●	The date the Contract Value is zero.
○
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a Step-Up. Such a restart, however, will not reinstate any bonus that would have been credited on any date that was not within a Bonus Period.

This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract and the surviving spouse is not a Covered Life.  If the surviving spouse is a Covered Life, spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 8% ( 7% if this endorsement was added before October 11, 2010 ) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, BDB, 200% GWB Adjustment, 400% GWB Adjustment, or GMWB death benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”).

This is a new Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options, subject to the conditions described below.  This benefit may be appropriate for those individuals who are looking for a number of features, within a GMWB, that may offer a higher level of guarantee and who are seeking greater access to earnings to provide more income when the Contract performs well, without negatively impacting the guarantees.  By allowing the Owner to add earnings to the amount of otherwise permissible withdrawals, referred to below as the Earnings-Sensitive Adjustment, he or she has the potential to take greater withdrawals and to receive the same after-tax withdrawal amount every Contract Year (assuming a 40% tax rate).

The following descriptions of this GMWB's features are supplemented by a basic example below and the examples in Appendix E.  The examples in Appendix E are generally relevant to all GMWBs.  Example 13 is specifically relevant to this LifeGuard Freedom 6 Net GMWB.  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.  Please consult the representative who is helping you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB guarantees withdrawals during the Contract's accumulation phase (i.e., before the Income Date), subject to the following:

●	This guarantee lasts for the duration of the Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the single Owner or the first Owner to die if there are joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.
If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.)  Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.  Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

●
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of death of the Owner (or any joint Owner) or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the Owner's death, a spousal Beneficiary may continue this GMWB endorsement under spousal continuation.  In that event, the GWB is payable until depleted.  (Please see the “Spousal Continuation” subsection below for more information.)  If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the Owner's death may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) or, for certain tax-qualified Contracts, the required minimum distribution (RMD), plus the Earnings-Sensitive Adjustments during a Contract Year, if any.  The withdrawals that exceed the limit are referred to as "Excess Withdrawals", as further described below, while those that do not exceed the limit are referred to as “permissible withdrawals” or “permissible amounts.”

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  This GMWB is not currently available to add to a Contract after the Contract Issue Date.  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

Election.  The GWB is determined on the Contract Issue Date, and the GAWA derives from the GWB.

On the Contract Issue Date –	The GWB equals initial premium net of any applicable premium taxes.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB.  The result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1a in Appendix E.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or, for certain tax-qualified Contracts only, the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.  The tables below clarify what happens in either instance.  (Example 13 in Appendix E demonstrates how withdrawals affect this GMWB's guaranteed values).  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

(RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.  For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA plus the Earnings-Sensitive Adjustments during that Contract Year, if any, to meet the Contract's RMD (when the RMD is higher than the GAWA) without compromising the endorsement's guarantees. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.)

When a withdrawal, plus all prior withdrawals in the	The GWB is recalculated, equaling the greater of:
current Contract Year, is less than or equal to the greater of the GAWA	●	The GWB before the withdrawal less the withdrawal; Or
or RMD, plus the Earnings- Sensitive Adjustments	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, all at once or throughout the Contract Year.

Withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 13c in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, plus the Earnings- Sensitive Adjustments	●
The GWB prior to the withdrawal, first reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

during that Contract Year, if any –	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current withdrawal, or

●
The amount by which the cumulative withdrawals for the current Contract Year (including the current withdrawal) exceeds the greater of the GAWA or the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.

How the Earnings-Sensitive Adjustment works:  As previously stated, the Earnings-Sensitive Adjustment is an amount that the Owner may be allowed to withdraw each Contract Year in addition to the GAWA while keeping the guarantees of this GMWB fully effective.  An Earnings-Sensitive Adjustment calculation is done for each withdrawal taken and the amount, if any, depends on the withdrawal amount and the GMWB Earnings at the time of the withdrawal.  A withdrawal under the Contract that includes an Earnings-Sensitive Adjustment will reduce Contract Value and other values in the same manner as any other withdrawal.

When determining the amount of permissible withdrawals, the formula for this GMWB takes into account two additional factors in computing the Earnings-Sensitive Adjustment (the additional permissible amount attributable to earnings) after all the other standard values such as the GAWA and GWB used in all GMWB endorsements are determined.  The Guaranteed Withdrawal Balance Adjustment is also determined in the same manner without any special computational factors.  Thus, this GMWB is similar to all other GMWBs except with regard to calculating the amount of permissible withdrawals.

The first concept used is the Maximum Eligible Withdrawal Amount Remaining (MEWAR), which is the maximum withdrawal amount (before the application of any Earnings-Sensitive Adjustment) that is eligible for the Earnings-Sensitive Adjustment at a given time.  At any time, the MEWAR is the greater of:

1.	Zero; or

2.	The amount equal to:

a.	the amount of previous Earnings-Sensitive Adjustments in the current Contract Year; plus,

b.	the greater of the GAWA or the RMD; less

c.	all withdrawals previously made in the current Contract Year, including Earnings-Sensitive Adjustments.

The second concept relates to determining what the eligible earnings (GMWB Earnings) were. This involves a calculation that provides that at any time, GMWB Earnings are the greater of:

1.	Zero; or

2.	The Contract Value minus the GMWB Earnings Determination Baseline.
The GMWB Earnings Determination Baseline is determined as follows:  On the Contract's Issue Date, the GMWB Earnings Determination Baseline is equal to the premium, net of any applicable premium taxes.

With each subsequent premium received after the Contract Issue Date, the GMWB Earnings Determination Baseline is recalculated to equal the GMWB Earnings Determination Baseline prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes.

With each withdrawal, the GMWB Earnings Determination Baseline is recalculated to equal the greater of:

1.	Zero; or

2.	GMWB Earnings Determination Baseline prior to the withdrawal less the greater of:

a. the withdrawal amount less the GMWB Earnings at the time of the withdrawal; or

b. zero.

In determining the GMWB Earnings and the GMWB Earnings Determination Baseline, the formulas utilize the greater of zero, which serves to limit negative earnings results from affecting the calculations.

Withdrawals exceeding the permissible amount do not invalidate the For Life Guarantee if the Contract Value remains greater than zero, but cause the GWB and GAWA to be recalculated.

Earnings-Sensitive Adjustment as applied:

If the For Life Guarantee is in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of the withdrawal; or

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment.

If the For Life Guarantee is not in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of withdrawal;

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment; or

3. The greater of:

a.	zero; or

b.	the GWB less the MEWAR.

Example:  For an example of a contract that makes basic simple assumptions to show how this Earnings-Sensitive Adjustment provision and its various components (i.e., GMWB Earnings, MEWAR, GMWB Earnings Determination Baseline, etc.) work, assume that you request the maximum permissible withdrawal, including an Earnings Sensitive Adjustment, if any.  At the time of your withdrawal request, also assume that:

• You are age 65	• You have a non-qualified Contract (so there is no applicable RMD)
• Your initial premium payment was $100,000	• You have not made any additional premium payments or any
• The For Life Guarantee is in effect	withdrawals in the prior Contract Years or the current Contract Year
• Your GWB is $100,000	• Your GAWA percentage is 5%
• Your GAWA is $5,000	• Your Contract Value is $108,000

Your GMWB Earnings Determination Baseline prior to the withdrawal is equal to your initial sole premium payment of  $100,000.  Since you have not taken other withdrawals and, therefore, there have been no previous Earnings-Sensitive Adjustments during the current Contract Year, the MEWAR is $5,000 (which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year ($0) plus the GAWA ($5,000) less all partial withdrawals thus far in the current Contract year ($0)) ($0 + $5,000 - $0 = $5,000).  As there have been no previous withdrawals taken in the current Contract Year, the MEWAR in this example equals the GAWA.

Your GMWB Earnings in this example are equal to $8,000, which is the greater of: zero, or your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).  The Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two amounts: $3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200); and $3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).  The total withdrawal amount requested in this example, therefore, is $8,200, which is the GAWA plus the Earnings-Sensitive Adjustment ($5,000 + $3,200 = $8,200).

Going forward adjustments are made to your various GMWB values and demonstrated by using the same assumptions as this example. Your Contract Value after the withdrawal is equal to $99,800, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $8,200 = $99,800).  Your GMWB Earnings Determination Baseline after the withdrawal is also equal to $99,800, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the greater of: the withdrawal amount in excess of the GMWB Earnings ($8,200 - $8,000 = $200), or zero.  Your MEWAR after the withdrawal is equal to $0, which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $8,200 = 0).  Your GWB after the withdrawal is equal to $91,800, which is the GWB before the withdrawal less the total withdrawal ($100,000 - $8,200 = $91,800).

Since the total withdrawals for the year do not exceed the GAWA ($5,000) plus the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200), no proportional reduction applies to your GWB for this withdrawal.  In addition, since the total withdrawals for the year do not exceed the GAWA ($5,000) plus the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200), your GAWA is unchanged after the withdrawal.

For more examples showing how the Earnings-Sensitive Adjustment provision works, including an example involving an Excess Withdrawal, please see Example 13 in Appendix E.

More on Withdrawals:  Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 25.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 332 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.
RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of this GMWB.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, that there are no withdrawals other than as described, and that the Earnings-Sensitive Adjustment equals zero.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).  If you do elect to take your RMDs for the current and next calendar years during the same Contract Year, the Earnings-Sensitive Adjustment will be calculated using the amount of the RMD for the calendar year in which the withdrawal is taken, if that RMD amount is greater than the GAWA.

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , for purposes of determining the Earnings-Sensitive Adjustment, the MEWAR will be calculated using the amount of the 2011 RMD.

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or Excess Withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

If no withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base, the GMWB Earnings Determination Baseline or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix E for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).   (See Examples 6 and 7 in Exhibit E.)

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 2.10%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  The For Life Guarantee will remain in effect if the Contract Value is reduced to zero by adverse investment performance or permissible withdrawals, but will terminate if reduced to zero by an Excess Withdrawal.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 331 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 85 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the Earnings-Sensitive Adjustments during that Contract Year plus the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix E for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”).

This is a new Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner's spouse regardless of the performance of the underlying investment options, subject to the conditions described below.  This benefit may be appropriate for those individuals who are looking for a number of features, within a GMWB, that may offer a higher level of guarantee and who are seeking greater access to earnings to provide more income when the Contract performs well, without negatively impacting the guarantees.  By allowing the Owner and the Owner's spouse to add earnings to the amount of otherwise permissible withdrawals, referred to below as the Earnings-Sensitive Adjustment, he or she has the potential to take greater withdrawals and to receive the same after-tax withdrawal amount every Contract Year (assuming a 40% tax rate).

The following descriptions of this GMWB's features are supplemented by a basic example below and the examples in Appendix E.  The examples in Appendix E are generally relevant to all GMWBs.  Example 13 is specifically relevant to this LifeGuard Freedom 6 Net GMWB.  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.  Please consult the representative who is helping you purchase your Contract to be sure that this GMWB ultimately suits your needs.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees withdrawals during the Contract's accumulation phase (i.e., before the Income Date), subject to the following:

●	This guarantee lasts for the duration of the life of the last surviving Covered Life (the "For Life Guarantee") if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero.  (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.)  Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.  Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

●
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of the death of the last surviving Covered Life or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the last surviving Covered Life's death, a spousal Beneficiary who is not a Covered Life may continue this GMWB endorsement under spousal continuation.  In that event, the GWB is payable until depleted.  (Please see the “Spousal Continuation” subsection below for more information.)  If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the death of the last surviving Covered Life may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) or, for certain tax-qualified Contracts, the required minimum distribution (RMD), plus the Earnings-Sensitive Adjustments during a Contract Year, if any.  The withdrawals that exceed the limit are referred to as "Excess Withdrawals", as further described below, while those that do not exceed the limit are referred to as “permissible withdrawals” or “permissible amounts.”

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

This GMWB is not currently available to add to a Contract after the Contract Issue Date.  Availability of this GMWB may be subject to further limitation.

Election.  The GWB is determined on the Contract Issue Date, and the GAWA derives from the GWB.

On the Contract Issue Date –	The GWB equals initial premium net of any applicable premium taxes.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB.  The result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or, for certain tax-qualified Contracts only, the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.  The tables below clarify what happens in either instance.  (Example 13 in Appendix E demonstrates how withdrawals affect this GMWB's guaranteed values).  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

(RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.  For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA plus the Earnings-Sensitive Adjustments during that Contract Year, if any, to meet the Contract's RMD (when the RMD is higher than the GAWA) without compromising the endorsement's guarantees.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.)

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA or RMD, plus the	●	Zero.
Earnings-Sensitive Adjustments during that Contract Year, if any –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, all at once or throughout the Contract Year.

Withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 13c in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during	●
The GWB prior to the withdrawal, first reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

that Contract Year, if any –	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current withdrawal, or

●
The amount by which the cumulative withdrawals for the current Contract Year (including the current withdrawal) exceeds the greater of the GAWA or the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.

How the Earnings-Sensitive Adjustment works:  As previously stated, the Earnings-Sensitive Adjustment is an amount that the Owner may be allowed to withdraw each Contract Year in addition to the GAWA while keeping the guarantees of this GMWB fully effective.  An Earnings-Sensitive Adjustment calculation is done for each withdrawal taken and the amount, if any, depends on the withdrawal amount and the GMWB Earnings at the time of the withdrawal.  A withdrawal under the Contract that includes an Earnings-Sensitive Adjustment will reduce Contract Value and other values in the same manner as any other withdrawal.

When determining the amount of permissible withdrawals, the formula for this GMWB takes into account two additional factors in computing the Earnings-Sensitive Adjustment (the additional permissible amount attributable to earnings) after all the other standard values such as the GAWA and GWB used in all GMWB endorsements are determined.  The Guaranteed Withdrawal Balance Adjustment is also determined in the same manner without any special computational factors.  Thus, this GMWB is similar to all other GMWBs except with regard to calculating the amount of permissible withdrawals.

The first concept used is the Maximum Eligible Withdrawal Amount Remaining (MEWAR), which is the maximum withdrawal amount (before the application of any Earnings-Sensitive Adjustment) that is eligible for the Earnings-Sensitive Adjustment at a given time.  At any time, the MEWAR is the greater of:

1.	Zero; or

2.	The amount equal to:

a.	the amount of previous Earnings-Sensitive Adjustments in the current Contract Year; plus,

b.	the greater of the GAWA or the RMD; less

c.	all withdrawals previously made in the current Contract Year, including Earnings-Sensitive Adjustments.

The second concept relates to determining what the eligible earnings (GMWB Earnings) were. This involves a calculation that provides that at any time, GMWB Earnings are the greater of:

1.	Zero; or

2.	The Contract Value minus the GMWB Earnings Determination Baseline.

The GMWB Earnings Determination Baseline is determined as follows:  On the Contract's Issue Date, the GMWB Earnings Determination Baseline is equal to the premium, net of any applicable premium taxes.

With each subsequent premium received after the Contract Issue Date, the GMWB Earnings Determination Baseline is recalculated to equal the GMWB Earnings Determination Baseline prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes.

With each withdrawal, the GMWB Earnings Determination Baseline is recalculated to equal the greater of:

1.	Zero; or

2.	GMWB Earnings Determination Baseline prior to the withdrawal less the greater of:

a. the withdrawal amount less the GMWB Earnings at the time of the withdrawal; or

b. zero.

In determining the GMWB Earnings and the GMWB Earnings Determination Baseline, the formulas utilize the greater of zero, which serves to limit negative earnings results from affecting the calculations.

Withdrawals exceeding the permissible amount do not invalidate the For Life Guarantee if the Contract Value remains greater than zero, but cause the GWB and GAWA to be recalculated.

Earnings-Sensitive Adjustment as applied:

If the For Life Guarantee is in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of the withdrawal; or

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment.

If the For Life Guarantee is not in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of withdrawal;

2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment; or

3. The greater of:

a.	zero; or

b.	the GWB less the MEWAR.

Example:  For an example of a contract that makes basic simple assumptions to show how this Earnings-Sensitive Adjustment provision and its various components (i.e., GMWB Earnings, MEWAR, GMWB Earnings Determination Baseline, etc.) work, assume that you request the maximum permissible withdrawal, including an Earnings Sensitive Adjustment, if any.  At the time of your withdrawal request, also assume that:

• You and your spouse are age 65	• You have a non-qualified Contract (so there is no applicable RMD)
• Your initial premium payment was $100,000	• You have not made any additional premium payments or any
• The For Life Guarantee is in effect	withdrawals in the prior Contract Years or the current Contract Year
• Your GWB is $100,000	• Your GAWA percentage is 5%
• Your GAWA is $5,000	• Your Contract Value is $108,000

Your GMWB Earnings Determination Baseline prior to the withdrawal is equal to your initial sole premium payment of  $100,000.  Since you have not taken other withdrawals and, therefore, there have been no previous Earnings-Sensitive Adjustments during the current Contract Year, the MEWAR is $5,000 (which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year ($0) plus the GAWA ($5,000) less all partial withdrawals thus far in the current Contract year ($0)) ($0 + $5,000 - $0 = $5,000).  As there have been no previous withdrawals taken in the current Contract Year, the MEWAR in this example equals the GAWA.

Your GMWB Earnings in this example are equal to $8,000, which is the greater of: zero, or your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).  The Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two amounts: $3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200); and $3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).  The total withdrawal amount requested in this example, therefore, is $8,200, which is the MEWAR plus the Earnings-Sensitive Adjustment ($5,000 + $3,200 = $8,200).

Going forward adjustments are made to your various GMWB values and demonstrated by using the same assumptions as this example. Your Contract Value after the withdrawal is equal to $99,800, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $8,200 = $99,800).  Your GMWB Earnings Determination Baseline after the withdrawal is also equal to $99,800, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the greater of: the withdrawal amount in excess of the GMWB Earnings ($8,200 - $8,000 = $200), or zero.  Your MEWAR after the withdrawal is equal to $0, which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $8,200 = 0).  Your GWB after the withdrawal is equal to $91,800, which is the GWB before the withdrawal less the total withdrawal ($100,000 - $8,200 = $91,800).

Since the total withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.  In addition, since the total withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

For more examples showing how the Earnings-Sensitive Adjustment provision works, including an example involving an Excess Withdrawal, please see Example 13 in Appendix E.

More on Withdrawals:  Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 25.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 332 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of this GMWB.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, that there are no withdrawals other than as described, and that the Earnings-Sensitive Adjustment equals zero.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).  If you do elect to take your RMDs for the current and next calendar years during the same Contract Year, the Earnings-Sensitive Adjustment will be calculated using the amount of the RMD for the calendar year in which the withdrawal is taken, if that RMD amount is greater than the GAWA.

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , for purposes of determining the Earnings-Sensitive Adjustment, the MEWAR will be calculated using the amount of the 2011 RMD.

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

If no withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base, the GMWB Earnings Determination Baseline or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix E for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).   (See Examples 6 and 7 in Exhibit E.)

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 3.00%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.  Please see the information beginning on page 258 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting this Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  The For Life Guarantee will remain in effect if the Contract Value is reduced to zero by adverse investment performance or permissible withdrawals, but will terminate if reduced to zero by an Excess Withdrawal.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.
If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 331 .

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 85 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the Earnings-Sensitive Adjustments during that Contract Year plus the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix E for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”). The examples in Appendix E supplement the description of this GMWB.

PLEASE NOTE:  EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”);

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
○
For Contracts to which this GMWB is added from January 17, 2006 through April 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 60 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code (IRC).  Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Anniversary –	The GAWA equals 5% of the GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include and previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the	●	The GWB before the withdrawal less the withdrawal; Or
greater of the GAWA and RMD, as	●	Zero.
applicable –	The GAWA:
	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA and RMD, as applicable.  You may withdraw the greater of the GAWA and RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA and RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA and RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the greater of the GAWA and RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the lesser of:
prior withdrawals in the current Contract Year, exceeds the greater of the	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
GAWA and RMD, as applicable –	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated because the For Life Guarantee is invalidated, equaling the lesser of:
	●	The GAWA before the withdrawal;
	●	The GWB after the withdrawal; Or
	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.

If you exceed the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA), one time with your withdrawals, then the For Life Guarantee is void and cannot be made valid again.  From then on, this GMWB guarantees withdrawals until the GWB is depleted.  Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 25.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts please see “TAXES” beginning on page 332 .

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011 , then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011 , he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011 , he should wait until the next Contract Year begins (that is after June 30, 2012 ) to take his third RMD (the 2012 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are in Appendix E, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
the Contract –	The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

●	On and after January 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.
●	For Contracts to which this GMWB was added before January 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is valid and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●	Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.
	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
○
The spousal Beneficiary is also allowed a Step-Up.  The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order.  Otherwise, the above rules for Step-Ups apply.

	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 331 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 85 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8.  The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The bonus is only available for Contracts to which this GMWB is added on and after January 17, 2006.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, or the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 5% of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”). The examples in Appendix E supplement the description of the GMWB in limited circumstances and with specific factual assumptions.

PLEASE NOTE:  EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”);

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
○
For Contracts to which this GMWB is added from January 17, 2006 through April 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 50 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is called the Guaranteed Annual Withdrawal Amount (GAWA).  Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to	The GWB equals initial premium net of any applicable premium taxes.
the Contract on the Issue Date –	The GAWA equals 4% of the GWB.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Anniversary –	The GAWA equals 4% of the GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include and previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA.  The two tables below clarify what happens in either instance.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less than or equal	●	The GWB before the withdrawal less the withdrawal; Or
to the GAWA –	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the GAWA.  You may withdraw the GAWA all at once or throughout the Contract Year.  Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year.  The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the GAWA in a Contract Year causes the GWB and the GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the GAWA in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the lesser of:
prior withdrawals in the current Contract Year, exceeds the GAWA –	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated because the For Life Guarantee is invalidated, equaling the lesser of:
	●	The GAWA before the withdrawal;
	●	The GWB after the withdrawal; Or
	●	4% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.

If you exceed the GAWA one time with your withdrawals, then the For Life Guarantee is void and cannot be made valid again.  Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 25.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts please see “TAXES” beginning on page 332 .

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
The GAWA is also recalculated, increasing by:
	●	4% of the premium net of any applicable premium taxes; Or
	●	4% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	4% of the new GWB; Or
	●	The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

●	On and after January 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.
●	For Contracts to which this GMWB was added before January 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is valid and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●	Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.
	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
○
The spousal Beneficiary is also allowed a Step-Up.  The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order.  Otherwise, the above rules for Step-Ups apply.

	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 331 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax-qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 85 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8.  The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The bonus is only available for Contracts to which this GMWB is added on and after January 17, 2006.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB was added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 5% of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 4% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.
There are examples illustrating the bonus, in varying circumstances and with specific factual assumptions, with the 5% for Life GMWB. These examples are in the Appendices.

Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (“LifeGuard Freedom Flex GMWB” and, “LifeGuard Freedom Flex with Joint Option GMWB”.

These are Guaranteed Minimum Withdrawal Benefits (GMWBs) that guarantee the withdrawal of minimum annual amounts for the duration of the life of the Owner (or, in the case of joint Owners, until the death of any joint Owner) and, if for two Covered Lives,* until the death of the Owner and the Owner’s spouse.  The amount of withdrawals that you can make will depend on how you combine the many optional features under these GMWBs, but we guarantee the minimum annual withdrawal amount regardless of the performance of the underlying investment options.

* LifeGuard Freedom Flex GMWB with Joint Option provides for coverage for the life of the Owner and Owner’s spouse (“Covered Lives”).   In the case of tax-qualified Contracts owned by a natural person, the Owner and the primary spousal Beneficiary named as of the effective date of this endorsement will each be considered a Covered Life. On non-qualified LifeGuard Freedom Flex GMWB with Joint Option Contracts owned by natural persons, the spousal joint Owners will each be considered a Covered Life.

These GMWBs permit, prior to the Issue Date of the Contract, a selection among combinations of the following optional features (Options):
•	a range of bonus percentage amounts,
•	annual or quarterly Contract Value Step-Ups (quarterly Step-Ups are applied annually based on the highest quarterly Contract Value), and
•	an optional death benefit.

Following is a summary of the available combinations of Options:

LifeGuard Freedom Flex GMWB -
Available Option Combinations

    Step-Up
Annual or Highest Quarterly                    Freedom Flex
               Bonus             Contract Value                       Death Benefit (DB)

5%                         Annual
5%                        Quarterly
6%                        Annual                                                Yes**
6%                        Quarterly
7%                        Annual
7%                        Quarterly
8%                        Annual

LifeGuard Freedom Flex with Joint Option GMWB-
Available Option Combinations

  Step-Up
Annual or Highest Quarterly
Bonus                 Contract Value

5%                         Annual
5%                        Quarterly
6%                        Annual
6%                        Quarterly
7%                  Annual

**This Guaranteed Death Benefit is only available in conjunction with the purchase of the 6% Bonus and Annual Step-Up combination of options within the LifeGuard Freedom Flex GMWB  (the “LifeGuard Freedom Flex GMWB 6% Bonus and Annual Step-Ups”).

These GMWBs may be appropriate for those individuals who are looking for a combination of Options within a GMWB that differs from the combinations of specified similar features offered by Jackson under other GMWBs.  Thus, the LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB allow the Owner (or the Owner and the Owner’s spouse), with the assistance of his or her representative, to select an available combination of Options, consistent with a variety of considerations, such as: his or her expectations of market performance; anticipated timing of subsequent premiums; needs for future guaranteed annual percentage of withdrawals; expectation of need for early or unscheduled withdrawals to fund then current living expenses and obligations; marital and family status; and tax-qualified or non-tax-qualified purpose of the investment.

Differences in the percentage of a Bonus Option or differences in the method of computing Contract Value for purposes of a Step-Up Option do not otherwise affect the operation of the resulting combination of Options.

References to “this GMWB” apply to each of the GMWBs, LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex GMWB with Joint Option GMWB, including all of the available combinations of Options that each provides, as discussed below.  In addition, as disclosed in the Fee Table, above , and footnotes below   the fees and charges of each GMWB will vary depending on the mix of Options. Upon selection of the Options and a request for one of these GMWBs received in Good Order, the Owner will receive an endorsement to the Contract reflecting the selection of Options.

Each combination of Options, other than the combination that includes the LifeGuard Freedom Flex DB ( for information about the LifeGuard Freedom Flex DB, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 325 ) is offered to Owners between the ages of 35 and 80.  As explained below with regard to both the LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB, the timing and amounts of withdrawals have a significant impact on the amount and duration of benefits.  The cumulative costs of these GMWBs also are greater the longer the duration of ownership.  The closer you are to retirement the more reliably you may be able to forecast your needs to make withdrawals prior to the ages where the amounts of certain benefits (such as the For Life Guarantee (59 1/2) and the GWB Adjustment (70)) are locked-in.  Conversely, forecasts at younger ages may prove less reliable.  You should undertake careful consideration and thorough consultation with your representative or retirement planning agent as to the financial resources and age of the Owner/Annuitant and the value to you of the potentially limited downside protection that this GMWB might provide.

These GMWBs may not be terminated by the Owner independently from the Contract to which they are attached.

LifeGuard Freedom Flex GMWB.

  The following description of this GMWB is supplemented by the examples in Appendix F, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) subject to the following :

• The guarantee lasts for the duration of the Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;
The For Life Guarantee is based on the life of the single Owner or the first Owner to die if there are joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.
If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero.   (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.)  Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.  Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective.  See “Contract Value is Zero” below for more information.

•   If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of death of the Owner (or any joint Owner) or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.
In the event of the Owner's death, a spousal Beneficiary may continue this GMWB endorsement under spousal continuation.  In that event, the GWB is payable until depleted.  (Please see the “Spousal Continuation” subsection below for more information.)  If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the Owner's death may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB and the combination of Options you ultimately choose suit your needs and are consistent with your expectations.

This GMWB is available to Owners 35 to 80 years old, or 35 to 70 years old if you select the Option combination that includes the LifeGuard Freedom Flex DB, (proof of age is required).  This GMWB may be added to a Contract on the Issue Date or, subject to availability, on any Contract Anniversary.  Once added this GMWB cannot be cancelled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.   This GMWB is not currently available to add to a Contract after the Contract Issue Date.   It may be made available in the future on any Contract Anniversary.   At least 30 calendar days' prior notice and proof of age is required to add this GMWB to a Contract on a Contract Anniversary.   This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).   Subject to availability, this GMWB may be elected after the GMAB has terminated.

We allow ownership changes of a Contract with this GMWB (i) from an individual Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant.  However, we do not allow these Ownership changes if they are a taxable event under the Code; nor do we allow any other changes of Owner.  For Contracts purchased in the state of  Oregon , other  ownership changes may be permitted, however any ownership change not  specifically described above as a permitted change, will result in termination of the GMWB.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB for all combinations of Options.

On the Contract Issue Date –	The GWB equals initial premium net of any applicable premium taxes, plus any Contract Enhancement.

The GAWA is determined based on the Owner's (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to	The GWB equals Contract Value,
the Contract on any Contract Anniversary , as subject to availability –
The GAWA is determined based on the Owner's (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB Adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.  Please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time.

PLEASE NOTE:   Upon the Owner's or any joint Owner’s death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information. If the For Life Guarantee is not in effect, upon the death of the Owner or the death of any joint Owner or the depletion of the GWB, all payments will cease and Spousal Continuation is not available.

Withdrawals.   The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix F and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)   The GAWA percentage for each age group is:

Ages	GAWA Percentage
35 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix F supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the	The GWB is recalculated, equaling the greater of:
current Contract Year, is less than or equal to the greater of	●	The GWB before the withdrawal less the withdrawal; Or
the GAWA or RMD, as applicable –	●	Zero.
The GAWA :
	●	Is unchanged while the For Life Guarantee is in effect ; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix F). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
•   The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
•   The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, asset allocation fees, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “ THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 25 .   Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 332 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:   Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e. withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011, then at the time the withdrawal in the first half of calendar year 2011 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2011 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011, he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2011, he should wait until the next Contract Year begins (that is after June 30, 2012) to take his third RMD (the 2012 RMD) , because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix F, particularly examples 4, 5, and 7.   Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.   If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB Adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70 th birthday, Or

●	The 10 th Contract Anniversary following the effective date of this endorsement.

The GWB Adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB Adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB Adjustment is recalculated to equal the GWB Adjustment prior to the premium payment plus 200% of the sum of i) the premium payment, net of any applicable premium taxes, and ii) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix F.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB Adjustment is recalculated to equal the GWB Adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix F.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB Adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB Adjustment provision terminates.   In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB Adjustment provision terminates without value .  (Please see example 11 in Appendix F for an illustration of this 200% GWB Adjustment provision.)

Premiums.

With each subsequent premium payment	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes, plus any Contract Enhancement.
on the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the sum of i) the subsequent premium payment net of any applicable premium taxes, and ii) any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit .

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.   The GWB can never be more than $5 million.   See Example 3b in Appendix F to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.   On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value by one of two calculation methods, which must be selected by you at issue and once selected can not be changed .  Under one method the GWB will be reset to the Contract Value on that Contract Anniversary  (the “Contract Anniversary Value”) for the applicable 5, 6, 7 and 8% Bonus Options. Under the other method the GWB will be reset annually on each Contract Anniversary to the highest quarterly Contract Value, as described immediately below for the applicable 5, 6, and 7% Bonus Options  (“Highest Quarterly Contract Value “) .  The Step-Up for the 8% Bonus Option is only available with the Contract Anniversary Value Step-Up Option.  (See Examples 6 and 7 in Appendix F.)

The Contract Anniversary Value method, as opposed  to the Highest Quarterly Contract Value method, is determined solely by reference to and use of the Contract Value on that Contract Anniversary.

The Highest Quarterly Contract Value is determined by reference to and use of the Contract Values on the highest of the four prior quarterly Contract Values as follows:

The Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, plus any Contract Enhancements, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus	The quarterly adjusted Contract Value is equal to the greater of:
all prior withdrawals in the current Contract Year, is less	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus	The quarterly adjusted Contract Value is equal to the greater of:
all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The initial BDB equals (a) the initial premium net of any applicable premium taxes, plus any Contract Enhancements if this GMWB is elected at issue or (b) the Contract Value on the Contract Anniversary on which the endorsement is effective, if elected after issue, as subject to availability.

Upon Step-Up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's (or the oldest joint Owner’s) attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the applicable Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is not greater than the BDB prior to Step-Up, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB, the BDB is set equal to that greater Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes, plus any Contract Enhancements.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more   than $5 million.

With a Step-Up –	The GWB equals the Contract Value , as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value. ( subject to a $5 million maximum ).

If the Contract Value , as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB is prior to the Step-Up, then the BDB is set to equal that greater Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA   percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage (as adjusted by any increase that occurs pursuant to the same Step-Up) multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon Step-Up on or after the 2 nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge for each available combination of Options as shown below *   and above in the Fee Table .  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic Step-Ups.  Such election must be received in Good Order prior to the Contract Anniversary.   Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.   While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing Step-Ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order, and any reinstatement of the GWB bonus provision will not reinstate any bonus that would have been credited during the period when the GWB bonus provision was discontinued.
                                    *

LifeGuard Freedom Flex GMWB
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.80%÷4	1.80%÷12	0.90%÷4	0.90%÷12
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.00%÷4	2.04%÷12	1.00%÷4	1.02%÷12
6% Bonus and Annual Step-Up	1.90%÷4	1.92%÷12	0.95%÷4	0.96%÷12
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.20%÷4	2.22%÷12	1.10%÷4	1.11%÷12
7% Bonus and Annual Step-Up	2.20%÷4	2.22%÷12	1.10%÷4	1.11%÷12
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.50%÷4	2.52%÷12	1.25%÷4	1.26%÷12
8% Bonus and Annual Step-Up	2.60%÷4	2.64%÷12	1.30%÷4	1.32%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million) .

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you, which Contract Value is used to calculate the Step-Up, and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.   The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or any Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.

Also see the “ LifeGuard Freedom Flex DB ” under “Optional Death Benefits”, beginning on page 325 , for the death benefit that differs from the Contract’s death benefit and is available only in combination with the selection of the 6% Bonus, and the Annual Anniversary Contract Value Step-up.

Contract Value Is Zero .   With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA :
	●	Is unchanged so long as the For Life Guarantee is in effect ; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die when your Contract Value is zero, all rights under your Contract cease,   no subsequent premium payments will be accepted ,   all optional endorsements terminate without value ,   and no death benefit is payable, including the Earnings Protection Benefit and the LifeGuard Freedom Flex DB.

Spousal Continuation .   In the event of the Owner's death (or any Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB Adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date (as if that person survived to that date).  The GAWA percentage will not change on future Step-Ups, even if the Contract Value,  as determined based on (as applicable) either the Contract Anniversary Value or the Highest Quarterly Contract Value, exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract .

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 331 .

Termination.   This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or any Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations for payment under this GMWB are satisfied after the Contract has terminated pursuant to the termination provisions of the Contract.

This GMWB may not otherwise be terminated independently from termination of the Contract.

Annuitization.

Life Income of GAWA.   On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of the joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or any Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.   On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.   (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.     Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 65 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral .   This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.   The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 5, 6, 7 or 8% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The percentage that actually applies under your GMWB is the one that is included as the bonus rate in the combination of Options that you elect.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix F, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5, 6, 7 or 8% of the Bonus Base. The Bonus Base may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract , the Bonus Base equals the GWB.
●
With a withdrawal , if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment , the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes , plus any Contract Enhancements.
●	With any Step-Up (if the GWB increases upon step-up) , the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.   Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 5, 6, 7 or 8% (as applicable) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB Adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if joint Owners, the oldest Owner’s) 80 th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up  Such a restart, however, will not reinstate any bonus that would have been credited on a prior date that was not within a Bonus Period.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB is added to a Contract on December 1, 2010.  At that time, the bonus period is scheduled to expire on December 1, 2020 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2013), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2023.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2025 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2025, and would be scheduled to expire on December 1, 2035.  (Please also see Examples 6 and 7 in Appendix F for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

LifeGuard Freedom Flex with Joint Option   GMWB.

The description of this GMWB is supplemented by the examples in Appendix F, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

Except as otherwise discussed below, the election of this GMWB under a non-tax-qualified contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”    In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added.  Upon the death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners and joint Annuitants.  In these cases, the spouses are the Covered Lives, and the For Life Guarantee is based on the Annuitant's life who dies last.  We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed.  For Contracts purchased in the state of  Oregon , other  ownership changes may be permitted, however any ownership change not  specifically described above as a permitted change, will result in termination of the GMWB.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

This GMWB is also available on a limited basis under Qualified Custodial Account Contracts, pursuant to which the Annuitant and a Contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives.  The only changes in these arrangements that we permit are that (i) the custodial owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the Contingent Annuitant is designated as the primary (spousal) Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) subject to the following :

●	This guarantee lasts for the duration of the life of the last surviving Covered Life (the "For Life Guarantee") if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero.   (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.)  Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.  Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee, and it will never become effective.   See “Contract Value is Zero” below for more information .

●
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of the death of the last surviving Covered Life or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the last surviving Covered Life's death, a spousal Beneficiary who is not a Covered Life may continue this GMWB endorsement under spousal continuation.  In that event, the GWB is payable until depleted.  (Please see the “Spousal Continuation” subsection below for more information.)   If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the death of the last surviving Covered Life may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB  and the combination of Options you ultimately choose suit your needs and are consistent with your expectations.

This GMWB is available to Covered Lives 35 to 80 years old (proof of age is required and both Covered Lives   must be within the eligible age range). This GMWB is not currently available to add to a Contract after the Contract Issue Date. It may be made available in the future on any Contract Anniversary. This GMWB cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue Joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary, subject to availability.   This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).   Subject to availability, this GMWB may be elected after the GMAB has terminated.   Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.   The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB for all combinations of Options.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes, plus any Contract Enhancement.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to	The GWB equals Contract Value
the Contract on any Contract Anniversary –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB Adjustment or the application of any Bonus), and the GWB is reduced by each withdrawal.  Please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time.

PLEASE NOTE:   Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.   The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)   The GAWA percentage for each age group is:

Ages	GAWA Percentage
35 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix F supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less than or equal to	●	The GWB before the withdrawal less the withdrawal; Or
the greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA :
	●	Is unchanged while the For Life Guarantee is in effect ; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix F).   In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
•   The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
•   The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, asset allocation fees, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “ THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 25 .  Withdrawals may be subject to a recapture charge on any Contract Enhancements.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 332 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:   Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  We monitor for whether your requested RMD exceeds the standardized calculation for your Contract and we will impose the applicable charges, if necessary, which will be reflected in the confirmation of the transaction. If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e. withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the standardized RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2011 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2010 and 2011 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2010 and $8 in each of the two halves of calendar year 2011, then at the time the withdrawal in the first half of calendar year 2010 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2010 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1940, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2010 RMD) until March 30, 2011, he may still take the 2011 RMD before the next Contract Year begins, June 30, 2011 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2011 RMD) after June 30, 2010, he should wait until the next Contract Year begins (that is after June 30, 2012) to take his third RMD (the 2012 RMD) , because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix F, particularly examples 4, 5, and 7.   Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.   If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB Adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 70 th birthday, Or

●	The 10 th Contract Anniversary following the effective date of this endorsement.

The GWB Adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB Adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB Adjustment is recalculated to equal the GWB Adjustment prior to the premium payment plus 200% of the sum of i) the premium payment, net of any applicable premium taxes and ii)  any Contract Enhancements, subject to a maximum of $5,000,000.  (See Example 3 in Appendix F.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB Adjustment is recalculated to equal the GWB Adjustment prior to the premium payment plus the sum of i) the premium payment, net of any applicable premium taxes and ii) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 3 in Appendix F.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB Adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB Adjustment provision terminates.   In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB Adjustment provision terminates without value .  (Please see example 11 in Appendix F for an illustration of this 200% GWB Adjustment provision.)

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes, plus any Contract Enhancement .
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the sum of i) the subsequent premium payment net of any applicable premium taxes and ii) any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit .

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.   The GWB can never be more than $5 million.   See Example 3b in Appendix F to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.   On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value by one of two calculation methods, which must be selected by you at issue and once selected can not be changed .  Under one method the GWB will be reset to the Contract Value on that Contract Anniversary  (the “Contract Anniversary Value”) for the applicable 5, 6, and 7% Bonus Options. (a “Step-Up”). Under the other method the GWB will be reset annually on each Contract Anniversary to the highest quarterly Contract Value, as described immediately below, for the applicable 5 and 6% Bonus Options  (“Highest Quarterly Contract Value “) .  The Step-Up for the 7% Bonus Option is only available with the Contract Anniversary Value Step-Up Option.  (See Examples 6 and 7 in Exhibit F,)

The Contract Anniversary Value method, as opposed to the Highest Quarterly Contract Value method, is determined solely by reference to and use of the Contract Value on that Contract Anniversary.

The Highest Quarterly Contract Value is determined by reference to and use of the Contract Values on the highest of the four prior quarterly Contract Values as follows:

The Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly  Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, plus any Contract Enhancements, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The initial BDB equals (a) the initial premium net of any applicable premium taxes, plus any Contract Enhancement, if this GMWB is elected at issue, or (b) the Contract Value on the Contract Anniversary on which the endorsement is effective, if elected after issue, as subject to availability.

Upon Step-Up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value  is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is not greater than the BDB prior to Step-Up, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB, the BDB is set equal to that greater Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes, plus any Contract Enhancement.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more   than $5 million.

With a Step-Up –	The GWB equals the Contract Value, as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, subject to a $5 million maximum .

If the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value is greater than the BDB is prior to the Step-Up, then the BDB is set to equal that greater Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA   percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon Step-Ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage (as adjusted by any increase that occurs pursuant to the same Step-Up) multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon Step-Up on or after the 2 nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge for each available combination of Options, as shown below *   and above in the Fee Table. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic Step-Ups.  Such election must be received in Good Order prior to the Contract Anniversary.   Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.   While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing Step-Ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order, and any reinstatement of the GWB bonus provision will not reinstate any bonuses that would have been credited during the period when the GWB bonus provision was discontinued.

                                                *
LifeGuard Freedom Flex With Joint Option GMWB
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.10%÷4	2.10%÷12	1.05%÷4	1.05%÷12
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.50%÷4	2.52%÷12	1.25%÷4	1.26%÷12
6% Bonus and Annual Step-Up	2.50%÷4	2.52%÷12	1.25%÷4	1.26%÷12
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%÷4	3.00%÷12	1.50%÷4	1.50%÷12
7% Bonus and Annual Step-Up	3.00%÷4	3.00%÷12	1.50%÷4	1.50%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

The GWB can never be more than $5 million with a Step-Up.   However,   the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million) .

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.   The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase .  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.  Please see the information beginning on page 295 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting this GMWB.

Contract Value Is Zero .   With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when	The GWB is recalculated, equaling the greater of:
the Contract Value is zero	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA :
	●	Is unchanged so long as the For Life Guarantee is in effect ; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation .   In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
If the surviving spouse is a Covered Life and a GWB Adjustment provision is in force on the Continuation Date then the provision will continue to apply in accordance with the applicable GWB Adjustment provision rules above.  The GWB Adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.
If the surviving spouse is not a Covered Life, any GWB Adjustment is null and void.

○
Step-Ups will continue as permitted in accordance with the Step-Up rules above.
New GAWA percentages will continue to be determined in accordance with the Step-Up rules above if the continuing spouse is a Covered Life.  No such new GAWA percentages will be determined subsequent to continuation by a spouse who is not a Covered Life.

	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the Continuation Date (as if that person survived to that date).

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 331 .

Termination.   This GMWB terminates, subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge, and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or any joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations for payment under this GMWB are satisfied after the Contract has terminated pursuant to the termination provisions of the Contract.

This GMWB may not otherwise be terminated independently from termination of the Contract.

Annuitization .

Joint Life Income of GAWA.   On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.   On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.   (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.   Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax-qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 85 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral .   This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.   The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 5, 6, or 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The percentage that actually applies under your GMWB is the one that is included as the bonus rate in the combination of Options that you elect.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix F, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5, 6 or 7% of the Bonus Base. The Bonus Base may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract , the Bonus Base equals the GWB.
●
With a withdrawal , if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment , the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes, plus any Contract Enhancements..
●	With any Step-Up (if the GWB increases upon step-up) , the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.   Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 5, 6 or 7% (as applicable) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB Adjustment or BDB.
The Bonus is only available during the Bonus Period.  The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80 th birthday.  (See example below.)
The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.  Such a restart, however, will not reinstate any bonus that would have been credited on  a prior date that was not within a Bonus Period.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2010.  At that time, the bonus period is scheduled to expire on December 1, 2020 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2013), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2023.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2025 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2025, and would be scheduled to expire on December 1, 2035.  (Please also see Examples 6 and 7 in Appendix F for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase.  You may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage.  Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis.  If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal.  Example 6 in Appendix E and in Appendix F illustrates the consequences of a withdrawal preceding a Step-Up.  There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive.  You may also be subject to a withdrawal charge and an Excess Interest Adjustment.

If your Contract contains the GMAB, a GMWB containing a Transfer of Assets provision, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the GMAB Fixed Account and GMWB Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMAB Fixed Account and the GMWB fixed Account.  Specific to the GMWB Fixed Account, a specified withdrawal request may cause an automatic transfer from the GMWB Fixed Account on the following Contract Monthly Anniversary.

In addition, for Contracts with the GMAB, the percentage of the partial withdrawal taken from the GMAB Fixed Account cannot exceed the ratio of the GMAB Fixed Account value to the Contract Value.  Similarly, for Contracts with a GMWB containing a Transfer of Assets provision, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

●	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
●	under applicable SEC rules, trading on the New York Stock Exchange is restricted;
●	under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or
●	the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account and the GMWB Fixed Account for up to six months or the period permitted by law.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us.  The Income Date is the day those payments begin.  Once income payments begin, the Contract cannot be returned to the accumulation phase.  You can choose the Income Date and an income option.  All of the Contract Value must be annuitized.  The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date.  You must give us written notice at least seven days before the scheduled Income Date.  For Contracts issued on or after April 6, 2009, income payments must begin by the Contract Anniversary on or next following your 95th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation.  For Contracts issued before April 6, 2009, income payments must begin by your 90th birthday under a non-qualified Contract, unless otherwise approved by the Company, or by such earlier date as required by the applicable qualified plan, law or regulation.  However, for Contracts issued before April 6, 2009, if you have not yet attained or passed age 90, you may elect to change your Income Date to the Contract Anniversary on or next following your 95th birthday.  Additionally, for Contracts issued before April 6, 2009, if you already attained or passed age 90 as of April 6, 2009 and have not yet started receiving income payments, you may elect to change your Income Date to the Contract Anniversary on or next following your 100th birthday.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law).  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities.  Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions.  Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually or annually.  Or you can choose a single lump sum payment.  If you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income.  Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

●	the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;
●	the amount of any applicable premium taxes, recapture charges or withdrawal charges and any Excess Interest Adjustment deducted from your Contract Value on the Income Date;
●	which income option you select; and
●
the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3% and, if you select an income option with a life contingency, the age and gender of the Annuitant.  State variations may apply.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time.  Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time.  If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select.  If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease.  Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

Income Options. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant).  The following income options may not be available in all states.

Option 1 - Life Income.  This income option provides monthly payments for your life.  No further payments are payable after your death.

Option 2 - Joint and Survivor.  This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.  Upon the death of either person, the monthly payments will continue during the lifetime of the survivor.  No further payments are payable after the death of the survivor.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments.  This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period.  If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Option 4 - Income for a Specified Period.  This income option provides monthly payments for any number of years from 5 to 30.  If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Additional Options - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

FutureGuard Guaranteed Minimum Income Benefit.

PLEASE NOTE:  EFFECTIVE DECEMBER 3, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.  Please note that on and after May 16, 2009, we will no longer accept subsequent premium payments for contracts to which a GMIB endorsement is attached.  This subsequent premium limitation does not apply to contracts issued in Connecticut or Maryland.

This optional Guaranteed Minimum Income Benefit (GMIB) endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the fixed and variable options you select during the accumulation phase.  This benefit is only available if:

●	you elect it prior to your Contract's Issue Date;
●	the Annuitant is not older than age 75 on the Issue Date; and
●
you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract Anniversary but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

This GMIB will terminate and will not be payable at the earliest of:

●	the Income Date (if prior to the effective date of this GMIB);
●	the 30th calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;
●	the date you make a total withdrawal from the Contract;
●	upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or
●	if the Owner is not a natural person, upon the death of the Annuitant.

Once elected, this GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking this GMIB instead of the other income options described above.  Your monthly income option payments will be calculated by applying the “GMIB Benefit Base” (described below) to the annuity rates in the table of guaranteed purchase rates attached to this GMIB endorsement.  The only types of income payments available under this GMIB are life contingent fixed annuity income payments.  The fixed annuity payment income options currently available are:

Option 1 - Life Income,

Option 2 - Joint and Survivor,

Option 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

Option 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available, and no partial annuitization will be allowed.

After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date.  This GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years.  Please consult a tax advisor on this and other matters of selecting income options.

This GMIB only applies to the determination of income payments under the income options specified above.  It is not a guarantee of Contract Value or performance.  This benefit does not enhance the amounts paid in any withdrawals or death benefits.  You will not receive any benefit under this endorsement if you make a total withdrawal of your Contract Value.

Both the amount of this GMIB and the quarterly charge for this GMIB (described above in the Charges section) are based upon an amount called the “GMIB Benefit Base.”  The GMIB Benefit Base for this GMIB is the greater of (a) or (b), where:

(a) is the Roll-Up Component which is equal to:

●	all premiums you have paid (net of any applicable premium taxes); plus
●	any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; minus
●	an adjustment (described below) for any withdrawals (including any applicable charges and Excess Interest Adjustments to those withdrawals);

compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the date this GMIB is exercised.

All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment.  All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of this GMIB.  For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal).  In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary.  Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base.  Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than proportional withdrawals would.  However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

For example, the calculations for a Contract issued with an initial Premium payment of $10,000, this Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows.  Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year.  The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year.  The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05  - $400 = $10,520.  This example does not take into account taxes.

and (b) is the Greatest Contract Anniversary Value Component and is equal to:

●	the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; minus
●	an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Excess Interest Adjustments for those withdrawals); plus
●	any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; minus
●	any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract Anniversary; and minus
●	any taxes deducted after that Contract Anniversary.

All of the applicable listed events and their adjustments are made on the date of the transaction.  The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

Neither component of the GMIB Benefit Base will ever exceed:

●	200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date this GMIB is exercised); minus
●	any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for this GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger.  If your spouse does not satisfy those criteria, then this GMIB will terminate and the charge for this GMIB will be discontinued.  Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger).  If the new Annuitant in that situation does not satisfy those criteria then this GMIB will terminate and the GMIB charge discontinued.  In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations.  Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted.  Selection of this GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use.  We may update these rules as necessary.

You may not elect both a GMIB and a GMWB, and you may not elect to add a GMWB after the Issue Date to a Contract with a GMIB.  You may also not elect both a GMIB and GMAB.

FutureGuard 6 Guaranteed Minimum Income Benefit.

PLEASE NOTE:  EFFECTIVE APRIL 6, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.  In addition, on and after May 16, 2009, we will no longer accept subsequent premium payments for contracts to which this Guaranteed Minimum Income Benefit endorsement is attached.  This subsequent premium limitation does not apply to contracts issued in Connecticut or Maryland.

This Guaranteed Minimum Income Benefit is designed to provide a guaranteed minimum level of future income regardless of the investment performance of the underlying investment options.  The benefit requires annuitization to provide guaranteed income in the future.  For those investors who are wishing to have current income, this benefit allows them to withdraw a minimum amount and still have guaranteed income in the future.  The following description of this Guaranteed Minimum Income Benefit is supplemented by the examples in Appendix H .

This optional GMIB endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase.  The guarantee is different depending on when you purchased a Contract.

This benefit is only available if:

●	you elect it prior to your Contract's Issue Date;
●	the Annuitant is not older than age 75 on the Issue Date; and
●
you exercise it on or within 30 calendar days of any Contract Anniversary that is at least 10 years later than the most recent “Step-Up Date” (described below) but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

This GMIB will terminate and will not be payable at the earliest of:

●	the Income Date (if prior to the effective date of this GMIB);
●	the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;
●	the date you make a total withdrawal from the Contract;
●	upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or
●	if the Owner is not a natural person, upon the death of the Annuitant.

This GMIB can only be elected at the time you purchase your Contract.  Once elected, this GMIB cannot be terminated in any way other than described above while your Contract is in force.

You have the option of taking this GMIB instead of the other income options described above.  Your monthly income option payments will be calculated by applying the “GMIB Benefit Base” (described below) to the annuity rates in the table of guaranteed purchase rates attached to this GMIB endorsement.  The only types of income payments available under this GMIB are life contingent fixed annuity income payments.  The fixed annuity payment income options currently available are:

Option 1 - Life Income,

Option 2 - Joint and Survivor,

Option 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

Option 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available, and no partial annuitizations will be allowed.

After any Contract Anniversary that is at least 10 years later than the most recent “Step-Up Date” (described below), the Contract Owner must exercise this option prior to the Income Date.  This GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years.  Please consult a tax advisor on this and other matters of selecting income options.
This GMIB only applies to the determination of income payments under the income options specified above.  It is not a guarantee of Contract Value or performance.  This benefit does not enhance the amounts paid in any withdrawals or death benefits.

Both the amount of this GMIB and the quarterly charge for this GMIB (described above in the Charges section) are based upon an amount called the “GMIB Benefit Base.”  The GMIB Benefit Base for this GMIB is the greater of (a) or (b), where:

(a) is the Roll-Up Component which is equal to:

●	the Step-Up Value on the most recent Step-Up Date; plus
●	any premiums you have paid (net of any applicable premium taxes) subsequent to that Step-Up Date; plus
●	any Contract Enhancements (which are credited only in the first Contract Year) subsequent to the Step-Up Date; minus
●	an adjustment (described below) for any withdrawals (including any applicable charges and Excess Interest Adjustments to those withdrawals) subsequent to that Step-Up Date;

compounded at an annual interest rate of 6% from the most recent Step-Up Date until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB.

At issue, the Step-Up Date is equal to the Issue Date, and the Step-Up Value is equal to the initial Premium paid (net of any applicable premium taxes and Sales Charges) plus any Contract Enhancement credited.  After issue, the Step-Up Date is equal to the Contract Anniversary on which the Owner elects to step up the Roll-Up Component to the Contract Value, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.

Electing to step-up the Roll-Up Component is optional; however, electing to step-up means that you cannot annuitize under this GMIB for another 10 years (from the newly determined Step-Up Date).  A written request for step-up must be received in Good Order by the Service Center within 30 days prior to the Contract Anniversary.  The latest available Step-Up Date will be the Contract Anniversary on or immediately following the Annuitant’s 75th birthday.

All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment.  All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of this GMIB.  For total withdrawals up to 6% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal).  In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary.  Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base.  Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals.  However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

and (b) is the Greatest Contract Anniversary Value Component and is equal to:

●	the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; minus
●	an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Excess Interest Adjustments for those withdrawals); plus
●	any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; minus
●	any taxes deducted after that Contract Anniversary.

All of the applicable listed events and their adjustments are made on the date of the transaction.  The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

For Contracts issued with this benefit before October 6, 2008, neither component of the GMIB Benefit Base will ever exceed the cap of:

●	300% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date this GMIB is exercised); minus
●	any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

For Contracts issued with this benefit on or after October 6, 2008, there is no cap on either component of the GMIB Benefit Base.

If the Contract Value falls to zero while this GMIB is in effect, then:

●
Annuitization under this GMIB will be automatically exercised if, in each Contract Year since the Issue Date, all withdrawals taken during the Contract Year have either been verified to be RMDs or, in total (including any applicable charges and adjustments), have not exceeded 6% of the Roll-Up Component as of the previous Contract Anniversary.

●
A notice of the annuitization will be sent to the Owner within 10 calendar days, and the Owner will have 30 days from the date the Contract Value falls to zero to choose an income option and a payment frequency.  The Contract will remain active during this 30-day period.  If no choice is made by the end of the 30-day period, the Owner will receive monthly payments based on a life annuity with 10 years certain (joint life annuity with 10 years certain if Joint Annuitants).

●	Otherwise, the GMIB terminates without value.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for this GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger.  If your spouse does not satisfy those criteria, then this GMIB will terminate and the charge for this GMIB will be discontinued.  Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger).  If the new Annuitant in that situation does not satisfy those criteria then this GMIB will terminate and the GMIB charge discontinued.  In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations.  Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted.  Selection of this GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use.  We may update these rules as necessary.

You may not elect both a GMIB and a GMWB, and you may not elect to add a GMWB after the Issue Date to a Contract with a GMIB.  You may also not elect both a GMIB and GMAB.

DEATH BENEFIT

The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase.  Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state.  For more information about the availability of an optional death benefit in your state, please see the application, check with the registered representative helping you to purchase the Contract or contact us at our Annuity Service Center.  Our contact information is on the first page of this prospectus.  With the exception of LifeGuard Freedom Flex DB, which currently may only be selected at issue in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options) , the optional death benefits are only available upon application or upon conversion (if conversion is permitted).  In addition, once an optional death benefit is chosen, it cannot be canceled except upon conversion, (if conversion is permitted) or upon spousal continuation in the case of the LifeGuard Freedom Flex DB .

The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered in selecting the death benefits in combination with a GMWB.  Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order, which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary).  Payment will include interest to the extent required by law.  The death benefit paid will be the basic death benefit unless you have selected the Earnings Protection Benefit and/or one of the other death benefit endorsements.  If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the Contract Value will be added to your Contract Value as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Investment Divisions and Fixed Account according to the current allocation instructions on file for your Contract as of that date.  Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

Basic Death Benefit. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit.  If you have a joint Owner, the death benefit will be paid when the first joint Owner dies.  The surviving joint Owner will be treated as the Beneficiary.  Any other Beneficiary designated will be treated as a contingent Beneficiary.  Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

●	your Contract Value as of the end of the business day on which we have received all required documentation from your Beneficiary; or
●
the total premiums you have paid since your Contract was issued reduced for prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal.

Earnings Protection Benefit (“EarningsMax”). The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death.  If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

If you are between the ages of 70 and 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

For purposes of this benefit, we define earnings as the amount by which the sum of your Contract Value, including any Contract Enhancement, exceeds the remaining premiums (premiums not previously withdrawn).  If the earnings amount is negative, i.e., the total remaining premiums are greater than your Contract Value, no Earnings Protection Benefit will be paid.  In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract year).

As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit.  If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse's death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death.  In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in “Special Spousal Continuation Option” beginning on page 331 ).  In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the Contract Value after application of the Continuation Adjustment plus remaining premiums paid on or after the Continuation Date (excluding remaining premiums paid within 12 months of your spouse's death).

You must elect the Earnings Protection Benefit when you apply for your Contract.  Once elected, the benefit may not be terminated.  However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

No Earnings Protection Benefit (other than a “Continuation Adjustment” described below in “Special Spousal Continuation”) will be paid:

●	if your Contract is in the income phase at the time of your death;
●	if there are no earnings in your Contract; or
●	if your spouse exercises the Special Spousal Continuation Option (described below) and either
○ is age 76 or older at the Continuation Date or
○ elects to discontinue the Earnings Protection Benefit.

The Earnings Protection Benefit may not be available in your state.  See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

Optional Death Benefits. Several optional death benefits are available, in lieu of or in addition to any Earnings Protection Benefit, which are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit.  Because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit.  Except for LifeGuard Freedom Flex DB, all optional death benefits are available if you are 79 years of age or younger on the Contract's Issue Date.  The LifeGuard Freedom Flex DB is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options) and only if the Owner is 35 to 70 years of age on the date the endorsement is added to the Contract.  The older you are at the time of selection, the less advantageous it would be for you to select an optional death benefit.  These optional death benefits are subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

For purposes of these optional death benefits, “Net Premiums” are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and adjustments for such withdrawals) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal.  Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%.  Similarly, with the “Highest Anniversary Value” or “Highest Quarterly Anniversary Value” component, the adjustment to your Contract Value for any withdrawals (including applicable charges and deductions) will have occurred proportionally at the time of the deduction(s).  With the “Roll-up” component, interest will compound (accumulate) until the Contract Anniversary immediately preceding your 81st birthday.

Following are the calculations for the optional death benefits on and after October 6, 2008.  For purposes of these calculations, with the “Roll-up” component, interest will compound (accumulate) until the Contract Anniversary immediately preceding your 81st birthday.

5% Roll-up Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the 5% Roll-up Death Benefit will be determined as of the end of any business day and is equal to:

●	The Step-Up Value on the most recent Step-Up Date,
●	Plus any premium paid (net of any applicable premium taxes) subsequent to the determination of the Step-Up Value,
●	Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the Step-Up Value, compounded at an annual interest rate of 5% from the Step-Up Date until the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday.
However, the interest rate is 4% per annum if you are 70 years old or older on the endorsement's effective date.  The interest rate is 3% per annum for all ages in Washington State.

If this endorsement was added to your Contract before April 6, 2009, adjustments to the GMDB Benefit Base due to the payment of premium will occur at the time of the premium payment.  If this endorsement was added to your Contract on or after April 6, 2009, all such premium payment adjustments will occur at the time of the premium payment, unless the premium payment is received during the first Contract Quarter.  If the premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base.  All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit's charge).  For total withdrawals up to 5% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable) is the GMDB Benefit Base immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals).  Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this 5% Roll-up Death Benefit.

The Step-Up Date is initially equal to the endorsement's effective date, and the Step-Up Value is initially equal to: (a) the initial premium paid (net of any applicable premium taxes) if the endorsement's effective date is the Contract's Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement's effective date if the effective date is after the Contract's Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement's effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is set equal to that Contract Anniversary, and the Step-Up Value is set equal to the Contract Value on that Step-Up Date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and
(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order.  If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

6% Roll-up Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the 6% Roll-up Death Benefit will be determined as of the end of any business day and is equal to:

●	The Step-Up Value on the most recent Step-Up Date,
●	Plus any premium paid (net of any applicable premium taxes) subsequent to the determination of the Step-Up Value,
●	Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the Step-Up Value, compounded at an annual interest rate of 6% from the Step-Up Date until the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday.
However, the interest rate is 5% per annum if you are 70 years old or older on the endorsement's effective date.  The interest rate is 3% per annum for all ages in Washington State.

If this endorsement was added to your Contract before April 6, 2009, adjustments to the GMDB Benefit Base due to the payment of premium will occur at the time of the premium payment.  If this endorsement was added to your Contract on or after April 6, 2009, all such premium payment adjustments will occur at the time of the premium payment, unless the premium payment is received during the first Contract Quarter.  If the premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base.  All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit's charge).  For total withdrawals up to 6% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable) is the GMDB Benefit Base immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals). Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this 6% Roll-up Death Benefit.

The Step-Up Date is initially equal to the endorsement's effective date, and the Step-Up Value is initially equal to: (a) the initial premium paid (net of any applicable premium taxes) if the endorsement's effective date is the Contract's Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement's effective date if the effective date is after the Contract's Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement's effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is set equal to that Contract Anniversary, and the Step-Up Value is set equal to the Contract Value on that Step-Up Date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and
(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order.  If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

Highest Quarterly Anniversary Value Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the Highest Quarterly Anniversary Value Death Benefit will be determined as of the end of any business day and is equal to the greatest of the adjusted quarterly Contract Values on the endorsement's effective date and on any Contract Quarterly Anniversary following the endorsement's effective date but prior to the Owner's 81st birthday.  Each adjusted quarterly Contract Value is equal to:

●	The Contract Value on the endorsement's effective date or Contract Quarterly Anniversary, as applicable,
●	Less any withdrawals subsequent to that date (including any applicable charges and adjustments for such withdrawals),
●	Plus any premium paid (net of any applicable premium taxes) subsequent to that date.

For the purposes of calculating the GMDB Benefit Base, all adjustments will occur at the time of the withdrawal or premium payment and all adjustments for amounts withdrawn will reduce the GMDB Benefit Base in the same proportion that the Contract Value was reduced on the date of such withdrawal.  Withdrawals may prematurely reduce the value of this Highest Quarterly Anniversary Value Death Benefit.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and
(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order.  If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit will be determined as of the end of any business day and is equal to the greater of (a) or (b):

(a) is the Roll-Up Component which is equal to:

●	The Step-Up Value on the most recent Step-Up Date,
●	Plus any premium paid (net of any applicable premium taxes) subsequent to the determination of the Step-Up Value,
●	Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the Step-Up Value, compounded at an annual interest rate of 5% from the Step-Up Date until the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday.
However, the interest rate is 4% per annum if you are 70 years old or older on the endorsement's effective date.  The interest rate is 3% per annum for all ages in Washington State.

For purposes of calculating the Roll-Up Component, adjustments to the GMDB Benefit Base due to the payment of premium will occur at the time of the premium payment, if this endorsement was added to your Contract before April 6, 2009.  If this endorsement was added to your Contract on or after April 6, 2009, all such premium payment adjustments will occur at the time of the premium payment, unless the premium payment is received during the first Contract Quarter.  If the premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base.  All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit's charge).  For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable) is the Roll-Up Component immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals).  Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this Roll-Up Component.

and (b) is the Highest Quarterly Anniversary Value Component, which is equal to the greatest of the adjusted quarterly Contract Values on the endorsement's effective date and on any Contract Quarterly Anniversary following the endorsement's effective date but prior to the Owner's 81st birthday.  Each adjusted quarterly Contract Value is equal to:

●	The Contract Value on the endorsement's effective date or Contract Quarterly Anniversary, as applicable,
●	Less any withdrawals subsequent to that date (including any applicable charges and adjustments for such withdrawals),
●	Plus any premium paid (net of any applicable premium taxes) subsequent to that date.

For the purposes of calculating the Highest Quarterly Anniversary Value Component, all adjustments will occur at the time of the withdrawal or premium payment and all adjustments for amounts withdrawn will reduce the Highest Quarterly Anniversary Value Component in the same proportion that the Contract Value was reduced on the date of such withdrawal.  Withdrawals may prematurely reduce the value of this Highest Quarterly Anniversary Value Component.

The Step-Up Date is initially equal to the endorsement's effective date, and the Step-Up Value is initially equal to: (a) the initial premium paid (net of any applicable premium taxes) if the endorsement's effective date is the Contract's Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement's effective date if the effective date is after the Contract's Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement's effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is set equal to that Contract Anniversary, and the Step-Up Value is set equal to the Contract Value on that Step-Up Date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and
(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order.  If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit will be determined as of the end of any business day and is equal to the greater of (a) or (b):

(a) is the Roll-Up Component which is equal to:

●	The Step-Up Value on the most recent Step-Up Date,
●	Plus any premium paid (net of any applicable premium taxes) subsequent to the determination of the Step-Up Value,
●	Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the Step-Up Value, compounded at an annual interest rate of 6% from the Step-Up Date until the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday.
However, the interest rate is 5% per annum if you are 70 years old or older on the endorsement's effective date.  The interest rate is 3% per annum for all ages in Washington State.

For purposes of calculating the Roll-Up Component, adjustments to the GMDB Benefit Base due to the payment of premium will occur at the time of the premium payment, if this endorsement was added to your Contract before April 6, 2009.  If this endorsement was added to your Contract on or after April 6, 2009, all such premium payment adjustments will occur at the time of the premium payment, unless the premium payment is received during the first Contract Quarter.  If the premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base.  All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit's charge).  For total withdrawals up to 6% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable) is the Roll-Up Component immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals).  Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this Roll-Up Component.

and (b) is the Highest Quarterly Anniversary Value Component, which is equal to the greatest of the adjusted quarterly Contract Values on the endorsement's effective date and on any Contract Quarterly Anniversary following the endorsement's effective date but prior to the Owner's 81st birthday.  Each adjusted quarterly Contract Value is equal to:

●	The Contract Value on the endorsement's effective date or Contract Quarterly Anniversary, as applicable,
●	Less any withdrawals subsequent to that date (including any applicable charges and adjustments for such withdrawals),
●	Plus any premium paid (net of any applicable premium taxes) subsequent to that date.

For the purposes of calculating the Highest Quarterly Anniversary Value Component, all adjustments will occur at the time of the withdrawal or premium payment and all adjustments for amounts withdrawn will reduce the Highest Quarterly Anniversary Value Component in the same proportion that the Contract Value was reduced on the date of such withdrawal.  Withdrawals may prematurely reduce the value of this Highest Quarterly Anniversary Value Component.

The Step-Up Date is initially equal to the endorsement's effective date, and the Step-Up Value is initially equal to: (a) the initial premium paid (net of any applicable premium taxes) if the endorsement's effective date is the Contract's Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement's effective date if the effective date is after the Contract's Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement's effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the Step-Up Date is set equal to that Contract Anniversary, and the Step-Up Value is set equal to the Contract Value on that Step-Up Date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and
(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order.  If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

LifeGuard Freedom DB, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	The Contract's Basic Death Benefit (see the description above); or
(b)	The GMWB Death Benefit

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THE LIFEGUARD FREEDOM DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB.  At election, the GMWB Death Benefit equals the LifeGuard Freedom GMWB Guaranteed Withdrawal Balance (GWB).  If you select the LifeGuard Freedom GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of any applicable premium taxes and adjusted for any subsequent premium payments and withdrawals.  If the LifeGuard Freedom GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  Election of LifeGuard Freedom DB after issue is only permitted if another optional death benefit endorsement has not been elected, unless you convert to LifeGuard Freedom DB from another optional death benefit (if conversion is permitted).  In addition, if you convert to LifeGuard Freedom GMWB from another Guaranteed Minimum Withdrawal Benefit, LifeGuard Freedom DB is not available unless you are converting from the older version of LifeGuard Freedom GMWB to the newer version of LifeGuard Freedom GMWB (if conversion is permitted).

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) the LifeGuard Freedom GMWB Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged.  If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.00.

The GMWB Death Benefit is not adjusted upon step-up, the application of the GWB adjustment or the application of any bonus.  The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

For more information about how the LifeGuard Freedom GMWB works, including how the GWB and GAWA are calculated, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 159 .

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 or later (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

●
Life Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

●
Specified Period Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.
If, under this income option, the Owner is not deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner along with the remaining GWB.

●
Life Income.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

●
Joint and Survivor.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

●
Life Annuity With at Least 120 Monthly Payments.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

LifeGuard Freedom 6 DB, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	The Contract's Basic Death Benefit (see the description above); or
(b)	The GMWB Death Benefit

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THE LIFEGUARD FREEDOM 6 DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The LifeGuard Freedom 6 DB is only available in conjunction with the purchase of the LifeGuard Freedom 6 GMWB and only if the Owner is 75 years of age or younger on the date the endorsement is added to the Contract.  At election, the GMWB Death Benefit equals the LifeGuard Freedom 6 GMWB Guaranteed Withdrawal Balance (GWB).  If you select the LifeGuard Freedom 6 GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of any applicable premium taxes and adjusted for any subsequent premium payments and withdrawals.  If the LifeGuard Freedom 6 GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  Election of LifeGuard Freedom 6 DB after issue is only permitted if another optional death benefit endorsement has not been elected.

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) the LifeGuard Freedom 6 GMWB Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged.  If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.00.

In addition, on the 7th Contract Anniversary following the effective date of the endorsement, the GMWB Death Benefit will automatically step up to the Contract Value if the Contract Value is greater than the GMWB Death Benefit.

The GMWB Death Benefit is not adjusted upon step-up of the LifeGuard Freedom 6 GMWB GWB, the application of the GWB adjustment or the application of any bonus.  The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

For more information about how the LifeGuard Freedom 6 GMWB works, including how the GWB and GAWA are calculated, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 179 .

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 or later (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

●
Life Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

●
Specified Period Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.
If, under this income option, the Owner is not deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner along with the remaining GWB.

●
Life Income.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

●
Joint and Survivor.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

●
Life Annuity With at Least 120 Monthly Payments.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

LifeGuard Freedom Flex DB , if elected, replaces your basic death benefit and is the only death benefit during the accumulation phase of your Contract.  The LifeGuard Freedom Flex DB is the greater of:

(a) The Contract's Basic Death Benefit (see the description above); or
(b) The GMWB Death Benefit, as calculated under this death benefit.

The LifeGuard Freedom Flex DB is only available currently in conjunction with the purchase of the 6% Bonus and Annual Step-Up combination of LifeGuard Freedom Flex GMWB  (the “LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Option”) and only if the Owner is 35 to 70 years of age on the date that the endorsement is issued in connection with the Contract.  At election, the GMWB Death Benefit equals the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Guaranteed Withdrawal Balance (GWB).  When purchased at Contract issuance, the GWB is your initial premium payment, net of any applicable premium taxes, plus any Contract Enhancements on the premium payments.

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Option Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code ( for certain tax-qualified Contracts) , the GMWB Death Benefit will be unchanged.   If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD; and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal.   Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

In addition, on the 7 th Contract Anniversary following the effective date of the endorsement, the GMWB Death Benefit will automatically step up to the Contract Value if the Contract Value is greater than the GMWB Death Benefit, subject to a maximum of $5,000,000.

The GMWB Death Benefit is not adjusted upon Step-Up of the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups GWB, the application of the GWB Adjustment or the application of any bonus.   The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

Upon continuation of the Contract by a spousal Beneficiary, the surviving spouse may elect to terminate LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups, in which case the GMWB death benefit will be included in the calculation of the Continuation Adjustment.  If the spouse does not make such an election, the endorsement, including the death benefit thereunder, will continue in accordance with its terms, but the GMWB death benefit will not be included in the Continuation Adjustment.

For more information about how the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups works, including how the GWB and GAWA are calculated, please see “For Life GMWB With Bonus and Step-Up” beginning on page 284 .

Unlike the basic death benefit, LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups may provide a death benefit on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this endorsement terminates and no death benefit under the endorsement is payable.  However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

●
Life Income of the GAWA .  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s (or either joint Owner’s) death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

●
Specified Period Income of the GAWA .  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s (or either joint Owner’s) death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.
If, under this income option, no Owner is deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner(s) along with the remaining GWB.

●
Life Income .  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

●
Joint and Survivor .  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor payee’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

●
Life Annuity With at Least 120 Monthly Payments .  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:
(a) = the GMWB Death Benefit on the Income Date; and
(b) = the Contract Value on the Income Date.

The death benefits under the Income Options vary depending on which Income Option you select. Either  the GMWB Death Benefit calculation, described above, with or without any remaining GWB, or the greater of the GMWB Death Benefit calculation or the Contract Value is payable. Each is computed on the Income Date. For more information on these Income Options, see “LifeGuard Freedom Flex GMWB – Annuitization” beginning on page 293, and  “Income Options” beginning on  page 309.”

Following are the calculations for the optional death benefits before October 6, 2008.  For purposes of these calculations, with the “Roll-up” component, interest will compound (accumulate) until the Contract Anniversary immediately preceding your 81st birthday.

5% Roll-up Death Benefit, changes your basic death benefit to the greatest of:

(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
(c)
your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, plus your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday.

However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date.  Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS 5% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

4% Roll-up Death Benefit, changes your basic death benefit to the greatest of:

(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
(c)
your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, plus your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday.

However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THE 4% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Highest Anniversary Value Death Benefit, changes your basic death benefit to the greatest of:

(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)
your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, reduced by any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.  For contracts issued on or after January 16, 2007, Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary will not be deducted from your greatest Contract Value.

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THE HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Combination 5% Roll-up and Highest Anniversary Value Death Benefit, changes your basic death benefit to the greatest of:

(a)	your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
(c)
your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, plus your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

(d)
your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, reduced by any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes), subsequent to that Contract Anniversary.  For contracts issued on or after January 16, 2007, Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary will not be deducted from your greatest Contract Value.

However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date.  Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THE COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Combination 4% Roll-up and Highest Anniversary Value Death Benefit, changes your basic death benefit to the greatest of:

(a)	your Contract Value as of the business day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
(c)
your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, plus your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

(d)
your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, reduced by any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.  For contracts issued on or after January 16, 2007, Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary will not be deducted from your greatest Contract Value.

However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THE 4% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Payout Options. The basic death benefit and the optional death benefits can be paid under one of the following payout options:

●	single lump sum payment; or
●	payment of entire death benefit within 5 years of the date of death; or
●
payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary.  Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time.  The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death.  If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days.  If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name.  For more information, please see “Special Spousal Continuation Option” beginning on page 331 .
Pre-Selected Payout Options. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date.  However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary.  If the Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract.  This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code.  If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death.  The Pre-selected Death Benefit Option may not be available in your state.

Special Spousal Continuation Option. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time.  Moreover, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value.  We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the “Continuation Date”).  We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.  The Special Spousal Continuation Option may not be available in your state.  See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract.  The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected.  However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse's death.  Any GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract.  For more information, please see the descriptions of the Guaranteed Minimum Income Benefits beginning on page 309 .  Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract.  For more information, please see the respective GMWB subsections in this prospectus.

Unless your spouse discontinues the Earnings Protection Benefit on the Continuation Date, charges for the benefit will be deducted even though no Earnings Protection Benefit will apply if your spouse is 76 or older when the Contract is continued.

The Special Spousal Continuation Option is available to elect one time on the Contract.  However, if you have elected the Pre-Selected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code.  The Pre-Selected Death Benefit Option may not be available in your state.

Death of Owner On or After the Income Date. If you or a joint Owner dies who is not the Annuitant on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death.  If you die, the Beneficiary becomes the Owner.  If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary.  Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.  A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules.  If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant.  However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected.  Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

TAXES

The following is only general information and is not intended as tax advice to any individual.  Additional tax information is included in the SAI.  You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract.  Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral.  You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts - General Taxation. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract.  This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person).  Loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts - Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract.  Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts - Withdrawals and Income Payments.  Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract.  In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium.  The balance of each income payment is taxable as ordinary income.  The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made.  Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income.  Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract.  This penalty tax will not apply to any amounts:

●	paid on or after the date you reach age 59 1/2;
●	paid to your Beneficiary after you die;
●	paid if you become totally disabled (as that term is defined in the Code);
●
paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

●	paid under an immediate annuity; or
●	which come from premiums made prior to August 14, 1982.

Non-Qualified Contracts - Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a “designated beneficiary” is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death.  The Owner's “designated beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death.  However, if the Owner's “designated beneficiary” is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Tax-Qualified Contracts - Withdrawals and Income Payments.  The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts.  The Code also imposes required minimum distribution for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract.  These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI.  Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals - Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities.  Withdrawals can only be made when an Owner:

●	reaches age 59 1/2;
●	leaves his/her job;
●	dies;
●	becomes disabled (as that term is defined in the Code); or
●	experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

Withdrawals - Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity.  Qualified distributions from Roth IRA annuities are entirely federal income tax free.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

Constructive Withdrawals - Investment Adviser Fees. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract.  In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes.  Under the facts in these Rulings:

●	there was a written agreement providing for payments of the fees solely from the annuity Contract,
●	the Contract Owner had no liability for the fees, and
●	the fees were paid solely from the annuity Contract to the adviser.

Extension of Latest Income Date. If you do not annuitize your non-qualified Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes.  The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year of your Latest Income Date.  In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time.  Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

IRS Approval.  The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Assignment. An assignment of your Contract will generally be a taxable event.  Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended.  These limits are summarized in the SAI.  You should consult your tax adviser prior to making any assignment of your Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract.  We believe that the underlying investments are being managed so as to comply with these requirements.  A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects.  The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 99 Investment Divisions and at least 1 Fixed Account Option, although a Contract owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time.  The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld.  Some states have enacted similar rules.  Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments.  Distributions which may not be rolled over are those which are:

(a)
one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

(b)	a required minimum distribution;
(c)	a hardship withdrawal; or
(d)	the non-taxable portion of a distribution.

JACKSON TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below.  While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract.  We will periodically review the issue of charging for these taxes and may impose a charge in the future.  (We do impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, but the “Federal (DAC) Tax Charge” merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law.  These benefits reduce our overall corporate income tax liability.  Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material.  We do not pass these benefits through to the separate accounts, principally because:  (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) while we impose a so-called “Federal (DAC) tax charge” under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. If the amount allocated to the Investment Divisions plus the amount allocated to Fixed Account Option is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into other Investment Divisions (each a "Designated Option")   from the one-year Fixed Account Option or any of the Investment Divisions
(each a “Source Option”).   For Contracts issued on or after October 11, 2010, if we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) the one-year Fixed Account Option can be used as a Source Option for Dollar Cost Averaging only with respect to new premiums that are allocated to that Source Option, (ii) only a twelve-month Dollar Cost Averaging period may be selected, (iii) transfers out of the one-year Fixed Account Option pursuant to such Dollar Cost Averaging will not count against the maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option and (iv) transfers from that Source Option other than such scheduled transfers will not be permitted.

To the extent that Fixed Account Options are not available or are otherwise restricted from being a Dollar Cost Averaging Source Option , D ollar C ost A veraging will be exclusively from the Investment Divisions   .  In the case of transfers from the one-year Fixed Account Option or Investment Divisions with a stable unit value to the Investment Divisions, Dollar Cost Averaging can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase.  Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.  There is no charge for Dollar Cost Averaging.  Certain minimums and restrictions may apply.

Dollar Cost Averaging Plus (DCA+). The One-Year Fixed Account Option, if currently available, is the “source account” designed for dollar cost averaging transfers of new premium payments to Investment Divisions or other Fixed Account Options .  A Contract Value of $15,000 is required to participate.  The source account is credited with an enhanced interest rate, depending on the available period that is specified.  Transfers out of the source account will cause the effective yield over the specified period to be lower, however, because the credited interest rate will be applied to a declining balance.  Monies in the DCA+ will be systematically transferred monthly to the Investment Divisions or other Fixed Account Options over a DCA+ term of either twelve or six months .  You may establish more than one DCA+ program of varying terms in the One-Year Fixed Account Option corresponding to your subsequent premium payments.  The minimum transfer amount is $100 or the remaining balance, if less, in the source account for each term.

For Contracts issued on or after October 11, 2010 , transfers out of the DCA+ Fixed Account Option other than the automatic DCA+ transfers can be made only if you discontinue use of the DCA+ Fixed Account Option.  Also, for Contracts issued on or after October 11, 2010 , if we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) you may not discontinue the DCA+ Fixed Account Option or otherwise transfer or withdraw any amounts from the DCA+ Fixed Account Option, but (ii) automatic transfers pursuant to DCA+ will not count against any maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option.

There is no charge for DCA+.  You should consult your Jackson representative with respect to the current availability of the DCA+.

Earnings Sweep. You can choose to move your earnings from the Money Market Investment Division or the one-year Fixed Account Option, if available, on a monthly basis, and there is no minimum transfer amount.  There is no charge for Earnings Sweep.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages.   If your Contract was issued on or after October 11, 2010, rebalancing will terminate if your rebalancing program includes the one-year Fixed Account Option and (i) we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” or (ii) we exercise our right to require that any premiums allocated to the one-year Fixed Account Option be automatically transferred out of that option over a period of time that we specify.  In that case, however, you could re-elect automatic rebalancing without the one-year Fixed Account Option.   Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.  There is no charge for Rebalancing.

You may cancel a Dollar Cost Averaging, DCA+, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

Free Look. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it.  We will return

●	the Contract Value, plus
●	any fees (other than asset-based fees) and expenses deducted from the premiums, minus
●	any applicable Contract Enhancement recapture charges.

We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent.  We will return premium payments where required by law.  In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions.  State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.

●	Total return is the overall change in the value of an investment in an Investment Division over a given period of time.
●	Standardized average annual total return is calculated in accordance with SEC guidelines.
●
Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return.  For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

●	Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period.  Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features.  The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

Restrictions Under the Texas Optional Retirement Program (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code.  In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education.  The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved contract or vendor during the period of ORP participation.  These requirements will apply to any other jurisdiction with comparable requirements.

Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract.  Any change or waiver must be in writing.  We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Legal Proceedings.  Jackson is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products.  These matters are sometimes referred to as market conduct litigation.  The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present.  Jackson has retained national and local counsel experienced in the handling of such litigation.  To date, such litigation has either been resolved by Jackson on a non-material basis, or is being vigorously defended.  Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable.  Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2009, for information concerning such amounts that have been accrued.  At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.

PRIVACY POLICY

Collection of Nonpublic Personal Information.  We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

●	Information we receive from you on applications or other forms;
●	Information about your transactions with us;
●	Information we receive from a consumer reporting agency;
●	Information we obtain from others in the process of verifying information you provide us; and
●	Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

Disclosure of Current and Former Customer Nonpublic Personal Information. We will not disclose our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, except as permitted by law.  To the extent permitted by law, we may disclose to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request.  We do not sell information to either affiliated or non-affiliated parties.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications.  Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested.  These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.
You should know that your representative is independent of Jackson.  He or she is responsible for the use and security of information you provide him or her.  Please contact your representative if you have questions about his or her privacy policy.

Security to Protect the Confidentiality of Nonpublic Personal Information.  We have security practices and procedures in place to prevent unauthorized access to your nonpublic personal information.  Our practices of safeguarding your information help protect against the criminal use of the information.  Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We restrict access to nonpublic personal information about you to our employees, agents and contractors.  We maintain physical, electronic and procedural safeguards that comply with federal and state regulations to guard your nonpublic personal information.

TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History	2
Services	7
Purchase of Securities Being Offered	7
Underwriters	7
Calculation of Performance	7
Additional Tax Information	9
Annuity Provisions	19
Net Investment Factor	20
Condensed Financial Information	20

APPENDIX A

“JNL®,” “Jackson National®” and “Jackson®” are trademarks or service marks of Jackson National Life Insurance Company.

“Dow Jones®”, “Dow Jones Industrial AverageSM”, “DJIASM” “Dow Jones Select Dividend IndexSM,” “The DowSM” and “the Dow 10SM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to CME Group Index Holdings LLC (“CME”) and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company®.  Dow Jones, CME and their respective affiliates have no relationship to the JNL Variable Fund LLC and Mellon Capital Management Corporation, other than the licensing of the Dow Jones Industrial Average (DJIA) and their respective service marks for use in connection with the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

Dow Jones, CME and their respective affiliates do not:
●
Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

●
Recommend that any person invest in the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, or the JNL/Mellon Capital Management Technology Sector Fund.

●
Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

●
Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

●
Consider the needs of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or the owners of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.

Dow Jones, CME and their respective affiliates will not have any liability in connection with the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, or the JNL/Mellon Capital Management Technology Sector Fund. Specifically,

●	Dow Jones, CME and their respective affiliates do not make any warranty, express or implied, and Dow Jones, CME and their respective affiliates disclaim any warranty about:
●
The results to be obtained by the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund, the owners of the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other person in connection with the use of the DJIA and the data included in the DJIA;

	●	The accuracy or completeness of the DJIA and its data;
	●	The merchantability and the fitness for a particular purpose or use of the DJIA and its data;
●	Dow Jones, CME and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the DJIA or its data;
●
Under no circumstances will Dow Jones, CME and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the indexes and trademarks referred to above by Jackson National Life Insurance Company® and Dow Jones is solely for the benefit of the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund and not for any other third parties.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq®25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund.  The JNL/Mellon Capital Management Nasdaq® 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ® 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

“NYSE®” is a registered mark of, and “NYSE International 100 IndexSM” is a service mark of, the New York Stock Exchange, Inc. (“NYSE”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.  The JNL/Mellon Capital Management NYSE® International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE® International 25 Fund.

“NYSE International 100 IndexSM” is a service mark of NYSE Group, Inc.  NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the “NYSE International 100 IndexSM” (the “Index”) and its service marks for use in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.

NYSE Group, Inc. does not:

• Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Recommend that any person invest in the JNL/Mellon Capital Management NYSE® International 25 Fund or any other securities.
• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE® International 25 Fund.
• Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Consider the needs of the JNL/Mellon Capital Management NYSE® International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.  Specifically,

• NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
• The results to be obtained by the JNL/Mellon Capital Management NYSE® International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
• The accuracy or completeness of the Index and its data;
• The merchantability and the fitness for a particular purpose or use of the Index and its data;
• NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
• Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other third parties.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”).  Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500®,” “S&P 500 Index®,” “S&P MidCap 400 Index®,” and the “S&P SmallCap 600 Index®” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and have been licensed for use by Jackson.  The JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P® 10 Fund, the JNL/Mellon Capital Management S&P® SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management S&P® 24 Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor’s Index  are not sponsored, endorsed, sold or promoted by S&P and its affiliates. S&P is not an investment adviser and S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in these Funds.  Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P.  S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund.  Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

“Value Line®,” “The Value Line Investment Survey,” and “Value Line TimelinessTM Ranking System” are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson.  The JNL/Mellon Capital Management Value Line® 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. (“Value Line”).  Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line® 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund.  Jackson is not affiliated with any Value Line Company.

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

APPENDIX B

CONTRACT ENHANCEMENT RECAPTURE CHARGE PROSPECTUS EXAMPLES

Example 1 illustrates the application of the 4% Contract Enhancement endorsement to a Contract with a single premium payment and the application of withdrawal charges (using the base withdrawal charge schedule) and recapture charges upon a partial withdrawal when earnings exceed 10% of remaining premium (and, therefore, there is no free withdrawal).  This example assumes that the Contract is issued on October 1, 2010, and that the Contract Value grows to $128, 837.76 by September 30, 2014.  The Contract Owner requests that he or she be sent $100,000 on September 30,2014.  The Contract Value will have to be reduced by not only the $100,000, but also by the applicable Withdrawal Charge and Recapture Charge owed to us given the amount of premium withdrawn that is subject to those charges, as illustrated below.

Example 1
10/1/2010	: Contract Issue Date
$100,000.00	: Premium
4.00%	: Contract Enhancement Percentage
$4,000.00	: Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (4.00%))
6.00%	: Withdrawal Charge Percentage for Completed Year 3-4 (WC%)
2.50%	: Recapture Charge Percentage for Completed Year 3-4 (RC%)
5.50%	: Hypothetical Net Return

At end of Year 4
9/30/2014
$128,837.76	: Contract Value at end of Year 4
$100,000.00	: Net Withdrawal Amount (The amount requested to be sent.)

$28,837.76	: Earnings (Contract Value ($128,837.76) less Premium ($100,000)), which are presumed to be withdrawn first and without charges.
$71,162.24	: Net Withdrawal Amount requested ($100,000) minus Earnings ($28,837.76).
$77,772.94
: Corresponding Premium.  The amount to which the appropriate recapture charge percentage and withdrawal charge percentage are applied.  This amount is determined by multiplying the Net Withdrawal Amount requested minus Earnings ($71,162.24) by a factor determined by the percentage amounts of the applicable charges.  It is the actual amount of premium that will need to be withdrawn to send the Contract Owner the Net Withdrawal Amount and apply the remainder to pay the charges to us.  In this example, the corresponding premium is specifically calculated as follows: $71,162.24 X (1/[1 – (6.00% + 2.50%)]) = $77,772.94.  In this calculation, the 6.00% represents the WC%, and the 2.50% represents the RC%.

$100,000.00	: Net Withdrawal Amount
$4,666.38	: Withdrawal Charge: $77,772.94 multiplied by WC% (6.00%)
$1,944.32	: Recapture Charge: $77,772.94 multiplied by RC% (2.50%)
$106,610.70
: Total Withdrawal Amount (Net Withdrawal requested ($100,000.00) plus the Withdrawal Charge ($4,666.38) and the Recapture Charge ($1,944.32) that is imposed on the withdrawal of premium) which is the total amount deducted from the Contract Value)

$22,227.06	Contract Value after Total Withdrawal ($128,837.76 less $106,610.70)

Example 2 illustrates the application of the 4% Contract Enhancement endorsement to a Contract with multiple premium payments and the application of withdrawal charges (using the base withdrawal charge schedule) and recapture charges upon a partial withdrawal when earnings do not exceed 10% of remaining premium.  This example assumes that the Contract is issued on October 1, 2010, the Contract Owner makes an additional premium payment of $100,000 on November 1, 2012, and that the Contract Value grows to $207,000 by December 15, 2012.  The Contract Owner requests that he or she be sent $150,000 on December 15, 2012.  The Contract Value will have to be reduced by not only the $150,000, but also by the applicable Withdrawal Charge and Recapture Charge owed to us given the amount of premium withdrawn that is subject to those charges, as illustrated below.  For purposes of the withdrawal charge and recapture charge, we treat withdrawals as coming first from earnings, which are withdrawn without withdrawal charges and recapture charges, and then from the oldest remaining premium, which will have the lowest withdrawal charges and recapture charges of any premium remaining in the Contract.

Example 2
10/1/2010	: Contract Issue Date
$100,000.00	: Premium 1
4.00%	: Contract Enhancement Percentage
$4,000.00	: Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (4.00%))
7.00%	: Withdrawal Charge Percentage for Completed Year 2-3 (WC%1)
2.50%	: Recapture Charge Percentage for Completed Year 2-3 (RC%1)

11/1/2012
$100,000.00	: Premium 2 received in Contract Year 2-3
3.00%	: Contract Enhancement Percentage for Premium received in Contract Year 2-3
$3,000.00	: Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (3.00%))
8.50%	: Withdrawal Charge Percentage for Completed Year 0-1 (since the receipt of the premium) (WC%2)
2.50%	: Recapture Charge Percentage for Completed Year 0-1 (since the receipt of the premium) (RC%2)
0.00%	: Hypothetical Net Return

12/15/2012
$207,000.00	: Contract Value
$150,000.00	: Net Withdrawal Amount (The amount requested to be sent.)

$7,000.00	: Earnings (Contract Value ($207,000) less Premiums ($200,000)), which are presumed to be withdrawn first and without charges.
$13,000.00	: Amount available for withdrawal under the free withdrawal provision [(Premium ($200,000) multiplied by 10%) less Earnings ($7,000)]
$130,000.00	: Net Withdrawal Amount ($150,000) requested minus Earnings ($7,000) and minus the free withdrawal amount ($13,000)).

$100,000.00	: Total Corresponding Premium 1, which is the oldest remaining premium. All of this premium must be withdrawn to meet the requested Net Withdrawal Amount.
$90,500.00
: The amount of Premium 1 withdrawn  after deducting the Withdrawal Charge and the Recapture Charge paid to us (Total Corresponding Premium 1 withdrawn ($100,000) less the Withdrawal Charge from Premium 1($100,000 multiplied by WC%1 (7.00%) equals $7,000) less the Recapture Charge from Premium 1 ($100,000 multiplied by RC%1 (2.50%) equals $2,500))

$39,500.00
: Net withdrawal amount needed from Premium 2, which is equal to the Net Withdrawal Amount requested ($150,000), minus Earnings ($7,000), minus the free withdrawal amount ($13,000), and minus the amount withdrawn from Premium 1 after deducting the Withdrawal Charge and the Recapture Charge ($90,500)

$44,382.02
: Total Corresponding Premium 2.  The amount of Premium 2 to which the appropriate recapture charge percentage and withdrawal charge percentage are applied.  This amount is determined by multiplying the net withdrawal amount needed from Premium 2 ($39,500) by a factor determined by the percentage amounts of the applicable charges.  In this example, the corresponding premium 2 is specifically calculated as follows: $39,500 X (1/[1 – (8.50% + 2.50%)]) = $44,382.02.  In this calculation, the 8.50% represents the WC%2, and the 2.50% represents the RC%2.

$150,000.00	: Net Withdrawal Amount
$7,000.00	: Withdrawal Charge from Premium 1: $100,000 multiplied by WC%1 (7.00%)
$2,500.00	: Recapture Charge from Premium 1: $100,000 multiplied by RC%1 (2.50%)
$3,772.47	: Withdrawal Charge from Premium 2: $44,382.02 multiplied by WC%2 (8.50%)
$1,109.55	: Recapture Charge from Premium 2: $44,382.02 multiplied by RC%2 (2.50%)
$164,382.02
: Total Withdrawal Amount (Net Withdrawal requested ($150,000.00) plus the Withdrawal Charge ($7,000.00 plus $2,500.00 equals $9,500.00 in total Withdrawal Charges) and the Recapture Charge ($3,772.47 plus $1,109.55 equals $4,882.02 in total Recapture Charges) that is imposed on the withdrawal of premium) which is the total amount deducted from the Contract Value)

$42,617.98	: Contract Value after Total Withdrawal ($207,000.00 less $164,382.02)

Example 3 illustrates the application of the 4% Contract Enhancement endorsement to a Contract with a single premium payment and the application of recapture charges when a contract is annuitized and the corresponding Income Date is within the recapture charge schedule (please see the Recapture Charge Schedule(s) beginning on page 45 of this prospectus).  This example assumes that the Contract is issued on October 1, 2010, and that the Contract Value grows to $128,837.76 by September 30, 2014.  The Contract Owner requests to annuitize his or her Contract and the Income Date is September 30, 2014.

Example 3
10/1/2010	: Contract Issue Date
$100,000.00	: Premium
4.00%	: Contract Enhancement Percentage
$4,000.00	: Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (4.00%))
2.50%	: Recapture Charge Percentage for Completed Year 3-4 (RC%)
5.50%	: Hypothetical Net Return

At end of Year 4
9/30/2014	: Income Date
$128,837.76	: Contract Value at end of Year 4
$2,500.00	: Recapture Charge when the Income Date is at the end of Year 4: Premium ($100,000) multiplied by RC% (2.50%)
$126,337.76	: Contract Value to be annuitized (Contract Value less Recapture Charge on the Income Date)

APPENDIX C

BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2009 from the Distributor in relation to the sale of our variable insurance products.

1st Discount Brokerage Inc.	Center Street Securities	FSP Investments LLC	Investors Capital Corp.
1st Global Capital Corporation	CFD Investments, Inc.	Fulcrum Securities Inc.	Investors Security Co Inc.
Advisory Group Equity Services	Commonwealth Financial Network	G. F. Investment Services, LLC	J.J.B. Hilliard, W.L. Lyons, LLC
American Capital Partners LLC	Compak Securities Inc.	G.A. Repple & Company	J.W. Cole Financial, Inc.
American Independent Securities Group	Comprehensive Asset Mgmt and Servicing, Inc.	G.W. Sherwold Associates, Inc.	Janney Montgomery Scott, LLC
American Portfolios Financial Services, Inc.	Crowell, Weedon & Company	Geneos Wealth Management, Inc.	JP Turner & Company, LLC
Ameriprise Financial Services Inc.	Crown Capital Securities L.P.	Genworth Financial Securities	JRL Capital Corporation
Ameritas Investment Corp.	CUE Financial Group, Inc.	Girard Securities, Inc.	K. W. Chambers & Co.
Apple Tree Investments	CUSO Financial Services	Great American Advisors, Inc.	Kalos Capital, Inc.
Askar Corp	Cutter and Company	GWN Securities, Inc.	KCD Financial
Assist Investment Management Company, Inc.	D H Hill Securities LLP	H. Beck, Inc.	Key Investment Services LLC
Associated Securities Corp.	D.A. Davidson & Co.	H.D. Vest Investment Securities	KMS Financial
Ausdal Financial Partners Inc.	David A. Noyes & Company	Hantz Financial Services, Inc.	Koehler Financial, LLC
AXA Advisors LLC	Eagle One Investments, LLC	Harbor Financial Services	Kovack Securities, Inc.
BancWest Investment Services Inc.	EDI Financial, Inc.	Harbour Investment, Inc.	L.M. Kohn & Company
BB&T Investment Services Inc.	Ensemble Financial Services	Harger & Company	Labrunerie Financial, Inc.
BCG Securities	Equity Services, Inc.	Harold Dance Investments	Landoak Securities
Beneficial Investment Services	Essex National Securities	Harvest Capital	Lasalle St Securities LLC
Benjamin F. Edwards & Co. Inc.	Feltl & Company	Hazard & Siegel, Inc.	Legend Equities Corp.
Bentley-Lawrence Securities	Ferris Baker Watts, Inc.	HBW Securities	Leigh Baldwin & Company, LLC
Berthel Fisher & Company Financial Services	Fifth Third Securities	Heartland	Lincoln Financial
BOSC, Inc.	Financial Advisers of America	Heritage Financial Systems Inc	Lincoln Investment Planning
Brecek & Young Advisors, Inc.	Financial Network Investment	Hornor Townsend & Kent, Inc.	Lombard Securities
Broker Dealer Financial	Financial Planning Consultants	Huntleigh Securities Corp.	Lowell & Company Inc.
Brokers International Financial Services, LLC	Financial Security Management	IBN Financial Services	LPL Financial Corporation
Brookstone Securities	Financial West Investment Group	IMS Securities	Madison Avenue Securities, Inc.
Butler Freeman Tally Financial Group, LLC	Fintegra	Independent Financial Group	Main Street Securities
Cadaret, Grant & Company	First Allied Securities, Inc.	Infinex Investments	Medallion Investment Services Inc.
Cambridge Investment Research	First Brokerage America	ING Financial	Merrimac Corporate Securities Inc.
Cape Securities Inc.	First Citizens Investor Services	Institutional Securities Corp.	Metlife Securities
Capital Analysts, Inc.	First Financial Equity	InterCarolina Financial Services	Michigan Securities Inc.
Capital Financial Services	First Heartland Capital, Inc.	Intervest International	Mid Atlantic Securities Inc.
Capital Guardian LLC	First Independent Financial	Invest Financial Corp.	Midwest Financial and
Capital Investment Brokerage, Inc.	FMN Capital Corporation	Investacorp, Inc.	Investment Services, Inc.
Capital Investment Group, Inc.	Foresters Equity Services Inc.	Investment Centers of America, Inc.	MML Investors Services Inc.
Capitol Securities Management	Fortune Financial Services	Investment Network	Money Concepts Capital Corp.
Capwest Securities, Inc.	Founders Financial Securities	Investment Planners Inc.	Moors & Cabot Inc.
CCF Investments	FPA Fund Distributors, Inc.	Investment Professionals, Inc.	Morgan Keegan & Company
Centaurus Financial, Inc.	FSC Securities Corporation	Investment Securities, Inc.	Morris Group, Inc.
Multi-Financial Securities Corp.	Quest Securities	Southwest Securities Financial Services, Inc.	Valmark Securities, Inc.
Mutual of Omaha Investor Services, Inc.	Questar Capital Corp.	Spectrum Capital	Vanderbilt Securities LLC
Mutual Service Corp.	Raymond James	Stephens Inc.	Veritrust Financial LLC
National Planning Corporation	RBC Capital Markets Corp.	Sterne Agee Financial Services	Vorpahl Wing Securities Inc.
National Securities Corp.	Regal Securities Inc.	Stifel Nicolaus & Company	VSR Financial Services, Inc.
New England Securities	Resource Horizons Group	Summit Brokerage Services, Inc.	Wall Street Financial Inc.
Newbridge Securities Corporation	Ridgeway & Conger Inc.	Summit Equities Inc.	Walnut Street Securities
Newport Coast Securities, Inc.	RNR Securities LLC	Sunset Financial Services, Inc.	Waterford Investor Services
NEXT Financial Group, Inc.	Robert W Baird & Company, Inc.	SWBC Investment Services, LLC	Waterstone Financial Group
NFP Securities, Inc.	Rogan & Associates, Inc.	Synergy Investment Group	Wedbush Morgan Securities
Northridge Securities Corp.	Royal Alliance Associates, Inc.	The Huntington Investment Company	Wells Fargo Advisors LLC
NRP Financial, Inc.	S M H Capital Inc.	The Investment Center, Inc.	Western Equity Group
NYLife Securities LLC	Sagepoint Financial, Inc.	The Leaders Group, Inc.	WFG Investments, Inc.
OneAmerica Securities	Sammons Securities Company, LLC	The O.N. Equity Sales Company	Wilbanks Securities
Oppenheimer & Company	SCF Securities	The Strategic Financial Alliance, Inc.	Woodbury Financial Services, Inc.
Pacific West	Schlitt Investor Services, Inc.	Thrasher & Company	Woodstock Financial Group
Packerland Brokerage Services	Scott & Stringfellow, Inc.	Thrivent Investment Management	Workman Securities Corp.
Park Avenue Securities	Securian Financial Services	Tower Square Securities, Inc.	World Choice Securities Inc.
Paulson Investment Company	Securities America, Inc.	Transamerica Financial Advisors, Inc.	World Equity Group, Inc.
Peoples Securities	Securities Service Network	Triad Advisors, Inc.	World Financial Group
Planmember Securities	Sentinel Securities	Trustmont Financial Group	WRP Investments, Inc.
Prime Capital Services Inc.	SICOR Securities, Inc.	UBS Financial Services, Inc.	Wunderlich Securities
Primevest Financial Services, Inc.	Sigma Financial Corp.	UnionBanc Investment Services LLC
Princor Financial Services Corporation	Signator Investors, Inc.	United Brokerage Services, Inc.
Pro Equities, Inc.	SII Investments, Inc.	United Equity Securities
Professional Asset Management	Silver Oak Securities	United Planners' Financial
Prospera Financial Services, Inc.	Sorrento Pacific Financial, LLC	Services of America
Purshe Kaplan Sterling	South Valley Wealth Management	USA Financial Securities Corp.
QA3 Financial Corporation	Southeast Investments	UVEST Financial Services Group, Inc.

APPENDIX D

GMAB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMAB with a Guarantee Period of 10 years when you purchased your Contract, on your application you chose to allocate 80% of your Premium to the Investment Divisions and 20% to the 5 Year Fixed Account Option (with a crediting rate of 3.25%), the required allocation percentage to the GMAB Fixed Account is 30%, the crediting rate for the GMAB Fixed Account is 3.50%, no other optional benefits were elected, your initial premium payment was $100,000. All partial withdrawals include any applicable withdrawal charges.

Example 1:  At election, a percentage of your funds is automatically allocated to the GMAB Fixed Account and your Guaranteed Value is determined.

•	If the GMAB is elected at issue:
o	$30,000 is allocated to the GMAB Fixed Account, which is 30% of your initial Premium payment.
o	$56,000 is allocated to the Investment Divisions, which is 80% of the remaining 70% of your initial Premium Payment.
o	$14,000 is allocated to the 5 Year Fixed Account Option, which is 20% of the remaining 70% of your initial Premium Payment.
o	Your Guaranteed Value is $100,000, which is your initial Premium payment.

Example 2: Upon payment of a subsequent Premium within 90 days of the Issue Date of the Contract, a percentage of your Premium payment is automatically allocated to the GMAB Fixed Account and your Guaranteed Value is re-determined.  Your Guaranteed Value is subject to a maximum of $5,000,000.

•	Example 2a: If you make an additional Premium payment of $50,000 and your Guaranteed Value is $100,000:
o	$15,000 is allocated to the GMAB Fixed Account, which is 30% of your additional Premium payment.
o	$28,000 is allocated to the Investment Divisions, which is 80% of the remaining 70% of your additional Premium Payment.
o	$7,000 is allocated to another 5 Year Fixed Account Option, which is 20% of the remaining 70% of your additional Premium Payment.
o	Your Guaranteed Value is $150,000, which is your additional Premium payment plus the Guaranteed Value before your additional Premium Payment.

•	Example 2b: If you make an additional Premium payment of $4,950,000 and your Guaranteed Value is $100,000:
o	$1,485,000 is allocated to the GMAB Fixed Account, which is 30% of your additional Premium payment.
o	$2,772,000 is allocated to the Investment Divisions, which is 80% of the remaining 70% of your additional Premium Payment.
o	$693,000 is allocated to another 5 Year Fixed Account Option, which is 20% of the remaining 70% of your additional Premium Payment.
o	Your Guaranteed Value is $5,000,000, which is the maximum since your additional Premium payment plus the Guaranteed Value before your additional Premium Payment exceeds the maximum of $5,000,000.

•	Note:
o	An initial Contract Value that exceeds the Guaranteed Value at the beginning of the Guarantee Period diminishes the value of the GMAB.

Example 3: If you take a partial withdrawal of $15,000 at the end of the third Contract Year, while the GMAB is in effect, the GMAB Fixed Account value, Fixed Account Option values, Separate Account Contract Value and Guaranteed Value are re-determined.

•
Example 3a:  If your Separate Account Contract Value is $65,000, your GMAB Fixed Account value is $33,261.54 and your 5 Year Fixed Account Option value is $15,409.84 for a total Contract Value of $113,671.38 just before the withdrawal, the withdrawal is taken proportionately from each account:

o	$4,389.17 is deducted from your GMAB Fixed Account and the new GMAB Fixed Account value is $28,872.37.
o	$8,577.36 is deducted from your Investment Divisions and the new Separate Account Contract Value is $56,422.64.
o	$2,033.47 is deducted from your 5 Year Fixed Account Option and the new 5 Year Fixed Account Option value is $13,376.37
o	Your total new Contract Value is $98,671.38.
o
Your Guaranteed Value of $100,000 is reduced by the same proportion that your total Contract Value is reduced, which is $98,671.38 divided by $113,671.38 (87%).  The new Guaranteed Value is 87% of the original Guaranteed Value, which is $86,804.07.

•
Example 3b:  If your Separate Account Contract Value is $30,000, your GMAB Fixed Account value is $33,261.54 and your 5 Year Fixed Account Option value is $15,409.84 for a total Contract Value of $78,671.38 just before the withdrawal, the withdrawal is taken proportionately from each account:

o	$6,341.86 is deducted from your GMAB Fixed Account and the new GMAB Fixed Account value is $26,919.67.
o	$5,720.00 is deducted from your Investment Divisions and the new Separate Account Contract Value is $28,280.00.
o	$2,938.14 is deducted from your 5 Year Fixed Account Option and the new 5 Year Fixed Account Option value is $12,471.70.
o	Your total new Contract Value is $63,671.38.
o
Your Guaranteed Value of $100,000 is reduced by the same proportion that your total Contract Value is reduced, which is $63,671.38 divided by $78,671.38 (81%).  The new Guaranteed Value is 81% of the original Guaranteed Value, which is $80,933.35.

o
Note:  This example illustrates that, when the Contract Value is less than the GV at the time a partial withdrawal is made, the partial withdrawal reduces the GV by a dollar amount that is greater than the dollar amount withdrawn.

•	Note:
o	As examples 3a and 3b together illustrate, the impact of a withdrawal on the Guaranteed Value in a down market is greater than that in an up market.
o
Withdrawals from the Fixed Account Options and the GMAB Fixed Account may be subject to an Excess Interest Adjustment.  Withdrawal charges may also apply and the net withdrawal may be less than $15,000.

Example 4:  If you terminate your GMAB on your seventh Contract Anniversary, the entire GMAB Fixed Account value is automatically transferred to the Investment Divisions and Fixed Account Options according to your specified premium allocations.  The amount transferred from the GMAB Fixed Account is subject to an Excess Interest Adjustment.

•
Example 4a:  If your Separate Account Contract Value is $45,000, your GMAB Fixed Account value is $38,168.38 and your 5 Year Fixed Account Option value is $17,512.92 for a total Contract Value of $100,681.30 just before you terminate your GMAB and the crediting rate for a new 10 Year GMAB Fixed Account is 4.00%:

o
$38,168.38 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $0.  The amount transferred is subject to an Excess Interest Adjustment, which reduces the amount transferred by $1,085.29 for a net transfer of $37,083.09

o	$29,666.47 is transferred to the Investment Divisions, which is 80% of the net transfer from the GMAB Fixed Account. Your new Separate Account Contract Value is $74,666.47.
o	$7,416.62 is transferred to a 5 Year Fixed Account Option, which is 20% of the net transfer from the GMAB Fixed Account. Your new Fixed Account Option value is $24,929.54
o	Your total new Contract Value is $99,596.01.

Example 5:  At the end of the Guarantee Period, the excess of the Guaranteed Value over the Contract Value, if any, is credited to your Contract Value according to your specified premium allocations.

•
Example 5a:  If your Separate Account Contract Value is $30,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $91,594.48 at the end of the Guarantee Period and you do not request to re-elect the GMAB:

o	The amount of the benefit is $8,405.52, which is the excess of the Guaranteed Value over the Contract Value.
o	$1,681.10 is deposited in a 5 Year Fixed Account Option, which is 20% of the amount of the benefit amount.
o	$6,724.42 is deposited in the Investment Divisions, which is 80% of the benefit amount.
o	Your total new Contract Value is $100,000.
o	$42,317.96 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $0.
o	$8,463.59 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $29,421.21.
o	$33,854.37 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $70,578.79.
o	Your new Guaranteed Value is $0 and your GMAB charges cease.

•
Example 5b:  If your Separate Account Contract Value is $30,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $91,594.48 at the end of the Guarantee Period and you request to re-elect the GMAB:

o	The amount of the benefit is $8,405.52, which is the excess of the Guaranteed Value over the Contract Value.
o	$1,681.10 is deposited in a 5 Year Fixed Account Option, which is 20% of the amount of the benefit amount.
o	$6,724.42 is deposited in the Investment Divisions, which is 80% of the benefit amount.
o	Your total new Contract Value is $100,000.
o	$12,317.96 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $30,000, which is 30% of your Contract Value.
o	$2,463.59 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $23,421.21.
o	$9,854.37 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $46,578.79.
o	Your new Guaranteed Value is $100,000.

•
Example 5c:  If your Separate Account Contract Value is $45,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $106,594.48 at the end of the Guarantee Period and you do not request to re-elect the GMAB:

o	The amount of the benefit is $0, since your Contract Value is greater than the Guaranteed Value.
o	Your total Contract Value is $106,594.48.
o	$42,317.96 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $0.
o	$8,463.59 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $27,740.11.
o	$33,854.37 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $78,854.37.
o	Your new Guaranteed Value is $0 and your GMAB charges cease.

•
Example 5d:  If your Separate Account Contract Value is $45,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $106,594.48 at the end of the Guarantee Period and you request to re-elect the GMAB:

o	The amount of the benefit is $0, since your Contract Value is greater than the Guaranteed Value.
o	Your total Contract Value is $106,594.48.
o	$10,339.62 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $31,978.34, which is 30% of your Contract Value.
o	$2,067.92 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $21,344.44.
o	$8,271.70 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $53,271.70.
o	Your new Guaranteed Value is $106,594.48.

APPENDIX E

GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%.  The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus.  If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.  If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage. See Appendix F for examples regarding Jackson Select GMWB and Jackson Select GMWB with Joint Option for those endorsements issued on or after October 11, 2010, as well as LifeGuard Freedom Flex GMWB, and LifeGuard Freedom Flex GMWB with Joint Option.

Example 1: This example demonstrates how GMWB values are set at election.

▪	Example 1a: If the GMWB is elected at issue:
♦	Your initial GWB is $100,000, which is your initial Premium payment.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).
♦	If your endorsement includes an Earnings-Sensitive Adjustment, your initial GMWB Earnings Determination Baseline is $100,000, which is your initial premium payment.

▪	Example 1b: If the GMWB is elected after issue (if permitted) when the Contract Value is $105,000:
♦	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.
♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪
Example 1c: If the GMWB is elected after issue (if permitted) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

♦
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.  If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:
♦	If your endorsement contains a varying benefit percentage:
-
Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

-
If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.
♦	If your endorsement includes a 200% Guaranteed Withdrawal Balance Adjustment provision, your initial 200% GWB adjustment is set equal to 200% times your initial GWB.
♦	If your endorsement includes a 400% Guaranteed Withdrawal Balance Adjustment provision, your initial 400% GWB adjustment is set equal to 400% times your initial GWB.
♦	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB death benefit is set equal to your initial GWB.
♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your initial GMWB Earnings Determination Baseline is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

Example 2: This example demonstrates how your GAWA% is determined.  If your endorsement contains a varying benefit percentage, your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of the a GMWB Income Option.  Your GAWA% is set based upon your attained age at that time.  Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪
If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

Example 3: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined.

▪	Example 3a: This example demonstrates what happens if you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:
♦
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).  Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

♦	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).
♦
If your endorsement includes an Earnings-Sensitive Adjustment and your GMWB Earnings Determination Baseline is $100,000 at the time of the additional Premium payment, your new GMWB Earnings Determination Baseline is $150,000, which is your GMWB Earnings Determination Baseline prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).  Note that GMWB Earnings Determination Baseline is not subject to a maximum.

▪
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent premium.  If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

♦	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.
♦	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:
♦	If your endorsement contains a varying benefit percentage:
-	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA % has been determined.
-	If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.
♦	If your endorsement includes a 200% Guaranteed Withdrawal Balance Adjustment provision:
-
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your 200% GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000.  For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB adjustment value before the additional Premium payment is $200,000, then the 200% GWB adjustment is increased by 200% of the additional premium payment.  The resulting 200% GWB adjustment is $200,000 + $100,000 = $300,000.

-
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your 200% GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000.  For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB adjustment value before the additional Premium payment is $200,000, then the 200% GWB adjustment is increased by 100% of the additional premium payment.  The resulting 200% GWB adjustment is $200,000 + $50,000 = $250,000.

♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is increased by the Premium payment, subject to a maximum of $5,000,000.
♦	If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline is increased by the Premium payment.

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA for endorsements for non-qualified and qualified contracts that do not permit withdrawals in excess of the GAWA or which is the greater of your GAWA or your RMD for those GMWBs related to qualified contracts that permit withdrawals in excess of the GAWA to equal your RMD).

▪	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:
♦	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).
♦	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

♦	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).
♦	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.
♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit may be reduced.  In the case where your GMWB death benefit is reduced for all withdrawals, it will be reduced by the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.

♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦	If your endorsement includes an Earnings-Sensitive Adjustment provision:
-
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however.  See Example 13.

-
An Earnings-Sensitive Adjustment may apply to your withdrawal, which will allow you to withdraw additional amounts from your contract during that Contract Year without causing a proportional reduction of your GMWB.  See Examples 13a and 13b.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

▪	Example 5a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual Step-Up provision, is effective on or after 5/3/2010, and is not a For Life GMWB , your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

-
Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000).

♦
Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007   or if your endorsement does not contain an annual Step-Up provision, is effective on or after 5/3/2010, and is not a For Life GMWB , your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007   or if your endorsement does not contain an annual Step-Up provision, is effective on or after 5/3/2010, and is not a For Life GMWB , your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

-
Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

♦
Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007   or if your endorsement does not contain an annual Step-Up provision, is effective on or after 5/3/2010, and is not a For Life GMWB , your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB).  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007   or if your endorsement does not contain an annual Step-Up provision, is effective on or after 5/3/2010, and is not a For Life GMWB , your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

-
Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

♦
Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007   or if your endorsement does not contain an annual Step-Up provision, is effective on or after 5/3/2010, and is not a For Life GMWB , your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal.  In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.
♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit will be reduced.  In the case where your GMWB Death Benefit is reduced for all withdrawals, the GMWB Death Benefit is reduced in the same manner that the GWB is reduced; it is first reduced dollar for dollar for the GAWA and then is reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.  Otherwise, your GMWB Death Benefit is only reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦	If your endorsement includes an Earnings-Sensitive Adjustment provision:
-
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however.  See Example 13.

-
Your GWB will be reduced dollar for dollar for up to the sum of the Earnings-Sensitive Adjustments during that Contract Year and the GAWA, and your GWB and GAWA will be reduced proportionally only for the portion of the withdrawal in excess of that amount.  See Example 13c.

Example 6: This example illustrates how GMWB values are re-determined upon step-up.  (This example only applies if your endorsement contains a Step-Up provision.)

▪
Example 6a: This example demonstrates what happens if at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

♦	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).
♦
If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

-
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

♦
However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

-	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:
•	Your GAWA% is set to 6%, since your Contract Value (or highest quarterly Contract Value, as applicable) ($200,000) is greater than your BDB ($100,000).
•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).
•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).

♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

-
If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

▪
Example 6b: This example demonstrates what happens if at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

♦	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).
-
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.  However, in this case, it is assumed that your initial Premium is $100,000.  Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%.  In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($90,000).

♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

-	Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.

▪	Notes:
♦
Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.  If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

♦
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

♦
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

♦	If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.
♦	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.
♦	If your endorsement contains a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since step-ups do not impact the GMWB death benefit.
♦
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values.  The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged since step-ups do not impact the GMWB Earnings Determination Baseline.

Example 7: This example demonstrates how the timing of a withdrawal request interacts with the timing of the Step-Up provision (if applicable) to impact re-determination of GMWB values.  (This example only applies if your endorsement contains a Step-Up provision.)

▪
Example 7a: This example demonstrates what happens if prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

♦
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable).  At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).  On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA.  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).  Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

-
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

-
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).  Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

♦
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000).  Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value.  At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA.  At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

-
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

-
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals.  At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($195,000).

▪	Notes:
♦
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

-
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.  This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

-	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.
♦	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.
♦	Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.
♦
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

♦
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

♦	If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the withdrawal (if not previously determined).
-
If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.

♦	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.
♦
If your endorsement contains a GMWB Death Benefit provision, the GMWB death benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB death benefit may be reduced for the withdrawal.

♦
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values.  The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline would not be adjusted for the step-up since step-ups do not impact the GMWB Earnings Determination Baseline, but your GMWB Earnings Determination Baseline may be reduced for the withdrawal.  See example 13 to see how the GMWB Earnings Determination Baseline is re-determined on a withdrawal.

Example 8: This example illustrates how GMWB values are re-determined upon application of the Guaranteed Withdrawal Balance Bonus.  (This example only applies during the Bonus Period if your endorsement contains a Guaranteed Withdrawal Balance Bonus provision.)

▪	Example 8a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).
♦	Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($107,000*0.05 = $5,350).
♦
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 8b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).
♦
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your bonus base is not recalculated upon the application of the bonus to your GWB.
♦
If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not impacted by the application of the bonus.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.
♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since the GMWB death benefit is not impacted by the application of the bonus.
♦	If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged since the GMWB Earnings Determination Baseline is not impacted by the application of the bonus.

Example 9: This example illustrates how the GAWA is re-determined when the For Life Guarantee becomes effective after the effective date of the endorsement.  At the time the For Life Guarantee becomes effective, your GAWA is re-determined.  (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 9a: This example demonstrates what happens if on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 9b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:
♦
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted.  However, your GAWA would not be permitted to exceed your remaining GWB.  Your GAWA is not recalculated since the Contract Value is $0.

♦	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 9c: This example demonstrates what happens if on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

♦
Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦
If your endorsement is effective on or after 03/31/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the date the youngest Covered Life attains, or would have attained, age 59 1/2 if your endorsement is a For Life GMWB with Joint Option).  If your endorsement is effective prior to 12/03/2007, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life’s 65th birthday if your endorsement is a For Life GMWB with Joint Option).  Otherwise, your reset date is the Contract Anniversary on or immediately following your 60th birthday.

Example 10: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option.  (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date.  Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect.  The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained).  The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

♦	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:
♦
If your endorsement is effective on or after 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 59 1/2.  If your endorsement is effective prior to 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life’s 65th birthday.

♦	If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.
♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged at the time of continuation.
♦	If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged at the time of continuation.

Example 11: This example demonstrates how the GWB is re-determined upon application of the 200% Guaranteed Withdrawal Balance Adjustment, your GWB is re-determined.  (This example only applies if your endorsement contains a 200% Guaranteed Withdrawal Balance Adjustment or a 400% Guaranteed Withdrawal Balance Adjustment provision.  If your endorsement contains a 400% Guaranteed Withdrawal Balance Adjustment provision, the examples below still apply, given that you replace the 200% in each of the calculations with 400%)

▪
Example 11a: This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $160,000, your 200% GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the 200% GWB adjustment ($160,000) or 2) the 200% GWB adjustment ($200,000).

▪
Example 11b: This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $210,000, your 200% GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the 200% GWB adjustment ($210,000) or 2) the 200% GWB adjustment ($200,000).

▪	Notes:
♦	The 200% GWB adjustment provision is terminated on the 200% GWB Adjustment Date after the 200% GWB adjustment is applied (if any).
♦	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.
♦	No adjustment is made to your bonus base since the bonus base is not impacted by the 200% GWB adjustment.
♦	If your endorsement allows for re-determination of the GAWA%, no adjustment is made to your BDB since the BDB is not impacted by the 200% GWB Adjustment.
♦	If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB death benefit since the GMWB death benefit is not impacted by the 200% GWB adjustment.
♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, no adjustment is made to your GMWB Earnings Determination Baseline since the GMWB Earnings Determination Baseline is not impacted by the 200% GWB adjustment.

Example 12: This example demonstrates how funds are transferred to or from the GMWB Fixed Account, on each Contract Month Anniversary via the formulas defined in the Transfer of Assets Methodology in Appendix G .  The annuity factors referenced in this example are also found in Appendix G .  (This example only applies if your endorsement contains a Transfer of Assets provision.)

▪
Example 12a: This example demonstrates what happens if on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000, and your Fixed Account Contract Value is $5,000:

♦	Your liability is equal to $91,560, which is your GAWA multiplied by your annuity factor ($6,000 * 15.26 = $91,560).
♦
The ratio is equal to 91.56%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($91,560 - $0) / ($95,000 + $5,000) = 91.56%].

♦
Since the ratio (91.56%) is greater than the upper breakpoint (83%), funds are transferred from the Investment Divisions and the Fixed Account Options to the GMWB Fixed Account.  The amount of the transfer is equal to $57,800, which is the lesser of 1) the Separate Account Contract Value plus the Fixed Account Contract Value ($95,000 + $5,000 = $100,000) or 2) the liability (net of the GMWB Fixed Account Contract Value) less 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - 0.80) = $57,800].

♦	Your GMWB Fixed Account Contract Value is $57,800, which is your previous GMWB Fixed Account Contract Value plus the amount of the transfer ($0 + $57,800 = $57,800).
♦
Your Separate Account Contract Value is $40,090, which is your previous Separate Account Contract Value less the amount of the transfer multiplied by the ratio of the Separate Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$95,000 - $57,800 * ($95,000 / ($95,000 + $5,000)) = $40,090].

♦
Your Fixed Account Contract Value is $2,110, which is your previous Fixed Account Contract Value less the amount of the transfer multiplied by the ratio of the Fixed Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$5,000 - $57,800 * ($5,000 / ($95,000 + $5,000)) = $2,110].

▪
Example 12b: This example demonstrates what happens if on your 13th Contract Monthly Anniversary, your annuity factor is 14.83, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $15,000, your Separate Account Contract Value is $90,000, your Fixed Account Contract Value is $10,000, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

♦	Your liability is equal to $88,980, which is your GAWA multiplied by your annuity factor ($6,000 * 14.83 = $88,980).
♦
The ratio is equal to 73.98%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($88,980 - $15,000) / ($90,000 + $10,000) = 73.98%].

♦
Since the ratio (73.98%) is less than the lower breakpoint (77%), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options.  The amount of the transfer is equal to $15,000, which is the lesser of 1) the GMWB Fixed Account Contract Value ($15,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($15,000 - $88,980 + 0.80 * ($90,000 + $10,000)) / (1 - 0.80) = $30,100].

♦	Your GMWB Fixed Account Contract Value is $0, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($15,000 - $15,000 = $0).
♦
Your Separate Account Contract Value is $104,250, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($90,000 + $15,000 * 0.95 = $104,250).

♦
Your Fixed Account Contract Value is $10,750, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($10,000 + $15,000 * 0.05 = $10,750).

▪
Example 12c: This example demonstrates what happens if on your 25th Contract Monthly Anniversary, your annuity factor is 14.39, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $100,000, your Separate Account Contract Value is $0, your Fixed Account Contract Value is $0, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

♦	Your liability is equal to $86,340, which is your GAWA multiplied by your annuity factor ($6,000 * 14.39 = $86,340).
♦	The ratio is not calculated since the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero.
♦
Since all funds are allocated to the GMWB Fixed Account and the GMWB Fixed Account Contract Value ($100,000) is greater than the liability ($86,340), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options.  The amount of the transfer is equal to $68,300, which is the lesser of 1) the GMWB Fixed Account Contract Value ($100,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($100,000 - $86,340 + 0.80 * ($0 + $0)) / (1 - 0.80) = $68,300].

♦	Your GMWB Fixed Account Contract Value is $31,700, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($100,000 - $68,300 = $31,700).
♦
Your Separate Account Contract Value is $64,885, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($0 + $68,300 * 0.95 = $64,885).

♦
Your Fixed Account Contract Value is $3,415, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($0 + $68,300 * 0.05 = $3,415).

▪	Notes:
♦
If your GAWA had not yet been determined prior to the transfer of assets calculation, the GAWA used in the liability calculation will be based on the GAWA% for your attained age (or the attained age of the youngest Covered Life if your endorsement is a For Life GMWB with Joint Option) at the time of the calculation multiplied by your GWB at that time.

♦
The amount transferred from each Investment Division and Fixed Account Option to the GMWB Fixed Account will be in proportion to their current value.  The amount transferred to each Investment Division and Fixed Account Option will be based on your most current premium allocation instructions.

♦	Funds transferred out of the Fixed Account Option(s) will be subject to an Excess Interest Adjustment (if applicable).
♦	No adjustments are made to the GWB, the GAWA, the bonus base, the GWB adjustment, or the GMWB death benefit as a result of the transfer.

Example 13: This example expands on the basic examples at pages 251 and 262 and demonstrates how GMWB values are valued and re-determined at the time of a withdrawal when the Earnings-Sensitive Adjustment increases the permissible withdrawal amount.  (This example only applies if your endorsement contains an Earnings-Sensitive Adjustment provision.)

▪
Example 13a: This example demonstrates how the Earnings-Sensitive Adjustment is applied if the GMWB Earnings are in excess of the total withdrawal.  This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $118,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

♦	Your GMWB Earnings are equal to $18,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($118,000 - $100,000 = $18,000).
♦
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000).  Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

♦	The Earnings-Sensitive Adjustment is equal to $3,333, which is the lesser of two quantities:
-	$7,200, which is equal to 40% of the GMWB Earnings (0.40 * $18,000 = $7,200)
-	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).
♦
The total withdrawal amount is equal to $8,333, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $3,333 = $8,333).

♦	Your Contract Value after the withdrawal is equal to $109,667, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($118,000 - $8,333 = $109,667).
♦
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $100,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($0, since the withdrawal of $8,333 is less than the GMWB Earnings of $18,000).  Since the GMWB Earnings is in excess of the total withdrawal the GMWB Earnings Determination Baseline is not reduced.

♦
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,333 + $5,000 - $8,333 = 0).

♦
Your GWB after the withdrawal is equal to $91,667, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $8,333 = $91,667). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

♦
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 13b: This example demonstrates how the Earnings-Sensitive Adjustment is applied if there are no GMWB Earnings in the Contract, i.e. your Contract Value is less than the GMWB Earnings Determination Baseline at the time of your total withdrawal.  This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $98,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

♦	Your GMWB Earnings are equal to $0, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($98,000 - $100,000 = -$2,000 which is less than zero).
♦
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000).  Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

♦	The Earnings-Sensitive Adjustment is equal to $0, which is the lesser of two quantities:
-	$0, which is equal to 40% of the GMWB Earnings (0.40 * $0 = $0)
-	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).
♦
The total withdrawal amount is equal to $5,000, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $0 = $5,000).

♦	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($98,000 - $5,000 = $93,000).
♦
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $95,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($5,000 - $0 = $5,000).  Since there are no GMWB Earnings at the time of the withdrawal the GMWB Earnings Determination Baseline is reduced by the total withdrawal amount.

♦
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $5,000 = 0).

♦
Your GWB after the withdrawal is equal to $95,000, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $5,000 = $95,000). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

♦
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 13c: This example demonstrates an Excess Withdrawal that results in a re-determination of your GWB and GAWA.  This example assumes that you request a withdrawal for $15,000 where at the time of the withdrawal your Contract Value is $108,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year.

♦	Your GMWB Earnings are equal to $8,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).
♦
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000).  Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

♦
Because you specified a withdrawal of exactly $15,000 including the Earnings-Sensitive Adjustment, the amount of the Earnings-Sensitive Adjustment for that withdrawal must be calculated. This requires a couple of steps.

First, the Earnings-Sensitive Adjustment that would apply to a withdrawal of the MEWAR is calculated.  This is the maximum Earnings-Sensitive Adjustment that could apply to a withdrawal of any size at that time.  The maximum Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two quantities:

$3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200)
$3,333, which is equal to 2/3 of the MEWAR (2/3 * $5,000 = $3,333).

Second, your requested withdrawal is compared to the withdrawal of the MEWAR ($5,000) plus the maximum Earnings-Sensitive Adjustment ($3,200).  Your requested withdrawal of $15,000 is greater than $8,200 ($5,000 + $3,200), so your Earnings-Sensitive Adjustment is equal to the maximum Earnings-Sensitive Adjustment ($3,200).

Thus, your $15,000 withdrawal has a $3,200 Earnings-Sensitive Adjustment.  Note that the result is the same as if you had requested a withdrawal of $11,800 plus the Earnings-Sensitive Adjustment, since your total withdrawal would also have been $15,000 in that case.

♦	The total withdrawal amount is equal to $15,000. Thus, your requested withdrawal exceeds your GAWA plus the Earnings-Sensitive Adjustment.
♦	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $15,000 = $93,000).
♦
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $93,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($15,000 - $8,000 = $7,000).  Since a portion of the total withdrawal ($7,000) is in excess of GMWB Earnings, the GMWB Earnings Determination Baseline is reduced by the amount of the withdrawal in excess of GMWB Earnings.

♦
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $15,000 = -$6,800 which is less than zero).

♦
Your GWB after the withdrawal is equal to $85,545, which is your GWB reduced dollar for dollar for your GAWA plus the Earnings-Sensitive Adjustments in the current Contract Year, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [($100,000 - $8,200) * (1 - ($15,000 - $8,200) / ($108,000 - $8,200)) = $85,545].

♦
Since the total partial withdrawals for the year ($15,000) then exceeds the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA after the withdrawal is equal to $4,659, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [$5,000*(1-($15,000-$8,200)/($108,000-$8,200))=$4,659].

▪	Notes:
♦	If your For Life Guarantee is not in effect, your Earnings-Sensitive Adjustment may not exceed the greater of zero or your GWB less the MEWAR.
♦
If you request a withdrawal of an exact amount (for example, you wish to take a withdrawal from your Contract Value of only your GAWA, and no more), an Earnings-Sensitive Adjustment will still be calculated.  The effect of that Earnings-Sensitive Adjustment will be to potentially allow for an additional amount available for withdrawal during the current Contract Year without incurring proportional reduction of your benefit.  In other words, due to the Earnings-Sensitive Adjustment your GAWA may decrease by less than the total amount of Contract Value withdrawn.

APPENDIX F

GMWB PROSPECTUS EXAMPLES

Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups (“LifeGuard Freedom Flex”, “LifeGuard Freedom Flex with Joint Option GMWB”)

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (“Jackson Select”) for Endorsements Issued on or After October 11, 2010

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (“Jackson Select With Joint Option GMWB”) for Endorsements Issued on or After October 11, 2010

Unless otherwise specified, the following examples apply to and assume you elected either LifeGuard Freedom Flex, LifeGuard Freedom Flex with Joint Option, Jackson Select or Jackson Select With Joint Option (referred to below as a GMWB) when you purchased your Contract, no other optional benefits other than any available Contract Enhancement that could be elected, your initial premium payment net of any applicable premium taxes, plus any Contract Enhancement was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges and no prior partial withdrawals have been made.  The examples generally only assume a 200% Guaranteed Withdrawal Balance Adjustment (GWB Adjustment) unless specifically noted, as a 400% GWB Adjustment is not available under all GMWBs.  The examples assume that your age when the GAWA% is first determined corresponds to a GAWA% of 5%, the GMWB elected has a bonus percentage of 7%, and the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus at page 83 .  If your age at the time the GAWA% is first determined corresponds to a GAWA% other than 5%, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.  If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage for the GMWB you elected. References to the GMWB Death Benefit refer to a death benefit provided by certain GMWB endorsements, but not to any separate death benefit endorsement.

Example 1: This example demonstrates how GMWB values are set at election.

▪	Example 1a: If the GMWB is elected at issue:
♦	Your initial GWB is $100,000, which is your initial premium payment, net of any applicable premium taxes, plus any Contract Enhancement.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5000).

▪	Example 1b: If the GMWB is added after issue (subject to availability) when the Contract Value is $105,000:
♦	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.
♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:
♦
Your initial Benefit Determination Baseline (BDB) is set equal to your initial premium payment, net of any applicable premium taxes, plus any Contract Enhancement, if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the contract, subject to availability.

♦	Your initial Bonus Base is set equal to your GWB at the time of election.
♦	Your initial 200% GWB Adjustment is set equal to 200% times your initial GWB.
♦	If your endorsement includes a 400% GWB Adjustment provision, your initial 400% GWB Adjustment is set equal to 400% times your initial GWB.
♦	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB Death Benefit is set equal to your initial GWB.

Example 2: This example demonstrates how your GAWA% is determined.  Your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option.  Your GAWA% is set based upon your attained age at that time.  Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪
Your GAWA% will be re-determined based on your attained age if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of a Step-Up is greater than the BDB.

Example 3: This example demonstrates how upon payment of a subsequent premium, GMWB values may be re-determined.

▪
Example 3a: This example demonstrates what happens if you make an additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement of $50,000 and your GWB is $100,000 at the time of payment:

♦
Your new GWB is $150,000, which is your GWB prior to the additional premium payment ($100,000) plus your additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement ($50,000).  Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

♦
Your GAWA is $7,500, which is your GAWA prior to the additional premium payment ($5,000) plus 5% of your additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement ($50,000*0.05 = $2,500).

▪
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent premium.  If you make an additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

♦
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional premium payment ($4,950,000) plus your additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement ($100,000) exceeds the maximum of $5,000,000.

♦	Your GAWA is $250,000, which is your GAWA prior to the additional premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:
♦	Your GAWA is recalculated upon payment of an additional premium (as described above) only if such payment occurs after your GAWA% has been determined.
♦	Your BDB is increased by the premium payment, net of any applicable premium taxes, plus any Contract Enhancement. The BDB is not subject to a maximum of $5,000,000.
♦	Your Bonus Base is increased by the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.
♦
If the premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the premium payment, net of any applicable premium taxes, plus any Contract Enhancement times 200%, subject to a maximum of $5,000,000.  For example, if, as in Example 3a, you make an additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional premium payment is $200,000, then the 200% GWB Adjustment is increased by 200% of the additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement.  The resulting 200% GWB Adjustment is $200,000 + $100,000 = $300,000.

♦
If the premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the premium payment, net of any applicable premium taxes,  plus any Contract Enhancement, subject to a maximum of $5,000,000.  For example, if you make an additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional premium payment is $200,000, then the 200% GWB Adjustment is increased by 100% of the additional premium payment, net of any applicable premium taxes, plus any Contract Enhancement.  The resulting 200% GWB Adjustment is $200,000 + $50,000 = $250,000.

♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit is increased by the premium payment, net of any applicable premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA)).

▪	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:
♦	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).
♦	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the death of any Owner or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

♦	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).
♦	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).
♦
If you continued to take annual withdrawals equal to your initial and unchanged RMD ($7,500),  it would take approximately an additional   12  years to deplete your GWB ($92,500 / $7,500 per year = approximately 12  years), provided that there are no further adjustments made to your GWB or your RMD (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your RMD could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 12  years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
Your Bonus Base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no Bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	Your GWB Adjustment provision is terminated since a withdrawal is taken.
♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit may be reduced.  In the case where your GMWB Death Benefit is reduced for all withdrawals, it will be reduced by the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.

♦	If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.
♦	Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

▪	Example 5a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:
♦
Your new GWB is $91,200, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the any death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:
♦
Your new GWB is $90,250, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

-
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
The Excess Withdrawal is defined to be the lesser of t he total amount of the current partial withdrawal, or the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

▪	Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:
♦
Your new GWB is $85,500, which is your GWB , first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

♦
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
    Your Bonus Base is recalculated to equal the lesser of 1) your Bonus Base prior to the withdrawal or 2) your GWB following the withdrawal.  In addition, no Bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	Your GWB Adjustment provision is terminated since a withdrawal is taken.
♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit will be reduced.  In the case where your GMWB Death Benefit is reduced for all withdrawals, the GMWB Death Benefit is reduced in the same manner that the GWB is reduced; it is first reduced dollar for dollar for the GAWA and then is reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.  Otherwise, your GMWB Death Benefit is only reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

♦	If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
    The Excess Withdrawal is defined to be the lesser of the total amount of the current partial withdrawal, or the amount     by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

♦
    Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: This example illustrates how GMWB values are re-determined upon automatic Step-Up.

▪
Example 6a: This example demonstrates what happens if at the time of Step-Up your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

♦
Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).

♦
If the Step-Up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of the Step-Up is greater than your BDB.

-	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:
•
Your GAWA% is set to 6%, since your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable)($200,000) is greater than your BDB ($100,000).

•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).
•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the Step-Up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of Step-Up ($200,000).

♦
Your Bonus Base is $100,000 just prior to the Step-Up, your Bonus Base is recalculated to equal $200,000, which is the greater of 1) your Bonus Base prior to the Step-Up ($100,000) or 2) your GWB following the Step-Up ($200,000).

-
If you have not passed your Contract Anniversary immediately following your 80 th birthday (or the youngest Covered Life's 80 th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the Step-Up.

▪
Example 6b: This example demonstrates what happens if at the time of Step-Up your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

♦
Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).

♦
If the Step-Up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is greater than your BDB.  However, in this case, it is assumed that your initial premium, net of any applicable premium taxes, plus any Contract Enhancement is $100,000.  Your BDB would not be less than $100,000, entailing that this would not cause a re-determination of the GAWA%.  Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the Step-Up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).  In addition, if your BDB is $100,000 prior to the Step-Up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the Step-Up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of Step-Up ($90,000).

♦
If your Bonus Base is $100,000 just prior to the Step-Up, your Bonus Base remains $100,000, which is the greater of 1) your Bonus Base prior to the Step-Up ($100,000) or 2) your GWB following the Step-Up ($90,000).

-	Your Bonus Period will not re-start since your Bonus Base has not been increased due to the Step-Up.

▪	Notes:
♦
Your endorsement contains a provision allowing the Company to increase the GMWB charge upon Step-Up.  If the charge does increase, a separate calculation is advisable to establish if the Step-Up is beneficial.

♦	Your Bonus Base will be re-determined only if your GWB is increased upon Step-Up to a value above your Bonus Base just prior to the Step-Up.
♦	Your GAWA is recalculated upon Step-Up (as described above) only if the Step-Up occurs after your GAWA% has been determined.
♦	Your GWB Adjustment remains unchanged since Step-Ups do not impact the GWB Adjustment.
♦	If your endorsement contains a GMWB Death Benefit provision, your GMWB Death Benefit remains unchanged since Step-Ups do not impact the GMWB death benefit.
♦
If your endorsement bases Step-Ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary..

Example 7: This example demonstrates how the timing of a withdrawal request interacts with the timing of the Step-Up provision (if applicable) to impact re-determination of GMWB values.

▪
Example 7a: This example demonstrates what happens if prior to any transactions your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GWB is $100,000, your GWB is due to Step Up automatically, and you also wish to take a withdrawal of an amount equal to $5,000:

♦
If you request the withdrawal the day after the Step-Up, upon Step-Up, your GWB is set equal to $200,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).  At that time, your GAWA is equal to $10,000, which is 5% of your new GWB ($200,000*0.05 = $10,000).  On the day following the Step-Up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA.  If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your Bonus Base is $100,000 just prior to the Step-Up, at the time of Step-Up, your Bonus Base is recalculated and is equal to $200,000, which is the greater of 1) your Bonus Base prior to the Step-Up ($100,000) or 2) your GWB following the Step-Up ($200,000).  Your Bonus Base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

-
If you have not passed the Contract Anniversary immediately following your 80 th birthday (or the youngest Covered Life's 80 th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the Step-Up.

-
   If your BDB is $100,000 just prior to the Step-Up, then at the time of Step-Up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the Step-Up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of Step-Up ($200,000).  Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

♦
     If you request the withdrawal prior to the Step-Up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) becomes $195,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000).  Upon Step-Up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).  At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the Step-Up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your Bonus Base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your Bonus Base is not adjusted since the amount of the withdrawal does not exceed your GAWA.  At the time of Step-Up, your Bonus Base is recalculated and is equal to $195,000, which is the greater of 1) your Bonus Base prior to the Step-Up ($100,000) or 2) your GWB following the Step-Up ($195,000).

-
If you have not passed the Contract Anniversary immediately following your 80 th birthday (or the youngest Covered Life's 80 th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the Step-Up.

-
   If your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals.  At the time of Step-Up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of Step-Up ($195,000).

▪	Notes:
♦	As the example illustrates, when considering a request for a withdrawal at or near the same time as application of a Step-Up, the order of the two transactions may impact your GAWA.
-
   If the Step-Up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the Step-Up is applied. If the Step-Up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the Step-Up is applied.

-	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.
♦	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.
♦	Your Bonus Base will be re-determined only if your GWB is increased upon Step-Up to a value above your Bonus Base just prior to the Step-Up.
♦	The GAWA% is determined at the time of the withdrawal (if not previously determined).
-
The GAWA% is re-determined upon Step-Up if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is greater than your BDB.

♦
Your GWB Adjustment provision is terminated at the time of the withdrawal. If your endorsement contains a GMWB Death Benefit provision, the GMWB Death Benefit would not be adjusted for the Step-Up since Step-Ups do not impact the GMWB death benefit, but your GMWB Death Benefit may be reduced for the withdrawal.

♦
If your endorsement bases Step-Ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary..

♦	If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

Example 8: This example illustrates how GMWB values are re-determined upon application of the Bonus applied to your GWB.

▪	Example 8a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your Bonus Base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your Bonus Base ($100,000 + $100,000*0.07 = $107,000).
♦	Your GAWA for the next year is equal $5,350, which is 5% of your new GWB ($107,000*0.05 = $5,350).
♦
After the application of the Bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 8b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your Bonus Base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your Bonus Base ($90,000 + $100,000*0.07 = $97,000).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the Bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).
♦
After the application of the Bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your Bonus Base is not recalculated upon the application of the Bonus to your GWB.
♦	Your GAWA is recalculated upon the application of the Bonus (as described above) only if the application of the Bonus occurs after your GAWA% has been determined.
♦	Your BDB remains unchanged since the BDB is not impacted by the application of the Bonus.
♦	Your GWB Adjustment remains unchanged since the GWB Adjustment is not impacted by the application of the Bonus.
♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit remains unchanged since the GMWB Death Benefit is not impacted by the application of the Bonus.
♦	If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

Example 9: This example illustrates how the GAWA is re-determined when the For Life Guarantee for the LifeGuard Freedom Flex and the LifeGuard Freedom Flex with Joint Option becomes effective after the effective date of the endorsement at age 591/2.  At the time the For Life Guarantee becomes effective, your GAWA is re-determined.  (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 9a: This example demonstrates what happens if on the date the For Life Guarantee becomes effective, your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 9b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the date the For Life Guarantee becomes effective, your GWB is $50,000 and your GAWA is $5,000:
♦
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted.  However, your GAWA would not be permitted to exceed your remaining GWB.  Your GAWA is not recalculated since the Contract Value is $0.

♦	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 9c: This example demonstrates what happens if on the date the For Life Guarantee becomes effective, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

♦
Although your GAWA is $0, upon Step-Up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

Example 10: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option.

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or begin on the date the For Life Guarantee becomes effective. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained).  Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect.  The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained).  The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

♦	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 ½.  Your Bonus Base remains unchanged at the time of continuation.

♦	Your BDB remains unchanged at the time of continuation.
Example 11: This example demonstrates how the GWB is re-determined   upon application of the 200% GWB Adjustment.  (If your endorsement contains a 400% GWB Adjustment provision, the examples below still apply, by replacing the 200% in each of the calculations with 400%.)

▪
Example 11a: This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $160,000, your 200% GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the 200% GWB Adjustment ($160,000) or 2) the 200% GWB Adjustment ($200,000).

▪
Example 11b: This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $210,000, your 200% GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the 200% GWB Adjustment ($210,000) or 2) the 200% GWB Adjustment ($200,000).

▪	Notes:
♦	The 200% GWB Adjustment provision is terminated on the 200% GWB Adjustment Date after the 200% GWB Adjustment is applied (if any).
♦	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.
♦	No adjustment is made to your Bonus Base since the Bonus Base is not impacted by the 200% GWB Adjustment.
♦	No adjustment is made to your BDB since the BDB is not impacted by the 200% GWB Adjustment.
♦	If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB Death Benefit since the GMWB Death Benefit is not impacted by the 200% GWB Adjustment.

Example 12: This example demonstrates how funds are transferred to or from the GMWB Fixed Account, on each Contract Monthly Anniversary, via the formulas defined in the Transfer of Assets Methodology in Appendix G.  The annuity factors referenced in this example are also found in Appendix G.  (This example only applies if your endorsement contains a Transfer of Assets provision.)

▪
Example 12a: This example demonstrates what happens if on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000, and your Fixed Account Contract Value is $5,000:

♦	Your liability is equal to $91,560, which is your GAWA multiplied by your annuity factor ($6,000 * 15.26 = $91,560).
♦
The ratio is equal to 91.56%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($91,560 - $0) / ($95,000 + $5,000) = 91.56%].

♦
Since the ratio (91.56%) is greater than the upper breakpoint (83%), funds are transferred from the Investment Divisions and the Fixed Account Options to the GMWB Fixed Account.  The amount of the transfer is equal to $57,800, which is the lesser of 1) the Separate Account Contract Value plus the Fixed Account Contract Value ($95,000 + $5,000 = $100,000) or 2) the liability (net of the GMWB Fixed Account Contract Value) less 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - 0.80) = $57,800].

♦	Your GMWB Fixed Account Contract Value is $57,800, which is your previous GMWB Fixed Account Contract Value plus the amount of the transfer ($0 + $57,800 = $57,800).
♦
Your Separate Account Contract Value is $40,090, which is your previous Separate Account Contract Value less the amount of the transfer multiplied by the ratio of the Separate Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$95,000 - $57,800 * ($95,000 / ($95,000 + $5,000)) = $40,090].

♦
Your Fixed Account Contract Value is $2,110, which is your previous Fixed Account Contract Value less the amount of the transfer multiplied by the ratio of the Fixed Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$5,000 - $57,800 * ($5,000 / ($95,000 + $5,000)) = $2,110].

▪
Example 12b: This example demonstrates what happens if on your 13th Contract Monthly Anniversary, your annuity factor is 14.83, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $15,000, your Separate Account Contract Value is $90,000, your Fixed Account Contract Value is $10,000, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

♦	Your liability is equal to $88,980, which is your GAWA multiplied by your annuity factor ($6,000 * 14.83 = $88,980).
♦
The ratio is equal to 73.98%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($88,980 - $15,000) / ($90,000 + $10,000) = 73.98%].

♦
Since the ratio (73.98%) is less than the lower breakpoint (77%), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options.  The amount of the transfer is equal to $15,000, which is the lesser of 1) the GMWB Fixed Account Contract Value ($15,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($15,000 - $88,980 + 0.80 * ($90,000 + $10,000)) / (1 - 0.80) = $30,100].

♦	Your GMWB Fixed Account Contract Value is $0, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($15,000 - $15,000 = $0).
♦
Your Separate Account Contract Value is $104,250, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($90,000 + $15,000 * 0.95 = $104,250).

♦
Your Fixed Account Contract Value is $10,750, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($10,000 + $15,000 * 0.05 = $10,750).

▪
Example 12c: This example demonstrates what happens if on your 25th Contract Monthly Anniversary, your annuity factor is 14.39, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $100,000, your Separate Account Contract Value is $0, your Fixed Account Contract Value is $0, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

♦	Your liability is equal to $86,340, which is your GAWA multiplied by your annuity factor ($6,000 * 14.39 = $86,340).
♦	The ratio is not calculated since the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero.
♦
Since all funds are allocated to the GMWB Fixed Account and the GMWB Fixed Account Contract Value ($100,000) is greater than the liability ($86,340), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options.  The amount of the transfer is equal to $68,300, which is the lesser of 1) the GMWB Fixed Account Contract Value ($100,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($100,000 - $86,340 + 0.80 * ($0 + $0)) / (1 - 0.80) = $68,300].

♦	Your GMWB Fixed Account Contract Value is $31,700, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($100,000 - $68,300 = $31,700).
♦
Your Separate Account Contract Value is $64,885, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($0 + $68,300 * 0.95 = $64,885).

♦
Your Fixed Account Contract Value is $3,415, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($0 + $68,300 * 0.05 = $3,415).

▪	Notes:
♦
If your GAWA had not yet been determined prior to the transfer of assets calculation, the GAWA used in the liability calculation will be based on the GAWA% for your attained age (or the attained age of the youngest Covered Life if your endorsement is a For Life GMWB with Joint Option) at the time of the calculation multiplied by your GWB at that time.

♦
The amount transferred from each Investment Division and Fixed Account Option to the GMWB Fixed Account will be in proportion to their current value.  The amount transferred to each Investment Division and Fixed Account Option will be based on your most current premium allocation instructions.

♦	Funds transferred out of the Fixed Account Option(s) will be subject to an Excess Interest Adjustment (if applicable).
♦	No adjustments are made to the GWB, the GAWA, the Bonus Base, the GWB Adjustment, or the GMWB Death Benefit as a result of the transfer.

APPENDIX G

TRANSFER OF ASSETS METHODOLOGY

On each Contract Monthly Anniversary, transfers to or from the GMWB Fixed Account will be determined based on the formulas defined below.

Liability = GAWA x annuity factor

The Liability calculated in the above formula is designed to represent the projected value of this GMWB's benefits.  If the GAWA% has not yet been determined, the GAWA used in the Liability calculation will be based on the GAWA% corresponding to the Owner's (or oldest Joint Owner's) attained age at the time the Liability is calculated, multiplied by the GWB at that time.

The tables of annuity factors (as shown below) are set at election of the LifeGuard Select GMWB, LifeGuard Select with Joint Option GMWB, Jackson Select GMWB or Jackson Select with Joint Option GMWB, as applicable, and do not change.

Ratio = (Liability – GMWB Fixed Account Contract Value) ÷ (Separate Account Contract Value + Fixed Account Contract Value)

If the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero, the Ratio will not be calculated.

The transfer amount is determined as follows:

If the Ratio is less than the lower breakpoint of 77% or if the GMWB Fixed Account Contract Value is greater than the Liability and all funds are allocated to the GMWB Fixed Account, the amount transferred from the GMWB Fixed Account is equal to the lesser of:

1.	The GMWB Fixed Account Contract Value; or
2.	(GMWB Fixed Account Contract Value + 80% x (Separate Account Contract Value + Fixed Account Contract Value) – Liability) ÷ (1-80%).

If the Ratio is greater than the upper breakpoint of 83%, the amount transferred to the GMWB Fixed Account is equal to the lesser of:

1.	Separate Account Contract Value + Fixed Account Contract Value; or
2.	(Liability – GMWB Fixed Account Contract Value – 80% x (Separate Account Contract Value + Fixed Account Contract Value)) ÷ (1-80%).

Otherwise, no funds are transferred.

Under the Jackson Select GMWB or the Jackson Select with Joint Option GMWB, if any transfer indicated by the above procedure would result in the GMWB Fixed Account Value exceeding 90% of the Contract Value, then the actual transfer will be such that exactly 90% of the Contract Value is allocated to the GMWB Fixed Account.  Otherwise, the indicated transfer will be the actual transfer.

LifeGuard Select and Jackson Select
Transfer of Assets Provision
Annuity Factors*

Age**	Contract Monthly Anniversary

	1	2	3	4	5	6	7	8	9	10	11	12
65	15.26	15.22	15.19	15.15	15.12	15.08	15.05	15.01	14.97	14.94	14.90	14.87
66	14.83	14.79	14.76	14.72	14.68	14.65	14.61	14.57	14.54	14.50	14.46	14.43
67	14.39	14.35	14.32	14.28	14.25	14.21	14.18	14.14	14.10	14.07	14.03	14.00
68	13.96	13.92	13.89	13.85	13.81	13.77	13.74	13.70	13.66	13.62	13.59	13.55
69	13.51	13.47	13.44	13.40	13.37	13.33	13.30	13.26	13.22	13.19	13.15	13.12
70	13.08	13.04	13.01	12.97	12.93	12.89	12.86	12.82	12.78	12.74	12.71	12.67
71	12.63	12.59	12.56	12.52	12.48	12.44	12.41	12.37	12.33	12.29	12.26	12.22
72	12.18	12.14	12.11	12.07	12.03	12.00	11.96	11.92	11.89	11.85	11.81	11.78
73	11.74	11.70	11.67	11.63	11.60	11.56	11.53	11.49	11.45	11.42	11.38	11.35
74	11.31	11.27	11.24	11.20	11.16	11.12	11.09	11.05	11.01	10.97	10.94	10.90
75	10.86	10.82	10.79	10.75	10.72	10.68	10.65	10.61	10.57	10.54	10.50	10.47
76	10.43	10.39	10.36	10.32	10.28	10.25	10.21	10.17	10.14	10.10	10.06	10.03
77	9.99	9.96	9.92	9.89	9.85	9.82	9.78	9.75	9.71	9.68	9.64	9.61
78	9.57	9.54	9.50	9.47	9.43	9.40	9.36	9.33	9.29	9.26	9.22	9.19
79	9.15	9.12	9.08	9.05	9.01	8.98	8.94	8.91	8.87	8.84	8.80	8.77
80	8.73	8.70	8.66	8.63	8.60	8.56	8.53	8.50	8.46	8.43	8.40	8.36
81	8.33	8.30	8.26	8.23	8.20	8.16	8.13	8.10	8.06	8.03	8.00	7.96
82	7.93	7.90	7.86	7.83	7.80	7.76	7.73	7.70	7.66	7.63	7.60	7.56
83	7.53	7.50	7.47	7.44	7.41	7.38	7.35	7.31	7.28	7.25	7.22	7.19
84	7.16	7.13	7.10	7.07	7.04	7.01	6.98	6.95	6.92	6.89	6.86	6.83
85	6.80	6.77	6.74	6.71	6.68	6.65	6.62	6.59	6.56	6.53	6.50	6.47
86	6.44	6.41	6.39	6.36	6.33	6.30	6.28	6.25	6.22	6.19	6.17	6.14
87	6.11	6.08	6.06	6.03	6.00	5.98	5.95	5.92	5.90	5.87	5.84	5.82
88	5.79	5.76	5.74	5.71	5.69	5.66	5.64	5.61	5.58	5.56	5.53	5.51
89	5.48	5.46	5.43	5.41	5.38	5.36	5.34	5.31	5.29	5.26	5.24	5.21
90	5.19	5.17	5.14	5.12	5.10	5.07	5.05	5.03	5.00	4.98	4.96	4.93
91	4.91	4.89	4.87	4.85	4.83	4.81	4.79	4.76	4.74	4.72	4.70	4.68
92	4.66	4.64	4.62	4.60	4.58	4.56	4.54	4.51	4.49	4.47	4.45	4.43
93	4.41	4.39	4.37	4.35	4.33	4.31	4.30	4.28	4.26	4.24	4.22	4.20
94	4.18	4.16	4.14	4.13	4.11	4.09	4.07	4.05	4.03	4.02	4.00	3.98
95	3.96	3.94	3.93	3.91	3.89	3.87	3.86	3.84	3.82	3.80	3.79	3.77
96	3.75	3.73	3.72	3.70	3.68	3.66	3.65	3.63	3.61	3.59	3.58	3.56
97	3.54	3.52	3.51	3.49	3.47	3.46	3.44	3.42	3.41	3.39	3.37	3.36
98	3.34	3.32	3.31	3.29	3.27	3.26	3.24	3.22	3.21	3.19	3.17	3.16
99	3.14	3.12	3.11	3.09	3.07	3.06	3.04	3.02	3.01	2.99	2.97	2.96
100	2.94	2.92	2.91	2.89	2.87	2.85	2.84	2.82	2.80	2.78	2.77	2.75
101	2.73	2.71	2.70	2.68	2.66	2.65	2.63	2.61	2.60	2.58	2.56	2.55
102	2.53	2.51	2.50	2.48	2.46	2.45	2.43	2.41	2.40	2.38	2.36	2.35
103	2.33	2.31	2.30	2.28	2.26	2.24	2.23	2.21	2.19	2.17	2.16	2.14
104	2.12	2.10	2.09	2.07	2.06	2.04	2.03	2.01	1.99	1.98	1.96	1.95
105	1.93	1.91	1.90	1.88	1.87	1.85	1.84	1.82	1.80	1.79	1.77	1.76
106	1.74	1.73	1.71	1.70	1.68	1.67	1.65	1.64	1.62	1.61	1.59	1.58
107	1.56	1.55	1.53	1.52	1.50	1.49	1.47	1.46	1.44	1.43	1.41	1.40
108	1.38	1.37	1.35	1.34	1.33	1.31	1.30	1.29	1.27	1.26	1.25	1.23
109	1.22	1.21	1.19	1.18	1.17	1.15	1.14	1.13	1.11	1.10	1.09	1.07
110	1.06	1.05	1.04	1.03	1.01	1.00	0.99	0.98	0.97	0.96	0.94	0.93
111	0.92	0.91	0.90	0.89	0.88	0.87	0.86	0.84	0.83	0.82	0.81	0.80
112	0.79	0.78	0.77	0.76	0.75	0.74	0.73	0.72	0.71	0.70	0.69	0.68
113	0.67	0.66	0.65	0.64	0.63	0.62	0.62	0.61	0.60	0.59	0.58	0.57
114	0.56	0.55	0.54	0.54	0.53	0.52	0.51	0.50	0.49	0.49	0.48	0.47
115	0.46	0.42	0.38	0.35	0.31	0.27	0.23	0.19	0.15	0.12	0.08	0.04

* Annuity factors are based on the Annuity 2000 Mortality Table and 3.00% interest.

** The age of the Owner as of the effective date or the most recent Contract Anniversary.  For endorsements issued before October 11, 2010 , all Owners aged 55-64 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor.  For endorsements issued on or after October 11, 2010 , on each Contract Anniversary and at the effective date of the endorsement, if the Owner is aged 55-64 then the factor for age 65 and the first contract monthly anniversary will apply until age 65.

                                                                                                            APPENDIX H

FUTUREGUARD 6 GMIB PROSPECTUS EXAMPLES

The following examples assume that you elected the FutureGuard 6 GMIB when you purchased your Contract and no other optional benefits were elected.  Please note that on and after May 16, 2009, we will no longer accept subsequent premium payments for contracts to which a Guaranteed Minimum Income Benefit endorsement is attached.  This subsequent premium limitation does not apply to contracts issued in Connecticut or Maryland.

Example 1: At issue, all GMIB values are initialized.

If your Contract is issued with a $100,000 initial premium payment (net of any applicable premium taxes and sales charges):
-	The Step-Up Date is equal to the Issue Date.
-	The Step-Up Value is equal to $100,000, which is your initial premium payment.
-	Your Roll-Up Component is equal to $100,000, which is the Step-Up Value.
-	Your Greatest Contract Anniversary Value (GCAV) Component is equal to $100,000, which is your initial premium payment.
-	Your GMIB Benefit Base is equal to $100,000, which is the greater of the Roll-Up Component and the GCAV Component.
-	The earliest date that you may elect to exercise the GMIB is on the 10th Contract Anniversary, which is 10 years from the most recent Step-Up Date.

Example 2: Upon payment of a subsequent Premium, your Roll-Up Component, GCAV Component, and GMIB Benefit Base are re-determined.

If you make an additional premium payment of $50,000 (net of any applicable premium taxes and sales charges) and your Roll-Up Component is equal to $180,000, your GCAV Component is equal to $160,000, and your GMIB Benefit Base is equal to $180,000 at the time of payment:
-	The Step-Up Date does not change.
-	The Step-Up Value does not change.
-	Your Roll-Up Component is equal to $230,000, which is the Roll-Up Component prior to the premium payment plus the premium payment.
-	Your GCAV Component is equal to $210,000, which is the GCAV Component prior to the premium payment plus the premium payment.
-	Your GMIB Benefit Base is equal to $230,000, which is the greater of the Roll-Up Component and the GCAV Component.
-	The earliest date that you may elect to exercise the GMIB does not change.

Example 3: Upon a partial withdrawal, your Roll-Up Component, GCAV Component, and GMIB Benefit Base are re-determined.

If you request a single partial withdrawal of $30,000 (including any applicable charges and adjustments), no other partial withdrawals are made during the Contract Year, and your Contract Value is equal to $120,000, your Roll-Up Component on the previous Contract Anniversary is equal to $125,000, your GCAV Component is equal to $132,000, and your GMIB Benefit Base is equal to $132,000 at the time of the withdrawal:
-	The Step-Up Date does not change.
-	The Step-Up Value does not change.
-	Your Roll-Up Component will not be adjusted until the end of the Contract Year (assuming that the GMIB is not exercised before then), at which point it will be equal to:
-	The Roll-Up Component on the previous Contract Anniversary accumulated at 6% ($125,000 x 1.06 = $132,500),
-	Less the portion of total withdrawals in the Contract Year that are less than or equal to 6% of the Roll-Up Component on the previous Contract Anniversary (0.06 x $125,000 = $7,500);
-
Multiplied by the percentage reduction in Contract Value attributable to total withdrawals in the Contract Year in excess of 6% of the Roll-Up Component on the previous Contract Anniversary (1 – [$30,000 - $7,500]/[$120,000 - $7,500] = 0.8).

-	Your Roll-Up Component is equal to [$132,500 - $7,500] x 0.8 = $100,000.
-
Your GCAV Component is adjusted at the time of the partial withdrawal, at which point it will be equal to $99,000, which is the GCAV Component prior to the partial withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (1 – $30,000/$120,000 = 0.75).

-	Your GMIB Benefit Base at the end of the Contract Year is equal to $100,000, which is the greater of the Roll-Up Component and the GCAV Component.
-	The earliest date that you may elect to exercise the GMIB does not change.

Example 4: On each Contract Anniversary prior to the Annuitant’s 75th birthday, you may elect to step up your Roll-Up Component to the Contract Value, in which case the Step-Up Date, Step-Up Value, earliest date that you may elect to exercise the GMIB, and your Roll-Up Component will be re-determined.  In addition, on each Contract Anniversary prior to the Annuitant’s 81st birthday, your Contract Value is compared to the Contract Values on all previous Contract Anniversaries, which may re-determine the GCAV Component.

Example 4a: If your Contract Value is equal to $120,000, the greatest Contract Value on any previous Contract Anniversary is $100,000, your Roll-Up Component is equal to $106,000, and you elect to step up your Roll-Up Component to the Contract Value:
-	The Step-Up Date is equal to the date of the current Contract Anniversary.
-	The Step-Up Value is equal to $120,000, which is the Contract Value on the Step-Up Date.
-	Your Roll-Up Component is equal to $120,000, which is the Step-Up Value.
-	Your GCAV Component is equal to $120,000, which is the greatest Contract Value on any Contract Anniversary.
-	Your GMIB Benefit Base is equal to $120,000, which is the greater of the Roll-Up Component and the GCAV Component.
-	You may not elect to exercise your GMIB for 10 years.

Example 4b: If your Contract Value is equal to $130,000, the greatest Contract Value on any previous Contract Anniversary is $150,000 but your GCAV Component has been reduced by a subsequent withdrawal to $120,000, your Roll-Up Component is equal to $140,000, and your GMIB Benefit Base is $140,000:
-	The Step-Up Date does not change because the Contract Value is less than the Roll-Up Component, which means that step up is not available.
-	The Step-Up Value does not change because step up did not occur.
-	Your Roll-Up Component does not change because step up did not occur.
-	Your GCAV Component does not change because the Contract Value on the current Contract Anniversary is not the greatest Contract Value on any Contract Anniversary.
-	The GMIB Benefit Base does not change because neither the Roll-Up Component nor the GCAV Component changed.
-	The earliest date that you may elect to exercise the GMIB does not change because step up did not occur.

Example 5: If your Contract Value falls to zero and your GMIB Benefit Base is greater than zero, then all withdrawals taken from the Contract will be examined in order to determine the eligibility of the GMIB Benefit Base for automatic annuitization.

Example 5a: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and all withdrawals from the Contract have been Required Minimum Distributions:
-	Your GMIB Benefit Base is eligible for automatic annuitization.
-
Unless you choose another payment option, $10,000 will be applied to purchase a Life Annuity with 120 Monthly Periods Guaranteed (a Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed if there are Joint Annuitants) using the Guaranteed Annuity Purchase Rates defined in the GMIB.

-	Unless you choose another payment frequency, you will receive monthly income payments.
-	The GMIB and the Contract will terminate.

Example 5b: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and total withdrawals from the Contract for each individual Contract Year have been less than or equal to 6% of the Roll-Up Component on the previous Contract Anniversary:
-	Your GMIB Benefit Base is eligible for automatic annuitization.
-
Unless you choose another payment option, $10,000 will be applied to purchase a Life Annuity with 120 Monthly Periods Guaranteed (a Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed if there are Joint Annuitants) using the Guaranteed Annuity Purchase Rates defined in the GMIB.

-	Unless you choose another payment frequency, you will receive monthly income payments.
-	The GMIB and the Contract will terminate.

Example 5c: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and, in one Contract Year, a withdrawal was taken that was not a Required Minimum Distribution and total withdrawals for that Contract Year exceed 6% of the Roll-Up Component on the previous Contract Anniversary:
-	The GMIB and the Contract will terminate because your GMIB Benefit Base is not eligible for automatic annuitization.

APPENDIX I

ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated – for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period).  This information derives from the financial statements of the Separate Account, which together constitute the Separate Account’s condensed financial information.  The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI.  Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus.  Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Set forth below are fund changes and additions since the May 1, 2010 Prospectus, for your information in reviewing Accumulation Unit information.

Effective October 11, 2010, the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL/AIM Global Real Estate Fund to JNL/Invesco Global Real Estate Fund;
JNL/AIM International Growth Fund to JNL/Invesco International Growth Fund;
JNL/AIM Large Cap Growth Fund to JNL/Invesco Large Cap Growth Fund;
JNL/AIM Small Cap Growth Fund to JNL/Invesco Small Cap Growth Fund;
JNL/Credit Suisse Commodity Securities Fund to JNL/BlackRock Commodity Securities Fund; and
JNL/Credit Suisse Long/Short Fund to JNL/Goldman Sachs U.S. Equity Flex Fund.

The Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is yet available:

Effective May 1, 2010

JNL/American Funds® Blue Chip Income and Growth Fund;
JNL/American Funds Global Bond Fund;
JNL/American Funds Global Small Capitalization Fund;
JNL/American Funds Growth-Income Fund;
JNL/American Funds International Fund; and
JNL/American Funds New World Fund.

Effective October 11, 2010

JNL/BlackRock Global Allocation Fund.

At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

Accumulation Unit Values
Base Contract with $1 Million Premium Administrative Fee Waiver - 1.45%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division2107

Accumulation unit value:
Beginning of period	$11.88	N/A	N/A	N/A	N/A
End of period	$12.59	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,795	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division2179

Accumulation unit value:
Beginning of period	$12.92	N/A	N/A	N/A	N/A
End of period	$13.10	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	91,185	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division2082

Accumulation unit value:
Beginning of period	$11.76	N/A	N/A	N/A	N/A
End of period	$13.43	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	255,148	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2097

Accumulation unit value:
Beginning of period	$12.70	N/A	N/A	N/A	N/A
End of period	$13.82	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	173,181	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$8.27	$13.05	$15.58	$11.59	$10.32
End of period	$10.80	$8.27	$13.05	$15.58	$11.59
Accumulation units outstanding
at the end of period	82,642	33,185	6,909	14,397	-

JNL/AIM International Growth Division781

Accumulation unit value:
Beginning of period	$11.14	$19.13	$17.69	$14.64	$13.78
End of period	$15.04	$11.14	$19.13	$17.69	$14.64
Accumulation units outstanding
at the end of period	152,950	83,689	102,884	68,187	9,196

JNL/AIM Large Cap Growth Division781

Accumulation unit value:
Beginning of period	$8.79	$14.31	$12.55	$11.80	$11.20
End of period	$10.77	$8.79	$14.31	$12.55	$11.80
Accumulation units outstanding
at the end of period	134,728	119,047	120,169	27,630	17,008

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$9.36	$15.76	$14.36	$12.73	$11.54
End of period	$12.44	$9.36	$15.76	$14.36	$12.73
Accumulation units outstanding
at the end of period	50,921	28,018	19,118	4,962	-

JNL/Capital Guardian Global Balanced
Division781
Accumulation unit value:
Beginning of period	$9.06	$12.82	$12.05	$11.04	$10.40
End of period	$10.94	$9.06	$12.82	$12.05	$11.04
Accumulation units outstanding
at the end of period	221,166	135,824	103,293	89,626	14,065

JNL/Capital Guardian Global Diversified
Research Division748
Accumulation unit value:
Beginning of period	$17.47	$30.81	$25.91	$23.20	$22.40
End of period	$23.80	$17.47	$30.81	$25.91	$23.20
Accumulation units outstanding
at the end of period	35,283	17,426	6,588	-	-

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	$4.48	$9.58	N/A	N/A	N/A
End of period	$6.74	$4.48	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	66,423	32,934	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division781
Accumulation unit value:
Beginning of period	$17.42	$29.89	$27.64	$26.81	$25.00
End of period	$23.15	$17.42	$29.89	$27.64	$26.81
Accumulation units outstanding
at the end of period	104,989	54,310	34,693	35,046	7,400

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.59	$13.71	$10.45	N/A	N/A
End of period	$9.74	$6.59	$13.71	N/A	N/A
Accumulation units outstanding
at the end of period	154,804	73,472	15,070	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.57	$10.56	N/A	N/A	N/A
End of period	$8.09	$6.57	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	28,855	41,212	N/A	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$11.50	$19.15	$19.31	$17.44	$16.89
End of period	$15.17	$11.50	$19.15	$19.31	$17.44
Accumulation units outstanding
at the end of period	36,307	32,176	30,810	23,879	-

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$15.67	$25.75	$23.31	$19.70	$18.71
End of period	$20.92	$15.67	$25.75	$23.31	$19.70
Accumulation units outstanding
at the end of period	21,601	21,776	26,721	17,585	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.26	$9.95	$10.04	N/A	N/A
End of period	$8.03	$6.26	$9.95	N/A	N/A
Accumulation units outstanding
at the end of period	709,647	582,205	277,648	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	$5.81	$9.92	$10.13	N/A	N/A
End of period	$7.49	$5.81	$9.92	N/A	N/A
Accumulation units outstanding
at the end of period	123,598	61,094	34,514	N/A	N/A

JNL/Franklin Templeton Income
Division1061
Accumulation unit value:
Beginning of period	$7.56	$10.91	$10.87	$10.00	N/A
End of period	$9.90	$7.56	$10.91	$10.87	N/A
Accumulation units outstanding
at the end of period	127,419	127,220	105,029	51,522	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$6.05	$9.88	$9.82	N/A	N/A
End of period	$7.56	$6.05	$9.88	N/A	N/A
Accumulation units outstanding
at the end of period	132,312	70,176	34,414	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	$7.73	$11.72	$12.67	$10.92	$10.86
End of period	$10.18	$7.73	$11.72	$12.67	$10.92
Accumulation units outstanding
at the end of period	127,570	46,890	31,456	22,472	-

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$19.07	$20.40	$19.35	$18.75	$18.65
End of period	$21.46	$19.07	$20.40	$19.35	$18.75
Accumulation units outstanding
at the end of period	58,793	12,625	25,387	25,200	14,251

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	$11.54	N/A	N/A	N/A	N/A
End of period	$11.69	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	34,014	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$8.21	$13.04	$12.87	$11.28	$11.15
End of period	$10.74	$8.21	$13.04	$12.87	$11.28
Accumulation units outstanding
at the end of period	151,466	83,712	83,096	66,399	-

JNL/Ivy Asset Strategy Division2132

Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A
End of period	$10.37	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	68,432	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005
JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$9.57	$17.50	$15.86	$12.19	$10.79
End of period	$12.28	$9.57	$17.50	$15.86	$12.19
Accumulation units outstanding
at the end of period	161,832	77,168	111,877	135,290	12,220

JNL/JPMorgan MidCap Growth Division781

Accumulation unit value:
Beginning of period	$14.08	$25.71	$24.16	$21.88	$20.69
End of period	$19.84	$14.08	$25.71	$24.16	$21.88
Accumulation units outstanding
at the end of period	20,479	31,734	13,446	7,581	4,730

JNL/JPMorgan U.S. Government &
Quality Bond Division781
Accumulation unit value:
Beginning of period	$17.53	$16.69	$15.92	$15.65	$15.58
End of period	$17.91	$17.53	$16.69	$15.92	$15.65
Accumulation units outstanding
at the end of period	64,633	112,597	19,506	17,096	9,950

JNL/Lazard Emerging Markets Division1065

Accumulation unit value:
Beginning of period	$6.96	$14.14	$10.88	$10.13	N/A
End of period	$11.78	$6.96	$14.14	$10.88	N/A
Accumulation units outstanding
at the end of period	265,612	110,037	77,710	20,936	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$12.02	$19.97	$20.81	$18.43	$17.36
End of period	$16.54	$12.02	$19.97	$20.81	$18.43
Accumulation units outstanding
at the end of period	19,296	55,611	63,743	26,504	8,194

JNL/Lazard Small Cap Equity Division781

Accumulation unit value:
Beginning of period	$9.63	$15.91	$17.32	$15.04	$14.83
End of period	$9.09	$9.63	$15.91	$17.32	$15.04
Accumulation units outstanding
at the end of period	-	18,230	14,299	12,637	14,060

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$7.78	N/A	N/A	N/A	N/A
End of period	$12.16	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,134	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$10.94	N/A	N/A	N/A	N/A
End of period	$11.28	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,151	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$7.13	N/A	N/A	N/A	N/A
End of period	$7.58	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	182,137	N/A	N/A	N/A	N/A

JNL/MCM 25 Division781

Accumulation unit value:
Beginning of period	$7.75	$12.14	$12.68	$11.46	$12.20
End of period	$11.68	$7.75	$12.14	$12.68	$11.46
Accumulation units outstanding
at the end of period	29,085	29,453	65,452	64,658	5,469

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$12.20	$11.94	$11.38	$11.14	$11.10
End of period	$12.72	$12.20	$11.94	$11.38	$11.14
Accumulation units outstanding
at the end of period	143,785	115,046	93,576	83,730	23,632

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.72	$6.25	$6.08	$4.53	$4.48
End of period	$4.60	$3.72	$6.25	$6.08	$4.53
Accumulation units outstanding
at the end of period	10,824	10,824	67,430	34,711	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division748
Accumulation unit value:
Beginning of period	$7.20	$10.63	$11.71	$10.47	$10.76
End of period	$9.45	$7.20	$10.63	$11.71	$10.47
Accumulation units outstanding
at the end of period	-	3,135	-	-	-

JNL/MCM Dow 10 Division781

Accumulation unit value:
Beginning of period	$6.04	$11.35	$11.40	$8.93	$9.49
End of period	$6.90	$6.04	$11.35	$11.40	$8.93
Accumulation units outstanding
at the end of period	138,931	39,528	77,082	54,416	74,715

JNL/MCM Dow Dividend Division1000

Accumulation unit value:
Beginning of period	$5.23	$10.49	$11.83	$10.09	N/A
End of period	$6.20	$5.23	$10.49	$11.83	N/A
Accumulation units outstanding
at the end of period	241,478	117,357	87,469	31,118	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$6.16	$10.04	$9.82	$8.53	$8.20
End of period	$5.74	$6.16	$10.04	$9.82	$8.53
Accumulation units outstanding
at the end of period	-	13,443	11,900	-	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division748

Accumulation unit value:
Beginning of period	$5.88	$12.08	$14.83	$12.68	$11.90
End of period	$6.87	$5.88	$12.08	$14.83	$12.68
Accumulation units outstanding
at the end of period	59,203	41,090	13,910	22,443	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$9.82	$19.35	$17.67	$12.80	$11.61
End of period	$12.69	$9.82	$19.35	$17.67	$12.80
Accumulation units outstanding
at the end of period	110,133	61,187	109,726	64,326	18,349

JNL/MCM Global Alpha Division2192

Accumulation unit value:
Beginning of period	$9.85	N/A	N/A	N/A	N/A
End of period	$9.84	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,373	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division748

Accumulation unit value:
Beginning of period	$9.61	$12.69	$11.97	$11.43	$10.67
End of period	$11.45	$9.61	$12.69	$11.97	$11.43
Accumulation units outstanding
at the end of period	28,189	18,485	16,173	8,996	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$11.49	$20.42	$18.77	$15.17	$13.96
End of period	$14.64	$11.49	$20.42	$18.77	$15.17
Accumulation units outstanding
at the end of period	74,095	81,480	92,128	61,872	17,904

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.89	$13.93	$13.93	$11.90	$11.31
End of period	$9.65	$7.89	$13.93	$13.93	$11.90
Accumulation units outstanding
at the end of period	728,159	955,835	855,961	658,209	32,812

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1118

Accumulation unit value:
Beginning of period	$6.38	$12.01	$10.73	$9.24	N/A
End of period	$8.66	$6.38	$12.01	$10.73	N/A
Accumulation units outstanding
at the end of period	209,218	210,892	112,953	120,038	N/A

JNL/MCM Nasdaq 25 Division748

Accumulation unit value:
Beginning of period	$7.38	$12.80	$10.91	$10.57	$10.55
End of period	$9.76	$7.38	$12.80	$10.91	$10.57
Accumulation units outstanding
at the end of period	24,117	15,744	16,259	8,535	-

JNL/MCM NYSE International 25
Division1317
Accumulation unit value:
Beginning of period	$6.16	$11.57	$10.24	N/A	N/A
End of period	$8.27	$6.16	$11.57	N/A	N/A
Accumulation units outstanding
at the end of period	27,039	55,454	20,668	N/A	N/A

JNL/MCM Oil & Gas Sector Division748

Accumulation unit value:
Beginning of period	$22.80	$37.23	$27.93	$23.46	$17.59
End of period	$26.99	$22.80	$37.23	$27.93	$23.46
Accumulation units outstanding
at the end of period	18,703	25,590	18,748	4,920	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$9.70	N/A	N/A	N/A	N/A
End of period	$11.71	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,138	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division781

Accumulation unit value:
Beginning of period	$7.15	$14.39	$13.91	$13.48	$11.02
End of period	$8.43	$7.15	$14.39	$13.91	$13.48
Accumulation units outstanding
at the end of period	9,759	38,215	84,095	44,110	63,795

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division1216

Accumulation unit value:
Beginning of period	$7.17	$10.82	$10.20	$10.26	N/A
End of period	$8.40	$7.17	$10.82	$10.20	N/A
Accumulation units outstanding
at the end of period	8,184	9,491	10,199	10,738	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.98	$16.23	$15.33	$14.18	$13.20
End of period	$13.58	$9.98	$16.23	$15.33	$14.18
Accumulation units outstanding
at the end of period	103,456	44,482	74,801	66,143	18,992

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.78	$12.66	$12.25	$10.80	$10.62
End of period	$9.66	$7.78	$12.66	$12.25	$10.80
Accumulation units outstanding
at the end of period	257,720	67,682	108,066	99,022	24,761

JNL/MCM S&P SMid 60 Division1317

Accumulation unit value:
Beginning of period	$6.08	$8.84	$10.15	N/A	N/A
End of period	$9.69	$6.08	$8.84	N/A	N/A
Accumulation units outstanding
at the end of period	61,604	38,413	33,314	N/A	N/A

JNL/MCM Select Small-Cap Division781

Accumulation unit value:
Beginning of period	$11.13	$18.84	$21.34	$19.78	$18.91
End of period	$11.51	$11.13	$18.84	$21.34	$19.78
Accumulation units outstanding
at the end of period	8,415	24,751	59,972	42,006	46,252

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.69	$15.11	$15.66	$13.52	$12.99
End of period	$12.16	$9.69	$15.11	$15.66	$13.52
Accumulation units outstanding
at the end of period	120,397	39,325	77,670	60,255	19,605

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division748

Accumulation unit value:
Beginning of period	$3.92	$7.03	$6.23	$5.78	$5.52
End of period	$6.33	$3.92	$7.03	$6.23	$5.78
Accumulation units outstanding
at the end of period	240,786	36,520	50,949	18,182	-

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$9.27	$17.90	$15.20	$15.64	$12.67
End of period	$10.48	$9.27	$17.90	$15.20	$15.64
Accumulation units outstanding
at the end of period	153,053	203,135	191,135	170,250	61,827

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$8.16	$14.47	$13.25	$11.99	$11.40
End of period	$9.96	$8.16	$14.47	$13.25	$11.99
Accumulation units outstanding
at the end of period	26,465	34,581	35,170	160,184	31,568

JNL/Oppenheimer Global Growth
Division781
Accumulation unit value:
Beginning of period	$8.93	$15.33	$14.63	$12.69	$11.27
End of period	$12.27	$8.93	$15.33	$14.63	$12.69
Accumulation units outstanding
at the end of period	54,444	51,490	36,636	27,735	70,443

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$8.09	N/A	N/A	N/A	N/A
End of period	$8.05	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	50,394	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1776

Accumulation unit value:
Beginning of period	$4.16	$7.85	N/A	N/A	N/A
End of period	$7.48	$4.16	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	92,537	35,376	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.38	$10.94	$9.96	N/A	N/A
End of period	$11.99	$10.38	$10.94	N/A	N/A
Accumulation units outstanding
at the end of period	135,545	106,164	6,062	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$15.11	$15.27	$14.32	$14.04	$13.93
End of period	$17.20	$15.11	$15.27	$14.32	$14.04
Accumulation units outstanding
at the end of period	405,744	168,555	147,079	118,277	38,430

JNL/PPM America Core Equity Division748

Accumulation unit value:
Beginning of period	$12.95	$22.08	$24.15	$21.54	$19.91
End of period	$16.12	$12.95	$22.08	$24.15	$21.54
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America High Yield Bond
Division781
Accumulation unit value:
Beginning of period	$9.47	$13.87	$14.23	$13.07	$13.17
End of period	$13.65	$9.47	$13.87	$14.23	$13.07
Accumulation units outstanding
at the end of period	80,634	2,447	21,151	30,081	12,328

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$5.90	N/A	N/A	N/A	N/A
End of period	$8.19	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,578	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division1817
Accumulation unit value:
Beginning of period	$6.25	$10.77	N/A	N/A	N/A
End of period	$8.25	$6.25	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,831	4,869	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$11.00	$21.14	$22.73	$20.40	$19.54
End of period	$15.67	$11.00	$21.14	$22.73	$20.40
Accumulation units outstanding
at the end of period	35,904	8,326	4,368	4,368	-

JNL/Red Rocks Listed Private Equity
Division1901
Accumulation unit value:
Beginning of period	$5.92	$8.50	N/A	N/A	N/A
End of period	$8.19	$5.92	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	58,053	3,589	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.69	$9.34	N/A	N/A	N/A
End of period	$9.35	$6.69	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	67,473	114,838	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$9.18	N/A	N/A	N/A	N/A
End of period	$9.81	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	29,886	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.29	$9.60	N/A	N/A	N/A
End of period	$7.78	$6.29	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	60,164	67,260	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	$7.92	N/A	N/A	N/A	N/A
End of period	$8.19	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	41,823	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	$8.29	N/A	N/A	N/A	N/A
End of period	$8.68	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	77,359	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$6.27	$9.17	N/A	N/A	N/A
End of period	$9.70	$6.27	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,066	4,870	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.93	$16.56	$15.39	$13.51	$12.39
End of period	$12.82	$9.93	$16.56	$15.39	$13.51
Accumulation units outstanding
at the end of period	57,518	42,446	10,439	7,142	-

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$9.98	$11.74	$11.21	$10.54	$10.26
End of period	$11.17	$9.98	$11.74	$11.21	$10.54
Accumulation units outstanding
at the end of period	341,162	92,748	25,617	-	-

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$10.46	$16.42	$15.33	$13.63	$12.64
End of period	$13.21	$10.46	$16.42	$15.33	$13.63
Accumulation units outstanding
at the end of period	538,381	-	10,028	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$9.75	$12.56	$11.83	$10.87	$10.54
End of period	$11.40	$9.75	$12.56	$11.83	$10.87
Accumulation units outstanding
at the end of period	36,979	7,832	7,882	-	-

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$11.15	$15.60	$14.57	$13.18	$12.39
End of period	$13.56	$11.15	$15.60	$14.57	$13.18
Accumulation units outstanding
at the end of period	202,884	89,421	187,674	119,166	-

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	$9.00	$11.06	N/A	N/A	N/A
End of period	$10.12	$9.00	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	47,891	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.38	$9.71	N/A	N/A	N/A
End of period	$8.99	$6.38	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	42,363	4,675	N/A	N/A	N/A

JNL/Select Balanced Division781

Accumulation unit value:
Beginning of period	$22.06	$28.23	$26.65	$23.79	$23.34
End of period	$26.02	$22.06	$28.23	$26.65	$23.79
Accumulation units outstanding
at the end of period	30,204	25,819	22,273	13,578	11,330

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$13.19	$13.10	$12.69	$12.32	$12.17
End of period	$13.02	$13.19	$13.10	$12.69	$12.32
Accumulation units outstanding
at the end of period	113,375	144,185	17,188	38,526	-

JNL/Select Value Division781

Accumulation unit value:
Beginning of period	$14.57	$22.18	$20.87	$17.51	$17.03
End of period	$17.81	$14.57	$22.18	$20.87	$17.51
Accumulation units outstanding
at the end of period	56,060	24,718	44,676	39,886	11,077

JNL/T.Rowe Price Established Growth
Division781
Accumulation unit value:
Beginning of period	$18.38	$32.64	$30.07	$26.84	$25.35
End of period	$26.00	$18.38	$32.64	$30.07	$26.84
Accumulation units outstanding
at the end of period	76,767	16,943	8,242	2,443	9,315

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$26.65	$45.56	$39.44	$37.47	$33.20
End of period	$38.57	$26.65	$45.56	$39.44	$37.47
Accumulation units outstanding
at the end of period	102,923	49,089	30,924	24,937	4,206

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1064
Accumulation unit value:
Beginning of period	$9.78	$10.55	$10.21	$10.00	N/A
End of period	$10.37	$9.78	$10.55	$10.21	N/A
Accumulation units outstanding
at the end of period	74,628	28,385	12,897	-	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$9.52	$16.22	$16.32	$13.80	$13.41
End of period	$12.86	$9.52	$16.22	$16.32	$13.80
Accumulation units outstanding
at the end of period	112,246	122,894	97,749	36,781	22,214

Accumulation Unit Values
Contract with Endorsements - 3.91%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM International Growth Division781

Accumulation unit value:
Beginning of period	$7.96	$14.02	$13.28	$11.27	$10.87
End of period	$10.49	$7.96	$14.02	$13.28	$11.27
Accumulation units outstanding
at the end of period	-	270	228	232	251

G-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division781

Accumulation unit value:
Beginning of period	$11.58	$19.50	$18.10	$15.67	$15.71
End of period	$15.08	$11.58	$19.50	$18.10	$15.67
Accumulation units outstanding
at the end of period	-	172	164	173	174

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division781
Accumulation unit value:
Beginning of period	$7.06	$10.98	$12.17	$10.75	$10.65
End of period	$9.07	$7.06	$10.98	$12.17	$10.75
Accumulation units outstanding
at the end of period	-	280	266	255	256

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$13.63	$14.95	$14.53	$14.43	$14.47
End of period	$14.97	$13.63	$14.95	$14.53	$14.43
Accumulation units outstanding
at the end of period	-	185	225	199	189

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division781
Accumulation unit value:
Beginning of period	$7.50	$12.21	$12.35	$11.10	$11.19
End of period	$9.57	$7.50	$12.21	$12.35	$11.10
Accumulation units outstanding
at the end of period	-	277	256	249	244

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$7.33	$13.73	$12.76	$10.05	$9.59
End of period	$9.18	$7.33	$13.73	$12.76	$10.05
Accumulation units outstanding
at the end of period	-	283	234	249	285

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$10.28	$10.31	$10.07	$10.11	$10.14
End of period	$10.45	$10.28	$10.31	$10.07	$10.11
Accumulation units outstanding
at the end of period	-	254	325	285	269

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$7.77	$15.70	$14.69	$10.90	$10.58
End of period	$9.80	$7.77	$15.70	$14.69	$10.90
Accumulation units outstanding
at the end of period	-	256	192	212	258

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$18.05	$30.20	$23.22	$19.99	$21.51
End of period	$20.84	$18.05	$30.20	$23.22	$19.99
Accumulation units outstanding
at the end of period	-	232	228	285	254

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$11.57	$11.99	$11.52	$11.58	$11.64
End of period	$12.85	$11.57	$11.99	$11.52	$11.58
Accumulation units outstanding
at the end of period	-	896	1,128	994	937

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth
Division781
Accumulation unit value:
Beginning of period	$13.14	$23.91	$22.59	$20.66	$19.99
End of period	$18.14	$13.14	$23.91	$22.59	$20.66
Accumulation units outstanding
at the end of period	-	315	266	270	273

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$19.05	$33.38	$29.62	$28.84	$28.07
End of period	$26.90	$19.05	$33.38	$29.62	$28.84
Accumulation units outstanding
at the end of period	-	108	95	102	97

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$7.69	$13.43	$13.85	$12.00	$11.68
End of period	$10.14	$7.69	$13.43	$13.85	$12.00
Accumulation units outstanding
at the end of period	-	761	679	666	701

Questions: If you have any questions about your Contract, you may contact us at:
Annuity Service Center:	1 (800) 873-5654 (8 a.m. - 8 p.m. ET)
Mail Address:	P.O. Box 30314, Lansing, Michigan 48909-7814
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951
Institutional Marketing Group Service Center:	1 (800) 777-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased through a bank or another financial institution)
Mail Address:	P.O. Box 30314, Lansing, Michigan 48909-7814
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951 Attn: IMG
Home Office:	1 Corporate Way, Lansing, Michigan 48951

STATEMENT OF ADDITIONAL INFORMATION

October 11, 2010

INDIVIDUAL AND GROUP

FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED

ANNUITY CONTRACTS

ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
OF JACKSON NATIONAL LIFE INSURANCE COMPANY®

This Statement of Additional Information (SAI) is not a prospectus.  It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated October 11, 2010.  The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 30314 Lansing, Michigan 48909-7814, or calling 1-800-873-5654.

General Information and History

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson®).  Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

Trademarks, Service Marks, And Related Disclosures

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq®25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund.  The JNL/Mellon Capital Management Nasdaq® 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ® 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

“NYSE®” is a registered mark of, and “NYSE International 100 IndexSM” is a service mark of, the New York Stock Exchange, Inc. (“NYSE”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.  The JNL/Mellon Capital Management NYSE® International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE® International 25 Fund.

“NYSE International 100 IndexSM” is a service mark of NYSE Group, Inc.  NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the “NYSE International 100 IndexSM” (the “Index”) and its service marks for use in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.

NYSE Group, Inc. does not:

• Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Recommend that any person invest in the JNL/Mellon Capital Management NYSE® International 25 Fund or any other securities.
• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE® International 25 Fund.
• Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Consider the needs of the JNL/Mellon Capital Management NYSE® International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.  Specifically,

• NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
• The results to be obtained by the JNL/Mellon Capital Management NYSE® International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
• The accuracy or completeness of the Index and its data;
• The merchantability and the fitness for a particular purpose or use of the Index and its data;
• NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
• Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other third parties.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell").  Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a registered investment adviser and a wholly-owned subsidiary of The McGraw-Hill Companies, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services.  SPIAS does not act as a “fiduciary” or as an “investment manager”, as defined under ERISA, to any investor.  SPIAS is not responsible for client suitability. Past performance of the Funds is no indication of future results. Since performance fluctuates over time, the fact that the Funds may have outperformed the benchmarks over one period of time does not mean that they outperformed the benchmarks over other periods or will outperform the benchmarks in the future.  SPIAS does not take into account any information about any investor or any investor’s assets when creating, providing or maintaining any asset allocation portfolio.  SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions, and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor’s Index are not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC (“S&P”) and its affiliates. S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index®, the S&P MidCap 400 Index®, the S&P SmallCap 600 Index®, or any other S&P Index to track general stock market performance.  S&P's only relationship to the Separate Account (Licensee) is the licensing of certain registered trademarks and trade names of S&P, the S&P 500 Index, the S&P MidCap 400 Index, and the S&P SmallCap 600 Index, which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions.  S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index, the S&P 400 Index, the S&P SmallCap 600 Index, or any other S&P Index.  S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash.  S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN.  S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Jackson has entered into a License Agreement with Value Line®.  Value Line Publishing, Inc.'s ("VLPI") only relationship to Jackson is VLPI's licensing to Jackson of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to Jackson, this Product or any investor.  VLPI has no obligation to take the needs of Jackson or any investor in the Product into consideration in composing the System.  The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System.  VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM.  VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE.  VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM.  VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Services

Jackson keeps the assets of the Separate Account.  Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of Jackson National Separate Account I and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold.  The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237.  JNLD is a subsidiary of Jackson.

The aggregate amount of underwriting commissions paid to broker/dealers was $121,970,862 in 2007, $114,349,916 in 2008 and $180,191,512 in 2009.
JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson advertises performance for an Investment Division (except the JNL/Select Money Market Fund), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts.  Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds.  We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent.  Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts.  The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period.  No deduction is made for premium taxes that may be assessed by certain states.

Jackson may also advertise non-standardized total return on an annualized and cumulative basis.  Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return.  The Contract is designed for long-term investment; therefore, Jackson believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors.  Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.  Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate.  Any quotation of performance should not be considered a guarantee of future performance.  Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management.  An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division.  The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period.  Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period.  The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

[Missing Graphic Reference]

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission.  Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Funds.  The yield on amounts held in the Investment Division normally will fluctuate over time.  Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return.  An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.
Any current yield quotations of the JNL/Select Money Market Fund will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent.  We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period.  The JNL/Select Money Market Fund's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7).  The JNL/Select Money Market Fund's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Fund's effective yield will fluctuate daily.  Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion.  The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information.  There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant.  It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Fund nor that Division's investment in the JNL/Select Money Market Fund is guaranteed or insured.  Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.  JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.  PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS.  MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson's Tax Status

Jackson is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code").  For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

Taxation of Annuity Contracts in General

Section 72 of the Code, governs the taxation of annuities in general.  An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected.  For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract.  For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis.  The taxable portion of a withdrawal is taxed at ordinary income tax rates.  Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income.  All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract.  The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made.  No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract).  For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Withholding Tax on Distributions

The Code generally requires Jackson (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer.  This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals).  Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement.  If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%.  If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate.  A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.
Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts.  The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department").  Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.  The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying the variable Contracts.  These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above.  Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account.  Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.  Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time.  The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion.  The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects.  The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 99 Investment Divisions and at least one Fixed Account, although a Contract owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time.  The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution.  Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts.  For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange.  Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract.  Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status.  In 1998, in Conway v. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange.  In response to the Conway decision, the IRS issued Notice 2003-51 and Revenue Procedure 2008-24.  In accordance with these rulings, the IRS will consider a partial exchange valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 12 months of the date of the partial exchange or if the owner can demonstrate that they have met certain conditions under Section 72(a)(2) or had any life event similar to these conditions that occurred between the date of the exchange and the date of the withdrawal or surrender.  In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of life events may be approved by the Internal Revenue Service.  Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities.  Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies).  However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans.  Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences.  Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances.  Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity.  The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income.  In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract.  If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan.  If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable.  If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

IRS Approval

The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans.  Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan.  Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts.  It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal.  Withdrawn earnings are included in a taxpayer's gross income.  Section 72 further provides that a 10% penalty will apply to the income portion of any distribution.  The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan.  Special tax rules may be available for certain distributions from a tax-qualified Contract.  Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A.  To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an  IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code).  The exceptions stated in items (4) and (6) above do not apply in the case of an IRA.  The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship.  Hardship withdrawals do not include any earnings on salary reduction contributions.  These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988.  The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans.  Tax penalties may also apply.  While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion.  Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes – Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA.  Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used.  Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement.  In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2.  Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used.  Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs.  If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans.  Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan.  Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan.  Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson's administrative procedures.  Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound.  Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred.  However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan.  Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used.  Such descriptions are not exhaustive and are for general informational purposes only.  The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances.  Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein.  Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization.  Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations.  Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts.  (See "Tax Treatment of Withdrawals – Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women.  The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex.  Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code.  These qualifying employers may make contributions to the Contracts for the benefit of their employees.  Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract.  The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.  Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts.  Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity").  Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income.  IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions.  Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.  Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity.  Purchase payments for Roth IRA annuities are limited to a maximum of $5,000 for 2010.  The limit will be adjusted annually for inflation in $500 increments.  In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions.  The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000.  The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels.  For2010, these levels are $105,000 in the case of single taxpayers, $167,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately.  These levels are indexed annually in $1,000 increments.  An overall $5,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor.  Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution.  Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity.  The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity.  Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity.  The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over.  For rollovers in 2010, the income may be reported ratably in 2011 and 2012.  There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.
(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees.  These retirement plans may permit the purchase of the Contracts to provide benefits under the plan.  Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan.  The tax consequences to owners may vary depending upon the particular plan design.  However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders.  Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans -- Section 457

Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code.  The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary.  As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the $16,500 elective deferral limitation in 2010.  The limit is indexed for inflation in $500 increments annually thereafter.  In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions.  The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,500.

The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age.  Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries.  For this purpose, custodial accounts and certain annuity Contracts are treated as trusts.  The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer.  In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code.  In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

●	attains age 70 1/2,
●	severs employment,
●	dies, or
●	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457.  Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on an assumed investment rate of 3%.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3%.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus
(3)
a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)
is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated – for Contracts with all levels of charges (and combinations of optional endorsements).  This information derives from the financial statements of the Separate Account, which together constitute the Separate Account’s condensed financial information.  Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus.  Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Set forth below are fund changes and additions since the May 1, 2010 Prospectus, for your information in reviewing Accumulation Unit information.

Effective October 11, 2010, the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL/AIM Global Real Estate Fund to JNL/Invesco Global Real Estate Fund;
JNL/AIM International Growth Fund to JNL/Invesco International Growth Fund;
JNL/AIM Large Cap Growth Fund to JNL/Invesco Large Cap Growth Fund;
JNL/AIM Small Cap Growth Fund to JNL/Invesco Small Cap Growth Fund;
JNL/Credit Suisse Commodity Securities Fund to JNL/BlackRock Commodity Securities Fund; and
JNL/Credit Suisse Long/Short Fund to JNL/Goldman Sachs U.S. Equity Flex Fund.

The Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is yet available:

Effective May 1, 2010

JNL/American Funds® Blue Chip Income and Growth Fund;
JNL/American Funds Global Bond Fund;
JNL/American Funds Global Small Capitalization Fund;
JNL/American Funds Growth-Income Fund;
JNL/American Funds International Fund; and
JNL/American Funds New World Fund.

Effective October 11, 2010

JNL/BlackRock Global Allocation Fund.

At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

Accumulation Unit Values
Base Contract with $1 Million Premium Administrative Fee Waiver - 1.45%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division2107

Accumulation unit value:
Beginning of period	$11.88	N/A	N/A	N/A	N/A
End of period	$12.59	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,795	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division2179

Accumulation unit value:
Beginning of period	$12.92	N/A	N/A	N/A	N/A
End of period	$13.10	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	91,185	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division2082

Accumulation unit value:
Beginning of period	$11.76	N/A	N/A	N/A	N/A
End of period	$13.43	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	255,148	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2097

Accumulation unit value:
Beginning of period	$12.70	N/A	N/A	N/A	N/A
End of period	$13.82	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	173,181	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$8.27	$13.05	$15.58	$11.59	$10.32
End of period	$10.80	$8.27	$13.05	$15.58	$11.59
Accumulation units outstanding
at the end of period	82,642	33,185	6,909	14,397	-

JNL/AIM International Growth Division781

Accumulation unit value:
Beginning of period	$11.14	$19.13	$17.69	$14.64	$13.78
End of period	$15.04	$11.14	$19.13	$17.69	$14.64
Accumulation units outstanding
at the end of period	152,950	83,689	102,884	68,187	9,196

JNL/AIM Large Cap Growth Division781

Accumulation unit value:
Beginning of period	$8.79	$14.31	$12.55	$11.80	$11.20
End of period	$10.77	$8.79	$14.31	$12.55	$11.80
Accumulation units outstanding
at the end of period	134,728	119,047	120,169	27,630	17,008

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$9.36	$15.76	$14.36	$12.73	$11.54
End of period	$12.44	$9.36	$15.76	$14.36	$12.73
Accumulation units outstanding
at the end of period	50,921	28,018	19,118	4,962	-

JNL/Capital Guardian Global Balanced
Division781
Accumulation unit value:
Beginning of period	$9.06	$12.82	$12.05	$11.04	$10.40
End of period	$10.94	$9.06	$12.82	$12.05	$11.04
Accumulation units outstanding
at the end of period	221,166	135,824	103,293	89,626	14,065

JNL/Capital Guardian Global Diversified
Research Division748
Accumulation unit value:
Beginning of period	$17.47	$30.81	$25.91	$23.20	$22.40
End of period	$23.80	$17.47	$30.81	$25.91	$23.20
Accumulation units outstanding
at the end of period	35,283	17,426	6,588	-	-

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	$4.48	$9.58	N/A	N/A	N/A
End of period	$6.74	$4.48	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	66,423	32,934	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division781
Accumulation unit value:
Beginning of period	$17.42	$29.89	$27.64	$26.81	$25.00
End of period	$23.15	$17.42	$29.89	$27.64	$26.81
Accumulation units outstanding
at the end of period	104,989	54,310	34,693	35,046	7,400

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.59	$13.71	$10.45	N/A	N/A
End of period	$9.74	$6.59	$13.71	N/A	N/A
Accumulation units outstanding
at the end of period	154,804	73,472	15,070	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.57	$10.56	N/A	N/A	N/A
End of period	$8.09	$6.57	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	28,855	41,212	N/A	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$11.50	$19.15	$19.31	$17.44	$16.89
End of period	$15.17	$11.50	$19.15	$19.31	$17.44
Accumulation units outstanding
at the end of period	36,307	32,176	30,810	23,879	-

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$15.67	$25.75	$23.31	$19.70	$18.71
End of period	$20.92	$15.67	$25.75	$23.31	$19.70
Accumulation units outstanding
at the end of period	21,601	21,776	26,721	17,585	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.26	$9.95	$10.04	N/A	N/A
End of period	$8.03	$6.26	$9.95	N/A	N/A
Accumulation units outstanding
at the end of period	709,647	582,205	277,648	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	$5.81	$9.92	$10.13	N/A	N/A
End of period	$7.49	$5.81	$9.92	N/A	N/A
Accumulation units outstanding
at the end of period	123,598	61,094	34,514	N/A	N/A

JNL/Franklin Templeton Income
Division1061
Accumulation unit value:
Beginning of period	$7.56	$10.91	$10.87	$10.00	N/A
End of period	$9.90	$7.56	$10.91	$10.87	N/A
Accumulation units outstanding
at the end of period	127,419	127,220	105,029	51,522	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$6.05	$9.88	$9.82	N/A	N/A
End of period	$7.56	$6.05	$9.88	N/A	N/A
Accumulation units outstanding
at the end of period	132,312	70,176	34,414	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	$7.73	$11.72	$12.67	$10.92	$10.86
End of period	$10.18	$7.73	$11.72	$12.67	$10.92
Accumulation units outstanding
at the end of period	127,570	46,890	31,456	22,472	-

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$19.07	$20.40	$19.35	$18.75	$18.65
End of period	$21.46	$19.07	$20.40	$19.35	$18.75
Accumulation units outstanding
at the end of period	58,793	12,625	25,387	25,200	14,251

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	$11.54	N/A	N/A	N/A	N/A
End of period	$11.69	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	34,014	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$8.21	$13.04	$12.87	$11.28	$11.15
End of period	$10.74	$8.21	$13.04	$12.87	$11.28
Accumulation units outstanding
at the end of period	151,466	83,712	83,096	66,399	-

JNL/Ivy Asset Strategy Division2132

Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A
End of period	$10.37	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	68,432	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$9.57	$17.50	$15.86	$12.19	$10.79
End of period	$12.28	$9.57	$17.50	$15.86	$12.19
Accumulation units outstanding
at the end of period	161,832	77,168	111,877	135,290	12,220

JNL/JPMorgan MidCap Growth Division781

Accumulation unit value:
Beginning of period	$14.08	$25.71	$24.16	$21.88	$20.69
End of period	$19.84	$14.08	$25.71	$24.16	$21.88
Accumulation units outstanding
at the end of period	20,479	31,734	13,446	7,581	4,730

JNL/JPMorgan U.S. Government &
Quality Bond Division781
Accumulation unit value:
Beginning of period	$17.53	$16.69	$15.92	$15.65	$15.58
End of period	$17.91	$17.53	$16.69	$15.92	$15.65
Accumulation units outstanding
at the end of period	64,633	112,597	19,506	17,096	9,950

JNL/Lazard Emerging Markets Division1065

Accumulation unit value:
Beginning of period	$6.96	$14.14	$10.88	$10.13	N/A
End of period	$11.78	$6.96	$14.14	$10.88	N/A
Accumulation units outstanding
at the end of period	265,612	110,037	77,710	20,936	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$12.02	$19.97	$20.81	$18.43	$17.36
End of period	$16.54	$12.02	$19.97	$20.81	$18.43
Accumulation units outstanding
at the end of period	19,296	55,611	63,743	26,504	8,194

JNL/Lazard Small Cap Equity Division781

Accumulation unit value:
Beginning of period	$9.63	$15.91	$17.32	$15.04	$14.83
End of period	$9.09	$9.63	$15.91	$17.32	$15.04
Accumulation units outstanding
at the end of period	-	18,230	14,299	12,637	14,060

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$7.78	N/A	N/A	N/A	N/A
End of period	$12.16	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,134	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$10.94	N/A	N/A	N/A	N/A
End of period	$11.28	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,151	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$7.13	N/A	N/A	N/A	N/A
End of period	$7.58	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	182,137	N/A	N/A	N/A	N/A

JNL/MCM 25 Division781

Accumulation unit value:
Beginning of period	$7.75	$12.14	$12.68	$11.46	$12.20
End of period	$11.68	$7.75	$12.14	$12.68	$11.46
Accumulation units outstanding
at the end of period	29,085	29,453	65,452	64,658	5,469

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$12.20	$11.94	$11.38	$11.14	$11.10
End of period	$12.72	$12.20	$11.94	$11.38	$11.14
Accumulation units outstanding
at the end of period	143,785	115,046	93,576	83,730	23,632

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.72	$6.25	$6.08	$4.53	$4.48
End of period	$4.60	$3.72	$6.25	$6.08	$4.53
Accumulation units outstanding
at the end of period	10,824	10,824	67,430	34,711	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division748
Accumulation unit value:
Beginning of period	$7.20	$10.63	$11.71	$10.47	$10.76
End of period	$9.45	$7.20	$10.63	$11.71	$10.47
Accumulation units outstanding
at the end of period	-	3,135	-	-	-

JNL/MCM Dow 10 Division781

Accumulation unit value:
Beginning of period	$6.04	$11.35	$11.40	$8.93	$9.49
End of period	$6.90	$6.04	$11.35	$11.40	$8.93
Accumulation units outstanding
at the end of period	138,931	39,528	77,082	54,416	74,715

JNL/MCM Dow Dividend Division1000

Accumulation unit value:
Beginning of period	$5.23	$10.49	$11.83	$10.09	N/A
End of period	$6.20	$5.23	$10.49	$11.83	N/A
Accumulation units outstanding
at the end of period	241,478	117,357	87,469	31,118	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$6.16	$10.04	$9.82	$8.53	$8.20
End of period	$5.74	$6.16	$10.04	$9.82	$8.53
Accumulation units outstanding
at the end of period	-	13,443	11,900	-	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division748

Accumulation unit value:
Beginning of period	$5.88	$12.08	$14.83	$12.68	$11.90
End of period	$6.87	$5.88	$12.08	$14.83	$12.68
Accumulation units outstanding
at the end of period	59,203	41,090	13,910	22,443	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$9.82	$19.35	$17.67	$12.80	$11.61
End of period	$12.69	$9.82	$19.35	$17.67	$12.80
Accumulation units outstanding
at the end of period	110,133	61,187	109,726	64,326	18,349

JNL/MCM Global Alpha Division2192

Accumulation unit value:
Beginning of period	$9.85	N/A	N/A	N/A	N/A
End of period	$9.84	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,373	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division748

Accumulation unit value:
Beginning of period	$9.61	$12.69	$11.97	$11.43	$10.67
End of period	$11.45	$9.61	$12.69	$11.97	$11.43
Accumulation units outstanding
at the end of period	28,189	18,485	16,173	8,996	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$11.49	$20.42	$18.77	$15.17	$13.96
End of period	$14.64	$11.49	$20.42	$18.77	$15.17
Accumulation units outstanding
at the end of period	74,095	81,480	92,128	61,872	17,904

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.89	$13.93	$13.93	$11.90	$11.31
End of period	$9.65	$7.89	$13.93	$13.93	$11.90
Accumulation units outstanding
at the end of period	728,159	955,835	855,961	658,209	32,812

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1118

Accumulation unit value:
Beginning of period	$6.38	$12.01	$10.73	$9.24	N/A
End of period	$8.66	$6.38	$12.01	$10.73	N/A
Accumulation units outstanding
at the end of period	209,218	210,892	112,953	120,038	N/A

JNL/MCM Nasdaq 25 Division748

Accumulation unit value:
Beginning of period	$7.38	$12.80	$10.91	$10.57	$10.55
End of period	$9.76	$7.38	$12.80	$10.91	$10.57
Accumulation units outstanding
at the end of period	24,117	15,744	16,259	8,535	-

JNL/MCM NYSE International 25
Division1317
Accumulation unit value:
Beginning of period	$6.16	$11.57	$10.24	N/A	N/A
End of period	$8.27	$6.16	$11.57	N/A	N/A
Accumulation units outstanding
at the end of period	27,039	55,454	20,668	N/A	N/A

JNL/MCM Oil & Gas Sector Division748

Accumulation unit value:
Beginning of period	$22.80	$37.23	$27.93	$23.46	$17.59
End of period	$26.99	$22.80	$37.23	$27.93	$23.46
Accumulation units outstanding
at the end of period	18,703	25,590	18,748	4,920	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$9.70	N/A	N/A	N/A	N/A
End of period	$11.71	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,138	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division781

Accumulation unit value:
Beginning of period	$7.15	$14.39	$13.91	$13.48	$11.02
End of period	$8.43	$7.15	$14.39	$13.91	$13.48
Accumulation units outstanding
at the end of period	9,759	38,215	84,095	44,110	63,795

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division1216

Accumulation unit value:
Beginning of period	$7.17	$10.82	$10.20	$10.26	N/A
End of period	$8.40	$7.17	$10.82	$10.20	N/A
Accumulation units outstanding
at the end of period	8,184	9,491	10,199	10,738	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.98	$16.23	$15.33	$14.18	$13.20
End of period	$13.58	$9.98	$16.23	$15.33	$14.18
Accumulation units outstanding
at the end of period	103,456	44,482	74,801	66,143	18,992

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.78	$12.66	$12.25	$10.80	$10.62
End of period	$9.66	$7.78	$12.66	$12.25	$10.80
Accumulation units outstanding
at the end of period	257,720	67,682	108,066	99,022	24,761

JNL/MCM S&P SMid 60 Division1317

Accumulation unit value:
Beginning of period	$6.08	$8.84	$10.15	N/A	N/A
End of period	$9.69	$6.08	$8.84	N/A	N/A
Accumulation units outstanding
at the end of period	61,604	38,413	33,314	N/A	N/A

JNL/MCM Select Small-Cap Division781

Accumulation unit value:
Beginning of period	$11.13	$18.84	$21.34	$19.78	$18.91
End of period	$11.51	$11.13	$18.84	$21.34	$19.78
Accumulation units outstanding
at the end of period	8,415	24,751	59,972	42,006	46,252

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.69	$15.11	$15.66	$13.52	$12.99
End of period	$12.16	$9.69	$15.11	$15.66	$13.52
Accumulation units outstanding
at the end of period	120,397	39,325	77,670	60,255	19,605

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division748

Accumulation unit value:
Beginning of period	$3.92	$7.03	$6.23	$5.78	$5.52
End of period	$6.33	$3.92	$7.03	$6.23	$5.78
Accumulation units outstanding
at the end of period	240,786	36,520	50,949	18,182	-

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$9.27	$17.90	$15.20	$15.64	$12.67
End of period	$10.48	$9.27	$17.90	$15.20	$15.64
Accumulation units outstanding
at the end of period	153,053	203,135	191,135	170,250	61,827

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$8.16	$14.47	$13.25	$11.99	$11.40
End of period	$9.96	$8.16	$14.47	$13.25	$11.99
Accumulation units outstanding
at the end of period	26,465	34,581	35,170	160,184	31,568

JNL/Oppenheimer Global Growth
Division781
Accumulation unit value:
Beginning of period	$8.93	$15.33	$14.63	$12.69	$11.27
End of period	$12.27	$8.93	$15.33	$14.63	$12.69
Accumulation units outstanding
at the end of period	54,444	51,490	36,636	27,735	70,443

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$8.09	N/A	N/A	N/A	N/A
End of period	$8.05	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	50,394	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1776

Accumulation unit value:
Beginning of period	$4.16	$7.85	N/A	N/A	N/A
End of period	$7.48	$4.16	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	92,537	35,376	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.38	$10.94	$9.96	N/A	N/A
End of period	$11.99	$10.38	$10.94	N/A	N/A
Accumulation units outstanding
at the end of period	135,545	106,164	6,062	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$15.11	$15.27	$14.32	$14.04	$13.93
End of period	$17.20	$15.11	$15.27	$14.32	$14.04
Accumulation units outstanding
at the end of period	405,744	168,555	147,079	118,277	38,430

JNL/PPM America Core Equity Division748

Accumulation unit value:
Beginning of period	$12.95	$22.08	$24.15	$21.54	$19.91
End of period	$16.12	$12.95	$22.08	$24.15	$21.54
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America High Yield Bond
Division781
Accumulation unit value:
Beginning of period	$9.47	$13.87	$14.23	$13.07	$13.17
End of period	$13.65	$9.47	$13.87	$14.23	$13.07
Accumulation units outstanding
at the end of period	80,634	2,447	21,151	30,081	12,328

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$5.90	N/A	N/A	N/A	N/A
End of period	$8.19	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,578	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division1817
Accumulation unit value:
Beginning of period	$6.25	$10.77	N/A	N/A	N/A
End of period	$8.25	$6.25	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,831	4,869	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$11.00	$21.14	$22.73	$20.40	$19.54
End of period	$15.67	$11.00	$21.14	$22.73	$20.40
Accumulation units outstanding
at the end of period	35,904	8,326	4,368	4,368	-

JNL/Red Rocks Listed Private Equity
Division1901
Accumulation unit value:
Beginning of period	$5.92	$8.50	N/A	N/A	N/A
End of period	$8.19	$5.92	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	58,053	3,589	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.69	$9.34	N/A	N/A	N/A
End of period	$9.35	$6.69	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	67,473	114,838	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$9.18	N/A	N/A	N/A	N/A
End of period	$9.81	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	29,886	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.29	$9.60	N/A	N/A	N/A
End of period	$7.78	$6.29	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	60,164	67,260	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	$7.92	N/A	N/A	N/A	N/A
End of period	$8.19	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	41,823	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	$8.29	N/A	N/A	N/A	N/A
End of period	$8.68	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	77,359	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$6.27	$9.17	N/A	N/A	N/A
End of period	$9.70	$6.27	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,066	4,870	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.93	$16.56	$15.39	$13.51	$12.39
End of period	$12.82	$9.93	$16.56	$15.39	$13.51
Accumulation units outstanding
at the end of period	57,518	42,446	10,439	7,142	-

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$9.98	$11.74	$11.21	$10.54	$10.26
End of period	$11.17	$9.98	$11.74	$11.21	$10.54
Accumulation units outstanding
at the end of period	341,162	92,748	25,617	-	-

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$10.46	$16.42	$15.33	$13.63	$12.64
End of period	$13.21	$10.46	$16.42	$15.33	$13.63
Accumulation units outstanding
at the end of period	538,381	-	10,028	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$9.75	$12.56	$11.83	$10.87	$10.54
End of period	$11.40	$9.75	$12.56	$11.83	$10.87
Accumulation units outstanding
at the end of period	36,979	7,832	7,882	-	-

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$11.15	$15.60	$14.57	$13.18	$12.39
End of period	$13.56	$11.15	$15.60	$14.57	$13.18
Accumulation units outstanding
at the end of period	202,884	89,421	187,674	119,166	-

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	$9.00	$11.06	N/A	N/A	N/A
End of period	$10.12	$9.00	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	47,891	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.38	$9.71	N/A	N/A	N/A
End of period	$8.99	$6.38	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	42,363	4,675	N/A	N/A	N/A

JNL/Select Balanced Division781

Accumulation unit value:
Beginning of period	$22.06	$28.23	$26.65	$23.79	$23.34
End of period	$26.02	$22.06	$28.23	$26.65	$23.79
Accumulation units outstanding
at the end of period	30,204	25,819	22,273	13,578	11,330

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$13.19	$13.10	$12.69	$12.32	$12.17
End of period	$13.02	$13.19	$13.10	$12.69	$12.32
Accumulation units outstanding
at the end of period	113,375	144,185	17,188	38,526	-

JNL/Select Value Division781

Accumulation unit value:
Beginning of period	$14.57	$22.18	$20.87	$17.51	$17.03
End of period	$17.81	$14.57	$22.18	$20.87	$17.51
Accumulation units outstanding
at the end of period	56,060	24,718	44,676	39,886	11,077

JNL/T.Rowe Price Established Growth
Division781
Accumulation unit value:
Beginning of period	$18.38	$32.64	$30.07	$26.84	$25.35
End of period	$26.00	$18.38	$32.64	$30.07	$26.84
Accumulation units outstanding
at the end of period	76,767	16,943	8,242	2,443	9,315

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$26.65	$45.56	$39.44	$37.47	$33.20
End of period	$38.57	$26.65	$45.56	$39.44	$37.47
Accumulation units outstanding
at the end of period	102,923	49,089	30,924	24,937	4,206

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1064
Accumulation unit value:
Beginning of period	$9.78	$10.55	$10.21	$10.00	N/A
End of period	$10.37	$9.78	$10.55	$10.21	N/A
Accumulation units outstanding
at the end of period	74,628	28,385	12,897	-	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$9.52	$16.22	$16.32	$13.80	$13.41
End of period	$12.86	$9.52	$16.22	$16.32	$13.80
Accumulation units outstanding
at the end of period	112,246	122,894	97,749	36,781	22,214

Accumulation Unit Values
Base Contract - 1.60%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division2011

Accumulation unit value:
Beginning of period	$9.83	N/A	N/A	N/A	N/A
End of period	$12.58	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,771,498	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division2010

Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A
End of period	$13.08	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,664,396	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division2011

Accumulation unit value:
Beginning of period	$9.79	N/A	N/A	N/A	N/A
End of period	$13.41	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,752,394	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2102

Accumulation unit value:
Beginning of period	$12.57	N/A	N/A	N/A	N/A
End of period	$13.81	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,377,683	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division781

Accumulation unit value:
Beginning of period	$8.22	$13.00	$15.54	$11.58	$10.45
End of period	$10.72	$8.22	$13.00	$15.54	$11.58
Accumulation units outstanding
at the end of period	3,684,494	1,742,833	1,007,163	859,181	70,770

JNL/AIM International Growth Division781

Accumulation unit value:
Beginning of period	$10.91	$18.77	$17.38	$14.41	$13.58
End of period	$14.71	$10.91	$18.77	$17.38	$14.41
Accumulation units outstanding
at the end of period	2,030,954	1,227,000	1,181,961	278,659	29,557

JNL/AIM Large Cap Growth Division781

Accumulation unit value:
Beginning of period	$8.70	$14.18	$12.45	$11.73	$11.14
End of period	$10.64	$8.70	$14.18	$12.45	$11.73
Accumulation units outstanding
at the end of period	5,613,284	3,064,941	2,480,782	293,725	33,959

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division781

Accumulation unit value:
Beginning of period	$9.26	$15.62	$14.25	$12.65	$12.04
End of period	$12.29	$9.26	$15.62	$14.25	$12.65
Accumulation units outstanding
at the end of period	1,039,166	381,403	563,240	65,038	16,303

JNL/Capital Guardian Global Balanced
Division781
Accumulation unit value:
Beginning of period	$8.95	$12.68	$11.93	$10.94	$10.32
End of period	$10.78	$8.95	$12.68	$11.93	$10.94
Accumulation units outstanding
at the end of period	5,174,977	2,554,908	1,019,168	472,294	71,229

JNL/Capital Guardian Global Diversified
Research Division781
Accumulation unit value:
Beginning of period	$17.11	$30.23	$25.46	$22.83	$21.52
End of period	$23.28	$17.11	$30.23	$25.46	$22.83
Accumulation units outstanding
at the end of period	1,906,137	768,166	265,635	21,740	1,027

JNL/Capital Guardian International
Small Cap Division1454
Accumulation unit value:
Beginning of period	$4.47	$9.86	$10.08	N/A	N/A
End of period	$6.72	$4.47	$9.86	N/A	N/A
Accumulation units outstanding
at the end of period	3,276,147	519,397	23,586	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division781
Accumulation unit value:
Beginning of period	$17.07	$29.33	$27.17	$26.39	$24.64
End of period	$22.64	$17.07	$29.33	$27.17	$26.39
Accumulation units outstanding
at the end of period	2,722,071	858,024	159,947	22,553	4,764

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.57	$13.69	$12.99	N/A	N/A
End of period	$9.70	$6.57	$13.69	N/A	N/A
Accumulation units outstanding
at the end of period	8,956,598	3,467,792	1,635,271	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.55	$10.69	$10.01	N/A	N/A
End of period	$8.05	$6.55	$10.69	N/A	N/A
Accumulation units outstanding
at the end of period	2,556,065	1,490,477	309,905	N/A	N/A

JNL/Eagle Core Equity Division781

Accumulation unit value:
Beginning of period	$11.29	$18.82	$19.02	$17.20	$16.87
End of period	$14.87	$11.29	$18.82	$19.02	$17.20
Accumulation units outstanding
at the end of period	487,660	108,077	49,017	17,343	808

JNL/Eagle SmallCap Equity Division781

Accumulation unit value:
Beginning of period	$15.38	$25.32	$22.96	$19.42	$19.28
End of period	$20.51	$15.38	$25.32	$22.96	$19.42
Accumulation units outstanding
at the end of period	1,663,592	973,952	561,973	132,394	7,974

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.25	$9.94	$10.00	N/A	N/A
End of period	$8.00	$6.25	$9.94	N/A	N/A
Accumulation units outstanding
at the end of period	19,100,590	13,281,746	10,903,231	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	$5.79	$9.91	$9.99	N/A	N/A
End of period	$7.46	$5.79	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	1,973,896	868,445	731,869	N/A	N/A

JNL/Franklin Templeton Income
Division1069
Accumulation unit value:
Beginning of period	$7.53	$10.89	$10.86	$9.95	N/A
End of period	$9.85	$7.53	$10.89	$10.86	N/A
Accumulation units outstanding
at the end of period	8,269,160	3,887,553	3,323,264	624,826	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$6.03	$9.87	$10.00	N/A	N/A
End of period	$7.52	$6.03	$9.87	N/A	N/A
Accumulation units outstanding
at the end of period	4,563,063	1,602,409	984,051	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division781
Accumulation unit value:
Beginning of period	$7.69	$11.68	$12.64	$10.91	$10.26
End of period	$10.10	$7.69	$11.68	$12.64	$10.91
Accumulation units outstanding
at the end of period	3,263,050	1,067,774	538,059	295,601	37,712

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$18.68	$20.02	$19.01	$18.46	$18.38
End of period	$20.99	$18.68	$20.02	$19.01	$18.46
Accumulation units outstanding
at the end of period	2,921,378	1,838,602	1,597,250	674,530	97,505

JNL/Goldman Sachs Emerging Markets
Debt Division1897
Accumulation unit value:
Beginning of period	$9.64	$10.00	N/A	N/A	N/A
End of period	$11.67	$9.64	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,671,215	241,237	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division781
Accumulation unit value:
Beginning of period	$8.17	$12.98	$12.84	$11.27	$10.00
End of period	$10.66	$8.17	$12.98	$12.84	$11.27
Accumulation units outstanding
at the end of period	2,573,448	1,091,159	763,246	300,315	35,651

JNL/Ivy Asset Strategy Division2129

Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A
End of period	$10.37	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,106,282	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$9.42	$17.24	$15.65	$12.05	$10.68
End of period	$12.06	$9.42	$17.24	$15.65	$12.05
Accumulation units outstanding
at the end of period	4,087,551	2,209,863	2,107,779	1,611,821	161,262

JNL/JPMorgan MidCap Growth Division781

Accumulation unit value:
Beginning of period	$13.79	$25.23	$23.75	$21.53	$20.39
End of period	$19.41	$13.79	$25.23	$23.75	$21.53
Accumulation units outstanding
at the end of period	583,252	278,583	203,527	54,575	17,881

JNL/JPMorgan U.S. Government &
Quality Bond Division781
Accumulation unit value:
Beginning of period	$17.17	$16.38	$15.65	$15.40	$15.35
End of period	$17.53	$17.17	$16.38	$15.65	$15.40
Accumulation units outstanding
at the end of period	3,462,180	2,313,460	778,297	347,778	93,945

JNL/Lazard Emerging Markets Division1063

Accumulation unit value:
Beginning of period	$6.93	$14.10	$10.87	$9.98	N/A
End of period	$11.72	$6.93	$14.10	$10.87	N/A
Accumulation units outstanding
at the end of period	9,253,339	3,197,166	2,234,117	189,684	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$11.82	$19.68	$20.54	$18.21	$17.18
End of period	$16.25	$11.82	$19.68	$20.54	$18.21
Accumulation units outstanding
at the end of period	1,301,699	915,225	921,186	242,511	50,256

JNL/Lazard Small Cap Equity Division781

Accumulation unit value:
Beginning of period	$9.47	$15.67	$17.09	$14.87	$14.68
End of period	$8.94	$9.47	$15.67	$17.09	$14.87
Accumulation units outstanding
at the end of period	-	406,111	359,066	201,068	102,690

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division1920

Accumulation unit value:
Beginning of period	$8.39	$8.09	N/A	N/A	N/A
End of period	$12.14	$8.39	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	373,770	425	N/A	N/A	N/A

JNL/M&G Global Leaders Division1919

Accumulation unit value:
Beginning of period	$8.33	$8.63	N/A	N/A	N/A
End of period	$11.26	$8.33	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	219,691	1,839	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1309
Accumulation unit value:
Beginning of period	$6.16	$9.81	$10.21	N/A	N/A
End of period	$7.55	$6.16	$9.81	N/A	N/A
Accumulation units outstanding
at the end of period	4,770,575	2,281,888	490,974	N/A	N/A

JNL/MCM 25 Division781

Accumulation unit value:
Beginning of period	$7.64	$11.99	$12.54	$11.35	$12.10
End of period	$11.50	$7.64	$11.99	$12.54	$11.35
Accumulation units outstanding
at the end of period	2,107,186	2,493,199	3,229,994	2,484,314	618,037

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$12.07	$11.83	$11.30	$11.07	$11.05
End of period	$12.56	$12.07	$11.83	$11.30	$11.07
Accumulation units outstanding
at the end of period	6,506,399	3,113,242	2,385,765	1,314,362	231,536

JNL/MCM Communications Sector
Division781
Accumulation unit value:
Beginning of period	$3.66	$6.17	$6.01	$4.49	$4.40
End of period	$4.53	$3.66	$6.17	$6.01	$4.49
Accumulation units outstanding
at the end of period	824,592	437,337	937,229	486,071	8,856

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division781
Accumulation unit value:
Beginning of period	$7.10	$10.50	$11.58	$10.37	$10.61
End of period	$9.30	$7.10	$10.50	$11.58	$10.37
Accumulation units outstanding
at the end of period	462,876	257,084	57,240	14,972	5,104

JNL/MCM Dow 10 Division781

Accumulation unit value:
Beginning of period	$5.95	$11.21	$11.28	$8.84	$9.41
End of period	$6.79	$5.95	$11.21	$11.28	$8.84
Accumulation units outstanding
at the end of period	3,970,688	3,628,050	4,116,493	3,409,930	797,609

JNL/MCM Dow Dividend Division992

Accumulation unit value:
Beginning of period	$5.21	$10.46	$11.81	$10.00	N/A
End of period	$6.17	$5.21	$10.46	$11.81	N/A
Accumulation units outstanding
at the end of period	5,625,378	4,502,872	4,067,652	2,227,217	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division781
Accumulation unit value:
Beginning of period	$6.07	$9.91	$9.71	$8.44	$8.38
End of period	$5.66	$6.07	$9.91	$9.71	$8.44
Accumulation units outstanding
at the end of period	-	323,177	177,280	98,671	22,461

JNL/MCM European 30 Division1902

Accumulation unit value:
Beginning of period	$8.59	$9.47	N/A	N/A	N/A
End of period	$11.93	$8.59	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	164,364	15,724	N/A	N/A	N/A

JNL/MCM Financial Sector Division781

Accumulation unit value:
Beginning of period	$5.79	$11.93	$14.67	$12.56	$11.81
End of period	$6.76	$5.79	$11.93	$14.67	$12.56
Accumulation units outstanding
at the end of period	3,478,674	1,518,254	240,682	145,027	10,617

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$9.68	$19.11	$17.48	$12.67	$11.51
End of period	$12.49	$9.68	$19.11	$17.48	$12.67
Accumulation units outstanding
at the end of period	4,287,539	4,297,302	5,020,739	3,020,521	708,554

JNL/MCM Global Alpha Division2130

Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A
End of period	$9.84	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	131,813	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$9.47	$12.53	$11.84	$11.32	$10.79
End of period	$11.28	$9.47	$12.53	$11.84	$11.32
Accumulation units outstanding
at the end of period	2,134,313	1,272,926	705,094	328,191	67,204

JNL/MCM Index 5 Division1319

Accumulation unit value:
Beginning of period	$6.83	$9.89	$10.19	N/A	N/A
End of period	$8.41	$6.83	$9.89	N/A	N/A
Accumulation units outstanding
at the end of period	6,137,605	1,371,918	362,862	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$11.37	$20.24	$18.63	$15.08	$13.89
End of period	$14.47	$11.37	$20.24	$18.63	$15.08
Accumulation units outstanding
at the end of period	4,600,459	2,855,999	2,221,404	1,309,880	201,941

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.84	$13.86	$13.89	$11.88	$11.30
End of period	$9.58	$7.84	$13.86	$13.89	$11.88
Accumulation units outstanding
at the end of period	42,677,296	40,855,142	39,243,252	21,947,659	2,695,655

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1065

Accumulation unit value:
Beginning of period	$6.36	$11.98	$10.72	$10.13	N/A
End of period	$8.62	$6.36	$11.98	$10.72	N/A
Accumulation units outstanding
at the end of period	7,939,018	7,276,906	4,956,138	831,761	N/A

JNL/MCM Nasdaq 25 Division781

Accumulation unit value:
Beginning of period	$7.33	$12.74	$10.87	$10.55	$10.20
End of period	$9.68	$7.33	$12.74	$10.87	$10.55
Accumulation units outstanding
at the end of period	1,498,479	738,364	635,400	379,950	52,836

JNL/MCM NYSE International 25
Division1304
Accumulation unit value:
Beginning of period	$6.15	$11.56	$10.00	N/A	N/A
End of period	$8.23	$6.15	$11.56	N/A	N/A
Accumulation units outstanding
at the end of period	1,586,901	1,188,990	740,350	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$22.48	$36.76	$27.62	$23.23	$21.12
End of period	$26.57	$22.48	$36.76	$27.62	$23.23
Accumulation units outstanding
at the end of period	2,299,805	1,127,010	804,206	389,450	95,150

JNL/MCM Pacific Rim 30 Division1902

Accumulation unit value:
Beginning of period	$9.56	$9.14	N/A	N/A	N/A
End of period	$11.68	$9.56	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	253,468	15,632	N/A	N/A	N/A

JNL/MCM S&P 10 Division781

Accumulation unit value:
Beginning of period	$7.04	$14.21	$13.75	$13.35	$10.92
End of period	$8.30	$7.04	$14.21	$13.75	$13.35
Accumulation units outstanding
at the end of period	2,825,364	3,015,484	3,733,607	2,834,498	781,244

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division1094

Accumulation unit value:
Beginning of period	$7.14	$10.79	$10.19	$9.47	N/A
End of period	$8.35	$7.14	$10.79	$10.19	N/A
Accumulation units outstanding
at the end of period	489,260	245,879	282,488	206,382	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.88	$16.09	$15.21	$14.09	$13.13
End of period	$13.42	$9.88	$16.09	$15.21	$14.09
Accumulation units outstanding
at the end of period	3,816,155	2,393,465	1,936,053	1,122,150	170,656

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.70	$12.55	$12.16	$10.73	$10.57
End of period	$9.55	$7.70	$12.55	$12.16	$10.73
Accumulation units outstanding
at the end of period	9,711,489	4,450,318	3,390,812	1,890,561	287,685

JNL/MCM S&P SMid 60 Division1304

Accumulation unit value:
Beginning of period	$6.07	$8.83	$10.00	N/A	N/A
End of period	$9.65	$6.07	$8.83	N/A	N/A
Accumulation units outstanding
at the end of period	1,902,225	785,977	394,756	N/A	N/A

JNL/MCM Select Small-Cap Division781

Accumulation unit value:
Beginning of period	$10.97	$18.60	$21.11	$19.59	$18.75
End of period	$11.33	$10.97	$18.60	$21.11	$19.59
Accumulation units outstanding
at the end of period	2,223,492	1,776,291	2,009,487	1,556,378	388,517

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.59	$14.97	$15.54	$13.44	$12.93
End of period	$12.02	$9.59	$14.97	$15.54	$13.44
Accumulation units outstanding
at the end of period	4,075,948	1,930,000	1,611,377	1,003,238	163,002

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division781

Accumulation unit value:
Beginning of period	$3.87	$6.95	$6.16	$5.73	$5.43
End of period	$6.24	$3.87	$6.95	$6.16	$5.73
Accumulation units outstanding
at the end of period	6,679,895	1,417,732	810,212	328,216	50,558

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$9.21	$17.81	$15.15	$15.61	$12.66
End of period	$10.40	$9.21	$17.81	$15.15	$15.61
Accumulation units outstanding
at the end of period	6,453,392	6,254,120	5,952,509	4,150,392	1,043,406

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$8.10	$14.39	$13.21	$11.96	$11.39
End of period	$9.89	$8.10	$14.39	$13.21	$11.96
Accumulation units outstanding
at the end of period	4,692,637	3,537,944	3,275,157	3,914,448	756,889

JNL/Oppenheimer Global Growth
Division781
Accumulation unit value:
Beginning of period	$8.83	$15.17	$14.50	$12.60	$11.20
End of period	$12.12	$8.83	$15.17	$14.50	$12.60
Accumulation units outstanding
at the end of period	2,124,518	1,117,808	812,386	468,545	58,372

JNL/PAM Asia ex-Japan Division1771

Accumulation unit value:
Beginning of period	$4.81	$8.94	N/A	N/A	N/A
End of period	$8.02	$4.81	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,923,194	101,329	N/A	N/A	N/A

JNL/PAM China-India Division1770

Accumulation unit value:
Beginning of period	$4.16	$7.66	N/A	N/A	N/A
End of period	$7.46	$4.16	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,857,062	618,301	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.35	$10.92	$10.03	N/A	N/A
End of period	$11.94	$10.35	$10.92	N/A	N/A
Accumulation units outstanding
at the end of period	12,598,293	6,747,217	1,542,985	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$14.87	$15.05	$14.13	$13.87	$13.78
End of period	$16.89	$14.87	$15.05	$14.13	$13.87
Accumulation units outstanding
at the end of period	18,159,700	7,622,406	3,747,637	1,709,355	309,110

JNL/PPM America Core Equity Division781

Accumulation unit value:
Beginning of period	$12.68	$21.66	$23.73	$21.20	$20.09
End of period	$15.78	$12.68	$21.66	$23.73	$21.20
Accumulation units outstanding
at the end of period	-	40,898	17,531	6,605	51

JNL/PPM America High Yield Bond
Division781
Accumulation unit value:
Beginning of period	$9.32	$13.67	$14.05	$12.92	$13.04
End of period	$13.41	$9.32	$13.67	$14.05	$12.92
Accumulation units outstanding
at the end of period	6,136,663	1,248,801	891,357	791,525	157,076

JNL/PPM America Mid Cap Value
Division1775
Accumulation unit value:
Beginning of period	$5.63	$10.46	N/A	N/A	N/A
End of period	$8.17	$5.63	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	344,807	51,383	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division1775
Accumulation unit value:
Beginning of period	$6.24	$10.40	N/A	N/A	N/A
End of period	$8.23	$6.24	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	312,635	73,330	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division781

Accumulation unit value:
Beginning of period	$10.78	$20.74	$22.34	$20.08	$19.85
End of period	$15.33	$10.78	$20.74	$22.34	$20.08
Accumulation units outstanding
at the end of period	243,852	57,600	24,203	11,241	4,310

JNL/Red Rocks Listed Private Equity
Division1898
Accumulation unit value:
Beginning of period	$5.92	$10.00	N/A	N/A	N/A
End of period	$8.18	$5.92	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,373,311	481,127	N/A	N/A	N/A

JNL/S&P 4 Division1454

Accumulation unit value:
Beginning of period	$6.67	$9.92	$10.30	N/A	N/A
End of period	$9.32	$6.67	$9.92	N/A	N/A
Accumulation units outstanding
at the end of period	12,799,990	5,839,865	181,068	N/A	N/A

JNL/S&P Competitive Advantage
Division1454
Accumulation unit value:
Beginning of period	$6.89	$9.91	$10.22	N/A	N/A
End of period	$9.78	$6.89	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	1,438,652	398,941	506	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.27	$10.49	$9.99	N/A	N/A
End of period	$7.74	$6.27	$10.49	N/A	N/A
Accumulation units outstanding
at the end of period	2,110,502	502,982	202,722	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$7.61	$10.54	$9.99	N/A	N/A
End of period	$8.89	$7.61	$10.54	N/A	N/A
Accumulation units outstanding
at the end of period	5,461,529	1,557,934	600,666	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	$6.75	$10.51	$10.13	N/A	N/A
End of period	$8.15	$6.75	$10.51	N/A	N/A
Accumulation units outstanding
at the end of period	6,304,075	2,094,838	640,892	N/A	N/A

JNL/S&P Dividend Income & Growth
Division1460
Accumulation unit value:
Beginning of period	$7.12	$9.76	$9.82	N/A	N/A
End of period	$8.65	$7.12	$9.76	N/A	N/A
Accumulation units outstanding
at the end of period	2,107,443	620,472	8,627	N/A	N/A

JNL/S&P Intrinsic Value Division1454

Accumulation unit value:
Beginning of period	$6.26	$9.92	$10.28	N/A	N/A
End of period	$9.67	$6.26	$9.92	N/A	N/A
Accumulation units outstanding
at the end of period	1,145,372	435,046	1,442	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division781
Accumulation unit value:
Beginning of period	$9.77	$16.32	$15.19	$13.36	$12.55
End of period	$12.60	$9.77	$16.32	$15.19	$13.36
Accumulation units outstanding
at the end of period	5,075,329	1,625,044	1,067,430	383,215	21,636

JNL/S&P Managed Conservative Division781

Accumulation unit value:
Beginning of period	$9.92	$11.69	$11.17	$10.53	$10.35
End of period	$11.08	$9.92	$11.69	$11.17	$10.53
Accumulation units outstanding
at the end of period	9,483,839	4,740,372	1,628,216	637,563	61,662

JNL/S&P Managed Growth Division781

Accumulation unit value:
Beginning of period	$10.30	$16.18	$15.13	$13.47	$12.76
End of period	$12.98	$10.30	$16.18	$15.13	$13.47
Accumulation units outstanding
at the end of period	16,746,257	4,333,403	2,823,984	1,286,010	138,988

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division781

Accumulation unit value:
Beginning of period	$9.69	$12.50	$11.79	$10.85	$10.54
End of period	$11.31	$9.69	$12.50	$11.79	$10.85
Accumulation units outstanding
at the end of period	17,458,456	7,222,707	3,010,362	1,260,181	239,017

JNL/S&P Managed Moderate Growth
Division781
Accumulation unit value:
Beginning of period	$10.97	$15.37	$14.38	$13.03	$12.51
End of period	$13.33	$10.97	$15.37	$14.38	$13.03
Accumulation units outstanding
at the end of period	22,205,940	7,255,384	4,547,559	2,021,356	358,933

JNL/S&P Retirement 2015 Division1038

Accumulation unit value:
Beginning of period	$8.01	$11.64	$10.83	$10.19	N/A
End of period	$9.43	$8.01	$11.64	$10.83	N/A
Accumulation units outstanding
at the end of period	-	283,809	278,963	45,364	N/A

JNL/S&P Retirement 2020 Division1079

Accumulation unit value:
Beginning of period	$7.75	$11.81	$10.96	$10.08	N/A
End of period	$9.24	$7.75	$11.81	$10.96	N/A
Accumulation units outstanding
at the end of period	-	191,549	60,101	27,953	N/A

JNL/S&P Retirement 2025 Division1156

Accumulation unit value:
Beginning of period	$7.57	$11.95	$11.03	$10.29	N/A
End of period	$9.11	$7.57	$11.95	$11.03	N/A
Accumulation units outstanding
at the end of period	-	88,924	15,059	4,356	N/A

JNL/S&P Retirement Income Division1012

Accumulation unit value:
Beginning of period	$8.96	$11.13	$10.58	$9.96	N/A
End of period	$10.07	$8.96	$11.13	$10.58	N/A
Accumulation units outstanding
at the end of period	-	921,259	454,218	146,155	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division1454

Accumulation unit value:
Beginning of period	$6.37	$10.06	$10.51	N/A	N/A
End of period	$8.96	$6.37	$10.06	N/A	N/A
Accumulation units outstanding
at the end of period	991,144	539,801	413	N/A	N/A

JNL/Select Balanced Division781

Accumulation unit value:
Beginning of period	$21.61	$27.70	$26.18	$23.41	$23.00
End of period	$25.45	$21.61	$27.70	$26.18	$23.41
Accumulation units outstanding
at the end of period	3,798,302	1,304,632	814,557	279,054	36,777

JNL/Select Money Market Division781

Accumulation unit value:
Beginning of period	$12.93	$12.85	$12.47	$12.12	$12.00
End of period	$12.74	$12.93	$12.85	$12.47	$12.12
Accumulation units outstanding
at the end of period	8,129,380	8,529,707	3,447,560	769,070	84,741

JNL/Select Value Division781

Accumulation unit value:
Beginning of period	$14.44	$22.01	$20.74	$17.43	$16.97
End of period	$17.61	$14.44	$22.01	$20.74	$17.43
Accumulation units outstanding
at the end of period	2,680,677	1,176,387	759,869	436,692	14,425

JNL/T.Rowe Price Established Growth
Division781
Accumulation unit value:
Beginning of period	$18.01	$32.02	$29.55	$26.41	$24.98
End of period	$25.44	$18.01	$32.02	$29.55	$26.41
Accumulation units outstanding
at the end of period	2,486,826	965,897	574,583	132,739	23,725

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$26.11	$44.70	$38.76	$36.87	$32.72
End of period	$37.73	$26.11	$44.70	$38.76	$36.87
Accumulation units outstanding
at the end of period	2,570,185	1,280,039	810,119	345,543	35,209

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1068
Accumulation unit value:
Beginning of period	$9.74	$10.52	$10.20	$10.00	N/A
End of period	$10.31	$9.74	$10.52	$10.20	N/A
Accumulation units outstanding
at the end of period	4,033,241	1,175,883	653,261	226,778	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$9.40	$16.04	$16.16	$13.68	$13.32
End of period	$12.68	$9.40	$16.04	$16.16	$13.68
Accumulation units outstanding
at the end of period	4,738,863	2,693,551	2,044,774	500,823	85,031

Accumulation Unit Values
Contract with Endorsements - 1.70%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2042

Accumulation unit value:
Beginning of period	$11.22	N/A	N/A	N/A	N/A
End of period	$13.80	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,606	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division1182

Accumulation unit value:
Beginning of period	$8.19	$12.96	$15.51	$10.00	$10.22
End of period	$10.68	$8.19	$12.96	$15.51	$11.57
Accumulation units outstanding
at the end of period	-	5,076	4,880	-	-

JNL/AIM International Growth Division748

Accumulation unit value:
Beginning of period	$10.77	$18.54	$17.18	$14.25	$12.79
End of period	$14.50	$10.77	$18.54	$17.18	$14.25
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.64	$14.10	$12.39	$11.68	$10.95
End of period	$10.56	$8.64	$14.10	$12.39	$11.68
Accumulation units outstanding
at the end of period	-	5,789	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$9.20	$15.52	$14.18	$12.60	$11.45
End of period	$12.19	$9.20	$15.52	$14.18	$12.60
Accumulation units outstanding
at the end of period	314	-	-	-	-

JNL/Capital Guardian Global Balanced
Division748
Accumulation unit value:
Beginning of period	$8.87	$12.58	$11.85	$10.88	$9.94
End of period	$10.68	$8.87	$12.58	$11.85	$10.88
Accumulation units outstanding
at the end of period	47,886	14,982	-	-	-

JNL/Capital Guardian Global Diversified
Research Division748
Accumulation unit value:
Beginning of period	$16.88	$29.85	$25.17	$11.10	$10.74
End of period	$22.94	$16.88	$29.85	$25.17	$11.10
Accumulation units outstanding
at the end of period	26,907	16,175	-	-	-

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$16.84	$28.97	$26.86	$26.11	$24.86
End of period	$22.32	$16.84	$28.97	$26.86	$26.11
Accumulation units outstanding
at the end of period	41,089	18,599	-	-	-

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.56	$13.68	$11.34	N/A	N/A
End of period	$9.67	$6.56	$13.68	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,668	2,817	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.54	$10.68	$10.24	N/A	N/A
End of period	$8.03	$6.54	$10.68	N/A	N/A
Accumulation units outstanding
at the end of period	2,917	3,805	3,717	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$11.16	$18.61	$18.83	$10.30	$16.54
End of period	$14.68	$11.16	$18.61	$18.83	$10.30
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$15.19	$25.04	$22.72	$19.24	$18.32
End of period	$20.24	$15.19	$25.04	$22.72	$19.24
Accumulation units outstanding
at the end of period	-	22,392	3,895	-	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.23	$9.93	$10.00	N/A	N/A
End of period	$7.97	$6.23	$9.93	N/A	N/A
Accumulation units outstanding
at the end of period	235,563	202,113	11,195	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income
Division1069
Accumulation unit value:
Beginning of period	$7.51	$10.87	$10.86	$9.94	N/A
End of period	$9.81	$7.51	$10.87	$10.86	N/A
Accumulation units outstanding
at the end of period	15,962	15,057	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	$7.66	$11.65	$12.62	$10.91	$10.38
End of period	$10.06	$7.66	$11.65	$12.62	$10.91
Accumulation units outstanding
at the end of period	-	2,413	-	-	-

JNL/Goldman Sachs Core Plus Bond
Division748
Accumulation unit value:
Beginning of period	$18.43	$19.77	$18.79	$18.26	$18.08
End of period	$20.69	$18.43	$19.77	$18.79	$18.26
Accumulation units outstanding
at the end of period	446	7,502	3,596	-	-

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	$9.66	N/A	N/A	N/A	N/A
End of period	$11.65	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,583	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$8.14	$12.95	$12.81	$11.26	$10.46
End of period	$10.61	$8.14	$12.95	$12.81	$11.26
Accumulation units outstanding
at the end of period	10,072	4,898	-	-	-

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division748
Accumulation unit value:
Beginning of period	$9.32	$17.07	$15.51	$11.95	$10.06
End of period	$11.92	$9.32	$17.07	$15.51	$11.95
Accumulation units outstanding
at the end of period	5,775	34,683	24,968	16,055	-

JNL/JPMorgan MidCap Growth Division748

Accumulation unit value:
Beginning of period	$13.60	$24.91	$23.47	$21.30	$10.74
End of period	$19.12	$13.60	$24.91	$23.47	$21.30
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$16.94	$16.17	$15.47	$10.78	$10.77
End of period	$17.27	$16.94	$16.17	$15.47	$10.78
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Lazard Emerging Markets Division1064

Accumulation unit value:
Beginning of period	$6.92	$14.08	$10.87	$10.07	N/A
End of period	$11.68	$6.92	$14.08	$10.87	N/A
Accumulation units outstanding
at the end of period	7,416	10,063	10,300	-	N/A

JNL/Lazard Mid Cap Equity Division748

Accumulation unit value:
Beginning of period	$11.69	$19.49	$20.36	$18.07	$13.60
End of period	$16.06	$11.69	$19.49	$20.36	$18.07
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Lazard Small Cap Equity Division781

Accumulation unit value:
Beginning of period	$9.37	$15.52	$16.94	$14.75	$14.57
End of period	$8.84	$9.37	$15.52	$16.94	$14.75
Accumulation units outstanding
at the end of period	-	-	8,414	7,350	7,558

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$7.35	N/A	N/A	N/A	N/A
End of period	$11.25	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,283	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division781

Accumulation unit value:
Beginning of period	$7.57	$11.89	$12.44	$11.28	$12.03
End of period	$11.38	$7.57	$11.89	$12.44	$11.28
Accumulation units outstanding
at the end of period	26,004	45,837	36,283	22,519	22,003

JNL/MCM Bond Index Division748

Accumulation unit value:
Beginning of period	$11.99	$11.77	$11.25	$10.44	$11.04
End of period	$12.47	$11.99	$11.77	$11.25	$10.44
Accumulation units outstanding
at the end of period	23,080	7,002	-	-	-

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.63	$6.12	$5.97	$4.46	$4.41
End of period	$4.48	$3.63	$6.12	$5.97	$4.46
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division748
Accumulation unit value:
Beginning of period	$7.03	$10.41	$11.49	$10.30	$10.61
End of period	$9.20	$7.03	$10.41	$11.49	$10.30
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Dow 10 Division781

Accumulation unit value:
Beginning of period	$5.90	$11.11	$11.19	$8.79	$9.35
End of period	$6.72	$5.90	$11.11	$11.19	$8.79
Accumulation units outstanding
at the end of period	33,615	36,534	38,506	25,157	28,949

JNL/MCM Dow Dividend Division992

Accumulation unit value:
Beginning of period	$5.20	$10.44	$11.80	$10.00	N/A
End of period	$6.14	$5.20	$10.44	$11.80	N/A
Accumulation units outstanding
at the end of period	48,208	65,867	63,788	27,438	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$6.01	$9.83	$9.64	$8.39	$8.08
End of period	$5.60	$6.01	$9.83	$9.64	$8.39
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division748

Accumulation unit value:
Beginning of period	$5.74	$11.83	$14.56	$12.48	$11.74
End of period	$6.69	$5.74	$11.83	$14.56	$12.48
Accumulation units outstanding
at the end of period	-	16,508	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$9.59	$18.95	$17.35	$12.59	$11.44
End of period	$12.36	$9.59	$18.95	$17.35	$12.59
Accumulation units outstanding
at the end of period	18,505	47,579	23,664	17,015	20,620

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division748

Accumulation unit value:
Beginning of period	$9.38	$12.43	$11.75	$11.25	$10.52
End of period	$11.16	$9.38	$12.43	$11.75	$11.25
Accumulation units outstanding
at the end of period	73,027	38,529	-	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$11.30	$20.13	$18.55	$15.02	$13.86
End of period	$14.36	$11.30	$20.13	$18.55	$15.02
Accumulation units outstanding
at the end of period	4,146	8,460	3,806	-	14,826

JNL/MCM JNL 5 Division748

Accumulation unit value:
Beginning of period	$7.81	$13.82	$13.86	$11.86	$10.69
End of period	$9.53	$7.81	$13.82	$13.86	$11.86
Accumulation units outstanding
at the end of period	185,990	156,638	245,127	53,929	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1069

Accumulation unit value:
Beginning of period	$6.34	$11.96	$10.71	$9.82	N/A
End of period	$8.59	$6.34	$11.96	$10.71	N/A
Accumulation units outstanding
at the end of period	42,593	59,166	-	-	N/A

JNL/MCM Nasdaq 25 Division748

Accumulation unit value:
Beginning of period	$7.30	$12.70	$10.85	$10.54	$10.54
End of period	$9.63	$7.30	$12.70	$10.85	$10.54
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division748

Accumulation unit value:
Beginning of period	$22.27	$36.45	$27.41	$23.08	$17.35
End of period	$26.29	$22.27	$36.45	$27.41	$23.08
Accumulation units outstanding
at the end of period	27,760	10,017	-	-	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division781

Accumulation unit value:
Beginning of period	$6.98	$14.09	$13.65	$13.26	$10.86
End of period	$8.22	$6.98	$14.09	$13.65	$13.26
Accumulation units outstanding
at the end of period	27,936	63,595	31,860	21,043	19,134

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division1085

Accumulation unit value:
Beginning of period	$7.12	$10.77	$10.18	$9.58	N/A
End of period	$8.32	$7.12	$10.77	$10.18	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM S&P 400 MidCap Index Division748

Accumulation unit value:
Beginning of period	$9.82	$16.00	$15.14	$17.28	$12.41
End of period	$13.32	$9.82	$16.00	$15.14	$17.28
Accumulation units outstanding
at the end of period	1,001	2,923	-	-	-

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.65	$12.48	$12.10	$10.69	$10.53
End of period	$9.47	$7.65	$12.48	$12.10	$10.69
Accumulation units outstanding
at the end of period	15,430	-	31,400	30,876	31,330

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$6.06	$8.71	N/A	N/A	N/A
End of period	$9.62	$6.06	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	19,391	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division781

Accumulation unit value:
Beginning of period	$10.87	$18.44	$20.95	$19.46	$18.64
End of period	$11.21	$10.87	$18.44	$20.95	$19.46
Accumulation units outstanding
at the end of period	14,399	13,606	14,835	14,135	13,206

JNL/MCM Small Cap Index Division748

Accumulation unit value:
Beginning of period	$9.53	$14.89	$15.47	$13.39	$12.53
End of period	$11.93	$9.53	$14.89	$15.47	$13.39
Accumulation units outstanding
at the end of period	4,823	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division748

Accumulation unit value:
Beginning of period	$3.83	$6.89	$6.12	$5.69	$5.44
End of period	$6.17	$3.83	$6.89	$6.12	$5.69
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$9.17	$17.75	$15.11	$15.59	$12.66
End of period	$10.34	$9.17	$17.75	$15.11	$15.59
Accumulation units outstanding
at the end of period	70,473	93,737	75,596	32,099	28,831

JNL/MCM VIP Division748

Accumulation unit value:
Beginning of period	$8.07	$14.35	$13.18	$11.97	$10.84
End of period	$9.83	$8.07	$14.35	$13.18	$11.97
Accumulation units outstanding
at the end of period	7,740	7,824	7,888	-	-

JNL/Oppenheimer Global Growth
Division781
Accumulation unit value:
Beginning of period	$8.76	$15.07	$14.42	$12.54	$11.16
End of period	$12.01	$8.76	$15.07	$14.42	$12.54
Accumulation units outstanding
at the end of period	2,414	-	20,580	17,268	17,788

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$4.34	N/A	N/A	N/A	N/A
End of period	$7.44	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,263	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.33	$11.05	N/A	N/A	N/A
End of period	$11.90	$10.33	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	68,421	20,080	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$14.71	$14.90	$14.00	$13.77	$13.69
End of period	$16.70	$14.71	$14.90	$14.00	$13.77
Accumulation units outstanding
at the end of period	19,100	14,816	41,984	35,565	32,573

JNL/PPM America Core Equity Division748

Accumulation unit value:
Beginning of period	$12.51	$21.39	$23.46	$11.19	$19.43
End of period	$15.55	$12.51	$21.39	$23.46	$11.19
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America High Yield Bond
Division781
Accumulation unit value:
Beginning of period	$9.22	$13.54	$13.92	$12.81	$12.94
End of period	$13.26	$9.22	$13.54	$13.92	$12.81
Accumulation units outstanding
at the end of period	-	-	19,291	17,884	17,509

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$10.63	$20.48	$22.08	$19.87	$10.48
End of period	$15.11	$10.63	$20.48	$22.08	$19.87
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	$6.03	N/A	N/A	N/A	N/A
End of period	$8.17	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,836	N/A	N/A	N/A	N/A

JNL/S&P 4 Division1469

Accumulation unit value:
Beginning of period	$6.67	$9.92	$9.97	N/A	N/A
End of period	$9.30	$6.67	$9.92	N/A	N/A
Accumulation units outstanding
at the end of period	78,140	80,431	33,831	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.67	$16.16	$15.06	$13.25	$12.19
End of period	$12.45	$9.67	$16.16	$15.06	$13.25
Accumulation units outstanding
at the end of period	1,036	3,127	-	-	-

JNL/S&P Managed Conservative Division748

Accumulation unit value:
Beginning of period	$9.88	$11.65	$11.15	$10.51	$10.27
End of period	$11.02	$9.88	$11.65	$11.15	$10.51
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$10.19	$16.03	$15.00	$13.36	$12.43
End of period	$12.83	$10.19	$16.03	$15.00	$13.36
Accumulation units outstanding
at the end of period	2,004	4,118	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division748

Accumulation unit value:
Beginning of period	$9.64	$12.46	$11.76	$10.84	$10.40
End of period	$11.25	$9.64	$12.46	$11.76	$10.84
Accumulation units outstanding
at the end of period	59,846	67,439	70,558	-	-

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$10.85	$15.23	$14.25	$12.92	$12.18
End of period	$13.17	$10.85	$15.23	$14.25	$12.92
Accumulation units outstanding
at the end of period	19,578	34,154	-	-	-

JNL/S&P Retirement 2015 Division1078

Accumulation unit value:
Beginning of period	$7.98	$11.62	$10.82	$9.95	N/A
End of period	$9.39	$7.98	$11.62	$10.82	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division1004

Accumulation unit value:
Beginning of period	$8.94	$11.11	$10.57	$9.97	N/A
End of period	$10.03	$8.94	$11.11	$10.57	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division748

Accumulation unit value:
Beginning of period	$21.32	$27.35	$25.88	$23.16	$22.12
End of period	$25.08	$21.32	$27.35	$25.88	$23.16
Accumulation units outstanding
at the end of period	3,263	5,501	-	-	-

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$12.74	$12.68	$12.31	$11.98	$11.87
End of period	$12.54	$12.74	$12.68	$12.31	$11.98
Accumulation units outstanding
at the end of period	5,058	112,854	2,380	-	-

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$14.35	$21.89	$20.65	$17.37	$16.17
End of period	$17.49	$14.35	$21.89	$20.65	$17.37
Accumulation units outstanding
at the end of period	5,969	20,266	3,159	-	-

JNL/T.Rowe Price Established Growth
Division781
Accumulation unit value:
Beginning of period	$17.77	$31.62	$29.21	$26.13	$24.73
End of period	$25.07	$17.77	$31.62	$29.21	$26.13
Accumulation units outstanding
at the end of period	2,445	11,901	10,718	8,525	8,551

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$25.76	$44.14	$38.31	$36.48	$32.40
End of period	$37.18	$25.76	$44.14	$38.31	$36.48
Accumulation units outstanding
at the end of period	4,435	8,207	5,916	6,501	6,126

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1066
Accumulation unit value:
Beginning of period	$9.71	$10.50	$10.19	$10.00	N/A
End of period	$10.28	$9.71	$10.50	$10.19	N/A
Accumulation units outstanding
at the end of period	-	8,611	9,536	-	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$9.31	$15.92	$16.05	$13.60	$13.25
End of period	$12.55	$9.31	$15.92	$16.05	$13.60
Accumulation units outstanding
at the end of period	-	-	16,409	15,512	16,422

Accumulation Unit Values
Contract with Endorsements - 1.75%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$8.18	$12.94	$15.50	$11.57	$10.26
End of period	$10.65	$8.18	$12.94	$15.50	$11.57
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/AIM International Growth Division748

Accumulation unit value:
Beginning of period	$10.69	$18.42	$17.08	$14.18	$12.73
End of period	$14.39	$10.69	$18.42	$17.08	$14.18
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.61	$14.05	$12.35	$11.66	$10.93
End of period	$10.51	$8.61	$14.05	$12.35	$11.66
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$9.17	$15.48	$14.14	$12.57	$11.43
End of period	$12.14	$9.17	$15.48	$14.14	$12.57
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Balanced
Division748
Accumulation unit value:
Beginning of period	$8.83	$12.53	$11.81	$10.85	$9.92
End of period	$10.63	$8.83	$12.53	$11.81	$10.85
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division748
Accumulation unit value:
Beginning of period	$16.76	$29.66	$25.02	$22.47	$21.76
End of period	$22.77	$16.76	$29.66	$25.02	$22.47
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$16.72	$28.78	$26.70	$25.97	$24.74
End of period	$22.15	$16.72	$28.78	$26.70	$25.97
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$11.13	$18.58	$18.80	$16.96	$16.47
End of period	$14.64	$11.13	$18.58	$18.80	$16.96
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$15.10	$24.89	$22.60	$19.15	$18.24
End of period	$20.10	$15.10	$24.89	$22.60	$19.15
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income
Division1137
Accumulation unit value:
Beginning of period	$7.50	$10.86	$10.85	$10.24	N/A
End of period	$9.79	$7.50	$10.86	$10.85	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	$7.64	$11.63	$12.61	$10.90	$10.38
End of period	$10.03	$7.64	$11.63	$12.61	$10.90
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Goldman Sachs Core Plus Bond
Division748
Accumulation unit value:
Beginning of period	$18.31	$19.65	$18.69	$18.16	$18.00
End of period	$20.53	$18.31	$19.65	$18.69	$18.16
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$8.12	$12.93	$12.81	$11.26	$10.48
End of period	$10.59	$8.12	$12.93	$12.81	$11.26
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division748
Accumulation unit value:
Beginning of period	$9.28	$17.01	$15.46	$11.91	$10.02
End of period	$11.87	$9.28	$17.01	$15.46	$11.91
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division748

Accumulation unit value:
Beginning of period	$13.51	$24.75	$23.33	$21.19	$19.97
End of period	$18.98	$13.51	$24.75	$23.33	$21.19
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$16.83	$16.07	$15.38	$15.15	$15.15
End of period	$17.14	$16.83	$16.07	$15.38	$15.15
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Lazard Emerging Markets Division1081

Accumulation unit value:
Beginning of period	$6.91	$14.07	$10.86	$8.71	N/A
End of period	$11.65	$6.91	$14.07	$10.86	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/Lazard Mid Cap Equity Division748

Accumulation unit value:
Beginning of period	$11.63	$19.39	$20.27	$18.00	$16.47
End of period	$15.96	$11.63	$19.39	$20.27	$18.00
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Lazard Small Cap Equity Division748

Accumulation unit value:
Beginning of period	$9.32	$15.44	$16.87	$14.69	$13.70
End of period	$8.79	$9.32	$15.44	$16.87	$14.69
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division748

Accumulation unit value:
Beginning of period	$7.53	$11.83	$12.40	$11.24	$11.37
End of period	$11.32	$7.53	$11.83	$12.40	$11.24
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Bond Index Division748

Accumulation unit value:
Beginning of period	$11.95	$11.73	$11.21	$11.01	$11.02
End of period	$12.42	$11.95	$11.73	$11.21	$11.01
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.61	$6.09	$5.94	$4.44	$4.40
End of period	$4.46	$3.61	$6.09	$5.94	$4.44
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division748
Accumulation unit value:
Beginning of period	$7.00	$10.37	$11.45	$10.27	$10.58
End of period	$9.16	$7.00	$10.37	$11.45	$10.27
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Dow 10 Division748

Accumulation unit value:
Beginning of period	$5.87	$11.07	$11.15	$8.76	$9.18
End of period	$6.68	$5.87	$11.07	$11.15	$8.76
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Dow Dividend Division994

Accumulation unit value:
Beginning of period	$5.19	$10.43	$11.79	$10.02	N/A
End of period	$6.13	$5.19	$10.43	$11.79	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.98	$9.79	$9.60	$8.36	$8.06
End of period	$5.57	$5.98	$9.79	$9.60	$8.36
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A
JNL/MCM Financial Sector Division748

Accumulation unit value:
Beginning of period	$5.71	$11.78	$14.51	$12.43	$11.71
End of period	$6.66	$5.71	$11.78	$14.51	$12.43
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division748

Accumulation unit value:
Beginning of period	$9.55	$18.87	$17.28	$12.55	$11.12
End of period	$12.30	$9.55	$18.87	$17.28	$12.55
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division748

Accumulation unit value:
Beginning of period	$9.34	$12.37	$11.71	$11.21	$10.50
End of period	$11.10	$9.34	$12.37	$11.71	$11.21
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division748

Accumulation unit value:
Beginning of period	$11.25	$20.06	$18.49	$14.99	$13.13
End of period	$14.29	$11.25	$20.06	$18.49	$14.99
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM JNL 5 Division748

Accumulation unit value:
Beginning of period	$7.79	$13.79	$13.84	$11.85	$10.69
End of period	$9.50	$7.79	$13.79	$13.84	$11.85
Accumulation units outstanding
at the end of period	2,724	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1087

Accumulation unit value:
Beginning of period	$6.33	$11.95	$10.71	$9.23	N/A
End of period	$8.57	$6.33	$11.95	$10.71	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM Nasdaq 25 Division748

Accumulation unit value:
Beginning of period	$7.29	$12.68	$10.84	$10.53	$10.54
End of period	$9.60	$7.29	$12.68	$10.84	$10.53
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division748

Accumulation unit value:
Beginning of period	$22.16	$36.30	$27.31	$23.00	$17.30
End of period	$26.15	$22.16	$36.30	$27.31	$23.00
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division748

Accumulation unit value:
Beginning of period	$6.95	$14.03	$13.60	$13.22	$9.85
End of period	$8.17	$6.95	$14.03	$13.60	$13.22
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division748

Accumulation unit value:
Beginning of period	$9.78	$15.94	$15.10	$14.01	$12.39
End of period	$13.26	$9.78	$15.94	$15.10	$14.01
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM S&P 500 Index Division748

Accumulation unit value:
Beginning of period	$7.62	$12.44	$12.07	$10.67	$10.27
End of period	$9.43	$7.62	$12.44	$12.07	$10.67
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division748

Accumulation unit value:
Beginning of period	$10.82	$18.36	$20.87	$19.40	$17.04
End of period	$11.15	$10.82	$18.36	$20.87	$19.40
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Small Cap Index Division748

Accumulation unit value:
Beginning of period	$9.49	$14.84	$15.43	$13.36	$12.51
End of period	$11.88	$9.49	$14.84	$15.43	$13.36
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division748

Accumulation unit value:
Beginning of period	$3.81	$6.86	$6.09	$5.67	$5.43
End of period	$6.14	$3.81	$6.86	$6.09	$5.67
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Value Line 30 Division748

Accumulation unit value:
Beginning of period	$9.15	$17.73	$15.10	$15.58	$11.36
End of period	$10.32	$9.15	$17.73	$15.10	$15.58
Accumulation units outstanding
at the end of period	2,348	-	-	-	-

JNL/MCM VIP Division748

Accumulation unit value:
Beginning of period	$8.05	$14.33	$13.16	$11.94	$10.84
End of period	$9.81	$8.05	$14.33	$13.16	$11.94
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Oppenheimer Global Growth
Division748
Accumulation unit value:
Beginning of period	$8.73	$15.02	$14.38	$12.51	$10.77
End of period	$11.96	$8.73	$15.02	$14.38	$12.51
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division748

Accumulation unit value:
Beginning of period	$14.63	$14.83	$13.94	$13.71	$13.65
End of period	$16.60	$14.63	$14.83	$13.94	$13.71
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America Core Equity Division748

Accumulation unit value:
Beginning of period	$12.49	$21.36	$23.44	$20.86	$19.44
End of period	$15.52	$12.49	$21.36	$23.44	$20.86
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America High Yield Bond
Division748
Accumulation unit value:
Beginning of period	$9.17	$13.47	$13.86	$12.76	$12.69
End of period	$13.18	$9.17	$13.47	$13.86	$12.76
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$10.56	$20.35	$21.95	$19.76	$18.98
End of period	$15.00	$10.56	$20.35	$21.95	$19.76
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.61	$16.08	$14.99	$13.20	$12.14
End of period	$12.38	$9.61	$16.08	$14.99	$13.20
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Conservative Division748

Accumulation unit value:
Beginning of period	$9.86	$11.63	$11.13	$10.51	$10.27
End of period	$10.99	$9.86	$11.63	$11.13	$10.51
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$10.13	$15.95	$14.93	$13.31	$12.38
End of period	$12.75	$10.13	$15.95	$14.93	$13.31
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division781

Accumulation unit value:
Beginning of period	$9.62	$12.44	$11.75	$10.83	$10.53
End of period	$11.22	$9.62	$12.44	$11.75	$10.83
Accumulation units outstanding
at the end of period	12,942	12,942	12,942	13,444	4,614

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$10.79	$15.15	$14.19	$12.88	$12.14
End of period	$13.09	$10.79	$15.15	$14.19	$12.88
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division748

Accumulation unit value:
Beginning of period	$21.17	$27.18	$25.73	$23.04	$22.01
End of period	$24.90	$21.17	$27.18	$25.73	$23.04
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$12.65	$12.60	$12.24	$11.92	$11.83
End of period	$12.45	$12.65	$12.60	$12.24	$11.92
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$14.30	$21.84	$20.61	$17.34	$16.16
End of period	$17.42	$14.30	$21.84	$20.61	$17.34
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Established Growth
Division748
Accumulation unit value:
Beginning of period	$17.65	$31.42	$29.04	$25.99	$24.48
End of period	$24.88	$17.65	$31.42	$29.04	$25.99
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth
Division748
Accumulation unit value:
Beginning of period	$25.58	$43.86	$38.08	$36.29	$31.41
End of period	$36.91	$25.58	$43.86	$38.08	$36.29
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1084
Accumulation unit value:
Beginning of period	$9.70	$10.50	$10.19	$10.00	N/A
End of period	$10.26	$9.70	$10.50	$10.19	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$9.27	$15.85	$16.00	$13.57	$12.77
End of period	$12.49	$9.27	$15.85	$16.00	$13.57
Accumulation units outstanding
at the end of period	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 1.80%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$8.16	$12.93	$15.49	$11.56	$10.45
End of period	$10.63	$8.16	$12.93	$15.49	$11.56
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/AIM International Growth Division748

Accumulation unit value:
Beginning of period	$10.62	$18.31	$16.98	$14.10	$12.67
End of period	$14.29	$10.62	$18.31	$16.98	$14.10
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.58	$14.01	$12.32	$11.63	$10.91
End of period	$10.47	$8.58	$14.01	$12.32	$11.63
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$9.13	$15.43	$14.11	$12.54	$11.41
End of period	$12.09	$9.13	$15.43	$14.11	$12.54
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Balanced
Division748
Accumulation unit value:
Beginning of period	$8.79	$12.48	$11.77	$10.82	$9.90
End of period	$10.58	$8.79	$12.48	$11.77	$10.82
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division748
Accumulation unit value:
Beginning of period	$16.65	$29.48	$24.88	$22.35	$21.66
End of period	$22.61	$16.65	$29.48	$24.88	$22.35
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$16.61	$28.60	$26.54	$25.83	$24.62
End of period	$21.99	$16.61	$28.60	$26.54	$25.83
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$11.02	$18.40	$18.63	$16.88	$16.40
End of period	$14.48	$11.02	$18.40	$18.63	$16.88
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$15.01	$24.76	$22.49	$19.07	$18.17
End of period	$19.97	$15.01	$24.76	$22.49	$19.07
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income
Division1070
Accumulation unit value:
Beginning of period	$7.49	$10.85	$10.85	$9.95	N/A
End of period	$9.78	$7.49	$10.85	$10.85	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	$7.63	$11.62	$12.60	$10.90	$9.83
End of period	$10.01	$7.63	$11.62	$12.60	$10.90
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Goldman Sachs Core Plus Bond
Division748
Accumulation unit value:
Beginning of period	$18.18	$19.52	$18.58	$18.07	$17.91
End of period	$20.39	$18.18	$19.52	$18.58	$18.07
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$8.11	$12.92	$12.79	$11.25	$10.99
End of period	$10.56	$8.11	$12.92	$12.79	$11.25
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division748
Accumulation unit value:
Beginning of period	$9.22	$16.90	$15.37	$11.86	$9.99
End of period	$11.78	$9.22	$16.90	$15.37	$11.86
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division748

Accumulation unit value:
Beginning of period	$13.42	$24.60	$23.20	$21.08	$19.87
End of period	$18.84	$13.42	$24.60	$23.20	$21.08
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$16.71	$15.97	$15.29	$15.07	$15.07
End of period	$17.02	$16.71	$15.97	$15.29	$15.07
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Lazard Emerging Markets Division1063

Accumulation unit value:
Beginning of period	$6.90	$14.06	$10.86	$9.98	N/A
End of period	$11.63	$6.90	$14.06	$10.86	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/Lazard Mid Cap Equity Division748

Accumulation unit value:
Beginning of period	$11.57	$19.30	$20.18	$17.93	$16.41
End of period	$15.87	$11.57	$19.30	$20.18	$17.93
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Lazard Small Cap Equity Division748

Accumulation unit value:
Beginning of period	$9.27	$15.37	$16.79	$14.64	$13.65
End of period	$8.74	$9.27	$15.37	$16.79	$14.64
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division748

Accumulation unit value:
Beginning of period	$7.50	$11.78	$12.35	$11.20	$11.34
End of period	$11.26	$7.50	$11.78	$12.35	$11.20
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Bond Index Division748

Accumulation unit value:
Beginning of period	$11.91	$11.69	$11.19	$10.99	$11.00
End of period	$12.37	$11.91	$11.69	$11.19	$10.99
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.60	$6.07	$5.92	$4.43	$4.39
End of period	$4.44	$3.60	$6.07	$5.92	$4.43
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division748
Accumulation unit value:
Beginning of period	$6.96	$10.32	$11.41	$10.24	$10.55
End of period	$9.11	$6.96	$10.32	$11.41	$10.24
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Dow 10 Division748

Accumulation unit value:
Beginning of period	$5.84	$11.02	$11.11	$8.73	$9.16
End of period	$6.65	$5.84	$11.02	$11.11	$8.73
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Dow Dividend Division992

Accumulation unit value:
Beginning of period	$5.18	$10.42	$11.79	$10.00	N/A
End of period	$6.12	$5.18	$10.42	$11.79	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.95	$9.74	$9.56	$8.33	$8.04
End of period	$5.54	$5.95	$9.74	$9.56	$8.33
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division748

Accumulation unit value:
Beginning of period	$5.68	$11.73	$14.45	$12.40	$11.67
End of period	$6.62	$5.68	$11.73	$14.45	$12.40
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division748

Accumulation unit value:
Beginning of period	$9.50	$18.79	$17.22	$12.51	$11.09
End of period	$12.23	$9.50	$18.79	$17.22	$12.51
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division748

Accumulation unit value:
Beginning of period	$9.29	$12.32	$11.66	$11.17	$10.46
End of period	$11.04	$9.29	$12.32	$11.66	$11.17
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division748

Accumulation unit value:
Beginning of period	$11.21	$20.00	$18.45	$14.96	$13.11
End of period	$14.24	$11.21	$20.00	$18.45	$14.96
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.77	$13.77	$13.82	$11.85	$11.29
End of period	$9.48	$7.77	$13.77	$13.82	$11.85
Accumulation units outstanding
at the end of period	-	2,732	2,732	2,732	2,732

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1062

Accumulation unit value:
Beginning of period	$6.32	$11.94	$10.71	$10.00	N/A
End of period	$8.55	$6.32	$11.94	$10.71	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM Nasdaq 25 Division748

Accumulation unit value:
Beginning of period	$7.27	$12.66	$10.83	$10.52	$10.53
End of period	$9.58	$7.27	$12.66	$10.83	$10.52
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division748

Accumulation unit value:
Beginning of period	$22.06	$36.14	$27.20	$22.93	$17.25
End of period	$26.02	$22.06	$36.14	$27.20	$22.93
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division748

Accumulation unit value:
Beginning of period	$6.91	$13.97	$13.55	$13.18	$9.82
End of period	$8.13	$6.91	$13.97	$13.55	$13.18
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division1088

Accumulation unit value:
Beginning of period	$7.10	$10.75	$10.18	$9.51	N/A
End of period	$8.29	$7.10	$10.75	$10.18	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM S&P 400 MidCap Index Division748

Accumulation unit value:
Beginning of period	$9.74	$15.90	$15.06	$13.98	$12.38
End of period	$13.21	$9.74	$15.90	$15.06	$13.98
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM S&P 500 Index Division748

Accumulation unit value:
Beginning of period	$7.60	$12.40	$12.04	$10.65	$10.25
End of period	$9.40	$7.60	$12.40	$12.04	$10.65
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division748

Accumulation unit value:
Beginning of period	$10.76	$18.28	$20.79	$19.34	$16.99
End of period	$11.09	$10.76	$18.28	$20.79	$19.34
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Small Cap Index Division748

Accumulation unit value:
Beginning of period	$9.46	$14.80	$15.39	$13.34	$12.49
End of period	$11.83	$9.46	$14.80	$15.39	$13.34
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division748

Accumulation unit value:
Beginning of period	$3.79	$6.83	$6.07	$5.65	$5.41
End of period	$6.11	$3.79	$6.83	$6.07	$5.65
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$9.13	$17.70	$15.08	$15.57	$12.65
End of period	$10.29	$9.13	$17.70	$15.08	$15.57
Accumulation units outstanding
at the end of period	-	2,355	2,355	2,355	2,355

JNL/MCM VIP Division748

Accumulation unit value:
Beginning of period	$8.04	$14.30	$13.15	$11.94	$10.84
End of period	$9.78	$8.04	$14.30	$13.15	$11.94
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Oppenheimer Global Growth
Division748
Accumulation unit value:
Beginning of period	$8.70	$14.97	$14.34	$12.49	$10.75
End of period	$11.91	$8.70	$14.97	$14.34	$12.49
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division748

Accumulation unit value:
Beginning of period	$14.55	$14.76	$13.88	$13.66	$13.60
End of period	$16.50	$14.55	$14.76	$13.88	$13.66
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America Core Equity Division748

Accumulation unit value:
Beginning of period	$12.34	$21.12	$23.19	$20.75	$19.25
End of period	$15.33	$12.34	$21.12	$23.19	$20.75
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America High Yield Bond
Division748
Accumulation unit value:
Beginning of period	$9.12	$13.40	$13.80	$12.71	$12.64
End of period	$13.10	$9.12	$13.40	$13.80	$12.71
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$10.49	$20.23	$21.82	$19.66	$18.89
End of period	$14.89	$10.49	$20.23	$21.82	$19.66
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.56	$16.00	$14.93	$13.15	$12.10
End of period	$12.31	$9.56	$16.00	$14.93	$13.15
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Conservative Division748

Accumulation unit value:
Beginning of period	$9.83	$11.61	$11.12	$10.50	$10.27
End of period	$10.97	$9.83	$11.61	$11.12	$10.50
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$10.08	$15.87	$14.87	$13.26	$12.34
End of period	$12.68	$10.08	$15.87	$14.87	$13.26
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division748

Accumulation unit value:
Beginning of period	$9.60	$12.41	$11.73	$10.82	$10.40
End of period	$11.19	$9.60	$12.41	$11.73	$10.82
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$10.74	$15.08	$14.13	$12.83	$12.10
End of period	$13.02	$10.74	$15.08	$14.13	$12.83
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Retirement 2015 Division1020

Accumulation unit value:
Beginning of period	$7.96	$11.60	$10.81	$10.14	N/A
End of period	$9.36	$7.96	$11.60	$10.81	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/S&P Retirement 2020 Division1153

Accumulation unit value:
Beginning of period	$7.71	$11.76	$10.94	$10.23	N/A
End of period	$9.17	$7.71	$11.76	$10.94	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/S&P Retirement 2025 Division1181

Accumulation unit value:
Beginning of period	$7.52	$11.91	$11.01	$10.61	N/A
End of period	$9.05	$7.52	$11.91	$11.01	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/S&P Retirement Income Division1105

Accumulation unit value:
Beginning of period	$8.91	$11.09	$10.56	$9.87	N/A
End of period	$9.99	$8.91	$11.09	$10.56	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division748

Accumulation unit value:
Beginning of period	$21.03	$27.01	$25.58	$22.92	$21.90
End of period	$24.72	$21.03	$27.01	$25.58	$22.92
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$12.59	$12.54	$12.19	$11.88	$11.77
End of period	$12.38	$12.59	$12.54	$12.19	$11.88
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$14.26	$21.79	$20.57	$17.31	$16.14
End of period	$17.37	$14.26	$21.79	$20.57	$17.31
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Established Growth
Division748
Accumulation unit value:
Beginning of period	$17.53	$31.22	$28.87	$25.86	$24.36
End of period	$24.70	$17.53	$31.22	$28.87	$25.86
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth
Division748
Accumulation unit value:
Beginning of period	$25.41	$43.59	$37.86	$36.10	$31.26
End of period	$36.64	$25.41	$43.59	$37.86	$36.10
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1086
Accumulation unit value:
Beginning of period	$9.68	$10.49	$10.19	$10.00	N/A
End of period	$10.24	$9.68	$10.49	$10.19	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$9.23	$15.79	$15.95	$13.53	$12.74
End of period	$12.43	$9.23	$15.79	$15.95	$13.53
Accumulation units outstanding
at the end of period	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 1.805%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division1291
Accumulation unit value:
Beginning of period	$18.17	$19.51	$18.69	N/A	N/A
End of period	$20.37	$18.17	$19.51	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	16,688	N/A	N/A

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A
JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division1291
Accumulation unit value:
Beginning of period	$9.21	$16.90	$16.28	N/A	N/A
End of period	$11.77	$9.21	$16.90	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	5,728	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division1291

Accumulation unit value:
Beginning of period	$11.56	$19.29	$21.29	N/A	N/A
End of period	$15.86	$11.56	$19.29	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	13,059	N/A	N/A

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1291

Accumulation unit value:
Beginning of period	$5.18	$10.42	$11.82	N/A	N/A
End of period	$6.12	$5.18	$10.42	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	19,648	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division1291

Accumulation unit value:
Beginning of period	$7.77	$13.77	$14.05	N/A	N/A
End of period	$9.47	$7.77	$13.77	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	16,496	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	$7.59	$9.40	N/A	N/A	N/A
End of period	$9.39	$7.59	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,328	10,639	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth
Division1291
Accumulation unit value:
Beginning of period	$8.69	$14.97	$14.70	N/A	N/A
End of period	$11.90	$8.69	$14.97	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	6,317	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division1291

Accumulation unit value:
Beginning of period	$14.54	$14.75	$13.96	N/A	N/A
End of period	$16.49	$14.54	$14.75	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	22,368	N/A	N/A

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.845%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$8.15	$12.91	$15.48	$11.56	$11.24
End of period	$10.60	$8.15	$12.91	$15.48	$11.56
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/AIM International Growth Division748

Accumulation unit value:
Beginning of period	$10.55	$18.20	$16.89	$14.04	$12.61
End of period	$14.19	$10.55	$18.20	$16.89	$14.04
Accumulation units outstanding
at the end of period	-	9,156	12,453	-	-

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.55	$13.97	$12.29	$11.61	$10.90
End of period	$10.43	$8.55	$13.97	$12.29	$11.61
Accumulation units outstanding
at the end of period	31,760	33,943	35,274	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$9.10	$15.38	$14.07	$12.52	$11.39
End of period	$12.05	$9.10	$15.38	$14.07	$12.52
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Balanced
Division748
Accumulation unit value:
Beginning of period	$8.76	$12.44	$11.74	$10.79	$9.88
End of period	$10.53	$8.76	$12.44	$11.74	$10.79
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	$16.53	$29.28	$24.72	$22.23	$21.27
End of period	$22.43	$16.53	$29.28	$24.72	$22.23
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$16.51	$28.44	$26.40	$25.71	$24.51
End of period	$21.85	$16.51	$28.44	$26.40	$25.71
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$8.77	N/A	N/A	N/A	N/A
End of period	$9.63	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,426	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$10.96	$18.31	$18.54	$16.81	$16.34
End of period	$14.40	$10.96	$18.31	$18.54	$16.81
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$14.92	$24.63	$22.38	$18.99	$18.10
End of period	$19.85	$14.92	$24.63	$22.38	$18.99
Accumulation units outstanding
at the end of period	-	7,273	4,198	-	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.22	$9.82	N/A	N/A	N/A
End of period	$7.94	$6.22	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	6,445	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income
Division1134
Accumulation unit value:
Beginning of period	$7.48	$10.84	$10.84	$10.20	N/A
End of period	$9.76	$7.48	$10.84	$10.84	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	$7.62	$11.60	$12.59	$10.90	$10.96
End of period	$9.99	$7.62	$11.60	$12.59	$10.90
Accumulation units outstanding
at the end of period	11,793	-	-	-	-

JNL/Goldman Sachs Core Plus Bond
Division748
Accumulation unit value:
Beginning of period	$18.07	$19.41	$18.48	$17.98	$17.83
End of period	$20.25	$18.07	$19.41	$18.48	$17.98
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$8.09	$12.90	$12.78	$11.25	$10.99
End of period	$10.54	$8.09	$12.90	$12.78	$11.25
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division748
Accumulation unit value:
Beginning of period	$9.17	$16.83	$15.31	$11.82	$9.96
End of period	$11.72	$9.17	$16.83	$15.31	$11.82
Accumulation units outstanding
at the end of period	14,510	5,890	9,406	20,457	-

JNL/JPMorgan MidCap Growth Division748

Accumulation unit value:
Beginning of period	$13.34	$24.46	$23.08	$20.98	$19.79
End of period	$18.72	$13.34	$24.46	$23.08	$20.98
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$16.61	$15.88	$15.21	$15.00	$15.01
End of period	$16.91	$16.61	$15.88	$15.21	$15.00
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Lazard Emerging Markets Division1065

Accumulation unit value:
Beginning of period	$6.89	$14.05	$10.85	$10.13	N/A
End of period	$11.61	$6.89	$14.05	$10.85	N/A
Accumulation units outstanding
at the end of period	24,098	9,287	10,789	-	N/A

JNL/Lazard Mid Cap Equity Division748

Accumulation unit value:
Beginning of period	$11.51	$19.21	$20.10	$17.87	$16.36
End of period	$15.78	$11.51	$19.21	$20.10	$17.87
Accumulation units outstanding
at the end of period	3,729	8,538	6,574	-	-

JNL/Lazard Small Cap Equity Division748

Accumulation unit value:
Beginning of period	$9.23	$15.30	$16.72	$14.59	$13.61
End of period	$8.70	$9.23	$15.30	$16.72	$14.59
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division748

Accumulation unit value:
Beginning of period	$7.46	$11.74	$12.31	$11.17	$11.31
End of period	$11.21	$7.46	$11.74	$12.31	$11.17
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Bond Index Division748

Accumulation unit value:
Beginning of period	$11.87	$11.66	$11.16	$10.97	$10.99
End of period	$12.32	$11.87	$11.66	$11.16	$10.97
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.58	$6.04	$5.90	$4.42	$4.38
End of period	$4.41	$3.58	$6.04	$5.90	$4.42
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division748
Accumulation unit value:
Beginning of period	$6.93	$10.28	$11.37	$10.21	$10.53
End of period	$9.06	$6.93	$10.28	$11.37	$10.21
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Dow 10 Division748

Accumulation unit value:
Beginning of period	$5.82	$10.98	$11.07	$8.70	$9.14
End of period	$6.62	$5.82	$10.98	$11.07	$8.70
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Dow Dividend Division1002

Accumulation unit value:
Beginning of period	$5.17	$10.41	$11.78	$10.06	N/A
End of period	$6.11	$5.17	$10.41	$11.78	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.93	$9.71	$9.53	$8.31	$8.02
End of period	$5.52	$5.93	$9.71	$9.53	$8.31
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division748

Accumulation unit value:
Beginning of period	$5.66	$11.68	$14.40	$12.36	$11.65
End of period	$6.59	$5.66	$11.68	$14.40	$12.36
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division748

Accumulation unit value:
Beginning of period	$9.46	$18.72	$17.16	$12.47	$11.06
End of period	$12.17	$9.46	$18.72	$17.16	$12.47
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division748

Accumulation unit value:
Beginning of period	$9.25	$12.27	$11.62	$11.14	$10.44
End of period	$11.06	$9.25	$12.27	$11.62	$11.14
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division748

Accumulation unit value:
Beginning of period	$11.18	$19.95	$18.41	$14.93	$13.10
End of period	$14.19	$11.18	$19.95	$18.41	$14.93
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.76	$13.75	$13.81	$11.84	$11.29
End of period	$9.45	$7.76	$13.75	$13.81	$11.84
Accumulation units outstanding
at the end of period	-	163,321	158,676	132,272	95,079

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1095

Accumulation unit value:
Beginning of period	$6.32	$11.93	$10.70	$9.04	N/A
End of period	$8.54	$6.32	$11.93	$10.70	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM Nasdaq 25 Division748

Accumulation unit value:
Beginning of period	$7.26	$12.64	$10.81	$10.52	$10.53
End of period	$9.56	$7.26	$12.64	$10.81	$10.52
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division748

Accumulation unit value:
Beginning of period	$21.96	$36.01	$27.11	$22.86	$17.21
End of period	$25.89	$21.96	$36.01	$27.11	$22.86
Accumulation units outstanding
at the end of period	3,856	-	-	-	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division748

Accumulation unit value:
Beginning of period	$6.88	$13.92	$13.50	$13.14	$9.80
End of period	$8.09	$6.88	$13.92	$13.50	$13.14
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division1077

Accumulation unit value:
Beginning of period	$7.10	$10.74	$10.17	$9.60	N/A
End of period	$8.28	$7.10	$10.74	$10.17	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM S&P 400 MidCap Index Division748

Accumulation unit value:
Beginning of period	$9.71	$15.85	$15.03	$13.96	$12.36
End of period	$13.16	$9.71	$15.85	$15.03	$13.96
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM S&P 500 Index Division748

Accumulation unit value:
Beginning of period	$7.57	$12.37	$12.01	$10.63	$10.24
End of period	$9.36	$7.57	$12.37	$12.01	$10.63
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division748

Accumulation unit value:
Beginning of period	$10.72	$18.22	$20.72	$19.28	$16.95
End of period	$11.04	$10.72	$18.22	$20.72	$19.28
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Small Cap Index Division748

Accumulation unit value:
Beginning of period	$9.43	$14.76	$15.36	$13.31	$12.48
End of period	$11.79	$9.43	$14.76	$15.36	$13.31
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division748

Accumulation unit value:
Beginning of period	$3.78	$6.80	$6.05	$5.63	$5.40
End of period	$6.08	$3.78	$6.80	$6.05	$5.63
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Value Line 30 Division748

Accumulation unit value:
Beginning of period	$9.12	$17.67	$15.07	$15.56	$11.36
End of period	$10.27	$9.12	$17.67	$15.07	$15.56
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM VIP Division748

Accumulation unit value:
Beginning of period	$8.02	$14.28	$13.14	$11.93	$10.84
End of period	$9.76	$8.02	$14.28	$13.14	$11.93
Accumulation units outstanding
at the end of period	-	-	-	38,565	-

JNL/Oppenheimer Global Growth
Division748
Accumulation unit value:
Beginning of period	$8.67	$14.93	$14.30	$12.45	$10.73
End of period	$11.86	$8.67	$14.93	$14.30	$12.45
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$6.51	N/A	N/A	N/A	N/A
End of period	$7.98	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,866	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$7.14	N/A	N/A	N/A	N/A
End of period	$7.42	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,278	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division748

Accumulation unit value:
Beginning of period	$14.48	$14.69	$13.83	$13.61	$13.56
End of period	$16.41	$14.48	$14.69	$13.83	$13.61
Accumulation units outstanding
at the end of period	26,682	-	-	-	-

JNL/PPM America Core Equity Division748

Accumulation unit value:
Beginning of period	$12.27	$21.00	$23.07	$20.65	$19.16
End of period	$15.23	$12.27	$21.00	$23.07	$20.65
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America High Yield Bond
Division748
Accumulation unit value:
Beginning of period	$9.07	$13.35	$13.75	$12.67	$12.61
End of period	$13.03	$9.07	$13.35	$13.75	$12.67
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$10.42	$20.11	$21.71	$19.56	$18.80
End of period	$14.89	$10.42	$20.11	$21.71	$19.56
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.52	$15.93	$14.87	$13.10	$12.07
End of period	$12.24	$9.52	$15.93	$14.87	$13.10
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$9.82	$11.59	$11.11	$10.49	$10.27
End of period	$10.94	$9.82	$11.59	$11.11	$10.49
Accumulation units outstanding
at the end of period	22,732	-	-	-	-

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$10.03	$15.80	$14.81	$13.22	$12.30
End of period	$12.61	$10.03	$15.80	$14.81	$13.22
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division1108

Accumulation unit value:
Beginning of period	$9.59	$12.40	$11.72	$10.95	N/A
End of period	$11.16	$9.59	$12.40	$11.72	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$10.68	$15.01	$14.08	$12.78	$12.07
End of period	$12.95	$10.68	$15.01	$14.08	$12.78
Accumulation units outstanding
at the end of period	108,918	-	-	-	-

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division748

Accumulation unit value:
Beginning of period	$20.90	$26.85	$25.45	$22.81	$21.81
End of period	$24.56	$20.90	$26.85	$25.45	$22.81
Accumulation units outstanding
at the end of period	5,164	-	-	-	-

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$12.51	$12.47	$12.13	$11.82	$11.72
End of period	$12.30	$12.51	$12.47	$12.13	$11.82
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$14.22	$21.73	$20.52	$17.29	$16.12
End of period	$17.30	$14.22	$21.73	$20.52	$17.29
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Established Growth
Division748
Accumulation unit value:
Beginning of period	$17.42	$31.05	$28.72	$25.73	$24.25
End of period	$24.54	$17.42	$31.05	$28.72	$25.73
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth
Division748
Accumulation unit value:
Beginning of period	$25.25	$43.34	$37.67	$35.92	$31.12
End of period	$36.40	$25.25	$43.34	$37.67	$35.92
Accumulation units outstanding
at the end of period	5,197	5,634	4,440	4,713	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1099
Accumulation unit value:
Beginning of period	$9.67	$10.48	$10.18	$9.97	N/A
End of period	$10.22	$9.67	$10.48	$10.18	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$9.20	$15.74	$15.90	$13.49	$12.72
End of period	$12.38	$9.20	$15.74	$15.90	$13.49
Accumulation units outstanding
at the end of period	22,323	24,758	19,753	-	-

Accumulation Unit Values
Contract with Endorsements - 1.85%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division2034

Accumulation unit value:
Beginning of period	$10.75	N/A	N/A	N/A	N/A
End of period	$12.56	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	195,813	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division2010

Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A
End of period	$13.06	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	206,746	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division2013

Accumulation unit value:
Beginning of period	$10.18	N/A	N/A	N/A	N/A
End of period	$13.39	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	210,960	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2013

Accumulation unit value:
Beginning of period	$10.21	N/A	N/A	N/A	N/A
End of period	$13.78	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	150,114	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division781

Accumulation unit value:
Beginning of period	$8.15	$12.91	$15.47	$11.56	$10.23
End of period	$10.60	$8.15	$12.91	$15.47	$11.56
Accumulation units outstanding
at the end of period	403,060	443,798	401,294	288,359	14,971

JNL/AIM International Growth Division781

Accumulation unit value:
Beginning of period	$10.55	$18.19	$16.88	$14.03	$13.25
End of period	$14.18	$10.55	$18.19	$16.88	$14.03
Accumulation units outstanding
at the end of period	249,797	268,221	247,582	100,752	7,303

JNL/AIM Large Cap Growth Division781

Accumulation unit value:
Beginning of period	$8.55	$13.97	$12.29	$11.61	$11.05
End of period	$10.43	$8.55	$13.97	$12.29	$11.61
Accumulation units outstanding
at the end of period	258,768	199,116	161,456	41,763	7,001

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division781

Accumulation unit value:
Beginning of period	$9.10	$15.38	$14.07	$12.52	$11.94
End of period	$12.04	$9.10	$15.38	$14.07	$12.52
Accumulation units outstanding
at the end of period	99,601	63,341	44,672	15,999	2,571

JNL/Capital Guardian Global Balanced
Division781
Accumulation unit value:
Beginning of period	$8.75	$12.43	$11.73	$10.79	$10.20
End of period	$10.53	$8.75	$12.43	$11.73	$10.79
Accumulation units outstanding
at the end of period	569,130	585,483	146,827	53,094	957

JNL/Capital Guardian Global Diversified
Research Division781
Accumulation unit value:
Beginning of period	$16.54	$29.29	$24.73	$22.24	$21.00
End of period	$22.44	$16.54	$29.29	$24.73	$22.24
Accumulation units outstanding
at the end of period	300,132	232,515	54,983	15,750	2,125

JNL/Capital Guardian International
Small Cap Division1462
Accumulation unit value:
Beginning of period	$4.46	$9.86	$9.51	N/A	N/A
End of period	$6.68	$4.46	$9.86	N/A	N/A
Accumulation units outstanding
at the end of period	364,715	169,156	3,849	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division781
Accumulation unit value:
Beginning of period	$16.50	$28.42	$26.39	$25.70	$24.04
End of period	$21.83	$16.50	$28.42	$26.39	$25.70
Accumulation units outstanding
at the end of period	256,311	215,585	46,045	13,394	1,918

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.54	$13.66	$10.64	N/A	N/A
End of period	$9.62	$6.54	$13.66	N/A	N/A
Accumulation units outstanding
at the end of period	867,216	639,100	510,831	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.52	$10.66	$9.75	N/A	N/A
End of period	$7.99	$6.52	$10.66	N/A	N/A
Accumulation units outstanding
at the end of period	128,221	150,983	33,269	N/A	N/A

JNL/Eagle Core Equity Division781

Accumulation unit value:
Beginning of period	$10.95	$18.30	$18.53	$16.80	$16.51
End of period	$14.39	$10.95	$18.30	$18.53	$16.80
Accumulation units outstanding
at the end of period	35,800	30,534	20,333	10,099	4,092

JNL/Eagle SmallCap Equity Division781

Accumulation unit value:
Beginning of period	$14.91	$24.62	$22.37	$18.98	$18.88
End of period	$19.84	$14.91	$24.62	$22.37	$18.98
Accumulation units outstanding
at the end of period	118,164	152,393	106,114	29,936	1,458

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.21	$9.91	$10.00	N/A	N/A
End of period	$7.94	$6.21	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	3,222,233	3,992,560	3,507,016	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	$5.76	$9.89	$9.95	N/A	N/A
End of period	$7.40	$5.76	$9.89	N/A	N/A
Accumulation units outstanding
at the end of period	176,541	163,625	177,025	N/A	N/A

JNL/Franklin Templeton Income
Division1070
Accumulation unit value:
Beginning of period	$7.48	$10.84	$10.84	$9.95	N/A
End of period	$9.76	$7.48	$10.84	$10.84	N/A
Accumulation units outstanding
at the end of period	1,299,638	1,226,124	1,102,781	341,442	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$6.00	$9.84	$9.98	N/A	N/A
End of period	$7.47	$6.00	$9.84	N/A	N/A
Accumulation units outstanding
at the end of period	556,051	509,754	315,415	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division781
Accumulation unit value:
Beginning of period	$7.61	$11.60	$12.59	$10.90	$9.99
End of period	$9.99	$7.61	$11.60	$12.59	$10.90
Accumulation units outstanding
at the end of period	246,371	237,313	161,924	68,944	3,663

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$18.06	$19.40	$18.47	$17.97	$17.93
End of period	$20.24	$18.06	$19.40	$18.47	$17.97
Accumulation units outstanding
at the end of period	278,759	315,032	284,824	126,043	24,071

JNL/Goldman Sachs Emerging Markets
Debt Division1904
Accumulation unit value:
Beginning of period	$9.64	$9.84	N/A	N/A	N/A
End of period	$11.63	$9.64	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	90,133	6,567	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division781
Accumulation unit value:
Beginning of period	$8.09	$12.90	$12.78	$11.25	$10.12
End of period	$10.54	$8.09	$12.90	$12.78	$11.25
Accumulation units outstanding
at the end of period	281,683	227,166	163,678	66,997	8,055

JNL/Ivy Asset Strategy Division2129

Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A
End of period	$10.36	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	476,823	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$9.16	$16.82	$15.30	$11.81	$10.49
End of period	$11.71	$9.16	$16.82	$15.30	$11.81
Accumulation units outstanding
at the end of period	622,920	682,064	645,374	317,007	20,570

JNL/JPMorgan MidCap Growth Division781

Accumulation unit value:
Beginning of period	$13.33	$24.44	$23.07	$20.97	$19.90
End of period	$18.71	$13.33	$24.44	$23.07	$20.97
Accumulation units outstanding
at the end of period	72,992	78,776	44,077	19,319	6,510

JNL/JPMorgan U.S. Government &
Quality Bond Division781
Accumulation unit value:
Beginning of period	$16.60	$15.87	$15.20	$14.99	$14.98
End of period	$16.90	$16.60	$15.87	$15.20	$14.99
Accumulation units outstanding
at the end of period	249,183	476,399	91,871	58,780	15,143

JNL/Lazard Emerging Markets Division1061

Accumulation unit value:
Beginning of period	$6.89	$14.05	$10.86	$10.00	N/A
End of period	$11.61	$6.89	$14.05	$10.86	N/A
Accumulation units outstanding
at the end of period	899,692	590,584	513,074	71,444	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$11.51	$19.20	$20.09	$17.86	$16.88
End of period	$15.77	$11.51	$19.20	$20.09	$17.86
Accumulation units outstanding
at the end of period	149,544	186,963	178,083	83,090	26,715

JNL/Lazard Small Cap Equity Division781

Accumulation unit value:
Beginning of period	$9.22	$15.29	$16.72	$14.58	$14.42
End of period	$8.69	$9.22	$15.29	$16.72	$14.58
Accumulation units outstanding
at the end of period	-	122,789	112,666	64,423	13,733

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$8.71	N/A	N/A	N/A	N/A
End of period	$12.10	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	58,712	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$8.56	N/A	N/A	N/A	N/A
End of period	$11.23	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	36,601	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1338
Accumulation unit value:
Beginning of period	$6.13	$9.80	$10.37	N/A	N/A
End of period	$7.50	$6.13	$9.80	N/A	N/A
Accumulation units outstanding
at the end of period	276,528	324,826	51,887	N/A	N/A

JNL/MCM 25 Division781

Accumulation unit value:
Beginning of period	$7.46	$11.73	$12.30	$11.17	$11.93
End of period	$11.20	$7.46	$11.73	$12.30	$11.17
Accumulation units outstanding
at the end of period	574,239	563,741	733,000	639,447	200,845

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.87	$11.66	$11.16	$10.97	$10.96
End of period	$12.32	$11.87	$11.66	$11.16	$10.97
Accumulation units outstanding
at the end of period	912,432	565,364	352,061	219,083	32,185

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.58	$6.04	$5.90	$4.41	$4.38
End of period	$4.41	$3.58	$6.04	$5.90	$4.41
Accumulation units outstanding
at the end of period	332,664	273,752	416,558	192,150	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division781
Accumulation unit value:
Beginning of period	$6.94	$10.29	$11.38	$10.21	$10.47
End of period	$9.07	$6.94	$10.29	$11.38	$10.21
Accumulation units outstanding
at the end of period	64,474	64,337	19,182	15,786	2,936

JNL/MCM Dow 10 Division781

Accumulation unit value:
Beginning of period	$5.81	$10.97	$11.07	$8.70	$9.27
End of period	$6.61	$5.81	$10.97	$11.07	$8.70
Accumulation units outstanding
at the end of period	760,180	846,670	1,092,695	843,887	228,766

JNL/MCM Dow Dividend Division992

Accumulation unit value:
Beginning of period	$5.17	$10.41	$11.78	$10.00	N/A
End of period	$6.11	$5.17	$10.41	$11.78	N/A
Accumulation units outstanding
at the end of period	1,585,355	1,424,525	1,444,830	762,588	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division781
Accumulation unit value:
Beginning of period	$5.92	$9.70	$9.53	$8.31	$8.26
End of period	$5.52	$5.92	$9.70	$9.53	$8.31
Accumulation units outstanding
at the end of period	-	81,831	62,702	29,098	2,632

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$7.89	N/A	N/A	N/A	N/A
End of period	$11.89	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	23,057	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division781

Accumulation unit value:
Beginning of period	$5.66	$11.68	$14.40	$12.36	$11.64
End of period	$6.59	$5.66	$11.68	$14.40	$12.36
Accumulation units outstanding
at the end of period	294,547	284,916	75,682	51,275	6,141

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$9.46	$18.71	$17.15	$12.47	$11.34
End of period	$12.16	$9.46	$18.71	$17.15	$12.47
Accumulation units outstanding
at the end of period	1,036,162	1,181,510	1,289,161	871,207	220,236

JNL/MCM Global Alpha Division2129

Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A
End of period	$9.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,670	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$9.25	$12.27	$11.62	$11.14	$10.63
End of period	$10.98	$9.25	$12.27	$11.62	$11.14
Accumulation units outstanding
at the end of period	254,691	344,213	217,249	113,376	17,495

JNL/MCM Index 5 Division1323

Accumulation unit value:
Beginning of period	$6.80	$9.88	$10.14	N/A	N/A
End of period	$8.35	$6.80	$9.88	N/A	N/A
Accumulation units outstanding
at the end of period	301,404	269,802	86,731	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$11.17	$19.94	$18.40	$14.93	$13.79
End of period	$14.18	$11.17	$19.94	$18.40	$14.93
Accumulation units outstanding
at the end of period	503,200	486,327	485,662	268,616	42,075

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.76	$13.75	$13.81	$11.84	$11.29
End of period	$9.45	$7.76	$13.75	$13.81	$11.84
Accumulation units outstanding
at the end of period	10,007,471	11,968,553	12,599,734	7,397,066	1,122,059

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1067

Accumulation unit value:
Beginning of period	$6.32	$11.93	$10.70	$10.13	N/A
End of period	$8.54	$6.32	$11.93	$10.70	N/A
Accumulation units outstanding
at the end of period	1,413,255	1,803,672	1,607,185	541,742	N/A

JNL/MCM Nasdaq 25 Division781

Accumulation unit value:
Beginning of period	$7.26	$12.64	$10.81	$10.52	$10.19
End of period	$9.55	$7.26	$12.64	$10.81	$10.52
Accumulation units outstanding
at the end of period	188,893	189,973	199,608	166,795	54,611

JNL/MCM NYSE International 25
Division1308
Accumulation unit value:
Beginning of period	$6.12	$11.54	$10.21	N/A	N/A
End of period	$8.18	$6.12	$11.54	N/A	N/A
Accumulation units outstanding
at the end of period	220,000	247,033	195,818	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$21.95	$35.99	$27.10	$22.86	$20.83
End of period	$25.88	$21.95	$35.99	$27.10	$22.86
Accumulation units outstanding
at the end of period	309,290	317,813	292,385	158,095	30,150

JNL/MCM Pacific Rim 30 Division1906

Accumulation unit value:
Beginning of period	$9.59	$8.73	N/A	N/A	N/A
End of period	$11.68	$9.59	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,055	2	N/A	N/A	N/A

JNL/MCM S&P 10 Division781

Accumulation unit value:
Beginning of period	$6.88	$13.91	$13.50	$13.14	$10.77
End of period	$8.09	$6.88	$13.91	$13.50	$13.14
Accumulation units outstanding
at the end of period	676,016	722,212	819,537	671,339	197,787

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division1072

Accumulation unit value:
Beginning of period	$7.09	$10.74	$10.17	$9.78	N/A
End of period	$8.28	$7.09	$10.74	$10.17	N/A
Accumulation units outstanding
at the end of period	172,328	172,672	114,828	47,184	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.71	$15.85	$15.03	$13.95	$13.03
End of period	$13.16	$9.71	$15.85	$15.03	$13.95
Accumulation units outstanding
at the end of period	348,615	335,429	303,352	194,277	42,436

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.57	$12.36	$12.01	$10.63	$10.48
End of period	$9.36	$7.57	$12.36	$12.01	$10.63
Accumulation units outstanding
at the end of period	832,523	748,828	582,362	408,723	58,754

JNL/MCM S&P SMid 60 Division1308

Accumulation unit value:
Beginning of period	$6.04	$8.82	$10.24	N/A	N/A
End of period	$9.58	$6.04	$8.82	N/A	N/A
Accumulation units outstanding
at the end of period	427,401	282,547	212,620	N/A	N/A

JNL/MCM Select Small-Cap Division781

Accumulation unit value:
Beginning of period	$10.71	$18.21	$20.71	$19.27	$18.49
End of period	$11.03	$10.71	$18.21	$20.71	$19.27
Accumulation units outstanding
at the end of period	420,860	410,323	449,189	356,477	100,147

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.42	$14.75	$15.35	$13.31	$12.83
End of period	$11.78	$9.42	$14.75	$15.35	$13.31
Accumulation units outstanding
at the end of period	399,171	258,963	269,426	178,743	24,391

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division781

Accumulation unit value:
Beginning of period	$3.78	$6.80	$6.05	$5.64	$5.36
End of period	$6.08	$3.78	$6.80	$6.05	$5.64
Accumulation units outstanding
at the end of period	596,170	310,211	198,351	39,518	5,157

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$9.12	$17.67	$15.06	$15.56	$12.65
End of period	$10.26	$9.12	$17.67	$15.06	$15.56
Accumulation units outstanding
at the end of period	1,639,283	1,851,273	1,898,237	1,365,850	367,899

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$8.02	$14.28	$13.13	$11.93	$11.38
End of period	$9.76	$8.02	$14.28	$13.13	$11.93
Accumulation units outstanding
at the end of period	908,932	908,039	780,193	598,196	140,159

JNL/Oppenheimer Global Growth
Division781
Accumulation unit value:
Beginning of period	$8.66	$14.92	$14.30	$12.45	$11.10
End of period	$11.86	$8.66	$14.92	$14.30	$12.45
Accumulation units outstanding
at the end of period	259,479	260,219	222,010	128,114	16,206

JNL/PAM Asia ex-Japan Division1775

Accumulation unit value:
Beginning of period	$4.80	$8.98	N/A	N/A	N/A
End of period	$7.98	$4.80	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	157,742	27,816	N/A	N/A	N/A

JNL/PAM China-India Division1775

Accumulation unit value:
Beginning of period	$4.15	$7.91	N/A	N/A	N/A
End of period	$7.42	$4.15	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	447,607	65,273	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.30	$10.90	$10.00	N/A	N/A
End of period	$11.85	$10.30	$10.90	N/A	N/A
Accumulation units outstanding
at the end of period	1,643,108	1,168,874	163,535	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$14.47	$14.68	$13.82	$13.60	$13.54
End of period	$16.40	$14.47	$14.68	$13.82	$13.60
Accumulation units outstanding
at the end of period	1,825,223	1,418,859	652,230	287,381	61,887

JNL/PPM America Core Equity Division781

Accumulation unit value:
Beginning of period	$12.26	$20.99	$23.05	$20.64	$19.60
End of period	$15.22	$12.26	$20.99	$23.05	$20.64
Accumulation units outstanding
at the end of period	-	8,031	7,021	3,748	1,040

JNL/PPM America High Yield Bond
Division781
Accumulation unit value:
Beginning of period	$9.07	$13.34	$13.74	$12.67	$12.81
End of period	$13.02	$9.07	$13.34	$13.74	$12.67
Accumulation units outstanding
at the end of period	567,506	270,645	220,126	107,328	8,224

JNL/PPM America Mid Cap Value
Division1774
Accumulation unit value:
Beginning of period	$5.62	$10.40	N/A	N/A	N/A
End of period	$8.13	$5.62	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	79,443	12,505	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division1774
Accumulation unit value:
Beginning of period	$6.23	$10.39	N/A	N/A	N/A
End of period	$8.19	$6.23	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	31,460	61,023	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$10.42	$20.10	$21.70	$19.55	$18.79
End of period	$14.78	$10.42	$20.10	$21.70	$19.55
Accumulation units outstanding
at the end of period	20,784	12,148	7,126	4,426	-

JNL/Red Rocks Listed Private Equity
Division1900
Accumulation unit value:
Beginning of period	$5.92	$8.74	N/A	N/A	N/A
End of period	$8.15	$5.92	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	97,281	22,647	N/A	N/A	N/A

JNL/S&P 4 Division1457

Accumulation unit value:
Beginning of period	$6.66	$9.92	$10.07	N/A	N/A
End of period	$9.27	$6.66	$9.92	N/A	N/A
Accumulation units outstanding
at the end of period	1,195,119	1,238,099	100,033	N/A	N/A

JNL/S&P Competitive Advantage
Division1465
Accumulation unit value:
Beginning of period	$6.87	$9.91	$10.03	N/A	N/A
End of period	$9.73	$6.87	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	118,310	62,893	1,802	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.24	$10.46	$10.30	N/A	N/A
End of period	$7.69	$6.24	$10.46	N/A	N/A
Accumulation units outstanding
at the end of period	189,999	203,781	92,979	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$7.57	$10.51	$10.19	N/A	N/A
End of period	$8.82	$7.57	$10.51	N/A	N/A
Accumulation units outstanding
at the end of period	165,959	167,900	34,975	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	$6.71	$10.48	$10.22	N/A	N/A
End of period	$8.09	$6.71	$10.48	N/A	N/A
Accumulation units outstanding
at the end of period	304,917	445,495	174,529	N/A	N/A

JNL/S&P Dividend Income & Growth
Division1467
Accumulation unit value:
Beginning of period	$7.10	$9.76	$9.91	N/A	N/A
End of period	$8.60	$7.10	$9.76	N/A	N/A
Accumulation units outstanding
at the end of period	126,031	130,086	5,762	N/A	N/A

JNL/S&P Intrinsic Value Division1470

Accumulation unit value:
Beginning of period	$6.24	$9.91	$9.91	N/A	N/A
End of period	$9.62	$6.24	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	142,798	86,584	705	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division781
Accumulation unit value:
Beginning of period	$9.51	$15.93	$14.86	$13.10	$12.33
End of period	$12.24	$9.51	$15.93	$14.86	$13.10
Accumulation units outstanding
at the end of period	483,333	473,154	363,257	151,335	20,217

JNL/S&P Managed Conservative Division781

Accumulation unit value:
Beginning of period	$9.81	$11.59	$11.11	$10.49	$10.34
End of period	$10.94	$9.81	$11.59	$11.11	$10.49
Accumulation units outstanding
at the end of period	681,050	586,082	287,309	137,460	43,226

JNL/S&P Managed Growth Division781

Accumulation unit value:
Beginning of period	$10.02	$15.79	$14.80	$13.21	$12.54
End of period	$12.60	$10.02	$15.79	$14.80	$13.21
Accumulation units outstanding
at the end of period	1,492,325	1,371,862	1,119,888	603,032	64,969

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division781

Accumulation unit value:
Beginning of period	$9.58	$12.39	$11.72	$10.82	$10.53
End of period	$11.16	$9.58	$12.39	$11.72	$10.82
Accumulation units outstanding
at the end of period	1,639,285	1,419,758	938,424	556,982	55,877

JNL/S&P Managed Moderate Growth
Division781
Accumulation unit value:
Beginning of period	$10.68	$15.01	$14.07	$12.78	$12.29
End of period	$12.94	$10.68	$15.01	$14.07	$12.78
Accumulation units outstanding
at the end of period	2,264,850	2,398,539	1,812,198	918,647	172,880

JNL/S&P Retirement 2015 Division1044

Accumulation unit value:
Beginning of period	$7.95	$11.59	$10.81	$10.23	N/A
End of period	$9.34	$7.95	$11.59	$10.81	N/A
Accumulation units outstanding
at the end of period	-	39,233	28,795	19,750	N/A

JNL/S&P Retirement 2020 Division1113

Accumulation unit value:
Beginning of period	$7.69	$11.75	$10.94	$9.67	N/A
End of period	$9.15	$7.69	$11.75	$10.94	N/A
Accumulation units outstanding
at the end of period	-	20,142	11,517	4,684	N/A

JNL/S&P Retirement 2025 Division1144

Accumulation unit value:
Beginning of period	$7.51	$11.89	$11.01	$10.16	N/A
End of period	$9.03	$7.51	$11.89	$11.01	N/A
Accumulation units outstanding
at the end of period	-	56,244	4,822	3,910	N/A

JNL/S&P Retirement Income Division1069

Accumulation unit value:
Beginning of period	$8.90	$11.07	$10.55	$10.00	N/A
End of period	$9.98	$8.90	$11.07	$10.55	N/A
Accumulation units outstanding
at the end of period	-	173,470	41,421	15,885	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division1465

Accumulation unit value:
Beginning of period	$6.35	$10.06	$10.18	N/A	N/A
End of period	$8.91	$6.35	$10.06	N/A	N/A
Accumulation units outstanding
at the end of period	105,425	71,937	1,775	N/A	N/A

JNL/Select Balanced Division781

Accumulation unit value:
Beginning of period	$20.89	$26.84	$25.44	$22.80	$22.44
End of period	$24.54	$20.89	$26.84	$25.44	$22.80
Accumulation units outstanding
at the end of period	336,499	312,812	173,779	54,846	5,919

JNL/Select Money Market Division781

Accumulation unit value:
Beginning of period	$12.49	$12.45	$12.11	$11.80	$11.70
End of period	$12.28	$12.49	$12.45	$12.11	$11.80
Accumulation units outstanding
at the end of period	1,004,450	2,456,882	1,487,960	311,235	27,322

JNL/Select Value Division781

Accumulation unit value:
Beginning of period	$14.21	$21.72	$20.52	$17.28	$16.86
End of period	$17.30	$14.21	$21.72	$20.52	$17.28
Accumulation units outstanding
at the end of period	298,377	300,839	234,273	100,001	8,424

JNL/T.Rowe Price Established Growth
Division781
Accumulation unit value:
Beginning of period	$17.41	$31.03	$28.71	$25.72	$24.37
End of period	$24.52	$17.41	$31.03	$28.71	$25.72
Accumulation units outstanding
at the end of period	232,042	197,868	128,357	36,403	3,362

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$25.24	$43.31	$37.64	$35.91	$31.93
End of period	$36.38	$25.24	$43.31	$37.64	$35.91
Accumulation units outstanding
at the end of period	237,111	205,582	142,073	58,267	8,133

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1064
Accumulation unit value:
Beginning of period	$9.67	$10.48	$10.18	$10.00	N/A
End of period	$10.22	$9.67	$10.48	$10.18	N/A
Accumulation units outstanding
at the end of period	401,221	367,081	256,801	58,442	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$9.19	$15.73	$15.89	$13.49	$13.16
End of period	$12.37	$9.19	$15.73	$15.89	$13.49
Accumulation units outstanding
at the end of period	323,695	276,226	250,308	128,392	16,587

Accumulation Unit Values
Contract with Endorsements - 1.87%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM International Growth Division

Accumulation unit value:
Beginning of period	$10.52	$18.05	N/A	N/A	N/A
End of period	$14.14	$10.52	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,083	3,297	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division1752
Accumulation unit value:
Beginning of period	$4.46	$8.72	N/A	N/A	N/A
End of period	$6.68	$4.46	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,838	9,024	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Commodity Securities
Division1713
Accumulation unit value:
Beginning of period	$6.54	$13.32	N/A	N/A	N/A
End of period	$9.62	$6.54	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,921	5,950	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.21	$9.82	N/A	N/A	N/A
End of period	$7.93	$6.21	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,423	14,154	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division1752
Accumulation unit value:
Beginning of period	$5.76	$8.70	N/A	N/A	N/A
End of period	$7.40	$5.76	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,314	4,458	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division1713

Accumulation unit value:
Beginning of period	$6.88	$13.64	N/A	N/A	N/A
End of period	$11.60	$6.88	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,284	10,655	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$5.65	$11.40	N/A	N/A	N/A
End of period	$6.57	$5.65	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,716	3,776	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	$9.23	$12.16	N/A	N/A	N/A
End of period	$10.96	$9.23	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,125	10,138	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$7.75	$13.55	N/A	N/A	N/A
End of period	$9.44	$7.75	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,108	15,260	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$6.31	$11.79	N/A	N/A	N/A
End of period	$8.53	$6.31	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,736	12,593	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	$21.91	$36.23	N/A	N/A	N/A
End of period	$25.82	$21.91	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,099	1,891	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A
JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth
Division
Accumulation unit value:
Beginning of period	$17.36	$30.62	N/A	N/A	N/A
End of period	$24.45	$17.36	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,914	7,140	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division
Accumulation unit value:
Beginning of period	$25.17	$42.59	N/A	N/A	N/A
End of period	$36.27	$25.17	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,502	1,608	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.90%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division2022

Accumulation unit value:
Beginning of period	$10.25	N/A	N/A	N/A	N/A
End of period	$12.55	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,988	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division2139

Accumulation unit value:
Beginning of period	$12.80	N/A	N/A	N/A	N/A
End of period	$13.06	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	711	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division2110

Accumulation unit value:
Beginning of period	$12.52	N/A	N/A	N/A	N/A
End of period	$13.38	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,423	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2139

Accumulation unit value:
Beginning of period	$13.60	N/A	N/A	N/A	N/A
End of period	$13.78	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,289	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$8.13	$12.89	$15.46	$11.55	$10.32
End of period	$10.58	$8.13	$12.89	$15.46	$11.55
Accumulation units outstanding
at the end of period	12,220	6,995	6,356	3,208	-

JNL/AIM International Growth Division748

Accumulation unit value:
Beginning of period	$10.48	$18.08	$16.78	$13.95	$12.54
End of period	$14.08	$10.48	$18.08	$16.78	$13.95
Accumulation units outstanding
at the end of period	5,211	801	1,644	1,652	-

JNL/AIM Large Cap Growth Division781

Accumulation unit value:
Beginning of period	$8.52	$13.92	$12.26	$11.58	$11.03
End of period	$10.38	$8.52	$13.92	$12.26	$11.58
Accumulation units outstanding
at the end of period	4,763	2,150	1,442	221	221

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$9.07	$15.33	$14.03	$12.49	$11.37
End of period	$11.99	$9.07	$15.33	$14.03	$12.49
Accumulation units outstanding
at the end of period	3,648	1,239	2,195	1,047	-

JNL/Capital Guardian Global Balanced
Division781
Accumulation unit value:
Beginning of period	$8.72	$12.39	$11.69	$10.76	$10.17
End of period	$10.47	$8.72	$12.39	$11.69	$10.76
Accumulation units outstanding
at the end of period	14,056	14,116	1,091	425	408

JNL/Capital Guardian Global Diversified
Research Division748
Accumulation unit value:
Beginning of period	$16.43	$29.11	$24.59	$22.12	$21.45
End of period	$22.28	$16.43	$29.11	$24.59	$22.12
Accumulation units outstanding
at the end of period	1,084	261	111	107	-

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	$4.46	$9.87	N/A	N/A	N/A
End of period	$6.67	$4.46	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,194	1,280	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$16.38	$28.24	$26.23	$25.56	$24.38
End of period	$21.67	$16.38	$28.24	$26.23	$25.56
Accumulation units outstanding
at the end of period	10,474	796	352	333	-

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.53	$13.65	$10.18	N/A	N/A
End of period	$9.61	$6.53	$13.65	N/A	N/A
Accumulation units outstanding
at the end of period	44,324	15,708	3,372	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.51	$10.52	N/A	N/A	N/A
End of period	$7.98	$6.51	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,162	1,645	N/A	N/A	N/A

JNL/Eagle Core Equity Division781

Accumulation unit value:
Beginning of period	$10.88	$18.20	$18.44	$16.73	$16.44
End of period	$14.29	$10.88	$18.20	$18.44	$16.73
Accumulation units outstanding
at the end of period	592	245	245	245	245

JNL/Eagle SmallCap Equity Division781

Accumulation unit value:
Beginning of period	$14.82	$24.48	$22.26	$18.89	$18.80
End of period	$19.70	$14.82	$24.48	$22.26	$18.89
Accumulation units outstanding
at the end of period	3,020	1,600	1,739	113	44

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.21	$9.91	$10.00	N/A	N/A
End of period	$7.93	$6.21	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	156,980	127,361	114,285	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	$5.76	$9.88	$9.94	N/A	N/A
End of period	$7.39	$5.76	$9.88	N/A	N/A
Accumulation units outstanding
at the end of period	5,288	3,389	3,110	N/A	N/A

JNL/Franklin Templeton Income
Division1070
Accumulation unit value:
Beginning of period	$7.47	$10.83	$10.84	$9.95	N/A
End of period	$9.74	$7.47	$10.83	$10.84	N/A
Accumulation units outstanding
at the end of period	55,950	32,413	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$6.00	$9.84	$9.95	N/A	N/A
End of period	$7.46	$6.00	$9.84	N/A	N/A
Accumulation units outstanding
at the end of period	16,383	5,187	3,798	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division835
Accumulation unit value:
Beginning of period	$7.60	$11.58	$12.58	$10.89	$10.28
End of period	$9.96	$7.60	$11.58	$12.58	$10.89
Accumulation units outstanding
at the end of period	3,707	2,515	2,815	751	-

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$17.94	$19.28	$18.36	$17.88	$17.85
End of period	$20.09	$17.94	$19.28	$18.36	$17.88
Accumulation units outstanding
at the end of period	11,530	5,131	5,721	14,905	8,082

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	$11.07	N/A	N/A	N/A	N/A
End of period	$11.62	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,395	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$8.08	$12.88	$12.77	$11.25	$10.32
End of period	$10.51	$8.08	$12.88	$12.77	$11.25
Accumulation units outstanding
at the end of period	19,028	4,938	4,079	2,046	-

JNL/Ivy Asset Strategy Division2167

Accumulation unit value:
Beginning of period	$10.44	N/A	N/A	N/A	N/A
End of period	$10.36	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,528	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division748
Accumulation unit value:
Beginning of period	$9.12	$16.74	$15.24	$11.77	$9.92
End of period	$11.64	$9.12	$16.74	$15.24	$11.77
Accumulation units outstanding
at the end of period	6,498	4,873	3,917	6,506	-

JNL/JPMorgan MidCap Growth Division781

Accumulation unit value:
Beginning of period	$13.24	$24.29	$22.93	$20.86	$19.80
End of period	$18.57	$13.24	$24.29	$22.93	$20.86
Accumulation units outstanding
at the end of period	1,896	530	647	80	80

JNL/JPMorgan U.S. Government &
Quality Bond Division781
Accumulation unit value:
Beginning of period	$16.49	$15.77	$15.11	$14.91	$14.90
End of period	$16.77	$16.49	$15.77	$15.11	$14.91
Accumulation units outstanding
at the end of period	25,223	2,978	3,087	8,703	8,802

JNL/Lazard Emerging Markets Division1062

Accumulation unit value:
Beginning of period	$6.88	$14.03	$10.85	$9.99	N/A
End of period	$11.59	$6.88	$14.03	$10.85	N/A
Accumulation units outstanding
at the end of period	26,500	4,289	1,100	792	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$11.44	$19.11	$20.00	$17.79	$16.82
End of period	$15.68	$11.44	$19.11	$20.00	$17.79
Accumulation units outstanding
at the end of period	3,578	2,772	2,691	2,408	230

JNL/Lazard Small Cap Equity Division781

Accumulation unit value:
Beginning of period	$9.17	$15.22	$16.64	$14.52	$14.37
End of period	$8.64	$9.17	$15.22	$16.64	$14.52
Accumulation units outstanding
at the end of period	-	2,751	1,074	1,169	112

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$8.08	N/A	N/A	N/A	N/A
End of period	$12.09	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,156	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division1934

Accumulation unit value:
Beginning of period	$8.32	$7.69	N/A	N/A	N/A
End of period	$11.22	$8.32	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,552	604	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$6.98	N/A	N/A	N/A	N/A
End of period	$7.49	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,450	N/A	N/A	N/A	N/A

JNL/MCM 25 Division781

Accumulation unit value:
Beginning of period	$7.43	$11.68	$12.26	$11.13	$11.90
End of period	$11.14	$7.43	$11.68	$12.26	$11.13
Accumulation units outstanding
at the end of period	8,051	9,005	13,545	13,315	1,168

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.82	$11.62	$11.13	$10.94	$10.94
End of period	$12.27	$11.82	$11.62	$11.13	$10.94
Accumulation units outstanding
at the end of period	15,773	15,567	14,805	3,112	386

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.56	$6.01	$5.88	$4.40	$4.37
End of period	$4.39	$3.56	$6.01	$5.88	$4.40
Accumulation units outstanding
at the end of period	1,505	478	327	186	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division748
Accumulation unit value:
Beginning of period	$6.90	$10.23	$11.32	$10.17	$10.50
End of period	$9.01	$6.90	$10.23	$11.32	$10.17
Accumulation units outstanding
at the end of period	2,224	1,253	-	-	-

JNL/MCM Dow 10 Division781

Accumulation unit value:
Beginning of period	$5.79	$10.93	$11.03	$8.67	$9.25
End of period	$6.58	$5.79	$10.93	$11.03	$8.67
Accumulation units outstanding
at the end of period	8,167	9,101	12,751	21,819	7,828

JNL/MCM Dow Dividend Division992

Accumulation unit value:
Beginning of period	$5.17	$10.40	$11.78	$10.00	N/A
End of period	$6.09	$5.17	$10.40	$11.78	N/A
Accumulation units outstanding
at the end of period	6,715	5,535	4,524	15,950	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.90	$9.66	$9.49	$8.28	$7.99
End of period	$5.49	$5.90	$9.66	$9.49	$8.28
Accumulation units outstanding
at the end of period	-	1,684	-	349	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division748

Accumulation unit value:
Beginning of period	$5.63	$11.63	$14.34	$12.31	$11.61
End of period	$6.55	$5.63	$11.63	$14.34	$12.31
Accumulation units outstanding
at the end of period	5,742	4,536	981	1,054	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$9.41	$18.63	$17.09	$12.43	$11.31
End of period	$12.10	$9.41	$18.63	$17.09	$12.43
Accumulation units outstanding
at the end of period	23,157	22,475	20,262	23,194	12,428

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$9.21	$12.22	$11.58	$11.10	$10.60
End of period	$10.93	$9.21	$12.22	$11.58	$11.10
Accumulation units outstanding
at the end of period	8,704	7,236	5,122	5,195	1,449

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$6.79	$9.79	N/A	N/A	N/A
End of period	$8.34	$6.79	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,784	1,343	N/A	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$11.13	$19.88	$18.36	$14.90	$13.76
End of period	$14.12	$11.13	$19.88	$18.36	$14.90
Accumulation units outstanding
at the end of period	20,774	8,799	8,781	5,359	828

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.74	$13.73	$13.79	$11.83	$11.29
End of period	$9.43	$7.74	$13.73	$13.79	$11.83
Accumulation units outstanding
at the end of period	118,702	134,873	192,671	149,111	25,430

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1061

Accumulation unit value:
Beginning of period	$6.31	$11.92	$10.70	$10.04	N/A
End of period	$8.52	$6.31	$11.92	$10.70	N/A
Accumulation units outstanding
at the end of period	5,039	6,301	1,023	1,023	N/A

JNL/MCM Nasdaq 25 Division781

Accumulation unit value:
Beginning of period	$7.24	$12.62	$10.80	$10.51	$10.19
End of period	$9.53	$7.24	$12.62	$10.80	$10.51
Accumulation units outstanding
at the end of period	6,660	3,443	2,808	20,837	17,922

JNL/MCM NYSE International 25
Division1354
Accumulation unit value:
Beginning of period	$6.12	$11.53	$10.77	N/A	N/A
End of period	$8.17	$6.12	$11.53	N/A	N/A
Accumulation units outstanding
at the end of period	17,040	16,502	12,767	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$21.85	$35.84	$27.00	$22.78	$20.77
End of period	$25.74	$21.85	$35.84	$27.00	$22.78
Accumulation units outstanding
at the end of period	15,223	6,999	8,018	2,877	4,705

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$10.68	N/A	N/A	N/A	N/A
End of period	$11.64	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,873	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division781

Accumulation unit value:
Beginning of period	$6.85	$13.85	$13.45	$13.09	$10.74
End of period	$8.05	$6.85	$13.85	$13.45	$13.09
Accumulation units outstanding
at the end of period	8,052	9,195	9,883	14,836	10,145

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division1152

Accumulation unit value:
Beginning of period	$7.08	$10.73	$10.17	$9.94	N/A
End of period	$8.26	$7.08	$10.73	$10.17	N/A
Accumulation units outstanding
at the end of period	-	1,143	2,890	1,006	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.68	$15.80	$14.99	$13.93	$13.01
End of period	$13.11	$9.68	$15.80	$14.99	$13.93
Accumulation units outstanding
at the end of period	11,708	10,781	9,875	5,489	541

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.54	$12.33	$11.98	$10.61	$10.47
End of period	$9.32	$7.54	$12.33	$11.98	$10.61
Accumulation units outstanding
at the end of period	34,402	21,921	20,813	10,242	2,522

JNL/MCM S&P SMid 60 Division1306

Accumulation unit value:
Beginning of period	$6.04	$8.82	$10.18	N/A	N/A
End of period	$9.57	$6.04	$8.82	N/A	N/A
Accumulation units outstanding
at the end of period	4,651	4,467	1,844	N/A	N/A

JNL/MCM Select Small-Cap Division781

Accumulation unit value:
Beginning of period	$10.66	$18.13	$20.64	$19.21	$18.43
End of period	$10.97	$10.66	$18.13	$20.64	$19.21
Accumulation units outstanding
at the end of period	6,031	5,658	5,130	6,658	652

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.39	$14.71	$15.31	$13.28	$12.81
End of period	$11.74	$9.39	$14.71	$15.31	$13.28
Accumulation units outstanding
at the end of period	20,743	11,111	10,121	4,582	559

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division748

Accumulation unit value:
Beginning of period	$3.76	$6.77	$6.02	$5.61	$5.38
End of period	$6.04	$3.76	$6.77	$6.02	$5.61
Accumulation units outstanding
at the end of period	14,031	4,450	3,640	2,404	-

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$9.10	$17.64	$15.05	$15.55	$12.65
End of period	$10.24	$9.10	$17.64	$15.05	$15.55
Accumulation units outstanding
at the end of period	15,680	17,087	15,560	29,158	22,365

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$8.00	$14.26	$13.12	$11.92	$11.38
End of period	$9.73	$8.00	$14.26	$13.12	$11.92
Accumulation units outstanding
at the end of period	239,129	239,418	233,999	234,457	227,069

JNL/Oppenheimer Global Growth
Division781
Accumulation unit value:
Beginning of period	$8.63	$14.87	$14.26	$12.42	$11.07
End of period	$11.80	$8.63	$14.87	$14.26	$12.42
Accumulation units outstanding
at the end of period	9,141	2,570	4,536	2,716	1,481

JNL/PAM Asia ex-Japan Division1773

Accumulation unit value:
Beginning of period	$4.79	$8.92	N/A	N/A	N/A
End of period	$7.97	$4.79	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,135	411	N/A	N/A	N/A

JNL/PAM China-India Division1773

Accumulation unit value:
Beginning of period	$4.14	$7.90	N/A	N/A	N/A
End of period	$7.41	$4.14	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,996	585	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.29	$10.89	$10.02	N/A	N/A
End of period	$11.83	$10.29	$10.89	N/A	N/A
Accumulation units outstanding
at the end of period	43,922	27,558	779	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$14.39	$14.61	$13.76	$13.55	$13.50
End of period	$16.30	$14.39	$14.61	$13.76	$13.55
Accumulation units outstanding
at the end of period	41,811	7,989	9,881	17,005	10,407

JNL/PPM America Core Equity Division748

Accumulation unit value:
Beginning of period	$12.17	$20.86	$22.92	$20.53	$19.06
End of period	$15.11	$12.17	$20.86	$22.92	$20.53
Accumulation units outstanding
at the end of period	-	-	166	163	-

JNL/PPM America High Yield Bond
Division781
Accumulation unit value:
Beginning of period	$9.02	$13.27	$13.68	$12.62	$12.76
End of period	$12.95	$9.02	$13.27	$13.68	$12.62
Accumulation units outstanding
at the end of period	25,359	13,328	12,476	8,053	1,742

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$5.88	N/A	N/A	N/A	N/A
End of period	$8.13	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,119	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division1795
Accumulation unit value:
Beginning of period	$6.23	$10.29	N/A	N/A	N/A
End of period	$8.18	$6.23	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,513	1,704	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$10.34	$19.97	$21.57	$19.45	$18.70
End of period	$14.67	$10.34	$19.97	$21.57	$19.45
Accumulation units outstanding
at the end of period	825	-	222	222	-

JNL/Red Rocks Listed Private Equity
Division1898
Accumulation unit value:
Beginning of period	$5.92	$10.00	N/A	N/A	N/A
End of period	$8.15	$5.92	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,785	379	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.65	$9.76	N/A	N/A	N/A
End of period	$9.26	$6.65	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	22,996	14,177	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$6.87	$9.66	N/A	N/A	N/A
End of period	$9.71	$6.87	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,054	2,862	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.24	$10.36	N/A	N/A	N/A
End of period	$7.67	$6.24	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	146,992	774	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$7.57	$10.51	$9.98	N/A	N/A
End of period	$8.81	$7.57	$10.51	N/A	N/A
Accumulation units outstanding
at the end of period	24,397	13,904	5,619	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	$7.77	N/A	N/A	N/A	N/A
End of period	$8.08	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	$7.09	$9.60	N/A	N/A	N/A
End of period	$8.59	$7.09	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,633	4,189	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$6.24	$9.63	N/A	N/A	N/A
End of period	$9.61	$6.24	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,633	5,456	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.46	$15.85	$14.80	$13.05	$12.02
End of period	$12.17	$9.46	$15.85	$14.80	$13.05
Accumulation units outstanding
at the end of period	1,948	1,840	3,178	4,441	-

JNL/S&P Managed Conservative Division748

Accumulation unit value:
Beginning of period	$9.79	$11.57	$11.10	$10.49	$10.26
End of period	$10.91	$9.79	$11.57	$11.10	$10.49
Accumulation units outstanding
at the end of period	26,807	11,064	11,187	9,557	-

JNL/S&P Managed Growth Division781

Accumulation unit value:
Beginning of period	$9.97	$15.72	$14.74	$13.16	$12.50
End of period	$12.53	$9.97	$15.72	$14.74	$13.16
Accumulation units outstanding
at the end of period	90,344	36,953	41,165	31,272	20,031

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division748

Accumulation unit value:
Beginning of period	$9.56	$12.37	$11.71	$10.81	$10.39
End of period	$11.13	$9.56	$12.37	$11.71	$10.81
Accumulation units outstanding
at the end of period	41,588	23,688	13,774	14,220	-

JNL/S&P Managed Moderate Growth
Division781
Accumulation unit value:
Beginning of period	$10.62	$14.93	$14.01	$12.73	$12.25
End of period	$12.87	$10.62	$14.93	$14.01	$12.73
Accumulation units outstanding
at the end of period	44,456	40,355	40,174	26,782	8,480

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division1210

Accumulation unit value:
Beginning of period	$8.89	$11.06	$10.55	$10.58	N/A
End of period	$9.96	$8.89	$11.06	$10.55	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.35	$9.71	N/A	N/A	N/A
End of period	$8.90	$6.35	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,668	2,784	N/A	N/A	N/A

JNL/Select Balanced Division748

Accumulation unit value:
Beginning of period	$20.74	$26.67	$25.29	$22.68	$21.69
End of period	$24.36	$20.74	$26.67	$25.29	$22.68
Accumulation units outstanding
at the end of period	11,836	12,651	11,412	1,360	-

JNL/Select Money Market Division781

Accumulation unit value:
Beginning of period	$12.40	$12.36	$12.03	$11.73	$11.64
End of period	$12.18	$12.40	$12.36	$12.03	$11.73
Accumulation units outstanding
at the end of period	55,232	49,468	43,685	18,228	11,008

JNL/Select Value Division781

Accumulation unit value:
Beginning of period	$14.17	$21.66	$20.48	$17.26	$16.85
End of period	$17.24	$14.17	$21.66	$20.48	$17.26
Accumulation units outstanding
at the end of period	3,591	2,977	2,554	1,393	119

JNL/T.Rowe Price Established Growth
Division781
Accumulation unit value:
Beginning of period	$17.29	$30.83	$28.54	$25.58	$24.25
End of period	$24.34	$17.29	$30.83	$28.54	$25.58
Accumulation units outstanding
at the end of period	8,680	4,742	3,814	2,621	162

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$25.06	$43.04	$37.43	$35.72	$31.77
End of period	$36.11	$25.06	$43.04	$37.43	$35.72
Accumulation units outstanding
at the end of period	7,651	2,815	2,180	2,682	144

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1091
Accumulation unit value:
Beginning of period	$9.66	$10.47	$10.18	$9.99	N/A
End of period	$10.20	$9.66	$10.47	$10.18	N/A
Accumulation units outstanding
at the end of period	25,478	25,030	26,939	-	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$9.16	$15.67	$15.84	$13.45	$13.13
End of period	$12.31	$9.16	$15.67	$15.84	$13.45
Accumulation units outstanding
at the end of period	7,505	7,215	8,977	435	305

Accumulation Unit Values
Contract with Endorsements - 1.95%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$8.12	$12.87	$15.45	$11.55	$11.28
End of period	$10.55	$8.12	$12.87	$15.45	$11.55
Accumulation units outstanding
at the end of period	855	423	-	-	-

JNL/AIM International Growth Division748

Accumulation unit value:
Beginning of period	$10.40	$17.96	$16.69	$13.88	$12.48
End of period	$13.98	$10.40	$17.96	$16.69	$13.88
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.48	$13.88	$12.22	$11.56	$10.86
End of period	$10.34	$8.48	$13.88	$12.22	$11.56
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$9.03	$15.29	$14.00	$12.47	$11.35
End of period	$11.94	$9.03	$15.29	$14.00	$12.47
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Balanced
Division748
Accumulation unit value:
Beginning of period	$8.68	$12.34	$11.66	$10.73	$9.83
End of period	$10.42	$8.68	$12.34	$11.66	$10.73
Accumulation units outstanding
at the end of period	3,224	1,077	-	-	-

JNL/Capital Guardian Global Diversified
Research Division748
Accumulation unit value:
Beginning of period	$16.31	$28.92	$24.45	$22.00	$21.34
End of period	$22.12	$16.31	$28.92	$24.45	$22.00
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	$4.53	N/A	N/A	N/A	N/A
End of period	$6.67	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	671	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$16.30	$28.11	$26.12	$25.42	$24.27
End of period	$21.55	$16.30	$28.11	$26.12	$25.42
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.53	$13.64	$10.30	N/A	N/A
End of period	$9.60	$6.53	$13.64	N/A	N/A
Accumulation units outstanding
at the end of period	1,351	-	2,234	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$10.82	$18.09	$18.34	$16.65	$16.20
End of period	$14.20	$10.82	$18.09	$18.34	$16.65
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Eagle SmallCap Equity Division781

Accumulation unit value:
Beginning of period	$14.73	$24.34	$22.14	$18.80	$18.72
End of period	$19.57	$14.73	$24.34	$22.14	$18.80
Accumulation units outstanding
at the end of period	1,302	172	3,455	4,917	5,022

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.20	$9.81	N/A	N/A	N/A
End of period	$7.92	$6.20	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,827	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income
Division1076
Accumulation unit value:
Beginning of period	$7.46	$10.82	$10.84	$9.88	N/A
End of period	$9.72	$7.46	$10.82	$10.84	N/A
Accumulation units outstanding
at the end of period	1,127	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	$7.59	$11.57	$12.57	$10.89	$10.73
End of period	$9.94	$7.59	$11.57	$12.57	$10.89
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$17.81	$19.16	$18.26	$17.78	$17.76
End of period	$19.94	$17.81	$19.16	$18.26	$17.78
Accumulation units outstanding
at the end of period	1,107	1,479	787	715	749

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	$9.65	N/A	N/A	N/A	N/A
End of period	$11.62	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,157	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$8.06	$12.86	$12.76	$11.24	$10.65
End of period	$10.49	$8.06	$12.86	$12.76	$11.24
Accumulation units outstanding
at the end of period	758	-	-	-	-

JNL/Ivy Asset Strategy Division2134

Accumulation unit value:
Beginning of period	$10.02	N/A	N/A	N/A	N/A
End of period	$10.36	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,251	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division748
Accumulation unit value:
Beginning of period	$9.07	$16.66	$15.17	$11.72	$9.89
End of period	$11.57	$9.07	$16.66	$15.17	$11.72
Accumulation units outstanding
at the end of period	461	462	8,819	13,788	-

JNL/JPMorgan MidCap Growth Division748

Accumulation unit value:
Beginning of period	$13.15	$24.13	$22.80	$20.74	$19.59
End of period	$18.44	$13.15	$24.13	$22.80	$20.74
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$16.37	$15.67	$15.02	$14.83	$14.86
End of period	$16.65	$16.37	$15.67	$15.02	$14.83
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Lazard Emerging Markets Division1071

Accumulation unit value:
Beginning of period	$6.87	$14.02	$10.85	$9.48	N/A
End of period	$11.57	$6.87	$14.02	$10.85	N/A
Accumulation units outstanding
at the end of period	1,069	-	-	-	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$11.38	$19.01	$19.90	$17.71	$16.76
End of period	$15.58	$11.38	$19.01	$19.90	$17.71
Accumulation units outstanding
at the end of period	-	-	-	-	1,349

JNL/Lazard Small Cap Equity Division748

Accumulation unit value:
Beginning of period	$9.12	$15.13	$16.56	$14.47	$13.51
End of period	$8.59	$9.12	$15.13	$16.56	$14.47
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division748

Accumulation unit value:
Beginning of period	$7.39	$11.64	$12.21	$11.09	$11.25
End of period	$11.09	$7.39	$11.64	$12.21	$11.09
Accumulation units outstanding
at the end of period	3,575	1,636	1,636	1,636	-

JNL/MCM Bond Index Division748

Accumulation unit value:
Beginning of period	$11.78	$11.59	$11.10	$10.92	$10.95
End of period	$12.22	$11.78	$11.59	$11.10	$10.92
Accumulation units outstanding
at the end of period	2,473	2,229	-	-	-

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.55	$5.99	$5.86	$4.39	$4.35
End of period	$4.37	$3.55	$5.99	$5.86	$4.39
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division748
Accumulation unit value:
Beginning of period	$6.86	$10.19	$11.28	$10.14	$10.46
End of period	$8.96	$6.86	$10.19	$11.28	$10.14
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Dow 10 Division781

Accumulation unit value:
Beginning of period	$5.76	$10.88	$10.98	$8.64	$9.22
End of period	$6.54	$5.76	$10.88	$10.98	$8.64
Accumulation units outstanding
at the end of period	2,349	3,964	2,118	2,118	15,021

JNL/MCM Dow Dividend Division992

Accumulation unit value:
Beginning of period	$5.16	$10.39	$11.77	$10.00	N/A
End of period	$6.08	$5.16	$10.39	$11.77	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.87	$9.62	$9.45	$8.25	$7.97
End of period	$5.46	$5.87	$9.62	$9.45	$8.25
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division748

Accumulation unit value:
Beginning of period	$5.60	$11.58	$14.29	$12.28	$11.58
End of period	$6.52	$5.60	$11.58	$14.29	$12.28
Accumulation units outstanding
at the end of period	3,927	3,471	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$9.37	$18.55	$17.02	$12.39	$11.28
End of period	$12.04	$9.37	$18.55	$17.02	$12.39
Accumulation units outstanding
at the end of period	2,488	3,419	1,713	1,740	278

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division748

Accumulation unit value:
Beginning of period	$9.16	$12.17	$11.53	$11.07	$10.38
End of period	$10.87	$9.16	$12.17	$11.53	$11.07
Accumulation units outstanding
at the end of period	1,230	377	-	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$11.10	$19.82	$18.31	$14.87	$13.74
End of period	$14.07	$11.10	$19.82	$18.31	$14.87
Accumulation units outstanding
at the end of period	547	609	8,049	12,194	25,230

JNL/MCM JNL 5 Division748

Accumulation unit value:
Beginning of period	$7.72	$13.70	$13.78	$11.82	$10.69
End of period	$9.40	$7.72	$13.70	$13.78	$11.82
Accumulation units outstanding
at the end of period	1,490	1,492	14,850	14,851	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1106

Accumulation unit value:
Beginning of period	$6.30	$11.91	$10.69	$9.43	N/A
End of period	$8.51	$6.30	$11.91	$10.69	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM Nasdaq 25 Division748

Accumulation unit value:
Beginning of period	$7.23	$12.60	$10.79	$10.50	$10.53
End of period	$9.50	$7.23	$12.60	$10.79	$10.50
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	$6.11	$11.51	N/A	N/A	N/A
End of period	$8.16	$6.11	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	660	661	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division748

Accumulation unit value:
Beginning of period	$21.75	$35.69	$26.90	$22.71	$17.11
End of period	$25.61	$21.75	$35.69	$26.90	$22.71
Accumulation units outstanding
at the end of period	8,076	7,355	-	-	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division748

Accumulation unit value:
Beginning of period	$6.81	$13.80	$13.40	$13.05	$9.74
End of period	$8.00	$6.81	$13.80	$13.40	$13.05
Accumulation units outstanding
at the end of period	1,876	3,222	1,535	1,535	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division748

Accumulation unit value:
Beginning of period	$9.64	$15.75	$14.95	$13.90	$12.32
End of period	$13.05	$9.64	$15.75	$14.95	$13.90
Accumulation units outstanding
at the end of period	819	958	-	-	-

JNL/MCM S&P 500 Index Division748

Accumulation unit value:
Beginning of period	$7.52	$12.29	$11.95	$10.59	$10.21
End of period	$9.29	$7.52	$12.29	$11.95	$10.59
Accumulation units outstanding
at the end of period	825	896	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$6.29	N/A	N/A	N/A	N/A
End of period	$9.56	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	741	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division781

Accumulation unit value:
Beginning of period	$10.61	$18.05	$20.56	$19.15	$18.38
End of period	$10.92	$10.61	$18.05	$20.56	$19.15
Accumulation units outstanding
at the end of period	993	1,195	1,168	1,166	177

JNL/MCM Small Cap Index Division748

Accumulation unit value:
Beginning of period	$9.36	$14.66	$15.28	$13.26	$12.44
End of period	$11.69	$9.36	$14.66	$15.28	$13.26
Accumulation units outstanding
at the end of period	672	766	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division748

Accumulation unit value:
Beginning of period	$3.74	$6.74	$6.00	$5.60	$5.37
End of period	$6.01	$3.74	$6.74	$6.00	$5.60
Accumulation units outstanding
at the end of period	836	-	-	-	-

JNL/MCM Value Line 30 Division748

Accumulation unit value:
Beginning of period	$9.08	$17.61	$15.03	$15.54	$11.36
End of period	$10.21	$9.08	$17.61	$15.03	$15.54
Accumulation units outstanding
at the end of period	1,626	395	-	-	-

JNL/MCM VIP Division748

Accumulation unit value:
Beginning of period	$7.99	$14.23	$13.10	$11.91	$10.84
End of period	$9.71	$7.99	$14.23	$13.10	$11.91
Accumulation units outstanding
at the end of period	11,814	11,816	1,490	1,491	-

JNL/Oppenheimer Global Growth
Division748
Accumulation unit value:
Beginning of period	$8.60	$14.82	$14.22	$12.39	$10.69
End of period	$11.75	$8.60	$14.82	$14.22	$12.39
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$4.33	N/A	N/A	N/A	N/A
End of period	$7.40	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,338	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.15	N/A	N/A	N/A	N/A
End of period	$11.82	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,175	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$14.32	$14.54	$13.70	$13.50	$13.45
End of period	$16.21	$14.32	$14.54	$13.70	$13.50
Accumulation units outstanding
at the end of period	1,757	278	49,395	11,076	6,631
JNL/PPM America Core Equity Division748

Accumulation unit value:
Beginning of period	$12.09	$20.72	$22.79	$20.43	$18.97
End of period	$15.01	$12.09	$20.72	$22.79	$20.43
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America High Yield Bond
Division781
Accumulation unit value:
Beginning of period	$8.97	$13.21	$13.62	$12.57	$12.72
End of period	$12.87	$8.97	$13.21	$13.62	$12.57
Accumulation units outstanding
at the end of period	1,267	401	-	-	4,780

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$10.27	$19.85	$21.45	$19.35	$18.61
End of period	$14.57	$10.27	$19.85	$21.45	$19.35
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	$6.03	N/A	N/A	N/A	N/A
End of period	$8.14	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	370	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.41	$15.77	$14.73	$13.00	$11.98
End of period	$12.09	$9.41	$15.77	$14.73	$13.00
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Conservative Division748

Accumulation unit value:
Beginning of period	$9.77	$11.55	$11.08	$10.48	$10.26
End of period	$10.88	$9.77	$11.55	$11.08	$10.48
Accumulation units outstanding
at the end of period	12,502	13,076	20,275	-	-

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$9.92	$15.64	$14.68	$13.11	$12.22
End of period	$12.45	$9.92	$15.64	$14.68	$13.11
Accumulation units outstanding
at the end of period	3,443	-	975	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division748

Accumulation unit value:
Beginning of period	$9.54	$12.35	$11.69	$10.80	$10.39
End of period	$11.10	$9.54	$12.35	$11.69	$10.80
Accumulation units outstanding
at the end of period	687	1,423	-	-	-

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$10.56	$14.86	$13.95	$12.68	$11.98
End of period	$12.79	$10.56	$14.86	$13.95	$12.68
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Retirement 2015 Division1029

Accumulation unit value:
Beginning of period	$7.92	$11.56	$10.80	$10.04	N/A
End of period	$9.31	$7.92	$11.56	$10.80	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division1171

Accumulation unit value:
Beginning of period	$8.87	$11.05	$10.54	$10.27	N/A
End of period	$9.94	$8.87	$11.05	$10.54	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division748

Accumulation unit value:
Beginning of period	$20.60	$26.50	$25.14	$22.55	$21.59
End of period	$24.18	$20.60	$26.50	$25.14	$22.55
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$12.33	$12.31	$11.98	$11.69	$11.60
End of period	$12.11	$12.33	$12.31	$11.98	$11.69
Accumulation units outstanding
at the end of period	-	-	2,386	-	-

JNL/Select Value Division781

Accumulation unit value:
Beginning of period	$14.12	$21.61	$20.43	$17.23	$16.82
End of period	$17.17	$14.12	$21.61	$20.43	$17.23
Accumulation units outstanding
at the end of period	-	257	11,043	15,711	296

JNL/T.Rowe Price Established Growth
Division781
Accumulation unit value:
Beginning of period	$17.17	$30.64	$28.37	$25.45	$24.13
End of period	$24.17	$17.17	$30.64	$28.37	$25.45
Accumulation units outstanding
at the end of period	1,173	134	11,309	17,859	8,724

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$24.88	$42.75	$37.19	$35.51	$31.60
End of period	$35.83	$24.88	$42.75	$37.19	$35.51
Accumulation units outstanding
at the end of period	1,055	258	1,241	1,808	1,191

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1087
Accumulation unit value:
Beginning of period	$9.65	$10.46	$10.18	$10.00	N/A
End of period	$10.18	$9.65	$10.46	$10.18	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$9.11	$15.61	$15.78	$13.41	$13.09
End of period	$12.25	$9.11	$15.61	$15.78	$13.41
Accumulation units outstanding
at the end of period	6,062	-	-	-	9,851

Accumulation Unit Values
Contract with Endorsements - 1.955%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division2181

Accumulation unit value:
Beginning of period	$12.95	N/A	N/A	N/A	N/A
End of period	$13.05	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	57	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division2167

Accumulation unit value:
Beginning of period	$13.21	N/A	N/A	N/A	N/A
End of period	$13.38	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,365	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2143

Accumulation unit value:
Beginning of period	$13.72	N/A	N/A	N/A	N/A
End of period	$13.77	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,428	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division781

Accumulation unit value:
Beginning of period	$8.12	$12.87	$15.45	$11.55	$10.57
End of period	$10.55	$8.12	$12.87	$15.45	$11.55
Accumulation units outstanding
at the end of period	1,739	2,287	2,107	746	54

JNL/AIM International Growth Division748

Accumulation unit value:
Beginning of period	$10.40	$17.95	$16.68	$13.87	$12.48
End of period	$13.97	$10.40	$17.95	$16.68	$13.87
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	$9.99	N/A	N/A	N/A	N/A
End of period	$10.42	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	104	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	$16.30	$28.05	N/A	N/A	N/A
End of period	$22.10	$16.30	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	49	415	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	$6.43	N/A	N/A	N/A	N/A
End of period	$6.67	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	163	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	$19.90	N/A	N/A	N/A	N/A
End of period	$21.50	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	101	N/A	N/A	N/A	N/A

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.53	$13.64	$11.43	N/A	N/A
End of period	$9.59	$6.53	$13.64	N/A	N/A
Accumulation units outstanding
at the end of period	409	1,445	1,011	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.20	$9.90	$10.62	N/A	N/A
End of period	$7.91	$6.20	$9.90	N/A	N/A
Accumulation units outstanding
at the end of period	36,951	39,049	13,455	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	$7.00	N/A	N/A	N/A	N/A
End of period	$7.38	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	147	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$7.04	N/A	N/A	N/A	N/A
End of period	$7.44	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	146	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$17.80	$19.14	$18.24	$17.77	$17.75
End of period	$19.93	$17.80	$19.14	$18.24	$17.77
Accumulation units outstanding
at the end of period	2,398	2,618	3,225	668	116

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division1013
Accumulation unit value:
Beginning of period	$8.07	$12.86	$12.76	$11.50	N/A
End of period	$10.49	$8.07	$12.86	$12.76	N/A
Accumulation units outstanding
at the end of period	1,292	34	168	140	N/A

JNL/Ivy Asset Strategy Division2167

Accumulation unit value:
Beginning of period	$10.44	N/A	N/A	N/A	N/A
End of period	$10.36	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,142	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division1212
Accumulation unit value:
Beginning of period	$9.06	$16.65	$15.16	$14.87	N/A
End of period	$11.57	$9.06	$16.65	$15.16	N/A
Accumulation units outstanding
at the end of period	1,019	2,955	1,439	182	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division781
Accumulation unit value:
Beginning of period	$16.36	$15.66	$15.01	$14.83	$14.82
End of period	$16.64	$16.36	$15.66	$15.01	$14.83
Accumulation units outstanding
at the end of period	1,387	1,707	2,519	1,235	568

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$6.87	$13.82	N/A	N/A	N/A
End of period	$11.57	$6.87	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,378	1,097	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$8.00	N/A	N/A	N/A	N/A
End of period	$11.21	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,525	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$6.90	N/A	N/A	N/A	N/A
End of period	$7.48	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,566	N/A	N/A	N/A	N/A

JNL/MCM 25 Division781

Accumulation unit value:
Beginning of period	$7.39	$11.63	$12.21	$11.09	$11.86
End of period	$11.08	$7.39	$11.63	$12.21	$11.09
Accumulation units outstanding
at the end of period	2,453	2,834	4,367	4,871	2,963

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.78	$11.58	$11.10	$10.92	$10.92
End of period	$12.21	$11.78	$11.58	$11.10	$10.92
Accumulation units outstanding
at the end of period	2,111	3,552	7,411	5,208	2,468

JNL/MCM Communications Sector
Division1156
Accumulation unit value:
Beginning of period	$3.54	$5.99	$5.85	$5.34	N/A
End of period	$4.36	$3.54	$5.99	$5.85	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division781

Accumulation unit value:
Beginning of period	$5.76	$10.88	$10.98	$8.64	$9.22
End of period	$6.54	$5.76	$10.88	$10.98	$8.64
Accumulation units outstanding
at the end of period	3,545	3,533	6,071	6,198	4,752

JNL/MCM Dow Dividend Division1212

Accumulation unit value:
Beginning of period	$5.16	$10.39	$11.77	$11.62	N/A
End of period	$6.08	$5.16	$10.39	$11.77	N/A
Accumulation units outstanding
at the end of period	-	2,557	2,061	155	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.86	$9.61	$9.45	$8.25	$7.97
End of period	$5.46	$5.86	$9.61	$9.45	$8.25
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division781

Accumulation unit value:
Beginning of period	$5.60	$11.57	$14.28	$12.27	$11.14
End of period	$6.51	$5.60	$11.57	$14.28	$12.27
Accumulation units outstanding
at the end of period	488	1,530	1,100	271	50

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$9.36	$18.54	$17.02	$12.38	$11.28
End of period	$12.03	$9.36	$18.54	$17.02	$12.38
Accumulation units outstanding
at the end of period	2,135	2,911	3,728	4,476	2,757

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$9.16	$12.16	$11.53	$11.06	$10.60
End of period	$10.86	$9.16	$12.16	$11.53	$11.06
Accumulation units outstanding
at the end of period	775	1,707	936	213	37

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$6.79	$6.84	N/A	N/A	N/A
End of period	$8.33	$6.79	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	639	N/A	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$11.10	$19.83	$18.32	$14.87	$13.75
End of period	$14.07	$11.10	$19.83	$18.32	$14.87
Accumulation units outstanding
at the end of period	258	641	837	545	69

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.72	$13.70	$13.78	$11.82	$11.15
End of period	$9.40	$7.72	$13.70	$13.78	$11.82
Accumulation units outstanding
at the end of period	35,104	39,504	24,753	4,705	431

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$6.30	$10.25	N/A	N/A	N/A
End of period	$8.51	$6.30	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,924	16,125	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$21.73	$35.66	$26.88	$22.69	$19.71
End of period	$25.59	$21.73	$35.66	$26.88	$22.69
Accumulation units outstanding
at the end of period	441	180	783	150	27

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division781

Accumulation unit value:
Beginning of period	$6.81	$13.79	$13.39	$13.05	$10.70
End of period	$8.00	$6.81	$13.79	$13.39	$13.05
Accumulation units outstanding
at the end of period	2,650	2,653	4,838	5,460	3,722

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.64	$15.75	$14.95	$13.90	$12.99
End of period	$13.05	$9.64	$15.75	$14.95	$13.90
Accumulation units outstanding
at the end of period	288	710	1,168	579	73

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.51	$12.29	$11.95	$10.58	$10.45
End of period	$9.28	$7.51	$12.29	$11.95	$10.58
Accumulation units outstanding
at the end of period	1,857	2,401	2,613	2,298	330

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division781

Accumulation unit value:
Beginning of period	$10.61	$18.05	$20.55	$19.14	$18.37
End of period	$10.91	$10.61	$18.05	$20.55	$19.14
Accumulation units outstanding
at the end of period	1,832	1,763	2,168	2,191	1,408

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.36	$14.67	$15.28	$13.26	$12.79
End of period	$11.69	$9.36	$14.67	$15.28	$13.26
Accumulation units outstanding
at the end of period	1,125	736	944	653	77

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$9.07	$17.61	$15.03	$15.54	$13.55
End of period	$10.21	$9.07	$17.61	$15.03	$15.54
Accumulation units outstanding
at the end of period	1,329	2,687	3,562	2,436	211

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth
Division1212
Accumulation unit value:
Beginning of period	$8.60	$14.82	$14.21	$14.10	N/A
End of period	$11.76	$8.60	$14.82	$14.21	N/A
Accumulation units outstanding
at the end of period	92	31	154	128	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$6.92	N/A	N/A	N/A	N/A
End of period	$7.40	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	146	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.15	N/A	N/A	N/A	N/A
End of period	$11.81	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,028	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$14.31	$14.53	$13.69	$13.49	$13.44
End of period	$16.20	$14.31	$14.53	$13.69	$13.49
Accumulation units outstanding
at the end of period	5,193	14,094	10,199	4,968	2,616

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division781
Accumulation unit value:
Beginning of period	$8.96	$13.19	$13.61	$12.55	$12.71
End of period	$12.85	$8.96	$13.19	$13.61	$12.55
Accumulation units outstanding
at the end of period	1,375	2,914	2,885	460	82

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.65	$9.26	N/A	N/A	N/A
End of period	$9.25	$6.65	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,382	4,543	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.23	$10.45	$10.47	N/A	N/A
End of period	$7.66	$6.23	$10.45	N/A	N/A
Accumulation units outstanding
at the end of period	2,666	2,482	2,314	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$7.56	$10.50	$10.55	N/A	N/A
End of period	$8.80	$7.56	$10.50	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	671	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	$6.70	$10.47	$10.78	N/A	N/A
End of period	$8.07	$6.70	$10.47	N/A	N/A
Accumulation units outstanding
at the end of period	10,583	10,336	6,828	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.41	$15.76	$14.73	$12.99	$11.98
End of period	$12.09	$9.41	$15.76	$14.73	$12.99
Accumulation units outstanding
at the end of period	15,230	15,245	1,556	-	-

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$10.83	N/A	N/A	N/A	N/A
End of period	$10.88	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,338	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	$9.91	$15.63	$16.05	N/A	N/A
End of period	$12.45	$9.91	$15.63	N/A	N/A
Accumulation units outstanding
at the end of period	6,793	6,947	7,695	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$9.54	$12.35	$12.44	N/A	N/A
End of period	$11.10	$9.54	$12.35	N/A	N/A
Accumulation units outstanding
at the end of period	208	210	7,363	N/A	N/A

JNL/S&P Managed Moderate Growth
Division1143
Accumulation unit value:
Beginning of period	$10.56	$14.85	$13.94	$13.05	N/A
End of period	$12.78	$10.56	$14.85	$13.94	N/A
Accumulation units outstanding
at the end of period	1,144	2,801	3,065	1,707	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division748

Accumulation unit value:
Beginning of period	$20.59	$26.48	$25.12	$22.54	$21.58
End of period	$24.16	$20.59	$26.48	$25.12	$22.54
Accumulation units outstanding
at the end of period	182	-	-	-	-

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$12.32	$12.30	$12.16	N/A	N/A
End of period	$12.10	$12.32	$12.30	N/A	N/A
Accumulation units outstanding
at the end of period	-	4,056	3,370	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	$14.12	$20.93	N/A	N/A	N/A
End of period	$17.17	$14.12	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	755	782	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth
Division1212
Accumulation unit value:
Beginning of period	$17.16	$30.62	$28.36	$28.19	N/A
End of period	$24.15	$17.16	$30.62	$28.36	N/A
Accumulation units outstanding
at the end of period	-	641	39	32	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division748
Accumulation unit value:
Beginning of period	$24.88	$42.74	$37.19	$35.51	$30.79
End of period	$35.82	$24.88	$42.74	$37.19	$35.51
Accumulation units outstanding
at the end of period	648	498	58	24	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	$9.64	$10.46	$10.29	N/A	N/A
End of period	$10.18	$9.64	$10.46	N/A	N/A
Accumulation units outstanding
at the end of period	1,327	738	795	N/A	N/A

JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$9.12	$15.61	$15.78	$13.41	$12.65
End of period	$12.26	$9.12	$15.61	$15.78	$13.41
Accumulation units outstanding
at the end of period	-	43	208	173	-

Accumulation Unit Values
Contract with Endorsements - 1.96%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Commodity Securities
Division1248
Accumulation unit value:
Beginning of period	$6.53	$13.64	$10.45	N/A	N/A
End of period	$9.59	$6.53	$13.64	N/A	N/A
Accumulation units outstanding
at the end of period	-	17,209	17,343	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division1224

Accumulation unit value:
Beginning of period	$5.75	$10.87	$10.96	N/A	N/A
End of period	$6.54	$5.75	$10.87	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	31,674	N/A	N/A

JNL/MCM Dow Dividend Division1224

Accumulation unit value:
Beginning of period	$5.16	$10.38	$11.76	N/A	N/A
End of period	$6.08	$5.16	$10.38	N/A	N/A
Accumulation units outstanding
at the end of period	-	19,079	32,126	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$5.60	$11.32	N/A	N/A	N/A
End of period	$6.51	$5.60	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	9,151	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division1224

Accumulation unit value:
Beginning of period	$9.36	$18.53	$17.00	N/A	N/A
End of period	$12.02	$9.36	$18.53	N/A	N/A
Accumulation units outstanding
at the end of period	4,644	15,871	24,836	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division1224

Accumulation unit value:
Beginning of period	$7.22	$12.59	$10.73	N/A	N/A
End of period	$9.50	$7.22	$12.59	N/A	N/A
Accumulation units outstanding
at the end of period	-	14,112	19,527	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	$6.11	$11.51	N/A	N/A	N/A
End of period	$8.15	$6.11	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	26,856	N/A	N/A	N/A
JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	$21.73	$35.95	N/A	N/A	N/A
End of period	$25.58	$21.73	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,350	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	$6.81	$13.58	N/A	N/A	N/A
End of period	$7.99	$6.81	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	15,144	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	$7.75	N/A	N/A	N/A	N/A
End of period	$9.28	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	41,755	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division1224

Accumulation unit value:
Beginning of period	$10.60	$18.04	$20.22	N/A	N/A
End of period	$10.91	$10.60	$18.04	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	18,419	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$3.74	$6.60	N/A	N/A	N/A
End of period	$6.00	$3.74	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	20,177	13,503	N/A	N/A	N/A

JNL/MCM Value Line 30 Division1224

Accumulation unit value:
Beginning of period	$9.07	$17.61	$14.62	N/A	N/A
End of period	$10.20	$9.07	$17.61	N/A	N/A
Accumulation units outstanding
at the end of period	-	17,131	20,416	N/A	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$4.33	N/A	N/A	N/A	N/A
End of period	$7.40	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	16,104	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	$14.30	N/A	N/A	N/A	N/A
End of period	$16.19	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,690	N/A	N/A	N/A	N/A

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.98%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division781

Accumulation unit value:
Beginning of period	$8.11	$12.86	$15.44	$11.55	$11.57
End of period	$10.54	$8.11	$12.86	$15.44	$11.55
Accumulation units outstanding
at the end of period	2,896	2,833	2,462	2,295	197

JNL/AIM International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	$16.25	$26.92	N/A	N/A	N/A
End of period	$22.02	$16.25	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	534	124	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	$16.40	N/A	N/A	N/A	N/A
End of period	$21.42	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,436	N/A	N/A	N/A	N/A

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.52	$12.75	N/A	N/A	N/A
End of period	$9.59	$6.52	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	922	657	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.47	N/A	N/A	N/A	N/A
End of period	$7.96	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	988	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$14.68	$20.73	N/A	N/A	N/A
End of period	$19.49	$14.68	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	389	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.20	$9.90	$10.21	N/A	N/A
End of period	$7.91	$6.20	$9.90	N/A	N/A
Accumulation units outstanding
at the end of period	26,473	7,408	7,498	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	$7.26	N/A	N/A	N/A	N/A
End of period	$7.37	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,366	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$17.74	$19.08	$18.19	$17.72	$17.69
End of period	$19.85	$17.74	$19.08	$18.19	$17.72
Accumulation units outstanding
at the end of period	12,029	10,718	11,519	6,655	429

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$8.05	$10.62	N/A	N/A	N/A
End of period	$10.47	$8.05	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,148	531	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division
Accumulation unit value:
Beginning of period	$9.04	$14.87	N/A	N/A	N/A
End of period	$11.53	$9.04	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,489	1,464	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division781
Accumulation unit value:
Beginning of period	$16.31	$15.61	$14.97	$14.79	$14.76
End of period	$16.58	$16.31	$15.61	$14.97	$14.79
Accumulation units outstanding
at the end of period	3,016	2,168	2,780	2,375	514

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$6.86	$13.11	N/A	N/A	N/A
End of period	$11.56	$6.86	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,819	723	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$8.00	N/A	N/A	N/A	N/A
End of period	$11.21	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,342	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.76	$11.56	$11.08	$10.91	$10.88
End of period	$12.19	$11.76	$11.56	$11.08	$10.91
Accumulation units outstanding
at the end of period	2,431	1,579	2,035	1,562	349

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1084

Accumulation unit value:
Beginning of period	$5.15	$10.38	$11.77	$10.34	N/A
End of period	$6.08	$5.15	$10.38	$11.77	N/A
Accumulation units outstanding
at the end of period	2,807	2,226	2,000	2,037	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division781

Accumulation unit value:
Beginning of period	$5.59	$11.55	$14.25	$12.25	$12.41
End of period	$6.50	$5.59	$11.55	$14.25	$12.25
Accumulation units outstanding
at the end of period	2,181	1,483	1,054	753	183

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	$9.34	$17.44	N/A	N/A	N/A
End of period	$12.00	$9.34	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	797	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$9.13	$12.13	$11.50	$11.04	$11.23
End of period	$10.83	$9.13	$12.13	$11.50	$11.04
Accumulation units outstanding
at the end of period	2,622	1,350	753	612	135

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$11.07	$19.79	$18.28	$14.85	$14.89
End of period	$14.03	$11.07	$19.79	$18.28	$14.85
Accumulation units outstanding
at the end of period	1,178	1,275	1,014	871	204

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.71	$13.69	$13.77	$11.82	$11.98
End of period	$9.39	$7.71	$13.69	$13.77	$11.82
Accumulation units outstanding
at the end of period	75,609	72,325	69,913	43,450	1,267

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	$6.11	$8.35	N/A	N/A	N/A
End of period	$8.15	$6.11	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	482	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$21.68	$35.58	$26.83	$22.66	$23.15
End of period	$25.52	$21.68	$35.58	$26.83	$22.66
Accumulation units outstanding
at the end of period	1,773	555	407	405	98

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.62	$15.73	$14.93	$13.88	$14.04
End of period	$13.02	$9.62	$15.73	$14.93	$13.88
Accumulation units outstanding
at the end of period	1,320	1,395	1,271	1,021	216

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.50	$12.27	$11.93	$10.57	$10.74
End of period	$9.26	$7.50	$12.27	$11.93	$10.57
Accumulation units outstanding
at the end of period	1,845	1,825	1,624	1,293	282

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.34	$14.64	$15.25	$13.24	$13.45
End of period	$11.66	$9.34	$14.64	$15.25	$13.24
Accumulation units outstanding
at the end of period	2,786	1,441	1,331	1,005	226

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$9.07	$17.59	$15.02	$15.53	$15.89
End of period	$10.19	$9.07	$17.59	$15.02	$15.53
Accumulation units outstanding
at the end of period	1,313	1,172	880	767	143

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.61	N/A	N/A	N/A	N/A
End of period	$11.80	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,379	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$14.27	$14.50	$13.66	$13.47	$13.45
End of period	$16.15	$14.27	$14.50	$13.66	$13.47
Accumulation units outstanding
at the end of period	30,861	14,314	15,719	9,221	564

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division781
Accumulation unit value:
Beginning of period	$8.94	$13.16	$13.58	$12.53	$12.52
End of period	$12.82	$8.94	$13.16	$13.58	$12.53
Accumulation units outstanding
at the end of period	3,868	2,916	2,891	2,463	303

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	$10.87	N/A	N/A	N/A	N/A
End of period	$14.50	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,291	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.65	$9.71	N/A	N/A	N/A
End of period	$9.24	$6.65	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,877	443	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	$6.66	N/A	N/A	N/A	N/A
End of period	$8.58	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,794	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division1207

Accumulation unit value:
Beginning of period	$9.76	$11.54	$11.08	$11.09	N/A
End of period	$10.86	$9.76	$11.54	$11.08	N/A
Accumulation units outstanding
at the end of period	6,444	519	557	556	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$9.53	$12.34	$12.54	N/A	N/A
End of period	$11.08	$9.53	$12.34	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	4,000	N/A	N/A

JNL/S&P Managed Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	$14.10	$20.49	N/A	N/A	N/A
End of period	$17.14	$14.10	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,250	233	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth
Division
Accumulation unit value:
Beginning of period	$17.10	$27.62	N/A	N/A	N/A
End of period	$24.06	$17.10	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	320	722	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division
Accumulation unit value:
Beginning of period	$24.79	$38.91	N/A	N/A	N/A
End of period	$35.69	$24.79	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,291	338	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	$9.79	N/A	N/A	N/A	N/A
End of period	$10.17	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,951	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.995%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division2094

Accumulation unit value:
Beginning of period	$11.68	N/A	N/A	N/A	N/A
End of period	$12.54	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	87,351	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division2121

Accumulation unit value:
Beginning of period	$12.73	N/A	N/A	N/A	N/A
End of period	$13.05	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	77,147	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division2133

Accumulation unit value:
Beginning of period	$12.70	N/A	N/A	N/A	N/A
End of period	$13.37	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	107,582	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2120

Accumulation unit value:
Beginning of period	$13.29	N/A	N/A	N/A	N/A
End of period	$13.77	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	52,210	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division781

Accumulation unit value:
Beginning of period	$8.10	$12.86	$15.44	$11.55	$10.74
End of period	$10.53	$8.10	$12.86	$15.44	$11.55
Accumulation units outstanding
at the end of period	86,442	49,413	28,338	18,503	7,720

JNL/AIM International Growth Division748

Accumulation unit value:
Beginning of period	$10.34	$17.86	$16.60	$13.81	$12.43
End of period	$13.89	$10.34	$17.86	$16.60	$13.81
Accumulation units outstanding
at the end of period	26,990	54,262	55,761	7,444	-

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.46	$13.84	$12.20	$11.54	$10.84
End of period	$10.30	$8.46	$13.84	$12.20	$11.54
Accumulation units outstanding
at the end of period	162,424	159,580	134,376	1,218	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division781

Accumulation unit value:
Beginning of period	$9.01	$15.24	$13.96	$12.44	$11.88
End of period	$11.90	$9.01	$15.24	$13.96	$12.44
Accumulation units outstanding
at the end of period	10,251	6,293	1,241	560	554

JNL/Capital Guardian Global Balanced
Division781
Accumulation unit value:
Beginning of period	$8.64	$12.30	$11.62	$10.70	$10.13
End of period	$10.38	$8.64	$12.30	$11.62	$10.70
Accumulation units outstanding
at the end of period	67,546	50,921	39,721	16,529	3,175

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	$16.21	$28.76	$24.32	$21.89	$19.81
End of period	$21.97	$16.21	$28.76	$24.32	$21.89
Accumulation units outstanding
at the end of period	20,161	13,694	3,395	-	-

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	$4.45	$9.87	N/A	N/A	N/A
End of period	$6.66	$4.45	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	85,816	17,995	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$16.17	$27.91	$25.95	$25.30	$24.16
End of period	$21.37	$16.17	$27.91	$25.95	$25.30
Accumulation units outstanding
at the end of period	41,594	18,024	1,116	-	-

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.52	$13.64	$10.20	N/A	N/A
End of period	$9.58	$6.52	$13.64	N/A	N/A
Accumulation units outstanding
at the end of period	192,839	97,216	44,160	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.50	$10.65	$10.09	N/A	N/A
End of period	$7.96	$6.50	$10.65	N/A	N/A
Accumulation units outstanding
at the end of period	54,381	32,250	4,597	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$10.76	$18.00	$18.26	$16.58	$16.14
End of period	$14.11	$10.76	$18.00	$18.26	$16.58
Accumulation units outstanding
at the end of period	13,031	8,490	1,138	-	-

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$14.64	$24.19	$22.02	$18.70	$17.86
End of period	$19.44	$14.64	$24.19	$22.02	$18.70
Accumulation units outstanding
at the end of period	30,357	47,872	24,100	2,639	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.20	$9.90	$10.00	N/A	N/A
End of period	$7.91	$6.20	$9.90	N/A	N/A
Accumulation units outstanding
at the end of period	595,933	627,066	569,803	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	$5.75	$9.87	$10.30	N/A	N/A
End of period	$7.37	$5.75	$9.87	N/A	N/A
Accumulation units outstanding
at the end of period	10,642	7,246	8,579	N/A	N/A

JNL/Franklin Templeton Income
Division1095
Accumulation unit value:
Beginning of period	$7.45	$10.81	$10.83	$9.85	N/A
End of period	$9.71	$7.45	$10.81	$10.83	N/A
Accumulation units outstanding
at the end of period	119,019	49,659	54,059	9,677	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$5.98	$9.83	$9.68	N/A	N/A
End of period	$7.43	$5.98	$9.83	N/A	N/A
Accumulation units outstanding
at the end of period	47,473	26,433	12,885	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division781
Accumulation unit value:
Beginning of period	$7.57	$11.56	$12.56	$10.88	$11.03
End of period	$9.92	$7.57	$11.56	$12.56	$10.88
Accumulation units outstanding
at the end of period	72,320	36,731	13,794	8,007	482

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$17.70	$19.05	$18.16	$17.70	$17.68
End of period	$19.81	$17.70	$19.05	$18.16	$17.70
Accumulation units outstanding
at the end of period	39,193	34,137	40,636	14,716	4,727

JNL/Goldman Sachs Emerging Markets
Debt Division1900
Accumulation unit value:
Beginning of period	$9.63	$9.91	N/A	N/A	N/A
End of period	$11.61	$9.63	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	64,998	1,730	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$8.05	$12.85	$12.75	$11.24	$10.48
End of period	$10.47	$8.05	$12.85	$12.75	$11.24
Accumulation units outstanding
at the end of period	30,348	9,937	7,317	2,155	-

JNL/Ivy Asset Strategy Division2132

Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A
End of period	$10.36	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	52,644	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$9.02	$16.58	$15.11	$11.68	$10.39
End of period	$11.51	$9.02	$16.58	$15.11	$11.68
Accumulation units outstanding
at the end of period	80,980	58,042	68,969	63,720	5,918

JNL/JPMorgan MidCap Growth Division748

Accumulation unit value:
Beginning of period	$13.07	$24.00	$22.68	$20.65	$19.50
End of period	$18.31	$13.07	$24.00	$22.68	$20.65
Accumulation units outstanding
at the end of period	8,876	2,701	780	224	-

JNL/JPMorgan U.S. Government &
Quality Bond Division781
Accumulation unit value:
Beginning of period	$16.27	$15.58	$14.94	$14.76	$14.77
End of period	$16.54	$16.27	$15.58	$14.94	$14.76
Accumulation units outstanding
at the end of period	36,893	32,136	12,831	7,166	1,036

JNL/Lazard Emerging Markets Division1071

Accumulation unit value:
Beginning of period	$6.86	$14.01	$10.85	$9.48	N/A
End of period	$11.55	$6.86	$14.01	$10.85	N/A
Accumulation units outstanding
at the end of period	229,728	105,651	67,086	900	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$11.33	$18.93	$19.83	$17.66	$16.71
End of period	$15.51	$11.33	$18.93	$19.83	$17.66
Accumulation units outstanding
at the end of period	25,200	45,316	33,904	3,258	77

JNL/Lazard Small Cap Equity Division781

Accumulation unit value:
Beginning of period	$9.08	$15.08	$16.50	$14.42	$14.27
End of period	$8.56	$9.08	$15.08	$16.50	$14.42
Accumulation units outstanding
at the end of period	-	6,377	4,787	3,371	332

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$8.21	N/A	N/A	N/A	N/A
End of period	$12.08	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,599	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$6.73	N/A	N/A	N/A	N/A
End of period	$11.20	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,131	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1344
Accumulation unit value:
Beginning of period	$6.12	$9.79	$10.19	N/A	N/A
End of period	$7.47	$6.12	$9.79	N/A	N/A
Accumulation units outstanding
at the end of period	183,641	221,129	31,659	N/A	N/A

JNL/MCM 25 Division781

Accumulation unit value:
Beginning of period	$7.36	$11.59	$12.17	$11.06	$11.83
End of period	$11.03	$7.36	$11.59	$12.17	$11.06
Accumulation units outstanding
at the end of period	91,674	99,405	118,040	63,498	25,460
JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.75	$11.56	$11.08	$10.90	$10.91
End of period	$12.18	$11.75	$11.56	$11.08	$10.90
Accumulation units outstanding
at the end of period	164,088	109,042	91,230	60,827	12,729

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.53	$5.97	$5.84	$4.37	$4.34
End of period	$4.35	$3.53	$5.97	$5.84	$4.37
Accumulation units outstanding
at the end of period	12,853	10,833	13,357	11,998	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division748
Accumulation unit value:
Beginning of period	$6.84	$10.15	$11.24	$10.11	$10.44
End of period	$8.92	$6.84	$10.15	$11.24	$10.11
Accumulation units outstanding
at the end of period	7,933	3,832	752	-	-

JNL/MCM Dow 10 Division781

Accumulation unit value:
Beginning of period	$5.73	$10.84	$10.95	$8.62	$9.20
End of period	$6.51	$5.73	$10.84	$10.95	$8.62
Accumulation units outstanding
at the end of period	104,794	117,489	155,505	68,545	29,789

JNL/MCM Dow Dividend Division1027

Accumulation unit value:
Beginning of period	$5.15	$10.38	$11.77	$9.95	N/A
End of period	$6.07	$5.15	$10.38	$11.77	N/A
Accumulation units outstanding
at the end of period	84,894	69,024	101,181	34,015	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division781
Accumulation unit value:
Beginning of period	$5.84	$9.58	$9.42	$8.22	$8.19
End of period	$5.44	$5.84	$9.58	$9.42	$8.22
Accumulation units outstanding
at the end of period	-	8,724	13,771	8,827	1,924

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$10.27	N/A	N/A	N/A	N/A
End of period	$11.87	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,225	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division748

Accumulation unit value:
Beginning of period	$5.58	$11.54	$14.24	$12.24	$11.55
End of period	$6.49	$5.58	$11.54	$14.24	$12.24
Accumulation units outstanding
at the end of period	85,604	44,450	8,376	2,878	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$9.33	$18.48	$16.97	$12.35	$11.25
End of period	$11.98	$9.33	$18.48	$16.97	$12.35
Accumulation units outstanding
at the end of period	113,900	119,578	154,711	74,402	31,559

JNL/MCM Global Alpha Division2132

Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A
End of period	$9.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	719	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$9.12	$12.12	$11.49	$11.03	$10.55
End of period	$10.82	$9.12	$12.12	$11.49	$11.03
Accumulation units outstanding
at the end of period	28,606	23,908	20,246	5,876	366

JNL/MCM Index 5 Division1348

Accumulation unit value:
Beginning of period	$6.78	$9.87	$10.22	N/A	N/A
End of period	$8.32	$6.78	$9.87	N/A	N/A
Accumulation units outstanding
at the end of period	46,296	23,691	12,609	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$11.07	$19.78	$18.28	$14.85	$13.73
End of period	$14.03	$11.07	$19.78	$18.28	$14.85
Accumulation units outstanding
at the end of period	134,230	106,718	86,275	55,996	15,683

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.71	$13.68	$13.76	$11.82	$11.28
End of period	$9.38	$7.71	$13.68	$13.76	$11.82
Accumulation units outstanding
at the end of period	1,047,766	949,389	935,589	582,231	128,452

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1085

Accumulation unit value:
Beginning of period	$6.29	$11.90	$10.69	$9.34	N/A
End of period	$8.49	$6.29	$11.90	$10.69	N/A
Accumulation units outstanding
at the end of period	109,082	96,012	145,718	13,253	N/A

JNL/MCM Nasdaq 25 Division781

Accumulation unit value:
Beginning of period	$7.21	$12.58	$10.78	$10.50	$10.18
End of period	$9.48	$7.21	$12.58	$10.78	$10.50
Accumulation units outstanding
at the end of period	21,465	9,113	15,023	6,859	710

JNL/MCM NYSE International 25
Division1320
Accumulation unit value:
Beginning of period	$6.11	$11.52	$10.35	N/A	N/A
End of period	$8.15	$6.11	$11.52	N/A	N/A
Accumulation units outstanding
at the end of period	47,781	41,147	16,098	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$21.65	$35.55	$26.81	$22.64	$20.66
End of period	$25.49	$21.65	$35.55	$26.81	$22.64
Accumulation units outstanding
at the end of period	33,750	38,018	26,826	13,138	6,428

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$7.44	N/A	N/A	N/A	N/A
End of period	$11.63	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,818	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division781

Accumulation unit value:
Beginning of period	$6.79	$13.74	$13.35	$13.01	$10.68
End of period	$7.97	$6.79	$13.74	$13.35	$13.01
Accumulation units outstanding
at the end of period	88,100	104,566	138,790	50,772	26,054

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division1093

Accumulation unit value:
Beginning of period	$7.07	$10.72	$10.16	$9.54	N/A
End of period	$8.23	$7.07	$10.72	$10.16	N/A
Accumulation units outstanding
at the end of period	2,933	5,611	991	2,816	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.61	$15.71	$14.92	$13.87	$12.97
End of period	$13.01	$9.61	$15.71	$14.92	$13.87
Accumulation units outstanding
at the end of period	105,257	96,756	85,605	52,225	14,036

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.49	$12.26	$11.92	$10.57	$10.44
End of period	$9.25	$7.49	$12.26	$11.92	$10.57
Accumulation units outstanding
at the end of period	181,058	143,084	103,599	65,821	16,863

JNL/MCM S&P SMid 60 Division1320

Accumulation unit value:
Beginning of period	$6.03	$8.81	$10.32	N/A	N/A
End of period	$9.55	$6.03	$8.81	N/A	N/A
Accumulation units outstanding
at the end of period	107,975	23,543	9,959	N/A	N/A

JNL/MCM Select Small-Cap Division781

Accumulation unit value:
Beginning of period	$10.57	$17.98	$20.49	$19.09	$18.33
End of period	$10.87	$10.57	$17.98	$20.49	$19.09
Accumulation units outstanding
at the end of period	79,291	62,334	70,003	38,520	19,600

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.33	$14.62	$15.24	$13.23	$12.77
End of period	$11.65	$9.33	$14.62	$15.24	$13.23
Accumulation units outstanding
at the end of period	100,016	84,774	73,654	45,592	10,545

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division748

Accumulation unit value:
Beginning of period	$3.73	$6.72	$5.98	$5.58	$5.35
End of period	$5.98	$3.73	$6.72	$5.98	$5.58
Accumulation units outstanding
at the end of period	175,910	40,674	10,056	4,026	-

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$9.06	$17.59	$15.02	$15.53	$12.64
End of period	$10.18	$9.06	$17.59	$15.02	$15.53
Accumulation units outstanding
at the end of period	120,989	132,058	141,843	95,132	20,584

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$7.97	$14.21	$13.09	$11.91	$11.37
End of period	$9.68	$7.97	$14.21	$13.09	$11.91
Accumulation units outstanding
at the end of period	27,212	46,876	68,138	107,266	1,582

JNL/Oppenheimer Global Growth
Division781
Accumulation unit value:
Beginning of period	$8.57	$14.78	$14.18	$12.37	$11.03
End of period	$11.71	$8.57	$14.78	$14.18	$12.37
Accumulation units outstanding
at the end of period	35,984	29,060	20,502	15,098	819

JNL/PAM Asia ex-Japan Division1818

Accumulation unit value:
Beginning of period	$4.79	$8.76	N/A	N/A	N/A
End of period	$7.96	$4.79	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	131,752	1,802	N/A	N/A	N/A

JNL/PAM China-India Division1790

Accumulation unit value:
Beginning of period	$4.14	$8.22	N/A	N/A	N/A
End of period	$7.40	$4.14	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	83,421	7,912	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.27	$10.88	$10.20	N/A	N/A
End of period	$11.80	$10.27	$10.88	N/A	N/A
Accumulation units outstanding
at the end of period	168,792	174,312	17,279	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$14.25	$14.48	$13.64	$13.45	$13.41
End of period	$16.12	$14.25	$14.48	$13.64	$13.45
Accumulation units outstanding
at the end of period	248,410	137,586	67,532	43,173	8,334

JNL/PPM America Core Equity Division748

Accumulation unit value:
Beginning of period	$12.02	$20.61	$22.67	$20.33	$18.89
End of period	$14.91	$12.02	$20.61	$22.67	$20.33
Accumulation units outstanding
at the end of period	-	64	-	-	-

JNL/PPM America High Yield Bond
Division781
Accumulation unit value:
Beginning of period	$8.93	$13.15	$13.57	$12.52	$12.68
End of period	$12.80	$8.93	$13.15	$13.57	$12.52
Accumulation units outstanding
at the end of period	105,843	34,937	37,921	16,509	874

JNL/PPM America Mid Cap Value
Division1818
Accumulation unit value:
Beginning of period	$5.62	$10.39	N/A	N/A	N/A
End of period	$8.11	$5.62	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,311	5,135	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division1851
Accumulation unit value:
Beginning of period	$6.22	$9.24	N/A	N/A	N/A
End of period	$8.17	$6.22	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,584	22,714	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division781

Accumulation unit value:
Beginning of period	$10.21	$19.73	$21.33	$19.25	$19.09
End of period	$14.47	$10.21	$19.73	$21.33	$19.25
Accumulation units outstanding
at the end of period	8,303	1,827	1,719	1,625	1,625

JNL/Red Rocks Listed Private Equity
Division1900
Accumulation unit value:
Beginning of period	$5.92	$8.74	N/A	N/A	N/A
End of period	$8.14	$5.92	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	68,856	7,653	N/A	N/A	N/A

JNL/S&P 4 Division1469

Accumulation unit value:
Beginning of period	$6.65	$9.91	$9.97	N/A	N/A
End of period	$9.24	$6.65	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	294,205	110,291	12,562	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$6.86	$9.78	N/A	N/A	N/A
End of period	$9.70	$6.86	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	71,320	10,936	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.23	$10.45	$10.67	N/A	N/A
End of period	$7.65	$6.23	$10.45	N/A	N/A
Accumulation units outstanding
at the end of period	20,639	13,380	6,286	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$7.55	$10.50	$10.52	N/A	N/A
End of period	$8.79	$7.55	$10.50	N/A	N/A
Accumulation units outstanding
at the end of period	45,236	31,769	17,895	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	$6.69	$10.47	$10.67	N/A	N/A
End of period	$8.06	$6.69	$10.47	N/A	N/A
Accumulation units outstanding
at the end of period	53,769	38,489	17,191	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	$7.09	$8.58	N/A	N/A	N/A
End of period	$8.58	$7.09	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	20,280	14,060	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$6.23	$9.81	N/A	N/A	N/A
End of period	$9.59	$6.23	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	74,163	14,743	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.37	$15.70	$14.67	$12.95	$11.94
End of period	$12.03	$9.37	$15.70	$14.67	$12.95
Accumulation units outstanding
at the end of period	70,089	53,639	24,089	894	-

JNL/S&P Managed Conservative Division748

Accumulation unit value:
Beginning of period	$9.75	$11.54	$11.07	$10.47	$10.26
End of period	$10.85	$9.75	$11.54	$11.07	$10.47
Accumulation units outstanding
at the end of period	116,880	80,982	25,512	12,385	-

JNL/S&P Managed Growth Division781

Accumulation unit value:
Beginning of period	$9.87	$15.57	$14.62	$13.06	$12.42
End of period	$12.39	$9.87	$15.57	$14.62	$13.06
Accumulation units outstanding
at the end of period	203,816	191,960	102,671	56,624	21,065

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division781

Accumulation unit value:
Beginning of period	$9.53	$12.34	$11.69	$10.80	$10.52
End of period	$11.08	$9.53	$12.34	$11.69	$10.80
Accumulation units outstanding
at the end of period	180,110	74,118	22,053	6,313	126

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$10.51	$14.79	$13.89	$12.63	$11.94
End of period	$12.72	$10.51	$14.79	$13.89	$12.63
Accumulation units outstanding
at the end of period	369,220	110,798	68,011	12,729	-

JNL/S&P Retirement 2015 Division1103

Accumulation unit value:
Beginning of period	$7.91	$11.55	$10.79	$9.94	N/A
End of period	$9.29	$7.91	$11.55	$10.79	N/A
Accumulation units outstanding
at the end of period	-	13,688	13,688	13,688	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	$7.66	$11.72	$11.82	N/A	N/A
End of period	$9.10	$7.66	$11.72	N/A	N/A
Accumulation units outstanding
at the end of period	-	9,832	9,619	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	$7.48	$10.88	N/A	N/A	N/A
End of period	$8.98	$7.48	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	832	N/A	N/A	N/A

JNL/S&P Retirement Income Division1085

Accumulation unit value:
Beginning of period	$8.86	$11.04	$10.54	$9.90	N/A
End of period	$9.92	$8.86	$11.04	$10.54	N/A
Accumulation units outstanding
at the end of period	-	12,811	4,011	342	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.34	$9.86	N/A	N/A	N/A
End of period	$8.88	$6.34	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	21,085	22,617	N/A	N/A	N/A

JNL/Select Balanced Division781

Accumulation unit value:
Beginning of period	$20.48	$26.35	$25.01	$22.45	$22.12
End of period	$24.02	$20.48	$26.35	$25.01	$22.45
Accumulation units outstanding
at the end of period	52,635	39,745	19,960	2,763	560

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$12.26	$12.24	$11.92	$11.63	$11.55
End of period	$12.03	$12.26	$12.24	$11.92	$11.63
Accumulation units outstanding
at the end of period	207,000	351,794	87,389	38,460	-

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$14.08	$21.56	$20.39	$17.20	$16.06
End of period	$17.12	$14.08	$21.56	$20.39	$17.20
Accumulation units outstanding
at the end of period	54,543	30,500	16,471	3,438	-

JNL/T.Rowe Price Established Growth
Division781
Accumulation unit value:
Beginning of period	$17.07	$30.46	$28.23	$25.33	$24.03
End of period	$24.01	$17.07	$30.46	$28.23	$25.33
Accumulation units outstanding
at the end of period	43,971	26,410	12,708	4,629	106

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$24.74	$42.52	$37.01	$35.35	$31.47
End of period	$35.61	$24.74	$42.52	$37.01	$35.35
Accumulation units outstanding
at the end of period	60,040	49,871	25,536	13,423	1,233

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1087
Accumulation unit value:
Beginning of period	$9.63	$10.45	$10.17	$10.00	N/A
End of period	$10.17	$9.63	$10.45	$10.17	N/A
Accumulation units outstanding
at the end of period	130,517	25,976	12,468	9,481	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$9.08	$15.56	$15.74	$13.38	$13.06
End of period	$12.20	$9.08	$15.56	$15.74	$13.38
Accumulation units outstanding
at the end of period	117,311	117,784	89,636	9,400	4,509

Accumulation Unit Values
Contract with Endorsements - 2.00%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division2078

Accumulation unit value:
Beginning of period	$11.15	N/A	N/A	N/A	N/A
End of period	$12.54	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,238	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division2023

Accumulation unit value:
Beginning of period	$10.46	N/A	N/A	N/A	N/A
End of period	$13.05	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	24,875	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division2072

Accumulation unit value:
Beginning of period	$11.01	N/A	N/A	N/A	N/A
End of period	$13.37	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,794	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2050

Accumulation unit value:
Beginning of period	$11.74	N/A	N/A	N/A	N/A
End of period	$13.77	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	34,474	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division781

Accumulation unit value:
Beginning of period	$8.10	$12.86	$15.44	$11.55	$10.22
End of period	$10.53	$8.10	$12.86	$15.44	$11.55
Accumulation units outstanding
at the end of period	65,404	46,249	37,210	36,998	12,502

JNL/AIM International Growth Division781

Accumulation unit value:
Beginning of period	$10.33	$17.85	$16.59	$13.81	$13.06
End of period	$13.88	$10.33	$17.85	$16.59	$13.81
Accumulation units outstanding
at the end of period	28,542	172,050	199,855	23,739	15,922

JNL/AIM Large Cap Growth Division781

Accumulation unit value:
Beginning of period	$8.45	$13.84	$12.20	$11.53	$10.99
End of period	$10.30	$8.45	$13.84	$12.20	$11.53
Accumulation units outstanding
at the end of period	372,287	515,785	497,765	41,493	14,639

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division781

Accumulation unit value:
Beginning of period	$9.00	$15.24	$13.96	$12.44	$11.88
End of period	$11.90	$9.00	$15.24	$13.96	$12.44
Accumulation units outstanding
at the end of period	12,551	10,623	13,578	8,603	7,280

JNL/Capital Guardian Global Balanced
Division781
Accumulation unit value:
Beginning of period	$8.64	$12.29	$11.62	$10.70	$10.12
End of period	$10.37	$8.64	$12.29	$11.62	$10.70
Accumulation units outstanding
at the end of period	43,256	110,266	65,988	57,297	24,642

JNL/Capital Guardian Global Diversified
Research Division748
Accumulation unit value:
Beginning of period	$16.20	$28.74	$24.31	$21.88	$21.24
End of period	$21.95	$16.20	$28.74	$24.31	$21.88
Accumulation units outstanding
at the end of period	28,133	29,822	18,356	6,038	-

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	$4.45	$9.49	N/A	N/A	N/A
End of period	$6.66	$4.45	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,000	13,139	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division781
Accumulation unit value:
Beginning of period	$16.16	$27.89	$25.93	$25.29	$23.69
End of period	$21.36	$16.16	$27.89	$25.93	$25.29
Accumulation units outstanding
at the end of period	35,955	34,957	22,901	22,533	17,234

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.52	$13.64	$11.33	N/A	N/A
End of period	$9.58	$6.52	$13.64	N/A	N/A
Accumulation units outstanding
at the end of period	130,058	71,975	45,292	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.50	$10.64	$9.85	N/A	N/A
End of period	$7.96	$6.50	$10.64	N/A	N/A
Accumulation units outstanding
at the end of period	19,634	58,885	14,051	N/A	N/A

JNL/Eagle Core Equity Division781

Accumulation unit value:
Beginning of period	$10.75	$17.99	$18.25	$16.57	$16.31
End of period	$14.10	$10.75	$17.99	$18.25	$16.57
Accumulation units outstanding
at the end of period	4,053	2,948	3,007	3,062	2,293

JNL/Eagle SmallCap Equity Division781

Accumulation unit value:
Beginning of period	$14.64	$24.20	$22.03	$18.71	$18.64
End of period	$19.44	$14.64	$24.20	$22.03	$18.71
Accumulation units outstanding
at the end of period	22,127	108,299	72,239	13,492	6,927

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.20	$9.90	$10.00	N/A	N/A
End of period	$7.90	$6.20	$9.90	N/A	N/A
Accumulation units outstanding
at the end of period	132,989	138,050	226,686	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	$5.75	$9.87	$9.93	N/A	N/A
End of period	$7.37	$5.75	$9.87	N/A	N/A
Accumulation units outstanding
at the end of period	10,361	9,639	7,736	N/A	N/A

JNL/Franklin Templeton Income
Division1129
Accumulation unit value:
Beginning of period	$7.45	$10.81	$10.83	$10.18	N/A
End of period	$9.70	$7.45	$10.81	$10.83	N/A
Accumulation units outstanding
at the end of period	81,762	62,449	65,374	4,270	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$5.98	$9.83	$9.80	N/A	N/A
End of period	$7.43	$5.98	$9.83	N/A	N/A
Accumulation units outstanding
at the end of period	26,817	39,994	21,432	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division781
Accumulation unit value:
Beginning of period	$7.57	$11.55	$12.56	$10.88	$10.53
End of period	$9.92	$7.57	$11.55	$12.56	$10.88
Accumulation units outstanding
at the end of period	169,482	44,711	48,086	41,922	15,014

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$17.69	$19.03	$18.15	$17.69	$17.67
End of period	$19.80	$17.69	$19.03	$18.15	$17.69
Accumulation units outstanding
at the end of period	157,060	189,461	245,395	176,268	84,153

JNL/Goldman Sachs Emerging Markets
Debt Division1911
Accumulation unit value:
Beginning of period	$9.63	$9.13	N/A	N/A	N/A
End of period	$11.61	$9.63	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	54,390	805	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division781
Accumulation unit value:
Beginning of period	$8.05	$12.85	$12.75	$11.24	$10.15
End of period	$10.46	$8.05	$12.85	$12.75	$11.24
Accumulation units outstanding
at the end of period	37,416	30,591	39,030	31,918	13,819

JNL/Ivy Asset Strategy Division2129

Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A
End of period	$10.36	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	47,426	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$9.02	$16.58	$15.10	$11.68	$10.39
End of period	$11.51	$9.02	$16.58	$15.10	$11.68
Accumulation units outstanding
at the end of period	227,707	146,983	222,319	376,817	242,583

JNL/JPMorgan MidCap Growth Division781

Accumulation unit value:
Beginning of period	$13.06	$23.98	$22.67	$20.63	$19.61
End of period	$18.30	$13.06	$23.98	$22.67	$20.63
Accumulation units outstanding
at the end of period	22,449	19,501	18,564	12,442	1,719

JNL/JPMorgan U.S. Government &
Quality Bond Division781
Accumulation unit value:
Beginning of period	$16.26	$15.57	$14.94	$14.76	$14.76
End of period	$16.53	$16.26	$15.57	$14.94	$14.76
Accumulation units outstanding
at the end of period	60,855	142,804	65,716	61,101	25,591

JNL/Lazard Emerging Markets Division1082

Accumulation unit value:
Beginning of period	$6.86	$14.01	$10.85	$8.84	N/A
End of period	$11.55	$6.86	$14.01	$10.85	N/A
Accumulation units outstanding
at the end of period	281,351	182,440	185,843	8,250	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$11.32	$18.92	$19.82	$17.65	$16.70
End of period	$15.50	$11.32	$18.92	$19.82	$17.65
Accumulation units outstanding
at the end of period	84,900	151,475	140,932	65,069	45,411

JNL/Lazard Small Cap Equity Division781

Accumulation unit value:
Beginning of period	$9.07	$15.07	$16.50	$14.41	$14.27
End of period	$8.55	$9.07	$15.07	$16.50	$14.41
Accumulation units outstanding
at the end of period	-	18,747	23,894	25,043	99,855

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$8.95	N/A	N/A	N/A	N/A
End of period	$12.08	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,109	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$6.12	$9.68	N/A	N/A	N/A
End of period	$7.47	$6.12	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	19,966	113,833	N/A	N/A	N/A

JNL/MCM 25 Division781

Accumulation unit value:
Beginning of period	$7.36	$11.59	$12.17	$11.06	$11.83
End of period	$11.03	$7.36	$11.59	$12.17	$11.06
Accumulation units outstanding
at the end of period	247,640	404,270	555,707	652,743	496,075

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.74	$11.55	$11.07	$10.90	$10.91
End of period	$12.17	$11.74	$11.55	$11.07	$10.90
Accumulation units outstanding
at the end of period	206,483	221,706	278,706	295,406	194,963

JNL/MCM Communications Sector
Division781
Accumulation unit value:
Beginning of period	$3.53	$5.96	$5.83	$4.37	$4.30
End of period	$4.34	$3.53	$5.96	$5.83	$4.37
Accumulation units outstanding
at the end of period	11,282	12,852	35,869	46,705	2,529

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division781
Accumulation unit value:
Beginning of period	$6.83	$10.15	$11.24	$10.11	$10.37
End of period	$8.92	$6.83	$10.15	$11.24	$10.11
Accumulation units outstanding
at the end of period	3,500	4,881	3,492	4,803	3,236

JNL/MCM Dow 10 Division781

Accumulation unit value:
Beginning of period	$5.73	$10.83	$10.94	$8.62	$9.20
End of period	$6.51	$5.73	$10.83	$10.94	$8.62
Accumulation units outstanding
at the end of period	451,089	563,625	655,780	813,239	623,837

JNL/MCM Dow Dividend Division992

Accumulation unit value:
Beginning of period	$5.15	$10.38	$11.76	$10.00	N/A
End of period	$6.07	$5.15	$10.38	$11.76	N/A
Accumulation units outstanding
at the end of period	57,025	50,619	75,230	64,072	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division781
Accumulation unit value:
Beginning of period	$5.84	$9.58	$9.42	$8.22	$8.19
End of period	$5.44	$5.84	$9.58	$9.42	$8.22
Accumulation units outstanding
at the end of period	-	22,330	30,367	29,499	21,905

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$10.14	N/A	N/A	N/A	N/A
End of period	$11.87	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,215	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division781

Accumulation unit value:
Beginning of period	$5.58	$11.53	$14.24	$12.24	$11.54
End of period	$6.49	$5.58	$11.53	$14.24	$12.24
Accumulation units outstanding
at the end of period	69,628	45,264	15,087	13,484	9,277

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$9.32	$18.47	$16.96	$12.35	$11.25
End of period	$11.97	$9.32	$18.47	$16.96	$12.35
Accumulation units outstanding
at the end of period	323,459	459,985	575,140	715,137	551,793

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$9.12	$12.11	$11.49	$11.03	$10.54
End of period	$10.81	$9.12	$12.11	$11.49	$11.03
Accumulation units outstanding
at the end of period	32,267	55,854	35,355	27,783	43,997

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$6.78	$9.73	N/A	N/A	N/A
End of period	$8.32	$6.78	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,180	1,900	N/A	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$11.06	$19.76	$18.27	$14.84	$13.72
End of period	$14.01	$11.06	$19.76	$18.27	$14.84
Accumulation units outstanding
at the end of period	182,666	213,011	209,172	218,310	167,610

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.71	$13.68	$13.76	$11.82	$11.28
End of period	$9.38	$7.71	$13.68	$13.76	$11.82
Accumulation units outstanding
at the end of period	1,115,478	1,285,157	1,779,461	2,310,639	1,913,875

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1069

Accumulation unit value:
Beginning of period	$6.29	$11.90	$10.69	$9.82	N/A
End of period	$8.49	$6.29	$11.90	$10.69	N/A
Accumulation units outstanding
at the end of period	116,506	144,462	181,801	20,673	N/A

JNL/MCM Nasdaq 25 Division781

Accumulation unit value:
Beginning of period	$7.21	$12.57	$10.77	$10.49	$10.18
End of period	$9.48	$7.21	$12.57	$10.77	$10.49
Accumulation units outstanding
at the end of period	77,247	91,586	111,617	106,242	45,331

JNL/MCM NYSE International 25
Division1310
Accumulation unit value:
Beginning of period	$6.11	$11.52	$10.20	N/A	N/A
End of period	$8.14	$6.11	$11.52	N/A	N/A
Accumulation units outstanding
at the end of period	32,613	11,707	17,396	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$21.64	$35.54	$26.80	$22.63	$20.65
End of period	$25.48	$21.64	$35.54	$26.80	$22.63
Accumulation units outstanding
at the end of period	51,316	30,873	37,347	32,791	38,179

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$9.97	N/A	N/A	N/A	N/A
End of period	$11.63	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,703	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division781

Accumulation unit value:
Beginning of period	$6.78	$13.74	$13.35	$13.01	$10.68
End of period	$7.96	$6.78	$13.74	$13.35	$13.01
Accumulation units outstanding
at the end of period	327,409	432,457	473,233	587,090	457,837

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division1135

Accumulation unit value:
Beginning of period	$7.07	$10.72	$10.16	$9.67	N/A
End of period	$8.23	$7.07	$10.72	$10.16	N/A
Accumulation units outstanding
at the end of period	6,329	674	377	3,801	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.61	$15.71	$14.92	$13.87	$12.97
End of period	$13.00	$9.61	$15.71	$14.92	$13.87
Accumulation units outstanding
at the end of period	161,818	237,759	221,026	229,918	159,831

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.49	$12.25	$11.92	$10.57	$10.44
End of period	$9.25	$7.49	$12.25	$11.92	$10.57
Accumulation units outstanding
at the end of period	348,454	417,138	434,438	442,231	347,527

JNL/MCM S&P SMid 60 Division1308

Accumulation unit value:
Beginning of period	$6.03	$8.81	$10.24	N/A	N/A
End of period	$9.54	$6.03	$8.81	N/A	N/A
Accumulation units outstanding
at the end of period	49,386	23,599	19,591	N/A	N/A

JNL/MCM Select Small-Cap Division781

Accumulation unit value:
Beginning of period	$10.56	$17.98	$20.48	$19.09	$18.33
End of period	$10.86	$10.56	$17.98	$20.48	$19.09
Accumulation units outstanding
at the end of period	241,674	274,057	351,933	417,554	294,181

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.33	$14.62	$15.24	$13.23	$12.77
End of period	$11.64	$9.33	$14.62	$15.24	$13.23
Accumulation units outstanding
at the end of period	216,727	237,007	233,169	229,893	161,293

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division781

Accumulation unit value:
Beginning of period	$3.72	$6.71	$5.98	$5.58	$5.31
End of period	$5.98	$3.72	$6.71	$5.98	$5.58
Accumulation units outstanding
at the end of period	88,804	31,229	49,666	40,402	16,447

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$9.06	$17.58	$15.01	$15.53	$12.64
End of period	$10.18	$9.06	$17.58	$15.01	$15.53
Accumulation units outstanding
at the end of period	287,664	357,153	466,468	579,885	390,972

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$7.97	$14.21	$13.09	$11.91	$11.37
End of period	$9.68	$7.97	$14.21	$13.09	$11.91
Accumulation units outstanding
at the end of period	132,603	136,255	155,740	762,559	657,611

JNL/Oppenheimer Global Growth
Division781
Accumulation unit value:
Beginning of period	$8.56	$14.77	$14.18	$12.37	$11.03
End of period	$11.70	$8.56	$14.77	$14.18	$12.37
Accumulation units outstanding
at the end of period	35,071	36,547	36,432	45,552	19,490

JNL/PAM Asia ex-Japan Division1783

Accumulation unit value:
Beginning of period	$4.79	$9.10	N/A	N/A	N/A
End of period	$7.96	$4.79	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	179,761	17,203	N/A	N/A	N/A

JNL/PAM China-India Division1783

Accumulation unit value:
Beginning of period	$4.14	$8.00	N/A	N/A	N/A
End of period	$7.40	$4.14	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	67,375	25,797	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.27	$10.88	$10.19	N/A	N/A
End of period	$11.80	$10.27	$10.88	N/A	N/A
Accumulation units outstanding
at the end of period	305,439	375,465	26,005	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$14.24	$14.47	$13.64	$13.45	$13.40
End of period	$16.11	$14.24	$14.47	$13.64	$13.45
Accumulation units outstanding
at the end of period	457,617	469,276	295,677	198,931	121,825

JNL/PPM America Core Equity Division781

Accumulation unit value:
Beginning of period	$12.01	$20.59	$22.65	$20.32	$19.32
End of period	$14.90	$12.01	$20.59	$22.65	$20.32
Accumulation units outstanding
at the end of period	-	2,752	1,959	707	499

JNL/PPM America High Yield Bond
Division781
Accumulation unit value:
Beginning of period	$8.92	$13.14	$13.56	$12.52	$12.67
End of period	$12.79	$8.92	$13.14	$13.56	$12.52
Accumulation units outstanding
at the end of period	96,879	63,810	106,571	82,181	36,088

JNL/PPM America Mid Cap Value
Division1785
Accumulation unit value:
Beginning of period	$5.62	$10.35	N/A	N/A	N/A
End of period	$8.11	$5.62	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,049	932	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	$6.43	N/A	N/A	N/A	N/A
End of period	$8.17	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,523	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division781

Accumulation unit value:
Beginning of period	$10.20	$19.72	$21.32	$19.24	$19.09
End of period	$14.46	$10.20	$19.72	$21.32	$19.24
Accumulation units outstanding
at the end of period	28,976	25,776	24,746	23,195	4,202

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	$5.07	N/A	N/A	N/A	N/A
End of period	$8.14	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	46,043	N/A	N/A	N/A	N/A

JNL/S&P 4 Division1454

Accumulation unit value:
Beginning of period	$6.65	$9.91	$10.30	N/A	N/A
End of period	$9.24	$6.65	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	186,554	125,870	7,212	N/A	N/A

JNL/S&P Competitive Advantage
Division1454
Accumulation unit value:
Beginning of period	$6.86	$9.91	$10.22	N/A	N/A
End of period	$9.69	$6.86	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	9,410	3,048	599	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$7.55	$10.47	N/A	N/A	N/A
End of period	$8.79	$7.55	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,206	5,123	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	$6.69	$10.47	$10.71	N/A	N/A
End of period	$8.06	$6.69	$10.47	N/A	N/A
Accumulation units outstanding
at the end of period	2,195	463	23,190	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	$7.09	$9.12	N/A	N/A	N/A
End of period	$8.58	$7.09	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	277	4,153	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division1454

Accumulation unit value:
Beginning of period	$6.23	$9.91	$10.28	N/A	N/A
End of period	$9.59	$6.23	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	8,022	1,174	1,192	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division781
Accumulation unit value:
Beginning of period	$9.36	$15.69	$14.67	$12.95	$12.20
End of period	$12.02	$9.36	$15.69	$14.67	$12.95
Accumulation units outstanding
at the end of period	11,614	7,205	19,660	10,923	8,496

JNL/S&P Managed Conservative Division781

Accumulation unit value:
Beginning of period	$9.75	$11.53	$11.07	$10.47	$10.33
End of period	$10.85	$9.75	$11.53	$11.07	$10.47
Accumulation units outstanding
at the end of period	46,155	73,562	256,249	86,421	30,345

JNL/S&P Managed Growth Division781

Accumulation unit value:
Beginning of period	$9.86	$15.57	$14.61	$13.06	$12.42
End of period	$12.38	$9.86	$15.57	$14.61	$13.06
Accumulation units outstanding
at the end of period	92,588	90,886	96,140	99,808	78,797

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division781

Accumulation unit value:
Beginning of period	$9.52	$12.33	$11.68	$10.80	$10.52
End of period	$11.07	$9.52	$12.33	$11.68	$10.80
Accumulation units outstanding
at the end of period	271,338	282,466	242,408	216,955	151,554

JNL/S&P Managed Moderate Growth
Division781
Accumulation unit value:
Beginning of period	$10.51	$14.79	$13.89	$12.63	$12.17
End of period	$12.72	$10.51	$14.79	$13.89	$12.63
Accumulation units outstanding
at the end of period	279,330	280,913	287,963	270,375	242,540

JNL/S&P Retirement 2015 Division1110

Accumulation unit value:
Beginning of period	$7.91	$11.55	$10.79	$9.84	N/A
End of period	$9.29	$7.91	$11.55	$10.79	N/A
Accumulation units outstanding
at the end of period	-	14,364	14,534	14,667	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division1004

Accumulation unit value:
Beginning of period	$8.86	$11.04	$10.54	$9.97	N/A
End of period	$9.92	$8.86	$11.04	$10.54	N/A
Accumulation units outstanding
at the end of period	-	13,899	23,427	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division1454

Accumulation unit value:
Beginning of period	$6.34	$10.06	$10.51	N/A	N/A
End of period	$8.88	$6.34	$10.06	N/A	N/A
Accumulation units outstanding
at the end of period	4,878	5,740	874	N/A	N/A

JNL/Select Balanced Division781

Accumulation unit value:
Beginning of period	$20.46	$26.33	$24.99	$22.43	$22.11
End of period	$24.01	$20.46	$26.33	$24.99	$22.43
Accumulation units outstanding
at the end of period	36,375	40,970	50,373	33,061	25,852

JNL/Select Money Market Division781

Accumulation unit value:
Beginning of period	$12.24	$12.22	$11.90	$11.62	$11.53
End of period	$12.01	$12.24	$12.22	$11.90	$11.62
Accumulation units outstanding
at the end of period	212,980	374,647	146,640	62,225	44,930

JNL/Select Value Division781

Accumulation unit value:
Beginning of period	$14.08	$21.55	$20.39	$17.20	$16.80
End of period	$17.11	$14.08	$21.55	$20.39	$17.20
Accumulation units outstanding
at the end of period	24,161	29,948	42,581	38,886	63,035

JNL/T.Rowe Price Established Growth
Division781
Accumulation unit value:
Beginning of period	$17.06	$30.45	$28.21	$25.31	$24.01
End of period	$23.99	$17.06	$30.45	$28.21	$25.31
Accumulation units outstanding
at the end of period	47,644	50,537	48,547	42,769	14,639

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$24.73	$42.50	$36.99	$35.34	$31.46
End of period	$35.59	$24.73	$42.50	$36.99	$35.34
Accumulation units outstanding
at the end of period	120,486	141,715	118,552	126,908	47,066

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1087
Accumulation unit value:
Beginning of period	$9.63	$10.45	$10.17	$10.00	N/A
End of period	$10.16	$9.63	$10.45	$10.17	N/A
Accumulation units outstanding
at the end of period	118,815	84,118	172,154	27,688	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$9.08	$15.55	$15.74	$13.37	$13.06
End of period	$12.20	$9.08	$15.55	$15.74	$13.37
Accumulation units outstanding
at the end of period	273,658	371,818	314,809	72,346	53,924

Accumulation Unit Values
Contract with Endorsements - 2.01%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$8.10	$12.85	$15.43	$11.55	$10.71
End of period	$10.52	$8.10	$12.85	$15.43	$11.55
Accumulation units outstanding
at the end of period	-	-	8,307	-	-

JNL/AIM International Growth Division748

Accumulation unit value:
Beginning of period	$10.32	$17.83	$16.57	$13.79	$12.41
End of period	$13.86	$10.32	$17.83	$16.57	$13.79
Accumulation units outstanding
at the end of period	7,346	7,346	-	-	-

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.45	$13.83	$12.19	$11.53	$10.84
End of period	$10.29	$8.45	$13.83	$12.19	$11.53
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$9.00	$15.23	$13.95	$12.43	$11.33
End of period	$11.89	$9.00	$15.23	$13.95	$12.43
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Balanced
Division748
Accumulation unit value:
Beginning of period	$8.63	$12.28	$11.61	$10.69	$9.80
End of period	$10.36	$8.63	$12.28	$11.61	$10.69
Accumulation units outstanding
at the end of period	9,992	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	$4.45	$6.44	N/A	N/A	N/A
End of period	$6.66	$4.45	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,500	12,500	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$16.14	$27.85	$25.90	$25.26	$24.13
End of period	$21.33	$16.14	$27.85	$25.90	$25.26
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.52	$13.64	$11.40	N/A	N/A
End of period	$9.58	$6.52	$13.64	N/A	N/A
Accumulation units outstanding
at the end of period	28,140	18,594	21,840	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.67	N/A	N/A	N/A	N/A
End of period	$7.96	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,015	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$10.74	$17.97	$18.23	$16.56	$16.12
End of period	$14.08	$10.74	$17.97	$18.23	$16.56
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$14.62	$24.18	$22.01	$18.70	$17.85
End of period	$19.42	$14.62	$24.18	$22.01	$18.70
Accumulation units outstanding
at the end of period	-	-	2,276	-	-
JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.20	$9.81	N/A	N/A	N/A
End of period	$7.90	$6.20	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,973	56,467	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	$5.74	$9.87	$9.80	N/A	N/A
End of period	$7.37	$5.74	$9.87	N/A	N/A
Accumulation units outstanding
at the end of period	-	13,621	13,876	N/A	N/A

JNL/Franklin Templeton Income
Division1112
Accumulation unit value:
Beginning of period	$7.45	$10.81	$10.83	$9.96	N/A
End of period	$9.70	$7.45	$10.81	$10.83	N/A
Accumulation units outstanding
at the end of period	10,448	10,550	12,732	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$5.98	$9.83	$10.34	N/A	N/A
End of period	$7.43	$5.98	$9.83	N/A	N/A
Accumulation units outstanding
at the end of period	12,958	13,084	14,018	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	$7.56	$11.54	$12.55	$10.88	$10.98
End of period	$9.90	$7.56	$11.54	$12.55	$10.88
Accumulation units outstanding
at the end of period	-	-	4,620	-	-

JNL/Goldman Sachs Core Plus Bond
Division748
Accumulation unit value:
Beginning of period	$17.67	$19.01	$18.13	$17.67	$17.55
End of period	$19.77	$17.67	$19.01	$18.13	$17.67
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$8.04	$12.84	$12.75	$11.24	$11.13
End of period	$10.46	$8.04	$12.84	$12.75	$11.24
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Ivy Asset Strategy Division2134

Accumulation unit value:
Beginning of period	$10.02	N/A	N/A	N/A	N/A
End of period	$10.36	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	53,421	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division748
Accumulation unit value:
Beginning of period	$9.01	$16.56	$15.09	$11.67	$9.84
End of period	$11.49	$9.01	$16.56	$15.09	$11.67
Accumulation units outstanding
at the end of period	6,436	12,996	12,516	-	-

JNL/JPMorgan MidCap Growth Division748

Accumulation unit value:
Beginning of period	$13.04	$23.95	$22.64	$20.61	$19.47
End of period	$18.27	$13.04	$23.95	$22.64	$20.61
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$16.24	$15.55	$14.92	$14.74	$14.77
End of period	$16.50	$16.24	$15.55	$14.92	$14.74
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Lazard Emerging Markets Division1068

Accumulation unit value:
Beginning of period	$6.86	$14.01	$10.84	$9.98	N/A
End of period	$11.54	$6.86	$14.01	$10.84	N/A
Accumulation units outstanding
at the end of period	22,241	23,524	9,823	-	N/A

JNL/Lazard Mid Cap Equity Division748

Accumulation unit value:
Beginning of period	$11.31	$18.90	$19.81	$17.64	$16.17
End of period	$15.48	$11.31	$18.90	$19.81	$17.64
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Lazard Small Cap Equity Division748

Accumulation unit value:
Beginning of period	$9.06	$15.05	$16.48	$14.40	$13.45
End of period	$8.54	$9.06	$15.05	$16.48	$14.40
Accumulation units outstanding
at the end of period	-	8,728	11,083	16,963	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division781

Accumulation unit value:
Beginning of period	$7.35	$11.58	$12.16	$11.05	$11.82
End of period	$11.02	$7.35	$11.58	$12.16	$11.05
Accumulation units outstanding
at the end of period	19,750	19,750	21,935	21,935	11,095

JNL/MCM Bond Index Division748

Accumulation unit value:
Beginning of period	$11.73	$11.54	$11.07	$10.90	$10.93
End of period	$12.16	$11.73	$11.54	$11.07	$10.90
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.52	$5.96	$5.83	$4.37	$4.34
End of period	$4.34	$3.52	$5.96	$5.83	$4.37
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division748
Accumulation unit value:
Beginning of period	$6.83	$10.14	$11.23	$10.10	$10.43
End of period	$8.91	$6.83	$10.14	$11.23	$10.10
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Dow 10 Division748

Accumulation unit value:
Beginning of period	$5.73	$10.83	$10.93	$8.61	$9.05
End of period	$6.50	$5.73	$10.83	$10.93	$8.61
Accumulation units outstanding
at the end of period	-	-	-	47,100	-

JNL/MCM Dow Dividend Division1013

Accumulation unit value:
Beginning of period	$5.15	$10.37	$11.76	$9.97	N/A
End of period	$6.07	$5.15	$10.37	$11.76	N/A
Accumulation units outstanding
at the end of period	-	78,202	29,690	99,105	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.83	$9.57	$9.41	$8.22	$7.94
End of period	$5.43	$5.83	$9.57	$9.41	$8.22
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM European 30 Division1929

Accumulation unit value:
Beginning of period	$8.59	$7.23	N/A	N/A	N/A
End of period	$11.87	$8.59	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,707	5,707	N/A	N/A	N/A

JNL/MCM Financial Sector Division748

Accumulation unit value:
Beginning of period	$5.57	$11.51	$14.22	$12.22	$11.53
End of period	$6.47	$5.57	$11.51	$14.22	$12.22
Accumulation units outstanding
at the end of period	18,785	9,110	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division748

Accumulation unit value:
Beginning of period	$9.31	$18.46	$16.95	$12.34	$10.96
End of period	$11.96	$9.31	$18.46	$16.95	$12.34
Accumulation units outstanding
at the end of period	-	-	-	80,632	-

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division748

Accumulation unit value:
Beginning of period	$9.11	$12.10	$11.48	$11.02	$10.34
End of period	$10.80	$9.11	$12.10	$11.48	$11.02
Accumulation units outstanding
at the end of period	5,144	-	-	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division748

Accumulation unit value:
Beginning of period	$11.05	$19.75	$18.26	$14.83	$13.03
End of period	$14.00	$11.05	$19.75	$18.26	$14.83
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM JNL 5 Division748

Accumulation unit value:
Beginning of period	$7.70	$13.68	$13.76	$11.81	$10.68
End of period	$9.37	$7.70	$13.68	$13.76	$11.81
Accumulation units outstanding
at the end of period	83,862	355,185	363,259	374,300	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1112

Accumulation unit value:
Beginning of period	$6.29	$11.90	$10.69	$8.97	N/A
End of period	$8.49	$6.29	$11.90	$10.69	N/A
Accumulation units outstanding
at the end of period	13,594	55,387	107,165	34,242	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$7.21	$12.57	$10.77	$10.50	$9.87
End of period	$9.47	$7.21	$12.57	$10.77	$10.50
Accumulation units outstanding
at the end of period	-	-	32,595	-	-

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division748

Accumulation unit value:
Beginning of period	$21.62	$35.51	$26.78	$22.62	$17.05
End of period	$25.45	$21.62	$35.51	$26.78	$22.62
Accumulation units outstanding
at the end of period	9,215	9,724	3,868	-	-

JNL/MCM Pacific Rim 30 Division1929

Accumulation unit value:
Beginning of period	$9.55	$8.19	N/A	N/A	N/A
End of period	$11.63	$9.55	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,040	5,040	N/A	N/A	N/A

JNL/MCM S&P 10 Division748

Accumulation unit value:
Beginning of period	$6.78	$13.73	$13.33	$13.00	$9.71
End of period	$7.95	$6.78	$13.73	$13.33	$13.00
Accumulation units outstanding
at the end of period	-	16,050	15,203	64,682	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division1076

Accumulation unit value:
Beginning of period	$7.06	$10.71	$10.16	$9.60	N/A
End of period	$8.23	$7.06	$10.71	$10.16	N/A
Accumulation units outstanding
at the end of period	-	16,181	19,888	14,163	N/A

JNL/MCM S&P 400 MidCap Index Division748

Accumulation unit value:
Beginning of period	$9.60	$15.70	$14.91	$13.87	$12.30
End of period	$12.99	$9.60	$15.70	$14.91	$13.87
Accumulation units outstanding
at the end of period	9,479	11,492	16,101	17,980	-

JNL/MCM S&P 500 Index Division748

Accumulation unit value:
Beginning of period	$7.48	$12.25	$11.91	$10.56	$10.19
End of period	$9.24	$7.48	$12.25	$11.91	$10.56
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$6.28	N/A	N/A	N/A	N/A
End of period	$9.54	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,861	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division748

Accumulation unit value:
Beginning of period	$10.55	$17.96	$20.47	$19.07	$16.79
End of period	$10.85	$10.55	$17.96	$20.47	$19.07
Accumulation units outstanding
at the end of period	4,975	-	-	-	-

JNL/MCM Small Cap Index Division748

Accumulation unit value:
Beginning of period	$9.32	$14.61	$15.23	$13.23	$12.41
End of period	$11.63	$9.32	$14.61	$15.23	$13.23
Accumulation units outstanding
at the end of period	7,129	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division748

Accumulation unit value:
Beginning of period	$3.72	$6.71	$5.98	$5.57	$5.35
End of period	$5.97	$3.72	$6.71	$5.98	$5.57
Accumulation units outstanding
at the end of period	42,501	21,128	174,057	-	-

JNL/MCM Value Line 30 Division748

Accumulation unit value:
Beginning of period	$9.05	$17.58	$15.01	$15.53	$11.35
End of period	$10.18	$9.05	$17.58	$15.01	$15.53
Accumulation units outstanding
at the end of period	9,219	28,503	33,123	62,854	-

JNL/MCM VIP Division748

Accumulation unit value:
Beginning of period	$7.97	$14.20	$13.09	$11.90	$10.83
End of period	$9.68	$7.97	$14.20	$13.09	$11.90
Accumulation units outstanding
at the end of period	4,182	14,103	14,415	11,184	-

JNL/Oppenheimer Global Growth
Division781
Accumulation unit value:
Beginning of period	$8.56	$14.76	$14.17	$12.36	$11.03
End of period	$11.69	$8.56	$14.76	$14.17	$12.36
Accumulation units outstanding
at the end of period	15,343	17,934	21,411	4,880	2,553

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$6.47	N/A	N/A	N/A	N/A
End of period	$7.96	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,849	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$4.32	N/A	N/A	N/A	N/A
End of period	$7.39	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	26,313	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$14.22	$14.45	$13.63	$13.43	$13.39
End of period	$16.09	$14.22	$14.45	$13.63	$13.43
Accumulation units outstanding
at the end of period	15,633	4,022	4,467	4,467	2,219

JNL/PPM America Core Equity Division748

Accumulation unit value:
Beginning of period	$11.99	$20.57	$22.63	$20.29	$18.86
End of period	$14.88	$11.99	$20.57	$22.63	$20.29
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America High Yield Bond
Division748
Accumulation unit value:
Beginning of period	$8.91	$13.13	$13.55	$12.51	$12.46
End of period	$12.78	$8.91	$13.13	$13.55	$12.51
Accumulation units outstanding
at the end of period	17,982	-	7,939	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$10.19	$19.70	$21.30	$19.22	$18.50
End of period	$14.44	$10.19	$19.70	$21.30	$19.22
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Red Rocks Listed Private Equity
Division1903
Accumulation unit value:
Beginning of period	$5.92	$9.23	N/A	N/A	N/A
End of period	$8.14	$5.92	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,134	7,134	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.95	N/A	N/A	N/A	N/A
End of period	$9.24	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,077	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	$6.84	N/A	N/A	N/A	N/A
End of period	$8.05	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,144	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.35	$15.68	$14.66	$12.94	$11.93
End of period	$12.01	$9.35	$15.68	$14.66	$12.94
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Conservative Division748

Accumulation unit value:
Beginning of period	$9.75	$11.53	$11.07	$10.47	$10.26
End of period	$10.85	$9.75	$11.53	$11.07	$10.47
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$9.85	$15.55	$14.60	$13.05	$12.17
End of period	$12.37	$9.85	$15.55	$14.60	$13.05
Accumulation units outstanding
at the end of period	68,562	68,562	68,562	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division748

Accumulation unit value:
Beginning of period	$9.52	$12.33	$11.68	$10.79	$10.39
End of period	$11.07	$9.52	$12.33	$11.68	$10.79
Accumulation units outstanding
at the end of period	11,505	-	51,615	-	-

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$10.50	$14.77	$13.87	$12.62	$11.93
End of period	$12.70	$10.50	$14.77	$13.87	$12.62
Accumulation units outstanding
at the end of period	9,148	-	-	-	-

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division781

Accumulation unit value:
Beginning of period	$20.43	$26.30	$24.96	$22.41	$22.09
End of period	$23.97	$20.43	$26.30	$24.96	$22.41
Accumulation units outstanding
at the end of period	10,610	4,134	4,592	2,664	1,354

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$12.23	$12.21	$11.90	$11.61	$11.53
End of period	$12.01	$12.23	$12.21	$11.90	$11.61
Accumulation units outstanding
at the end of period	18,007	26,248	-	-	-

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$14.07	$21.54	$20.38	$17.20	$16.06
End of period	$17.10	$14.07	$21.54	$20.38	$17.20
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Established Growth
Division748
Accumulation unit value:
Beginning of period	$17.03	$30.41	$28.18	$25.28	$23.87
End of period	$23.96	$17.03	$30.41	$28.18	$25.28
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth
Division748
Accumulation unit value:
Beginning of period	$24.69	$42.45	$36.95	$35.30	$30.63
End of period	$35.54	$24.69	$42.45	$36.95	$35.30
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1162
Accumulation unit value:
Beginning of period	$9.63	$10.45	$10.17	$10.12	N/A
End of period	$10.16	$9.63	$10.45	$10.17	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$9.07	$15.54	$15.73	$13.37	$13.06
End of period	$12.18	$9.07	$15.54	$15.73	$13.37
Accumulation units outstanding
at the end of period	9,954	9,954	11,055	4,884	2,516

Accumulation Unit Values
Contract with Endorsements - 2.02%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division2095

Accumulation unit value:
Beginning of period	$11.67	N/A	N/A	N/A	N/A
End of period	$12.54	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	27,019	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division2173

Accumulation unit value:
Beginning of period	$12.83	N/A	N/A	N/A	N/A
End of period	$13.04	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	21,889	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division2135

Accumulation unit value:
Beginning of period	$12.97	N/A	N/A	N/A	N/A
End of period	$13.37	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	61,182	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2025

Accumulation unit value:
Beginning of period	$10.37	N/A	N/A	N/A	N/A
End of period	$13.76	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,412	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division1021

Accumulation unit value:
Beginning of period	$8.09	$12.85	$15.42	$12.47	N/A
End of period	$10.51	$8.09	$12.85	$15.42	N/A
Accumulation units outstanding
at the end of period	93,797	47,454	19,661	7,324	N/A

JNL/AIM International Growth Division748

Accumulation unit value:
Beginning of period	$10.31	$17.80	$16.55	$13.78	$12.40
End of period	$13.84	$10.31	$17.80	$16.55	$13.78
Accumulation units outstanding
at the end of period	21,856	36,536	36,270	264	-

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.44	$13.82	$12.18	$11.53	$10.83
End of period	$10.28	$8.44	$13.82	$12.18	$11.53
Accumulation units outstanding
at the end of period	104,949	108,648	84,756	6,657	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.99	$15.22	$13.95	$12.43	$11.33
End of period	$11.88	$8.99	$15.22	$13.95	$12.43
Accumulation units outstanding
at the end of period	10,608	4,124	4,054	-	-

JNL/Capital Guardian Global Balanced
Division748
Accumulation unit value:
Beginning of period	$8.63	$12.27	$11.60	$10.69	$9.79
End of period	$10.35	$8.63	$12.27	$11.60	$10.69
Accumulation units outstanding
at the end of period	57,482	76,210	17,085	4,495	-

JNL/Capital Guardian Global Diversified
Research Division748
Accumulation unit value:
Beginning of period	$16.16	$28.67	$24.25	$21.84	$21.20
End of period	$21.89	$16.16	$28.67	$24.25	$21.84
Accumulation units outstanding
at the end of period	13,766	12,258	3,605	-	-

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	$4.45	$9.57	N/A	N/A	N/A
End of period	$6.66	$4.45	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	58,533	20,429	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$16.12	$27.82	$25.87	$25.24	$24.10
End of period	$21.29	$16.12	$27.82	$25.87	$25.24
Accumulation units outstanding
at the end of period	27,999	22,792	2,225	-	-

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.52	$13.63	$11.33	N/A	N/A
End of period	$9.58	$6.52	$13.63	N/A	N/A
Accumulation units outstanding
at the end of period	112,726	43,273	10,711	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.50	$10.64	$10.22	N/A	N/A
End of period	$7.95	$6.50	$10.64	N/A	N/A
Accumulation units outstanding
at the end of period	73,235	13,684	7,249	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$10.72	$17.95	$18.21	$16.54	$16.10
End of period	$14.07	$10.72	$17.95	$18.21	$16.54
Accumulation units outstanding
at the end of period	11,713	13,813	8,518	-	-

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$14.61	$24.15	$21.98	$18.68	$17.84
End of period	$19.39	$14.61	$24.15	$21.98	$18.68
Accumulation units outstanding
at the end of period	16,071	28,021	10,764	-	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.19	$9.90	$10.16	N/A	N/A
End of period	$7.90	$6.19	$9.90	N/A	N/A
Accumulation units outstanding
at the end of period	245,896	276,301	240,652	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	$5.74	$9.87	$9.92	N/A	N/A
End of period	$7.36	$5.74	$9.87	N/A	N/A
Accumulation units outstanding
at the end of period	9,115	4,699	249	N/A	N/A

JNL/Franklin Templeton Income
Division1085
Accumulation unit value:
Beginning of period	$7.44	$10.81	$10.83	$9.93	N/A
End of period	$9.70	$7.44	$10.81	$10.83	N/A
Accumulation units outstanding
at the end of period	132,751	89,436	52,125	17,215	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$5.98	$9.83	$9.80	N/A	N/A
End of period	$7.43	$5.98	$9.83	N/A	N/A
Accumulation units outstanding
at the end of period	52,244	33,451	11,149	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division1054
Accumulation unit value:
Beginning of period	$7.57	$11.55	$12.56	$12.32	N/A
End of period	$9.91	$7.57	$11.55	$12.56	N/A
Accumulation units outstanding
at the end of period	49,935	12,294	10,432	8,040	N/A

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$17.64	$18.99	$18.11	$17.65	$17.64
End of period	$19.74	$17.64	$18.99	$18.11	$17.65
Accumulation units outstanding
at the end of period	35,278	27,338	29,878	15,375	2,475

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	$11.61	N/A	N/A	N/A	N/A
End of period	$11.61	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	31,863	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division781
Accumulation unit value:
Beginning of period	$8.04	$12.84	$12.75	$11.24	$10.60
End of period	$10.45	$8.04	$12.84	$12.75	$11.24
Accumulation units outstanding
at the end of period	24,911	21,694	21,518	5,152	568

JNL/Ivy Asset Strategy Division2134

Accumulation unit value:
Beginning of period	$10.02	N/A	N/A	N/A	N/A
End of period	$10.36	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	31,905	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$9.00	$16.54	$15.08	$11.66	$10.37
End of period	$11.48	$9.00	$16.54	$15.08	$11.66
Accumulation units outstanding
at the end of period	71,335	46,540	49,020	58,000	5,253

JNL/JPMorgan MidCap Growth Division748

Accumulation unit value:
Beginning of period	$13.02	$23.92	$22.61	$20.59	$19.45
End of period	$18.25	$13.02	$23.92	$22.61	$20.59
Accumulation units outstanding
at the end of period	3,690	2,543	987	399	-

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$16.22	$15.53	$14.90	$14.73	$14.76
End of period	$16.48	$16.22	$15.53	$14.90	$14.73
Accumulation units outstanding
at the end of period	24,051	18,177	8,946	4,722	-

JNL/Lazard Emerging Markets Division1081

Accumulation unit value:
Beginning of period	$6.86	$14.01	$10.84	$8.71	N/A
End of period	$11.54	$6.86	$14.01	$10.84	N/A
Accumulation units outstanding
at the end of period	124,154	64,835	39,924	2,364	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$11.30	$18.88	$19.79	$17.62	$16.68
End of period	$15.46	$11.30	$18.88	$19.79	$17.62
Accumulation units outstanding
at the end of period	24,889	34,105	29,264	10,110	628

JNL/Lazard Small Cap Equity Division781

Accumulation unit value:
Beginning of period	$9.05	$15.04	$16.47	$14.39	$14.25
End of period	$8.53	$9.05	$15.04	$16.47	$14.39
Accumulation units outstanding
at the end of period	-	7,782	8,695	5,355	1,853

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$9.24	N/A	N/A	N/A	N/A
End of period	$12.07	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,189	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1449
Accumulation unit value:
Beginning of period	$6.11	$9.79	$9.90	N/A	N/A
End of period	$7.46	$6.11	$9.79	N/A	N/A
Accumulation units outstanding
at the end of period	24,443	173,485	8,555	N/A	N/A

JNL/MCM 25 Division781

Accumulation unit value:
Beginning of period	$7.34	$11.57	$12.15	$11.04	$11.82
End of period	$11.00	$7.34	$11.57	$12.15	$11.04
Accumulation units outstanding
at the end of period	21,421	23,501	25,331	22,100	7,609

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.73	$11.54	$11.06	$10.89	$10.90
End of period	$12.15	$11.73	$11.54	$11.06	$10.89
Accumulation units outstanding
at the end of period	81,976	30,799	24,064	11,827	609

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.52	$5.95	$5.82	$4.37	$4.34
End of period	$4.33	$3.52	$5.95	$5.82	$4.37
Accumulation units outstanding
at the end of period	24,069	4,164	8,019	2,859	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division748
Accumulation unit value:
Beginning of period	$6.82	$10.13	$11.22	$10.09	$10.43
End of period	$8.90	$6.82	$10.13	$11.22	$10.09
Accumulation units outstanding
at the end of period	5,711	580	587	-	-

JNL/MCM Dow 10 Division781

Accumulation unit value:
Beginning of period	$5.72	$10.82	$10.93	$8.61	$9.19
End of period	$6.50	$5.72	$10.82	$10.93	$8.61
Accumulation units outstanding
at the end of period	34,977	36,448	36,504	32,947	9,063

JNL/MCM Dow Dividend Division1011

Accumulation unit value:
Beginning of period	$5.15	$10.37	$11.76	$9.87	N/A
End of period	$6.07	$5.15	$10.37	$11.76	N/A
Accumulation units outstanding
at the end of period	51,530	53,679	36,730	12,511	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division781
Accumulation unit value:
Beginning of period	$5.83	$9.56	$9.40	$8.21	$8.18
End of period	$5.43	$5.83	$9.56	$9.40	$8.21
Accumulation units outstanding
at the end of period	-	13,279	15,149	6,290	1,014

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$12.10	N/A	N/A	N/A	N/A
End of period	$11.87	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	648	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division748

Accumulation unit value:
Beginning of period	$5.57	$11.51	$14.21	$12.22	$11.53
End of period	$6.47	$5.57	$11.51	$14.21	$12.22
Accumulation units outstanding
at the end of period	72,797	37,896	1,431	206	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$9.30	$18.44	$16.94	$12.33	$11.24
End of period	$11.95	$9.30	$18.44	$16.94	$12.33
Accumulation units outstanding
at the end of period	49,671	46,703	62,537	37,532	8,068

JNL/MCM Global Alpha Division2135

Accumulation unit value:
Beginning of period	$10.07	N/A	N/A	N/A	N/A
End of period	$9.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	336	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division748

Accumulation unit value:
Beginning of period	$9.10	$12.09	$11.47	$11.02	$10.34
End of period	$10.79	$9.10	$12.09	$11.47	$11.02
Accumulation units outstanding
at the end of period	16,891	19,703	4,559	491	-

JNL/MCM Index 5 Division1441

Accumulation unit value:
Beginning of period	$6.78	$9.87	$9.84	N/A	N/A
End of period	$8.32	$6.78	$9.87	N/A	N/A
Accumulation units outstanding
at the end of period	26,891	14,051	10,374	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$11.04	$19.74	$18.25	$14.83	$13.71
End of period	$13.99	$11.04	$19.74	$18.25	$14.83
Accumulation units outstanding
at the end of period	56,136	28,928	25,806	9,898	364

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.70	$13.67	$13.76	$11.81	$10.98
End of period	$9.37	$7.70	$13.67	$13.76	$11.81
Accumulation units outstanding
at the end of period	397,589	394,136	404,998	283,770	22,545

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1090

Accumulation unit value:
Beginning of period	$6.29	$11.90	$10.69	$8.90	N/A
End of period	$8.49	$6.29	$11.90	$10.69	N/A
Accumulation units outstanding
at the end of period	59,078	68,775	32,410	3,308	N/A

JNL/MCM Nasdaq 25 Division987

Accumulation unit value:
Beginning of period	$7.20	$12.57	$10.77	$11.09	N/A
End of period	$9.47	$7.20	$12.57	$10.77	N/A
Accumulation units outstanding
at the end of period	13,391	10,684	8,070	5,912	N/A

JNL/MCM NYSE International 25
Division1418
Accumulation unit value:
Beginning of period	$6.11	$11.52	$11.75	N/A	N/A
End of period	$8.14	$6.11	$11.52	N/A	N/A
Accumulation units outstanding
at the end of period	11,657	25,514	4,254	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$21.60	$35.47	$26.76	$22.60	$20.63
End of period	$25.42	$21.60	$35.47	$26.76	$22.60
Accumulation units outstanding
at the end of period	34,610	26,313	13,658	5,616	655

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$11.38	N/A	N/A	N/A	N/A
End of period	$11.63	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,258	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division781

Accumulation unit value:
Beginning of period	$6.77	$13.71	$13.32	$12.99	$10.67
End of period	$7.94	$6.77	$13.71	$13.32	$12.99
Accumulation units outstanding
at the end of period	30,137	33,471	40,287	38,868	8,733

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$7.06	$10.71	$10.17	N/A	N/A
End of period	$8.22	$7.06	$10.71	N/A	N/A
Accumulation units outstanding
at the end of period	12,024	11,682	3,991	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.60	$15.69	$14.90	$13.86	$12.96
End of period	$12.98	$9.60	$15.69	$14.90	$13.86
Accumulation units outstanding
at the end of period	24,684	18,904	16,795	7,201	377

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.48	$12.24	$11.91	$10.56	$10.43
End of period	$9.23	$7.48	$12.24	$11.91	$10.56
Accumulation units outstanding
at the end of period	35,191	22,499	23,371	9,196	784

JNL/MCM S&P SMid 60 Division1316

Accumulation unit value:
Beginning of period	$6.02	$8.81	$10.19	N/A	N/A
End of period	$9.54	$6.02	$8.81	N/A	N/A
Accumulation units outstanding
at the end of period	27,883	9,512	1,463	N/A	N/A

JNL/MCM Select Small-Cap Division781

Accumulation unit value:
Beginning of period	$10.54	$17.95	$20.45	$19.06	$18.31
End of period	$10.84	$10.54	$17.95	$20.45	$19.06
Accumulation units outstanding
at the end of period	19,525	15,863	17,705	12,139	4,442

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.31	$14.60	$15.22	$13.22	$12.76
End of period	$11.62	$9.31	$14.60	$15.22	$13.22
Accumulation units outstanding
at the end of period	25,878	16,509	16,979	10,388	383

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division781

Accumulation unit value:
Beginning of period	$3.72	$6.70	$5.97	$5.57	$5.31
End of period	$5.97	$3.72	$6.70	$5.97	$5.57
Accumulation units outstanding
at the end of period	80,912	31,186	12,400	212	606

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$9.05	$17.57	$15.01	$15.53	$11.58
End of period	$10.17	$9.05	$17.57	$15.01	$15.53
Accumulation units outstanding
at the end of period	74,294	76,638	65,079	35,388	15,663

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$7.96	$14.20	$13.08	$11.90	$10.37
End of period	$9.67	$7.96	$14.20	$13.08	$11.90
Accumulation units outstanding
at the end of period	15,029	27,449	19,967	89,585	15,680

JNL/Oppenheimer Global Growth
Division781
Accumulation unit value:
Beginning of period	$8.55	$14.75	$14.16	$12.35	$11.02
End of period	$11.68	$8.55	$14.75	$14.16	$12.35
Accumulation units outstanding
at the end of period	38,107	31,054	20,154	18,210	642

JNL/PAM Asia ex-Japan Division1883

Accumulation unit value:
Beginning of period	$4.79	$6.22	N/A	N/A	N/A
End of period	$7.95	$4.79	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	54,340	1,515	N/A	N/A	N/A

JNL/PAM China-India Division1804

Accumulation unit value:
Beginning of period	$4.14	$8.07	N/A	N/A	N/A
End of period	$7.39	$4.14	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	40,840	11,729	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.26	$10.88	$10.24	N/A	N/A
End of period	$11.79	$10.26	$10.88	N/A	N/A
Accumulation units outstanding
at the end of period	134,836	85,428	9,289	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$14.21	$14.44	$13.61	$13.42	$13.38
End of period	$16.08	$14.21	$14.44	$13.61	$13.42
Accumulation units outstanding
at the end of period	174,699	102,029	46,945	26,640	1,121

JNL/PPM America Core Equity Division1054

Accumulation unit value:
Beginning of period	$11.98	$20.54	$22.60	$21.33	N/A
End of period	$14.85	$11.98	$20.54	$22.60	N/A
Accumulation units outstanding
at the end of period	-	360	625	263	N/A

JNL/PPM America High Yield Bond
Division781
Accumulation unit value:
Beginning of period	$8.90	$13.12	$13.54	$12.50	$12.66
End of period	$12.76	$8.90	$13.12	$13.54	$12.50
Accumulation units outstanding
at the end of period	114,208	47,983	44,065	20,890	1,554

JNL/PPM America Mid Cap Value
Division1879
Accumulation unit value:
Beginning of period	$5.61	$8.83	N/A	N/A	N/A
End of period	$8.11	$5.61	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,530	3,781	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division1879
Accumulation unit value:
Beginning of period	$6.22	$9.29	N/A	N/A	N/A
End of period	$8.17	$6.22	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,071	7,448	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$10.18	$19.67	$21.27	$19.20	$18.49
End of period	$14.42	$10.18	$19.67	$21.27	$19.20
Accumulation units outstanding
at the end of period	20,447	21,573	16,895	-	-

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	$8.44	N/A	N/A	N/A	N/A
End of period	$8.14	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	82,706	N/A	N/A	N/A	N/A

JNL/S&P 4 Division1458

Accumulation unit value:
Beginning of period	$6.64	$9.91	$10.10	N/A	N/A
End of period	$9.24	$6.64	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	190,736	97,820	3,006	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$6.86	$9.63	N/A	N/A	N/A
End of period	$9.69	$6.86	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,815	3,984	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.22	$10.45	$9.76	N/A	N/A
End of period	$7.65	$6.22	$10.45	N/A	N/A
Accumulation units outstanding
at the end of period	4,062	4,068	4,071	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$7.65	N/A	N/A	N/A	N/A
End of period	$8.78	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,671	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	$6.69	$9.69	N/A	N/A	N/A
End of period	$8.05	$6.69	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	32,990	27,852	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	$7.09	$9.26	N/A	N/A	N/A
End of period	$8.57	$7.09	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,359	4,143	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$6.23	$9.48	N/A	N/A	N/A
End of period	$9.58	$6.23	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,997	5,106	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division781
Accumulation unit value:
Beginning of period	$9.34	$15.66	$14.64	$12.93	$12.19
End of period	$11.99	$9.34	$15.66	$14.64	$12.93
Accumulation units outstanding
at the end of period	35,742	8,940	8,166	6,026	425

JNL/S&P Managed Conservative Division748

Accumulation unit value:
Beginning of period	$9.74	$11.53	$11.07	$10.53	$10.26
End of period	$10.84	$9.74	$11.53	$11.07	$10.47
Accumulation units outstanding
at the end of period	108,197	37,814	16,789	9,921	-

JNL/S&P Managed Growth Division781

Accumulation unit value:
Beginning of period	$9.84	$15.54	$14.59	$13.04	$12.40
End of period	$12.35	$9.84	$15.54	$14.59	$13.04
Accumulation units outstanding
at the end of period	91,651	48,212	49,956	6,961	3,642

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division748

Accumulation unit value:
Beginning of period	$9.51	$12.33	$11.68	$10.92	$10.39
End of period	$11.06	$9.51	$12.33	$11.68	$10.79
Accumulation units outstanding
at the end of period	210,228	166,945	136,350	43,607	-

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$10.49	$14.76	$13.86	$12.61	$11.92
End of period	$12.69	$10.49	$14.76	$13.86	$12.61
Accumulation units outstanding
at the end of period	103,083	42,066	27,093	9,839	-

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	$7.47	$10.86	N/A	N/A	N/A
End of period	$8.97	$7.47	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,496	N/A	N/A	N/A

JNL/S&P Retirement Income Division1123

Accumulation unit value:
Beginning of period	$8.85	$11.04	$10.54	$9.97	N/A
End of period	$9.91	$8.85	$11.04	$10.54	N/A
Accumulation units outstanding
at the end of period	-	8,037	10,947	422	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.34	$9.97	N/A	N/A	N/A
End of period	$8.88	$6.34	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,973	3,850	N/A	N/A	N/A

JNL/Select Balanced Division781

Accumulation unit value:
Beginning of period	$20.41	$26.27	$24.94	$22.39	$22.07
End of period	$23.94	$20.41	$26.27	$24.94	$22.39
Accumulation units outstanding
at the end of period	53,966	32,679	27,875	7,002	371

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$12.20	$12.18	$11.86	$11.58	$11.50
End of period	$11.97	$12.20	$12.18	$11.86	$11.58
Accumulation units outstanding
at the end of period	80,653	80,764	29,870	1,196	-

JNL/Select Value Division781

Accumulation unit value:
Beginning of period	$14.06	$21.53	$20.37	$17.19	$16.80
End of period	$17.09	$14.06	$21.53	$20.37	$17.19
Accumulation units outstanding
at the end of period	33,457	26,111	22,058	6,346	902

JNL/T.Rowe Price Established Growth
Division781
Accumulation unit value:
Beginning of period	$17.01	$30.37	$28.14	$25.26	$23.97
End of period	$23.92	$17.01	$30.37	$28.14	$25.26
Accumulation units outstanding
at the end of period	33,273	21,907	16,256	8,958	216

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$24.66	$42.39	$36.91	$35.26	$31.40
End of period	$35.48	$24.66	$42.39	$36.91	$35.26
Accumulation units outstanding
at the end of period	39,998	32,473	22,634	14,949	825

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1087
Accumulation unit value:
Beginning of period	$9.63	$10.45	$10.17	$10.00	N/A
End of period	$10.16	$9.63	$10.45	$10.17	N/A
Accumulation units outstanding
at the end of period	25,613	13,015	4,227	1,113	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$9.06	$15.53	$15.71	$13.36	$13.05
End of period	$12.17	$9.06	$15.53	$15.71	$13.36
Accumulation units outstanding
at the end of period	100,051	87,535	62,480	9,171	472

Accumulation Unit Values
Contract with Endorsements - 2.05%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division2086

Accumulation unit value:
Beginning of period	$11.48	N/A	N/A	N/A	N/A
End of period	$12.54	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,931	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division2049

Accumulation unit value:
Beginning of period	$11.37	N/A	N/A	N/A	N/A
End of period	$13.04	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,513	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division2082

Accumulation unit value:
Beginning of period	$11.74	N/A	N/A	N/A	N/A
End of period	$13.37	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,025	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2097

Accumulation unit value:
Beginning of period	$12.67	N/A	N/A	N/A	N/A
End of period	$13.76	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,291	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division781

Accumulation unit value:
Beginning of period	$8.09	$12.84	$15.42	$11.54	$10.26
End of period	$10.50	$8.09	$12.84	$15.42	$11.54
Accumulation units outstanding
at the end of period	16,678	16,113	20,171	17,324	2,094

JNL/AIM International Growth Division781

Accumulation unit value:
Beginning of period	$10.26	$17.74	$16.49	$13.73	$12.99
End of period	$13.77	$10.26	$17.74	$16.49	$13.73
Accumulation units outstanding
at the end of period	17,858	17,335	15,603	10,656	3,884

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.42	$13.79	$12.16	$11.51	$10.82
End of period	$10.26	$8.42	$13.79	$12.16	$11.51
Accumulation units outstanding
at the end of period	10,239	11,531	10,490	4,554	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division781

Accumulation unit value:
Beginning of period	$8.97	$15.19	$13.92	$12.41	$11.86
End of period	$11.85	$8.97	$15.19	$13.92	$12.41
Accumulation units outstanding
at the end of period	4,529	2,783	4,605	4,199	349

JNL/Capital Guardian Global Balanced
Division781
Accumulation unit value:
Beginning of period	$8.60	$12.24	$11.58	$10.67	$10.10
End of period	$10.32	$8.60	$12.24	$11.58	$10.67
Accumulation units outstanding
at the end of period	51,004	53,970	40,975	36,279	23,087

JNL/Capital Guardian Global Diversified
Research Division781
Accumulation unit value:
Beginning of period	$16.09	$28.56	$24.16	$21.77	$20.59
End of period	$21.79	$16.09	$28.56	$24.16	$21.77
Accumulation units outstanding
at the end of period	10,305	6,921	1,182	49	307

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	$4.45	$9.15	N/A	N/A	N/A
End of period	$6.65	$4.45	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	20,341	7,649	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division781
Accumulation unit value:
Beginning of period	$16.05	$27.71	$25.78	$25.15	$23.57
End of period	$21.20	$16.05	$27.71	$25.78	$25.15
Accumulation units outstanding
at the end of period	8,915	9,432	5,375	1,760	1,521

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.51	$13.63	$10.18	N/A	N/A
End of period	$9.57	$6.51	$13.63	N/A	N/A
Accumulation units outstanding
at the end of period	42,889	33,071	19,099	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.50	$10.64	$9.85	N/A	N/A
End of period	$7.95	$6.50	$10.64	N/A	N/A
Accumulation units outstanding
at the end of period	3,020	16,901	2,028	N/A	N/A

JNL/Eagle Core Equity Division781

Accumulation unit value:
Beginning of period	$10.69	$17.89	$18.16	$16.50	$16.24
End of period	$14.01	$10.69	$17.89	$18.16	$16.50
Accumulation units outstanding
at the end of period	708	823	565	427	421

JNL/Eagle SmallCap Equity Division781

Accumulation unit value:
Beginning of period	$14.55	$24.07	$21.92	$18.63	$18.56
End of period	$19.32	$14.55	$24.07	$21.92	$18.63
Accumulation units outstanding
at the end of period	4,844	6,961	5,937	2,850	352

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.19	$9.89	$10.00	N/A	N/A
End of period	$7.89	$6.19	$9.89	N/A	N/A
Accumulation units outstanding
at the end of period	125,684	127,003	71,940	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	$5.74	$9.87	$9.85	N/A	N/A
End of period	$7.36	$5.74	$9.87	N/A	N/A
Accumulation units outstanding
at the end of period	22,167	13,293	20,416	N/A	N/A

JNL/Franklin Templeton Income
Division1061
Accumulation unit value:
Beginning of period	$7.44	$10.81	$10.83	$10.00	N/A
End of period	$9.69	$7.44	$10.81	$10.83	N/A
Accumulation units outstanding
at the end of period	113,396	71,027	52,635	11,791	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$5.98	$9.83	$10.06	N/A	N/A
End of period	$7.42	$5.98	$9.83	N/A	N/A
Accumulation units outstanding
at the end of period	32,541	26,878	26,809	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	$7.56	$11.54	$12.55	$10.88	$10.43
End of period	$9.89	$7.56	$11.54	$12.55	$10.88
Accumulation units outstanding
at the end of period	31,606	36,283	5,408	3,832	-

JNL/Goldman Sachs Core Plus Bond
Division748
Accumulation unit value:
Beginning of period	$17.57	$18.92	$18.04	$17.59	$17.48
End of period	$19.65	$17.57	$18.92	$18.04	$17.59
Accumulation units outstanding
at the end of period	21,145	15,156	14,713	5,837	-

JNL/Goldman Sachs Emerging Markets
Debt Division1913
Accumulation unit value:
Beginning of period	$9.63	$9.17	N/A	N/A	N/A
End of period	$11.60	$9.63	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,533	77	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division781
Accumulation unit value:
Beginning of period	$8.03	$12.83	$12.74	$11.24	$10.15
End of period	$10.44	$8.03	$12.83	$12.74	$11.24
Accumulation units outstanding
at the end of period	11,847	15,082	6,894	5,884	1,468

JNL/Ivy Asset Strategy Division2129

Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A
End of period	$10.36	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	25,433	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$8.97	$16.49	$15.04	$11.63	$10.35
End of period	$11.44	$8.97	$16.49	$15.04	$11.63
Accumulation units outstanding
at the end of period	28,627	29,538	27,404	12,179	1,462

JNL/JPMorgan MidCap Growth Division781

Accumulation unit value:
Beginning of period	$12.97	$23.83	$22.53	$20.53	$19.51
End of period	$18.17	$12.97	$23.83	$22.53	$20.53
Accumulation units outstanding
at the end of period	3,777	6,531	4,021	3,745	1,974

JNL/JPMorgan U.S. Government &
Quality Bond Division781
Accumulation unit value:
Beginning of period	$16.15	$15.47	$14.85	$14.68	$14.69
End of period	$16.41	$16.15	$15.47	$14.85	$14.68
Accumulation units outstanding
at the end of period	16,360	30,430	10,595	1,784	902

JNL/Lazard Emerging Markets Division1061

Accumulation unit value:
Beginning of period	$6.85	$14.00	$10.84	$10.00	N/A
End of period	$11.53	$6.85	$14.00	$10.84	N/A
Accumulation units outstanding
at the end of period	24,849	24,970	17,644	4,531	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$11.26	$18.82	$19.73	$17.58	$16.64
End of period	$15.40	$11.26	$18.82	$19.73	$17.58
Accumulation units outstanding
at the end of period	8,375	8,994	13,474	5,978	4,646

JNL/Lazard Small Cap Equity Division781

Accumulation unit value:
Beginning of period	$9.02	$14.99	$16.42	$14.35	$14.22
End of period	$8.50	$9.02	$14.99	$16.42	$14.35
Accumulation units outstanding
at the end of period	-	10,721	6,421	4,615	2,748

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$8.11	N/A	N/A	N/A	N/A
End of period	$12.07	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,180	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1338
Accumulation unit value:
Beginning of period	$6.11	$9.78	$10.37	N/A	N/A
End of period	$7.46	$6.11	$9.78	N/A	N/A
Accumulation units outstanding
at the end of period	11,592	11,561	3,194	N/A	N/A

JNL/MCM 25 Division781

Accumulation unit value:
Beginning of period	$7.32	$11.54	$12.12	$11.02	$11.80
End of period	$10.97	$7.32	$11.54	$12.12	$11.02
Accumulation units outstanding
at the end of period	59,088	68,017	71,554	29,010	9,130

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.70	$11.52	$11.05	$10.88	$10.89
End of period	$12.12	$11.70	$11.52	$11.05	$10.88
Accumulation units outstanding
at the end of period	34,432	20,884	21,555	12,789	1,960

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.51	$5.94	$5.81	$4.36	$4.33
End of period	$4.32	$3.51	$5.94	$5.81	$4.36
Accumulation units outstanding
at the end of period	14,004	16,390	18,574	9,074	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division748
Accumulation unit value:
Beginning of period	$6.80	$10.10	$11.19	$10.07	$10.41
End of period	$8.87	$6.80	$10.10	$11.19	$10.07
Accumulation units outstanding
at the end of period	1,719	1,579	741	730	-

JNL/MCM Dow 10 Division781

Accumulation unit value:
Beginning of period	$5.70	$10.79	$10.90	$8.59	$9.17
End of period	$6.48	$5.70	$10.79	$10.90	$8.59
Accumulation units outstanding
at the end of period	84,192	97,585	102,054	45,907	21,036

JNL/MCM Dow Dividend Division1000

Accumulation unit value:
Beginning of period	$5.14	$10.37	$11.76	$10.08	N/A
End of period	$6.06	$5.14	$10.37	$11.76	N/A
Accumulation units outstanding
at the end of period	46,921	54,899	54,288	36,938	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division781
Accumulation unit value:
Beginning of period	$5.81	$9.53	$9.37	$8.19	$8.16
End of period	$5.40	$5.81	$9.53	$9.37	$8.19
Accumulation units outstanding
at the end of period	-	10,671	6,723	6,878	2,602

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$10.21	N/A	N/A	N/A	N/A
End of period	$11.86	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,908	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division781

Accumulation unit value:
Beginning of period	$5.55	$11.48	$14.18	$12.20	$11.51
End of period	$6.45	$5.55	$11.48	$14.18	$12.20
Accumulation units outstanding
at the end of period	11,329	24,155	5,636	9,070	4,389

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$9.29	$18.41	$16.91	$12.32	$11.23
End of period	$11.92	$9.29	$18.41	$16.91	$12.32
Accumulation units outstanding
at the end of period	78,031	83,003	82,500	37,068	9,632

JNL/MCM Global Alpha Division2144

Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A
End of period	$9.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,893	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$9.08	$12.06	$11.45	$10.99	$10.51
End of period	$10.76	$9.08	$12.06	$11.45	$10.99
Accumulation units outstanding
at the end of period	11,862	16,195	15,400	13,817	6,146

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$6.78	$9.02	N/A	N/A	N/A
End of period	$8.31	$6.78	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,324	19,861	N/A	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$11.04	$19.74	$18.26	$14.84	$13.73
End of period	$13.98	$11.04	$19.74	$18.26	$14.84
Accumulation units outstanding
at the end of period	36,172	40,772	42,984	37,465	12,615

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.69	$13.66	$13.75	$11.81	$11.28
End of period	$9.35	$7.69	$13.66	$13.75	$11.81
Accumulation units outstanding
at the end of period	556,758	655,038	754,073	526,832	55,230

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1061

Accumulation unit value:
Beginning of period	$6.28	$11.89	$10.69	$10.04	N/A
End of period	$8.48	$6.28	$11.89	$10.69	N/A
Accumulation units outstanding
at the end of period	103,499	111,850	70,081	35,379	N/A

JNL/MCM Nasdaq 25 Division781

Accumulation unit value:
Beginning of period	$7.20	$12.56	$10.77	$10.49	$10.18
End of period	$9.45	$7.20	$12.56	$10.77	$10.49
Accumulation units outstanding
at the end of period	14,022	12,421	13,494	10,156	6,125

JNL/MCM NYSE International 25
Division1306
Accumulation unit value:
Beginning of period	$6.10	$11.52	$10.15	N/A	N/A
End of period	$8.13	$6.10	$11.52	N/A	N/A
Accumulation units outstanding
at the end of period	10,343	11,225	11,036	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$21.54	$35.38	$26.70	$22.56	$20.59
End of period	$25.34	$21.54	$35.38	$26.70	$22.56
Accumulation units outstanding
at the end of period	18,459	18,220	18,284	10,064	2,607

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$9.96	N/A	N/A	N/A	N/A
End of period	$11.62	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,077	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division781

Accumulation unit value:
Beginning of period	$6.75	$13.68	$13.30	$12.97	$10.65
End of period	$7.92	$6.75	$13.68	$13.30	$12.97
Accumulation units outstanding
at the end of period	63,665	73,949	78,067	39,588	8,342

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division1090

Accumulation unit value:
Beginning of period	$7.06	$10.71	$10.16	$9.30	N/A
End of period	$8.22	$7.06	$10.71	$10.16	N/A
Accumulation units outstanding
at the end of period	2,646	1,318	2,149	2,152	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.58	$15.66	$14.88	$13.84	$12.95
End of period	$12.95	$9.58	$15.66	$14.88	$13.84
Accumulation units outstanding
at the end of period	34,456	36,242	37,054	29,758	14,004

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.46	$12.22	$11.89	$10.55	$10.42
End of period	$9.21	$7.46	$12.22	$11.89	$10.55
Accumulation units outstanding
at the end of period	77,023	70,617	67,374	54,587	35,214

JNL/MCM S&P SMid 60 Division1306

Accumulation unit value:
Beginning of period	$6.02	$8.81	$10.18	N/A	N/A
End of period	$9.53	$6.02	$8.81	N/A	N/A
Accumulation units outstanding
at the end of period	17,295	20,401	12,703	N/A	N/A

JNL/MCM Select Small-Cap Division781

Accumulation unit value:
Beginning of period	$10.53	$17.92	$20.43	$19.05	$18.30
End of period	$10.82	$10.53	$17.92	$20.43	$19.05
Accumulation units outstanding
at the end of period	34,513	33,171	35,801	9,656	3,252

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.29	$14.58	$15.20	$13.21	$12.75
End of period	$11.60	$9.29	$14.58	$15.20	$13.21
Accumulation units outstanding
at the end of period	41,239	35,611	36,149	29,089	13,548

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division781

Accumulation unit value:
Beginning of period	$3.71	$6.68	$5.96	$5.56	$5.30
End of period	$5.95	$3.71	$6.68	$5.96	$5.56
Accumulation units outstanding
at the end of period	56,633	68,801	29,981	15,773	9,426

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$9.04	$17.55	$15.00	$15.52	$12.64
End of period	$10.16	$9.04	$17.55	$15.00	$15.52
Accumulation units outstanding
at the end of period	95,039	102,229	99,720	56,557	12,944

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$7.95	$14.19	$13.08	$11.90	$11.37
End of period	$9.66	$7.95	$14.19	$13.08	$11.90
Accumulation units outstanding
at the end of period	43,613	25,630	27,295	25,537	3,672

JNL/Oppenheimer Global Growth
Division781
Accumulation unit value:
Beginning of period	$8.53	$14.72	$14.14	$12.34	$11.01
End of period	$11.65	$8.53	$14.72	$14.14	$12.34
Accumulation units outstanding
at the end of period	15,205	16,727	10,687	7,516	1,093

JNL/PAM Asia ex-Japan Division1806

Accumulation unit value:
Beginning of period	$4.78	$9.27	N/A	N/A	N/A
End of period	$7.95	$4.78	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,514	4,343	N/A	N/A	N/A

JNL/PAM China-India Division1778

Accumulation unit value:
Beginning of period	$4.14	$7.84	N/A	N/A	N/A
End of period	$7.39	$4.14	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	24,889	5,170	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.26	$10.87	$10.25	N/A	N/A
End of period	$11.78	$10.26	$10.87	N/A	N/A
Accumulation units outstanding
at the end of period	84,247	55,122	5,569	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$14.16	$14.40	$13.58	$13.39	$13.36
End of period	$16.02	$14.16	$14.40	$13.58	$13.39
Accumulation units outstanding
at the end of period	96,908	45,871	33,130	18,203	9,641

JNL/PPM America Core Equity Division748

Accumulation unit value:
Beginning of period	$11.93	$20.46	$22.52	$20.21	$18.79
End of period	$14.79	$11.93	$20.46	$22.52	$20.21
Accumulation units outstanding
at the end of period	-	273	361	286	-

JNL/PPM America High Yield Bond
Division748
Accumulation unit value:
Beginning of period	$8.87	$13.08	$13.50	$12.47	$12.43
End of period	$12.72	$8.87	$13.08	$13.50	$12.47
Accumulation units outstanding
at the end of period	31,525	29,695	16,400	7,729	-

JNL/PPM America Mid Cap Value
Division1785
Accumulation unit value:
Beginning of period	$5.61	$10.35	N/A	N/A	N/A
End of period	$8.10	$5.61	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,605	3,290	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division1785
Accumulation unit value:
Beginning of period	$6.22	$10.22	N/A	N/A	N/A
End of period	$8.16	$6.22	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,252	647	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$10.13	$19.60	$21.20	$19.14	$18.43
End of period	$14.36	$10.13	$19.60	$21.20	$19.14
Accumulation units outstanding
at the end of period	2,013	2,093	660	-	-

JNL/Red Rocks Listed Private Equity
Division1913
Accumulation unit value:
Beginning of period	$5.92	$7.28	N/A	N/A	N/A
End of period	$8.13	$5.92	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,726	291	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.64	$9.53	N/A	N/A	N/A
End of period	$9.23	$6.64	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	108,963	109,835	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$6.85	$9.13	N/A	N/A	N/A
End of period	$9.68	$6.85	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,166	2,619	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.22	$10.44	$10.24	N/A	N/A
End of period	$7.64	$6.22	$10.44	N/A	N/A
Accumulation units outstanding
at the end of period	10,979	11,996	480	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$7.55	$10.49	$10.17	N/A	N/A
End of period	$8.77	$7.55	$10.49	N/A	N/A
Accumulation units outstanding
at the end of period	14,557	35,891	27,455	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	$6.69	$10.46	$10.22	N/A	N/A
End of period	$8.04	$6.69	$10.46	N/A	N/A
Accumulation units outstanding
at the end of period	68,560	37,607	2,874	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	$7.08	$9.12	N/A	N/A	N/A
End of period	$8.57	$7.08	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,357	3,738	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$6.23	$8.97	N/A	N/A	N/A
End of period	$9.58	$6.23	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	32,393	2,254	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division781
Accumulation unit value:
Beginning of period	$9.31	$15.62	$14.60	$12.90	$12.16
End of period	$11.95	$9.31	$15.62	$14.60	$12.90
Accumulation units outstanding
at the end of period	12,878	14,094	13,259	8,896	9,387

JNL/S&P Managed Conservative Division781

Accumulation unit value:
Beginning of period	$9.74	$11.52	$11.07	$10.47	$10.34
End of period	$10.83	$9.74	$11.52	$11.07	$10.47
Accumulation units outstanding
at the end of period	77,520	63,011	43,094	33,356	12,085

JNL/S&P Managed Growth Division781

Accumulation unit value:
Beginning of period	$9.81	$15.49	$14.55	$13.01	$12.37
End of period	$12.31	$9.81	$15.49	$14.55	$13.01
Accumulation units outstanding
at the end of period	463,781	454,285	453,595	341,318	153,947

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division781

Accumulation unit value:
Beginning of period	$9.50	$12.31	$11.67	$10.79	$10.52
End of period	$11.04	$9.50	$12.31	$11.67	$10.79
Accumulation units outstanding
at the end of period	149,003	141,749	82,865	67,651	7,603

JNL/S&P Managed Moderate Growth
Division781
Accumulation unit value:
Beginning of period	$10.47	$14.73	$13.84	$12.60	$12.14
End of period	$12.66	$10.47	$14.73	$13.84	$12.60
Accumulation units outstanding
at the end of period	186,709	221,619	166,858	163,612	32,904

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	$7.47	$11.85	$11.63	N/A	N/A
End of period	$8.96	$7.47	$11.85	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,328	2,136	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	$8.85	$11.03	$10.73	N/A	N/A
End of period	$9.90	$8.85	$11.03	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,217	1,192	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.34	$9.10	N/A	N/A	N/A
End of period	$8.87	$6.34	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,371	2,895	N/A	N/A	N/A

JNL/Select Balanced Division781

Accumulation unit value:
Beginning of period	$20.32	$26.17	$24.85	$22.32	$22.00
End of period	$23.83	$20.32	$26.17	$24.85	$22.32
Accumulation units outstanding
at the end of period	19,892	17,367	19,421	13,642	854

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$12.17	$12.15	$11.84	$11.56	$11.49
End of period	$11.94	$12.17	$12.15	$11.84	$11.56
Accumulation units outstanding
at the end of period	51,966	120,524	88,342	16,638	-

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$14.04	$21.49	$20.35	$17.17	$16.04
End of period	$17.05	$14.04	$21.49	$20.35	$17.17
Accumulation units outstanding
at the end of period	12,076	13,840	13,438	15,412	-

JNL/T.Rowe Price Established Growth
Division781
Accumulation unit value:
Beginning of period	$16.94	$30.25	$28.05	$25.18	$23.90
End of period	$23.82	$16.94	$30.25	$28.05	$25.18
Accumulation units outstanding
at the end of period	14,491	15,264	11,734	1,357	1,107

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$24.56	$42.23	$36.78	$35.15	$31.31
End of period	$35.33	$24.56	$42.23	$36.78	$35.15
Accumulation units outstanding
at the end of period	9,487	7,837	8,022	3,033	1,317

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1087
Accumulation unit value:
Beginning of period	$9.62	$10.44	$10.17	$10.00	N/A
End of period	$10.14	$9.62	$10.44	$10.17	N/A
Accumulation units outstanding
at the end of period	26,047	20,744	12,004	1,546	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$9.04	$15.49	$15.68	$13.34	$13.03
End of period	$12.14	$9.04	$15.49	$15.68	$13.34
Accumulation units outstanding
at the end of period	14,589	16,221	16,547	13,203	2,270

Accumulation Unit Values
Contract with Endorsements - 2.085%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division
Accumulation unit value:
Beginning of period	$17.42	N/A	N/A	N/A	N/A
End of period	$19.55	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,575	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division
Accumulation unit value:
Beginning of period	$16.07	$15.54	N/A	N/A	N/A
End of period	$16.32	$16.07	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,206	49,602	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	$7.54	N/A	N/A	N/A	N/A
End of period	$10.93	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,205	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	$11.62	N/A	N/A	N/A	N/A
End of period	$12.09	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,524	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	$5.86	N/A	N/A	N/A	N/A
End of period	$6.45	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,000	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	$9.64	N/A	N/A	N/A	N/A
End of period	$11.86	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,550	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	$11.23	N/A	N/A	N/A	N/A
End of period	$13.92	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,995	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$7.92	N/A	N/A	N/A	N/A
End of period	$9.34	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,696	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$6.28	$11.30	N/A	N/A	N/A
End of period	$8.47	$6.28	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,224	66,802	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	$7.09	N/A	N/A	N/A	N/A
End of period	$7.89	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,498	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	$9.79	N/A	N/A	N/A	N/A
End of period	$12.91	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,489	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	$6.94	N/A	N/A	N/A	N/A
End of period	$9.19	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,007	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	$10.74	N/A	N/A	N/A	N/A
End of period	$10.76	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,197	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	$9.38	N/A	N/A	N/A	N/A
End of period	$11.56	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,655	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$8.14	N/A	N/A	N/A	N/A
End of period	$9.64	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,642	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.13	N/A	N/A	N/A	N/A
End of period	$11.77	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,635	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division1470

Accumulation unit value:
Beginning of period	$14.11	$14.35	$14.35	N/A	N/A
End of period	$15.95	$14.11	$14.35	N/A	N/A
Accumulation units outstanding
at the end of period	26,209	-	14,242	N/A	N/A

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage
Division1470
Accumulation unit value:
Beginning of period	$6.85	$9.91	$9.91	N/A	N/A
End of period	$9.68	$6.85	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	20,619	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division1470

Accumulation unit value:
Beginning of period	$6.22	$9.91	$9.91	N/A	N/A
End of period	$9.57	$6.22	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	61,839	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.095%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division1224

Accumulation unit value:
Beginning of period	$8.07	$12.82	$15.41	N/A	N/A
End of period	$10.48	$8.07	$12.82	N/A	N/A
Accumulation units outstanding
at the end of period	4,995	5,078	5,144	N/A	N/A

JNL/AIM International Growth Division1224

Accumulation unit value:
Beginning of period	$10.20	$17.64	$16.48	N/A	N/A
End of period	$13.68	$10.20	$17.64	N/A	N/A
Accumulation units outstanding
at the end of period	12,402	12,611	20,482	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.81	N/A	N/A	N/A	N/A
End of period	$9.56	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	16,953	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division1289
Accumulation unit value:
Beginning of period	$6.19	$9.89	$10.16	N/A	N/A
End of period	$7.88	$6.19	$9.89	N/A	N/A
Accumulation units outstanding
at the end of period	98,513	110,476	92,389	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	$9.65	N/A	N/A	N/A	N/A
End of period	$11.60	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,622	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division1224
Accumulation unit value:
Beginning of period	$8.93	$16.42	$15.06	N/A	N/A
End of period	$11.38	$8.93	$16.42	N/A	N/A
Accumulation units outstanding
at the end of period	12,359	12,567	12,953	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division1224

Accumulation unit value:
Beginning of period	$6.84	$13.99	$10.84	N/A	N/A
End of period	$11.51	$6.84	$13.99	N/A	N/A
Accumulation units outstanding
at the end of period	44,155	24,812	17,974	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	$5.68	$10.62	N/A	N/A	N/A
End of period	$6.45	$5.68	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	4,083	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1224

Accumulation unit value:
Beginning of period	$5.14	$10.36	$11.74	N/A	N/A
End of period	$6.05	$5.14	$10.36	N/A	N/A
Accumulation units outstanding
at the end of period	10,283	12,600	43,881	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division1224

Accumulation unit value:
Beginning of period	$9.24	$18.32	$16.83	N/A	N/A
End of period	$11.86	$9.24	$18.32	N/A	N/A
Accumulation units outstanding
at the end of period	5,992	7,293	6,172	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division1224

Accumulation unit value:
Beginning of period	$9.04	$12.02	$11.41	N/A	N/A
End of period	$10.70	$9.04	$12.02	N/A	N/A
Accumulation units outstanding
at the end of period	5,421	4,788	5,397	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division1224

Accumulation unit value:
Beginning of period	$7.68	$13.64	$13.64	N/A	N/A
End of period	$9.33	$7.68	$13.64	N/A	N/A
Accumulation units outstanding
at the end of period	27,675	29,710	25,615	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division1224

Accumulation unit value:
Beginning of period	$21.45	$35.25	$25.59	N/A	N/A
End of period	$25.22	$21.45	$35.25	N/A	N/A
Accumulation units outstanding
at the end of period	5,875	2,038	1,948	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division1224

Accumulation unit value:
Beginning of period	$9.02	$17.53	$14.58	N/A	N/A
End of period	$10.13	$9.02	$17.53	N/A	N/A
Accumulation units outstanding
at the end of period	41,643	45,191	49,610	N/A	N/A

JNL/MCM VIP Division1224

Accumulation unit value:
Beginning of period	$7.94	$14.17	$12.96	N/A	N/A
End of period	$9.63	$7.94	$14.17	N/A	N/A
Accumulation units outstanding
at the end of period	11,934	12,131	12,291	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division1301

Accumulation unit value:
Beginning of period	$10.25	$10.87	$10.27	N/A	N/A
End of period	$11.77	$10.25	$10.87	N/A	N/A
Accumulation units outstanding
at the end of period	13,880	12,504	18,631	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	$14.09	N/A	N/A	N/A	N/A
End of period	$15.93	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	28,551	N/A	N/A	N/A	N/A

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division
Accumulation unit value:
Beginning of period	$8.89	N/A	N/A	N/A	N/A
End of period	$12.65	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,559	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.64	$9.43	N/A	N/A	N/A
End of period	$9.22	$6.64	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	22,534	35,463	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$9.74	N/A	N/A	N/A	N/A
End of period	$10.80	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	20,167	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division1224

Accumulation unit value:
Beginning of period	$20.20	$26.02	$24.67	N/A	N/A
End of period	$23.67	$20.20	$26.02	N/A	N/A
Accumulation units outstanding
at the end of period	11,729	6,128	6,209	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$12.09	$12.08	N/A	N/A	N/A
End of period	$11.86	$12.09	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	72,253	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division1224
Accumulation unit value:
Beginning of period	$24.41	$41.99	$36.51	N/A	N/A
End of period	$35.10	$24.41	$41.99	N/A	N/A
Accumulation units outstanding
at the end of period	4,729	5,378	4,538	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.10%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division2075

Accumulation unit value:
Beginning of period	$11.16	N/A	N/A	N/A	N/A
End of period	$13.36	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	407	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$8.07	$12.82	$15.41	$11.54	$10.51
End of period	$10.48	$8.07	$12.82	$15.41	$11.54
Accumulation units outstanding
at the end of period	2,366	2,984	4,621	4,954	-

JNL/AIM International Growth Division781

Accumulation unit value:
Beginning of period	$10.19	$17.63	$16.40	$13.66	$12.93
End of period	$13.67	$10.19	$17.63	$16.40	$13.66
Accumulation units outstanding
at the end of period	2,889	6,301	10,022	409	754

JNL/AIM Large Cap Growth Division781

Accumulation unit value:
Beginning of period	$8.39	$13.75	$12.13	$11.49	$10.95
End of period	$10.22	$8.39	$13.75	$12.13	$11.49
Accumulation units outstanding
at the end of period	25,106	23,337	26,322	190	198

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.94	$15.14	$13.89	$12.39	$11.30
End of period	$11.80	$8.94	$15.14	$13.89	$12.39
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Balanced
Division781
Accumulation unit value:
Beginning of period	$8.57	$12.20	$11.54	$10.64	$10.08
End of period	$10.28	$8.57	$12.20	$11.54	$10.64
Accumulation units outstanding
at the end of period	3,871	6,842	2,351	1,752	1,806

JNL/Capital Guardian Global Diversified
Research Division781
Accumulation unit value:
Beginning of period	$15.98	$28.38	$24.03	$21.65	$20.49
End of period	$21.64	$15.98	$28.38	$24.03	$21.65
Accumulation units outstanding
at the end of period	428	427	762	835	39

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	$6.74	N/A	N/A	N/A	N/A
End of period	$6.65	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,507	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division781
Accumulation unit value:
Beginning of period	$15.94	$27.54	$25.63	$25.02	$23.46
End of period	$21.05	$15.94	$27.54	$25.63	$25.02
Accumulation units outstanding
at the end of period	5,489	4,965	1,250	1,736	659

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.51	$13.62	$10.20	N/A	N/A
End of period	$9.55	$6.51	$13.62	N/A	N/A
Accumulation units outstanding
at the end of period	4,766	4,535	7,250	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.49	$10.50	N/A	N/A	N/A
End of period	$7.93	$6.49	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,940	3,036	N/A	N/A	N/A

JNL/Eagle Core Equity Division781

Accumulation unit value:
Beginning of period	$10.62	$17.79	$18.06	$16.42	$16.17
End of period	$13.92	$10.62	$17.79	$18.06	$16.42
Accumulation units outstanding
at the end of period	115	274	1,155	437	454

JNL/Eagle SmallCap Equity Division781

Accumulation unit value:
Beginning of period	$14.46	$23.93	$21.81	$18.54	$18.48
End of period	$19.19	$14.46	$23.93	$21.81	$18.54
Accumulation units outstanding
at the end of period	4,308	7,045	3,971	1,167	381

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.18	$9.89	$10.00	N/A	N/A
End of period	$7.88	$6.18	$9.89	N/A	N/A
Accumulation units outstanding
at the end of period	3,170	5,712	16,091	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income
Division1070
Accumulation unit value:
Beginning of period	$7.43	$10.80	$10.83	$9.95	N/A
End of period	$9.67	$7.43	$10.80	$10.83	N/A
Accumulation units outstanding
at the end of period	11,183	5,686	4,923	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$5.97	$9.82	$10.06	N/A	N/A
End of period	$7.41	$5.97	$9.82	N/A	N/A
Accumulation units outstanding
at the end of period	3,175	1,247	2,954	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	$7.55	$11.52	$12.54	$10.88	$10.55
End of period	$9.87	$7.55	$11.52	$12.54	$10.88
Accumulation units outstanding
at the end of period	4,892	937	729	512	-

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$17.45	$18.80	$17.94	$17.50	$17.50
End of period	$19.51	$17.45	$18.80	$17.94	$17.50
Accumulation units outstanding
at the end of period	8,774	10,004	10,013	9,282	7,291

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	$11.83	N/A	N/A	N/A	N/A
End of period	$11.60	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,021	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$8.02	$12.81	$12.73	$11.23	$10.53
End of period	$10.41	$8.02	$12.81	$12.73	$11.23
Accumulation units outstanding
at the end of period	3,861	1,600	1,860	1,304	-

JNL/Ivy Asset Strategy Division2134

Accumulation unit value:
Beginning of period	$10.02	N/A	N/A	N/A	N/A
End of period	$10.35	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,065	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$8.92	$16.41	$14.97	$11.58	$10.31
End of period	$11.37	$8.92	$16.41	$14.97	$11.58
Accumulation units outstanding
at the end of period	7,981	5,893	12,771	23,018	9,440

JNL/JPMorgan MidCap Growth Division781

Accumulation unit value:
Beginning of period	$12.88	$23.68	$22.40	$20.42	$19.41
End of period	$18.04	$12.88	$23.68	$22.40	$20.42
Accumulation units outstanding
at the end of period	439	14,488	14,416	14,559	453

JNL/JPMorgan U.S. Government &
Quality Bond Division781
Accumulation unit value:
Beginning of period	$16.04	$15.38	$14.76	$14.60	$14.61
End of period	$16.29	$16.04	$15.38	$14.76	$14.60
Accumulation units outstanding
at the end of period	586	5,151	1,076	2,916	1,893

JNL/Lazard Emerging Markets Division1071

Accumulation unit value:
Beginning of period	$6.84	$13.99	$10.84	$9.48	N/A
End of period	$11.51	$6.84	$13.99	$10.84	N/A
Accumulation units outstanding
at the end of period	16,828	8,532	11,400	-	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$11.20	$18.74	$19.65	$17.51	$16.59
End of period	$15.31	$11.20	$18.74	$19.65	$17.51
Accumulation units outstanding
at the end of period	4,185	7,511	5,762	3,991	9,945

JNL/Lazard Small Cap Equity Division781

Accumulation unit value:
Beginning of period	$8.97	$14.91	$16.35	$14.29	$14.16
End of period	$8.45	$8.97	$14.91	$16.35	$14.29
Accumulation units outstanding
at the end of period	-	1,135	330	1,835	6,069

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$9.10	N/A	N/A	N/A	N/A
End of period	$12.06	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	298	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division781

Accumulation unit value:
Beginning of period	$7.29	$11.49	$12.07	$10.99	$11.76
End of period	$10.91	$7.29	$11.49	$12.07	$10.99
Accumulation units outstanding
at the end of period	7,921	7,493	8,975	9,880	16,206

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.66	$11.48	$11.02	$10.86	$10.87
End of period	$12.07	$11.66	$11.48	$11.02	$10.86
Accumulation units outstanding
at the end of period	9,862	13,378	17,804	8,942	7,628

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.49	$5.91	$5.79	$4.34	$4.32
End of period	$4.30	$3.49	$5.91	$5.79	$4.34
Accumulation units outstanding
at the end of period	5,205	8,258	8,107	6,064	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division748
Accumulation unit value:
Beginning of period	$6.77	$10.06	$11.15	$10.04	$10.38
End of period	$8.82	$6.77	$10.06	$11.15	$10.04
Accumulation units outstanding
at the end of period	-	1,442	-	-	-

JNL/MCM Dow 10 Division781

Accumulation unit value:
Beginning of period	$5.68	$10.74	$10.86	$8.56	$9.14
End of period	$6.44	$5.68	$10.74	$10.86	$8.56
Accumulation units outstanding
at the end of period	7,607	12,789	19,633	20,722	6,646

JNL/MCM Dow Dividend Division992

Accumulation unit value:
Beginning of period	$5.14	$10.36	$11.75	$10.00	N/A
End of period	$6.05	$5.14	$10.36	$11.75	N/A
Accumulation units outstanding
at the end of period	20,172	5,556	8,663	-	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.78	$9.50	$9.35	$8.17	$7.90
End of period	$5.38	$5.78	$9.50	$9.35	$8.17
Accumulation units outstanding
at the end of period	-	1,134	1,195	-	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division748

Accumulation unit value:
Beginning of period	$5.53	$11.43	$14.13	$12.16	$11.48
End of period	$6.42	$5.53	$11.43	$14.13	$12.16
Accumulation units outstanding
at the end of period	526	1,766	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$9.23	$18.31	$16.83	$12.27	$11.18
End of period	$11.85	$9.23	$18.31	$16.83	$12.27
Accumulation units outstanding
at the end of period	10,188	11,929	21,425	22,652	15,516

JNL/MCM Global Alpha Division2141

Accumulation unit value:
Beginning of period	$10.05	N/A	N/A	N/A	N/A
End of period	$9.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	245	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$9.03	$12.01	$11.40	$10.96	$10.48
End of period	$10.70	$9.03	$12.01	$11.40	$10.96
Accumulation units outstanding
at the end of period	2,947	4,851	5,198	2,629	927

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$10.99	$19.66	$18.19	$14.79	$13.69
End of period	$13.91	$10.99	$19.66	$18.19	$14.79
Accumulation units outstanding
at the end of period	20,592	26,051	23,860	18,878	9,149

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.67	$13.64	$13.73	$11.80	$11.28
End of period	$9.33	$7.67	$13.64	$13.73	$11.80
Accumulation units outstanding
at the end of period	116,318	104,661	112,771	172,049	150,256

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1084

Accumulation unit value:
Beginning of period	$6.27	$11.88	$10.68	$9.38	N/A
End of period	$8.46	$6.27	$11.88	$10.68	N/A
Accumulation units outstanding
at the end of period	4,338	5,030	5,751	-	N/A

JNL/MCM Nasdaq 25 Division748

Accumulation unit value:
Beginning of period	$7.18	$12.54	$10.75	$10.48	$10.53
End of period	$9.43	$7.18	$12.54	$10.75	$10.48
Accumulation units outstanding
at the end of period	-	-	571	-	-

JNL/MCM NYSE International 25
Division1322
Accumulation unit value:
Beginning of period	$6.10	$11.52	$10.25	N/A	N/A
End of period	$8.12	$6.10	$11.52	N/A	N/A
Accumulation units outstanding
at the end of period	2,739	416	3,795	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$21.44	$35.23	$26.60	$22.49	$20.53
End of period	$25.21	$21.44	$35.23	$26.60	$22.49
Accumulation units outstanding
at the end of period	2,533	12,191	3,518	3,850	1,499

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division781

Accumulation unit value:
Beginning of period	$6.72	$13.62	$13.25	$12.92	$10.62
End of period	$7.88	$6.72	$13.62	$13.25	$12.92
Accumulation units outstanding
at the end of period	9,144	16,256	9,328	9,651	5,376

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division1097

Accumulation unit value:
Beginning of period	$7.05	$10.70	$10.16	$9.45	N/A
End of period	$8.20	$7.05	$10.70	$10.16	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.53	$15.59	$14.82	$13.79	$12.91
End of period	$12.88	$9.53	$15.59	$14.82	$13.79
Accumulation units outstanding
at the end of period	30,283	36,696	35,309	28,846	6,698

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.44	$12.18	$11.86	$10.52	$10.40
End of period	$9.18	$7.44	$12.18	$11.86	$10.52
Accumulation units outstanding
at the end of period	69,318	99,598	73,205	64,936	27,484

JNL/MCM S&P SMid 60 Division1309

Accumulation unit value:
Beginning of period	$6.02	$8.80	$10.29	N/A	N/A
End of period	$9.52	$6.02	$8.80	N/A	N/A
Accumulation units outstanding
at the end of period	3,814	4,423	4,422	N/A	N/A

JNL/MCM Select Small-Cap Division781

Accumulation unit value:
Beginning of period	$10.46	$17.82	$20.33	$18.96	$18.22
End of period	$10.75	$10.46	$17.82	$20.33	$18.96
Accumulation units outstanding
at the end of period	5,751	4,658	5,192	5,226	9,843

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.25	$14.52	$15.15	$13.17	$12.72
End of period	$11.54	$9.25	$14.52	$15.15	$13.17
Accumulation units outstanding
at the end of period	24,148	26,277	30,715	27,335	7,045

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division748

Accumulation unit value:
Beginning of period	$3.69	$6.66	$5.93	$5.54	$5.32
End of period	$5.92	$3.69	$6.66	$5.93	$5.54
Accumulation units outstanding
at the end of period	6,681	1,507	297	3,681	-

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$9.02	$17.53	$14.98	$15.51	$12.64
End of period	$10.13	$9.02	$17.53	$14.98	$15.51
Accumulation units outstanding
at the end of period	22,141	43,911	19,721	26,889	31,105

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$7.93	$14.16	$13.06	$11.89	$11.37
End of period	$9.63	$7.93	$14.16	$13.06	$11.89
Accumulation units outstanding
at the end of period	47,950	47,746	70,957	107,268	85,222

JNL/Oppenheimer Global Growth
Division781
Accumulation unit value:
Beginning of period	$8.50	$14.67	$14.09	$12.30	$10.99
End of period	$11.60	$8.50	$14.67	$14.09	$12.30
Accumulation units outstanding
at the end of period	-	2,995	5,093	8,060	3,854

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$4.90	N/A	N/A	N/A	N/A
End of period	$7.94	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,963	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$4.32	N/A	N/A	N/A	N/A
End of period	$7.38	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,123	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.25	$10.87	$10.27	N/A	N/A
End of period	$11.76	$10.25	$10.87	N/A	N/A
Accumulation units outstanding
at the end of period	36,491	33,689	4,354	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$14.09	$14.33	$13.52	$13.34	$13.31
End of period	$15.93	$14.09	$14.33	$13.52	$13.34
Accumulation units outstanding
at the end of period	29,829	33,796	28,643	37,330	17,268

JNL/PPM America Core Equity Division748

Accumulation unit value:
Beginning of period	$11.85	$20.33	$22.39	$20.10	$18.69
End of period	$14.68	$11.85	$20.33	$22.39	$20.10
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America High Yield Bond
Division781
Accumulation unit value:
Beginning of period	$8.82	$13.01	$13.44	$12.42	$12.59
End of period	$12.64	$8.82	$13.01	$13.44	$12.42
Accumulation units outstanding
at the end of period	2,194	939	1,281	1,545	2,577

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$10.07	$19.48	$21.08	$19.04	$18.35
End of period	$14.25	$10.07	$19.48	$21.08	$19.04
Accumulation units outstanding
at the end of period	182	102	108	-	-

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	$6.03	N/A	N/A	N/A	N/A
End of period	$8.13	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,340	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.94	N/A	N/A	N/A	N/A
End of period	$9.22	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,075	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$7.54	$10.46	N/A	N/A	N/A
End of period	$8.76	$7.54	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,584	6,907	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.26	$15.54	$14.54	$12.85	$11.86
End of period	$11.88	$9.26	$15.54	$14.54	$12.85
Accumulation units outstanding
at the end of period	841	7,257	7,334	20,772	-

JNL/S&P Managed Conservative Division781

Accumulation unit value:
Beginning of period	$9.71	$11.50	$11.05	$10.46	$10.33
End of period	$10.80	$9.71	$11.50	$11.05	$10.46
Accumulation units outstanding
at the end of period	5,264	-	1,003	27,700	25,898

JNL/S&P Managed Growth Division781

Accumulation unit value:
Beginning of period	$9.76	$15.42	$14.48	$12.96	$12.33
End of period	$12.24	$9.76	$15.42	$14.48	$12.96
Accumulation units outstanding
at the end of period	13,486	11,278	34,937	39,715	7,665

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division781

Accumulation unit value:
Beginning of period	$9.48	$12.29	$11.66	$10.78	$10.52
End of period	$11.01	$9.48	$12.29	$11.66	$10.78
Accumulation units outstanding
at the end of period	20,660	24,115	50,092	54,067	20,380

JNL/S&P Managed Moderate Growth
Division781
Accumulation unit value:
Beginning of period	$10.40	$14.64	$13.77	$12.53	$12.08
End of period	$12.57	$10.40	$14.64	$13.77	$12.53
Accumulation units outstanding
at the end of period	17,275	21,888	40,485	39,041	25,172

JNL/S&P Retirement 2015 Division1175

Accumulation unit value:
Beginning of period	$7.89	$11.53	$10.78	$10.41	N/A
End of period	$9.26	$7.89	$11.53	$10.78	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/S&P Retirement 2020 Division1197

Accumulation unit value:
Beginning of period	$7.64	$11.69	$10.91	$10.74	N/A
End of period	$9.07	$7.64	$11.69	$10.91	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.34	$10.23	N/A	N/A	N/A
End of period	$8.87	$6.34	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,533	N/A	N/A	N/A

JNL/Select Balanced Division781

Accumulation unit value:
Beginning of period	$20.18	$26.00	$24.70	$22.20	$21.89
End of period	$23.66	$20.18	$26.00	$24.70	$22.20
Accumulation units outstanding
at the end of period	8,667	3,854	4,095	4,377	3,134

JNL/Select Money Market Division781

Accumulation unit value:
Beginning of period	$12.10	$12.10	$11.79	$11.52	$11.45
End of period	$11.87	$12.10	$12.10	$11.79	$11.52
Accumulation units outstanding
at the end of period	42,232	17,388	22,128	2,610	5,219

JNL/Select Value Division781

Accumulation unit value:
Beginning of period	$13.99	$21.44	$20.30	$17.14	$16.76
End of period	$16.99	$13.99	$21.44	$20.30	$17.14
Accumulation units outstanding
at the end of period	1,611	6,354	1,956	3,088	264

JNL/T.Rowe Price Established Growth
Division781
Accumulation unit value:
Beginning of period	$16.83	$30.06	$27.88	$25.04	$23.78
End of period	$23.64	$16.83	$30.06	$27.88	$25.04
Accumulation units outstanding
at the end of period	5,043	7,052	13,580	11,166	900

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$24.39	$41.97	$36.57	$34.96	$31.15
End of period	$35.07	$24.39	$41.97	$36.57	$34.96
Accumulation units outstanding
at the end of period	5,429	5,366	4,599	5,471	2,201

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1087
Accumulation unit value:
Beginning of period	$9.61	$10.43	$10.17	$10.00	N/A
End of period	$10.13	$9.61	$10.43	$10.17	N/A
Accumulation units outstanding
at the end of period	2,701	6,722	4,418	-	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$9.00	$15.43	$15.63	$13.30	$13.00
End of period	$12.08	$9.00	$15.43	$15.63	$13.30
Accumulation units outstanding
at the end of period	27,541	18,524	19,343	3,393	2,608

Accumulation Unit Values
Contract with Endorsements - 2.11%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division2134

Accumulation unit value:
Beginning of period	$12.00	N/A	N/A	N/A	N/A
End of period	$12.53	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,441	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division2017

Accumulation unit value:
Beginning of period	$10.35	N/A	N/A	N/A	N/A
End of period	$13.04	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	23,772	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division2109

Accumulation unit value:
Beginning of period	$12.61	N/A	N/A	N/A	N/A
End of period	$13.36	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,883	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2101

Accumulation unit value:
Beginning of period	$12.46	N/A	N/A	N/A	N/A
End of period	$13.75	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,537	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division781

Accumulation unit value:
Beginning of period	$8.07	$12.82	$15.41	$11.54	$10.74
End of period	$10.47	$8.07	$12.82	$15.41	$11.54
Accumulation units outstanding
at the end of period	28,045	44,517	19,752	19,920	3,791

JNL/AIM International Growth Division781

Accumulation unit value:
Beginning of period	$10.18	$17.60	$16.38	$13.65	$12.92
End of period	$13.65	$10.18	$17.60	$16.38	$13.65
Accumulation units outstanding
at the end of period	11,694	10,597	11,447	12,137	2,219

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.39	$13.74	$12.13	$11.48	$10.80
End of period	$10.21	$8.39	$13.74	$12.13	$11.48
Accumulation units outstanding
at the end of period	33,547	2,271	14,044	11,847	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.93	$15.13	$13.88	$12.38	$11.29
End of period	$11.79	$8.93	$15.13	$13.88	$12.38
Accumulation units outstanding
at the end of period	474	-	-	751	-

JNL/Capital Guardian Global Balanced
Division748
Accumulation unit value:
Beginning of period	$8.56	$12.19	$11.53	$10.63	$9.75
End of period	$10.26	$8.56	$12.19	$11.53	$10.63
Accumulation units outstanding
at the end of period	7,960	8,542	1,001	165	-

JNL/Capital Guardian Global Diversified
Research Division748
Accumulation unit value:
Beginning of period	$15.96	$28.34	$24.00	$21.63	$21.02
End of period	$21.60	$15.96	$28.34	$24.00	$21.63
Accumulation units outstanding
at the end of period	3,710	2,006	-	-	-

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	$5.37	N/A	N/A	N/A	N/A
End of period	$6.64	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	870	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$15.92	$27.50	$25.60	$25.00	$23.89
End of period	$21.02	$15.92	$27.50	$25.60	$25.00
Accumulation units outstanding
at the end of period	2,609	-	-	-	-

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.51	$13.62	$10.20	N/A	N/A
End of period	$9.55	$6.51	$13.62	N/A	N/A
Accumulation units outstanding
at the end of period	16,791	32,494	13,631	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.49	$10.63	$9.98	N/A	N/A
End of period	$7.93	$6.49	$10.63	N/A	N/A
Accumulation units outstanding
at the end of period	49,674	-	2,273	N/A	N/A

JNL/Eagle Core Equity Division781

Accumulation unit value:
Beginning of period	$10.61	$17.77	$18.05	$16.40	$16.15
End of period	$13.90	$10.61	$17.77	$18.05	$16.40
Accumulation units outstanding
at the end of period	6,915	7,541	7,574	8,020	1,812

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$14.44	$23.90	$21.78	$18.52	$17.71
End of period	$19.16	$14.44	$23.90	$21.78	$18.52
Accumulation units outstanding
at the end of period	12,670	12,223	12,986	12,036	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.18	$9.89	$9.99	N/A	N/A
End of period	$7.88	$6.18	$9.89	N/A	N/A
Accumulation units outstanding
at the end of period	41,445	131,367	191,498	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	$5.73	$9.86	$10.08	N/A	N/A
End of period	$7.34	$5.73	$9.86	N/A	N/A
Accumulation units outstanding
at the end of period	278	-	2,132	N/A	N/A

JNL/Franklin Templeton Income
Division1093
Accumulation unit value:
Beginning of period	$7.43	$10.79	$10.83	$9.88	N/A
End of period	$9.66	$7.43	$10.79	$10.83	N/A
Accumulation units outstanding
at the end of period	3,087	2,930	3,983	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$5.97	$9.82	$10.12	N/A	N/A
End of period	$7.41	$5.97	$9.82	N/A	N/A
Accumulation units outstanding
at the end of period	261	-	2,166	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	$7.54	$11.52	$12.54	$10.88	$10.58
End of period	$9.87	$7.54	$11.52	$12.54	$10.88
Accumulation units outstanding
at the end of period	1,259	398	7,716	7,745	-

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$17.43	$18.77	$17.92	$17.48	$17.48
End of period	$19.48	$17.43	$18.77	$17.92	$17.48
Accumulation units outstanding
at the end of period	63,510	32,884	41,880	33,489	4,591

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	$11.11	N/A	N/A	N/A	N/A
End of period	$11.59	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,080	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division781
Accumulation unit value:
Beginning of period	$8.02	$12.81	$12.73	$11.23	$10.74
End of period	$10.41	$8.02	$12.81	$12.73	$11.23
Accumulation units outstanding
at the end of period	19,713	16,919	13,949	15,286	2,962

JNL/Ivy Asset Strategy Division2132

Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A
End of period	$10.35	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	682	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$8.91	$16.40	$14.96	$11.57	$10.31
End of period	$11.36	$8.91	$16.40	$14.96	$11.57
Accumulation units outstanding
at the end of period	43,622	42,251	38,317	34,095	3,206

JNL/JPMorgan MidCap Growth Division748

Accumulation unit value:
Beginning of period	$12.87	$23.65	$22.38	$20.39	$19.29
End of period	$18.01	$12.87	$23.65	$22.38	$20.39
Accumulation units outstanding
at the end of period	1,205	1,025	1,056	500	-

JNL/JPMorgan U.S. Government &
Quality Bond Division781
Accumulation unit value:
Beginning of period	$16.02	$15.36	$14.75	$14.59	$14.60
End of period	$16.27	$16.02	$15.36	$14.75	$14.59
Accumulation units outstanding
at the end of period	29,258	93,325	14,002	9,779	3,453

JNL/Lazard Emerging Markets Division1063

Accumulation unit value:
Beginning of period	$6.84	$13.99	$10.84	$9.98	N/A
End of period	$11.50	$6.84	$13.99	$10.84	N/A
Accumulation units outstanding
at the end of period	16,449	15,674	3,907	4,287	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$11.19	$18.72	$19.63	$17.50	$16.58
End of period	$15.30	$11.19	$18.72	$19.63	$17.50
Accumulation units outstanding
at the end of period	7,586	7,834	21,075	21,182	2,033

JNL/Lazard Small Cap Equity Division781

Accumulation unit value:
Beginning of period	$8.96	$14.91	$16.34	$14.29	$14.16
End of period	$8.45	$8.96	$14.91	$16.34	$14.29
Accumulation units outstanding
at the end of period	-	8,827	8,533	8,992	2,043

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$8.00	N/A	N/A	N/A	N/A
End of period	$11.19	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,513	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$6.25	N/A	N/A	N/A	N/A
End of period	$7.45	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,242	N/A	N/A	N/A	N/A

JNL/MCM 25 Division781

Accumulation unit value:
Beginning of period	$7.28	$11.48	$12.07	$10.98	$11.76
End of period	$10.90	$7.28	$11.48	$12.07	$10.98
Accumulation units outstanding
at the end of period	11,112	9,315	17,221	56,903	8,342

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.65	$11.48	$11.01	$10.85	$10.87
End of period	$12.06	$11.65	$11.48	$11.01	$10.85
Accumulation units outstanding
at the end of period	15,747	11,253	15,922	11,885	3,894

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.49	$5.91	$5.79	$4.34	$4.32
End of period	$4.29	$3.49	$5.91	$5.79	$4.34
Accumulation units outstanding
at the end of period	8,675	11,704	12,006	10,003	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division781
Accumulation unit value:
Beginning of period	$6.76	$10.05	$11.15	$10.03	$10.31
End of period	$8.82	$6.76	$10.05	$11.15	$10.03
Accumulation units outstanding
at the end of period	35,351	658	5,333	589	537

JNL/MCM Dow 10 Division748

Accumulation unit value:
Beginning of period	$5.67	$10.73	$10.85	$8.55	$9.00
End of period	$6.44	$5.67	$10.73	$10.85	$8.55
Accumulation units outstanding
at the end of period	27,671	19,071	27,609	70,700	-

JNL/MCM Dow Dividend Division1001

Accumulation unit value:
Beginning of period	$5.13	$10.35	$11.75	$10.06	N/A
End of period	$6.04	$5.13	$10.35	$11.75	N/A
Accumulation units outstanding
at the end of period	63,062	58,774	94,208	76,299	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.78	$9.49	$9.34	$8.16	$7.90
End of period	$5.38	$5.78	$9.49	$9.34	$8.16
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$12.06	N/A	N/A	N/A	N/A
End of period	$11.85	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,087	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division781

Accumulation unit value:
Beginning of period	$5.52	$11.42	$14.12	$12.15	$11.47
End of period	$6.41	$5.52	$11.42	$14.12	$12.15
Accumulation units outstanding
at the end of period	74,502	109,742	3,378	2,653	2,267

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$9.22	$18.30	$16.82	$12.26	$11.18
End of period	$11.84	$9.22	$18.30	$16.82	$12.26
Accumulation units outstanding
at the end of period	37,453	42,935	69,771	97,799	10,690

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$9.02	$12.00	$11.40	$10.95	$10.48
End of period	$10.69	$9.02	$12.00	$11.40	$10.95
Accumulation units outstanding
at the end of period	31,068	5,588	6,934	2,228	1,653

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$6.77	$9.78	N/A	N/A	N/A
End of period	$8.30	$6.77	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,385	3,568	N/A	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$10.97	$19.63	$18.17	$14.77	$13.67
End of period	$13.89	$10.97	$19.63	$18.17	$14.77
Accumulation units outstanding
at the end of period	14,905	16,676	18,892	19,028	2,346

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.67	$13.63	$13.73	$11.80	$11.28
End of period	$9.32	$7.67	$13.63	$13.73	$11.80
Accumulation units outstanding
at the end of period	215,264	299,114	482,416	431,799	44,050

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1068

Accumulation unit value:
Beginning of period	$6.27	$11.88	$10.68	$9.99	N/A
End of period	$8.46	$6.27	$11.88	$10.68	N/A
Accumulation units outstanding
at the end of period	20,221	23,906	21,839	-	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$7.18	$12.53	$10.75	$10.48	$9.98
End of period	$9.42	$7.18	$12.53	$10.75	$10.48
Accumulation units outstanding
at the end of period	8,374	12,408	11,405	1,551	-

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	$6.10	$11.49	N/A	N/A	N/A
End of period	$8.12	$6.10	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	988	17,997	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$21.42	$35.21	$26.58	$22.47	$20.52
End of period	$25.18	$21.42	$35.21	$26.58	$22.47
Accumulation units outstanding
at the end of period	17,810	25,629	21,913	8,408	2,559

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$8.66	N/A	N/A	N/A	N/A
End of period	$11.61	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,382	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division781

Accumulation unit value:
Beginning of period	$6.71	$13.61	$13.24	$12.92	$10.61
End of period	$7.87	$6.71	$13.61	$13.24	$12.92
Accumulation units outstanding
at the end of period	17,277	20,406	20,822	60,104	8,248

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division1080

Accumulation unit value:
Beginning of period	$7.05	$10.70	$10.16	$9.57	N/A
End of period	$8.20	$7.05	$10.70	$10.16	N/A
Accumulation units outstanding
at the end of period	4,571	4,425	6,262	2,810	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.54	$15.60	$14.83	$13.81	$12.92
End of period	$12.89	$9.54	$15.60	$14.83	$13.81
Accumulation units outstanding
at the end of period	12,003	11,365	13,225	12,529	2,196

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.43	$12.17	$11.85	$10.52	$10.40
End of period	$9.17	$7.43	$12.17	$11.85	$10.52
Accumulation units outstanding
at the end of period	53,616	15,100	16,409	14,978	2,826

JNL/MCM S&P SMid 60 Division1321

Accumulation unit value:
Beginning of period	$6.01	$8.80	$10.26	N/A	N/A
End of period	$9.52	$6.01	$8.80	N/A	N/A
Accumulation units outstanding
at the end of period	3,439	-	977	N/A	N/A

JNL/MCM Select Small-Cap Division781

Accumulation unit value:
Beginning of period	$10.45	$17.81	$20.31	$18.95	$18.21
End of period	$10.74	$10.45	$17.81	$20.31	$18.95
Accumulation units outstanding
at the end of period	20,026	15,087	26,619	41,159	5,963

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.26	$14.53	$15.16	$13.18	$12.73
End of period	$11.55	$9.26	$14.53	$15.16	$13.18
Accumulation units outstanding
at the end of period	19,080	9,874	11,112	8,987	2,280

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division781

Accumulation unit value:
Beginning of period	$3.68	$6.65	$5.93	$5.54	$5.28
End of period	$5.91	$3.68	$6.65	$5.93	$5.54
Accumulation units outstanding
at the end of period	43,731	98,285	123,491	23,621	5,310

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$9.02	$17.52	$14.98	$15.51	$12.64
End of period	$10.12	$9.02	$17.52	$14.98	$15.51
Accumulation units outstanding
at the end of period	42,181	51,465	53,692	105,467	12,284

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$7.93	$14.16	$13.06	$11.89	$11.37
End of period	$9.63	$7.93	$14.16	$13.06	$11.89
Accumulation units outstanding
at the end of period	22,385	22,927	14,845	8,555	3,876

JNL/Oppenheimer Global Growth
Division781
Accumulation unit value:
Beginning of period	$8.49	$14.67	$14.09	$12.30	$10.99
End of period	$11.59	$8.49	$14.67	$14.09	$12.30
Accumulation units outstanding
at the end of period	4,588	4,982	2,298	3,193	771

JNL/PAM Asia ex-Japan Division1786

Accumulation unit value:
Beginning of period	$4.78	$9.18	N/A	N/A	N/A
End of period	$7.94	$4.78	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,424	1,032	N/A	N/A	N/A

JNL/PAM China-India Division1779

Accumulation unit value:
Beginning of period	$4.13	$7.78	N/A	N/A	N/A
End of period	$7.38	$4.13	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	19,206	9,356	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.24	$10.87	$10.06	N/A	N/A
End of period	$11.76	$10.24	$10.87	N/A	N/A
Accumulation units outstanding
at the end of period	91,808	43,305	4,426	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$14.07	$14.31	$13.51	$13.33	$13.30
End of period	$15.90	$14.07	$14.31	$13.51	$13.33
Accumulation units outstanding
at the end of period	222,750	71,143	59,513	37,189	7,415

JNL/PPM America Core Equity Division748

Accumulation unit value:
Beginning of period	$11.83	$20.31	$22.37	$20.08	$18.68
End of period	$14.66	$11.83	$20.31	$22.37	$20.08
Accumulation units outstanding
at the end of period	-	973	847	816	-

JNL/PPM America High Yield Bond
Division781
Accumulation unit value:
Beginning of period	$8.82	$13.00	$13.43	$12.41	$12.58
End of period	$12.63	$8.82	$13.00	$13.43	$12.41
Accumulation units outstanding
at the end of period	29,948	16,897	13,971	22,928	2,029

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$10.05	$19.45	$21.05	$19.02	$18.33
End of period	$14.23	$10.05	$19.45	$21.05	$19.02
Accumulation units outstanding
at the end of period	621	-	-	-	-

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	$6.22	N/A	N/A	N/A	N/A
End of period	$8.13	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,323	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.64	$9.76	N/A	N/A	N/A
End of period	$9.22	$6.64	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	32,862	29,054	N/A	N/A	N/A

JNL/S&P Competitive Advantage
Division1451
Accumulation unit value:
Beginning of period	$6.85	$9.91	$10.00	N/A	N/A
End of period	$9.67	$6.85	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	1,600	514	47,360	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$8.69	N/A	N/A	N/A	N/A
End of period	$8.76	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	574	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	$6.68	$10.46	$10.27	N/A	N/A
End of period	$8.03	$6.68	$10.46	N/A	N/A
Accumulation units outstanding
at the end of period	12,490	12,626	9,271	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	$7.63	N/A	N/A	N/A	N/A
End of period	$8.56	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,549	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division1451

Accumulation unit value:
Beginning of period	$6.22	$9.91	$10.00	N/A	N/A
End of period	$9.57	$6.22	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	180	1,159	130,312	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.25	$15.53	$14.53	$12.84	$11.85
End of period	$11.87	$9.25	$15.53	$14.53	$12.84
Accumulation units outstanding
at the end of period	7,805	8,370	8,151	1,754	-

JNL/S&P Managed Conservative Division748

Accumulation unit value:
Beginning of period	$9.71	$11.49	$11.04	$10.46	$10.26
End of period	$10.79	$9.71	$11.49	$11.04	$10.46
Accumulation units outstanding
at the end of period	42,398	46,247	42,137	4,532	-

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$9.75	$15.40	$14.47	$12.95	$12.08
End of period	$12.22	$9.75	$15.40	$14.47	$12.95
Accumulation units outstanding
at the end of period	15,801	8,048	28,738	6,494	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division781

Accumulation unit value:
Beginning of period	$9.48	$12.29	$11.65	$10.78	$10.52
End of period	$11.01	$9.48	$12.29	$11.65	$10.78
Accumulation units outstanding
at the end of period	75,993	73,328	79,226	58,989	25,084

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$10.39	$14.63	$13.75	$12.52	$11.85
End of period	$12.55	$10.39	$14.63	$13.75	$12.52
Accumulation units outstanding
at the end of period	36,810	45,396	48,787	47,998	-

JNL/S&P Retirement 2015 Division1076

Accumulation unit value:
Beginning of period	$7.89	$11.53	$10.78	$9.88	N/A
End of period	$9.25	$7.89	$11.53	$10.78	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division1073

Accumulation unit value:
Beginning of period	$8.83	$11.02	$10.53	$9.90	N/A
End of period	$9.88	$8.83	$11.02	$10.53	N/A
Accumulation units outstanding
at the end of period	-	1,610	1,398	1,845	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division1451

Accumulation unit value:
Beginning of period	$6.34	$10.06	$10.00	N/A	N/A
End of period	$8.86	$6.34	$10.06	N/A	N/A
Accumulation units outstanding
at the end of period	1,322	481	1,127	N/A	N/A

JNL/Select Balanced Division781

Accumulation unit value:
Beginning of period	$20.16	$25.97	$24.68	$22.17	$21.87
End of period	$23.62	$20.16	$25.97	$24.68	$22.17
Accumulation units outstanding
at the end of period	17,866	20,304	16,236	14,635	3,170

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$12.07	$12.06	$11.76	$11.49	$11.42
End of period	$11.83	$12.07	$12.06	$11.76	$11.49
Accumulation units outstanding
at the end of period	28,122	49,437	6,744	6,183	-

JNL/Select Value Division781

Accumulation unit value:
Beginning of period	$13.98	$21.43	$20.29	$17.14	$16.76
End of period	$16.97	$13.98	$21.43	$20.29	$17.14
Accumulation units outstanding
at the end of period	36,293	27,763	23,354	25,218	383

JNL/T.Rowe Price Established Growth
Division748
Accumulation unit value:
Beginning of period	$16.80	$30.03	$27.85	$25.02	$23.64
End of period	$23.61	$16.80	$30.03	$27.85	$25.02
Accumulation units outstanding
at the end of period	7,637	20,132	14,913	13,533	-

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$24.36	$41.91	$36.52	$34.93	$31.12
End of period	$35.02	$24.36	$41.91	$36.52	$34.93
Accumulation units outstanding
at the end of period	11,770	12,623	8,282	8,775	865

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1064
Accumulation unit value:
Beginning of period	$9.61	$10.43	$10.17	$10.00	N/A
End of period	$10.12	$9.61	$10.43	$10.17	N/A
Accumulation units outstanding
at the end of period	7,645	3,473	14,374	1,940	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$8.99	$15.42	$15.62	$13.29	$12.99
End of period	$12.07	$8.99	$15.42	$15.62	$13.29
Accumulation units outstanding
at the end of period	16,637	23,311	27,146	16,502	2,680

Accumulation Unit Values
Contract with Endorsements - 2.12%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM International Growth Division1224

Accumulation unit value:
Beginning of period	$10.17	$17.58	$16.43	N/A	N/A
End of period	$13.63	$10.17	$17.58	N/A	N/A
Accumulation units outstanding
at the end of period	7,030	7,116	18,661	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division1224
Accumulation unit value:
Beginning of period	$8.90	$16.38	$15.03	N/A	N/A
End of period	$11.34	$8.90	$16.38	N/A	N/A
Accumulation units outstanding
at the end of period	8,926	9,035	9,243	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division1224

Accumulation unit value:
Beginning of period	$6.84	$13.98	$10.83	N/A	N/A
End of period	$11.50	$6.84	$13.98	N/A	N/A
Accumulation units outstanding
at the end of period	35,916	19,331	12,821	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1224

Accumulation unit value:
Beginning of period	$5.13	$10.35	$11.74	N/A	N/A
End of period	$6.04	$5.13	$10.35	N/A	N/A
Accumulation units outstanding
at the end of period	21,479	28,896	23,665	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division1224

Accumulation unit value:
Beginning of period	$9.01	$17.51	$14.57	N/A	N/A
End of period	$10.12	$9.01	$17.51	N/A	N/A
Accumulation units outstanding
at the end of period	15,986	16,182	34,218	N/A	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.64	$7.01	N/A	N/A	N/A
End of period	$9.22	$6.64	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,826	31,610	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.145%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2147

Accumulation unit value:
Beginning of period	$13.78	N/A	N/A	N/A	N/A
End of period	$13.75	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,773	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division1224

Accumulation unit value:
Beginning of period	$8.06	$12.81	$15.39	N/A	N/A
End of period	$10.46	$8.06	$12.81	N/A	N/A
Accumulation units outstanding
at the end of period	23,775	12,889	12,351	N/A	N/A

JNL/AIM International Growth Division

Accumulation unit value:
Beginning of period	$10.13	$17.44	N/A	N/A	N/A
End of period	$13.59	$10.13	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,122	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced
Division1224
Accumulation unit value:
Beginning of period	$8.53	$12.16	$11.48	N/A	N/A
End of period	$10.23	$8.53	$12.16	N/A	N/A
Accumulation units outstanding
at the end of period	32,220	11,610	53,875	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	$15.88	$27.99	N/A	N/A	N/A
End of period	$21.48	$15.88	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,714	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	$4.45	$7.78	N/A	N/A	N/A
End of period	$6.64	$4.45	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	24,802	6,714	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	$16.38	N/A	N/A	N/A	N/A
End of period	$20.91	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,163	N/A	N/A	N/A	N/A

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.50	$13.66	N/A	N/A	N/A
End of period	$9.54	$6.50	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	100,453	15,906	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.48	$9.42	N/A	N/A	N/A
End of period	$7.92	$6.48	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	24,539	11,921	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$14.38	$23.44	N/A	N/A	N/A
End of period	$19.07	$14.38	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,477	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division1286
Accumulation unit value:
Beginning of period	$6.18	$9.89	$10.13	N/A	N/A
End of period	$7.87	$6.18	$9.89	N/A	N/A
Accumulation units outstanding
at the end of period	54,201	57,951	83,507	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	$5.73	$8.95	N/A	N/A	N/A
End of period	$7.34	$5.73	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,372	2,128	N/A	N/A	N/A

JNL/Franklin Templeton Income
Division1224
Accumulation unit value:
Beginning of period	$7.42	$10.79	$10.83	N/A	N/A
End of period	$9.65	$7.42	$10.79	N/A	N/A
Accumulation units outstanding
at the end of period	52,581	1,830	30,518	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$5.97	$9.70	N/A	N/A	N/A
End of period	$7.40	$5.97	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,342	2,101	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division
Accumulation unit value:
Beginning of period	$17.35	$18.80	N/A	N/A	N/A
End of period	$19.38	$17.35	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,839	15,612	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	$9.55	N/A	N/A	N/A	N/A
End of period	$11.59	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	26,319	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division2173

Accumulation unit value:
Beginning of period	$10.30	N/A	N/A	N/A	N/A
End of period	$10.35	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	28,328	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division
Accumulation unit value:
Beginning of period	$8.88	$16.28	N/A	N/A	N/A
End of period	$11.31	$8.88	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	19,065	7,382	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$13.23	N/A	N/A	N/A	N/A
End of period	$17.92	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,501	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division
Accumulation unit value:
Beginning of period	$15.94	$15.42	N/A	N/A	N/A
End of period	$16.18	$15.94	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,278	12,922	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division1224

Accumulation unit value:
Beginning of period	$6.83	$13.98	$10.83	N/A	N/A
End of period	$11.49	$6.83	$13.98	N/A	N/A
Accumulation units outstanding
at the end of period	76,910	15,223	12,990	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1224

Accumulation unit value:
Beginning of period	$7.26	$11.44	$12.09	N/A	N/A
End of period	$10.86	$7.26	$11.44	N/A	N/A
Accumulation units outstanding
at the end of period	-	11,773	12,902	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	$11.62	$11.52	N/A	N/A	N/A
End of period	$12.03	$11.62	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	39,292	7,870	N/A	N/A	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	$6.74	$9.82	N/A	N/A	N/A
End of period	$8.78	$6.74	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	14,969	N/A	N/A	N/A

JNL/MCM Dow 10 Division1224

Accumulation unit value:
Beginning of period	$5.65	$10.70	$10.80	N/A	N/A
End of period	$6.41	$5.65	$10.70	N/A	N/A
Accumulation units outstanding
at the end of period	-	14,501	14,264	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$11.53	N/A	N/A	N/A	N/A
End of period	$11.85	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,474	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division1224

Accumulation unit value:
Beginning of period	$9.19	$18.25	$16.76	N/A	N/A
End of period	$11.79	$9.19	$18.25	N/A	N/A
Accumulation units outstanding
at the end of period	3,647	24,107	18,041	N/A	N/A

JNL/MCM Global Alpha Division2135

Accumulation unit value:
Beginning of period	$10.07	N/A	N/A	N/A	N/A
End of period	$9.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	48,514	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	$8.99	$11.88	N/A	N/A	N/A
End of period	$10.65	$8.99	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,873	37,179	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	$10.95	$19.54	N/A	N/A	N/A
End of period	$13.85	$10.95	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	27,653	8,092	N/A	N/A	N/A

JNL/MCM JNL 5 Division1224

Accumulation unit value:
Beginning of period	$7.66	$13.62	$13.63	N/A	N/A
End of period	$9.31	$7.66	$13.62	N/A	N/A
Accumulation units outstanding
at the end of period	103,628	83,615	33,168	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1224

Accumulation unit value:
Beginning of period	$6.27	$11.87	$10.64	N/A	N/A
End of period	$8.45	$6.27	$11.87	N/A	N/A
Accumulation units outstanding
at the end of period	57,900	57,954	154,192	N/A	N/A

JNL/MCM Nasdaq 25 Division1224

Accumulation unit value:
Beginning of period	$7.17	$12.52	$10.68	N/A	N/A
End of period	$9.41	$7.17	$12.52	N/A	N/A
Accumulation units outstanding
at the end of period	10,392	2,052	6,816	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	$6.09	$11.49	N/A	N/A	N/A
End of period	$8.11	$6.09	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,387	12,007	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	$21.35	$35.39	N/A	N/A	N/A
End of period	$25.09	$21.35	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,021	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$11.61	N/A	N/A	N/A	N/A
End of period	$11.61	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,530	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division1224

Accumulation unit value:
Beginning of period	$6.69	$13.57	$12.96	N/A	N/A
End of period	$7.84	$6.69	$13.57	N/A	N/A
Accumulation units outstanding
at the end of period	28,146	43,388	11,697	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$7.97	N/A	N/A	N/A	N/A
End of period	$8.19	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	55,380	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	$9.51	$15.38	N/A	N/A	N/A
End of period	$12.85	$9.51	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,549	9,373	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	$7.42	$11.98	N/A	N/A	N/A
End of period	$9.14	$7.42	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	11,589	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$6.01	$8.69	N/A	N/A	N/A
End of period	$9.51	$6.01	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	30,973	8,749	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division1224

Accumulation unit value:
Beginning of period	$10.42	$17.76	$19.94	N/A	N/A
End of period	$10.70	$10.42	$17.76	N/A	N/A
Accumulation units outstanding
at the end of period	13,416	8,413	7,985	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	$9.23	$14.26	N/A	N/A	N/A
End of period	$11.51	$9.23	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,403	9,602	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$3.83	N/A	N/A	N/A	N/A
End of period	$5.89	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	70,698	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$9.00	$17.30	N/A	N/A	N/A
End of period	$10.10	$9.00	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	39,838	4,310	N/A	N/A	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	$8.48	$14.50	N/A	N/A	N/A
End of period	$11.57	$8.48	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	28,533	6,586	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$7.37	N/A	N/A	N/A	N/A
End of period	$7.93	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,948	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1840

Accumulation unit value:
Beginning of period	$4.13	$6.60	N/A	N/A	N/A
End of period	$7.37	$4.13	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,594	12,654	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.24	$11.07	N/A	N/A	N/A
End of period	$11.75	$10.24	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	50,565	22,593	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	$14.02	$14.38	N/A	N/A	N/A
End of period	$15.84	$14.02	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	164,299	21,994	N/A	N/A	N/A

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division
Accumulation unit value:
Beginning of period	$8.78	$12.96	N/A	N/A	N/A
End of period	$12.58	$8.78	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,271	1,642	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	$10.00	$19.01	N/A	N/A	N/A
End of period	$14.16	$10.00	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	4,267	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	$8.21	N/A	N/A	N/A	N/A
End of period	$8.12	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	101,571	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.64	$9.76	N/A	N/A	N/A
End of period	$9.21	$6.64	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	95,354	49,721	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$7.15	N/A	N/A	N/A	N/A
End of period	$9.67	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,592	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	$6.82	N/A	N/A	N/A	N/A
End of period	$8.02	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	50,276	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	$7.32	N/A	N/A	N/A	N/A
End of period	$8.55	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	29,045	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$6.55	N/A	N/A	N/A	N/A
End of period	$9.56	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,673	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$9.72	N/A	N/A	N/A	N/A
End of period	$10.77	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	99,926	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	$9.94	N/A	N/A	N/A	N/A
End of period	$12.17	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,251	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth
Division1224
Accumulation unit value:
Beginning of period	$10.35	$14.58	$13.72	N/A	N/A
End of period	$12.50	$10.35	$14.58	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	94,933	N/A	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.63	N/A	N/A	N/A	N/A
End of period	$8.86	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,100	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$20.06	$25.72	N/A	N/A	N/A
End of period	$23.50	$20.06	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	23,433	5,691	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$12.01	$12.01	N/A	N/A	N/A
End of period	$11.77	$12.01	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	65,279	128,711	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth
Division
Accumulation unit value:
Beginning of period	$16.72	$29.57	N/A	N/A	N/A
End of period	$23.49	$16.72	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	783	3,943	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division
Accumulation unit value:
Beginning of period	$24.24	$41.13	N/A	N/A	N/A
End of period	$34.84	$24.24	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,111	2,163	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	$9.60	$10.46	N/A	N/A	N/A
End of period	$10.11	$9.60	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,783	28,122	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	$8.96	$15.17	N/A	N/A	N/A
End of period	$12.03	$8.96	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,386	1,309	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.15%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division2040

Accumulation unit value:
Beginning of period	$10.81	N/A	N/A	N/A	N/A
End of period	$12.53	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	51,171	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division2019

Accumulation unit value:
Beginning of period	$10.07	N/A	N/A	N/A	N/A
End of period	$13.03	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	67,118	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division2014

Accumulation unit value:
Beginning of period	$10.25	N/A	N/A	N/A	N/A
End of period	$13.36	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	50,200	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2053

Accumulation unit value:
Beginning of period	$11.79	N/A	N/A	N/A	N/A
End of period	$13.75	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	19,915	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division781

Accumulation unit value:
Beginning of period	$8.06	$12.81	$15.40	$11.53	$10.13
End of period	$10.45	$8.06	$12.81	$15.40	$11.53
Accumulation units outstanding
at the end of period	79,307	83,030	65,232	68,202	13,828

JNL/AIM International Growth Division781

Accumulation unit value:
Beginning of period	$10.12	$17.51	$16.30	$13.59	$12.87
End of period	$13.57	$10.12	$17.51	$16.30	$13.59
Accumulation units outstanding
at the end of period	90,795	116,989	101,151	67,143	15,321

JNL/AIM Large Cap Growth Division781

Accumulation unit value:
Beginning of period	$8.36	$13.71	$12.10	$11.46	$10.94
End of period	$10.17	$8.36	$13.71	$12.10	$11.46
Accumulation units outstanding
at the end of period	94,854	81,649	26,964	16,530	542

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division781

Accumulation unit value:
Beginning of period	$8.91	$15.10	$13.85	$12.36	$11.82
End of period	$11.75	$8.91	$15.10	$13.85	$12.36
Accumulation units outstanding
at the end of period	24,189	36,126	3,776	1,523	905

JNL/Capital Guardian Global Balanced
Division781
Accumulation unit value:
Beginning of period	$8.53	$12.15	$11.50	$10.61	$10.05
End of period	$10.22	$8.53	$12.15	$11.50	$10.61
Accumulation units outstanding
at the end of period	141,691	107,681	57,687	48,761	4,168

JNL/Capital Guardian Global Diversified
Research Division781
Accumulation unit value:
Beginning of period	$15.87	$28.20	$23.88	$21.54	$20.39
End of period	$21.48	$15.87	$28.20	$23.88	$21.54
Accumulation units outstanding
at the end of period	69,059	42,161	16,910	2,775	596

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	$4.45	$9.39	N/A	N/A	N/A
End of period	$6.64	$4.45	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	66,607	35,337	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division781
Accumulation unit value:
Beginning of period	$15.83	$27.36	$25.48	$24.89	$23.34
End of period	$20.89	$15.83	$27.36	$25.48	$24.89
Accumulation units outstanding
at the end of period	91,341	41,172	16,812	990	357

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.50	$13.62	$10.14	N/A	N/A
End of period	$9.54	$6.50	$13.62	N/A	N/A
Accumulation units outstanding
at the end of period	342,655	337,641	167,130	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.48	$10.63	$10.21	N/A	N/A
End of period	$7.92	$6.48	$10.63	N/A	N/A
Accumulation units outstanding
at the end of period	39,419	229,327	19,333	N/A	N/A

JNL/Eagle Core Equity Division781

Accumulation unit value:
Beginning of period	$10.55	$17.69	$17.97	$16.34	$16.10
End of period	$13.83	$10.55	$17.69	$17.97	$16.34
Accumulation units outstanding
at the end of period	14,995	13,121	10,290	5,679	1,926

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$14.37	$23.80	$21.69	$18.46	$17.65
End of period	$19.06	$14.37	$23.80	$21.69	$18.46
Accumulation units outstanding
at the end of period	51,027	60,442	59,055	17,483	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.18	$9.88	$10.00	N/A	N/A
End of period	$7.87	$6.18	$9.88	N/A	N/A
Accumulation units outstanding
at the end of period	610,600	663,433	661,263	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	$5.73	$9.86	$10.05	N/A	N/A
End of period	$7.34	$5.73	$9.86	N/A	N/A
Accumulation units outstanding
at the end of period	84,331	67,472	62,168	N/A	N/A

JNL/Franklin Templeton Income
Division1089
Accumulation unit value:
Beginning of period	$7.42	$10.79	$10.82	$9.92	N/A
End of period	$9.65	$7.42	$10.79	$10.82	N/A
Accumulation units outstanding
at the end of period	464,612	467,193	568,040	42,200	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$5.97	$9.82	$10.10	N/A	N/A
End of period	$7.40	$5.97	$9.82	N/A	N/A
Accumulation units outstanding
at the end of period	135,830	99,927	91,652	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division781
Accumulation unit value:
Beginning of period	$7.53	$11.51	$12.53	$10.87	$10.52
End of period	$9.85	$7.53	$11.51	$12.53	$10.87
Accumulation units outstanding
at the end of period	66,130	82,418	67,092	25,081	1,915

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$17.33	$18.68	$17.84	$17.41	$17.41
End of period	$19.37	$17.33	$18.68	$17.84	$17.41
Accumulation units outstanding
at the end of period	119,208	100,940	127,809	20,061	6,088

JNL/Goldman Sachs Emerging Markets
Debt Division1918
Accumulation unit value:
Beginning of period	$9.63	$9.41	N/A	N/A	N/A
End of period	$11.59	$9.63	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	43,730	10,191	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division781
Accumulation unit value:
Beginning of period	$8.00	$12.80	$12.72	$11.23	$10.32
End of period	$10.39	$8.00	$12.80	$12.72	$11.23
Accumulation units outstanding
at the end of period	88,221	92,056	91,863	27,768	1,524

JNL/Ivy Asset Strategy Division2129

Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A
End of period	$10.35	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	334,405	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005
JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$8.87	$16.33	$14.91	$11.54	$10.28
End of period	$11.30	$8.87	$16.33	$14.91	$11.54
Accumulation units outstanding
at the end of period	125,659	146,542	105,130	89,969	8,314

JNL/JPMorgan MidCap Growth Division781

Accumulation unit value:
Beginning of period	$12.80	$23.53	$22.27	$20.31	$19.32
End of period	$17.90	$12.80	$23.53	$22.27	$20.31
Accumulation units outstanding
at the end of period	12,805	17,390	13,954	10,049	8,694

JNL/JPMorgan U.S. Government &
Quality Bond Division781
Accumulation unit value:
Beginning of period	$15.93	$15.28	$14.68	$14.52	$14.54
End of period	$16.17	$15.93	$15.28	$14.68	$14.52
Accumulation units outstanding
at the end of period	94,626	135,060	27,286	22,749	1,051

JNL/Lazard Emerging Markets Division1063

Accumulation unit value:
Beginning of period	$6.83	$13.98	$10.83	$9.98	N/A
End of period	$11.48	$6.83	$13.98	$10.83	N/A
Accumulation units outstanding
at the end of period	165,033	137,493	135,518	26,529	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$11.14	$18.64	$19.56	$17.45	$16.53
End of period	$15.22	$11.14	$18.64	$19.56	$17.45
Accumulation units outstanding
at the end of period	45,753	59,352	74,671	31,772	11,185

JNL/Lazard Small Cap Equity Division781

Accumulation unit value:
Beginning of period	$8.93	$14.85	$16.28	$14.24	$14.12
End of period	$8.41	$8.93	$14.85	$16.28	$14.24
Accumulation units outstanding
at the end of period	-	37,901	41,532	5,460	1,649

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$9.70	N/A	N/A	N/A	N/A
End of period	$12.05	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,396	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$7.67	N/A	N/A	N/A	N/A
End of period	$11.18	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,182	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1334
Accumulation unit value:
Beginning of period	$6.10	$9.78	$10.12	N/A	N/A
End of period	$7.44	$6.10	$9.78	N/A	N/A
Accumulation units outstanding
at the end of period	47,413	62,471	25,074	N/A	N/A

JNL/MCM 25 Division781

Accumulation unit value:
Beginning of period	$7.25	$11.44	$12.03	$10.95	$11.73
End of period	$10.86	$7.25	$11.44	$12.03	$10.95
Accumulation units outstanding
at the end of period	97,447	134,404	105,548	171,949	50,041

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.62	$11.45	$10.99	$10.84	$10.86
End of period	$12.03	$11.62	$11.45	$10.99	$10.84
Accumulation units outstanding
at the end of period	316,612	132,005	107,003	44,100	8,796

JNL/MCM Communications Sector
Division781
Accumulation unit value:
Beginning of period	$3.48	$5.89	$5.77	$4.33	$4.27
End of period	$4.28	$3.48	$5.89	$5.77	$4.33
Accumulation units outstanding
at the end of period	72,472	104,607	147,789	120,191	9,860

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division748
Accumulation unit value:
Beginning of period	$6.74	$10.02	$11.11	$10.01	$10.35
End of period	$8.78	$6.74	$10.02	$11.11	$10.01
Accumulation units outstanding
at the end of period	5,518	6,701	4,157	1,172	-

JNL/MCM Dow 10 Division781

Accumulation unit value:
Beginning of period	$5.65	$10.70	$10.82	$8.53	$9.12
End of period	$6.41	$5.65	$10.70	$10.82	$8.53
Accumulation units outstanding
at the end of period	165,777	212,247	158,494	301,322	50,134

JNL/MCM Dow Dividend Division992

Accumulation unit value:
Beginning of period	$5.13	$10.35	$11.75	$10.00	N/A
End of period	$6.03	$5.13	$10.35	$11.75	N/A
Accumulation units outstanding
at the end of period	380,625	392,944	386,974	131,320	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division781
Accumulation unit value:
Beginning of period	$5.76	$9.45	$9.31	$8.14	$8.12
End of period	$5.36	$5.76	$9.45	$9.31	$8.14
Accumulation units outstanding
at the end of period	-	12,085	15,458	13,254	1,880

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$11.29	N/A	N/A	N/A	N/A
End of period	$11.85	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,898	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division781

Accumulation unit value:
Beginning of period	$5.50	$11.38	$14.08	$12.12	$11.45
End of period	$6.38	$5.50	$11.38	$14.08	$12.12
Accumulation units outstanding
at the end of period	123,644	131,356	132,944	76,128	27,059

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$9.19	$18.24	$16.77	$12.23	$11.15
End of period	$11.79	$9.19	$18.24	$16.77	$12.23
Accumulation units outstanding
at the end of period	144,733	215,949	307,252	237,335	63,560

JNL/MCM Global Alpha Division2150

Accumulation unit value:
Beginning of period	$9.95	N/A	N/A	N/A	N/A
End of period	$9.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,514	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$8.99	$11.96	$11.36	$10.92	$10.45
End of period	$10.64	$8.99	$11.96	$11.36	$10.92
Accumulation units outstanding
at the end of period	90,951	167,636	196,803	94,737	35,272

JNL/MCM Index 5 Division1359

Accumulation unit value:
Beginning of period	$6.77	$9.86	$10.30	N/A	N/A
End of period	$8.29	$6.77	$9.86	N/A	N/A
Accumulation units outstanding
at the end of period	45,057	47,858	40,531	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$10.94	$19.59	$18.13	$14.75	$13.66
End of period	$13.85	$10.94	$19.59	$18.13	$14.75
Accumulation units outstanding
at the end of period	143,731	137,284	132,440	42,818	11,934

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.66	$13.62	$13.72	$11.79	$11.28
End of period	$9.30	$7.66	$13.62	$13.72	$11.79
Accumulation units outstanding
at the end of period	2,251,398	2,739,283	3,098,803	1,433,403	269,238

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1070

Accumulation unit value:
Beginning of period	$6.27	$11.87	$10.68	$9.75	N/A
End of period	$8.45	$6.27	$11.87	$10.68	N/A
Accumulation units outstanding
at the end of period	305,813	377,001	266,222	25,309	N/A

JNL/MCM Nasdaq 25 Division781

Accumulation unit value:
Beginning of period	$7.17	$12.52	$10.74	$10.48	$10.18
End of period	$9.40	$7.17	$12.52	$10.74	$10.48
Accumulation units outstanding
at the end of period	77,541	73,012	72,971	23,737	4,177

JNL/MCM NYSE International 25
Division1320
Accumulation unit value:
Beginning of period	$6.09	$11.51	$10.35	N/A	N/A
End of period	$8.11	$6.09	$11.51	N/A	N/A
Accumulation units outstanding
at the end of period	146,532	123,377	68,112	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$21.34	$35.09	$26.50	$22.42	$20.47
End of period	$25.08	$21.34	$35.09	$26.50	$22.42
Accumulation units outstanding
at the end of period	103,184	134,107	114,088	66,117	28,292

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$7.45	N/A	N/A	N/A	N/A
End of period	$11.61	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	20,440	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division781

Accumulation unit value:
Beginning of period	$6.69	$13.56	$13.20	$12.88	$10.59
End of period	$7.84	$6.69	$13.56	$13.20	$12.88
Accumulation units outstanding
at the end of period	127,288	155,092	103,663	219,725	59,246

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division1115

Accumulation unit value:
Beginning of period	$7.04	$10.69	$10.15	$9.45	N/A
End of period	$8.19	$7.04	$10.69	$10.15	N/A
Accumulation units outstanding
at the end of period	5,767	7,282	9,617	4,559	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.51	$15.57	$14.80	$13.79	$12.91
End of period	$12.85	$9.51	$15.57	$14.80	$13.79
Accumulation units outstanding
at the end of period	131,262	143,913	113,370	62,026	15,121

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.41	$12.15	$11.83	$10.50	$10.39
End of period	$9.14	$7.41	$12.15	$11.83	$10.50
Accumulation units outstanding
at the end of period	285,520	253,677	191,561	67,006	13,978

JNL/MCM S&P SMid 60 Division1311

Accumulation unit value:
Beginning of period	$6.01	$8.80	$10.29	N/A	N/A
End of period	$9.51	$6.01	$8.80	N/A	N/A
Accumulation units outstanding
at the end of period	139,393	127,174	99,966	N/A	N/A

JNL/MCM Select Small-Cap Division781

Accumulation unit value:
Beginning of period	$10.41	$17.75	$20.25	$18.90	$18.17
End of period	$10.69	$10.41	$17.75	$20.25	$18.90
Accumulation units outstanding
at the end of period	72,279	59,334	64,806	111,522	33,008

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.23	$14.49	$15.13	$13.15	$12.71
End of period	$11.50	$9.23	$14.49	$15.13	$13.15
Accumulation units outstanding
at the end of period	128,857	120,865	91,533	49,704	12,479

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division781

Accumulation unit value:
Beginning of period	$3.67	$6.63	$5.91	$5.52	$5.27
End of period	$5.89	$3.67	$6.63	$5.91	$5.52
Accumulation units outstanding
at the end of period	150,916	186,392	255,125	126,945	42,254

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$9.00	$17.50	$14.96	$15.50	$12.63
End of period	$10.10	$9.00	$17.50	$14.96	$15.50
Accumulation units outstanding
at the end of period	323,190	409,740	403,041	260,245	60,884

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$7.92	$14.14	$13.05	$11.88	$11.36
End of period	$9.61	$7.92	$14.14	$13.05	$11.88
Accumulation units outstanding
at the end of period	141,250	169,147	208,435	97,707	18,716

JNL/Oppenheimer Global Growth
Division781
Accumulation unit value:
Beginning of period	$8.47	$14.63	$14.06	$12.28	$10.97
End of period	$11.55	$8.47	$14.63	$14.06	$12.28
Accumulation units outstanding
at the end of period	62,276	66,804	56,024	39,302	3,133

JNL/PAM Asia ex-Japan Division1780

Accumulation unit value:
Beginning of period	$4.78	$8.90	N/A	N/A	N/A
End of period	$7.93	$4.78	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	35,886	8,678	N/A	N/A	N/A

JNL/PAM China-India Division1779

Accumulation unit value:
Beginning of period	$4.13	$7.78	N/A	N/A	N/A
End of period	$7.37	$4.13	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	92,085	25,845	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.24	$10.86	$10.17	N/A	N/A
End of period	$11.75	$10.24	$10.86	N/A	N/A
Accumulation units outstanding
at the end of period	474,472	205,775	46,206	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$14.01	$14.26	$13.46	$13.29	$13.26
End of period	$15.83	$14.01	$14.26	$13.46	$13.29
Accumulation units outstanding
at the end of period	687,949	346,134	244,295	94,805	26,403

JNL/PPM America Core Equity Division748

Accumulation unit value:
Beginning of period	$11.77	$20.21	$22.26	$20.00	$18.60
End of period	$14.58	$11.77	$20.21	$22.26	$20.00
Accumulation units outstanding
at the end of period	-	8,436	378	30	-

JNL/PPM America High Yield Bond
Division781
Accumulation unit value:
Beginning of period	$8.78	$12.95	$13.38	$12.37	$12.54
End of period	$12.57	$8.78	$12.95	$13.38	$12.37
Accumulation units outstanding
at the end of period	174,108	139,941	51,088	32,112	5,354

JNL/PPM America Mid Cap Value
Division1779
Accumulation unit value:
Beginning of period	$5.61	$10.10	N/A	N/A	N/A
End of period	$8.09	$5.61	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,305	355	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division1802
Accumulation unit value:
Beginning of period	$6.21	$10.53	N/A	N/A	N/A
End of period	$8.15	$6.21	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,751	5,623	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$10.00	$19.35	$20.95	$18.94	$18.26
End of period	$14.15	$10.00	$19.35	$20.95	$18.94
Accumulation units outstanding
at the end of period	6,664	4,431	1,670	233	-

JNL/Red Rocks Listed Private Equity
Division1918
Accumulation unit value:
Beginning of period	$5.91	$8.32	N/A	N/A	N/A
End of period	$8.12	$5.91	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	33,813	5,778	N/A	N/A	N/A

JNL/S&P 4 Division1455

Accumulation unit value:
Beginning of period	$6.63	$9.91	$10.32	N/A	N/A
End of period	$9.21	$6.63	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	312,897	356,151	112,785	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$6.85	$9.66	N/A	N/A	N/A
End of period	$9.66	$6.85	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	32,005	3,733	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.21	$10.43	$9.76	N/A	N/A
End of period	$7.62	$6.21	$10.43	N/A	N/A
Accumulation units outstanding
at the end of period	15,905	15,766	5,387	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$7.53	$10.48	$10.12	N/A	N/A
End of period	$8.75	$7.53	$10.48	N/A	N/A
Accumulation units outstanding
at the end of period	43,704	44,798	34,231	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	$6.67	$10.45	$9.85	N/A	N/A
End of period	$8.02	$6.67	$10.45	N/A	N/A
Accumulation units outstanding
at the end of period	140,000	89,025	53,736	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	$7.08	$9.10	N/A	N/A	N/A
End of period	$8.55	$7.08	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	19,376	11,065	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$6.22	$9.36	N/A	N/A	N/A
End of period	$9.56	$6.22	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	24,691	2,181	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division781
Accumulation unit value:
Beginning of period	$9.21	$15.47	$14.48	$12.80	$12.08
End of period	$11.81	$9.21	$15.47	$14.48	$12.80
Accumulation units outstanding
at the end of period	179,175	182,938	212,837	73,021	8,654

JNL/S&P Managed Conservative Division781

Accumulation unit value:
Beginning of period	$9.69	$11.48	$11.04	$10.45	$10.33
End of period	$10.77	$9.69	$11.48	$11.04	$10.45
Accumulation units outstanding
at the end of period	479,752	435,256	212,331	32,189	1,517

JNL/S&P Managed Growth Division781

Accumulation unit value:
Beginning of period	$9.71	$15.34	$14.42	$12.91	$12.29
End of period	$12.17	$9.71	$15.34	$14.42	$12.91
Accumulation units outstanding
at the end of period	413,412	364,011	485,303	232,689	86,988

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division781

Accumulation unit value:
Beginning of period	$9.46	$12.27	$11.64	$10.78	$10.51
End of period	$10.99	$9.46	$12.27	$11.64	$10.78
Accumulation units outstanding
at the end of period	406,573	343,748	177,190	76,009	14,677

JNL/S&P Managed Moderate Growth
Division781
Accumulation unit value:
Beginning of period	$10.34	$14.57	$13.71	$12.48	$12.04
End of period	$12.49	$10.34	$14.57	$13.71	$12.48
Accumulation units outstanding
at the end of period	861,329	943,514	667,381	312,598	68,171

JNL/S&P Retirement 2015 Division1076

Accumulation unit value:
Beginning of period	$7.88	$11.52	$10.78	$9.88	N/A
End of period	$9.24	$7.88	$11.52	$10.78	N/A
Accumulation units outstanding
at the end of period	-	57,198	31,566	14,248	N/A

JNL/S&P Retirement 2020 Division1072

Accumulation unit value:
Beginning of period	$7.63	$11.68	$10.91	$10.05	N/A
End of period	$9.05	$7.63	$11.68	$10.91	N/A
Accumulation units outstanding
at the end of period	-	75,747	47,889	21	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	$7.44	$11.82	$11.42	N/A	N/A
End of period	$8.93	$7.44	$11.82	N/A	N/A
Accumulation units outstanding
at the end of period	-	3,890	1,831	N/A	N/A

JNL/S&P Retirement Income Division1205

Accumulation unit value:
Beginning of period	$8.82	$11.01	$10.52	$10.48	N/A
End of period	$9.87	$8.82	$11.01	$10.52	N/A
Accumulation units outstanding
at the end of period	-	37,536	15,184	1,430	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.33	$9.76	N/A	N/A	N/A
End of period	$8.86	$6.33	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	19,332	2,528	N/A	N/A	N/A

JNL/Select Balanced Division781

Accumulation unit value:
Beginning of period	$20.05	$25.84	$24.56	$22.08	$21.79
End of period	$23.48	$20.05	$25.84	$24.56	$22.08
Accumulation units outstanding
at the end of period	94,930	65,222	84,092	20,951	591

JNL/Select Money Market Division781

Accumulation unit value:
Beginning of period	$12.00	$12.00	$11.71	$11.44	$11.37
End of period	$11.76	$12.00	$12.00	$11.71	$11.44
Accumulation units outstanding
at the end of period	414,484	641,267	290,231	51,582	5,826

JNL/Select Value Division781

Accumulation unit value:
Beginning of period	$13.95	$21.38	$20.26	$17.12	$16.74
End of period	$16.93	$13.95	$21.38	$20.26	$17.12
Accumulation units outstanding
at the end of period	63,953	90,730	90,995	33,600	1,854

JNL/T.Rowe Price Established Growth
Division781
Accumulation unit value:
Beginning of period	$16.71	$29.87	$27.72	$24.91	$23.66
End of period	$23.47	$16.71	$29.87	$27.72	$24.91
Accumulation units outstanding
at the end of period	83,774	89,281	71,692	45,482	12,073

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$24.22	$41.70	$36.35	$34.78	$31.00
End of period	$34.81	$24.22	$41.70	$36.35	$34.78
Accumulation units outstanding
at the end of period	69,738	84,714	85,298	47,329	17,020

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1073
Accumulation unit value:
Beginning of period	$9.59	$10.43	$10.16	$10.00	N/A
End of period	$10.11	$9.59	$10.43	$10.16	N/A
Accumulation units outstanding
at the end of period	105,230	81,262	50,088	16,422	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$8.96	$15.38	$15.58	$13.26	$12.97
End of period	$12.02	$8.96	$15.38	$15.58	$13.26
Accumulation units outstanding
at the end of period	135,803	162,983	119,963	73,817	22,460

Accumulation Unit Values
Contract with Endorsements - 2.16%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division2127

Accumulation unit value:
Beginning of period	$12.07	N/A	N/A	N/A	N/A
End of period	$12.53	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	99,642	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division2105

Accumulation unit value:
Beginning of period	$12.23	N/A	N/A	N/A	N/A
End of period	$13.03	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	44,114	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division2098

Accumulation unit value:
Beginning of period	$12.42	N/A	N/A	N/A	N/A
End of period	$13.36	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	299,679	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2109

Accumulation unit value:
Beginning of period	$12.96	N/A	N/A	N/A	N/A
End of period	$13.75	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	81,892	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division781

Accumulation unit value:
Beginning of period	$8.06	$12.80	$15.39	$11.53	$10.26
End of period	$10.45	$8.06	$12.80	$15.39	$11.53
Accumulation units outstanding
at the end of period	304,271	281,498	185,322	134,298	25,779

JNL/AIM International Growth Division781

Accumulation unit value:
Beginning of period	$10.11	$17.49	$16.28	$13.57	$12.85
End of period	$13.55	$10.11	$17.49	$16.28	$13.57
Accumulation units outstanding
at the end of period	150,912	64,618	116,489	34,111	6,476

JNL/AIM Large Cap Growth Division781

Accumulation unit value:
Beginning of period	$8.36	$13.70	$12.10	$11.46	$10.93
End of period	$10.17	$8.36	$13.70	$12.10	$11.46
Accumulation units outstanding
at the end of period	222,945	136,332	121,270	44,367	4,589

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division781

Accumulation unit value:
Beginning of period	$8.90	$15.09	$13.85	$12.36	$11.81
End of period	$11.74	$8.90	$15.09	$13.85	$12.36
Accumulation units outstanding
at the end of period	116,777	65,841	64,016	2,673	393

JNL/Capital Guardian Global Balanced
Division781
Accumulation unit value:
Beginning of period	$8.52	$12.14	$11.49	$10.60	$10.05
End of period	$10.21	$8.52	$12.14	$11.49	$10.60
Accumulation units outstanding
at the end of period	116,740	129,746	139,827	43,249	2,553

JNL/Capital Guardian Global Diversified
Research Division781
Accumulation unit value:
Beginning of period	$15.85	$28.16	$23.86	$21.51	$20.37
End of period	$21.45	$15.85	$28.16	$23.86	$21.51
Accumulation units outstanding
at the end of period	144,426	129,723	104,432	842	236

JNL/Capital Guardian International
Small Cap Division1451
Accumulation unit value:
Beginning of period	$4.45	$9.85	$10.00	N/A	N/A
End of period	$6.64	$4.45	$9.85	N/A	N/A
Accumulation units outstanding
at the end of period	109,298	25,592	14,983	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division781
Accumulation unit value:
Beginning of period	$15.81	$27.33	$25.45	$24.86	$23.32
End of period	$20.86	$15.81	$27.33	$25.45	$24.86
Accumulation units outstanding
at the end of period	77,549	49,986	17,799	3,751	377

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.50	$13.62	$10.07	N/A	N/A
End of period	$9.54	$6.50	$13.62	N/A	N/A
Accumulation units outstanding
at the end of period	690,189	476,335	437,313	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.48	$10.63	$9.84	N/A	N/A
End of period	$7.92	$6.48	$10.63	N/A	N/A
Accumulation units outstanding
at the end of period	244,890	232,478	213,756	N/A	N/A

JNL/Eagle Core Equity Division781

Accumulation unit value:
Beginning of period	$10.54	$17.67	$17.95	$16.33	$16.09
End of period	$13.81	$10.54	$17.67	$17.95	$16.33
Accumulation units outstanding
at the end of period	26,065	17,115	9,034	10,824	359

JNL/Eagle SmallCap Equity Division781

Accumulation unit value:
Beginning of period	$14.36	$23.77	$21.67	$18.44	$18.39
End of period	$19.04	$14.36	$23.77	$21.67	$18.44
Accumulation units outstanding
at the end of period	68,361	75,667	51,878	32,976	2,032

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.18	$9.88	$10.00	N/A	N/A
End of period	$7.87	$6.18	$9.88	N/A	N/A
Accumulation units outstanding
at the end of period	1,015,920	864,021	1,205,936	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	$5.73	$9.86	$9.99	N/A	N/A
End of period	$7.33	$5.73	$9.86	N/A	N/A
Accumulation units outstanding
at the end of period	84,915	50,506	52,544	N/A	N/A

JNL/Franklin Templeton Income
Division1080
Accumulation unit value:
Beginning of period	$7.42	$10.79	$10.82	$9.89	N/A
End of period	$9.65	$7.42	$10.79	$10.82	N/A
Accumulation units outstanding
at the end of period	511,428	455,400	418,180	103,418	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$5.96	$9.82	$10.00	N/A	N/A
End of period	$7.40	$5.96	$9.82	N/A	N/A
Accumulation units outstanding
at the end of period	131,593	75,301	60,883	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division781
Accumulation unit value:
Beginning of period	$7.53	$11.50	$12.53	$10.87	$10.55
End of period	$9.84	$7.53	$11.50	$12.53	$10.87
Accumulation units outstanding
at the end of period	154,566	136,251	77,502	67,103	7,816

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$17.31	$18.65	$17.82	$17.39	$17.40
End of period	$19.34	$17.31	$18.65	$17.82	$17.39
Accumulation units outstanding
at the end of period	179,736	146,259	172,183	129,987	10,539

JNL/Goldman Sachs Emerging Markets
Debt Division1897
Accumulation unit value:
Beginning of period	$9.63	$10.00	N/A	N/A	N/A
End of period	$11.59	$9.63	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	141,453	22,414	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division781
Accumulation unit value:
Beginning of period	$8.00	$12.79	$12.72	$11.23	$10.65
End of period	$10.39	$8.00	$12.79	$12.72	$11.23
Accumulation units outstanding
at the end of period	88,177	80,860	69,011	67,524	11,305

JNL/Ivy Asset Strategy Division2131

Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A
End of period	$10.35	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	112,116	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$8.86	$16.32	$14.89	$11.53	$10.27
End of period	$11.29	$8.86	$16.32	$14.89	$11.53
Accumulation units outstanding
at the end of period	220,022	203,097	273,282	212,469	20,328

JNL/JPMorgan MidCap Growth Division781

Accumulation unit value:
Beginning of period	$12.78	$23.50	$22.25	$20.29	$19.30
End of period	$17.88	$12.78	$23.50	$22.25	$20.29
Accumulation units outstanding
at the end of period	34,218	18,321	7,842	6,005	27

JNL/JPMorgan U.S. Government &
Quality Bond Division781
Accumulation unit value:
Beginning of period	$15.91	$15.26	$14.66	$14.51	$14.53
End of period	$16.15	$15.91	$15.26	$14.66	$14.51
Accumulation units outstanding
at the end of period	278,017	273,019	75,658	54,344	13,481

JNL/Lazard Emerging Markets Division1065

Accumulation unit value:
Beginning of period	$6.83	$13.97	$10.83	$10.13	N/A
End of period	$11.48	$6.83	$13.97	$10.83	N/A
Accumulation units outstanding
at the end of period	732,345	482,794	326,982	46,567	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$11.13	$18.63	$19.55	$17.43	$16.52
End of period	$15.21	$11.13	$18.63	$19.55	$17.43
Accumulation units outstanding
at the end of period	54,652	72,278	72,383	40,258	24,895

JNL/Lazard Small Cap Equity Division781

Accumulation unit value:
Beginning of period	$8.92	$14.83	$16.27	$14.23	$14.11
End of period	$8.40	$8.92	$14.83	$16.27	$14.23
Accumulation units outstanding
at the end of period	-	38,781	47,706	50,397	33,824

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$7.47	N/A	N/A	N/A	N/A
End of period	$12.05	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	32,881	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$7.31	N/A	N/A	N/A	N/A
End of period	$11.18	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,421	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1345
Accumulation unit value:
Beginning of period	$6.10	$9.78	$10.27	N/A	N/A
End of period	$7.44	$6.10	$9.78	N/A	N/A
Accumulation units outstanding
at the end of period	46,337	414,102	405,014	N/A	N/A

JNL/MCM 25 Division781

Accumulation unit value:
Beginning of period	$7.25	$11.43	$12.02	$10.94	$11.72
End of period	$10.84	$7.25	$11.43	$12.02	$10.94
Accumulation units outstanding
at the end of period	222,547	310,449	564,245	532,241	226,169

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.61	$11.44	$10.99	$10.83	$10.85
End of period	$12.02	$11.61	$11.44	$10.99	$10.83
Accumulation units outstanding
at the end of period	420,319	378,209	326,145	236,717	46,640

JNL/MCM Communications Sector
Division781
Accumulation unit value:
Beginning of period	$3.48	$5.88	$5.76	$4.33	$4.26
End of period	$4.27	$3.48	$5.88	$5.76	$4.33
Accumulation units outstanding
at the end of period	153,173	128,675	131,674	77,497	3,061

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division781
Accumulation unit value:
Beginning of period	$6.73	$10.01	$11.10	$10.00	$10.28
End of period	$8.77	$6.73	$10.01	$11.10	$10.00
Accumulation units outstanding
at the end of period	46,361	39,934	21,608	21,047	125

JNL/MCM Dow 10 Division781

Accumulation unit value:
Beginning of period	$5.65	$10.69	$10.81	$8.53	$9.11
End of period	$6.40	$5.65	$10.69	$10.81	$8.53
Accumulation units outstanding
at the end of period	337,390	426,621	860,080	786,134	298,509

JNL/MCM Dow Dividend Division994

Accumulation unit value:
Beginning of period	$5.13	$10.34	$11.75	$10.02	N/A
End of period	$6.03	$5.13	$10.34	$11.75	N/A
Accumulation units outstanding
at the end of period	440,103	519,927	523,822	434,938	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division781
Accumulation unit value:
Beginning of period	$5.75	$9.45	$9.30	$8.14	$8.12
End of period	$5.35	$5.75	$9.45	$9.30	$8.14
Accumulation units outstanding
at the end of period	-	69,388	104,103	61,147	7,260

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$10.19	N/A	N/A	N/A	N/A
End of period	$11.84	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,933	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division781

Accumulation unit value:
Beginning of period	$5.49	$11.37	$14.07	$12.11	$11.44
End of period	$6.38	$5.49	$11.37	$14.07	$12.11
Accumulation units outstanding
at the end of period	425,118	360,639	72,649	102,425	15,180

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$9.18	$18.22	$16.76	$12.22	$11.15
End of period	$11.78	$9.18	$18.22	$16.76	$12.22
Accumulation units outstanding
at the end of period	407,489	515,527	955,139	894,910	212,611

JNL/MCM Global Alpha Division2131

Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A
End of period	$9.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,813	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$8.98	$11.95	$11.35	$10.92	$10.45
End of period	$10.63	$8.98	$11.95	$11.35	$10.92
Accumulation units outstanding
at the end of period	138,667	211,039	91,891	137,192	10,534

JNL/MCM Index 5 Division1306

Accumulation unit value:
Beginning of period	$6.76	$9.86	$10.10	N/A	N/A
End of period	$8.29	$6.76	$9.86	N/A	N/A
Accumulation units outstanding
at the end of period	205,051	57,566	23,291	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$10.93	$19.58	$18.12	$14.75	$13.65
End of period	$13.83	$10.93	$19.58	$18.12	$14.75
Accumulation units outstanding
at the end of period	363,607	259,558	297,871	204,504	30,555

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.65	$13.61	$13.71	$11.79	$11.27
End of period	$9.30	$7.65	$13.61	$13.71	$11.79
Accumulation units outstanding
at the end of period	3,566,128	4,119,569	5,181,346	4,328,723	650,688

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1065

Accumulation unit value:
Beginning of period	$6.26	$11.87	$10.68	$10.13	N/A
End of period	$8.44	$6.26	$11.87	$10.68	N/A
Accumulation units outstanding
at the end of period	579,469	591,846	720,893	181,543	N/A

JNL/MCM Nasdaq 25 Division781

Accumulation unit value:
Beginning of period	$7.16	$12.51	$10.74	$10.48	$10.18
End of period	$9.40	$7.16	$12.51	$10.74	$10.48
Accumulation units outstanding
at the end of period	49,512	48,045	85,222	106,220	3,793

JNL/MCM NYSE International 25
Division1306
Accumulation unit value:
Beginning of period	$6.09	$11.51	$10.15	N/A	N/A
End of period	$8.11	$6.09	$11.51	N/A	N/A
Accumulation units outstanding
at the end of period	119,744	123,336	94,044	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$21.32	$35.06	$26.48	$22.40	$20.46
End of period	$25.05	$21.32	$35.06	$26.48	$22.40
Accumulation units outstanding
at the end of period	203,115	153,349	175,596	147,493	40,529

JNL/MCM Pacific Rim 30 Division1947

Accumulation unit value:
Beginning of period	$9.55	$9.19	N/A	N/A	N/A
End of period	$11.60	$9.55	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,489	272	N/A	N/A	N/A

JNL/MCM S&P 10 Division781

Accumulation unit value:
Beginning of period	$6.68	$13.55	$13.19	$12.87	$10.58
End of period	$7.83	$6.68	$13.55	$13.19	$12.87
Accumulation units outstanding
at the end of period	369,680	483,019	651,302	670,107	213,146

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division1079

Accumulation unit value:
Beginning of period	$7.04	$10.69	$10.15	$9.69	N/A
End of period	$8.18	$7.04	$10.69	$10.15	N/A
Accumulation units outstanding
at the end of period	47,669	66,342	48,830	49,948	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.50	$15.56	$14.80	$13.78	$12.91
End of period	$12.84	$9.50	$15.56	$14.80	$13.78
Accumulation units outstanding
at the end of period	314,151	220,620	275,454	182,262	41,968

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.41	$12.14	$11.83	$10.50	$10.38
End of period	$9.13	$7.41	$12.14	$11.83	$10.50
Accumulation units outstanding
at the end of period	672,245	526,388	443,483	331,152	76,529

JNL/MCM S&P SMid 60 Division1306

Accumulation unit value:
Beginning of period	$6.01	$8.80	$10.18	N/A	N/A
End of period	$9.50	$6.01	$8.80	N/A	N/A
Accumulation units outstanding
at the end of period	205,231	155,407	69,559	N/A	N/A

JNL/MCM Select Small-Cap Division781

Accumulation unit value:
Beginning of period	$10.40	$17.74	$20.24	$18.89	$18.16
End of period	$10.68	$10.40	$17.74	$20.24	$18.89
Accumulation units outstanding
at the end of period	196,353	242,463	354,925	340,073	117,073

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.22	$14.48	$15.12	$13.15	$12.71
End of period	$11.50	$9.22	$14.48	$15.12	$13.15
Accumulation units outstanding
at the end of period	330,282	182,741	210,613	160,049	23,156

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division781

Accumulation unit value:
Beginning of period	$3.67	$6.62	$5.91	$5.52	$5.26
End of period	$5.88	$3.67	$6.62	$5.91	$5.52
Accumulation units outstanding
at the end of period	734,137	170,843	124,734	187,799	12,293

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$9.00	$17.49	$14.96	$15.50	$12.63
End of period	$10.10	$9.00	$17.49	$14.96	$15.50
Accumulation units outstanding
at the end of period	749,098	844,058	1,009,996	1,024,745	334,839

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$7.91	$14.14	$13.04	$11.88	$11.36
End of period	$9.60	$7.91	$14.14	$13.04	$11.88
Accumulation units outstanding
at the end of period	359,619	448,285	588,203	702,822	137,257

JNL/Oppenheimer Global Growth
Division781
Accumulation unit value:
Beginning of period	$8.46	$14.62	$14.05	$12.27	$10.96
End of period	$11.54	$8.46	$14.62	$14.05	$12.27
Accumulation units outstanding
at the end of period	150,416	132,263	171,795	127,029	24,447

JNL/PAM Asia ex-Japan Division1772

Accumulation unit value:
Beginning of period	$4.78	$8.90	N/A	N/A	N/A
End of period	$7.93	$4.78	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	121,346	21,664	N/A	N/A	N/A

JNL/PAM China-India Division1771

Accumulation unit value:
Beginning of period	$4.13	$7.92	N/A	N/A	N/A
End of period	$7.37	$4.13	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	527,216	234,338	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.23	$10.86	$10.26	N/A	N/A
End of period	$11.74	$10.23	$10.86	N/A	N/A
Accumulation units outstanding
at the end of period	730,037	577,663	44,920	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$13.99	$14.24	$13.45	$13.28	$13.25
End of period	$15.81	$13.99	$14.24	$13.45	$13.28
Accumulation units outstanding
at the end of period	963,857	571,213	341,262	238,517	46,755

JNL/PPM America Core Equity Division748

Accumulation unit value:
Beginning of period	$11.75	$20.18	$22.24	$19.97	$18.59
End of period	$14.56	$11.75	$20.18	$22.24	$19.97
Accumulation units outstanding
at the end of period	-	3,140	7,709	2,392	-

JNL/PPM America High Yield Bond
Division781
Accumulation unit value:
Beginning of period	$8.77	$12.94	$13.37	$12.36	$12.53
End of period	$12.55	$8.77	$12.94	$13.37	$12.36
Accumulation units outstanding
at the end of period	484,050	187,501	206,389	177,863	13,294

JNL/PPM America Mid Cap Value
Division1773
Accumulation unit value:
Beginning of period	$5.61	$10.39	N/A	N/A	N/A
End of period	$8.09	$5.61	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	21,932	15,402	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division1785
Accumulation unit value:
Beginning of period	$6.21	$10.22	N/A	N/A	N/A
End of period	$8.15	$6.21	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	19,382	25,007	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division781

Accumulation unit value:
Beginning of period	$9.98	$19.33	$20.93	$18.92	$18.79
End of period	$14.13	$9.98	$19.33	$20.93	$18.92
Accumulation units outstanding
at the end of period	14,196	3,673	1,655	1,098	601

JNL/Red Rocks Listed Private Equity
Division1900
Accumulation unit value:
Beginning of period	$5.91	$8.74	N/A	N/A	N/A
End of period	$8.12	$5.91	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	122,306	33,900	N/A	N/A	N/A

JNL/S&P 4 Division1465

Accumulation unit value:
Beginning of period	$6.63	$9.91	$10.04	N/A	N/A
End of period	$9.21	$6.63	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	706,377	384,789	15,712	N/A	N/A

JNL/S&P Competitive Advantage
Division1451
Accumulation unit value:
Beginning of period	$6.85	$9.91	$10.00	N/A	N/A
End of period	$9.66	$6.85	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	97,749	44,753	55,471	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.21	$10.43	$10.22	N/A	N/A
End of period	$7.62	$6.21	$10.43	N/A	N/A
Accumulation units outstanding
at the end of period	33,944	36,238	11,233	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$7.53	$10.48	$9.99	N/A	N/A
End of period	$8.74	$7.53	$10.48	N/A	N/A
Accumulation units outstanding
at the end of period	113,647	57,386	39,795	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	$6.67	$10.45	$9.96	N/A	N/A
End of period	$8.02	$6.67	$10.45	N/A	N/A
Accumulation units outstanding
at the end of period	78,199	90,762	99,792	N/A	N/A

JNL/S&P Dividend Income & Growth
Division1463
Accumulation unit value:
Beginning of period	$7.07	$9.76	$9.72	N/A	N/A
End of period	$8.55	$7.07	$9.76	N/A	N/A
Accumulation units outstanding
at the end of period	69,849	13,842	2,002	N/A	N/A

JNL/S&P Intrinsic Value Division1451

Accumulation unit value:
Beginning of period	$6.22	$9.91	$10.00	N/A	N/A
End of period	$9.56	$6.22	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	79,449	79,239	98,450	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division781
Accumulation unit value:
Beginning of period	$9.20	$15.45	$14.47	$12.79	$12.07
End of period	$11.80	$9.20	$15.45	$14.47	$12.79
Accumulation units outstanding
at the end of period	301,702	148,260	123,082	102,151	4,179

JNL/S&P Managed Conservative Division781

Accumulation unit value:
Beginning of period	$9.69	$11.48	$11.03	$10.45	$10.33
End of period	$10.76	$9.69	$11.48	$11.03	$10.45
Accumulation units outstanding
at the end of period	613,782	775,471	404,582	245,581	67,198

JNL/S&P Managed Growth Division781

Accumulation unit value:
Beginning of period	$9.70	$15.33	$14.41	$12.90	$12.28
End of period	$12.15	$9.70	$15.33	$14.41	$12.90
Accumulation units outstanding
at the end of period	741,042	474,524	518,975	363,610	88,773

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division781

Accumulation unit value:
Beginning of period	$9.46	$12.27	$11.64	$10.77	$10.51
End of period	$10.98	$9.46	$12.27	$11.64	$10.77
Accumulation units outstanding
at the end of period	1,042,497	1,034,921	1,023,660	792,879	91,081

JNL/S&P Managed Moderate Growth
Division781
Accumulation unit value:
Beginning of period	$10.33	$14.56	$13.69	$12.47	$12.03
End of period	$12.48	$10.33	$14.56	$13.69	$12.47
Accumulation units outstanding
at the end of period	1,464,586	1,233,056	1,469,136	1,121,805	101,909

JNL/S&P Retirement 2015 Division1027

Accumulation unit value:
Beginning of period	$7.88	$11.52	$10.78	$10.01	N/A
End of period	$9.24	$7.88	$11.52	$10.78	N/A
Accumulation units outstanding
at the end of period	-	33,060	30,847	26,162	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	$7.62	$10.97	N/A	N/A	N/A
End of period	$9.05	$7.62	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	34,050	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division1114

Accumulation unit value:
Beginning of period	$7.44	$11.82	$10.97	$9.66	N/A
End of period	$8.93	$7.44	$11.82	$10.97	N/A
Accumulation units outstanding
at the end of period	-	6,925	4,522	3,520	N/A

JNL/S&P Retirement Income Division1027

Accumulation unit value:
Beginning of period	$8.82	$11.01	$10.52	$9.95	N/A
End of period	$9.86	$8.82	$11.01	$10.52	N/A
Accumulation units outstanding
at the end of period	-	42,780	60,116	35,060	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division1451

Accumulation unit value:
Beginning of period	$6.33	$10.06	$10.00	N/A	N/A
End of period	$8.85	$6.33	$10.06	N/A	N/A
Accumulation units outstanding
at the end of period	42,730	52,642	41,013	N/A	N/A

JNL/Select Balanced Division781

Accumulation unit value:
Beginning of period	$20.02	$25.81	$24.53	$22.06	$21.77
End of period	$23.45	$20.02	$25.81	$24.53	$22.06
Accumulation units outstanding
at the end of period	204,558	151,887	113,358	64,664	7,495

JNL/Select Money Market Division781

Accumulation unit value:
Beginning of period	$11.98	$11.98	$11.69	$11.43	$11.36
End of period	$11.75	$11.98	$11.98	$11.69	$11.43
Accumulation units outstanding
at the end of period	688,576	1,483,548	680,728	284,210	35,326

JNL/Select Value Division781

Accumulation unit value:
Beginning of period	$13.94	$21.37	$20.25	$17.11	$16.74
End of period	$16.91	$13.94	$21.37	$20.25	$17.11
Accumulation units outstanding
at the end of period	111,170	115,139	87,152	81,270	4,149

JNL/T.Rowe Price Established Growth
Division781
Accumulation unit value:
Beginning of period	$16.69	$29.84	$27.69	$24.88	$23.64
End of period	$23.43	$16.69	$29.84	$27.69	$24.88
Accumulation units outstanding
at the end of period	192,197	140,111	118,818	42,729	9,146

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$24.19	$41.65	$36.31	$34.74	$30.97
End of period	$34.76	$24.19	$41.65	$36.31	$34.74
Accumulation units outstanding
at the end of period	120,385	95,289	84,400	53,337	9,522

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1077
Accumulation unit value:
Beginning of period	$9.59	$10.42	$10.16	$10.00	N/A
End of period	$10.10	$9.59	$10.42	$10.16	N/A
Accumulation units outstanding
at the end of period	97,332	56,944	177,421	45,648	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$8.95	$15.36	$15.57	$13.25	$12.96
End of period	$12.01	$8.95	$15.36	$15.57	$13.25
Accumulation units outstanding
at the end of period	213,554	157,404	176,071	91,716	20,441

Accumulation Unit Values
Contract with Endorsements - 2.20%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division2041

Accumulation unit value:
Beginning of period	$10.90	N/A	N/A	N/A	N/A
End of period	$13.03	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,385	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division2041

Accumulation unit value:
Beginning of period	$11.03	N/A	N/A	N/A	N/A
End of period	$13.35	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	726	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division781

Accumulation unit value:
Beginning of period	$8.04	$12.79	$15.38	$11.53	$10.63
End of period	$10.43	$8.04	$12.79	$15.38	$11.53
Accumulation units outstanding
at the end of period	4,986	7,255	6,709	4,991	3,607

JNL/AIM International Growth Division781

Accumulation unit value:
Beginning of period	$10.06	$17.40	$16.21	$13.52	$12.80
End of period	$13.48	$10.06	$17.40	$16.21	$13.52
Accumulation units outstanding
at the end of period	1,740	6,344	5,441	2,122	2,126
JNL/AIM Large Cap Growth Division781

Accumulation unit value:
Beginning of period	$8.33	$13.67	$12.07	$11.44	$10.92
End of period	$10.13	$8.33	$13.67	$12.07	$11.44
Accumulation units outstanding
at the end of period	8,542	8,252	8,345	2,363	925

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division781

Accumulation unit value:
Beginning of period	$8.87	$15.05	$13.82	$12.33	$11.80
End of period	$11.70	$8.87	$15.05	$13.82	$12.33
Accumulation units outstanding
at the end of period	745	605	56	60	64

JNL/Capital Guardian Global Balanced
Division781
Accumulation unit value:
Beginning of period	$8.49	$12.11	$11.46	$10.58	$10.03
End of period	$10.17	$8.49	$12.11	$11.46	$10.58
Accumulation units outstanding
at the end of period	7,497	8,046	865	282	283

JNL/Capital Guardian Global Diversified
Research Division781
Accumulation unit value:
Beginning of period	$15.77	$28.02	$23.75	$21.42	$20.29
End of period	$21.32	$15.77	$28.02	$23.75	$21.42
Accumulation units outstanding
at the end of period	1,421	1,389	128	129	141

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	$4.52	N/A	N/A	N/A	N/A
End of period	$6.63	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,309	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division781
Accumulation unit value:
Beginning of period	$15.73	$27.19	$25.34	$24.76	$23.23
End of period	$20.74	$15.73	$27.19	$25.34	$24.76
Accumulation units outstanding
at the end of period	1,075	3,071	719	1,149	1,010

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.49	$13.61	$10.20	N/A	N/A
End of period	$9.53	$6.49	$13.61	N/A	N/A
Accumulation units outstanding
at the end of period	10,045	5,174	4,771	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.48	$10.62	$10.18	N/A	N/A
End of period	$7.91	$6.48	$10.62	N/A	N/A
Accumulation units outstanding
at the end of period	5,142	3,841	523	N/A	N/A

JNL/Eagle Core Equity Division781

Accumulation unit value:
Beginning of period	$10.49	$17.59	$17.88	$16.27	$16.03
End of period	$13.73	$10.49	$17.59	$17.88	$16.27
Accumulation units outstanding
at the end of period	1,223	1,866	1,893	1,883	1,377

JNL/Eagle SmallCap Equity Division781

Accumulation unit value:
Beginning of period	$14.29	$23.66	$21.58	$18.37	$18.33
End of period	$18.93	$14.29	$23.66	$21.58	$18.37
Accumulation units outstanding
at the end of period	1,112	3,945	3,717	1,282	1,000

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.17	$9.88	$10.00	N/A	N/A
End of period	$7.86	$6.17	$9.88	N/A	N/A
Accumulation units outstanding
at the end of period	10,525	4,833	2,490	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income
Division1087
Accumulation unit value:
Beginning of period	$7.41	$10.78	$10.82	$9.93	N/A
End of period	$9.63	$7.41	$10.78	$10.82	N/A
Accumulation units outstanding
at the end of period	12,355	14,912	10,969	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$5.96	$9.81	$10.04	N/A	N/A
End of period	$7.39	$5.96	$9.81	N/A	N/A
Accumulation units outstanding
at the end of period	3,538	2,326	5,693	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division781
Accumulation unit value:
Beginning of period	$7.52	$11.49	$12.52	$10.87	$10.28
End of period	$9.83	$7.52	$11.49	$12.52	$10.87
Accumulation units outstanding
at the end of period	3,239	1,407	1,911	5,663	5,230

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$17.22	$18.56	$17.73	$17.31	$17.33
End of period	$19.23	$17.22	$18.56	$17.73	$17.31
Accumulation units outstanding
at the end of period	8,726	15,240	21,794	16,960	14,863

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	$9.65	N/A	N/A	N/A	N/A
End of period	$11.58	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,590	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division781
Accumulation unit value:
Beginning of period	$7.99	$12.78	$12.71	$11.23	$10.34
End of period	$10.37	$7.99	$12.78	$12.71	$11.23
Accumulation units outstanding
at the end of period	1,051	2,895	4,926	3,951	3,878

JNL/Ivy Asset Strategy Division2129

Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A
End of period	$10.35	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,760	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$8.82	$16.25	$14.84	$11.49	$10.24
End of period	$11.24	$8.82	$16.25	$14.84	$11.49
Accumulation units outstanding
at the end of period	7,080	5,908	12,376	6,118	4,726

JNL/JPMorgan MidCap Growth Division781

Accumulation unit value:
Beginning of period	$12.71	$23.38	$22.14	$20.20	$19.22
End of period	$17.77	$12.71	$23.38	$22.14	$20.20
Accumulation units outstanding
at the end of period	163	913	1,205	1,246	1,026

JNL/JPMorgan U.S. Government &
Quality Bond Division781
Accumulation unit value:
Beginning of period	$15.82	$15.18	$14.59	$14.45	$14.47
End of period	$16.05	$15.82	$15.18	$14.59	$14.45
Accumulation units outstanding
at the end of period	6,872	8,214	4,026	3,119	2,195

JNL/Lazard Emerging Markets Division1138

Accumulation unit value:
Beginning of period	$6.82	$13.96	$10.83	$9.20	N/A
End of period	$11.46	$6.82	$13.96	$10.83	N/A
Accumulation units outstanding
at the end of period	10,218	3,614	3,064	-	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$11.08	$18.55	$19.48	$17.38	$16.47
End of period	$15.13	$11.08	$18.55	$19.48	$17.38
Accumulation units outstanding
at the end of period	4,918	6,499	6,548	9,801	8,647

JNL/Lazard Small Cap Equity Division781

Accumulation unit value:
Beginning of period	$8.88	$14.77	$16.21	$14.19	$14.07
End of period	$8.36	$8.88	$14.77	$16.21	$14.19
Accumulation units outstanding
at the end of period	-	2,959	3,515	7,531	7,081

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division781

Accumulation unit value:
Beginning of period	$7.22	$11.39	$11.98	$10.92	$11.70
End of period	$10.80	$7.22	$11.39	$11.98	$10.92
Accumulation units outstanding
at the end of period	7,312	6,738	15,262	25,253	22,536

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.58	$11.41	$10.97	$10.81	$10.84
End of period	$11.98	$11.58	$11.41	$10.97	$10.81
Accumulation units outstanding
at the end of period	15,672	17,675	19,133	27,350	26,085

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.46	$5.85	$5.74	$4.31	$4.29
End of period	$4.25	$3.46	$5.85	$5.74	$4.31
Accumulation units outstanding
at the end of period	9,446	9,878	13,197	3,993	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	$6.70	$9.97	$11.07	$9.97	$10.01
End of period	$8.73	$6.70	$9.97	$11.07	$9.97
Accumulation units outstanding
at the end of period	1,299	171	-	-	-

JNL/MCM Dow 10 Division781

Accumulation unit value:
Beginning of period	$5.62	$10.65	$10.78	$8.51	$9.09
End of period	$6.37	$5.62	$10.65	$10.78	$8.51
Accumulation units outstanding
at the end of period	11,753	12,959	21,325	31,762	26,927

JNL/MCM Dow Dividend Division992

Accumulation unit value:
Beginning of period	$5.12	$10.34	$11.74	$10.00	N/A
End of period	$6.02	$5.12	$10.34	$11.74	N/A
Accumulation units outstanding
at the end of period	3,838	13,722	4,299	1,443	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.73	$9.41	$9.28	$8.12	$7.86
End of period	$5.33	$5.73	$9.41	$9.28	$8.12
Accumulation units outstanding
at the end of period	-	3,909	2,854	-	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division748

Accumulation unit value:
Beginning of period	$5.47	$11.34	$14.02	$12.08	$11.42
End of period	$6.35	$5.47	$11.34	$14.02	$12.08
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$9.15	$18.16	$16.71	$12.19	$11.12
End of period	$11.73	$9.15	$18.16	$16.71	$12.19
Accumulation units outstanding
at the end of period	16,473	16,834	25,584	32,391	30,039

JNL/MCM Global Alpha Division2135

Accumulation unit value:
Beginning of period	$10.07	N/A	N/A	N/A	N/A
End of period	$9.82	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	429	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$8.95	$11.91	$11.32	$10.89	$10.42
End of period	$10.59	$8.95	$11.91	$11.32	$10.89
Accumulation units outstanding
at the end of period	1,044	5,892	2,420	1,998	2,457

JNL/MCM Index 5 Division1382

Accumulation unit value:
Beginning of period	$6.76	$9.85	$9.65	N/A	N/A
End of period	$8.28	$6.76	$9.85	N/A	N/A
Accumulation units outstanding
at the end of period	3,457	7,201	7,612	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$10.90	$19.53	$18.09	$14.72	$13.64
End of period	$13.79	$10.90	$19.53	$18.09	$14.72
Accumulation units outstanding
at the end of period	14,864	18,615	16,216	21,272	18,739

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.64	$13.59	$13.70	$11.79	$11.27
End of period	$9.28	$7.64	$13.59	$13.70	$11.79
Accumulation units outstanding
at the end of period	148,229	199,670	227,475	251,274	221,314

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1062

Accumulation unit value:
Beginning of period	$6.26	$11.86	$10.68	$10.00	N/A
End of period	$8.43	$6.26	$11.86	$10.68	N/A
Accumulation units outstanding
at the end of period	506	537	-	-	N/A

JNL/MCM Nasdaq 25 Division781

Accumulation unit value:
Beginning of period	$7.15	$12.50	$10.73	$10.47	$10.18
End of period	$9.38	$7.15	$12.50	$10.73	$10.47
Accumulation units outstanding
at the end of period	992	899	937	1,127	548

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$21.24	$34.94	$26.40	$22.34	$20.42
End of period	$24.95	$21.24	$34.94	$26.40	$22.34
Accumulation units outstanding
at the end of period	3,104	3,847	4,354	4,016	4,448

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division781

Accumulation unit value:
Beginning of period	$6.65	$13.51	$13.15	$12.84	$10.56
End of period	$7.80	$6.65	$13.51	$13.15	$12.84
Accumulation units outstanding
at the end of period	9,098	8,994	14,346	22,728	21,649

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division1075

Accumulation unit value:
Beginning of period	$7.03	$10.68	$10.15	$9.66	N/A
End of period	$8.17	$7.03	$10.68	$10.15	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.48	$15.52	$14.77	$13.76	$12.89
End of period	$12.80	$9.48	$15.52	$14.77	$13.76
Accumulation units outstanding
at the end of period	15,719	17,795	16,378	23,714	20,569

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.39	$12.11	$11.80	$10.48	$10.37
End of period	$9.10	$7.39	$12.11	$11.80	$10.48
Accumulation units outstanding
at the end of period	29,057	31,226	31,574	37,674	36,760

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$6.26	N/A	N/A	N/A	N/A
End of period	$9.49	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,157	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division781

Accumulation unit value:
Beginning of period	$10.36	$17.67	$20.18	$18.84	$18.12
End of period	$10.63	$10.36	$17.67	$20.18	$18.84
Accumulation units outstanding
at the end of period	6,538	5,808	10,600	17,956	14,992

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.20	$14.45	$15.09	$13.13	$12.69
End of period	$11.46	$9.20	$14.45	$15.09	$13.13
Accumulation units outstanding
at the end of period	17,073	19,299	16,446	20,874	18,105

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division781

Accumulation unit value:
Beginning of period	$3.65	$6.60	$5.89	$5.51	$5.25
End of period	$5.85	$3.65	$6.60	$5.89	$5.51
Accumulation units outstanding
at the end of period	6,357	2,058	2,212	1,674	1,706

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$8.98	$17.47	$14.95	$15.49	$12.63
End of period	$10.08	$8.98	$17.47	$14.95	$15.49
Accumulation units outstanding
at the end of period	26,788	34,180	37,987	43,401	46,726

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$7.90	$14.12	$13.03	$11.88	$11.36
End of period	$9.58	$7.90	$14.12	$13.03	$11.88
Accumulation units outstanding
at the end of period	35,066	40,863	61,355	56,804	47,385

JNL/Oppenheimer Global Growth
Division781
Accumulation unit value:
Beginning of period	$8.43	$14.58	$14.02	$12.25	$10.95
End of period	$11.50	$8.43	$14.58	$14.02	$12.25
Accumulation units outstanding
at the end of period	6,592	6,548	5,676	9,688	4,266

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$4.90	N/A	N/A	N/A	N/A
End of period	$7.93	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,112	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$4.32	N/A	N/A	N/A	N/A
End of period	$7.37	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,280	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.23	$10.99	N/A	N/A	N/A
End of period	$11.73	$10.23	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,502	11,702	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$13.93	$14.19	$13.40	$13.24	$13.22
End of period	$15.74	$13.93	$14.19	$13.40	$13.24
Accumulation units outstanding
at the end of period	42,364	40,048	18,986	24,019	18,782

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	$11.69	$20.08	$22.13	$19.89	$18.56
End of period	$14.48	$11.69	$20.08	$22.13	$19.89
Accumulation units outstanding
at the end of period	-	170	-	-	-

JNL/PPM America High Yield Bond
Division781
Accumulation unit value:
Beginning of period	$8.73	$12.89	$13.32	$12.32	$12.50
End of period	$12.49	$8.73	$12.89	$13.32	$12.32
Accumulation units outstanding
at the end of period	6,605	7,593	8,046	8,285	10,860

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	$6.42	N/A	N/A	N/A	N/A
End of period	$8.14	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,075	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division781

Accumulation unit value:
Beginning of period	$9.93	$19.23	$20.83	$18.84	$18.71
End of period	$14.04	$9.93	$19.23	$20.83	$18.84
Accumulation units outstanding
at the end of period	1,078	2,967	921	925	880

JNL/Red Rocks Listed Private Equity
Division1908
Accumulation unit value:
Beginning of period	$5.91	$8.18	N/A	N/A	N/A
End of period	$8.12	$5.91	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,460	266	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.63	$9.26	N/A	N/A	N/A
End of period	$9.20	$6.63	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	588	3,669	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$7.15	N/A	N/A	N/A	N/A
End of period	$9.65	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	240	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$7.52	$10.45	N/A	N/A	N/A
End of period	$8.73	$7.52	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,729	1,871	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	$7.31	N/A	N/A	N/A	N/A
End of period	$8.54	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	279	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$6.54	N/A	N/A	N/A	N/A
End of period	$9.55	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,177	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division781
Accumulation unit value:
Beginning of period	$9.16	$15.39	$14.41	$12.75	$12.04
End of period	$11.74	$9.16	$15.39	$14.41	$12.75
Accumulation units outstanding
at the end of period	6,879	7,426	1,825	2,901	1,848

JNL/S&P Managed Conservative Division748

Accumulation unit value:
Beginning of period	$9.67	$11.46	$11.02	$10.45	$10.25
End of period	$10.74	$9.67	$11.46	$11.02	$10.45
Accumulation units outstanding
at the end of period	53,796	52,825	708	-	-

JNL/S&P Managed Growth Division781

Accumulation unit value:
Beginning of period	$9.65	$15.27	$14.36	$12.86	$12.24
End of period	$12.09	$9.65	$15.27	$14.36	$12.86
Accumulation units outstanding
at the end of period	62,301	41,904	51,783	62,071	32,703

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division781

Accumulation unit value:
Beginning of period	$9.44	$12.25	$11.63	$10.77	$10.51
End of period	$10.96	$9.44	$12.25	$11.63	$10.77
Accumulation units outstanding
at the end of period	4,430	3,000	59,805	34,961	17,624

JNL/S&P Managed Moderate Growth
Division781
Accumulation unit value:
Beginning of period	$10.29	$14.50	$13.65	$12.44	$12.00
End of period	$12.42	$10.29	$14.50	$13.65	$12.44
Accumulation units outstanding
at the end of period	56,873	43,455	38,248	41,453	18,456

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division1079

Accumulation unit value:
Beginning of period	$8.81	$11.00	$10.52	$9.93	N/A
End of period	$9.85	$8.81	$11.00	$10.52	N/A
Accumulation units outstanding
at the end of period	-	3,843	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division781

Accumulation unit value:
Beginning of period	$19.91	$25.67	$24.42	$21.96	$21.68
End of period	$23.31	$19.91	$25.67	$24.42	$21.96
Accumulation units outstanding
at the end of period	6,985	8,218	24,152	9,977	12,031

JNL/Select Money Market Division781

Accumulation unit value:
Beginning of period	$11.92	$11.92	$11.64	$11.38	$11.32
End of period	$11.68	$11.92	$11.92	$11.64	$11.38
Accumulation units outstanding
at the end of period	7,944	20,791	3,785	4,028	1,778

JNL/Select Value Division781

Accumulation unit value:
Beginning of period	$13.91	$21.33	$20.22	$17.09	$16.72
End of period	$16.86	$13.91	$21.33	$20.22	$17.09
Accumulation units outstanding
at the end of period	219	3,709	4,011	3,775	497

JNL/T.Rowe Price Established Growth
Division781
Accumulation unit value:
Beginning of period	$16.60	$29.69	$27.56	$24.78	$23.55
End of period	$23.30	$16.60	$29.69	$27.56	$24.78
Accumulation units outstanding
at the end of period	2,448	4,465	4,547	1,651	1,403

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$24.06	$41.44	$36.14	$34.59	$30.85
End of period	$34.56	$24.06	$41.44	$36.14	$34.59
Accumulation units outstanding
at the end of period	3,363	4,694	4,990	2,983	2,480

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1087
Accumulation unit value:
Beginning of period	$9.58	$10.42	$10.16	$10.00	N/A
End of period	$10.09	$9.58	$10.42	$10.16	N/A
Accumulation units outstanding
at the end of period	6,380	7,834	11,542	7,587	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$8.92	$15.32	$15.53	$13.22	$12.94
End of period	$11.96	$8.92	$15.32	$15.53	$13.22
Accumulation units outstanding
at the end of period	9,782	9,974	17,746	9,213	8,196

Accumulation Unit Values
Contract with Endorsements - 2.205%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$8.04	$12.79	$15.77	N/A	N/A
End of period	$10.43	$8.04	$12.79	N/A	N/A
Accumulation units outstanding
at the end of period	104	948	790	N/A	N/A

JNL/AIM International Growth Division

Accumulation unit value:
Beginning of period	$10.05	$17.39	$17.05	N/A	N/A
End of period	$13.46	$10.05	$17.39	N/A	N/A
Accumulation units outstanding
at the end of period	260	263	250	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	$8.33	$13.66	$12.78	N/A	N/A
End of period	$10.13	$8.33	$13.66	N/A	N/A
Accumulation units outstanding
at the end of period	336	322	334	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.48	$9.48	N/A	N/A	N/A
End of period	$7.91	$6.48	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	136	134	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.17	$8.84	N/A	N/A	N/A
End of period	$7.86	$6.17	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	137	139	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	$7.41	$10.78	$11.31	N/A	N/A
End of period	$9.63	$7.41	$10.78	N/A	N/A
Accumulation units outstanding
at the end of period	-	987	1,008	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$7.99	$12.78	$13.08	N/A	N/A
End of period	$10.36	$7.99	$12.78	N/A	N/A
Accumulation units outstanding
at the end of period	2,215	420	327	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division
Accumulation unit value:
Beginning of period	$8.82	$16.24	$16.16	N/A	N/A
End of period	$11.23	$8.82	$16.24	N/A	N/A
Accumulation units outstanding
at the end of period	1,858	3,031	2,545	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$6.82	$13.96	$12.62	N/A	N/A
End of period	$11.46	$6.82	$13.96	N/A	N/A
Accumulation units outstanding
at the end of period	1,612	313	338	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$9.26	N/A	N/A	N/A	N/A
End of period	$11.18	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,926	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.58	$11.41	$10.96	$10.81	$10.87
End of period	$11.97	$11.58	$11.41	$10.96	$10.81
Accumulation units outstanding
at the end of period	1,007	1,887	2,176	1,385	688

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	$5.12	$10.34	$12.30	N/A	N/A
End of period	$6.02	$5.12	$10.34	N/A	N/A
Accumulation units outstanding
at the end of period	1,084	3,574	2,912	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	$9.14	$18.15	$19.29	N/A	N/A
End of period	$11.72	$9.14	$18.15	N/A	N/A
Accumulation units outstanding
at the end of period	757	836	567	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	$8.94	$11.90	$12.26	N/A	N/A
End of period	$10.58	$8.94	$11.90	N/A	N/A
Accumulation units outstanding
at the end of period	825	825	929	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$10.90	$19.52	$18.08	$14.72	$13.09
End of period	$13.78	$10.90	$19.52	$18.08	$14.72
Accumulation units outstanding
at the end of period	736	873	873	1,012	538

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$7.64	$13.59	$14.37	N/A	N/A
End of period	$9.28	$7.64	$13.59	N/A	N/A
Accumulation units outstanding
at the end of period	347	3,000	2,302	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	$21.22	$34.91	$29.17	N/A	N/A
End of period	$24.93	$21.22	$34.91	N/A	N/A
Accumulation units outstanding
at the end of period	388	364	331	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$7.03	$10.68	$10.80	N/A	N/A
End of period	$8.17	$7.03	$10.68	N/A	N/A
Accumulation units outstanding
at the end of period	970	1,127	1,012	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.47	$15.52	$14.76	$13.76	$13.24
End of period	$12.79	$9.47	$15.52	$14.76	$13.76
Accumulation units outstanding
at the end of period	785	931	931	1,079	559

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.38	$12.10	$11.80	$10.48	$10.29
End of period	$9.10	$7.38	$12.10	$11.80	$10.48
Accumulation units outstanding
at the end of period	1,982	1,219	1,219	1,413	721

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	$10.36	$17.66	$20.66	N/A	N/A
End of period	$10.63	$10.36	$17.66	N/A	N/A
Accumulation units outstanding
at the end of period	532	517	529	N/A	N/A

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.19	$14.44	$15.08	$13.12	$12.92
End of period	$11.45	$9.19	$14.44	$15.08	$13.12
Accumulation units outstanding
at the end of period	1,900	954	954	1,106	578

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$3.65	$5.91	N/A	N/A	N/A
End of period	$5.85	$3.65	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	185	231	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$8.98	$17.47	$16.85	N/A	N/A
End of period	$10.07	$8.98	$17.47	N/A	N/A
Accumulation units outstanding
at the end of period	569	538	649	N/A	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1828

Accumulation unit value:
Beginning of period	$4.13	$6.82	N/A	N/A	N/A
End of period	$7.36	$4.13	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	148	203	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	$13.92	$14.18	$13.50	N/A	N/A
End of period	$15.73	$13.92	$14.18	N/A	N/A
Accumulation units outstanding
at the end of period	442	2,163	2,858	N/A	N/A

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	$11.68	$20.07	$21.54	N/A	N/A
End of period	$14.46	$11.68	$20.07	N/A	N/A
Accumulation units outstanding
at the end of period	-	550	496	N/A	N/A

JNL/PPM America High Yield Bond
Division
Accumulation unit value:
Beginning of period	$8.72	$12.87	$13.75	N/A	N/A
End of period	$12.48	$8.72	$12.87	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,662	1,674	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$7.08	N/A	N/A	N/A	N/A
End of period	$9.20	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,196	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division
Accumulation unit value:
Beginning of period	$9.15	$15.38	$14.41	$12.74	$12.79
End of period	$11.74	$9.15	$15.38	$14.41	$12.74
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	$9.65	$15.26	$14.35	$12.85	$12.89
End of period	$12.09	$9.65	$15.26	$14.35	$12.85
Accumulation units outstanding
at the end of period	178	176	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$9.44	$12.25	$11.63	$10.77	$10.76
End of period	$10.95	$9.44	$12.25	$11.63	$10.77
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Moderate Growth
Division
Accumulation unit value:
Beginning of period	$10.28	$14.49	$13.64	$12.43	$12.44
End of period	$12.41	$10.28	$14.49	$13.64	$12.43
Accumulation units outstanding
at the end of period	-	-	-	-	-
JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	$14.18	N/A	N/A	N/A	N/A
End of period	$16.86	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,047	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth
Division
Accumulation unit value:
Beginning of period	$16.59	$29.67	$29.49	N/A	N/A
End of period	$23.28	$16.59	$29.67	N/A	N/A
Accumulation units outstanding
at the end of period	-	416	365	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division
Accumulation unit value:
Beginning of period	$24.04	$41.41	$39.89	N/A	N/A
End of period	$34.53	$24.04	$41.41	N/A	N/A
Accumulation units outstanding
at the end of period	828	329	260	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.21%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division2026

Accumulation unit value:
Beginning of period	$10.54	N/A	N/A	N/A	N/A
End of period	$13.03	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	33,711	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division1234
Accumulation unit value:
Beginning of period	$6.17	$9.88	$9.99	N/A	N/A
End of period	$7.86	$6.17	$9.88	N/A	N/A
Accumulation units outstanding
at the end of period	18,040	18,218	18,365	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division1224
Accumulation unit value:
Beginning of period	$17.19	$18.54	$17.77	N/A	N/A
End of period	$19.20	$17.19	$18.54	N/A	N/A
Accumulation units outstanding
at the end of period	2,732	4,962	7,233	N/A	N/A

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1224

Accumulation unit value:
Beginning of period	$5.12	$10.33	$11.73	N/A	N/A
End of period	$6.02	$5.12	$10.33	N/A	N/A
Accumulation units outstanding
at the end of period	4,546	7,694	6,316	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division1224

Accumulation unit value:
Beginning of period	$10.90	$19.52	$18.14	N/A	N/A
End of period	$13.78	$10.90	$19.52	N/A	N/A
Accumulation units outstanding
at the end of period	3,911	8,108	6,844	N/A	N/A

JNL/MCM JNL 5 Division1224

Accumulation unit value:
Beginning of period	$7.64	$13.59	$13.61	N/A	N/A
End of period	$9.27	$7.64	$13.59	N/A	N/A
Accumulation units outstanding
at the end of period	35,266	65,128	59,639	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division1224

Accumulation unit value:
Beginning of period	$8.98	$17.46	$14.54	N/A	N/A
End of period	$10.07	$8.98	$17.46	N/A	N/A
Accumulation units outstanding
at the end of period	2,694	4,649	3,917	N/A	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division1224

Accumulation unit value:
Beginning of period	$13.92	$14.17	$13.44	N/A	N/A
End of period	$15.72	$13.92	$14.17	N/A	N/A
Accumulation units outstanding
at the end of period	3,345	6,110	9,481	N/A	N/A

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.23%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Commodity Securities
Division1824
Accumulation unit value:
Beginning of period	$6.49	$14.58	N/A	N/A	N/A
End of period	$9.52	$6.49	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	151	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	$7.44	N/A	N/A	N/A	N/A
End of period	$10.76	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	468	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1760

Accumulation unit value:
Beginning of period	$5.12	$8.89	N/A	N/A	N/A
End of period	$6.02	$5.12	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	811	191	N/A	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division1824

Accumulation unit value:
Beginning of period	$5.46	$9.13	N/A	N/A	N/A
End of period	$6.33	$5.46	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	91	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division1760

Accumulation unit value:
Beginning of period	$9.12	$15.89	N/A	N/A	N/A
End of period	$11.68	$9.12	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	403	161	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division1824

Accumulation unit value:
Beginning of period	$7.14	$11.09	N/A	N/A	N/A
End of period	$9.36	$7.14	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	137	N/A	N/A	N/A

JNL/MCM NYSE International 25
Division1824
Accumulation unit value:
Beginning of period	$6.08	$10.27	N/A	N/A	N/A
End of period	$8.09	$6.08	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	245	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division1824

Accumulation unit value:
Beginning of period	$21.17	$38.34	N/A	N/A	N/A
End of period	$24.87	$21.17	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	23	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division1760

Accumulation unit value:
Beginning of period	$6.63	$11.72	N/A	N/A	N/A
End of period	$7.77	$6.63	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	564	147	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	$6.90	N/A	N/A	N/A	N/A
End of period	$9.08	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	370	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	$10.60	N/A	N/A	N/A	N/A
End of period	$10.60	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	382	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division1824

Accumulation unit value:
Beginning of period	$3.64	$6.11	N/A	N/A	N/A
End of period	$5.83	$3.64	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	184	133	N/A	N/A	N/A

JNL/MCM Value Line 30 Division1824

Accumulation unit value:
Beginning of period	$8.97	$17.21	N/A	N/A	N/A
End of period	$10.06	$8.97	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	162	N/A	N/A	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$6.11	N/A	N/A	N/A	N/A
End of period	$7.36	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	143	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	$13.91	N/A	N/A	N/A	N/A
End of period	$15.68	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	106	N/A	N/A	N/A	N/A

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A
JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.235%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division2031

Accumulation unit value:
Beginning of period	$10.68	N/A	N/A	N/A	N/A
End of period	$12.52	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	92,608	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division2016

Accumulation unit value:
Beginning of period	$10.22	N/A	N/A	N/A	N/A
End of period	$13.02	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	136,577	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division2092

Accumulation unit value:
Beginning of period	$12.35	N/A	N/A	N/A	N/A
End of period	$13.35	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	155,829	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2054

Accumulation unit value:
Beginning of period	$11.85	N/A	N/A	N/A	N/A
End of period	$13.74	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	28,871	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division1263

Accumulation unit value:
Beginning of period	$8.03	$12.78	$16.09	N/A	N/A
End of period	$10.41	$8.03	$12.78	N/A	N/A
Accumulation units outstanding
at the end of period	53,823	49,452	20,171	N/A	N/A

JNL/AIM International Growth Division1379

Accumulation unit value:
Beginning of period	$10.01	$17.33	$15.97	N/A	N/A
End of period	$13.41	$10.01	$17.33	N/A	N/A
Accumulation units outstanding
at the end of period	12,417	13,902	4,014	N/A	N/A

JNL/AIM Large Cap Growth Division1243

Accumulation unit value:
Beginning of period	$8.31	$13.64	$12.26	N/A	N/A
End of period	$10.10	$8.31	$13.64	N/A	N/A
Accumulation units outstanding
at the end of period	158,818	10,499	9,165	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division1268

Accumulation unit value:
Beginning of period	$8.85	$15.02	$13.99	N/A	N/A
End of period	$11.67	$8.85	$15.02	N/A	N/A
Accumulation units outstanding
at the end of period	20,148	4,068	2,549	N/A	N/A

JNL/Capital Guardian Global Balanced
Division1415
Accumulation unit value:
Beginning of period	$8.47	$12.07	$12.71	N/A	N/A
End of period	$10.14	$8.47	$12.07	N/A	N/A
Accumulation units outstanding
at the end of period	35,262	23,097	662	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division1399
Accumulation unit value:
Beginning of period	$15.69	$27.90	$26.28	N/A	N/A
End of period	$21.21	$15.69	$27.90	N/A	N/A
Accumulation units outstanding
at the end of period	11,279	2,205	1,837	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	$4.44	$8.71	N/A	N/A	N/A
End of period	$6.63	$4.44	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,955	2,104	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division1402
Accumulation unit value:
Beginning of period	$15.65	$27.07	$28.01	N/A	N/A
End of period	$20.63	$15.65	$27.07	N/A	N/A
Accumulation units outstanding
at the end of period	18,557	5,838	764	N/A	N/A

JNL/Credit Suisse Commodity Securities
Division1319
Accumulation unit value:
Beginning of period	$6.49	$13.61	$11.95	N/A	N/A
End of period	$9.52	$6.49	$13.61	N/A	N/A
Accumulation units outstanding
at the end of period	87,958	37,553	16,811	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division1319

Accumulation unit value:
Beginning of period	$6.47	$10.62	$10.85	N/A	N/A
End of period	$7.90	$6.47	$10.62	N/A	N/A
Accumulation units outstanding
at the end of period	79,384	6,627	9,658	N/A	N/A

JNL/Eagle Core Equity Division1402

Accumulation unit value:
Beginning of period	$10.44	$17.52	$18.73	N/A	N/A
End of period	$13.67	$10.44	$17.52	N/A	N/A
Accumulation units outstanding
at the end of period	9,986	2,107	2,092	N/A	N/A

JNL/Eagle SmallCap Equity Division1243

Accumulation unit value:
Beginning of period	$14.22	$23.57	$21.83	N/A	N/A
End of period	$18.84	$14.22	$23.57	N/A	N/A
Accumulation units outstanding
at the end of period	52,394	34,735	13,842	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division1263
Accumulation unit value:
Beginning of period	$6.17	$9.88	$9.92	N/A	N/A
End of period	$7.85	$6.17	$9.88	N/A	N/A
Accumulation units outstanding
at the end of period	249,435	293,457	321,595	N/A	N/A

JNL/Franklin Templeton Global
Growth Division1406
Accumulation unit value:
Beginning of period	$5.72	$9.85	$10.12	N/A	N/A
End of period	$7.32	$5.72	$9.85	N/A	N/A
Accumulation units outstanding
at the end of period	3,940	3,445	2,178	N/A	N/A

JNL/Franklin Templeton Income
Division1294
Accumulation unit value:
Beginning of period	$7.40	$10.77	$11.14	N/A	N/A
End of period	$9.62	$7.40	$10.77	N/A	N/A
Accumulation units outstanding
at the end of period	29,137	30,101	18,460	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division1338
Accumulation unit value:
Beginning of period	$5.96	$9.81	$10.62	N/A	N/A
End of period	$7.38	$5.96	$9.81	N/A	N/A
Accumulation units outstanding
at the end of period	25,589	5,015	5,507	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division1353
Accumulation unit value:
Beginning of period	$7.51	$11.48	$13.62	N/A	N/A
End of period	$9.81	$7.51	$11.48	N/A	N/A
Accumulation units outstanding
at the end of period	16,546	19,380	5,213	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division1243
Accumulation unit value:
Beginning of period	$17.13	$18.48	$17.61	N/A	N/A
End of period	$19.13	$17.13	$18.48	N/A	N/A
Accumulation units outstanding
at the end of period	96,142	52,290	51,337	N/A	N/A

JNL/Goldman Sachs Emerging Markets
Debt Division1905
Accumulation unit value:
Beginning of period	$9.63	$9.80	N/A	N/A	N/A
End of period	$11.58	$9.63	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	34,506	965	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division1363
Accumulation unit value:
Beginning of period	$7.98	$12.77	$13.49	N/A	N/A
End of period	$10.35	$7.98	$12.77	N/A	N/A
Accumulation units outstanding
at the end of period	59,746	18,729	8,727	N/A	N/A

JNL/Ivy Asset Strategy Division2166

Accumulation unit value:
Beginning of period	$10.61	N/A	N/A	N/A	N/A
End of period	$10.35	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	27,027	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division1243
Accumulation unit value:
Beginning of period	$8.79	$16.20	$14.94	N/A	N/A
End of period	$11.19	$8.79	$16.20	N/A	N/A
Accumulation units outstanding
at the end of period	133,872	94,027	18,926	N/A	N/A

JNL/JPMorgan MidCap Growth Division1268

Accumulation unit value:
Beginning of period	$12.65	$23.28	$22.34	N/A	N/A
End of period	$17.68	$12.65	$23.28	N/A	N/A
Accumulation units outstanding
at the end of period	3,587	395	71	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division1283
Accumulation unit value:
Beginning of period	$15.75	$15.12	$14.67	N/A	N/A
End of period	$15.97	$15.75	$15.12	N/A	N/A
Accumulation units outstanding
at the end of period	225,732	973,469	11,582	N/A	N/A

JNL/Lazard Emerging Markets Division1319

Accumulation unit value:
Beginning of period	$6.82	$13.96	$12.18	N/A	N/A
End of period	$11.45	$6.82	$13.96	N/A	N/A
Accumulation units outstanding
at the end of period	84,886	37,701	10,998	N/A	N/A

JNL/Lazard Mid Cap Equity Division1243

Accumulation unit value:
Beginning of period	$11.04	$18.49	$20.06	N/A	N/A
End of period	$15.07	$11.04	$18.49	N/A	N/A
Accumulation units outstanding
at the end of period	3,779	2,186	12,354	N/A	N/A

JNL/Lazard Small Cap Equity Division1279

Accumulation unit value:
Beginning of period	$8.84	$14.72	$16.49	N/A	N/A
End of period	$8.33	$8.84	$14.72	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,201	6,785	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$7.99	N/A	N/A	N/A	N/A
End of period	$12.04	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,029	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$8.00	N/A	N/A	N/A	N/A
End of period	$11.17	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,169	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$5.44	N/A	N/A	N/A	N/A
End of period	$7.42	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	45,562	N/A	N/A	N/A	N/A

JNL/MCM 25 Division1279

Accumulation unit value:
Beginning of period	$7.19	$11.35	$11.97	N/A	N/A
End of period	$10.76	$7.19	$11.35	N/A	N/A
Accumulation units outstanding
at the end of period	14,096	15,345	11,517	N/A	N/A

JNL/MCM Bond Index Division1263

Accumulation unit value:
Beginning of period	$11.55	$11.39	$11.06	N/A	N/A
End of period	$11.94	$11.55	$11.39	N/A	N/A
Accumulation units outstanding
at the end of period	71,502	20,480	14,451	N/A	N/A

JNL/MCM Communications Sector
Division1311
Accumulation unit value:
Beginning of period	$3.45	$5.84	$6.36	N/A	N/A
End of period	$4.24	$3.45	$5.84	N/A	N/A
Accumulation units outstanding
at the end of period	9,933	9,904	17,607	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division1319
Accumulation unit value:
Beginning of period	$6.68	$9.94	$11.50	N/A	N/A
End of period	$8.70	$6.68	$9.94	N/A	N/A
Accumulation units outstanding
at the end of period	36,577	1,166	10,834	N/A	N/A

JNL/MCM Dow 10 Division1283

Accumulation unit value:
Beginning of period	$5.60	$10.62	$10.77	N/A	N/A
End of period	$6.35	$5.60	$10.62	N/A	N/A
Accumulation units outstanding
at the end of period	25,158	13,679	30,962	N/A	N/A

JNL/MCM Dow Dividend Division1238

Accumulation unit value:
Beginning of period	$5.11	$10.33	$11.56	N/A	N/A
End of period	$6.01	$5.11	$10.33	N/A	N/A
Accumulation units outstanding
at the end of period	44,166	29,324	33,247	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	$5.71	$8.96	N/A	N/A	N/A
End of period	$5.31	$5.71	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	12,991	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$9.57	N/A	N/A	N/A	N/A
End of period	$11.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,458	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division1255

Accumulation unit value:
Beginning of period	$5.45	$11.30	$14.40	N/A	N/A
End of period	$6.33	$5.45	$11.30	N/A	N/A
Accumulation units outstanding
at the end of period	89,953	83,902	6,716	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division1243

Accumulation unit value:
Beginning of period	$9.11	$18.10	$17.00	N/A	N/A
End of period	$11.68	$9.11	$18.10	N/A	N/A
Accumulation units outstanding
at the end of period	24,856	19,936	28,017	N/A	N/A

JNL/MCM Global Alpha Division2168

Accumulation unit value:
Beginning of period	$10.01	N/A	N/A	N/A	N/A
End of period	$9.82	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,389	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division1311

Accumulation unit value:
Beginning of period	$8.91	$11.87	$12.25	N/A	N/A
End of period	$10.55	$8.91	$11.87	N/A	N/A
Accumulation units outstanding
at the end of period	49,699	18,710	22,980	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$6.76	$6.81	N/A	N/A	N/A
End of period	$8.27	$6.76	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,302	713	N/A	N/A	N/A

JNL/MCM International Index Division1263

Accumulation unit value:
Beginning of period	$10.88	$19.49	$18.06	N/A	N/A
End of period	$13.75	$10.88	$19.49	N/A	N/A
Accumulation units outstanding
at the end of period	65,258	15,271	10,934	N/A	N/A

JNL/MCM JNL 5 Division1255

Accumulation unit value:
Beginning of period	$7.63	$13.58	$13.98	N/A	N/A
End of period	$9.26	$7.63	$13.58	N/A	N/A
Accumulation units outstanding
at the end of period	253,748	273,521	276,208	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1266

Accumulation unit value:
Beginning of period	$6.25	$11.86	$10.18	N/A	N/A
End of period	$8.42	$6.25	$11.86	N/A	N/A
Accumulation units outstanding
at the end of period	101,614	145,553	53,041	N/A	N/A

JNL/MCM Nasdaq 25 Division1363

Accumulation unit value:
Beginning of period	$7.14	$12.48	$11.90	N/A	N/A
End of period	$9.36	$7.14	$12.48	N/A	N/A
Accumulation units outstanding
at the end of period	4,570	2,340	2,295	N/A	N/A

JNL/MCM NYSE International 25
Division1363
Accumulation unit value:
Beginning of period	$6.08	$11.51	$10.78	N/A	N/A
End of period	$8.09	$6.08	$11.51	N/A	N/A
Accumulation units outstanding
at the end of period	10,621	14,142	9,006	N/A	N/A

JNL/MCM Oil & Gas Sector Division1255

Accumulation unit value:
Beginning of period	$21.16	$34.82	$26.03	N/A	N/A
End of period	$24.85	$21.16	$34.82	N/A	N/A
Accumulation units outstanding
at the end of period	47,442	18,842	11,689	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$11.56	N/A	N/A	N/A	N/A
End of period	$11.59	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,907	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division1283

Accumulation unit value:
Beginning of period	$6.63	$13.46	$13.34	N/A	N/A
End of period	$7.77	$6.63	$13.46	N/A	N/A
Accumulation units outstanding
at the end of period	6,912	10,136	9,632	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division1363

Accumulation unit value:
Beginning of period	$7.02	$10.67	$10.54	N/A	N/A
End of period	$8.16	$7.02	$10.67	N/A	N/A
Accumulation units outstanding
at the end of period	6,157	4,306	4,625	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division1263

Accumulation unit value:
Beginning of period	$9.45	$15.49	$15.28	N/A	N/A
End of period	$12.76	$9.45	$15.49	N/A	N/A
Accumulation units outstanding
at the end of period	26,230	6,050	15,113	N/A	N/A

JNL/MCM S&P 500 Index Division1263

Accumulation unit value:
Beginning of period	$7.37	$12.08	$11.64	N/A	N/A
End of period	$9.08	$7.37	$12.08	N/A	N/A
Accumulation units outstanding
at the end of period	106,492	9,339	28,689	N/A	N/A

JNL/MCM S&P SMid 60 Division1325

Accumulation unit value:
Beginning of period	$6.00	$8.80	$10.33	N/A	N/A
End of period	$9.49	$6.00	$8.80	N/A	N/A
Accumulation units outstanding
at the end of period	20,144	2,527	5,444	N/A	N/A

JNL/MCM Select Small-Cap Division1283

Accumulation unit value:
Beginning of period	$10.33	$17.62	$19.30	N/A	N/A
End of period	$10.59	$10.33	$17.62	N/A	N/A
Accumulation units outstanding
at the end of period	13,076	8,510	6,837	N/A	N/A

JNL/MCM Small Cap Index Division1263

Accumulation unit value:
Beginning of period	$9.17	$14.42	$15.07	N/A	N/A
End of period	$11.43	$9.17	$14.42	N/A	N/A
Accumulation units outstanding
at the end of period	24,914	5,243	9,808	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division1255

Accumulation unit value:
Beginning of period	$3.64	$6.58	$6.00	N/A	N/A
End of period	$5.83	$3.64	$6.58	N/A	N/A
Accumulation units outstanding
at the end of period	41,957	56,211	46,638	N/A	N/A

JNL/MCM Value Line 30 Division1238

Accumulation unit value:
Beginning of period	$8.97	$17.45	$14.20	N/A	N/A
End of period	$10.06	$8.97	$17.45	N/A	N/A
Accumulation units outstanding
at the end of period	24,612	25,536	22,987	N/A	N/A

JNL/MCM VIP Division1363

Accumulation unit value:
Beginning of period	$7.89	$14.10	$13.98	N/A	N/A
End of period	$9.56	$7.89	$14.10	N/A	N/A
Accumulation units outstanding
at the end of period	46,460	26,074	4,145	N/A	N/A

JNL/Oppenheimer Global Growth
Division1268
Accumulation unit value:
Beginning of period	$8.41	$14.54	$13.75	N/A	N/A
End of period	$11.47	$8.41	$14.54	N/A	N/A
Accumulation units outstanding
at the end of period	14,459	6,777	12,683	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$7.59	N/A	N/A	N/A	N/A
End of period	$7.92	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,819	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1797

Accumulation unit value:
Beginning of period	$4.13	$8.07	N/A	N/A	N/A
End of period	$7.36	$4.13	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	52,036	122	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division1285

Accumulation unit value:
Beginning of period	$10.22	$10.86	$10.22	N/A	N/A
End of period	$11.72	$10.22	$10.86	N/A	N/A
Accumulation units outstanding
at the end of period	117,811	37,100	1,992	N/A	N/A

JNL/PIMCO Total Return Bond Division1243

Accumulation unit value:
Beginning of period	$13.88	$14.14	$13.30	N/A	N/A
End of period	$15.67	$13.88	$14.14	N/A	N/A
Accumulation units outstanding
at the end of period	1,178,690	126,331	90,355	N/A	N/A

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division1238
Accumulation unit value:
Beginning of period	$8.69	$12.84	$13.43	N/A	N/A
End of period	$12.44	$8.69	$12.84	N/A	N/A
Accumulation units outstanding
at the end of period	126,316	36,884	27,413	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$7.86	N/A	N/A	N/A	N/A
End of period	$8.23	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,464	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	$7.67	N/A	N/A	N/A	N/A
End of period	$8.14	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,330	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division1415

Accumulation unit value:
Beginning of period	$9.88	$19.14	$22.05	N/A	N/A
End of period	$13.97	$9.88	$19.14	N/A	N/A
Accumulation units outstanding
at the end of period	745	431	384	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division1905
Accumulation unit value:
Beginning of period	$5.91	$8.69	N/A	N/A	N/A
End of period	$8.11	$5.91	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	65,220	3,873	N/A	N/A	N/A

JNL/S&P 4 Division1464

Accumulation unit value:
Beginning of period	$6.63	$9.91	$9.90	N/A	N/A
End of period	$9.20	$6.63	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	186,283	137,280	10,051	N/A	N/A

JNL/S&P Competitive Advantage
Division1454
Accumulation unit value:
Beginning of period	$6.84	$9.91	$10.22	N/A	N/A
End of period	$9.65	$6.84	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	25,390	11,973	151,081	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.20	$8.78	N/A	N/A	N/A
End of period	$7.60	$6.20	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	50,983	43,379	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division1337

Accumulation unit value:
Beginning of period	$7.52	$10.47	$10.44	N/A	N/A
End of period	$8.72	$7.52	$10.47	N/A	N/A
Accumulation units outstanding
at the end of period	17,072	19,983	22,885	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division1361
Accumulation unit value:
Beginning of period	$6.66	$10.44	$10.74	N/A	N/A
End of period	$8.00	$6.66	$10.44	N/A	N/A
Accumulation units outstanding
at the end of period	45,292	26,497	21,834	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	$7.07	$8.95	N/A	N/A	N/A
End of period	$8.53	$7.07	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	21,038	11,797	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division1454

Accumulation unit value:
Beginning of period	$6.21	$9.91	$10.28	N/A	N/A
End of period	$9.54	$6.21	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	46,065	11,198	466,319	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division1319
Accumulation unit value:
Beginning of period	$9.13	$15.34	$15.54	N/A	N/A
End of period	$11.69	$9.13	$15.34	N/A	N/A
Accumulation units outstanding
at the end of period	18,186	5,679	7,300	N/A	N/A

JNL/S&P Managed Conservative Division1319

Accumulation unit value:
Beginning of period	$9.65	$11.45	$11.26	N/A	N/A
End of period	$10.72	$9.65	$11.45	N/A	N/A
Accumulation units outstanding
at the end of period	88,531	58,607	8,393	N/A	N/A

JNL/S&P Managed Growth Division1279

Accumulation unit value:
Beginning of period	$9.62	$15.21	$14.68	N/A	N/A
End of period	$12.04	$9.62	$15.21	N/A	N/A
Accumulation units outstanding
at the end of period	117,894	54,473	60,930	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division1319

Accumulation unit value:
Beginning of period	$9.43	$12.24	$12.11	N/A	N/A
End of period	$10.94	$9.43	$12.24	N/A	N/A
Accumulation units outstanding
at the end of period	176,890	87,848	31,448	N/A	N/A

JNL/S&P Managed Moderate Growth
Division1319
Accumulation unit value:
Beginning of period	$10.25	$14.45	$14.38	N/A	N/A
End of period	$12.37	$10.25	$14.45	N/A	N/A
Accumulation units outstanding
at the end of period	156,300	64,415	41,073	N/A	N/A

JNL/S&P Retirement 2015 Division1363

Accumulation unit value:
Beginning of period	$7.86	$11.50	$11.47	N/A	N/A
End of period	$9.21	$7.86	$11.50	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	2,220	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	$7.61	$11.06	N/A	N/A	N/A
End of period	$9.02	$7.61	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	4,624	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division1415

Accumulation unit value:
Beginning of period	$7.43	$11.80	$12.32	N/A	N/A
End of period	$8.90	$7.43	$11.80	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,093	1,370	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	$8.80	$10.65	N/A	N/A	N/A
End of period	$9.84	$8.80	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	21,712	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division1454

Accumulation unit value:
Beginning of period	$6.33	$10.06	$10.51	N/A	N/A
End of period	$8.84	$6.33	$10.06	N/A	N/A
Accumulation units outstanding
at the end of period	34,186	12,903	1,149	N/A	N/A

JNL/Select Balanced Division1279

Accumulation unit value:
Beginning of period	$19.82	$25.56	$24.60	N/A	N/A
End of period	$23.19	$19.82	$25.56	N/A	N/A
Accumulation units outstanding
at the end of period	30,148	26,658	7,835	N/A	N/A

JNL/Select Money Market Division1257

Accumulation unit value:
Beginning of period	$11.86	$11.87	$11.63	N/A	N/A
End of period	$11.62	$11.86	$11.87	N/A	N/A
Accumulation units outstanding
at the end of period	83,380	54,771	32,232	N/A	N/A

JNL/Select Value Division1243

Accumulation unit value:
Beginning of period	$13.87	$21.29	$20.48	N/A	N/A
End of period	$16.82	$13.87	$21.29	N/A	N/A
Accumulation units outstanding
at the end of period	126,923	62,518	12,656	N/A	N/A

JNL/T.Rowe Price Established Growth
Division1243
Accumulation unit value:
Beginning of period	$16.52	$29.55	$27.82	N/A	N/A
End of period	$23.18	$16.52	$29.55	N/A	N/A
Accumulation units outstanding
at the end of period	20,960	61,661	8,945	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division1243
Accumulation unit value:
Beginning of period	$23.94	$41.25	$36.84	N/A	N/A
End of period	$34.38	$23.94	$41.25	N/A	N/A
Accumulation units outstanding
at the end of period	34,320	29,417	7,971	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1335
Accumulation unit value:
Beginning of period	$9.57	$10.41	$10.22	N/A	N/A
End of period	$10.08	$9.57	$10.41	N/A	N/A
Accumulation units outstanding
at the end of period	38,481	9,520	4,978	N/A	N/A

JNL/T.Rowe Price Value Division1243

Accumulation unit value:
Beginning of period	$8.89	$15.27	$15.69	N/A	N/A
End of period	$11.92	$8.89	$15.27	N/A	N/A
Accumulation units outstanding
at the end of period	6,929	30,476	7,296	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.245%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division2124

Accumulation unit value:
Beginning of period	$12.17	N/A	N/A	N/A	N/A
End of period	$12.52	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,944	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division2129

Accumulation unit value:
Beginning of period	$12.58	N/A	N/A	N/A	N/A
End of period	$13.02	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	19,903	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division2141

Accumulation unit value:
Beginning of period	$13.31	N/A	N/A	N/A	N/A
End of period	$13.35	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,671	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2022

Accumulation unit value:
Beginning of period	$10.38	N/A	N/A	N/A	N/A
End of period	$13.74	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	14,068	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$8.03	$12.77	$15.37	$11.53	$10.74
End of period	$10.41	$8.03	$12.77	$15.37	$11.53
Accumulation units outstanding
at the end of period	7,606	7,523	6,795	27,569	-

JNL/AIM International Growth Division989

Accumulation unit value:
Beginning of period	$9.99	$17.30	$16.12	$14.12	N/A
End of period	$13.39	$9.99	$17.30	$16.12	N/A
Accumulation units outstanding
at the end of period	18,552	16,420	23,440	6,092	N/A

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.31	$13.63	$12.04	$11.42	$10.76
End of period	$10.10	$8.31	$13.63	$12.04	$11.42
Accumulation units outstanding
at the end of period	3,388	3,976	2,762	1,339	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.85	$15.01	$13.78	$12.31	$11.25
End of period	$11.66	$8.85	$15.01	$13.78	$12.31
Accumulation units outstanding
at the end of period	1,483	524	336	369	-

JNL/Capital Guardian Global Balanced
Division748
Accumulation unit value:
Beginning of period	$8.46	$12.06	$11.43	$10.55	$9.69
End of period	$10.13	$8.46	$12.06	$11.43	$10.55
Accumulation units outstanding
at the end of period	5,232	8,896	1,077	93	-

JNL/Capital Guardian Global Diversified
Research Division748
Accumulation unit value:
Beginning of period	$15.67	$27.86	$23.62	$21.32	$20.74
End of period	$21.18	$15.67	$27.86	$23.62	$21.32
Accumulation units outstanding
at the end of period	6,845	7,940	-	-	-

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	$4.44	$9.87	N/A	N/A	N/A
End of period	$6.63	$4.44	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,349	3,922	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	$15.63	$27.04	$25.20	$24.64	$23.35
End of period	$20.60	$15.63	$27.04	$25.20	$24.64
Accumulation units outstanding
at the end of period	5,555	5,370	-	-	-

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.49	$13.60	$10.18	N/A	N/A
End of period	$9.51	$6.49	$13.60	N/A	N/A
Accumulation units outstanding
at the end of period	56,511	39,417	28,723	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.47	$10.62	$9.81	N/A	N/A
End of period	$7.90	$6.47	$10.62	N/A	N/A
Accumulation units outstanding
at the end of period	3,194	2,538	15,289	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$10.43	$17.50	$17.80	$16.20	$15.80
End of period	$13.65	$10.43	$17.50	$17.80	$16.20
Accumulation units outstanding
at the end of period	710	253	-	-	-

JNL/Eagle SmallCap Equity Division1037

Accumulation unit value:
Beginning of period	$14.21	$23.54	$21.48	$20.64	N/A
End of period	$18.82	$14.21	$23.54	$21.48	N/A
Accumulation units outstanding
at the end of period	5,236	6,505	6,139	801	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.17	$9.88	$10.00	N/A	N/A
End of period	$7.85	$6.17	$9.88	N/A	N/A
Accumulation units outstanding
at the end of period	96,196	123,418	112,442	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	$5.72	$9.85	$9.96	N/A	N/A
End of period	$7.32	$5.72	$9.85	N/A	N/A
Accumulation units outstanding
at the end of period	2,737	1,742	4,122	N/A	N/A

JNL/Franklin Templeton Income
Division1122
Accumulation unit value:
Beginning of period	$7.40	$10.77	$10.82	$10.14	N/A
End of period	$9.62	$7.40	$10.77	$10.82	N/A
Accumulation units outstanding
at the end of period	41,091	70,457	55,375	20,660	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$5.96	$9.81	$9.81	N/A	N/A
End of period	$7.38	$5.96	$9.81	N/A	N/A
Accumulation units outstanding
at the end of period	10,904	6,100	6,802	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	$7.51	$11.48	$12.51	$10.87	$10.94
End of period	$9.80	$7.51	$11.48	$12.51	$10.87
Accumulation units outstanding
at the end of period	16,003	16,103	14,912	4,171	-

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$17.11	$18.45	$17.64	$17.23	$17.25
End of period	$19.10	$17.11	$18.45	$17.64	$17.23
Accumulation units outstanding
at the end of period	10,057	3,439	2,263	6,245	316

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	$11.15	N/A	N/A	N/A	N/A
End of period	$11.57	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	15,190	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$7.98	$12.76	$12.70	$11.22	$10.70
End of period	$10.34	$7.98	$12.76	$12.70	$11.22
Accumulation units outstanding
at the end of period	7,063	8,191	293	3,866	-

JNL/Ivy Asset Strategy Division2130

Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A
End of period	$10.35	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	30,137	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$8.78	$16.18	$14.78	$11.45	$10.21
End of period	$11.18	$8.78	$16.18	$14.78	$11.45
Accumulation units outstanding
at the end of period	26,495	30,291	30,853	19,371	856

JNL/JPMorgan MidCap Growth Division1122

Accumulation unit value:
Beginning of period	$12.63	$23.25	$22.03	$19.51	N/A
End of period	$17.66	$12.63	$23.25	$22.03	N/A
Accumulation units outstanding
at the end of period	1,763	1,143	210	233	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division781
Accumulation unit value:
Beginning of period	$15.72	$15.10	$14.51	$14.38	$14.41
End of period	$15.94	$15.72	$15.10	$14.51	$14.38
Accumulation units outstanding
at the end of period	18,660	62,681	6,255	1,929	1,111

JNL/Lazard Emerging Markets Division1197

Accumulation unit value:
Beginning of period	$6.82	$13.95	$10.83	$10.23	N/A
End of period	$11.44	$6.82	$13.95	$10.83	N/A
Accumulation units outstanding
at the end of period	57,449	26,953	50,473	4,144	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$11.02	$18.47	$19.40	$17.32	$16.42
End of period	$15.05	$11.02	$18.47	$19.40	$17.32
Accumulation units outstanding
at the end of period	667	822	510	-	1,088

JNL/Lazard Small Cap Equity Division781

Accumulation unit value:
Beginning of period	$8.83	$14.71	$16.14	$14.14	$14.03
End of period	$8.32	$8.83	$14.71	$16.14	$14.14
Accumulation units outstanding
at the end of period	-	4,528	357	-	1,317

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division1904

Accumulation unit value:
Beginning of period	$8.38	$8.55	N/A	N/A	N/A
End of period	$12.04	$8.38	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,087	584	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$6.09	$9.66	N/A	N/A	N/A
End of period	$7.42	$6.09	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,562	10,642	N/A	N/A	N/A

JNL/MCM 25 Division781

Accumulation unit value:
Beginning of period	$7.19	$11.35	$11.94	$10.88	$11.67
End of period	$10.75	$7.19	$11.35	$11.94	$10.88
Accumulation units outstanding
at the end of period	8,460	4,952	18,291	15,700	1,019

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.54	$11.38	$10.94	$10.80	$10.83
End of period	$11.94	$11.54	$11.38	$10.94	$10.80
Accumulation units outstanding
at the end of period	47,933	24,343	15,521	5,442	2,182

JNL/MCM Communications Sector
Division1048
Accumulation unit value:
Beginning of period	$3.45	$5.84	$5.73	$4.92	N/A
End of period	$4.23	$3.45	$5.84	$5.73	N/A
Accumulation units outstanding
at the end of period	26,996	28,140	34,341	58,659	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	$6.68	$9.94	$11.03	$9.95	$9.54
End of period	$8.69	$6.68	$9.94	$11.03	$9.95
Accumulation units outstanding
at the end of period	954	1,021	1,056	-	-

JNL/MCM Dow 10 Division781

Accumulation unit value:
Beginning of period	$5.60	$10.61	$10.74	$8.48	$9.07
End of period	$6.34	$5.60	$10.61	$10.74	$8.48
Accumulation units outstanding
at the end of period	16,028	21,910	33,537	29,662	1,311

JNL/MCM Dow Dividend Division1015

Accumulation unit value:
Beginning of period	$5.11	$10.33	$11.74	$10.10	N/A
End of period	$6.01	$5.11	$10.33	$11.74	N/A
Accumulation units outstanding
at the end of period	32,835	30,427	35,380	12,350	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.70	$9.38	$9.24	$8.09	$7.84
End of period	$5.31	$5.70	$9.38	$9.24	$8.09
Accumulation units outstanding
at the end of period	-	13,706	16,859	14,187	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$8.95	N/A	N/A	N/A	N/A
End of period	$11.83	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	978	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$5.45	$11.29	$13.97	$12.04	$11.06
End of period	$6.32	$5.45	$11.29	$13.97	$12.04
Accumulation units outstanding
at the end of period	8,052	8,341	3,228	2,559	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$9.11	$18.09	$16.65	$12.15	$11.09
End of period	$11.67	$9.11	$18.09	$16.65	$12.15
Accumulation units outstanding
at the end of period	34,254	40,970	46,907	49,992	3,313

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	$8.91	$11.86	$11.28	$10.85	$10.53
End of period	$10.53	$8.91	$11.86	$11.28	$10.85
Accumulation units outstanding
at the end of period	5,956	9,555	5,675	3,052	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$6.76	$9.77	N/A	N/A	N/A
End of period	$8.27	$6.76	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,444	4,328	N/A	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$10.87	$19.48	$18.05	$14.70	$13.62
End of period	$13.74	$10.87	$19.48	$18.05	$14.70
Accumulation units outstanding
at the end of period	12,249	12,794	8,534	4,143	781

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.63	$13.57	$13.69	$11.78	$11.27
End of period	$9.26	$7.63	$13.57	$13.69	$11.78
Accumulation units outstanding
at the end of period	318,750	371,887	326,862	190,400	16,799

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1095

Accumulation unit value:
Beginning of period	$6.25	$11.85	$10.67	$9.03	N/A
End of period	$8.42	$6.25	$11.85	$10.67	N/A
Accumulation units outstanding
at the end of period	73,101	77,573	27,273	26,946	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$7.14	$12.48	$10.72	$10.46	$9.70
End of period	$9.36	$7.14	$12.48	$10.72	$10.46
Accumulation units outstanding
at the end of period	2,858	2,642	25,393	4,070	-

JNL/MCM NYSE International 25
Division1312
Accumulation unit value:
Beginning of period	$6.08	$11.51	$9.99	N/A	N/A
End of period	$8.09	$6.08	$11.51	N/A	N/A
Accumulation units outstanding
at the end of period	11,355	12,958	8,319	N/A	N/A
JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$21.15	$34.80	$26.31	$22.28	$20.36
End of period	$24.83	$21.15	$34.80	$26.31	$22.28
Accumulation units outstanding
at the end of period	10,365	13,534	22,905	7,649	1,689

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division781

Accumulation unit value:
Beginning of period	$6.63	$13.45	$13.10	$12.80	$10.53
End of period	$7.76	$6.63	$13.45	$13.10	$12.80
Accumulation units outstanding
at the end of period	17,235	21,825	28,359	22,803	3,901

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division1132

Accumulation unit value:
Beginning of period	$7.02	$10.67	$10.15	$9.44	N/A
End of period	$8.16	$7.02	$10.67	$10.15	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.45	$15.48	$14.73	$13.74	$12.87
End of period	$12.75	$9.45	$15.48	$14.73	$13.74
Accumulation units outstanding
at the end of period	10,118	9,257	6,944	4,138	1,677

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.36	$12.08	$11.78	$10.46	$10.35
End of period	$9.07	$7.36	$12.08	$11.78	$10.46
Accumulation units outstanding
at the end of period	30,212	25,596	21,169	7,383	2,145

JNL/MCM S&P SMid 60 Division1309

Accumulation unit value:
Beginning of period	$6.00	$8.80	$10.29	N/A	N/A
End of period	$9.48	$6.00	$8.80	N/A	N/A
Accumulation units outstanding
at the end of period	20,041	6,617	6,501	N/A	N/A

JNL/MCM Select Small-Cap Division781

Accumulation unit value:
Beginning of period	$10.32	$17.61	$20.11	$18.78	$18.08
End of period	$10.58	$10.32	$17.61	$20.11	$18.78
Accumulation units outstanding
at the end of period	3,740	3,394	6,590	6,937	599

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.17	$14.41	$15.05	$13.10	$12.67
End of period	$11.42	$9.17	$14.41	$15.05	$13.10
Accumulation units outstanding
at the end of period	11,764	4,850	5,629	4,531	872

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division748

Accumulation unit value:
Beginning of period	$3.64	$6.58	$5.87	$5.49	$5.28
End of period	$5.83	$3.64	$6.58	$5.87	$5.49
Accumulation units outstanding
at the end of period	40,879	31,184	33,000	-	-

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$8.96	$17.44	$14.93	$15.48	$12.63
End of period	$10.05	$8.96	$17.44	$14.93	$15.48
Accumulation units outstanding
at the end of period	68,664	72,970	58,046	46,244	27,301

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$7.89	$14.10	$13.02	$11.87	$10.87
End of period	$9.56	$7.89	$14.10	$13.02	$11.87
Accumulation units outstanding
at the end of period	10,505	13,741	5,716	-	-

JNL/Oppenheimer Global Growth
Division748
Accumulation unit value:
Beginning of period	$8.40	$14.53	$13.98	$12.22	$10.57
End of period	$11.46	$8.40	$14.53	$13.98	$12.22
Accumulation units outstanding
at the end of period	8,887	7,426	7,947	3,959	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$7.05	N/A	N/A	N/A	N/A
End of period	$7.92	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,817	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1784

Accumulation unit value:
Beginning of period	$4.13	$8.07	N/A	N/A	N/A
End of period	$7.36	$4.13	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	32,569	1,609	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.22	$10.85	$9.96	N/A	N/A
End of period	$11.71	$10.22	$10.85	N/A	N/A
Accumulation units outstanding
at the end of period	50,355	71,732	20,235	N/A	N/A

JNL/PIMCO Total Return Bond Division748

Accumulation unit value:
Beginning of period	$13.87	$14.12	$13.35	$13.19	$13.19
End of period	$15.65	$13.87	$14.12	$13.35	$13.19
Accumulation units outstanding
at the end of period	89,902	62,135	22,890	1,243	-

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division748
Accumulation unit value:
Beginning of period	$8.69	$12.83	$13.27	$12.28	$12.26
End of period	$12.43	$8.69	$12.83	$13.27	$12.28
Accumulation units outstanding
at the end of period	25,797	12,294	14,501	8,939	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division1802
Accumulation unit value:
Beginning of period	$6.21	$10.53	N/A	N/A	N/A
End of period	$8.13	$6.21	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	400	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	$9.87	$19.12	$20.72	$18.75	$18.28
End of period	$13.95	$9.87	$19.12	$20.72	$18.75
Accumulation units outstanding
at the end of period	-	-	68	-	-

JNL/Red Rocks Listed Private Equity
Division1904
Accumulation unit value:
Beginning of period	$5.91	$8.42	N/A	N/A	N/A
End of period	$8.11	$5.91	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,001	1,688	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.63	$9.37	N/A	N/A	N/A
End of period	$9.19	$6.63	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	32,623	22,231	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$6.84	$9.28	N/A	N/A	N/A
End of period	$9.65	$6.84	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	942	4,210	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.20	$10.32	N/A	N/A	N/A
End of period	$7.60	$6.20	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	646	654	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$7.52	$10.44	N/A	N/A	N/A
End of period	$8.72	$7.52	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	471	2,531	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	$6.66	$10.37	N/A	N/A	N/A
End of period	$8.00	$6.66	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,975	3,022	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	$7.07	$9.59	N/A	N/A	N/A
End of period	$8.53	$7.07	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	450	4,421	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$6.21	$9.81	N/A	N/A	N/A
End of period	$9.54	$6.21	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,301	12,743	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.12	$15.32	$14.36	$12.70	$11.74
End of period	$11.68	$9.12	$15.32	$14.36	$12.70
Accumulation units outstanding
at the end of period	125,545	129,153	71,448	-	-

JNL/S&P Managed Conservative Division748

Accumulation unit value:
Beginning of period	$9.65	$11.44	$11.01	$10.44	$10.25
End of period	$10.71	$9.65	$11.44	$11.01	$10.44
Accumulation units outstanding
at the end of period	20,602	20,826	897	-	-

JNL/S&P Managed Growth Division781

Accumulation unit value:
Beginning of period	$9.61	$15.20	$14.30	$12.81	$12.21
End of period	$12.03	$9.61	$15.20	$14.30	$12.81
Accumulation units outstanding
at the end of period	46,169	46,171	12,263	4,976	4,639

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division781

Accumulation unit value:
Beginning of period	$9.42	$12.24	$11.62	$10.76	$10.19
End of period	$10.93	$9.42	$12.24	$11.62	$10.76
Accumulation units outstanding
at the end of period	97,808	83,123	63,297	55,018	38,878

JNL/S&P Managed Moderate Growth
Division781
Accumulation unit value:
Beginning of period	$10.24	$14.44	$13.59	$12.39	$11.96
End of period	$12.36	$10.24	$14.44	$13.59	$12.39
Accumulation units outstanding
at the end of period	14,453	21,249	45,754	37,612	19,413

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division1132

Accumulation unit value:
Beginning of period	$8.80	$10.99	$10.51	$9.94	N/A
End of period	$9.83	$8.80	$10.99	$10.51	N/A
Accumulation units outstanding
at the end of period	-	4,721	2,975	1,067	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.33	$9.86	N/A	N/A	N/A
End of period	$8.84	$6.33	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,024	8,602	N/A	N/A	N/A

JNL/Select Balanced Division748

Accumulation unit value:
Beginning of period	$19.79	$25.53	$24.29	$21.86	$20.98
End of period	$23.16	$19.79	$25.53	$24.29	$21.86
Accumulation units outstanding
at the end of period	18,399	16,637	8,179	1,302	-

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$11.85	$11.86	$11.58	$11.33	$11.27
End of period	$11.60	$11.85	$11.86	$11.58	$11.33
Accumulation units outstanding
at the end of period	14,095	108,322	32,564	-	-

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$13.87	$21.28	$20.18	$17.06	$15.97
End of period	$16.81	$13.87	$21.28	$20.18	$17.06
Accumulation units outstanding
at the end of period	3,057	3,267	4,356	5,737	-

JNL/T.Rowe Price Established Growth
Division748
Accumulation unit value:
Beginning of period	$16.50	$29.52	$27.42	$24.66	$23.33
End of period	$23.14	$16.50	$29.52	$27.42	$24.66
Accumulation units outstanding
at the end of period	6,197	4,283	3,997	3,921	-

JNL/T.Rowe Price Mid-Cap Growth
Division748
Accumulation unit value:
Beginning of period	$23.91	$41.20	$35.95	$34.43	$29.94
End of period	$34.33	$23.91	$41.20	$35.95	$34.43
Accumulation units outstanding
at the end of period	4,895	5,079	6,645	467	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1165
Accumulation unit value:
Beginning of period	$9.57	$10.41	$10.16	$10.11	N/A
End of period	$10.07	$9.57	$10.41	$10.16	N/A
Accumulation units outstanding
at the end of period	24,661	9,105	11,459	1,033	N/A

JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$8.88	$15.26	$15.48	$13.19	$12.48
End of period	$11.91	$8.88	$15.26	$15.48	$13.19
Accumulation units outstanding
at the end of period	6,872	2,085	5,596	5,157	-

Accumulation Unit Values
Contract with Endorsements - 2.25%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division2168

Accumulation unit value:
Beginning of period	$12.30	N/A	N/A	N/A	N/A
End of period	$12.52	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,032	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division2044

Accumulation unit value:
Beginning of period	$11.03	N/A	N/A	N/A	N/A
End of period	$13.02	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	16,805	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division2090

Accumulation unit value:
Beginning of period	$12.35	N/A	N/A	N/A	N/A
End of period	$13.35	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	412	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2095

Accumulation unit value:
Beginning of period	$12.67	N/A	N/A	N/A	N/A
End of period	$13.74	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,183	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division781

Accumulation unit value:
Beginning of period	$8.03	$12.77	$15.37	$11.53	$10.74
End of period	$10.40	$8.03	$12.77	$15.37	$11.53
Accumulation units outstanding
at the end of period	13,784	15,763	21,661	15,594	944

JNL/AIM International Growth Division781

Accumulation unit value:
Beginning of period	$9.99	$17.29	$16.11	$13.44	$12.74
End of period	$13.38	$9.99	$17.29	$16.11	$13.44
Accumulation units outstanding
at the end of period	3,824	5,832	4,121	4,115	2,188

JNL/AIM Large Cap Growth Division781

Accumulation unit value:
Beginning of period	$8.30	$13.62	$12.03	$11.41	$10.89
End of period	$10.08	$8.30	$13.62	$12.03	$11.41
Accumulation units outstanding
at the end of period	4,736	4,732	6,119	2,332	562

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division781

Accumulation unit value:
Beginning of period	$8.83	$14.99	$13.77	$12.30	$11.77
End of period	$11.64	$8.83	$14.99	$13.77	$12.30
Accumulation units outstanding
at the end of period	428	415	1,060	1,440	686

JNL/Capital Guardian Global Balanced
Division781
Accumulation unit value:
Beginning of period	$8.45	$12.05	$11.42	$10.54	$9.99
End of period	$10.12	$8.45	$12.05	$11.42	$10.54
Accumulation units outstanding
at the end of period	16,094	32,424	25,387	21,337	6,354

JNL/Capital Guardian Global Diversified
Research Division781
Accumulation unit value:
Beginning of period	$15.66	$27.85	$23.61	$21.31	$20.91
End of period	$21.16	$15.66	$27.85	$23.61	$21.31
Accumulation units outstanding
at the end of period	1,271	1,209	-	-	151

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	$4.44	$8.80	N/A	N/A	N/A
End of period	$6.63	$4.44	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,337	2,643	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division781
Accumulation unit value:
Beginning of period	$15.62	$27.02	$25.19	$24.63	$23.11
End of period	$20.59	$15.62	$27.02	$25.19	$24.63
Accumulation units outstanding
at the end of period	1,362	1,297	1,065	888	968

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.49	$13.60	$11.16	N/A	N/A
End of period	$9.51	$6.49	$13.60	N/A	N/A
Accumulation units outstanding
at the end of period	13,912	9,152	2,082	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.47	$10.48	N/A	N/A	N/A
End of period	$7.90	$6.47	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	755	N/A	N/A	N/A

JNL/Eagle Core Equity Division781

Accumulation unit value:
Beginning of period	$10.43	$17.49	$17.79	$16.19	$15.97
End of period	$13.64	$10.43	$17.49	$17.79	$16.19
Accumulation units outstanding
at the end of period	3,249	2,156	2,228	1,763	1,127

JNL/Eagle SmallCap Equity Division781

Accumulation unit value:
Beginning of period	$14.19	$23.51	$21.46	$18.27	$18.24
End of period	$18.80	$14.19	$23.51	$21.46	$18.27
Accumulation units outstanding
at the end of period	2,904	2,600	2,290	1,375	205

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.17	$9.88	$9.97	N/A	N/A
End of period	$7.85	$6.17	$9.88	N/A	N/A
Accumulation units outstanding
at the end of period	43,262	65,400	93,542	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	$5.72	$9.74	N/A	N/A	N/A
End of period	$7.31	$5.72	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,308	2,308	N/A	N/A	N/A

JNL/Franklin Templeton Income
Division1068
Accumulation unit value:
Beginning of period	$7.40	$10.77	$10.82	$9.99	N/A
End of period	$9.62	$7.40	$10.77	$10.82	N/A
Accumulation units outstanding
at the end of period	22,170	21,025	33,380	26,204	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$5.95	$9.81	$9.94	N/A	N/A
End of period	$7.38	$5.95	$9.81	N/A	N/A
Accumulation units outstanding
at the end of period	409	-	2,378	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division781
Accumulation unit value:
Beginning of period	$7.50	$11.48	$12.51	$10.87	$10.80
End of period	$9.80	$7.50	$11.48	$12.51	$10.87
Accumulation units outstanding
at the end of period	5,624	4,134	4,122	4,237	2,571

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$17.10	$18.44	$17.63	$17.22	$17.24
End of period	$19.09	$17.10	$18.44	$17.63	$17.22
Accumulation units outstanding
at the end of period	10,654	13,930	15,193	11,898	9,180

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	$9.55	N/A	N/A	N/A	N/A
End of period	$11.57	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,205	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division781
Accumulation unit value:
Beginning of period	$7.97	$12.76	$12.70	$11.22	$11.12
End of period	$10.34	$7.97	$12.76	$12.70	$11.22
Accumulation units outstanding
at the end of period	4,767	3,477	3,783	3,216	1,377

JNL/Ivy Asset Strategy Division2134

Accumulation unit value:
Beginning of period	$10.02	N/A	N/A	N/A	N/A
End of period	$10.35	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,245	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$8.78	$16.17	$14.77	$11.45	$10.21
End of period	$11.17	$8.78	$16.17	$14.77	$11.45
Accumulation units outstanding
at the end of period	9,474	8,503	20,838	16,998	5,806

JNL/JPMorgan MidCap Growth Division781

Accumulation unit value:
Beginning of period	$12.62	$23.24	$22.02	$20.09	$19.13
End of period	$17.64	$12.62	$23.24	$22.02	$20.09
Accumulation units outstanding
at the end of period	834	840	1,357	777	772

JNL/JPMorgan U.S. Government &
Quality Bond Division781
Accumulation unit value:
Beginning of period	$15.79	$15.16	$14.57	$14.44	$14.47
End of period	$16.01	$15.79	$15.16	$14.57	$14.44
Accumulation units outstanding
at the end of period	11,028	11,338	8,501	9,045	4,791

JNL/Lazard Emerging Markets Division1160

Accumulation unit value:
Beginning of period	$6.81	$13.95	$10.83	$9.18	N/A
End of period	$11.44	$6.81	$13.95	$10.83	N/A
Accumulation units outstanding
at the end of period	12,628	11,642	5,356	542	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$11.02	$18.46	$19.39	$17.31	$16.42
End of period	$15.05	$11.02	$18.46	$19.39	$17.31
Accumulation units outstanding
at the end of period	4,971	5,679	8,895	8,496	7,571

JNL/Lazard Small Cap Equity Division781

Accumulation unit value:
Beginning of period	$8.84	$14.72	$16.15	$14.14	$14.04
End of period	$8.32	$8.84	$14.72	$16.15	$14.14
Accumulation units outstanding
at the end of period	-	4,479	7,428	7,427	3,834

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$9.12	N/A	N/A	N/A	N/A
End of period	$11.17	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	944	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1368
Accumulation unit value:
Beginning of period	$6.09	$9.77	$9.88	N/A	N/A
End of period	$7.42	$6.09	$9.77	N/A	N/A
Accumulation units outstanding
at the end of period	5,495	3,586	5,957	N/A	N/A

JNL/MCM 25 Division781

Accumulation unit value:
Beginning of period	$7.18	$11.34	$11.94	$10.88	$11.66
End of period	$10.74	$7.18	$11.34	$11.94	$10.88
Accumulation units outstanding
at the end of period	29,642	32,178	40,836	55,735	54,691

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.54	$11.38	$10.94	$10.79	$10.82
End of period	$11.93	$11.54	$11.38	$10.94	$10.79
Accumulation units outstanding
at the end of period	14,624	17,097	21,439	21,275	19,477

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	$3.44	$5.84	$5.72	$4.30	$4.06
End of period	$4.23	$3.44	$5.84	$5.72	$4.30
Accumulation units outstanding
at the end of period	24,446	28,760	29,881	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	$6.67	$9.94	$11.03	$9.94	$10.00
End of period	$8.68	$6.67	$9.94	$11.03	$9.94
Accumulation units outstanding
at the end of period	1,854	-	-	-	-

JNL/MCM Dow 10 Division781

Accumulation unit value:
Beginning of period	$5.60	$10.61	$10.74	$8.48	$9.07
End of period	$6.34	$5.60	$10.61	$10.74	$8.48
Accumulation units outstanding
at the end of period	53,689	61,361	63,381	65,198	71,215

JNL/MCM Dow Dividend Division1029

Accumulation unit value:
Beginning of period	$5.11	$10.33	$11.74	$9.98	N/A
End of period	$6.01	$5.11	$10.33	$11.74	N/A
Accumulation units outstanding
at the end of period	18,706	32,634	37,288	35,447	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division781
Accumulation unit value:
Beginning of period	$5.70	$9.37	$9.24	$8.09	$8.07
End of period	$5.30	$5.70	$9.37	$9.24	$8.09
Accumulation units outstanding
at the end of period	-	5,108	677	846	461

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division781

Accumulation unit value:
Beginning of period	$5.45	$11.28	$13.97	$12.04	$10.92
End of period	$6.32	$5.45	$11.28	$13.97	$12.04
Accumulation units outstanding
at the end of period	7,135	9,629	2,336	1,930	772

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$9.10	$18.08	$16.65	$12.15	$11.09
End of period	$11.66	$9.10	$18.08	$16.65	$12.15
Accumulation units outstanding
at the end of period	38,959	45,598	51,821	58,016	56,092

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$8.90	$11.86	$11.28	$10.85	$10.39
End of period	$10.53	$8.90	$11.86	$11.28	$10.85
Accumulation units outstanding
at the end of period	7,087	12,584	12,833	10,608	5,838

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$6.86	N/A	N/A	N/A	N/A
End of period	$8.27	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	21,771	N/A	N/A	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$10.87	$19.47	$18.04	$14.69	$13.61
End of period	$13.74	$10.87	$19.47	$18.04	$14.69
Accumulation units outstanding
at the end of period	29,165	32,555	35,479	28,984	28,256

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.63	$13.57	$13.69	$11.78	$11.27
End of period	$9.26	$7.63	$13.57	$13.69	$11.78
Accumulation units outstanding
at the end of period	381,345	431,481	492,560	580,740	421,409

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1141

Accumulation unit value:
Beginning of period	$6.25	$11.85	$10.67	$9.63	N/A
End of period	$8.41	$6.25	$11.85	$10.67	N/A
Accumulation units outstanding
at the end of period	18,097	20,522	8,390	3,791	N/A

JNL/MCM Nasdaq 25 Division781

Accumulation unit value:
Beginning of period	$7.13	$12.48	$10.72	$10.46	$10.17
End of period	$9.36	$7.13	$12.48	$10.72	$10.46
Accumulation units outstanding
at the end of period	7,334	7,320	10,434	25,070	18,442

JNL/MCM NYSE International 25
Division1322
Accumulation unit value:
Beginning of period	$6.08	$11.51	$10.24	N/A	N/A
End of period	$8.09	$6.08	$11.51	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	2,631	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$21.13	$34.78	$26.30	$22.26	$20.35
End of period	$24.81	$21.13	$34.78	$26.30	$22.26
Accumulation units outstanding
at the end of period	19,751	16,719	11,532	11,133	3,459

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division781

Accumulation unit value:
Beginning of period	$6.63	$13.46	$13.11	$12.81	$10.54
End of period	$7.76	$6.63	$13.46	$13.11	$12.81
Accumulation units outstanding
at the end of period	39,662	43,019	50,822	60,772	56,228

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division1216

Accumulation unit value:
Beginning of period	$7.02	$10.67	$10.15	$10.20	N/A
End of period	$8.16	$7.02	$10.67	$10.15	N/A
Accumulation units outstanding
at the end of period	18,404	2,304	5,290	2,220	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.44	$15.48	$14.73	$13.74	$12.87
End of period	$12.75	$9.44	$15.48	$14.73	$13.74
Accumulation units outstanding
at the end of period	18,550	20,487	22,887	24,049	21,583

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.36	$12.07	$11.77	$10.46	$10.35
End of period	$9.07	$7.36	$12.07	$11.77	$10.46
Accumulation units outstanding
at the end of period	75,729	77,457	82,907	83,353	81,275

JNL/MCM S&P SMid 60 Division1322

Accumulation unit value:
Beginning of period	$6.00	$8.80	$10.09	N/A	N/A
End of period	$9.48	$6.00	$8.80	N/A	N/A
Accumulation units outstanding
at the end of period	14,758	16,243	17,979	N/A	N/A

JNL/MCM Select Small-Cap Division781

Accumulation unit value:
Beginning of period	$10.31	$17.60	$20.10	$18.78	$18.07
End of period	$10.58	$10.31	$17.60	$20.10	$18.78
Accumulation units outstanding
at the end of period	20,997	20,066	26,920	21,849	25,153

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.16	$14.40	$15.05	$13.10	$12.67
End of period	$11.41	$9.16	$14.40	$15.05	$13.10
Accumulation units outstanding
at the end of period	28,602	23,642	24,377	27,107	23,121

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division781

Accumulation unit value:
Beginning of period	$3.63	$6.57	$5.87	$5.49	$4.71
End of period	$5.82	$3.63	$6.57	$5.87	$5.49
Accumulation units outstanding
at the end of period	11,455	7,700	4,233	960	4,508

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$8.96	$17.44	$14.93	$15.48	$12.63
End of period	$10.05	$8.96	$17.44	$14.93	$15.48
Accumulation units outstanding
at the end of period	51,319	60,454	84,517	137,274	136,892

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$7.88	$14.09	$13.02	$11.87	$11.36
End of period	$9.56	$7.88	$14.09	$13.02	$11.87
Accumulation units outstanding
at the end of period	33,414	48,498	50,968	78,237	92,476

JNL/Oppenheimer Global Growth
Division781
Accumulation unit value:
Beginning of period	$8.43	$14.57	$14.02	$12.26	$10.96
End of period	$11.49	$8.43	$14.57	$14.02	$12.26
Accumulation units outstanding
at the end of period	3,899	3,476	6,062	7,242	2,012

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$5.31	N/A	N/A	N/A	N/A
End of period	$7.92	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,764	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$3.94	N/A	N/A	N/A	N/A
End of period	$7.36	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,905	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.22	$10.99	N/A	N/A	N/A
End of period	$11.71	$10.22	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,412	24,905	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$13.90	$14.16	$13.38	$13.22	$13.21
End of period	$15.69	$13.90	$14.16	$13.38	$13.22
Accumulation units outstanding
at the end of period	42,024	55,065	36,955	42,175	24,288

JNL/PPM America Core Equity Division781

Accumulation unit value:
Beginning of period	$11.61	$19.95	$22.00	$19.78	$18.85
End of period	$14.37	$11.61	$19.95	$22.00	$19.78
Accumulation units outstanding
at the end of period	-	810	810	810	810

JNL/PPM America High Yield Bond
Division781
Accumulation unit value:
Beginning of period	$8.68	$12.82	$13.26	$12.27	$12.45
End of period	$12.42	$8.68	$12.82	$13.26	$12.27
Accumulation units outstanding
at the end of period	12,319	10,925	21,126	14,398	5,357

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division781

Accumulation unit value:
Beginning of period	$9.88	$19.14	$20.74	$18.77	$18.65
End of period	$13.96	$9.88	$19.14	$20.74	$18.77
Accumulation units outstanding
at the end of period	556	556	556	556	556

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	$5.57	N/A	N/A	N/A	N/A
End of period	$8.11	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,424	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.63	$8.85	N/A	N/A	N/A
End of period	$9.19	$6.63	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,076	26,416	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$6.84	$9.73	N/A	N/A	N/A
End of period	$9.64	$6.84	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	568	1,479	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	$6.66	$10.37	N/A	N/A	N/A
End of period	$8.00	$6.66	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,485	2,485	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	$7.07	$8.76	N/A	N/A	N/A
End of period	$8.53	$7.07	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	660	3,290	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$6.21	$9.46	N/A	N/A	N/A
End of period	$9.54	$6.21	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	582	1,519	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.11	$15.32	$14.35	$12.70	$11.74
End of period	$11.68	$9.11	$15.32	$14.35	$12.70
Accumulation units outstanding
at the end of period	3,204	2,547	4,861	-	-

JNL/S&P Managed Conservative Division781

Accumulation unit value:
Beginning of period	$9.65	$11.44	$11.01	$10.44	$10.32
End of period	$10.71	$9.65	$11.44	$11.01	$10.44
Accumulation units outstanding
at the end of period	60,430	41,211	20,760	22,816	835

JNL/S&P Managed Growth Division781

Accumulation unit value:
Beginning of period	$9.60	$15.19	$14.30	$12.81	$12.20
End of period	$12.02	$9.60	$15.19	$14.30	$12.81
Accumulation units outstanding
at the end of period	6,423	13,286	23,907	5,780	8,467

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division781

Accumulation unit value:
Beginning of period	$9.42	$12.24	$11.62	$10.76	$10.51
End of period	$10.93	$9.42	$12.24	$11.62	$10.76
Accumulation units outstanding
at the end of period	109,558	106,570	66,081	70,167	76,021

JNL/S&P Managed Moderate Growth
Division781
Accumulation unit value:
Beginning of period	$10.23	$14.43	$13.59	$12.39	$11.96
End of period	$12.35	$10.23	$14.43	$13.59	$12.39
Accumulation units outstanding
at the end of period	66,603	76,342	80,808	82,572	81,588

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	$8.79	$10.99	$10.64	N/A	N/A
End of period	$9.83	$8.79	$10.99	N/A	N/A
Accumulation units outstanding
at the end of period	-	14,216	1,140	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.33	$10.41	N/A	N/A	N/A
End of period	$8.84	$6.33	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	619	1,388	N/A	N/A	N/A

JNL/Select Balanced Division781

Accumulation unit value:
Beginning of period	$19.77	$25.51	$24.28	$21.84	$21.57
End of period	$23.14	$19.77	$25.51	$24.28	$21.84
Accumulation units outstanding
at the end of period	7,132	8,746	6,434	3,796	6,105

JNL/Select Money Market Division781

Accumulation unit value:
Beginning of period	$11.84	$11.85	$11.57	$11.32	$11.26
End of period	$11.59	$11.84	$11.85	$11.57	$11.32
Accumulation units outstanding
at the end of period	30,229	54,559	38,172	15,167	6,447

JNL/Select Value Division781

Accumulation unit value:
Beginning of period	$13.86	$21.27	$20.17	$17.06	$16.70
End of period	$16.80	$13.86	$21.27	$20.17	$17.06
Accumulation units outstanding
at the end of period	5,257	4,811	6,391	4,272	6,177

JNL/T.Rowe Price Established Growth
Division781
Accumulation unit value:
Beginning of period	$16.49	$29.50	$27.41	$24.65	$23.43
End of period	$23.13	$16.49	$29.50	$27.41	$24.65
Accumulation units outstanding
at the end of period	6,945	5,684	4,774	3,186	2,019

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$23.91	$41.21	$35.96	$34.43	$30.72
End of period	$34.33	$23.91	$41.21	$35.96	$34.43
Accumulation units outstanding
at the end of period	4,461	4,795	3,931	3,324	1,894

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1087
Accumulation unit value:
Beginning of period	$9.57	$10.41	$10.16	$10.00	N/A
End of period	$10.07	$9.57	$10.41	$10.16	N/A
Accumulation units outstanding
at the end of period	2,253	1,602	1,625	4,382	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$8.88	$15.25	$15.47	$13.18	$12.90
End of period	$11.90	$8.88	$15.25	$15.47	$13.18
Accumulation units outstanding
at the end of period	9,849	8,684	15,761	14,514	6,662

Accumulation Unit Values
Contract with Endorsements - 2.26%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division781

Accumulation unit value:
Beginning of period	$8.03	$12.77	$15.37	$11.53	$10.51
End of period	$10.40	$8.03	$12.77	$15.37	$11.53
Accumulation units outstanding
at the end of period	-	-	3,745	8,556	1,503

JNL/AIM International Growth Division781

Accumulation unit value:
Beginning of period	$9.97	$17.27	$16.10	$13.43	$12.73
End of period	$13.36	$9.97	$17.27	$16.10	$13.43
Accumulation units outstanding
at the end of period	-	-	14,229	14,767	2,583

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.30	$13.62	$12.03	$11.41	$10.75
End of period	$10.08	$8.30	$13.62	$12.03	$11.41
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.84	$15.00	$13.77	$12.31	$11.24
End of period	$11.64	$8.84	$15.00	$13.77	$12.31
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Balanced
Division748
Accumulation unit value:
Beginning of period	$8.45	$12.05	$11.42	$10.54	$9.68
End of period	$10.12	$8.45	$12.05	$11.42	$10.54
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division748
Accumulation unit value:
Beginning of period	$15.64	$27.81	$23.58	$21.29	$20.71
End of period	$21.13	$15.64	$27.81	$23.58	$21.29
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$15.60	$26.99	$25.16	$24.60	$23.55
End of period	$20.56	$15.60	$26.99	$25.16	$24.60
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$10.41	$17.47	$17.77	$16.18	$15.78
End of period	$13.62	$10.41	$17.47	$17.77	$16.18
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$14.18	$23.50	$21.45	$18.27	$17.48
End of period	$18.78	$14.18	$23.50	$21.45	$18.27
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.17	$9.87	$9.97	N/A	N/A
End of period	$7.84	$6.17	$9.87	N/A	N/A
Accumulation units outstanding
at the end of period	43,787	53,973	65,062	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income
Division1087
Accumulation unit value:
Beginning of period	$7.40	$10.77	$10.82	$9.93	N/A
End of period	$9.61	$7.40	$10.77	$10.82	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	$7.50	$11.47	$12.51	$10.87	$10.47
End of period	$9.80	$7.50	$11.47	$12.51	$10.87
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Goldman Sachs Core Plus Bond
Division748
Accumulation unit value:
Beginning of period	$17.08	$18.42	$17.61	$17.20	$17.13
End of period	$19.06	$17.08	$18.42	$17.61	$17.20
Accumulation units outstanding
at the end of period	-	-	3,352	-	-

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division781
Accumulation unit value:
Beginning of period	$7.97	$12.76	$12.70	$11.22	$10.68
End of period	$10.34	$7.97	$12.76	$12.70	$11.22
Accumulation units outstanding
at the end of period	-	18,767	8,876	13,421	2,302

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division748
Accumulation unit value:
Beginning of period	$8.77	$16.16	$14.76	$11.44	$9.68
End of period	$11.16	$8.77	$16.16	$14.76	$11.44
Accumulation units outstanding
at the end of period	-	15,752	-	-	-

JNL/JPMorgan MidCap Growth Division748

Accumulation unit value:
Beginning of period	$12.61	$23.21	$21.99	$20.07	$19.01
End of period	$17.62	$12.61	$23.21	$21.99	$20.07
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$15.70	$15.07	$14.49	$14.35	$14.42
End of period	$15.91	$15.70	$15.07	$14.49	$14.35
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Lazard Emerging Markets Division1090

Accumulation unit value:
Beginning of period	$6.81	$13.95	$10.83	$7.94	N/A
End of period	$11.44	$6.81	$13.95	$10.83	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/Lazard Mid Cap Equity Division748

Accumulation unit value:
Beginning of period	$11.01	$18.44	$19.37	$17.30	$15.90
End of period	$15.03	$11.01	$18.44	$19.37	$17.30
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Lazard Small Cap Equity Division748

Accumulation unit value:
Beginning of period	$8.82	$14.69	$16.12	$14.12	$13.22
End of period	$8.31	$8.82	$14.69	$16.12	$14.12
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A
JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division748

Accumulation unit value:
Beginning of period	$7.18	$11.33	$11.93	$10.87	$11.06
End of period	$10.73	$7.18	$11.33	$11.93	$10.87
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Bond Index Division748

Accumulation unit value:
Beginning of period	$11.53	$11.37	$10.93	$10.79	$10.85
End of period	$11.92	$11.53	$11.37	$10.93	$10.79
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.44	$5.83	$5.72	$4.30	$4.28
End of period	$4.23	$3.44	$5.83	$5.72	$4.30
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division748
Accumulation unit value:
Beginning of period	$6.67	$9.93	$11.02	$9.94	$10.29
End of period	$8.68	$6.67	$9.93	$11.02	$9.94
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Dow 10 Division748

Accumulation unit value:
Beginning of period	$5.59	$10.60	$10.73	$8.47	$8.93
End of period	$6.34	$5.59	$10.60	$10.73	$8.47
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Dow Dividend Division994

Accumulation unit value:
Beginning of period	$5.11	$10.32	$11.74	$10.02	N/A
End of period	$6.01	$5.11	$10.32	$11.74	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.69	$9.37	$9.23	$8.08	$7.83
End of period	$5.30	$5.69	$9.37	$9.23	$8.08
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division748

Accumulation unit value:
Beginning of period	$5.44	$11.28	$13.96	$12.03	$11.38
End of period	$6.31	$5.44	$11.28	$13.96	$12.03
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division748

Accumulation unit value:
Beginning of period	$9.09	$18.07	$16.63	$12.14	$10.81
End of period	$11.65	$9.09	$18.07	$16.63	$12.14
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division748

Accumulation unit value:
Beginning of period	$8.90	$11.85	$11.27	$10.85	$10.20
End of period	$10.52	$8.90	$11.85	$11.27	$10.85
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division748

Accumulation unit value:
Beginning of period	$10.86	$19.46	$18.03	$14.69	$12.93
End of period	$13.72	$10.86	$19.46	$18.03	$14.69
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM JNL 5 Division748

Accumulation unit value:
Beginning of period	$7.62	$13.57	$13.68	$11.78	$10.68
End of period	$9.25	$7.62	$13.57	$13.68	$11.78
Accumulation units outstanding
at the end of period	36,694	39,603	46,748	92,720	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1105

Accumulation unit value:
Beginning of period	$6.25	$11.85	$10.67	$9.41	N/A
End of period	$8.41	$6.25	$11.85	$10.67	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM Nasdaq 25 Division748

Accumulation unit value:
Beginning of period	$7.13	$12.47	$10.71	$10.46	$10.52
End of period	$9.35	$7.13	$12.47	$10.71	$10.46
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division748

Accumulation unit value:
Beginning of period	$21.12	$34.76	$26.28	$22.26	$16.82
End of period	$24.79	$21.12	$34.76	$26.28	$22.26
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division748

Accumulation unit value:
Beginning of period	$6.62	$13.44	$13.09	$12.79	$9.57
End of period	$7.75	$6.62	$13.44	$13.09	$12.79
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division1105

Accumulation unit value:
Beginning of period	$7.02	$10.67	$10.15	$9.61	N/A
End of period	$8.15	$7.02	$10.67	$10.15	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM S&P 400 MidCap Index Division748

Accumulation unit value:
Beginning of period	$9.44	$15.47	$14.72	$13.73	$12.21
End of period	$12.74	$9.44	$15.47	$14.72	$13.73
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM S&P 500 Index Division748

Accumulation unit value:
Beginning of period	$7.36	$12.07	$11.77	$10.46	$10.11
End of period	$9.06	$7.36	$12.07	$11.77	$10.46
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division748

Accumulation unit value:
Beginning of period	$10.30	$17.58	$20.09	$18.77	$16.56
End of period	$10.57	$10.30	$17.58	$20.09	$18.77
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Small Cap Index Division748

Accumulation unit value:
Beginning of period	$9.16	$14.40	$15.04	$13.10	$12.32
End of period	$11.40	$9.16	$14.40	$15.04	$13.10
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division748

Accumulation unit value:
Beginning of period	$3.63	$6.57	$5.86	$5.48	$5.28
End of period	$5.82	$3.63	$6.57	$5.86	$5.48
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Value Line 30 Division748

Accumulation unit value:
Beginning of period	$8.96	$17.43	$14.93	$15.48	$11.35
End of period	$10.04	$8.96	$17.43	$14.93	$15.48
Accumulation units outstanding
at the end of period	-	-	-	8,855	-

JNL/MCM VIP Division748

Accumulation unit value:
Beginning of period	$7.88	$14.09	$13.01	$11.87	$10.83
End of period	$9.55	$7.88	$14.09	$13.01	$11.87
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Oppenheimer Global Growth
Division748
Accumulation unit value:
Beginning of period	$8.39	$14.52	$13.97	$12.22	$10.57
End of period	$11.44	$8.39	$14.52	$13.97	$12.22
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.21	$10.85	$10.26	N/A	N/A
End of period	$11.71	$10.21	$10.85	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	5,827	N/A	N/A

JNL/PIMCO Total Return Bond Division748

Accumulation unit value:
Beginning of period	$13.84	$14.10	$13.33	$13.17	$13.18
End of period	$15.62	$13.84	$14.10	$13.33	$13.17
Accumulation units outstanding
at the end of period	-	-	4,433	-	-

JNL/PPM America Core Equity Division748

Accumulation unit value:
Beginning of period	$11.59	$19.93	$21.98	$19.76	$18.41
End of period	$14.35	$11.59	$19.93	$21.98	$19.76
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America High Yield Bond
Division748
Accumulation unit value:
Beginning of period	$8.67	$12.81	$13.25	$12.26	$12.25
End of period	$12.41	$8.67	$12.81	$13.25	$12.26
Accumulation units outstanding
at the end of period	-	-	4,380	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$9.85	$19.08	$20.69	$18.72	$18.06
End of period	$13.92	$9.85	$19.08	$20.69	$18.72
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.10	$15.30	$14.34	$12.69	$11.73
End of period	$11.66	$9.10	$15.30	$14.34	$12.69
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Conservative Division748

Accumulation unit value:
Beginning of period	$9.64	$11.44	$11.01	$10.44	$10.25
End of period	$10.70	$9.64	$11.44	$11.01	$10.44
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$9.59	$15.18	$14.28	$12.80	$11.96
End of period	$12.01	$9.59	$15.18	$14.28	$12.80
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division748

Accumulation unit value:
Beginning of period	$9.42	$12.23	$11.61	$10.76	$10.38
End of period	$10.92	$9.42	$12.23	$11.61	$10.76
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$10.22	$14.42	$13.57	$12.38	$11.73
End of period	$12.33	$10.22	$14.42	$13.57	$12.38
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division1171

Accumulation unit value:
Beginning of period	$7.42	$11.80	$10.96	$10.42	N/A
End of period	$8.89	$7.42	$11.80	$10.96	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division748

Accumulation unit value:
Beginning of period	$19.75	$25.48	$24.25	$21.82	$20.95
End of period	$23.11	$19.75	$25.48	$24.25	$21.82
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$11.82	$11.83	$11.56	$11.31	$11.26
End of period	$11.58	$11.82	$11.83	$11.56	$11.31
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$13.87	$21.28	$20.19	$17.07	$15.98
End of period	$16.81	$13.87	$21.28	$20.19	$17.07
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Established Growth
Division781
Accumulation unit value:
Beginning of period	$16.46	$29.46	$27.37	$24.62	$23.41
End of period	$23.09	$16.46	$29.46	$27.37	$24.62
Accumulation units outstanding
at the end of period	-	8,563	6,413	8,144	1,397

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$23.86	$41.13	$35.89	$34.37	$30.67
End of period	$34.26	$23.86	$41.13	$35.89	$34.37
Accumulation units outstanding
at the end of period	-	5,870	3,171	4,364	750

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1064
Accumulation unit value:
Beginning of period	$9.57	$10.41	$10.16	$10.00	N/A
End of period	$10.07	$9.57	$10.41	$10.16	N/A
Accumulation units outstanding
at the end of period	-	-	5,803	-	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$8.87	$15.25	$15.47	$13.18	$12.90
End of period	$11.89	$8.87	$15.25	$15.47	$13.18
Accumulation units outstanding
at the end of period	-	16,188	11,271	15,294	2,612

Accumulation Unit Values
Contract with Endorsements - 2.27%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division2161

Accumulation unit value:
Beginning of period	$12.86	N/A	N/A	N/A	N/A
End of period	$13.02	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,466	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division2047

Accumulation unit value:
Beginning of period	$11.67	N/A	N/A	N/A	N/A
End of period	$13.34	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,338	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2053

Accumulation unit value:
Beginning of period	$11.79	N/A	N/A	N/A	N/A
End of period	$13.74	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	790	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division1025

Accumulation unit value:
Beginning of period	$8.02	$12.76	$15.37	$12.61	N/A
End of period	$10.39	$8.02	$12.76	$15.37	N/A
Accumulation units outstanding
at the end of period	17,656	18,173	10,960	8,996	N/A

JNL/AIM International Growth Division748

Accumulation unit value:
Beginning of period	$9.96	$17.25	$16.08	$13.41	$12.11
End of period	$13.34	$9.96	$17.25	$16.08	$13.41
Accumulation units outstanding
at the end of period	10,445	11,055	13,790	5,416	-

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.29	$13.61	$12.03	$11.41	$10.75
End of period	$10.08	$8.29	$13.61	$12.03	$11.41
Accumulation units outstanding
at the end of period	9,574	9,160	8,924	1,650	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.83	$14.99	$13.77	$12.30	$11.24
End of period	$11.64	$8.83	$14.99	$13.77	$12.30
Accumulation units outstanding
at the end of period	1,679	1,743	685	545	-

JNL/Capital Guardian Global Balanced
Division748
Accumulation unit value:
Beginning of period	$8.44	$12.04	$11.41	$10.54	$9.68
End of period	$10.11	$8.44	$12.04	$11.41	$10.54
Accumulation units outstanding
at the end of period	2,563	4,657	3,217	3,425	-

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	$15.62	$27.78	$27.58	N/A	N/A
End of period	$21.10	$15.62	$27.78	N/A	N/A
Accumulation units outstanding
at the end of period	2,046	1,449	171	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	$4.52	N/A	N/A	N/A	N/A
End of period	$6.62	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,840	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$15.58	$26.95	$25.13	$24.57	$23.53
End of period	$20.53	$15.58	$26.95	$25.13	$24.57
Accumulation units outstanding
at the end of period	3,906	1,010	845	-	-

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.49	$13.60	$11.88	N/A	N/A
End of period	$9.51	$6.49	$13.60	N/A	N/A
Accumulation units outstanding
at the end of period	22,990	16,756	11,531	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.47	$10.62	$10.32	N/A	N/A
End of period	$7.89	$6.47	$10.62	N/A	N/A
Accumulation units outstanding
at the end of period	5,379	4,475	922	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$10.40	$17.45	$17.75	$16.16	$15.77
End of period	$13.61	$10.40	$17.45	$17.75	$16.16
Accumulation units outstanding
at the end of period	9,489	3,417	3,036	-	-

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$14.16	$23.48	$21.43	$18.25	$17.47
End of period	$18.76	$14.16	$23.48	$21.43	$18.25
Accumulation units outstanding
at the end of period	3,369	4,168	2,959	872	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.16	$9.87	$10.18	N/A	N/A
End of period	$7.84	$6.16	$9.87	N/A	N/A
Accumulation units outstanding
at the end of period	126,029	138,435	163,915	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	$5.72	$8.95	N/A	N/A	N/A
End of period	$7.31	$5.72	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,564	1,652	N/A	N/A	N/A

JNL/Franklin Templeton Income
Division1121
Accumulation unit value:
Beginning of period	$7.39	$10.77	$10.81	$10.11	N/A
End of period	$9.61	$7.39	$10.77	$10.81	N/A
Accumulation units outstanding
at the end of period	12,789	5,323	3,835	1,261	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$5.95	$9.80	$9.81	N/A	N/A
End of period	$7.37	$5.95	$9.80	N/A	N/A
Accumulation units outstanding
at the end of period	3,130	1,174	1,887	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division1048
Accumulation unit value:
Beginning of period	$7.50	$11.47	$12.50	$12.15	N/A
End of period	$9.79	$7.50	$11.47	$12.50	N/A
Accumulation units outstanding
at the end of period	4,340	2,047	912	3,469	N/A

JNL/Goldman Sachs Core Plus Bond
Division748
Accumulation unit value:
Beginning of period	$17.05	$18.40	$17.59	$16.92	$17.11
End of period	$19.03	$17.05	$18.40	$17.59	$17.19
Accumulation units outstanding
at the end of period	5,293	7,901	6,644	531	-

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	$10.66	N/A	N/A	N/A	N/A
End of period	$11.57	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	513	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division781
Accumulation unit value:
Beginning of period	$7.97	$12.75	$12.69	$11.22	$11.32
End of period	$10.33	$7.97	$12.75	$12.69	$11.22
Accumulation units outstanding
at the end of period	1,676	3,990	2,223	4,301	1,873

JNL/Ivy Asset Strategy Division2151

Accumulation unit value:
Beginning of period	$9.90	N/A	N/A	N/A	N/A
End of period	$10.35	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,617	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division1025
Accumulation unit value:
Beginning of period	$8.76	$16.14	$14.75	$12.31	N/A
End of period	$11.14	$8.76	$16.14	$14.75	N/A
Accumulation units outstanding
at the end of period	17,389	16,417	15,452	7,727	N/A

JNL/JPMorgan MidCap Growth Division748

Accumulation unit value:
Beginning of period	$12.59	$23.18	$21.97	$20.05	$18.99
End of period	$17.59	$12.59	$23.18	$21.97	$20.05
Accumulation units outstanding
at the end of period	3,672	2,981	2,440	420	-

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$15.67	$15.05	$14.47	$14.34	$14.40
End of period	$15.89	$15.67	$15.05	$14.47	$14.34
Accumulation units outstanding
at the end of period	11,995	14,452	3,761	1,386	-

JNL/Lazard Emerging Markets Division1126

Accumulation unit value:
Beginning of period	$6.81	$13.95	$10.83	$8.98	N/A
End of period	$11.43	$6.81	$13.95	$10.83	N/A
Accumulation units outstanding
at the end of period	34,023	27,873	21,353	7,840	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$10.99	$18.43	$19.36	$17.28	$16.39
End of period	$15.01	$10.99	$18.43	$19.36	$17.28
Accumulation units outstanding
at the end of period	1,757	6,278	6,030	1,703	1,219

JNL/Lazard Small Cap Equity Division781

Accumulation unit value:
Beginning of period	$8.81	$14.67	$16.11	$14.11	$14.00
End of period	$8.30	$8.81	$14.67	$16.11	$14.11
Accumulation units outstanding
at the end of period	-	2,433	2,453	1,455	1,464

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1380
Accumulation unit value:
Beginning of period	$6.09	$9.77	$9.52	N/A	N/A
End of period	$7.42	$6.09	$9.77	N/A	N/A
Accumulation units outstanding
at the end of period	4,295	4,384	4,454	N/A	N/A

JNL/MCM 25 Division781

Accumulation unit value:
Beginning of period	$7.17	$11.32	$11.92	$10.87	$11.65
End of period	$10.72	$7.17	$11.32	$11.92	$10.87
Accumulation units outstanding
at the end of period	5,824	6,258	9,043	2,876	128

JNL/MCM Bond Index Division748

Accumulation unit value:
Beginning of period	$11.52	$11.37	$10.93	$10.78	$10.85
End of period	$11.91	$11.52	$11.37	$10.93	$10.78
Accumulation units outstanding
at the end of period	18,225	16,228	10,149	2,669	-

JNL/MCM Communications Sector
Division1025
Accumulation unit value:
Beginning of period	$3.44	$5.83	$5.71	$4.79	N/A
End of period	$4.22	$3.44	$5.83	$5.71	N/A
Accumulation units outstanding
at the end of period	6,994	8,220	12,101	6,404	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division1190
Accumulation unit value:
Beginning of period	$6.66	$9.91	$11.01	$10.67	N/A
End of period	$8.67	$6.66	$9.91	$11.01	N/A
Accumulation units outstanding
at the end of period	2,639	3,005	-	234	N/A

JNL/MCM Dow 10 Division781

Accumulation unit value:
Beginning of period	$5.59	$10.59	$10.72	$8.47	$9.06
End of period	$6.33	$5.59	$10.59	$10.72	$8.47
Accumulation units outstanding
at the end of period	7,845	8,797	13,799	4,655	336

JNL/MCM Dow Dividend Division1037

Accumulation unit value:
Beginning of period	$5.11	$10.32	$11.73	$10.22	N/A
End of period	$6.01	$5.11	$10.32	$11.73	N/A
Accumulation units outstanding
at the end of period	28,273	43,402	39,672	15,280	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.69	$9.36	$9.23	$8.08	$7.83
End of period	$5.29	$5.69	$9.36	$9.23	$8.08
Accumulation units outstanding
at the end of period	-	2,094	4,713	2,001	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division1190

Accumulation unit value:
Beginning of period	$5.44	$11.27	$13.95	$13.42	N/A
End of period	$6.30	$5.44	$11.27	$13.95	N/A
Accumulation units outstanding
at the end of period	14,209	14,153	1,108	186	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$9.09	$18.05	$16.62	$12.13	$11.08
End of period	$11.64	$9.09	$18.05	$16.62	$12.13
Accumulation units outstanding
at the end of period	17,877	17,822	18,046	6,987	238

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division748

Accumulation unit value:
Beginning of period	$8.88	$11.84	$11.26	$10.84	$10.19
End of period	$10.51	$8.88	$11.84	$11.26	$10.84
Accumulation units outstanding
at the end of period	4,710	6,328	3,728	221	-

JNL/MCM Index 5 Division1377

Accumulation unit value:
Beginning of period	$6.75	$9.85	$9.74	N/A	N/A
End of period	$8.26	$6.75	$9.85	N/A	N/A
Accumulation units outstanding
at the end of period	9,901	8,395	418	N/A	N/A

JNL/MCM International Index Division748

Accumulation unit value:
Beginning of period	$10.85	$19.45	$18.02	$14.68	$12.93
End of period	$13.71	$10.85	$19.45	$18.02	$14.68
Accumulation units outstanding
at the end of period	20,517	20,169	22,230	12,549	-

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.62	$13.56	$13.68	$11.78	$11.28
End of period	$9.25	$7.62	$13.56	$13.68	$11.78
Accumulation units outstanding
at the end of period	113,514	176,006	190,649	102,460	16,115

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1206

Accumulation unit value:
Beginning of period	$6.25	$11.85	$10.67	$10.79	N/A
End of period	$8.41	$6.25	$11.85	$10.67	N/A
Accumulation units outstanding
at the end of period	12,290	10,835	9,531	2,725	N/A

JNL/MCM Nasdaq 25 Division781

Accumulation unit value:
Beginning of period	$7.13	$12.47	$10.71	$10.46	$10.07
End of period	$9.35	$7.13	$12.47	$10.71	$10.46
Accumulation units outstanding
at the end of period	7,686	6,025	3,114	73	66

JNL/MCM NYSE International 25
Division1377
Accumulation unit value:
Beginning of period	$6.08	$11.50	$10.15	N/A	N/A
End of period	$8.09	$6.08	$11.50	N/A	N/A
Accumulation units outstanding
at the end of period	9,821	14,179	3,863	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$21.09	$34.72	$26.26	$22.23	$17.80
End of period	$24.76	$21.09	$34.72	$26.26	$22.23
Accumulation units outstanding
at the end of period	6,622	7,709	4,609	2,759	458

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division781

Accumulation unit value:
Beginning of period	$6.61	$13.43	$13.08	$12.78	$10.51
End of period	$7.74	$6.61	$13.43	$13.08	$12.78
Accumulation units outstanding
at the end of period	6,092	9,346	8,938	3,621	221

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division1205

Accumulation unit value:
Beginning of period	$7.02	$10.67	$10.15	$10.24	N/A
End of period	$8.15	$7.02	$10.67	$10.15	N/A
Accumulation units outstanding
at the end of period	-	1,075	-	457	N/A

JNL/MCM S&P 400 MidCap Index Division748

Accumulation unit value:
Beginning of period	$9.43	$15.46	$14.72	$13.72	$12.20
End of period	$12.73	$9.43	$15.46	$14.72	$13.72
Accumulation units outstanding
at the end of period	16,032	15,209	12,297	7,283	-

JNL/MCM S&P 500 Index Division748

Accumulation unit value:
Beginning of period	$7.35	$12.06	$11.76	$10.45	$10.11
End of period	$9.05	$7.35	$12.06	$11.76	$10.45
Accumulation units outstanding
at the end of period	9,241	12,151	12,827	13,740	-

JNL/MCM S&P SMid 60 Division1326

Accumulation unit value:
Beginning of period	$6.00	$8.79	$10.37	N/A	N/A
End of period	$9.48	$6.00	$8.79	N/A	N/A
Accumulation units outstanding
at the end of period	12,460	12,194	4,303	N/A	N/A

JNL/MCM Select Small-Cap Division781

Accumulation unit value:
Beginning of period	$10.29	$17.57	$20.07	$18.75	$18.05
End of period	$10.56	$10.29	$17.57	$20.07	$18.75
Accumulation units outstanding
at the end of period	2,701	3,013	3,318	1,915	700

JNL/MCM Small Cap Index Division748

Accumulation unit value:
Beginning of period	$9.15	$14.39	$15.04	$13.09	$12.32
End of period	$11.40	$9.15	$14.39	$15.04	$13.09
Accumulation units outstanding
at the end of period	6,100	7,005	9,117	9,051	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$3.63	$6.56	$6.95	N/A	N/A
End of period	$5.81	$3.63	$6.56	N/A	N/A
Accumulation units outstanding
at the end of period	4,498	4,507	1,647	N/A	N/A

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$8.95	$17.43	$14.92	$15.48	$11.70
End of period	$10.04	$8.95	$17.43	$14.92	$15.48
Accumulation units outstanding
at the end of period	37,610	51,276	44,742	20,920	46

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$7.88	$14.09	$12.74	N/A	N/A
End of period	$9.55	$7.88	$14.09	N/A	N/A
Accumulation units outstanding
at the end of period	9,953	9,704	3,108	N/A	N/A

JNL/Oppenheimer Global Growth
Division748
Accumulation unit value:
Beginning of period	$8.39	$14.51	$13.96	$12.21	$10.56
End of period	$11.43	$8.39	$14.51	$13.96	$12.21
Accumulation units outstanding
at the end of period	10,659	1,781	2,979	1,678	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$6.28	N/A	N/A	N/A	N/A
End of period	$7.91	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,588	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1819

Accumulation unit value:
Beginning of period	$4.13	$7.36	N/A	N/A	N/A
End of period	$7.35	$4.13	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,243	2,173	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.21	$10.85	$10.27	N/A	N/A
End of period	$11.70	$10.21	$10.85	N/A	N/A
Accumulation units outstanding
at the end of period	42,069	49,104	4,249	N/A	N/A

JNL/PIMCO Total Return Bond Division748

Accumulation unit value:
Beginning of period	$13.83	$14.09	$13.32	$13.16	$13.17
End of period	$15.61	$13.83	$14.09	$13.32	$13.16
Accumulation units outstanding
at the end of period	50,469	29,773	20,762	8,527	-

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division748
Accumulation unit value:
Beginning of period	$8.66	$12.80	$13.24	$12.25	$12.24
End of period	$12.39	$8.66	$12.80	$13.24	$12.25
Accumulation units outstanding
at the end of period	7,908	4,204	8,000	604	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division1879
Accumulation unit value:
Beginning of period	$6.21	$9.28	N/A	N/A	N/A
End of period	$8.13	$6.21	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	707	715	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$9.84	$19.06	$20.66	$18.70	$18.04
End of period	$13.90	$9.84	$19.06	$20.66	$18.70
Accumulation units outstanding
at the end of period	136	1,423	1,401	-	-

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	$6.02	N/A	N/A	N/A	N/A
End of period	$8.11	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	533	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.63	$9.84	N/A	N/A	N/A
End of period	$9.19	$6.63	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	27,244	46,989	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$7.14	N/A	N/A	N/A	N/A
End of period	$9.64	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	961	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.19	$9.43	N/A	N/A	N/A
End of period	$7.59	$6.19	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,517	727	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	$6.66	$10.44	$10.11	N/A	N/A
End of period	$7.99	$6.66	$10.44	N/A	N/A
Accumulation units outstanding
at the end of period	1,088	1,107	1,121	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	$7.07	$9.10	N/A	N/A	N/A
End of period	$8.53	$7.07	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,577	2,736	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.09	$15.29	$14.33	$12.68	$11.72
End of period	$11.65	$9.09	$15.29	$14.33	$12.68
Accumulation units outstanding
at the end of period	19,290	19,789	20,414	-	-

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$9.64	$11.43	$11.18	N/A	N/A
End of period	$10.70	$9.64	$11.43	N/A	N/A
Accumulation units outstanding
at the end of period	409	513	554	N/A	N/A

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$9.58	$15.16	$14.27	$12.79	$11.95
End of period	$12.00	$9.58	$15.16	$14.27	$12.79
Accumulation units outstanding
at the end of period	17,534	28,463	20,290	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division1207

Accumulation unit value:
Beginning of period	$9.41	$12.23	$11.61	$11.58	N/A
End of period	$10.92	$9.41	$12.23	$11.61	N/A
Accumulation units outstanding
at the end of period	84,248	103,077	54,629	7,367	N/A

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$10.21	$14.40	$13.56	$12.37	$11.72
End of period	$12.32	$10.21	$14.40	$13.56	$12.37
Accumulation units outstanding
at the end of period	42,976	50,829	48,745	8,713	-

JNL/S&P Retirement 2015 Division1202

Accumulation unit value:
Beginning of period	$7.85	$11.49	$10.77	$10.69	N/A
End of period	$9.20	$7.85	$11.49	$10.77	N/A
Accumulation units outstanding
at the end of period	-	2,698	2,296	2,411	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	$7.42	$10.65	N/A	N/A	N/A
End of period	$8.89	$7.42	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	444	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	$8.79	$10.98	$10.76	N/A	N/A
End of period	$9.82	$8.79	$10.98	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,200	11,114	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.32	$10.06	N/A	N/A	N/A
End of period	$8.83	$6.32	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,006	N/A	N/A	N/A

JNL/Select Balanced Division781

Accumulation unit value:
Beginning of period	$19.72	$25.45	$24.22	$21.80	$21.53
End of period	$23.08	$19.72	$25.45	$24.22	$21.80
Accumulation units outstanding
at the end of period	7,448	4,956	3,978	325	110

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$11.77	$11.78	$11.52	$11.28	$11.23
End of period	$11.52	$11.77	$11.78	$11.52	$11.28
Accumulation units outstanding
at the end of period	27,215	27,440	22,202	-	-

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$13.84	$21.25	$20.15	$18.09	$15.96
End of period	$16.78	$13.84	$21.25	$20.15	$17.05
Accumulation units outstanding
at the end of period	7,393	3,455	6,501	405	-

JNL/T.Rowe Price Established Growth
Division748
Accumulation unit value:
Beginning of period	$16.44	$29.42	$27.34	$24.60	$23.28
End of period	$23.06	$16.44	$29.42	$27.34	$24.60
Accumulation units outstanding
at the end of period	8,153	4,604	5,334	-	-

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$23.83	$41.07	$35.85	$34.34	$30.64
End of period	$34.21	$23.83	$41.07	$35.85	$34.34
Accumulation units outstanding
at the end of period	5,235	6,491	4,759	1,120	613

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1206
Accumulation unit value:
Beginning of period	$9.56	$10.41	$10.16	$10.16	N/A
End of period	$10.06	$9.56	$10.41	$10.16	N/A
Accumulation units outstanding
at the end of period	10,851	1,913	2,792	2,892	N/A

JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$8.87	$15.23	$15.45	$13.17	$12.46
End of period	$11.88	$8.87	$15.23	$15.45	$13.17
Accumulation units outstanding
at the end of period	16,220	10,218	14,455	1,862	-

Accumulation Unit Values
Contract with Endorsements - 2.295%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division2020

Accumulation unit value:
Beginning of period	$10.19	N/A	N/A	N/A	N/A
End of period	$12.52	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	262,789	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division2099

Accumulation unit value:
Beginning of period	$12.04	N/A	N/A	N/A	N/A
End of period	$13.02	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	341,325	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division2095

Accumulation unit value:
Beginning of period	$12.34	N/A	N/A	N/A	N/A
End of period	$13.34	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	762,446	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2099

Accumulation unit value:
Beginning of period	$12.65	N/A	N/A	N/A	N/A
End of period	$13.74	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	455,111	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division1224

Accumulation unit value:
Beginning of period	$8.02	$12.76	$15.36	N/A	N/A
End of period	$10.38	$8.02	$12.76	N/A	N/A
Accumulation units outstanding
at the end of period	577,085	366,811	111,949	N/A	N/A

JNL/AIM International Growth Division1224

Accumulation unit value:
Beginning of period	$9.92	$17.19	$16.09	N/A	N/A
End of period	$13.28	$9.92	$17.19	N/A	N/A
Accumulation units outstanding
at the end of period	297,620	54,526	32,022	N/A	N/A

JNL/AIM Large Cap Growth Division1224

Accumulation unit value:
Beginning of period	$8.28	$13.59	$12.03	N/A	N/A
End of period	$10.05	$8.28	$13.59	N/A	N/A
Accumulation units outstanding
at the end of period	319,432	92,808	28,755	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division1224

Accumulation unit value:
Beginning of period	$8.80	$14.95	$13.69	N/A	N/A
End of period	$11.60	$8.80	$14.95	N/A	N/A
Accumulation units outstanding
at the end of period	146,730	15,401	2,193	N/A	N/A

JNL/Capital Guardian Global Balanced
Division1224
Accumulation unit value:
Beginning of period	$8.42	$12.02	$11.37	N/A	N/A
End of period	$10.08	$8.42	$12.02	N/A	N/A
Accumulation units outstanding
at the end of period	536,370	404,982	99,986	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division1224
Accumulation unit value:
Beginning of period	$15.57	$27.69	$23.49	N/A	N/A
End of period	$21.03	$15.57	$27.69	N/A	N/A
Accumulation units outstanding
at the end of period	108,845	70,813	20,171	N/A	N/A

JNL/Capital Guardian International
Small Cap Division1451
Accumulation unit value:
Beginning of period	$4.44	$9.85	$10.00	N/A	N/A
End of period	$6.62	$4.44	$9.85	N/A	N/A
Accumulation units outstanding
at the end of period	462,174	95,913	16,862	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division1224
Accumulation unit value:
Beginning of period	$15.52	$26.86	$25.02	N/A	N/A
End of period	$20.45	$15.52	$26.86	N/A	N/A
Accumulation units outstanding
at the end of period	226,933	127,633	12,936	N/A	N/A

JNL/Credit Suisse Commodity Securities
Division1237
Accumulation unit value:
Beginning of period	$6.48	$13.60	$10.18	N/A	N/A
End of period	$9.50	$6.48	$13.60	N/A	N/A
Accumulation units outstanding
at the end of period	1,372,641	762,210	177,782	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division1260

Accumulation unit value:
Beginning of period	$6.46	$10.61	$10.15	N/A	N/A
End of period	$7.89	$6.46	$10.61	N/A	N/A
Accumulation units outstanding
at the end of period	414,314	201,650	46,395	N/A	N/A
JNL/Eagle Core Equity Division1224

Accumulation unit value:
Beginning of period	$10.37	$17.40	$17.74	N/A	N/A
End of period	$13.56	$10.37	$17.40	N/A	N/A
Accumulation units outstanding
at the end of period	92,113	33,389	7,279	N/A	N/A

JNL/Eagle SmallCap Equity Division1224

Accumulation unit value:
Beginning of period	$14.12	$23.41	$21.23	N/A	N/A
End of period	$18.70	$14.12	$23.41	N/A	N/A
Accumulation units outstanding
at the end of period	127,183	80,155	43,173	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division1238
Accumulation unit value:
Beginning of period	$6.16	$9.87	$10.03	N/A	N/A
End of period	$7.84	$6.16	$9.87	N/A	N/A
Accumulation units outstanding
at the end of period	3,242,805	3,067,575	2,738,280	N/A	N/A

JNL/Franklin Templeton Global
Growth Division1254
Accumulation unit value:
Beginning of period	$5.71	$9.84	$10.13	N/A	N/A
End of period	$7.30	$5.71	$9.84	N/A	N/A
Accumulation units outstanding
at the end of period	211,617	136,391	87,919	N/A	N/A

JNL/Franklin Templeton Income
Division1250
Accumulation unit value:
Beginning of period	$7.39	$10.76	$10.93	N/A	N/A
End of period	$9.60	$7.39	$10.76	N/A	N/A
Accumulation units outstanding
at the end of period	714,356	369,951	253,186	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division1263
Accumulation unit value:
Beginning of period	$5.95	$9.80	$9.88	N/A	N/A
End of period	$7.37	$5.95	$9.80	N/A	N/A
Accumulation units outstanding
at the end of period	434,118	197,944	166,061	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division1224
Accumulation unit value:
Beginning of period	$7.49	$11.46	$12.47	N/A	N/A
End of period	$9.78	$7.49	$11.46	N/A	N/A
Accumulation units outstanding
at the end of period	201,259	115,591	116,486	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division1224
Accumulation unit value:
Beginning of period	$17.00	$18.34	$17.59	N/A	N/A
End of period	$18.96	$17.00	$18.34	N/A	N/A
Accumulation units outstanding
at the end of period	379,863	218,338	174,864	N/A	N/A

JNL/Goldman Sachs Emerging Markets
Debt Division1900
Accumulation unit value:
Beginning of period	$9.63	$9.91	N/A	N/A	N/A
End of period	$11.57	$9.63	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	368,183	36,981	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division1224
Accumulation unit value:
Beginning of period	$7.96	$12.75	$12.67	N/A	N/A
End of period	$10.32	$7.96	$12.75	N/A	N/A
Accumulation units outstanding
at the end of period	237,682	114,551	53,730	N/A	N/A

JNL/Ivy Asset Strategy Division2129

Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A
End of period	$10.35	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	465,081	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division1224
Accumulation unit value:
Beginning of period	$8.73	$16.10	$14.80	N/A	N/A
End of period	$11.11	$8.73	$16.10	N/A	N/A
Accumulation units outstanding
at the end of period	420,442	270,981	235,420	N/A	N/A

JNL/JPMorgan MidCap Growth Division1224

Accumulation unit value:
Beginning of period	$12.54	$23.10	$21.85	N/A	N/A
End of period	$17.53	$12.54	$23.10	N/A	N/A
Accumulation units outstanding
at the end of period	105,810	31,022	3,835	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division1224
Accumulation unit value:
Beginning of period	$15.62	$15.00	$14.49	N/A	N/A
End of period	$15.83	$15.62	$15.00	N/A	N/A
Accumulation units outstanding
at the end of period	577,733	634,289	37,066	N/A	N/A

JNL/Lazard Emerging Markets Division1224

Accumulation unit value:
Beginning of period	$6.81	$13.94	$10.82	N/A	N/A
End of period	$11.42	$6.81	$13.94	N/A	N/A
Accumulation units outstanding
at the end of period	1,024,395	366,817	139,298	N/A	N/A

JNL/Lazard Mid Cap Equity Division1224

Accumulation unit value:
Beginning of period	$10.96	$18.38	$19.40	N/A	N/A
End of period	$14.96	$10.96	$18.38	N/A	N/A
Accumulation units outstanding
at the end of period	112,909	79,116	77,728	N/A	N/A

JNL/Lazard Small Cap Equity Division1224

Accumulation unit value:
Beginning of period	$8.79	$14.64	$16.06	N/A	N/A
End of period	$8.28	$8.79	$14.64	N/A	N/A
Accumulation units outstanding
at the end of period	-	56,800	24,373	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division1933

Accumulation unit value:
Beginning of period	$8.37	$7.48	N/A	N/A	N/A
End of period	$12.03	$8.37	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	47,186	1,785	N/A	N/A	N/A

JNL/M&G Global Leaders Division1911

Accumulation unit value:
Beginning of period	$8.31	$7.61	N/A	N/A	N/A
End of period	$11.16	$8.31	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,016	508	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1334
Accumulation unit value:
Beginning of period	$6.09	$9.77	$10.12	N/A	N/A
End of period	$7.41	$6.09	$9.77	N/A	N/A
Accumulation units outstanding
at the end of period	410,421	556,517	171,760	N/A	N/A

JNL/MCM 25 Division1224

Accumulation unit value:
Beginning of period	$7.17	$11.32	$11.98	N/A	N/A
End of period	$10.71	$7.17	$11.32	N/A	N/A
Accumulation units outstanding
at the end of period	252,921	310,101	267,428	N/A	N/A

JNL/MCM Bond Index Division1224

Accumulation unit value:
Beginning of period	$11.50	$11.35	$10.94	N/A	N/A
End of period	$11.89	$11.50	$11.35	N/A	N/A
Accumulation units outstanding
at the end of period	1,185,847	543,737	203,589	N/A	N/A

JNL/MCM Communications Sector
Division1224
Accumulation unit value:
Beginning of period	$3.43	$5.81	$5.72	N/A	N/A
End of period	$4.21	$3.43	$5.81	N/A	N/A
Accumulation units outstanding
at the end of period	153,274	86,237	94,278	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division1224
Accumulation unit value:
Beginning of period	$6.64	$9.89	$11.06	N/A	N/A
End of period	$8.64	$6.64	$9.89	N/A	N/A
Accumulation units outstanding
at the end of period	70,156	34,799	11,602	N/A	N/A

JNL/MCM Dow 10 Division1224

Accumulation unit value:
Beginning of period	$5.57	$10.57	$10.68	N/A	N/A
End of period	$6.31	$5.57	$10.57	N/A	N/A
Accumulation units outstanding
at the end of period	343,656	377,759	336,463	N/A	N/A

JNL/MCM Dow Dividend Division1224

Accumulation unit value:
Beginning of period	$5.11	$10.32	$11.72	N/A	N/A
End of period	$6.00	$5.11	$10.32	N/A	N/A
Accumulation units outstanding
at the end of period	833,478	903,322	578,745	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division1224
Accumulation unit value:
Beginning of period	$5.68	$9.34	$9.21	N/A	N/A
End of period	$5.28	$5.68	$9.34	N/A	N/A
Accumulation units outstanding
at the end of period	-	55,352	38,122	N/A	N/A

JNL/MCM European 30 Division1902

Accumulation unit value:
Beginning of period	$8.58	$9.47	N/A	N/A	N/A
End of period	$11.83	$8.58	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	19,585	901	N/A	N/A	N/A

JNL/MCM Financial Sector Division1224

Accumulation unit value:
Beginning of period	$5.42	$11.24	$13.97	N/A	N/A
End of period	$6.29	$5.42	$11.24	N/A	N/A
Accumulation units outstanding
at the end of period	664,184	448,354	39,070	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division1224

Accumulation unit value:
Beginning of period	$9.08	$18.05	$16.61	N/A	N/A
End of period	$11.63	$9.08	$18.05	N/A	N/A
Accumulation units outstanding
at the end of period	396,338	514,994	384,104	N/A	N/A

JNL/MCM Global Alpha Division2135

Accumulation unit value:
Beginning of period	$10.06	N/A	N/A	N/A	N/A
End of period	$9.82	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	30,979	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division1224

Accumulation unit value:
Beginning of period	$8.87	$11.81	$11.24	N/A	N/A
End of period	$10.48	$8.87	$11.81	N/A	N/A
Accumulation units outstanding
at the end of period	351,956	309,328	44,375	N/A	N/A

JNL/MCM Index 5 Division1330

Accumulation unit value:
Beginning of period	$6.75	$9.85	$10.19	N/A	N/A
End of period	$8.26	$6.75	$9.85	N/A	N/A
Accumulation units outstanding
at the end of period	685,336	342,918	136,695	N/A	N/A

JNL/MCM International Index Division1224

Accumulation unit value:
Beginning of period	$10.83	$19.42	$18.06	N/A	N/A
End of period	$13.69	$10.83	$19.42	N/A	N/A
Accumulation units outstanding
at the end of period	938,935	555,058	214,757	N/A	N/A

JNL/MCM JNL 5 Division1224

Accumulation unit value:
Beginning of period	$7.61	$13.55	$13.58	N/A	N/A
End of period	$9.23	$7.61	$13.55	N/A	N/A
Accumulation units outstanding
at the end of period	5,251,306	5,297,665	4,172,117	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1224

Accumulation unit value:
Beginning of period	$6.24	$11.84	$10.63	N/A	N/A
End of period	$8.40	$6.24	$11.84	N/A	N/A
Accumulation units outstanding
at the end of period	1,233,469	1,381,723	749,172	N/A	N/A

JNL/MCM Nasdaq 25 Division1224

Accumulation unit value:
Beginning of period	$7.12	$12.46	$10.65	N/A	N/A
End of period	$9.33	$7.12	$12.46	N/A	N/A
Accumulation units outstanding
at the end of period	103,380	106,548	72,622	N/A	N/A

JNL/MCM NYSE International 25
Division1315
Accumulation unit value:
Beginning of period	$6.08	$11.50	$10.21	N/A	N/A
End of period	$8.08	$6.08	$11.50	N/A	N/A
Accumulation units outstanding
at the end of period	224,221	294,360	92,798	N/A	N/A

JNL/MCM Oil & Gas Sector Division1224

Accumulation unit value:
Beginning of period	$21.04	$34.65	$25.21	N/A	N/A
End of period	$24.70	$21.04	$34.65	N/A	N/A
Accumulation units outstanding
at the end of period	396,673	239,030	90,626	N/A	N/A

JNL/MCM Pacific Rim 30 Division1902

Accumulation unit value:
Beginning of period	$9.55	$9.14	N/A	N/A	N/A
End of period	$11.59	$9.55	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	16,447	2,017	N/A	N/A	N/A

JNL/MCM S&P 10 Division1224

Accumulation unit value:
Beginning of period	$6.61	$13.43	$12.84	N/A	N/A
End of period	$7.74	$6.61	$13.43	N/A	N/A
Accumulation units outstanding
at the end of period	295,140	368,703	206,909	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division1224

Accumulation unit value:
Beginning of period	$7.01	$10.66	$10.10	N/A	N/A
End of period	$8.14	$7.01	$10.66	N/A	N/A
Accumulation units outstanding
at the end of period	99,450	54,120	11,381	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division1224

Accumulation unit value:
Beginning of period	$9.41	$15.43	$14.75	N/A	N/A
End of period	$12.70	$9.41	$15.43	N/A	N/A
Accumulation units outstanding
at the end of period	666,845	419,275	159,456	N/A	N/A

JNL/MCM S&P 500 Index Division1224

Accumulation unit value:
Beginning of period	$7.34	$12.04	$11.73	N/A	N/A
End of period	$9.03	$7.34	$12.04	N/A	N/A
Accumulation units outstanding
at the end of period	1,729,635	1,004,520	340,854	N/A	N/A

JNL/MCM S&P SMid 60 Division1325

Accumulation unit value:
Beginning of period	$6.00	$8.79	$10.33	N/A	N/A
End of period	$9.47	$6.00	$8.79	N/A	N/A
Accumulation units outstanding
at the end of period	433,193	273,476	57,956	N/A	N/A

JNL/MCM Select Small-Cap Division1224

Accumulation unit value:
Beginning of period	$10.29	$17.57	$19.75	N/A	N/A
End of period	$10.55	$10.29	$17.57	N/A	N/A
Accumulation units outstanding
at the end of period	198,146	184,026	128,651	N/A	N/A

JNL/MCM Small Cap Index Division1224

Accumulation unit value:
Beginning of period	$9.14	$14.37	$15.00	N/A	N/A
End of period	$11.37	$9.14	$14.37	N/A	N/A
Accumulation units outstanding
at the end of period	652,566	356,100	116,348	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division1224

Accumulation unit value:
Beginning of period	$3.62	$6.55	$5.86	N/A	N/A
End of period	$5.79	$3.62	$6.55	N/A	N/A
Accumulation units outstanding
at the end of period	1,264,636	558,264	304,819	N/A	N/A

JNL/MCM Value Line 30 Division1224

Accumulation unit value:
Beginning of period	$8.94	$17.42	$14.51	N/A	N/A
End of period	$10.03	$8.94	$17.42	N/A	N/A
Accumulation units outstanding
at the end of period	698,805	803,259	379,483	N/A	N/A

JNL/MCM VIP Division1224

Accumulation unit value:
Beginning of period	$7.87	$14.07	$12.90	N/A	N/A
End of period	$9.53	$7.87	$14.07	N/A	N/A
Accumulation units outstanding
at the end of period	365,918	285,458	133,829	N/A	N/A

JNL/Oppenheimer Global Growth
Division1224
Accumulation unit value:
Beginning of period	$8.36	$14.47	$13.93	N/A	N/A
End of period	$11.40	$8.36	$14.47	N/A	N/A
Accumulation units outstanding
at the end of period	164,919	75,039	43,376	N/A	N/A

JNL/PAM Asia ex-Japan Division1772

Accumulation unit value:
Beginning of period	$4.77	$8.89	N/A	N/A	N/A
End of period	$7.91	$4.77	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	288,590	9,459	N/A	N/A	N/A

JNL/PAM China-India Division1774

Accumulation unit value:
Beginning of period	$4.13	$7.81	N/A	N/A	N/A
End of period	$7.35	$4.13	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,078,818	253,786	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division1263

Accumulation unit value:
Beginning of period	$10.21	$10.85	$10.23	N/A	N/A
End of period	$11.70	$10.21	$10.85	N/A	N/A
Accumulation units outstanding
at the end of period	1,895,010	976,858	84,893	N/A	N/A

JNL/PIMCO Total Return Bond Division1224

Accumulation unit value:
Beginning of period	$13.79	$14.05	$13.34	N/A	N/A
End of period	$15.56	$13.79	$14.05	N/A	N/A
Accumulation units outstanding
at the end of period	2,238,430	784,145	195,143	N/A	N/A

JNL/PPM America Core Equity Division1224

Accumulation unit value:
Beginning of period	$11.54	$19.84	$21.85	N/A	N/A
End of period	$14.28	$11.54	$19.84	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,457	1,207	N/A	N/A

JNL/PPM America High Yield Bond
Division1224
Accumulation unit value:
Beginning of period	$8.64	$12.77	$13.22	N/A	N/A
End of period	$12.35	$8.64	$12.77	N/A	N/A
Accumulation units outstanding
at the end of period	816,199	224,893	78,765	N/A	N/A

JNL/PPM America Mid Cap Value
Division1776
Accumulation unit value:
Beginning of period	$5.60	$10.43	N/A	N/A	N/A
End of period	$8.07	$5.60	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	52,072	17,783	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division1805
Accumulation unit value:
Beginning of period	$6.21	$10.59	N/A	N/A	N/A
End of period	$8.13	$6.21	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	61,346	47,404	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division1224

Accumulation unit value:
Beginning of period	$9.80	$19.00	$20.58	N/A	N/A
End of period	$13.85	$9.80	$19.00	N/A	N/A
Accumulation units outstanding
at the end of period	30,687	10,418	3,264	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division1900
Accumulation unit value:
Beginning of period	$5.91	$8.74	N/A	N/A	N/A
End of period	$8.11	$5.91	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	481,882	118,723	N/A	N/A	N/A

JNL/S&P 4 Division1463

Accumulation unit value:
Beginning of period	$6.62	$9.91	$9.84	N/A	N/A
End of period	$9.18	$6.62	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	2,188,981	1,218,092	16,213	N/A	N/A

JNL/S&P Competitive Advantage
Division1451
Accumulation unit value:
Beginning of period	$6.84	$9.91	$10.00	N/A	N/A
End of period	$9.64	$6.84	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	263,254	104,678	13,539	N/A	N/A

JNL/S&P Disciplined Growth Division1256

Accumulation unit value:
Beginning of period	$6.19	$10.42	$10.27	N/A	N/A
End of period	$7.59	$6.19	$10.42	N/A	N/A
Accumulation units outstanding
at the end of period	344,438	439,746	89,889	N/A	N/A

JNL/S&P Disciplined Moderate Division1276

Accumulation unit value:
Beginning of period	$7.51	$10.47	$10.03	N/A	N/A
End of period	$8.71	$7.51	$10.47	N/A	N/A
Accumulation units outstanding
at the end of period	404,876	275,234	89,791	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division1285
Accumulation unit value:
Beginning of period	$6.66	$10.44	$10.10	N/A	N/A
End of period	$7.99	$6.66	$10.44	N/A	N/A
Accumulation units outstanding
at the end of period	541,326	467,223	120,983	N/A	N/A

JNL/S&P Dividend Income & Growth
Division1463
Accumulation unit value:
Beginning of period	$7.06	$9.76	$9.72	N/A	N/A
End of period	$8.52	$7.06	$9.76	N/A	N/A
Accumulation units outstanding
at the end of period	257,467	144,766	4,004	N/A	N/A

JNL/S&P Intrinsic Value Division1451

Accumulation unit value:
Beginning of period	$6.21	$9.91	$10.00	N/A	N/A
End of period	$9.53	$6.21	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	206,662	126,594	16,607	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division1224
Accumulation unit value:
Beginning of period	$9.07	$15.25	$14.29	N/A	N/A
End of period	$11.61	$9.07	$15.25	N/A	N/A
Accumulation units outstanding
at the end of period	384,488	100,028	138,340	N/A	N/A

JNL/S&P Managed Conservative Division1224

Accumulation unit value:
Beginning of period	$9.63	$11.43	$11.03	N/A	N/A
End of period	$10.69	$9.63	$11.43	N/A	N/A
Accumulation units outstanding
at the end of period	1,502,786	2,082,835	577,256	N/A	N/A

JNL/S&P Managed Growth Division1224

Accumulation unit value:
Beginning of period	$9.56	$15.13	$14.25	N/A	N/A
End of period	$11.96	$9.56	$15.13	N/A	N/A
Accumulation units outstanding
at the end of period	2,186,522	923,851	510,984	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division1224

Accumulation unit value:
Beginning of period	$9.40	$12.22	$11.62	N/A	N/A
End of period	$10.90	$9.40	$12.22	N/A	N/A
Accumulation units outstanding
at the end of period	2,289,954	1,382,969	744,503	N/A	N/A

JNL/S&P Managed Moderate Growth
Division1224
Accumulation unit value:
Beginning of period	$10.18	$14.37	$13.54	N/A	N/A
End of period	$12.28	$10.18	$14.37	N/A	N/A
Accumulation units outstanding
at the end of period	2,613,039	1,182,738	694,976	N/A	N/A

JNL/S&P Retirement 2015 Division1301

Accumulation unit value:
Beginning of period	$7.84	$11.49	$11.35	N/A	N/A
End of period	$9.19	$7.84	$11.49	N/A	N/A
Accumulation units outstanding
at the end of period	-	144,110	46,358	N/A	N/A

JNL/S&P Retirement 2020 Division1318

Accumulation unit value:
Beginning of period	$7.59	$11.65	$11.66	N/A	N/A
End of period	$9.00	$7.59	$11.65	N/A	N/A
Accumulation units outstanding
at the end of period	-	122,231	93,087	N/A	N/A

JNL/S&P Retirement 2025 Division1326

Accumulation unit value:
Beginning of period	$7.41	$11.79	$11.92	N/A	N/A
End of period	$8.88	$7.41	$11.79	N/A	N/A
Accumulation units outstanding
at the end of period	-	38,963	24,007	N/A	N/A

JNL/S&P Retirement Income Division1224

Accumulation unit value:
Beginning of period	$8.78	$10.98	$10.53	N/A	N/A
End of period	$9.81	$8.78	$10.98	N/A	N/A
Accumulation units outstanding
at the end of period	-	173,117	54,041	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division1451

Accumulation unit value:
Beginning of period	$6.32	$10.06	$10.00	N/A	N/A
End of period	$8.83	$6.32	$10.06	N/A	N/A
Accumulation units outstanding
at the end of period	160,491	96,476	14,623	N/A	N/A

JNL/Select Balanced Division1224

Accumulation unit value:
Beginning of period	$19.66	$25.37	$24.10	N/A	N/A
End of period	$22.99	$19.66	$25.37	N/A	N/A
Accumulation units outstanding
at the end of period	689,344	299,369	72,495	N/A	N/A

JNL/Select Money Market Division1224

Accumulation unit value:
Beginning of period	$11.77	$11.78	$11.51	N/A	N/A
End of period	$11.52	$11.77	$11.78	N/A	N/A
Accumulation units outstanding
at the end of period	1,165,524	1,925,205	657,907	N/A	N/A

JNL/Select Value Division1224

Accumulation unit value:
Beginning of period	$13.84	$21.25	$20.09	N/A	N/A
End of period	$16.77	$13.84	$21.25	N/A	N/A
Accumulation units outstanding
at the end of period	303,742	228,869	167,995	N/A	N/A

JNL/T.Rowe Price Established Growth
Division1224
Accumulation unit value:
Beginning of period	$16.38	$29.33	$27.24	N/A	N/A
End of period	$22.98	$16.38	$29.33	N/A	N/A
Accumulation units outstanding
at the end of period	283,656	125,569	61,978	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division1224
Accumulation unit value:
Beginning of period	$23.75	$40.94	$35.67	N/A	N/A
End of period	$34.08	$23.75	$40.94	N/A	N/A
Accumulation units outstanding
at the end of period	210,353	127,485	78,477	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1236
Accumulation unit value:
Beginning of period	$9.56	$10.40	$10.16	N/A	N/A
End of period	$10.05	$9.56	$10.40	N/A	N/A
Accumulation units outstanding
at the end of period	416,014	154,958	22,028	N/A	N/A

JNL/T.Rowe Price Value Division1224

Accumulation unit value:
Beginning of period	$8.85	$15.20	$15.44	N/A	N/A
End of period	$11.85	$8.85	$15.20	N/A	N/A
Accumulation units outstanding
at the end of period	328,793	100,790	56,043	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.30%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division781

Accumulation unit value:
Beginning of period	$8.01	$12.75	$15.36	$11.52	$10.06
End of period	$10.38	$8.01	$12.75	$15.36	$11.52
Accumulation units outstanding
at the end of period	214	217	220	222	566

JNL/AIM International Growth Division748

Accumulation unit value:
Beginning of period	$9.92	$17.19	$16.02	$13.37	$12.07
End of period	$13.28	$9.92	$17.19	$16.02	$13.37
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.27	$13.58	$12.01	$11.39	$10.74
End of period	$10.05	$8.27	$13.58	$12.01	$11.39
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.81	$14.96	$13.75	$12.29	$11.23
End of period	$11.61	$8.81	$14.96	$13.75	$12.29
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Balanced
Division748
Accumulation unit value:
Beginning of period	$8.42	$12.01	$11.39	$10.52	$9.67
End of period	$10.08	$8.42	$12.01	$11.39	$10.52
Accumulation units outstanding
at the end of period	45,645	45,153	-	-	-

JNL/Capital Guardian Global Diversified
Research Division748
Accumulation unit value:
Beginning of period	$15.55	$27.67	$23.47	$21.20	$20.63
End of period	$21.01	$15.55	$27.67	$23.47	$21.20
Accumulation units outstanding
at the end of period	22,263	23,412	-	-	-

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$15.51	$26.85	$25.04	$24.49	$23.45
End of period	$20.44	$15.51	$26.85	$25.04	$24.49
Accumulation units outstanding
at the end of period	88	-	-	-	-

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$10.36	$17.39	$17.70	$16.12	$15.73
End of period	$13.55	$10.36	$17.39	$17.70	$16.12
Accumulation units outstanding
at the end of period	664	-	-	-	-

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$14.11	$23.40	$21.36	$18.20	$17.43
End of period	$18.68	$14.11	$23.40	$21.36	$18.20
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.16	$9.78	N/A	N/A	N/A
End of period	$7.83	$6.16	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	120,231	119,064	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income
Division1109
Accumulation unit value:
Beginning of period	$7.39	$10.76	$10.81	$10.02	N/A
End of period	$9.60	$7.39	$10.76	$10.81	N/A
Accumulation units outstanding
at the end of period	319	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division781
Accumulation unit value:
Beginning of period	$7.49	$11.46	$12.50	$10.86	$10.38
End of period	$9.78	$7.49	$11.46	$12.50	$10.86
Accumulation units outstanding
at the end of period	2,035	2,164	1,742	1,742	1,854

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$16.98	$18.33	$17.53	$17.13	$17.16
End of period	$18.95	$16.98	$18.33	$17.53	$17.13
Accumulation units outstanding
at the end of period	1,261	1,341	1,057	1,057	1,125

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$7.96	$12.74	$12.69	$11.22	$10.48
End of period	$10.32	$7.96	$12.74	$12.69	$11.22
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$8.73	$16.09	$14.71	$11.40	$10.17
End of period	$11.10	$8.73	$16.09	$14.71	$11.40
Accumulation units outstanding
at the end of period	2,097	2,006	1,716	1,716	1,827

JNL/JPMorgan MidCap Growth Division748

Accumulation unit value:
Beginning of period	$12.54	$23.09	$21.89	$19.99	$18.93
End of period	$17.51	$12.54	$23.09	$21.89	$19.99
Accumulation units outstanding
at the end of period	109	-	-	-	-

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$15.61	$14.99	$14.42	$14.29	$14.36
End of period	$15.82	$15.61	$14.99	$14.42	$14.29
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Lazard Emerging Markets Division1080

Accumulation unit value:
Beginning of period	$6.81	$13.94	$10.82	$8.67	N/A
End of period	$11.42	$6.81	$13.94	$10.82	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$10.96	$18.37	$19.31	$17.24	$16.36
End of period	$14.96	$10.96	$18.37	$19.31	$17.24
Accumulation units outstanding
at the end of period	1,957	1,381	1,099	1,099	1,170

JNL/Lazard Small Cap Equity Division748

Accumulation unit value:
Beginning of period	$8.78	$14.63	$16.07	$14.07	$13.19
End of period	$8.27	$8.78	$14.63	$16.07	$14.07
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division748

Accumulation unit value:
Beginning of period	$7.15	$11.29	$11.90	$10.84	$11.03
End of period	$10.69	$7.15	$11.29	$11.90	$10.84
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.50	$11.35	$10.91	$10.77	$10.81
End of period	$11.88	$11.50	$11.35	$10.91	$10.77
Accumulation units outstanding
at the end of period	1,724	1,920	3,164	3,242	2,654

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.43	$5.81	$5.70	$4.29	$4.27
End of period	$4.21	$3.43	$5.81	$5.70	$4.29
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division748
Accumulation unit value:
Beginning of period	$6.63	$9.88	$10.97	$9.91	$10.27
End of period	$8.63	$6.63	$9.88	$10.97	$9.91
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Dow 10 Division781

Accumulation unit value:
Beginning of period	$5.57	$10.56	$10.70	$8.45	$9.04
End of period	$6.31	$5.57	$10.56	$10.70	$8.45
Accumulation units outstanding
at the end of period	4,436	5,150	4,405	4,607	4,467

JNL/MCM Dow Dividend Division1029

Accumulation unit value:
Beginning of period	$5.10	$10.32	$11.73	$9.98	N/A
End of period	$6.00	$5.10	$10.32	$11.73	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.67	$9.33	$9.21	$8.06	$7.81
End of period	$5.28	$5.67	$9.33	$9.21	$8.06
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division748

Accumulation unit value:
Beginning of period	$5.42	$11.24	$13.92	$12.00	$11.35
End of period	$6.28	$5.42	$11.24	$13.92	$12.00
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$9.06	$18.01	$16.58	$12.11	$11.06
End of period	$11.60	$9.06	$18.01	$16.58	$12.11
Accumulation units outstanding
at the end of period	1,165	1,612	1,285	1,483	1,572

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division748

Accumulation unit value:
Beginning of period	$8.86	$11.81	$11.23	$10.82	$10.18
End of period	$10.48	$8.86	$11.81	$11.23	$10.82
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$10.83	$19.41	$18.00	$14.66	$13.59
End of period	$13.68	$10.83	$19.41	$18.00	$14.66
Accumulation units outstanding
at the end of period	753	787	733	692	891

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.61	$13.55	$13.67	$11.77	$11.27
End of period	$9.23	$7.61	$13.55	$13.67	$11.77
Accumulation units outstanding
at the end of period	30,959	32,764	31,605	19,102	10,677

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1099

Accumulation unit value:
Beginning of period	$6.24	$11.84	$10.67	$9.19	N/A
End of period	$8.40	$6.24	$11.84	$10.67	N/A
Accumulation units outstanding
at the end of period	3,653	3,975	4,292	6,383	N/A

JNL/MCM Nasdaq 25 Division781

Accumulation unit value:
Beginning of period	$7.12	$12.46	$10.71	$10.46	$10.17
End of period	$9.33	$7.12	$12.46	$10.71	$10.46
Accumulation units outstanding
at the end of period	5,911	6,682	6,945	7,045	6,913

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$21.04	$34.64	$26.21	$22.20	$20.30
End of period	$24.69	$21.04	$34.64	$26.21	$22.20
Accumulation units outstanding
at the end of period	879	935	831	831	1,464

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division748

Accumulation unit value:
Beginning of period	$6.59	$13.39	$13.05	$12.76	$9.55
End of period	$7.71	$6.59	$13.39	$13.05	$12.76
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.41	$15.43	$14.70	$13.71	$12.85
End of period	$12.70	$9.41	$15.43	$14.70	$13.71
Accumulation units outstanding
at the end of period	843	886	901	796	566

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.34	$12.04	$11.74	$10.44	$10.34
End of period	$9.03	$7.34	$12.04	$11.74	$10.44
Accumulation units outstanding
at the end of period	3,502	3,430	3,458	3,064	1,855

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division748

Accumulation unit value:
Beginning of period	$10.27	$17.52	$20.03	$18.72	$16.52
End of period	$10.52	$10.27	$17.52	$20.03	$18.72
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.13	$14.36	$15.01	$13.08	$12.65
End of period	$11.37	$9.13	$14.36	$15.01	$13.08
Accumulation units outstanding
at the end of period	1,015	677	701	593	394

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division748

Accumulation unit value:
Beginning of period	$3.62	$6.54	$5.85	$5.47	$5.26
End of period	$5.79	$3.62	$6.54	$5.85	$5.47
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$8.94	$17.41	$14.91	$15.47	$12.63
End of period	$10.02	$8.94	$17.41	$14.91	$15.47
Accumulation units outstanding
at the end of period	12,255	13,042	12,915	13,302	10,561

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$7.87	$14.07	$13.00	$11.86	$11.36
End of period	$9.53	$7.87	$14.07	$13.00	$11.86
Accumulation units outstanding
at the end of period	9,425	9,530	9,750	9,565	10,690

JNL/Oppenheimer Global Growth
Division781
Accumulation unit value:
Beginning of period	$8.37	$14.48	$13.94	$12.19	$10.91
End of period	$11.40	$8.37	$14.48	$13.94	$12.19
Accumulation units outstanding
at the end of period	1,813	1,929	1,574	1,574	1,675

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division748

Accumulation unit value:
Beginning of period	$13.78	$14.05	$13.28	$13.13	$13.14
End of period	$15.55	$13.78	$14.05	$13.28	$13.13
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America Core Equity Division748

Accumulation unit value:
Beginning of period	$11.53	$19.83	$21.88	$19.68	$18.34
End of period	$14.27	$11.53	$19.83	$21.88	$19.68
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America High Yield Bond
Division748
Accumulation unit value:
Beginning of period	$8.64	$12.76	$13.21	$12.23	$12.22
End of period	$12.35	$8.64	$12.76	$13.21	$12.23
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$9.80	$18.99	$20.59	$18.64	$17.99
End of period	$13.84	$9.80	$18.99	$20.59	$18.64
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.06	$15.24	$14.29	$12.65	$11.70
End of period	$11.61	$9.06	$15.24	$14.29	$12.65
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Conservative Division748

Accumulation unit value:
Beginning of period	$9.63	$11.42	$11.00	$10.43	$10.25
End of period	$10.68	$9.63	$11.42	$11.00	$10.43
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Growth Division781

Accumulation unit value:
Beginning of period	$9.55	$15.12	$14.23	$12.76	$12.16
End of period	$11.95	$9.55	$15.12	$14.23	$12.76
Accumulation units outstanding
at the end of period	4,558	4,561	4,564	4,566	1,922

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division781

Accumulation unit value:
Beginning of period	$9.40	$12.22	$11.60	$10.76	$10.51
End of period	$10.90	$9.40	$12.22	$11.60	$10.76
Accumulation units outstanding
at the end of period	1,906	2,387	2,930	3,070	2,633

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$10.18	$14.36	$13.53	$12.34	$11.70
End of period	$12.28	$10.18	$14.36	$13.53	$12.34
Accumulation units outstanding
at the end of period	2,751	2,751	2,751	2,751	-

JNL/S&P Retirement 2015 Division1204

Accumulation unit value:
Beginning of period	$7.84	$11.48	$10.76	$10.59	N/A
End of period	$9.19	$7.84	$11.48	$10.76	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division748

Accumulation unit value:
Beginning of period	$19.64	$25.35	$24.14	$21.73	$20.87
End of period	$22.97	$19.64	$25.35	$24.14	$21.73
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$11.76	$11.77	$11.50	$11.26	$11.21
End of period	$11.51	$11.76	$11.77	$11.50	$11.26
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$13.82	$21.21	$20.13	$17.03	$15.95
End of period	$16.74	$13.82	$21.21	$20.13	$17.03
Accumulation units outstanding
at the end of period	252	-	-	-	-
JNL/T.Rowe Price Established Growth
Division781
Accumulation unit value:
Beginning of period	$16.37	$29.31	$27.24	$24.52	$23.32
End of period	$22.96	$16.37	$29.31	$27.24	$24.52
Accumulation units outstanding
at the end of period	2,706	2,791	2,257	783	834

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$23.73	$40.92	$35.72	$34.23	$30.55
End of period	$34.06	$23.73	$40.92	$35.72	$34.23
Accumulation units outstanding
at the end of period	710	685	568	568	605

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1087
Accumulation unit value:
Beginning of period	$9.56	$10.40	$10.15	$10.00	N/A
End of period	$10.06	$9.56	$10.40	$10.15	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$8.84	$15.20	$15.42	$13.15	$12.45
End of period	$11.85	$8.84	$15.20	$15.42	$13.15
Accumulation units outstanding
at the end of period	940	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.31%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$8.01	$12.75	$15.36	$11.52	$11.14
End of period	$10.37	$8.01	$12.75	$15.36	$11.52
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/AIM International Growth Division748

Accumulation unit value:
Beginning of period	$9.91	$17.16	$16.00	$13.36	$12.06
End of period	$13.26	$9.91	$17.16	$16.00	$13.36
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.27	$13.57	$12.00	$11.39	$10.73
End of period	$10.04	$8.27	$13.57	$12.00	$11.39
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.80	$14.95	$13.74	$12.28	$11.22
End of period	$11.60	$8.80	$14.95	$13.74	$12.28
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Balanced
Division748
Accumulation unit value:
Beginning of period	$8.41	$12.00	$11.38	$10.51	$9.66
End of period	$10.07	$8.41	$12.00	$11.38	$10.51
Accumulation units outstanding
at the end of period	-	2,482	2,482	-	-

JNL/Capital Guardian Global Diversified
Research Division748
Accumulation unit value:
Beginning of period	$15.53	$27.64	$23.44	$21.17	$20.61
End of period	$20.98	$15.53	$27.64	$23.44	$21.17
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$15.49	$26.82	$25.01	$24.47	$23.43
End of period	$20.41	$15.49	$26.82	$25.01	$24.47
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.78	N/A	N/A	N/A	N/A
End of period	$9.49	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,393	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$10.35	$17.37	$17.68	$16.10	$15.72
End of period	$13.53	$10.35	$17.37	$17.68	$16.10
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$14.09	$23.37	$21.34	$18.18	$17.41
End of period	$18.66	$14.09	$23.37	$21.34	$18.18
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income
Division1085
Accumulation unit value:
Beginning of period	$7.39	$10.76	$10.81	$9.93	N/A
End of period	$9.59	$7.39	$10.76	$10.81	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	$7.49	$11.46	$12.49	$10.86	$10.60
End of period	$9.77	$7.49	$11.46	$12.49	$10.86
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Goldman Sachs Core Plus Bond
Division748
Accumulation unit value:
Beginning of period	$16.96	$18.30	$17.51	$17.11	$17.04
End of period	$18.92	$16.96	$18.30	$17.51	$17.11
Accumulation units outstanding
at the end of period	-	216	-	-	-

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	$9.93	N/A	N/A	N/A	N/A
End of period	$11.56	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	193	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$7.96	$12.74	$12.69	$11.22	$11.03
End of period	$10.31	$7.96	$12.74	$12.69	$11.22
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division748
Accumulation unit value:
Beginning of period	$8.72	$16.08	$14.70	$11.39	$9.64
End of period	$11.09	$8.72	$16.08	$14.70	$11.39
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division748

Accumulation unit value:
Beginning of period	$12.52	$23.06	$21.86	$19.97	$18.92
End of period	$17.49	$12.52	$23.06	$21.86	$19.97
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$15.59	$14.97	$14.41	$14.28	$14.35
End of period	$15.80	$15.59	$14.97	$14.41	$14.28
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Lazard Emerging Markets Division1065

Accumulation unit value:
Beginning of period	$6.80	$13.94	$10.82	$10.13	N/A
End of period	$11.42	$6.80	$13.94	$10.82	N/A
Accumulation units outstanding
at the end of period	1,819	-	-	-	N/A

JNL/Lazard Mid Cap Equity Division748

Accumulation unit value:
Beginning of period	$10.95	$18.35	$19.29	$17.23	$15.84
End of period	$14.94	$10.95	$18.35	$19.29	$17.23
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Lazard Small Cap Equity Division748

Accumulation unit value:
Beginning of period	$8.77	$14.62	$16.05	$14.06	$13.18
End of period	$8.26	$8.77	$14.62	$16.05	$14.06
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division781

Accumulation unit value:
Beginning of period	$7.14	$11.29	$11.89	$10.84	$11.62
End of period	$10.68	$7.14	$11.29	$11.89	$10.84
Accumulation units outstanding
at the end of period	-	-	-	-	2,058

JNL/MCM Bond Index Division748

Accumulation unit value:
Beginning of period	$11.49	$11.34	$10.91	$10.77	$10.84
End of period	$11.88	$11.49	$11.34	$10.91	$10.77
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.43	$5.81	$5.70	$4.28	$4.27
End of period	$4.20	$3.43	$5.81	$5.70	$4.28
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division748
Accumulation unit value:
Beginning of period	$6.64	$9.88	$10.98	$9.90	$10.26
End of period	$8.63	$6.64	$9.88	$10.98	$9.90
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Dow 10 Division781

Accumulation unit value:
Beginning of period	$5.57	$10.56	$10.69	$8.45	$9.04
End of period	$6.30	$5.57	$10.56	$10.69	$8.45
Accumulation units outstanding
at the end of period	-	-	-	1,988	1,244

JNL/MCM Dow Dividend Division1006

Accumulation unit value:
Beginning of period	$5.10	$10.31	$11.73	$9.90	N/A
End of period	$6.00	$5.10	$10.31	$11.73	N/A
Accumulation units outstanding
at the end of period	-	946	-	2,479	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.67	$9.33	$9.20	$8.06	$7.81
End of period	$5.27	$5.67	$9.33	$9.20	$8.06
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division748

Accumulation unit value:
Beginning of period	$5.42	$11.23	$13.91	$11.99	$11.35
End of period	$6.28	$5.42	$11.23	$13.91	$11.99
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$9.05	$17.99	$16.57	$12.10	$11.05
End of period	$11.59	$9.05	$17.99	$16.57	$12.10
Accumulation units outstanding
at the end of period	-	498	-	3,149	2,022

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division748

Accumulation unit value:
Beginning of period	$8.85	$11.80	$11.23	$10.81	$10.17
End of period	$10.47	$8.85	$11.80	$11.23	$10.81
Accumulation units outstanding
at the end of period	-	368	-	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division748

Accumulation unit value:
Beginning of period	$10.82	$19.40	$17.99	$14.66	$12.91
End of period	$13.67	$10.82	$19.40	$17.99	$14.66
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM JNL 5 Division748

Accumulation unit value:
Beginning of period	$7.61	$13.55	$13.67	$11.77	$10.67
End of period	$9.23	$7.61	$13.55	$13.67	$11.77
Accumulation units outstanding
at the end of period	4,975	5,696	4,975	8,148	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1147

Accumulation unit value:
Beginning of period	$6.24	$11.84	$10.67	$9.82	N/A
End of period	$8.40	$6.24	$11.84	$10.67	N/A
Accumulation units outstanding
at the end of period	-	9,965	9,965	-	N/A

JNL/MCM Nasdaq 25 Division748

Accumulation unit value:
Beginning of period	$7.12	$12.45	$10.70	$10.46	$10.52
End of period	$9.33	$7.12	$12.45	$10.70	$10.46
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$21.02	$34.61	$26.19	$22.18	$20.29
End of period	$24.66	$21.02	$34.61	$26.19	$22.18
Accumulation units outstanding
at the end of period	-	-	-	-	617

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division781

Accumulation unit value:
Beginning of period	$6.59	$13.38	$13.04	$12.75	$10.49
End of period	$7.71	$6.59	$13.38	$13.04	$12.75
Accumulation units outstanding
at the end of period	-	-	-	-	2,184

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division1173

Accumulation unit value:
Beginning of period	$7.01	$10.66	$10.14	$10.04	N/A
End of period	$8.14	$7.01	$10.66	$10.14	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM S&P 400 MidCap Index Division748

Accumulation unit value:
Beginning of period	$9.41	$15.42	$14.69	$13.70	$12.19
End of period	$12.69	$9.41	$15.42	$14.69	$13.70
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM S&P 500 Index Division748

Accumulation unit value:
Beginning of period	$7.33	$12.03	$11.74	$10.44	$10.10
End of period	$9.02	$7.33	$12.03	$11.74	$10.44
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$6.25	N/A	N/A	N/A	N/A
End of period	$9.47	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,452	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division748

Accumulation unit value:
Beginning of period	$10.26	$17.51	$20.02	$18.71	$16.52
End of period	$10.51	$10.26	$17.51	$20.02	$18.71
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Small Cap Index Division748

Accumulation unit value:
Beginning of period	$9.13	$14.35	$15.01	$13.07	$12.30
End of period	$11.36	$9.13	$14.35	$15.01	$13.07
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division748

Accumulation unit value:
Beginning of period	$3.62	$6.54	$5.84	$5.47	$5.26
End of period	$5.79	$3.62	$6.54	$5.84	$5.47
Accumulation units outstanding
at the end of period	1,135	-	-	-	-

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$8.94	$17.41	$14.91	$15.47	$12.63
End of period	$10.02	$8.94	$17.41	$14.91	$15.47
Accumulation units outstanding
at the end of period	-	383	-	-	1,854

JNL/MCM VIP Division748

Accumulation unit value:
Beginning of period	$7.86	$14.07	$13.00	$11.86	$10.82
End of period	$9.53	$7.86	$14.07	$13.00	$11.86
Accumulation units outstanding
at the end of period	3,422	3,422	3,422	3,422	-

JNL/Oppenheimer Global Growth
Division748
Accumulation unit value:
Beginning of period	$8.36	$14.47	$13.93	$12.19	$10.55
End of period	$11.39	$8.36	$14.47	$13.93	$12.19
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$4.89	N/A	N/A	N/A	N/A
End of period	$7.91	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	441	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$4.31	N/A	N/A	N/A	N/A
End of period	$7.35	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	674	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.08	N/A	N/A	N/A	N/A
End of period	$11.69	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,569	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division748

Accumulation unit value:
Beginning of period	$13.77	$14.03	$13.27	$13.12	$13.13
End of period	$15.53	$13.77	$14.03	$13.27	$13.12
Accumulation units outstanding
at the end of period	276	-	-	-	-

JNL/PPM America Core Equity Division748

Accumulation unit value:
Beginning of period	$11.51	$19.80	$21.85	$19.66	$18.32
End of period	$14.25	$11.51	$19.80	$21.85	$19.66
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America High Yield Bond
Division748
Accumulation unit value:
Beginning of period	$8.63	$12.75	$13.19	$12.22	$12.21
End of period	$12.33	$8.63	$12.75	$13.19	$12.22
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$9.78	$18.96	$20.57	$18.62	$17.97
End of period	$13.82	$9.78	$18.96	$20.57	$18.62
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.05	$15.23	$14.28	$12.64	$11.69
End of period	$11.59	$9.05	$15.23	$14.28	$12.64
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$9.62	$11.42	$11.00	$10.43	$10.29
End of period	$10.68	$9.62	$11.42	$11.00	$10.43
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$9.54	$15.10	$14.22	$12.75	$11.92
End of period	$11.94	$9.54	$15.10	$14.22	$12.75
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division748

Accumulation unit value:
Beginning of period	$9.40	$12.21	$11.60	$10.75	$10.38
End of period	$10.89	$9.40	$12.21	$11.60	$10.75
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$10.16	$14.35	$13.52	$12.33	$11.69
End of period	$12.26	$10.16	$14.35	$13.52	$12.33
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division1143

Accumulation unit value:
Beginning of period	$7.41	$11.79	$10.96	$10.11	N/A
End of period	$8.88	$7.41	$11.79	$10.96	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division748

Accumulation unit value:
Beginning of period	$19.61	$25.32	$24.11	$21.70	$20.85
End of period	$22.94	$19.61	$25.32	$24.11	$21.70
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$11.74	$11.76	$11.49	$11.25	$11.20
End of period	$11.49	$11.74	$11.76	$11.49	$11.25
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$13.81	$21.20	$20.12	$17.03	$15.95
End of period	$16.73	$13.81	$21.20	$20.12	$17.03
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Established Growth
Division748
Accumulation unit value:
Beginning of period	$16.35	$29.28	$27.21	$24.49	$23.19
End of period	$22.93	$16.35	$29.28	$27.21	$24.49
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth
Division748
Accumulation unit value:
Beginning of period	$23.70	$40.87	$35.68	$34.19	$29.75
End of period	$34.01	$23.70	$40.87	$35.68	$34.19
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1096
Accumulation unit value:
Beginning of period	$9.55	$10.40	$10.15	$9.97	N/A
End of period	$10.05	$9.55	$10.40	$10.15	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$8.83	$15.19	$15.41	$13.14	$12.44
End of period	$11.83	$8.83	$15.19	$15.41	$13.14
Accumulation units outstanding
at the end of period	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.32%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division781

Accumulation unit value:
Beginning of period	$8.01	$12.75	$15.35	$11.52	$11.50
End of period	$10.37	$8.01	$12.75	$15.35	$11.52
Accumulation units outstanding
at the end of period	926	956	311	312	326

JNL/AIM International Growth Division748

Accumulation unit value:
Beginning of period	$9.89	$17.14	$15.98	$13.34	$12.04
End of period	$13.24	$9.89	$17.14	$15.98	$13.34
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.26	$13.56	$12.00	$11.38	$10.73
End of period	$10.03	$8.26	$13.56	$12.00	$11.38
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.80	$14.94	$13.73	$12.27	$11.22
End of period	$11.59	$8.80	$14.94	$13.73	$12.27
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Balanced
Division748
Accumulation unit value:
Beginning of period	$8.40	$11.99	$11.37	$10.50	$9.66
End of period	$10.06	$8.40	$11.99	$11.37	$10.50
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$15.47	$26.78	$24.98	$24.44	$23.41
End of period	$20.38	$15.47	$26.78	$24.98	$24.44
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.48	$13.63	N/A	N/A	N/A
End of period	$9.49	$6.48	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,333	1,354	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	$7.49	$11.46	$12.49	$10.86	$11.04
End of period	$9.77	$7.49	$11.46	$12.49	$10.86
Accumulation units outstanding
at the end of period	1,696	1,722	-	-	-

JNL/Goldman Sachs Core Plus Bond
Division748
Accumulation unit value:
Beginning of period	$16.93	$18.28	$17.48	$17.09	$17.03
End of period	$18.89	$16.93	$18.28	$17.48	$17.09
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$7.95	$12.74	$12.68	$11.22	$11.17
End of period	$10.31	$7.95	$12.74	$12.68	$11.22
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division748
Accumulation unit value:
Beginning of period	$8.71	$16.06	$14.68	$11.39	$9.64
End of period	$11.08	$8.71	$16.06	$14.68	$11.39
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$15.57	$14.96	$14.39	$14.26	$14.33
End of period	$15.77	$15.57	$14.96	$14.39	$14.26
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division748

Accumulation unit value:
Beginning of period	$10.93	$18.33	$19.27	$17.21	$15.83
End of period	$14.92	$10.93	$18.33	$19.27	$17.21
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Lazard Small Cap Equity Division748

Accumulation unit value:
Beginning of period	$8.76	$14.60	$16.04	$14.05	$13.17
End of period	$8.25	$8.76	$14.60	$16.04	$14.05
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division748

Accumulation unit value:
Beginning of period	$7.14	$11.28	$11.88	$10.83	$11.02
End of period	$10.66	$7.14	$11.28	$11.88	$10.83
Accumulation units outstanding
at the end of period	282	328	-	-	-

JNL/MCM Bond Index Division748

Accumulation unit value:
Beginning of period	$11.48	$11.33	$10.90	$10.76	$10.83
End of period	$11.86	$11.48	$11.33	$10.90	$10.76
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.42	$5.80	$5.69	$4.28	$4.27
End of period	$4.20	$3.42	$5.80	$5.69	$4.28
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division748

Accumulation unit value:
Beginning of period	$5.56	$10.54	$10.68	$8.44	$8.90
End of period	$6.30	$5.56	$10.54	$10.68	$8.44
Accumulation units outstanding
at the end of period	480	400	-	-	-

JNL/MCM Dow Dividend Division1209

Accumulation unit value:
Beginning of period	$5.10	$10.31	$11.73	$11.66	N/A
End of period	$5.99	$5.10	$10.31	$11.73	N/A
Accumulation units outstanding
at the end of period	505	429	-	-	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$5.41	$8.48	N/A	N/A	N/A
End of period	$6.27	$5.41	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	920	830	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division748

Accumulation unit value:
Beginning of period	$9.04	$17.98	$16.56	$12.10	$10.77
End of period	$11.58	$9.04	$17.98	$16.56	$12.10
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division748

Accumulation unit value:
Beginning of period	$8.84	$11.79	$11.22	$10.80	$10.17
End of period	$10.45	$8.84	$11.79	$11.22	$10.80
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$10.81	$19.39	$17.98	$14.65	$13.59
End of period	$13.66	$10.81	$19.39	$17.98	$14.65
Accumulation units outstanding
at the end of period	518	547	409	490	512

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.60	$13.54	$13.66	$11.77	$11.27
End of period	$9.22	$7.60	$13.54	$13.66	$11.77
Accumulation units outstanding
at the end of period	741	783	585	610	638

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$21.00	$34.58	$26.17	$22.17	$20.28
End of period	$24.63	$21.00	$34.58	$26.17	$22.17
Accumulation units outstanding
at the end of period	384	395	229	324	339

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division748

Accumulation unit value:
Beginning of period	$6.58	$13.37	$13.03	$12.74	$9.54
End of period	$7.70	$6.58	$13.37	$13.03	$12.74
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.40	$15.41	$14.68	$13.70	$12.84
End of period	$12.68	$9.40	$15.41	$14.68	$13.70
Accumulation units outstanding
at the end of period	304	321	257	262	274

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.33	$12.02	$11.73	$10.43	$10.33
End of period	$9.02	$7.33	$12.02	$11.73	$10.43
Accumulation units outstanding
at the end of period	771	815	659	689	719

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division748

Accumulation unit value:
Beginning of period	$10.25	$17.49	$20.00	$18.69	$16.51
End of period	$10.50	$10.25	$17.49	$20.00	$18.69
Accumulation units outstanding
at the end of period	563	572	-	-	-

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.12	$14.34	$15.00	$13.06	$12.64
End of period	$11.35	$9.12	$14.34	$15.00	$13.06
Accumulation units outstanding
at the end of period	316	334	276	275	287

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division748

Accumulation unit value:
Beginning of period	$3.61	$6.53	$5.84	$5.46	$5.26
End of period	$5.78	$3.61	$6.53	$5.84	$5.46
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$8.94	$17.40	$14.91	$15.47	$12.46
End of period	$10.01	$8.94	$17.40	$14.91	$15.47
Accumulation units outstanding
at the end of period	589	599	-	-	-

JNL/MCM VIP Division748

Accumulation unit value:
Beginning of period	$7.86	$14.06	$13.00	$11.86	$10.82
End of period	$9.52	$7.86	$14.06	$13.00	$11.86
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Oppenheimer Global Growth
Division748
Accumulation unit value:
Beginning of period	$8.36	$14.46	$13.92	$12.18	$10.54
End of period	$11.38	$8.36	$14.46	$13.92	$12.18
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division748

Accumulation unit value:
Beginning of period	$13.75	$14.02	$13.26	$13.11	$13.12
End of period	$15.51	$13.75	$14.02	$13.26	$13.11
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	$11.50	$19.78	$21.82	$19.64	$19.71
End of period	$14.23	$11.50	$19.78	$21.82	$19.64
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America High Yield Bond
Division748
Accumulation unit value:
Beginning of period	$8.61	$12.73	$13.18	$12.21	$12.20
End of period	$12.31	$8.61	$12.73	$13.18	$12.21
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A
JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.05	$15.22	$14.26	$12.63	$11.68
End of period	$11.58	$9.05	$15.22	$14.26	$12.63
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Conservative Division748

Accumulation unit value:
Beginning of period	$9.62	$11.42	$10.99	$10.43	$10.25
End of period	$10.67	$9.62	$11.42	$10.99	$10.43
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$9.53	$15.09	$14.21	$12.74	$11.91
End of period	$11.92	$9.53	$15.09	$14.21	$12.74
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$10.15	$14.33	$13.50	$12.32	$11.68
End of period	$12.25	$10.15	$14.33	$13.50	$12.32
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.32	$9.16	N/A	N/A	N/A
End of period	$8.82	$6.32	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	647	815	N/A	N/A	N/A

JNL/Select Balanced Division748

Accumulation unit value:
Beginning of period	$19.59	$25.29	$24.08	$22.41	$20.83
End of period	$22.91	$19.59	$25.29	$24.08	$21.68
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$11.73	$11.74	$11.48	$11.24	$11.19
End of period	$11.47	$11.73	$11.74	$11.48	$11.24
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$13.80	$21.19	$20.11	$17.02	$15.94
End of period	$16.72	$13.80	$21.19	$20.11	$17.02
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Established Growth
Division748
Accumulation unit value:
Beginning of period	$16.33	$29.24	$27.18	$24.46	$23.16
End of period	$22.89	$16.33	$29.24	$27.18	$24.46
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth
Division748
Accumulation unit value:
Beginning of period	$23.67	$40.81	$35.64	$34.15	$29.72
End of period	$33.96	$23.67	$40.81	$35.64	$34.15
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$8.83	$15.18	$15.40	$13.15	$12.46
End of period	$11.82	$8.83	$15.18	$15.40	$13.15
Accumulation units outstanding
at the end of period	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.345%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth
Division
Accumulation unit value:
Beginning of period	$10.13	$14.25	N/A	N/A	N/A
End of period	$12.21	$10.13	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,760	8,760	N/A	N/A	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.35%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$8.00	$12.74	$15.34	$11.52	$10.39
End of period	$10.35	$8.00	$12.74	$15.34	$11.52
Accumulation units outstanding
at the end of period	3,414	5,485	4,671	1,762	-

JNL/AIM International Growth Division781

Accumulation unit value:
Beginning of period	$9.85	$17.08	$15.93	$13.30	$12.62
End of period	$13.18	$9.85	$17.08	$15.93	$13.30
Accumulation units outstanding
at the end of period	7,215	5,314	5,268	5,369	988

JNL/AIM Large Cap Growth Division781

Accumulation unit value:
Beginning of period	$8.24	$13.54	$11.98	$11.37	$10.86
End of period	$10.01	$8.24	$13.54	$11.98	$11.37
Accumulation units outstanding
at the end of period	10,011	10,161	11,561	16,985	9,253

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division781

Accumulation unit value:
Beginning of period	$8.78	$14.91	$13.71	$12.26	$11.74
End of period	$11.56	$8.78	$14.91	$13.71	$12.26
Accumulation units outstanding
at the end of period	824	1,195	1,245	6,630	2,160

JNL/Capital Guardian Global Balanced
Division748
Accumulation unit value:
Beginning of period	$8.38	$11.97	$11.35	$10.49	$9.64
End of period	$10.03	$8.38	$11.97	$11.35	$10.49
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division748
Accumulation unit value:
Beginning of period	$15.45	$27.50	$23.34	$21.09	$20.53
End of period	$20.86	$15.45	$27.50	$23.34	$21.09
Accumulation units outstanding
at the end of period	143	-	-	-	-

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	$4.51	N/A	N/A	N/A	N/A
End of period	$6.61	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	266	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$15.41	$26.68	$24.90	$24.36	$23.34
End of period	$20.29	$15.41	$26.68	$24.90	$24.36
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.48	$13.59	$11.32	N/A	N/A
End of period	$9.48	$6.48	$13.59	N/A	N/A
Accumulation units outstanding
at the end of period	95	3,458	4,841	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division781

Accumulation unit value:
Beginning of period	$10.30	$17.29	$17.61	$16.04	$15.83
End of period	$13.46	$10.30	$17.29	$17.61	$16.04
Accumulation units outstanding
at the end of period	3	857	948	938	912

JNL/Eagle SmallCap Equity Division781

Accumulation unit value:
Beginning of period	$14.02	$23.26	$21.25	$18.12	$18.09
End of period	$18.56	$14.02	$23.26	$21.25	$18.12
Accumulation units outstanding
at the end of period	2,411	2,128	2,186	484	508

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.15	$9.87	$9.96	N/A	N/A
End of period	$7.82	$6.15	$9.87	N/A	N/A
Accumulation units outstanding
at the end of period	1,023	1,076	37,570	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	$5.71	$9.84	$10.11	N/A	N/A
End of period	$7.29	$5.71	$9.84	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	2,311	N/A	N/A

JNL/Franklin Templeton Income
Division1198
Accumulation unit value:
Beginning of period	$7.38	$10.75	$10.81	$10.68	N/A
End of period	$9.58	$7.38	$10.75	$10.81	N/A
Accumulation units outstanding
at the end of period	26,467	10,243	11,721	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$5.94	$9.80	$9.81	N/A	N/A
End of period	$7.36	$5.94	$9.80	N/A	N/A
Accumulation units outstanding
at the end of period	4,405	2,204	7,989	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	$7.48	$11.45	$12.49	$10.86	$10.92
End of period	$9.76	$7.48	$11.45	$12.49	$10.86
Accumulation units outstanding
at the end of period	225	-	-	-	-

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$16.87	$18.21	$17.43	$17.04	$17.08
End of period	$18.81	$16.87	$18.21	$17.43	$17.04
Accumulation units outstanding
at the end of period	819	1,144	1,079	4,803	1,268

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	$10.68	N/A	N/A	N/A	N/A
End of period	$11.56	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,631	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division1011
Accumulation unit value:
Beginning of period	$7.94	$12.73	$12.68	$11.32	N/A
End of period	$10.29	$7.94	$12.73	$12.68	N/A
Accumulation units outstanding
at the end of period	4,226	3,589	3,828	3,726	N/A

JNL/Ivy Asset Strategy Division2161

Accumulation unit value:
Beginning of period	$10.46	N/A	N/A	N/A	N/A
End of period	$10.35	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,936	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$8.68	$16.01	$14.64	$11.36	$10.13
End of period	$11.04	$8.68	$16.01	$14.64	$11.36
Accumulation units outstanding
at the end of period	8,738	11,335	14,215	10,227	8,007

JNL/JPMorgan MidCap Growth Division748

Accumulation unit value:
Beginning of period	$12.45	$22.94	$21.76	$19.88	$18.84
End of period	$17.39	$12.45	$22.94	$21.76	$19.88
Accumulation units outstanding
at the end of period	52	1,771	1,641	-	-

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$15.50	$14.90	$14.34	$14.22	$14.29
End of period	$15.70	$15.50	$14.90	$14.34	$14.22
Accumulation units outstanding
at the end of period	1,080	1,285	227	183	-

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$6.80	$13.93	$11.50	N/A	N/A
End of period	$11.40	$6.80	$13.93	N/A	N/A
Accumulation units outstanding
at the end of period	1,848	3,191	2,704	N/A	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$10.90	$18.29	$19.22	$17.18	$16.30
End of period	$14.87	$10.90	$18.29	$19.22	$17.18
Accumulation units outstanding
at the end of period	4,656	4,260	4,061	6,912	3,917

JNL/Lazard Small Cap Equity Division781

Accumulation unit value:
Beginning of period	$8.73	$14.56	$15.99	$14.02	$13.92
End of period	$8.22	$8.73	$14.56	$15.99	$14.02
Accumulation units outstanding
at the end of period	-	5,994	5,972	9,653	4,344

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$6.08	$8.91	N/A	N/A	N/A
End of period	$7.40	$6.08	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,653	5,250	N/A	N/A	N/A

JNL/MCM 25 Division781

Accumulation unit value:
Beginning of period	$7.12	$11.25	$11.85	$10.81	$11.60
End of period	$10.63	$7.12	$11.25	$11.85	$10.81
Accumulation units outstanding
at the end of period	2,076	3,653	6,457	40,551	37,186

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.46	$11.31	$10.89	$10.75	$10.79
End of period	$11.84	$11.46	$11.31	$10.89	$10.75
Accumulation units outstanding
at the end of period	4,510	515	3,077	1,089	338

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.41	$5.79	$5.68	$4.27	$4.26
End of period	$4.19	$3.41	$5.79	$5.68	$4.27
Accumulation units outstanding
at the end of period	2,348	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division781
Accumulation unit value:
Beginning of period	$6.61	$9.85	$10.94	$9.87	$9.97
End of period	$8.59	$6.61	$9.85	$10.94	$9.87
Accumulation units outstanding
at the end of period	2,761	2,720	2,719	2,520	373

JNL/MCM Dow 10 Division781

Accumulation unit value:
Beginning of period	$5.54	$10.52	$10.66	$8.42	$9.01
End of period	$6.28	$5.54	$10.52	$10.66	$8.42
Accumulation units outstanding
at the end of period	13,243	10,661	17,335	57,378	48,098

JNL/MCM Dow Dividend Division1126

Accumulation unit value:
Beginning of period	$5.10	$10.31	$11.73	$10.98	N/A
End of period	$5.99	$5.10	$10.31	$11.73	N/A
Accumulation units outstanding
at the end of period	4,237	3,937	5,679	-	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.65	$9.29	$9.17	$8.03	$7.79
End of period	$5.25	$5.65	$9.29	$9.17	$8.03
Accumulation units outstanding
at the end of period	-	-	6,712	-	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division748

Accumulation unit value:
Beginning of period	$5.40	$11.19	$13.87	$11.96	$11.32
End of period	$6.25	$5.40	$11.19	$13.87	$11.96
Accumulation units outstanding
at the end of period	-	1,140	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$9.02	$17.93	$16.52	$12.07	$11.03
End of period	$11.54	$9.02	$17.93	$16.52	$12.07
Accumulation units outstanding
at the end of period	10,207	10,994	11,680	51,454	43,581

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$8.82	$11.76	$11.19	$10.78	$10.34
End of period	$10.42	$8.82	$11.76	$11.19	$10.78
Accumulation units outstanding
at the end of period	16,310	20,117	21,497	27,400	14,123

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$10.79	$19.36	$17.95	$14.64	$13.57
End of period	$13.63	$10.79	$19.36	$17.95	$14.64
Accumulation units outstanding
at the end of period	12,548	15,576	19,000	17,935	11,367

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.59	$13.53	$13.66	$11.77	$11.27
End of period	$9.21	$7.59	$13.53	$13.66	$11.77
Accumulation units outstanding
at the end of period	67,119	50,918	92,827	77,451	65,060

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division781

Accumulation unit value:
Beginning of period	$7.10	$12.44	$10.69	$10.45	$10.17
End of period	$9.31	$7.10	$12.44	$10.69	$10.45
Accumulation units outstanding
at the end of period	3,095	2,175	4,906	10,648	16,474

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	$5.71	N/A	N/A	N/A	N/A
End of period	$8.07	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,399	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$20.94	$34.50	$26.11	$22.13	$20.24
End of period	$24.56	$20.94	$34.50	$26.11	$22.13
Accumulation units outstanding
at the end of period	2,475	1,324	3,010	3,133	717

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division781

Accumulation unit value:
Beginning of period	$6.56	$13.34	$13.00	$12.72	$10.47
End of period	$7.67	$6.56	$13.34	$13.00	$12.72
Accumulation units outstanding
at the end of period	11,896	8,538	11,268	43,678	41,996

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.38	$15.38	$14.66	$13.68	$12.83
End of period	$12.64	$9.38	$15.38	$14.66	$13.68
Accumulation units outstanding
at the end of period	5,239	5,276	5,109	6,869	3,827

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.31	$12.00	$11.71	$10.42	$10.32
End of period	$8.99	$7.31	$12.00	$11.71	$10.42
Accumulation units outstanding
at the end of period	21,358	13,863	13,238	16,932	10,330

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division781

Accumulation unit value:
Beginning of period	$10.22	$17.45	$19.95	$18.66	$17.97
End of period	$10.47	$10.22	$17.45	$19.95	$18.66
Accumulation units outstanding
at the end of period	6,487	4,381	4,608	26,139	20,981
JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.10	$14.32	$14.98	$13.05	$12.63
End of period	$11.32	$9.10	$14.32	$14.98	$13.05
Accumulation units outstanding
at the end of period	12,441	1,428	1,455	1,495	621

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division781

Accumulation unit value:
Beginning of period	$3.60	$6.52	$5.82	$5.45	$5.21
End of period	$5.76	$3.60	$6.52	$5.82	$5.45
Accumulation units outstanding
at the end of period	6,112	6,932	6,914	7,019	659

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$8.92	$17.38	$14.90	$15.46	$12.62
End of period	$10.00	$8.92	$17.38	$14.90	$15.46
Accumulation units outstanding
at the end of period	22,898	24,333	27,659	62,561	46,928

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$7.85	$14.05	$12.99	$11.85	$11.35
End of period	$9.51	$7.85	$14.05	$12.99	$11.85
Accumulation units outstanding
at the end of period	20,709	15,949	15,995	27,619	16,018

JNL/Oppenheimer Global Growth
Division781
Accumulation unit value:
Beginning of period	$8.34	$14.43	$13.90	$12.16	$10.88
End of period	$11.35	$8.34	$14.43	$13.90	$12.16
Accumulation units outstanding
at the end of period	10,358	8,452	8,483	10,256	6,311

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$6.43	N/A	N/A	N/A	N/A
End of period	$7.90	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	151	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$4.31	N/A	N/A	N/A	N/A
End of period	$7.34	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,212	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.07	N/A	N/A	N/A	N/A
End of period	$11.68	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,248	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$13.71	$13.98	$13.22	$13.08	$13.08
End of period	$15.46	$13.71	$13.98	$13.22	$13.08
Accumulation units outstanding
at the end of period	24,121	10,668	16,352	17,009	8,585

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division781
Accumulation unit value:
Beginning of period	$8.59	$12.70	$13.15	$12.18	$12.37
End of period	$12.27	$8.59	$12.70	$13.15	$12.18
Accumulation units outstanding
at the end of period	14,696	13,882	15,269	16,101	9,137

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	$6.42	N/A	N/A	N/A	N/A
End of period	$8.13	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	907	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$9.73	$18.87	$20.47	$18.54	$17.91
End of period	$13.74	$9.73	$18.87	$20.47	$18.54
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$7.89	N/A	N/A	N/A	N/A
End of period	$9.62	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,412	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	$7.29	N/A	N/A	N/A	N/A
End of period	$8.51	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,214	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$8.84	N/A	N/A	N/A	N/A
End of period	$9.52	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,629	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.01	$15.17	$14.23	$12.60	$11.66
End of period	$11.54	$9.01	$15.17	$14.23	$12.60
Accumulation units outstanding
at the end of period	-	-	4,271	-	-

JNL/S&P Managed Conservative Division781

Accumulation unit value:
Beginning of period	$9.61	$11.40	$10.99	$10.43	$10.32
End of period	$10.65	$9.61	$11.40	$10.99	$10.43
Accumulation units outstanding
at the end of period	17,610	8,382	9,478	14,290	2,158

JNL/S&P Managed Growth Division781

Accumulation unit value:
Beginning of period	$9.50	$15.05	$14.17	$12.71	$12.12
End of period	$11.88	$9.50	$15.05	$14.17	$12.71
Accumulation units outstanding
at the end of period	9,731	26,041	26,879	40,822	18,800

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division781

Accumulation unit value:
Beginning of period	$9.38	$12.20	$11.59	$10.75	$10.51
End of period	$10.87	$9.38	$12.20	$11.59	$10.75
Accumulation units outstanding
at the end of period	6,632	8,008	8,426	8,689	7,672

JNL/S&P Managed Moderate Growth
Division781
Accumulation unit value:
Beginning of period	$10.12	$14.29	$13.47	$12.29	$11.88
End of period	$12.20	$10.12	$14.29	$13.47	$12.29
Accumulation units outstanding
at the end of period	41,626	65,146	82,213	73,393	61,115

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	$8.77	$10.97	$10.60	N/A	N/A
End of period	$9.79	$8.77	$10.97	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	2,417	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$8.96	N/A	N/A	N/A	N/A
End of period	$8.82	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,860	N/A	N/A	N/A	N/A

JNL/Select Balanced Division748

Accumulation unit value:
Beginning of period	$19.51	$25.19	$24.00	$21.61	$20.77
End of period	$22.81	$19.51	$25.19	$24.00	$21.61
Accumulation units outstanding
at the end of period	2,995	852	875	2,926	-

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$11.68	$11.70	$11.44	$11.20	$11.16
End of period	$11.42	$11.68	$11.70	$11.44	$11.20
Accumulation units outstanding
at the end of period	33,376	61,165	28,860	-	-

JNL/Select Value Division781

Accumulation unit value:
Beginning of period	$13.78	$21.16	$20.09	$17.01	$16.66
End of period	$16.68	$13.78	$21.16	$20.09	$17.01
Accumulation units outstanding
at the end of period	448	792	792	323	393

JNL/T.Rowe Price Established Growth
Division781
Accumulation unit value:
Beginning of period	$16.26	$29.13	$27.08	$24.39	$23.20
End of period	$22.79	$16.26	$29.13	$27.08	$24.39
Accumulation units outstanding
at the end of period	218	1,272	1,309	789	810

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$23.57	$40.66	$35.52	$34.05	$30.40
End of period	$33.81	$23.57	$40.66	$35.52	$34.05
Accumulation units outstanding
at the end of period	1,957	2,956	3,127	4,657	2,060

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1198
Accumulation unit value:
Beginning of period	$9.54	$10.39	$10.15	$10.13	N/A
End of period	$10.03	$9.54	$10.39	$10.15	N/A
Accumulation units outstanding
at the end of period	3,374	460	-	-	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$8.80	$15.14	$15.37	$13.11	$12.84
End of period	$11.79	$8.80	$15.14	$15.37	$13.11
Accumulation units outstanding
at the end of period	14,007	15,229	13,255	19,104	11,007

Accumulation Unit Values
Contract with Endorsements - 2.36%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division2025

Accumulation unit value:
Beginning of period	$10.30	N/A	N/A	N/A	N/A
End of period	$12.51	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	48,175	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division2036

Accumulation unit value:
Beginning of period	$10.74	N/A	N/A	N/A	N/A
End of period	$13.01	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	206,531	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division2030

Accumulation unit value:
Beginning of period	$11.11	N/A	N/A	N/A	N/A
End of period	$13.34	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,658	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division781

Accumulation unit value:
Beginning of period	$8.00	$12.73	$15.34	$11.52	$10.51
End of period	$10.35	$8.00	$12.73	$15.34	$11.52
Accumulation units outstanding
at the end of period	11,354	10,727	8,467	8,327	698

JNL/AIM International Growth Division748

Accumulation unit value:
Beginning of period	$9.84	$17.06	$15.91	$13.29	$12.00
End of period	$13.16	$9.84	$17.06	$15.91	$13.29
Accumulation units outstanding
at the end of period	4,180	5,403	4,739	2,423	-

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.24	$13.53	$11.97	$11.36	$10.72
End of period	$10.00	$8.24	$13.53	$11.97	$11.36
Accumulation units outstanding
at the end of period	2,781	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.77	$14.90	$13.70	$12.25	$11.21
End of period	$11.55	$8.77	$14.90	$13.70	$12.25
Accumulation units outstanding
at the end of period	71	72	-	-	-

JNL/Capital Guardian Global Balanced
Division748
Accumulation unit value:
Beginning of period	$8.38	$11.96	$11.34	$10.48	$9.64
End of period	$10.02	$8.38	$11.96	$11.34	$10.48
Accumulation units outstanding
at the end of period	1,750	1,388	-	-	-

JNL/Capital Guardian Global Diversified
Research Division748
Accumulation unit value:
Beginning of period	$15.43	$27.46	$23.31	$21.06	$20.51
End of period	$20.83	$15.43	$27.46	$23.31	$21.06
Accumulation units outstanding
at the end of period	433	358	-	-	-

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	$4.44	$8.42	N/A	N/A	N/A
End of period	$6.61	$4.44	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	818	598	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$15.39	$26.65	$24.87	$24.34	$23.32
End of period	$20.26	$15.39	$26.65	$24.87	$24.34
Accumulation units outstanding
at the end of period	832	577	-	-	-

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.47	$13.59	$10.20	N/A	N/A
End of period	$9.48	$6.47	$13.59	N/A	N/A
Accumulation units outstanding
at the end of period	17,157	18,898	5,349	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.46	$10.61	$9.80	N/A	N/A
End of period	$7.87	$6.46	$10.61	N/A	N/A
Accumulation units outstanding
at the end of period	7,245	2,399	5,011	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$10.29	$17.28	$17.59	$16.03	$15.65
End of period	$13.44	$10.29	$17.28	$17.59	$16.03
Accumulation units outstanding
at the end of period	1,955	1,941	1,941	1,918	-

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$14.01	$23.24	$21.23	$18.10	$17.34
End of period	$18.54	$14.01	$23.24	$21.23	$18.10
Accumulation units outstanding
at the end of period	2,417	1,933	1,902	-	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.15	$9.86	$10.00	N/A	N/A
End of period	$7.82	$6.15	$9.86	N/A	N/A
Accumulation units outstanding
at the end of period	59,255	14,088	28,636	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	$5.71	$9.73	N/A	N/A	N/A
End of period	$7.29	$5.71	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	337	N/A	N/A	N/A

JNL/Franklin Templeton Income
Division1097
Accumulation unit value:
Beginning of period	$7.38	$10.75	$10.81	$9.84	N/A
End of period	$9.58	$7.38	$10.75	$10.81	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$5.94	$9.68	N/A	N/A	N/A
End of period	$7.35	$5.94	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	550	389	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	$7.47	$11.44	$12.48	$10.86	$10.31
End of period	$9.75	$7.47	$11.44	$12.48	$10.86
Accumulation units outstanding
at the end of period	2,807	5,040	2,787	-	-

JNL/Goldman Sachs Core Plus Bond
Division748
Accumulation unit value:
Beginning of period	$16.85	$18.19	$17.41	$17.02	$16.96
End of period	$18.78	$16.85	$18.19	$17.41	$17.02
Accumulation units outstanding
at the end of period	8,631	9,391	10,158	8,830	-

JNL/Goldman Sachs Emerging Markets
Debt Division1903
Accumulation unit value:
Beginning of period	$9.63	$10.07	N/A	N/A	N/A
End of period	$11.56	$9.63	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,408	1,385	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$7.94	$12.72	$12.67	$11.21	$10.71
End of period	$10.29	$7.94	$12.72	$12.67	$11.21
Accumulation units outstanding
at the end of period	4,535	3,636	3,584	2,702	-

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$8.67	$16.00	$14.63	$11.35	$10.13
End of period	$11.03	$8.67	$16.00	$14.63	$11.35
Accumulation units outstanding
at the end of period	18,515	20,520	24,063	12,603	347

JNL/JPMorgan MidCap Growth Division748

Accumulation unit value:
Beginning of period	$12.43	$22.92	$21.74	$19.86	$18.83
End of period	$17.36	$12.43	$22.92	$21.74	$19.86
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$15.48	$14.88	$14.32	$14.20	$14.28
End of period	$15.68	$15.48	$14.88	$14.32	$14.20
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Lazard Emerging Markets Division1067

Accumulation unit value:
Beginning of period	$6.79	$13.93	$10.82	$10.09	N/A
End of period	$11.40	$6.79	$13.93	$10.82	N/A
Accumulation units outstanding
at the end of period	21,133	25,919	26,867	17,825	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$10.89	$18.26	$19.20	$17.16	$16.29
End of period	$14.85	$10.89	$18.26	$19.20	$17.16
Accumulation units outstanding
at the end of period	5,100	5,265	4,816	2,036	204

JNL/Lazard Small Cap Equity Division748

Accumulation unit value:
Beginning of period	$8.73	$14.54	$15.98	$14.01	$13.13
End of period	$8.22	$8.73	$14.54	$15.98	$14.01
Accumulation units outstanding
at the end of period	-	2,362	2,114	2,066	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$6.08	$9.65	N/A	N/A	N/A
End of period	$7.40	$6.08	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,005	1,588	N/A	N/A	N/A

JNL/MCM 25 Division781

Accumulation unit value:
Beginning of period	$7.11	$11.24	$11.84	$10.80	$11.59
End of period	$10.62	$7.11	$11.24	$11.84	$10.80
Accumulation units outstanding
at the end of period	21,190	25,545	21,800	17,862	1,503

JNL/MCM Bond Index Division748

Accumulation unit value:
Beginning of period	$11.45	$11.31	$10.88	$10.75	$10.82
End of period	$11.83	$11.45	$11.31	$10.88	$10.75
Accumulation units outstanding
at the end of period	21,634	13,694	808	-	-

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.41	$5.78	$5.68	$4.27	$4.26
End of period	$4.18	$3.41	$5.78	$5.68	$4.27
Accumulation units outstanding
at the end of period	-	3,142	6,885	3,215	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division781
Accumulation unit value:
Beginning of period	$6.60	$9.84	$10.94	$9.87	$10.16
End of period	$8.59	$6.60	$9.84	$10.94	$9.87
Accumulation units outstanding
at the end of period	380	417	390	394	338

JNL/MCM Dow 10 Division781

Accumulation unit value:
Beginning of period	$5.54	$10.51	$10.65	$8.42	$9.01
End of period	$6.27	$5.54	$10.51	$10.65	$8.42
Accumulation units outstanding
at the end of period	5,328	6,812	5,442	5,853	2,502

JNL/MCM Dow Dividend Division1004

Accumulation unit value:
Beginning of period	$5.10	$10.30	$11.72	$9.95	N/A
End of period	$5.98	$5.10	$10.30	$11.72	N/A
Accumulation units outstanding
at the end of period	86,682	132,907	131,227	98,801	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.64	$9.29	$9.16	$8.03	$7.79
End of period	$5.25	$5.64	$9.29	$9.16	$8.03
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division781

Accumulation unit value:
Beginning of period	$5.39	$11.18	$13.86	$11.95	$11.31
End of period	$6.25	$5.39	$11.18	$13.86	$11.95
Accumulation units outstanding
at the end of period	1,997	2,867	3,455	3,889	305

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$9.01	$17.92	$16.51	$12.06	$11.02
End of period	$11.53	$9.01	$17.92	$16.51	$12.06
Accumulation units outstanding
at the end of period	40,490	45,300	32,563	15,489	1,185

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$8.81	$11.75	$11.18	$10.78	$10.33
End of period	$10.41	$8.81	$11.75	$11.18	$10.78
Accumulation units outstanding
at the end of period	3,248	8,548	3,691	3,496	1,069

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$6.85	N/A	N/A	N/A	N/A
End of period	$8.24	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,432	N/A	N/A	N/A	N/A

JNL/MCM International Index Division748

Accumulation unit value:
Beginning of period	$10.78	$19.34	$17.94	$14.63	$12.89
End of period	$13.62	$10.78	$19.34	$17.94	$14.63
Accumulation units outstanding
at the end of period	42,223	75,698	69,778	64,301	-

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.59	$13.52	$13.65	$11.76	$11.27
End of period	$9.20	$7.59	$13.52	$13.65	$11.76
Accumulation units outstanding
at the end of period	377,114	649,623	784,482	843,865	178,199

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1062

Accumulation unit value:
Beginning of period	$6.23	$11.83	$10.67	$10.00	N/A
End of period	$8.38	$6.23	$11.83	$10.67	N/A
Accumulation units outstanding
at the end of period	4,546	11,736	3,840	-	N/A

JNL/MCM Nasdaq 25 Division748

Accumulation unit value:
Beginning of period	$7.10	$12.43	$10.69	$10.45	$10.52
End of period	$9.30	$7.10	$12.43	$10.69	$10.45
Accumulation units outstanding
at the end of period	16,670	19,094	16,065	14,318	-

JNL/MCM NYSE International 25
Division1383
Accumulation unit value:
Beginning of period	$6.07	$11.50	$9.94	N/A	N/A
End of period	$8.07	$6.07	$11.50	N/A	N/A
Accumulation units outstanding
at the end of period	5,396	14,546	9,034	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$20.92	$34.47	$26.09	$22.11	$20.23
End of period	$24.53	$20.92	$34.47	$26.09	$22.11
Accumulation units outstanding
at the end of period	4,084	3,520	4,777	4,210	513

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division781

Accumulation unit value:
Beginning of period	$6.55	$13.32	$12.99	$12.71	$10.46
End of period	$7.67	$6.55	$13.32	$12.99	$12.71
Accumulation units outstanding
at the end of period	35,680	33,204	27,451	13,824	1,824

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division1062

Accumulation unit value:
Beginning of period	$7.00	$10.65	$10.14	$10.05	N/A
End of period	$8.12	$7.00	$10.65	$10.14	N/A
Accumulation units outstanding
at the end of period	17,192	20,955	12,790	1,087	N/A

JNL/MCM S&P 400 MidCap Index Division748

Accumulation unit value:
Beginning of period	$9.37	$15.37	$14.65	$13.68	$12.17
End of period	$12.63	$9.37	$15.37	$14.65	$13.68
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM S&P 500 Index Division748

Accumulation unit value:
Beginning of period	$7.30	$11.99	$11.71	$10.42	$10.08
End of period	$8.99	$7.30	$11.99	$11.71	$10.42
Accumulation units outstanding
at the end of period	544	1,745	2,088	2,279	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division781

Accumulation unit value:
Beginning of period	$10.21	$17.44	$19.94	$18.65	$17.96
End of period	$10.46	$10.21	$17.44	$19.94	$18.65
Accumulation units outstanding
at the end of period	31,563	33,666	23,737	11,379	1,195

JNL/MCM Small Cap Index Division748

Accumulation unit value:
Beginning of period	$9.09	$14.31	$14.97	$13.04	$12.28
End of period	$11.31	$9.09	$14.31	$14.97	$13.04
Accumulation units outstanding
at the end of period	2,400	-	-	648	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division781

Accumulation unit value:
Beginning of period	$3.60	$6.51	$5.82	$5.45	$5.20
End of period	$5.76	$3.60	$6.51	$5.82	$5.45
Accumulation units outstanding
at the end of period	12,874	10,387	11,509	10,154	1,433

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$8.92	$17.38	$14.89	$15.46	$12.62
End of period	$9.99	$8.92	$17.38	$14.89	$15.46
Accumulation units outstanding
at the end of period	115,440	167,812	169,230	170,063	45,683

JNL/MCM VIP Division748

Accumulation unit value:
Beginning of period	$7.85	$14.04	$12.99	$11.85	$10.82
End of period	$9.50	$7.85	$14.04	$12.99	$11.85
Accumulation units outstanding
at the end of period	30,875	32,750	33,620	35,442	-

JNL/Oppenheimer Global Growth
Division781
Accumulation unit value:
Beginning of period	$8.33	$14.42	$13.89	$12.16	$10.88
End of period	$11.34	$8.33	$14.42	$13.89	$12.16
Accumulation units outstanding
at the end of period	1,065	1,396	589	659	663

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1781

Accumulation unit value:
Beginning of period	$4.12	$7.84	N/A	N/A	N/A
End of period	$7.34	$4.12	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,098	109	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.19	$10.98	N/A	N/A	N/A
End of period	$11.67	$10.19	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	22,973	43,836	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division748

Accumulation unit value:
Beginning of period	$13.69	$13.96	$13.21	$13.07	$13.09
End of period	$15.44	$13.69	$13.96	$13.21	$13.07
Accumulation units outstanding
at the end of period	18,075	21,300	14,408	18,794	-

JNL/PPM America Core Equity Division748

Accumulation unit value:
Beginning of period	$11.43	$19.68	$21.72	$19.55	$18.23
End of period	$14.15	$11.43	$19.68	$21.72	$19.55
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America High Yield Bond
Division748
Accumulation unit value:
Beginning of period	$8.58	$12.69	$13.14	$12.17	$12.17
End of period	$12.26	$8.58	$12.69	$13.14	$12.17
Accumulation units outstanding
at the end of period	12,146	8,605	18,626	17,007	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division1811
Accumulation unit value:
Beginning of period	$6.20	$10.42	N/A	N/A	N/A
End of period	$8.12	$6.20	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	103	105	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$9.72	$18.84	$20.45	$18.52	$17.89
End of period	$13.72	$9.72	$18.84	$20.45	$18.52
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Red Rocks Listed Private Equity
Division1903
Accumulation unit value:
Beginning of period	$5.91	$9.23	N/A	N/A	N/A
End of period	$8.10	$5.91	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,418	3,001	N/A	N/A	N/A

JNL/S&P 4 Division1468

Accumulation unit value:
Beginning of period	$6.62	$9.91	$9.97	N/A	N/A
End of period	$9.17	$6.62	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	62,424	106,483	25,152	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$6.83	$9.66	N/A	N/A	N/A
End of period	$9.62	$6.83	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	21	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	$7.06	$8.92	N/A	N/A	N/A
End of period	$8.51	$7.06	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,865	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$6.20	$9.03	N/A	N/A	N/A
End of period	$9.52	$6.20	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,835	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$9.01	$15.15	$14.21	$12.59	$11.65
End of period	$11.53	$9.01	$15.15	$14.21	$12.59
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Conservative Division748

Accumulation unit value:
Beginning of period	$9.60	$11.40	$10.98	$10.43	$10.25
End of period	$10.65	$9.60	$11.40	$10.98	$10.43
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Growth Division781

Accumulation unit value:
Beginning of period	$9.49	$15.03	$14.16	$12.70	$12.11
End of period	$11.87	$9.49	$15.03	$14.16	$12.70
Accumulation units outstanding
at the end of period	9,521	14,667	20,770	11,354	3,771

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division748

Accumulation unit value:
Beginning of period	$9.38	$12.19	$11.59	$10.75	$10.38
End of period	$10.87	$9.38	$12.19	$11.59	$10.75
Accumulation units outstanding
at the end of period	4,282	4,709	4,350	4,377	-

JNL/S&P Managed Moderate Growth
Division781
Accumulation unit value:
Beginning of period	$10.11	$14.28	$13.46	$12.28	$11.87
End of period	$12.19	$10.11	$14.28	$13.46	$12.28
Accumulation units outstanding
at the end of period	34,662	37,501	39,728	46,931	2,068

JNL/S&P Retirement 2015 Division1017

Accumulation unit value:
Beginning of period	$7.83	$11.47	$10.76	$10.11	N/A
End of period	$9.17	$7.83	$11.47	$10.76	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/S&P Retirement 2020 Division1100

Accumulation unit value:
Beginning of period	$7.58	$11.63	$10.88	$9.70	N/A
End of period	$8.98	$7.58	$11.63	$10.88	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division1169

Accumulation unit value:
Beginning of period	$8.77	$10.97	$10.50	$10.28	N/A
End of period	$9.79	$8.77	$10.97	$10.50	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.32	$9.70	N/A	N/A	N/A
End of period	$8.82	$6.32	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,666	N/A	N/A	N/A

JNL/Select Balanced Division781

Accumulation unit value:
Beginning of period	$19.48	$25.17	$23.97	$21.60	$21.35
End of period	$22.78	$19.48	$25.17	$23.97	$21.60
Accumulation units outstanding
at the end of period	11,773	20,000	25,160	3,202	329

JNL/Select Money Market Division748

Accumulation unit value:
Beginning of period	$11.66	$11.68	$11.42	$11.19	$11.15
End of period	$11.41	$11.66	$11.68	$11.42	$11.19
Accumulation units outstanding
at the end of period	690	1,248	1,388	1,400	-

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$13.77	$21.15	$20.08	$17.00	$15.93
End of period	$16.67	$13.77	$21.15	$20.08	$17.00
Accumulation units outstanding
at the end of period	2,264	2,732	2,474	24	-

JNL/T.Rowe Price Established Growth
Division748
Accumulation unit value:
Beginning of period	$16.24	$29.09	$27.05	$24.36	$23.07
End of period	$22.76	$16.24	$29.09	$27.05	$24.36
Accumulation units outstanding
at the end of period	2,846	3,250	2,995	-	-

JNL/T.Rowe Price Mid-Cap Growth
Division748
Accumulation unit value:
Beginning of period	$23.54	$40.61	$35.48	$34.01	$29.61
End of period	$33.76	$23.54	$40.61	$35.48	$34.01
Accumulation units outstanding
at the end of period	2,492	3,203	4,311	919	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1070
Accumulation unit value:
Beginning of period	$9.54	$10.39	$10.15	$10.00	N/A
End of period	$10.03	$9.54	$10.39	$10.15	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$8.80	$15.13	$15.36	$13.10	$12.84
End of period	$11.78	$8.80	$15.13	$15.36	$13.10
Accumulation units outstanding
at the end of period	9,645	8,313	7,461	2,593	271

Accumulation Unit Values
Contract with Endorsements - 2.38%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division2093

Accumulation unit value:
Beginning of period	$12.31	N/A	N/A	N/A	N/A
End of period	$13.33	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,825	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division781

Accumulation unit value:
Beginning of period	$7.99	$12.73	$15.34	$11.52	$11.11
End of period	$10.34	$7.99	$12.73	$15.34	$11.52
Accumulation units outstanding
at the end of period	699	621	636	1,135	838

JNL/AIM International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.47	$13.59	$12.42	N/A	N/A
End of period	$9.48	$6.47	$13.59	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	2,210	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	$7.37	$10.75	$11.04	N/A	N/A
End of period	$9.57	$7.37	$10.75	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	2,267	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$16.79	$18.14	$17.36	$16.98	$17.04
End of period	$18.72	$16.79	$18.14	$17.36	$16.98
Accumulation units outstanding
at the end of period	1,208	1,489	1,793	1,420	2,544

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division781
Accumulation unit value:
Beginning of period	$7.94	$12.72	$12.67	$11.21	$10.96
End of period	$10.28	$7.94	$12.72	$12.67	$11.21
Accumulation units outstanding
at the end of period	-	-	-	-	551

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division781
Accumulation unit value:
Beginning of period	$15.44	$14.84	$14.29	$14.17	$14.09
End of period	$15.63	$15.44	$14.84	$14.29	$14.17
Accumulation units outstanding
at the end of period	2,872	3,154	2,187	1,479	1,502

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$6.79	$13.92	$12.81	N/A	N/A
End of period	$11.39	$6.79	$13.92	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	507	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.43	$11.29	$10.87	$10.74	$10.68
End of period	$11.81	$11.43	$11.29	$10.87	$10.74
Accumulation units outstanding
at the end of period	942	1,129	1,438	1,458	991

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division781

Accumulation unit value:
Beginning of period	$5.52	$10.48	$10.63	$8.40	$8.53
End of period	$6.25	$5.52	$10.48	$10.63	$8.40
Accumulation units outstanding
at the end of period	-	-	-	219	67

JNL/MCM Dow Dividend Division1027

Accumulation unit value:
Beginning of period	$5.09	$10.30	$11.72	$9.95	N/A
End of period	$5.98	$5.09	$10.30	$11.72	N/A
Accumulation units outstanding
at the end of period	-	-	-	4,540	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A
JNL/MCM Financial Sector Division781

Accumulation unit value:
Beginning of period	$5.38	$11.16	$13.83	$11.93	$11.98
End of period	$6.23	$5.38	$11.16	$13.83	$11.93
Accumulation units outstanding
at the end of period	1,107	922	726	487	530

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$8.99	$17.87	$16.48	$12.04	$11.12
End of period	$11.50	$8.99	$17.87	$16.48	$12.04
Accumulation units outstanding
at the end of period	-	-	306	1,879	1,011

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$8.79	$11.72	$11.16	$10.76	$10.51
End of period	$10.39	$8.79	$11.72	$11.16	$10.76
Accumulation units outstanding
at the end of period	475	495	533	876	1,030

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$10.77	$19.32	$17.93	$14.62	$13.97
End of period	$13.59	$10.77	$19.32	$17.93	$14.62
Accumulation units outstanding
at the end of period	690	741	634	511	606

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.58	$13.51	$13.64	$11.76	$11.04
End of period	$9.19	$7.58	$13.51	$13.64	$11.76
Accumulation units outstanding
at the end of period	5,213	4,834	4,289	8,578	5,447

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$20.86	$34.39	$26.03	$22.07	$20.51
End of period	$24.46	$20.86	$34.39	$26.03	$22.07
Accumulation units outstanding
at the end of period	296	277	285	716	580

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division781

Accumulation unit value:
Beginning of period	$6.54	$13.30	$12.97	$12.69	$10.88
End of period	$7.65	$6.54	$13.30	$12.97	$12.69
Accumulation units outstanding
at the end of period	-	-	-	-	2,193

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.36	$15.35	$14.64	$13.66	$13.63
End of period	$12.61	$9.36	$15.35	$14.64	$13.66
Accumulation units outstanding
at the end of period	772	794	790	615	621

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.29	$11.98	$11.70	$10.41	$10.48
End of period	$8.97	$7.29	$11.98	$11.70	$10.41
Accumulation units outstanding
at the end of period	1,083	1,073	1,005	766	808

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.08	$14.29	$14.95	$13.03	$13.15
End of period	$11.30	$9.08	$14.29	$14.95	$13.03
Accumulation units outstanding
at the end of period	851	815	823	615	643

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$8.91	$17.37	$14.89	$15.46	$12.49
End of period	$9.98	$8.91	$17.37	$14.89	$15.46
Accumulation units outstanding
at the end of period	732	649	522	987	2,919

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$7.83	$14.02	$12.97	$11.84	$10.98
End of period	$9.48	$7.83	$14.02	$12.97	$11.84
Accumulation units outstanding
at the end of period	-	-	-	179	47

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.19	$10.84	$10.70	N/A	N/A
End of period	$11.67	$10.19	$10.84	N/A	N/A
Accumulation units outstanding
at the end of period	2,094	2,094	3,089	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$13.66	$13.94	$13.19	$13.05	$13.19
End of period	$15.40	$13.66	$13.94	$13.19	$13.05
Accumulation units outstanding
at the end of period	4,710	5,136	2,348	3,068	2,711

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division781
Accumulation unit value:
Beginning of period	$8.56	$12.65	$13.11	$12.14	$12.03
End of period	$12.22	$8.56	$12.65	$13.11	$12.14
Accumulation units outstanding
at the end of period	969	1,184	1,213	832	880

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage
Division1454
Accumulation unit value:
Beginning of period	$6.83	$9.91	$10.22	N/A	N/A
End of period	$9.62	$6.83	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	2,255	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division1454

Accumulation unit value:
Beginning of period	$6.20	$9.91	$10.28	N/A	N/A
End of period	$9.51	$6.20	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	4,542	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division1454

Accumulation unit value:
Beginning of period	$6.32	$10.06	$10.51	N/A	N/A
End of period	$8.81	$6.32	$10.06	N/A	N/A
Accumulation units outstanding
at the end of period	814	-	4,120	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.395%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2096

Accumulation unit value:
Beginning of period	$12.54	N/A	N/A	N/A	N/A
End of period	$13.73	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	497	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division781

Accumulation unit value:
Beginning of period	$7.99	$12.72	$15.33	$11.51	$10.70
End of period	$10.33	$7.99	$12.72	$15.33	$11.51
Accumulation units outstanding
at the end of period	839	736	-	3,898	982

JNL/AIM International Growth Division781

Accumulation unit value:
Beginning of period	$9.79	$16.98	$15.85	$13.24	$12.56
End of period	$13.10	$9.79	$16.98	$15.85	$13.24
Accumulation units outstanding
at the end of period	1,439	4,122	5,155	1,617	964

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.22	$13.50	$11.95	$11.35	$10.70
End of period	$9.97	$8.22	$13.50	$11.95	$11.35
Accumulation units outstanding
at the end of period	7,213	6,626	7,152	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.75	$14.87	$13.68	$12.24	$11.19
End of period	$11.52	$8.75	$14.87	$13.68	$12.24
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Balanced
Division781
Accumulation unit value:
Beginning of period	$8.35	$11.93	$11.32	$10.46	$9.93
End of period	$9.98	$8.35	$11.93	$11.32	$10.46
Accumulation units outstanding
at the end of period	22,260	23,292	4,661	4,790	3,298

JNL/Capital Guardian Global Diversified
Research Division1012
Accumulation unit value:
Beginning of period	$15.35	$27.34	$23.21	$21.81	N/A
End of period	$20.72	$15.35	$27.34	$23.21	N/A
Accumulation units outstanding
at the end of period	953	1,959	866	-	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	$4.51	N/A	N/A	N/A	N/A
End of period	$6.61	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,198	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$15.32	$26.54	$24.78	$24.26	$23.25
End of period	$20.17	$15.32	$26.54	$24.78	$24.26
Accumulation units outstanding
at the end of period	16,308	19,010	832	-	-

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.47	$13.59	$10.44	N/A	N/A
End of period	$9.47	$6.47	$13.59	N/A	N/A
Accumulation units outstanding
at the end of period	11,391	12,941	3,857	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.62	N/A	N/A	N/A	N/A
End of period	$7.86	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	334	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division781

Accumulation unit value:
Beginning of period	$10.24	$17.21	$17.52	$15.97	$15.77
End of period	$13.38	$10.24	$17.21	$17.52	$15.97
Accumulation units outstanding
at the end of period	-	-	1,108	1,783	1,459

JNL/Eagle SmallCap Equity Division781

Accumulation unit value:
Beginning of period	$13.95	$23.15	$21.15	$18.04	$18.03
End of period	$18.45	$13.95	$23.15	$21.15	$18.04
Accumulation units outstanding
at the end of period	4,365	6,009	1,380	1,438	685

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.15	$9.86	$9.97	N/A	N/A
End of period	$7.81	$6.15	$9.86	N/A	N/A
Accumulation units outstanding
at the end of period	54,327	55,488	58,517	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income
Division1116
Accumulation unit value:
Beginning of period	$7.37	$10.74	$10.81	$10.02	N/A
End of period	$9.56	$7.37	$10.74	$10.81	N/A
Accumulation units outstanding
at the end of period	3,300	-	11,169	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$5.94	$9.79	$9.83	N/A	N/A
End of period	$7.35	$5.94	$9.79	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	2,966	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	$7.46	$11.43	$12.48	$10.86	$10.94
End of period	$9.74	$7.46	$11.43	$12.48	$10.86
Accumulation units outstanding
at the end of period	3,152	889	803	757	-

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$16.76	$18.11	$17.34	$16.96	$17.00
End of period	$18.69	$16.76	$18.11	$17.34	$16.96
Accumulation units outstanding
at the end of period	7,274	9,497	17,082	15,882	15,280

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	$9.64	N/A	N/A	N/A	N/A
End of period	$11.55	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,666	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$7.93	$12.71	$12.67	$11.21	$10.97
End of period	$10.27	$7.93	$12.71	$12.67	$11.21
Accumulation units outstanding
at the end of period	21,489	28,840	2,387	2,232	-

JNL/Ivy Asset Strategy Division2134

Accumulation unit value:
Beginning of period	$10.02	N/A	N/A	N/A	N/A
End of period	$10.35	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	7,738	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$8.64	$15.94	$14.59	$11.32	$10.10
End of period	$10.98	$8.64	$15.94	$14.59	$11.32
Accumulation units outstanding
at the end of period	19,737	23,218	5,895	11,597	11,518

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$12.37	$22.81	$21.65	$19.78	$18.40
End of period	$17.27	$12.37	$22.81	$21.65	$19.78
Accumulation units outstanding
at the end of period	9,296	9,054	-	-	-

JNL/JPMorgan U.S. Government &
Quality Bond Division781
Accumulation unit value:
Beginning of period	$15.41	$14.81	$14.27	$14.15	$14.20
End of period	$15.60	$15.41	$14.81	$14.27	$14.15
Accumulation units outstanding
at the end of period	4,081	3,935	3,963	7,110	5,379

JNL/Lazard Emerging Markets Division1203

Accumulation unit value:
Beginning of period	$6.79	$13.92	$10.82	$10.22	N/A
End of period	$11.38	$6.79	$13.92	$10.82	N/A
Accumulation units outstanding
at the end of period	9,740	5,053	3,012	-	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$10.85	$18.20	$19.14	$17.11	$16.25
End of period	$14.79	$10.85	$18.20	$19.14	$17.11
Accumulation units outstanding
at the end of period	2,282	2,726	5,450	6,621	6,813

JNL/Lazard Small Cap Equity Division781

Accumulation unit value:
Beginning of period	$8.69	$14.49	$15.93	$13.97	$13.88
End of period	$8.18	$8.69	$14.49	$15.93	$13.97
Accumulation units outstanding
at the end of period	-	74	980	3,334	5,123

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$6.22	N/A	N/A	N/A	N/A
End of period	$7.39	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	918	N/A	N/A	N/A	N/A

JNL/MCM 25 Division781

Accumulation unit value:
Beginning of period	$7.09	$11.20	$11.81	$10.78	$11.57
End of period	$10.58	$7.09	$11.20	$11.81	$10.78
Accumulation units outstanding
at the end of period	7,354	19,225	32,513	30,671	22,448

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.42	$11.28	$10.86	$10.73	$10.78
End of period	$11.79	$11.42	$11.28	$10.86	$10.73
Accumulation units outstanding
at the end of period	1,332	1,854	2,007	1,948	1,308

JNL/MCM Communications Sector
Division781
Accumulation unit value:
Beginning of period	$3.40	$5.76	$5.66	$4.26	$4.05
End of period	$4.16	$3.40	$5.76	$5.66	$4.26
Accumulation units outstanding
at the end of period	483	483	2,504	479	479

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division781
Accumulation unit value:
Beginning of period	$6.58	$9.81	$10.90	$9.85	$9.42
End of period	$8.55	$6.58	$9.81	$10.90	$9.85
Accumulation units outstanding
at the end of period	1,295	1,399	206	204	204

JNL/MCM Dow 10 Division781

Accumulation unit value:
Beginning of period	$5.52	$10.48	$10.62	$8.40	$8.99
End of period	$6.25	$5.52	$10.48	$10.62	$8.40
Accumulation units outstanding
at the end of period	8,560	10,965	18,439	19,732	17,166

JNL/MCM Dow Dividend Division1094

Accumulation unit value:
Beginning of period	$5.09	$10.30	$11.72	$10.13	N/A
End of period	$5.98	$5.09	$10.30	$11.72	N/A
Accumulation units outstanding
at the end of period	4,251	4,720	4,134	8,360	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.62	$9.26	$9.14	$8.01	$7.77
End of period	$5.23	$5.62	$9.26	$9.14	$8.01
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division748

Accumulation unit value:
Beginning of period	$5.37	$11.15	$13.82	$11.93	$11.30
End of period	$6.22	$5.37	$11.15	$13.82	$11.93
Accumulation units outstanding
at the end of period	12,842	12,374	-	929	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$8.98	$17.86	$16.47	$12.04	$11.00
End of period	$11.49	$8.98	$17.86	$16.47	$12.04
Accumulation units outstanding
at the end of period	9,256	11,673	22,579	25,001	18,733

JNL/MCM Global Alpha Division2184

Accumulation unit value:
Beginning of period	$9.88	N/A	N/A	N/A	N/A
End of period	$9.82	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,132	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$8.78	$11.71	$11.16	$10.75	$10.31
End of period	$10.37	$8.78	$11.71	$11.16	$10.75
Accumulation units outstanding
at the end of period	379	2,828	2,460	2,866	1,420

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$10.76	$19.31	$17.91	$14.61	$13.55
End of period	$13.58	$10.76	$19.31	$17.91	$14.61
Accumulation units outstanding
at the end of period	5,160	3,308	4,388	2,166	1,585

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.58	$13.51	$13.64	$11.76	$11.26
End of period	$9.19	$7.58	$13.51	$13.64	$11.76
Accumulation units outstanding
at the end of period	60,431	69,501	73,721	41,871	24,212

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$6.22	$11.68	N/A	N/A	N/A
End of period	$8.37	$6.22	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	98,139	108,483	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division781

Accumulation unit value:
Beginning of period	$7.09	$12.42	$10.68	$10.45	$10.17
End of period	$9.28	$7.09	$12.42	$10.68	$10.45
Accumulation units outstanding
at the end of period	5,158	5,645	6,470	5,090	372

JNL/MCM NYSE International 25
Division1340
Accumulation unit value:
Beginning of period	$6.07	$11.49	$10.58	N/A	N/A
End of period	$8.06	$6.07	$11.49	N/A	N/A
Accumulation units outstanding
at the end of period	1,506	2,194	1,928	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$20.85	$34.36	$26.02	$22.06	$20.19
End of period	$24.44	$20.85	$34.36	$26.02	$22.06
Accumulation units outstanding
at the end of period	634	1,774	1,977	1,438	4,499

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$9.94	N/A	N/A	N/A	N/A
End of period	$11.57	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	300	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division781

Accumulation unit value:
Beginning of period	$6.53	$13.28	$12.96	$12.68	$10.44
End of period	$7.64	$6.53	$13.28	$12.96	$12.68
Accumulation units outstanding
at the end of period	4,765	9,238	23,423	21,294	20,468

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.35	$15.34	$14.63	$13.66	$12.81
End of period	$12.60	$9.35	$15.34	$14.63	$13.66
Accumulation units outstanding
at the end of period	8,227	17,286	17,402	17,777	12,303

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.29	$11.97	$11.69	$10.40	$10.31
End of period	$8.96	$7.29	$11.97	$11.69	$10.40
Accumulation units outstanding
at the end of period	15,720	10,024	9,709	9,734	8,363

JNL/MCM S&P SMid 60 Division1340

Accumulation unit value:
Beginning of period	$5.99	$8.79	$10.13	N/A	N/A
End of period	$9.44	$5.99	$8.79	N/A	N/A
Accumulation units outstanding
at the end of period	1,990	2,757	698	N/A	N/A

JNL/MCM Select Small-Cap Division781

Accumulation unit value:
Beginning of period	$10.17	$17.38	$19.89	$18.60	$17.92
End of period	$10.42	$10.17	$17.38	$19.89	$18.60
Accumulation units outstanding
at the end of period	5,124	5,936	14,344	14,333	11,907

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.07	$14.28	$14.94	$13.03	$12.61
End of period	$11.28	$9.07	$14.28	$14.94	$13.03
Accumulation units outstanding
at the end of period	10,042	8,368	8,028	7,668	6,682

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division781

Accumulation unit value:
Beginning of period	$3.58	$6.49	$5.80	$5.43	$4.78
End of period	$5.73	$3.58	$6.49	$5.80	$5.43
Accumulation units outstanding
at the end of period	7,384	1,074	886	5,225	386

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$8.91	$17.36	$14.88	$15.45	$12.62
End of period	$9.97	$8.91	$17.36	$14.88	$15.45
Accumulation units outstanding
at the end of period	10,135	12,131	14,259	15,873	15,206

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$7.84	$14.03	$12.97	$11.85	$10.40
End of period	$9.48	$7.84	$14.03	$12.97	$11.85
Accumulation units outstanding
at the end of period	442	3,421	4,135	12,054	12,873

JNL/Oppenheimer Global Growth
Division781
Accumulation unit value:
Beginning of period	$8.31	$14.39	$13.86	$12.14	$10.87
End of period	$11.31	$8.31	$14.39	$13.86	$12.14
Accumulation units outstanding
at the end of period	1,521	2,380	2,109	9,848	4,337

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$4.89	N/A	N/A	N/A	N/A
End of period	$7.89	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,589	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1796

Accumulation unit value:
Beginning of period	$4.12	$8.28	N/A	N/A	N/A
End of period	$7.34	$4.12	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	11,861	1,136	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.19	$10.84	$10.21	N/A	N/A
End of period	$11.66	$10.19	$10.84	N/A	N/A
Accumulation units outstanding
at the end of period	17,021	19,755	1,206	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$13.64	$13.92	$13.17	$13.04	$13.04
End of period	$15.38	$13.64	$13.92	$13.17	$13.04
Accumulation units outstanding
at the end of period	22,067	21,899	11,897	17,954	11,546

JNL/PPM America Core Equity Division1012

Accumulation unit value:
Beginning of period	$11.38	$19.59	$21.63	$19.80	N/A
End of period	$14.08	$11.38	$19.59	$21.63	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/PPM America High Yield Bond
Division781
Accumulation unit value:
Beginning of period	$8.55	$12.64	$13.10	$12.14	$12.33
End of period	$12.21	$8.55	$12.64	$13.10	$12.14
Accumulation units outstanding
at the end of period	23,117	17,320	10,560	8,504	6,402

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$9.67	$18.76	$20.36	$18.45	$17.83
End of period	$13.65	$9.67	$18.76	$20.36	$18.45
Accumulation units outstanding
at the end of period	-	-	53	-	-

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	$6.02	N/A	N/A	N/A	N/A
End of period	$8.10	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	136	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.62	$9.25	N/A	N/A	N/A
End of period	$9.16	$6.62	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,783	3,532	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$7.13	N/A	N/A	N/A	N/A
End of period	$9.62	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	633	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$7.49	$10.43	N/A	N/A	N/A
End of period	$8.68	$7.49	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	345	374	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$6.53	N/A	N/A	N/A	N/A
End of period	$9.51	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,338	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division781
Accumulation unit value:
Beginning of period	$8.97	$15.10	$14.17	$12.56	$11.88
End of period	$11.48	$8.97	$15.10	$14.17	$12.56
Accumulation units outstanding
at the end of period	-	-	-	-	1,759

JNL/S&P Managed Conservative Division748

Accumulation unit value:
Beginning of period	$9.59	$11.39	$10.98	$10.42	$10.25
End of period	$10.63	$9.59	$11.39	$10.98	$10.42
Accumulation units outstanding
at the end of period	1,850	-	-	-	-

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$9.45	$14.98	$14.12	$12.67	$11.85
End of period	$11.82	$9.45	$14.98	$14.12	$12.67
Accumulation units outstanding
at the end of period	-	-	4,369	4,841	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division748

Accumulation unit value:
Beginning of period	$9.36	$12.18	$11.58	$10.74	$10.38
End of period	$10.85	$9.36	$12.18	$11.58	$10.74
Accumulation units outstanding
at the end of period	51,161	233	432	450	-

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$10.07	$14.23	$13.42	$12.25	$11.62
End of period	$12.14	$10.07	$14.23	$13.42	$12.25
Accumulation units outstanding
at the end of period	7,642	8,056	31,780	27,844	-

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	$8.76	$10.96	$10.50	N/A	N/A
End of period	$9.78	$8.76	$10.96	N/A	N/A
Accumulation units outstanding
at the end of period	-	59,850	16,596	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division781

Accumulation unit value:
Beginning of period	$19.39	$25.05	$23.87	$21.51	$21.27
End of period	$22.66	$19.39	$25.05	$23.87	$21.51
Accumulation units outstanding
at the end of period	244	2,616	1,043	1,068	2,949

JNL/Select Money Market Division781

Accumulation unit value:
Beginning of period	$11.61	$11.63	$11.38	$11.15	$11.10
End of period	$11.35	$11.61	$11.63	$11.38	$11.15
Accumulation units outstanding
at the end of period	34,324	45,236	-	5,600	3,356

JNL/Select Value Division781

Accumulation unit value:
Beginning of period	$13.74	$21.11	$20.05	$16.98	$16.64
End of period	$16.63	$13.74	$21.11	$20.05	$16.98
Accumulation units outstanding
at the end of period	1,559	1,541	2,815	2,188	1,152

JNL/T.Rowe Price Established Growth
Division781
Accumulation unit value:
Beginning of period	$16.16	$28.96	$26.94	$24.27	$23.10
End of period	$22.64	$16.16	$28.96	$26.94	$24.27
Accumulation units outstanding
at the end of period	12,817	18,062	2,115	2,264	1,490

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$23.43	$40.43	$35.33	$33.88	$30.26
End of period	$33.59	$23.43	$40.43	$35.33	$33.88
Accumulation units outstanding
at the end of period	7,012	9,853	3,320	3,682	3,314

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1087
Accumulation unit value:
Beginning of period	$9.53	$10.38	$10.15	$10.00	N/A
End of period	$10.02	$9.53	$10.38	$10.15	N/A
Accumulation units outstanding
at the end of period	18,970	15,338	585	5,625	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$8.77	$15.09	$15.33	$13.08	$12.81
End of period	$11.74	$8.77	$15.09	$15.33	$13.08
Accumulation units outstanding
at the end of period	26,511	35,645	9,714	9,280	7,676

Accumulation Unit Values
Contract with Endorsements - 2.40%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$7.98	$12.72	$15.33	$11.52	$10.14
End of period	$10.33	$7.98	$12.72	$15.33	$11.52
Accumulation units outstanding
at the end of period	-	-	1,536	1,697	-

JNL/AIM International Growth Division748

Accumulation unit value:
Beginning of period	$9.78	$16.97	$15.84	$13.23	$11.95
End of period	$13.09	$9.78	$16.97	$15.84	$13.23
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/AIM Large Cap Growth Division781

Accumulation unit value:
Beginning of period	$8.21	$13.50	$11.95	$11.34	$10.84
End of period	$9.97	$8.21	$13.50	$11.95	$11.34
Accumulation units outstanding
at the end of period	1,457	1,326	1,488	1,461	1,397

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.75	$14.87	$13.67	$12.23	$11.19
End of period	$11.51	$8.75	$14.87	$13.67	$12.23
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	$8.35	$11.92	$11.31	$10.46	$9.71
End of period	$9.98	$8.35	$11.92	$11.31	$10.46
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Diversified
Research Division748
Accumulation unit value:
Beginning of period	$15.34	$27.32	$23.20	$20.97	$20.43
End of period	$20.71	$15.34	$27.32	$23.20	$20.97
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division781
Accumulation unit value:
Beginning of period	$15.30	$26.51	$24.75	$24.23	$23.52
End of period	$20.14	$15.30	$26.51	$24.75	$24.23
Accumulation units outstanding
at the end of period	-	90	90	90	90

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division781

Accumulation unit value:
Beginning of period	$10.24	$17.20	$17.51	$15.97	$15.76
End of period	$13.37	$10.24	$17.20	$17.51	$15.97
Accumulation units outstanding
at the end of period	1,156	1,042	1,011	1,012	996

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$13.94	$23.13	$21.14	$18.03	$17.28
End of period	$18.44	$13.94	$23.13	$21.14	$18.03
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income
Division1159
Accumulation unit value:
Beginning of period	$7.37	$10.74	$10.81	$10.29	N/A
End of period	$9.56	$7.37	$10.74	$10.81	N/A
Accumulation units outstanding
at the end of period	4,807	4,369	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$6.09	N/A	N/A	N/A	N/A
End of period	$7.35	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,583	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	$7.46	$11.43	$12.48	$10.86	$10.40
End of period	$9.73	$7.46	$11.43	$12.48	$10.86
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$16.75	$18.10	$17.32	$16.95	$16.99
End of period	$18.67	$16.75	$18.10	$17.32	$16.95
Accumulation units outstanding
at the end of period	5,955	6,123	6,221	6,301	850

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$7.93	$12.71	$12.67	$11.21	$10.95
End of period	$10.27	$7.93	$12.71	$12.67	$11.21
Accumulation units outstanding
at the end of period	-	-	-	-	-
JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$8.63	$15.93	$14.58	$11.31	$10.10
End of period	$10.97	$8.63	$15.93	$14.58	$11.31
Accumulation units outstanding
at the end of period	-	214	2,395	2,624	3,277

JNL/JPMorgan MidCap Growth Division781

Accumulation unit value:
Beginning of period	$12.37	$22.80	$21.63	$19.77	$16.92
End of period	$17.26	$12.37	$22.80	$21.63	$19.77
Accumulation units outstanding
at the end of period	962	898	908	917	924

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$15.40	$14.80	$14.26	$14.14	$14.22
End of period	$15.59	$15.40	$14.80	$14.26	$14.14
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Lazard Emerging Markets Division1092

Accumulation unit value:
Beginning of period	$6.79	$13.92	$10.82	$8.28	N/A
End of period	$11.38	$6.79	$13.92	$10.82	N/A
Accumulation units outstanding
at the end of period	816	-	-	-	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$10.84	$18.19	$19.14	$17.11	$16.24
End of period	$14.78	$10.84	$18.19	$19.14	$17.11
Accumulation units outstanding
at the end of period	331	422	390	398	406

JNL/Lazard Small Cap Equity Division748

Accumulation unit value:
Beginning of period	$8.69	$14.49	$15.93	$13.97	$13.10
End of period	$8.18	$8.69	$14.49	$15.93	$13.97
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$10.13	N/A	N/A	N/A	N/A
End of period	$12.02	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	779	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division781

Accumulation unit value:
Beginning of period	$7.08	$11.20	$11.81	$10.77	$11.56
End of period	$10.57	$7.08	$11.20	$11.81	$10.77
Accumulation units outstanding
at the end of period	6,114	9,729	20,157	16,877	10,561

JNL/MCM Bond Index Division748

Accumulation unit value:
Beginning of period	$11.42	$11.28	$10.86	$10.73	$10.81
End of period	$11.79	$11.42	$11.28	$10.86	$10.73
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	$3.40	$5.76	$5.66	$4.26	$4.39
End of period	$4.16	$3.40	$5.76	$5.66	$4.26
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	$6.58	$9.81	$10.90	$9.84	$10.03
End of period	$8.55	$6.58	$9.81	$10.90	$9.84
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Dow 10 Division781

Accumulation unit value:
Beginning of period	$5.52	$10.47	$10.62	$8.40	$8.99
End of period	$6.24	$5.52	$10.47	$10.62	$8.40
Accumulation units outstanding
at the end of period	16,554	17,804	20,935	19,929	13,219

JNL/MCM Dow Dividend Division1045

Accumulation unit value:
Beginning of period	$5.09	$10.30	$11.72	$10.19	N/A
End of period	$5.98	$5.09	$10.30	$11.72	N/A
Accumulation units outstanding
at the end of period	-	-	1,985	2,192	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.62	$9.25	$9.13	$8.01	$7.77
End of period	$5.23	$5.62	$9.25	$9.13	$8.01
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division748

Accumulation unit value:
Beginning of period	$5.37	$11.14	$13.81	$11.92	$11.29
End of period	$6.22	$5.37	$11.14	$13.81	$11.92
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$8.97	$17.85	$16.46	$12.03	$11.00
End of period	$11.48	$8.97	$17.85	$16.46	$12.03
Accumulation units outstanding
at the end of period	26,512	29,354	32,894	37,535	24,645

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$8.78	$11.71	$11.15	$10.74	$10.07
End of period	$10.36	$8.78	$11.71	$11.15	$10.74
Accumulation units outstanding
at the end of period	274	304	312	315	304

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$10.75	$19.30	$17.91	$14.61	$13.55
End of period	$13.57	$10.75	$19.30	$17.91	$14.61
Accumulation units outstanding
at the end of period	1,118	920	974	998	1,126

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.58	$13.51	$13.64	$11.76	$11.26
End of period	$9.18	$7.58	$13.51	$13.64	$11.76
Accumulation units outstanding
at the end of period	18,886	18,643	2,997	5,285	4,218

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1081

Accumulation unit value:
Beginning of period	$6.22	$11.82	$10.66	$9.40	N/A
End of period	$8.37	$6.22	$11.82	$10.66	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM Nasdaq 25 Division781

Accumulation unit value:
Beginning of period	$7.09	$12.42	$10.68	$10.45	$10.17
End of period	$9.28	$7.09	$12.42	$10.68	$10.45
Accumulation units outstanding
at the end of period	17,371	18,751	18,981	20,521	10,815

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	$6.21	N/A	N/A	N/A	N/A
End of period	$8.06	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	3,502	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$20.83	$34.33	$26.00	$22.04	$20.18
End of period	$24.42	$20.83	$34.33	$26.00	$22.04
Accumulation units outstanding
at the end of period	445	458	540	608	1,774

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$9.94	N/A	N/A	N/A	N/A
End of period	$11.57	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,614	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division781

Accumulation unit value:
Beginning of period	$6.53	$13.28	$12.95	$12.67	$10.44
End of period	$7.63	$6.53	$13.28	$12.95	$12.67
Accumulation units outstanding
at the end of period	7,849	9,655	8,569	4,453	5,994

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division748

Accumulation unit value:
Beginning of period	$9.34	$15.34	$14.62	$13.65	$12.15
End of period	$12.59	$9.34	$15.34	$14.62	$13.65
Accumulation units outstanding
at the end of period	-	1,948	-	-	-

JNL/MCM S&P 500 Index Division748

Accumulation unit value:
Beginning of period	$7.28	$11.96	$11.68	$10.40	$10.07
End of period	$8.96	$7.28	$11.96	$11.68	$10.40
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$6.24	N/A	N/A	N/A	N/A
End of period	$9.44	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,693	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division781

Accumulation unit value:
Beginning of period	$10.17	$17.38	$19.88	$18.60	$17.92
End of period	$10.41	$10.17	$17.38	$19.88	$18.60
Accumulation units outstanding
at the end of period	14,993	13,074	13,451	15,262	9,769

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.07	$14.28	$14.94	$13.02	$12.61
End of period	$11.28	$9.07	$14.28	$14.94	$13.02
Accumulation units outstanding
at the end of period	3,091	5,638	3,380	554	565

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division748

Accumulation unit value:
Beginning of period	$3.59	$6.49	$5.80	$5.44	$5.24
End of period	$5.73	$3.59	$6.49	$5.80	$5.44
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$8.91	$17.36	$14.88	$15.45	$12.62
End of period	$9.97	$8.91	$17.36	$14.88	$15.45
Accumulation units outstanding
at the end of period	36,873	35,792	34,607	39,414	27,389

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$7.83	$14.03	$12.97	$11.85	$11.35
End of period	$9.48	$7.83	$14.03	$12.97	$11.85
Accumulation units outstanding
at the end of period	1,529	1,279	1,405	1,328	1,341

JNL/Oppenheimer Global Growth
Division748
Accumulation unit value:
Beginning of period	$8.30	$14.38	$13.86	$12.14	$10.51
End of period	$11.30	$8.30	$14.38	$13.86	$12.14
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division748

Accumulation unit value:
Beginning of period	$13.63	$13.91	$13.16	$13.03	$13.05
End of period	$15.37	$13.63	$13.91	$13.16	$13.03
Accumulation units outstanding
at the end of period	6,889	6,889	6,889	7,100	-

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	$11.37	$19.58	$21.62	$19.47	$17.77
End of period	$14.07	$11.37	$19.58	$21.62	$19.47
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America High Yield Bond
Division748
Accumulation unit value:
Beginning of period	$8.54	$12.63	$13.08	$12.12	$12.13
End of period	$12.19	$8.54	$12.63	$13.08	$12.12
Accumulation units outstanding
at the end of period	1,608	-	-	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$8.05	N/A	N/A	N/A	N/A
End of period	$8.05	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,166	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	$6.41	N/A	N/A	N/A	N/A
End of period	$8.11	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,138	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	$9.66	$18.75	$20.35	$18.44	$17.77
End of period	$13.64	$9.66	$18.75	$20.35	$18.44
Accumulation units outstanding
at the end of period	697	-	-	-	-

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$8.97	$15.10	$14.17	$12.55	$11.62
End of period	$11.47	$8.97	$15.10	$14.17	$12.55
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Conservative Division748

Accumulation unit value:
Beginning of period	$9.59	$11.39	$10.97	$10.42	$10.25
End of period	$10.63	$9.59	$11.39	$10.97	$10.42
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$9.45	$14.97	$14.11	$12.66	$11.85
End of period	$11.81	$9.45	$14.97	$14.11	$12.66
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division748

Accumulation unit value:
Beginning of period	$9.36	$12.18	$11.58	$10.74	$10.38
End of period	$10.84	$9.36	$12.18	$11.58	$10.74
Accumulation units outstanding
at the end of period	3,465	-	-	-	-

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$10.07	$14.22	$13.41	$12.24	$11.62
End of period	$12.13	$10.07	$14.22	$13.41	$12.24
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division748

Accumulation unit value:
Beginning of period	$19.38	$25.03	$23.86	$21.50	$20.67
End of period	$22.64	$19.38	$25.03	$23.86	$21.50
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Select Money Market Division781

Accumulation unit value:
Beginning of period	$11.60	$11.62	$11.37	$11.14	$11.10
End of period	$11.34	$11.60	$11.62	$11.37	$11.14
Accumulation units outstanding
at the end of period	-	-	2,508	-	1,168

JNL/Select Value Division781

Accumulation unit value:
Beginning of period	$13.73	$21.10	$20.04	$16.98	$16.64
End of period	$16.62	$13.73	$21.10	$20.04	$16.98
Accumulation units outstanding
at the end of period	580	810	1,938	2,062	826

JNL/T.Rowe Price Established Growth
Division781
Accumulation unit value:
Beginning of period	$16.15	$28.94	$26.93	$24.26	$23.09
End of period	$22.63	$16.15	$28.94	$26.93	$24.26
Accumulation units outstanding
at the end of period	336	394	383	311	307

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$23.41	$40.40	$35.31	$33.87	$30.25
End of period	$33.56	$23.41	$40.40	$35.31	$33.87
Accumulation units outstanding
at the end of period	223	279	280	297	287

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$8.77	$15.08	$15.32	$13.07	$12.39
End of period	$11.73	$8.77	$15.08	$15.32	$13.07
Accumulation units outstanding
at the end of period	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.41%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division2034

Accumulation unit value:
Beginning of period	$10.74	N/A	N/A	N/A	N/A
End of period	$12.51	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	4,313	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division2046

Accumulation unit value:
Beginning of period	$11.45	N/A	N/A	N/A	N/A
End of period	$13.01	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,652	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division2029

Accumulation unit value:
Beginning of period	$10.96	N/A	N/A	N/A	N/A
End of period	$13.33	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,045	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2027

Accumulation unit value:
Beginning of period	$10.72	N/A	N/A	N/A	N/A
End of period	$13.72	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	20,840	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division781

Accumulation unit value:
Beginning of period	$7.98	$12.72	$15.33	$11.51	$11.25
End of period	$10.33	$7.98	$12.72	$15.33	$11.51
Accumulation units outstanding
at the end of period	78,279	75,237	51,924	83,098	16,624

JNL/AIM International Growth Division781

Accumulation unit value:
Beginning of period	$9.77	$16.95	$15.82	$13.22	$12.54
End of period	$13.07	$9.77	$16.95	$15.82	$13.22
Accumulation units outstanding
at the end of period	51,775	36,106	50,094	28,369	1,983

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.21	$13.49	$11.94	$11.34	$10.70
End of period	$9.96	$8.21	$13.49	$11.94	$11.34
Accumulation units outstanding
at the end of period	47,096	38,722	18,924	7,054	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.74	$14.86	$13.67	$12.23	$11.19
End of period	$11.50	$8.74	$14.86	$13.67	$12.23
Accumulation units outstanding
at the end of period	12,322	13,934	6,103	12,024	-

JNL/Capital Guardian Global Balanced
Division781
Accumulation unit value:
Beginning of period	$8.34	$11.91	$11.30	$10.45	$9.92
End of period	$9.97	$8.34	$11.91	$11.30	$10.45
Accumulation units outstanding
at the end of period	23,706	26,580	25,870	13,642	823

JNL/Capital Guardian Global Diversified
Research Division781
Accumulation unit value:
Beginning of period	$15.32	$27.29	$23.17	$20.95	$19.87
End of period	$20.67	$15.32	$27.29	$23.17	$20.95
Accumulation units outstanding
at the end of period	13,728	11,008	13,103	-	355

JNL/Capital Guardian International
Small Cap Division1462
Accumulation unit value:
Beginning of period	$4.43	$9.85	$9.51	N/A	N/A
End of period	$6.60	$4.43	$9.85	N/A	N/A
Accumulation units outstanding
at the end of period	21,727	6,833	7,222	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division781
Accumulation unit value:
Beginning of period	$15.28	$26.48	$24.72	$24.21	$22.75
End of period	$20.11	$15.28	$26.48	$24.72	$24.21
Accumulation units outstanding
at the end of period	11,971	5,808	6,778	651	319

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.47	$13.58	$10.62	N/A	N/A
End of period	$9.47	$6.47	$13.58	N/A	N/A
Accumulation units outstanding
at the end of period	92,962	78,257	64,451	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.45	$10.60	$10.78	N/A	N/A
End of period	$7.86	$6.45	$10.60	N/A	N/A
Accumulation units outstanding
at the end of period	14,375	15,582	4,296	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$10.22	$17.18	$17.50	$15.95	$15.59
End of period	$13.35	$10.22	$17.18	$17.50	$15.95
Accumulation units outstanding
at the end of period	977	1,257	899	1,799	-

JNL/Eagle SmallCap Equity Division781

Accumulation unit value:
Beginning of period	$13.92	$23.11	$21.12	$18.01	$18.00
End of period	$18.41	$13.92	$23.11	$21.12	$18.01
Accumulation units outstanding
at the end of period	17,516	14,754	16,142	7,593	1,835

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.15	$9.86	$10.13	N/A	N/A
End of period	$7.81	$6.15	$9.86	N/A	N/A
Accumulation units outstanding
at the end of period	285,809	337,809	408,945	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	$5.70	$9.83	$9.93	N/A	N/A
End of period	$7.28	$5.70	$9.83	N/A	N/A
Accumulation units outstanding
at the end of period	16,194	11,039	21,309	N/A	N/A

JNL/Franklin Templeton Income
Division1061
Accumulation unit value:
Beginning of period	$7.37	$10.74	$10.80	$10.00	N/A
End of period	$9.56	$7.37	$10.74	$10.80	N/A
Accumulation units outstanding
at the end of period	98,066	93,588	229,700	84,704	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$5.94	$9.79	$9.94	N/A	N/A
End of period	$7.34	$5.94	$9.79	N/A	N/A
Accumulation units outstanding
at the end of period	23,620	10,654	30,238	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division781
Accumulation unit value:
Beginning of period	$7.46	$11.43	$12.47	$10.86	$11.02
End of period	$9.73	$7.46	$11.43	$12.47	$10.86
Accumulation units outstanding
at the end of period	44,192	35,287	38,651	24,131	2,410

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$16.72	$18.07	$17.30	$16.92	$16.97
End of period	$18.64	$16.72	$18.07	$17.30	$16.92
Accumulation units outstanding
at the end of period	25,510	23,502	28,634	19,072	1,550

JNL/Goldman Sachs Emerging Markets
Debt Division1902
Accumulation unit value:
Beginning of period	$9.63	$9.97	N/A	N/A	N/A
End of period	$11.55	$9.63	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	51,146	76	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division781
Accumulation unit value:
Beginning of period	$7.93	$12.71	$12.66	$11.21	$10.71
End of period	$10.27	$7.93	$12.71	$12.66	$11.21
Accumulation units outstanding
at the end of period	55,762	50,519	51,269	36,184	6,493

JNL/Ivy Asset Strategy Division2140

Accumulation unit value:
Beginning of period	$10.31	N/A	N/A	N/A	N/A
End of period	$10.35	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	71,632	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$8.63	$15.92	$14.57	$11.31	$10.09
End of period	$10.96	$8.63	$15.92	$14.57	$11.31
Accumulation units outstanding
at the end of period	94,712	70,120	72,633	58,528	2,142

JNL/JPMorgan MidCap Growth Division781

Accumulation unit value:
Beginning of period	$12.35	$22.77	$21.61	$19.75	$18.83
End of period	$17.23	$12.35	$22.77	$21.61	$19.75
Accumulation units outstanding
at the end of period	10,981	8,652	6,259	13,188	1,792

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$15.38	$14.79	$14.24	$14.13	$14.21
End of period	$15.57	$15.38	$14.79	$14.24	$14.13
Accumulation units outstanding
at the end of period	31,786	39,391	4,226	3,705	-

JNL/Lazard Emerging Markets Division1061

Accumulation unit value:
Beginning of period	$6.79	$13.92	$10.82	$10.00	N/A
End of period	$11.38	$6.79	$13.92	$10.82	N/A
Accumulation units outstanding
at the end of period	139,807	88,200	99,782	30,601	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$10.83	$18.17	$19.12	$17.09	$16.23
End of period	$14.76	$10.83	$18.17	$19.12	$17.09
Accumulation units outstanding
at the end of period	21,675	30,327	30,468	19,956	9,081

JNL/Lazard Small Cap Equity Division781

Accumulation unit value:
Beginning of period	$8.68	$14.47	$15.91	$13.95	$13.86
End of period	$8.17	$8.68	$14.47	$15.91	$13.95
Accumulation units outstanding
at the end of period	-	7,285	11,253	7,663	1,196

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$7.36	N/A	N/A	N/A	N/A
End of period	$12.01	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,053	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$8.55	N/A	N/A	N/A	N/A
End of period	$11.15	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	748	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1337
Accumulation unit value:
Beginning of period	$6.07	$9.76	$10.38	N/A	N/A
End of period	$7.39	$6.07	$9.76	N/A	N/A
Accumulation units outstanding
at the end of period	22,101	12,104	12,394	N/A	N/A

JNL/MCM 25 Division781

Accumulation unit value:
Beginning of period	$7.08	$11.19	$11.80	$10.77	$11.56
End of period	$10.56	$7.08	$11.19	$11.80	$10.77
Accumulation units outstanding
at the end of period	107,579	104,570	188,935	128,087	19,487

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.41	$11.27	$10.85	$10.73	$10.77
End of period	$11.78	$11.41	$11.27	$10.85	$10.73
Accumulation units outstanding
at the end of period	115,063	112,543	83,824	43,184	2,362

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	$3.39	$5.76	$5.66	$4.26	$4.31
End of period	$4.16	$3.39	$5.76	$5.66	$4.26
Accumulation units outstanding
at the end of period	54,783	46,141	56,163	36,740	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division748
Accumulation unit value:
Beginning of period	$6.57	$9.80	$10.89	$9.84	$10.20
End of period	$8.54	$6.57	$9.80	$10.89	$9.84
Accumulation units outstanding
at the end of period	7,984	11,086	9,560	3,507	-

JNL/MCM Dow 10 Division781

Accumulation unit value:
Beginning of period	$5.51	$10.46	$10.61	$8.39	$8.98
End of period	$6.24	$5.51	$10.46	$10.61	$8.39
Accumulation units outstanding
at the end of period	127,904	137,321	233,050	138,401	24,435

JNL/MCM Dow Dividend Division994

Accumulation unit value:
Beginning of period	$5.09	$10.29	$11.72	$10.02	N/A
End of period	$5.97	$5.09	$10.29	$11.72	N/A
Accumulation units outstanding
at the end of period	206,017	181,175	220,746	176,683	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division781
Accumulation unit value:
Beginning of period	$5.61	$9.24	$9.13	$8.00	$8.00
End of period	$5.22	$5.61	$9.24	$9.13	$8.00
Accumulation units outstanding
at the end of period	-	35,569	43,714	37,121	4,238

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$12.06	N/A	N/A	N/A	N/A
End of period	$11.81	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	60	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division781

Accumulation unit value:
Beginning of period	$5.37	$11.14	$13.81	$11.92	$11.28
End of period	$6.21	$5.37	$11.14	$13.81	$11.92
Accumulation units outstanding
at the end of period	28,713	51,757	12,349	4,569	316

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$8.97	$17.84	$16.45	$12.02	$10.99
End of period	$11.47	$8.97	$17.84	$16.45	$12.02
Accumulation units outstanding
at the end of period	163,135	174,947	258,273	163,986	33,065

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$8.77	$11.70	$11.14	$10.74	$10.30
End of period	$10.36	$8.77	$11.70	$11.14	$10.74
Accumulation units outstanding
at the end of period	38,267	39,512	28,567	12,849	4,973

JNL/MCM Index 5 Division1454

Accumulation unit value:
Beginning of period	$6.74	$9.84	$10.08	N/A	N/A
End of period	$8.23	$6.74	$9.84	N/A	N/A
Accumulation units outstanding
at the end of period	20,285	4,399	3,929	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$10.75	$19.29	$17.90	$14.60	$13.55
End of period	$13.56	$10.75	$19.29	$17.90	$14.60
Accumulation units outstanding
at the end of period	84,346	90,973	115,734	68,909	4,265

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.57	$13.50	$13.64	$11.76	$11.26
End of period	$9.18	$7.57	$13.50	$13.64	$11.76
Accumulation units outstanding
at the end of period	1,084,272	1,408,586	1,664,583	1,335,469	140,029

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1066

Accumulation unit value:
Beginning of period	$6.22	$11.82	$10.66	$10.15	N/A
End of period	$8.36	$6.22	$11.82	$10.66	N/A
Accumulation units outstanding
at the end of period	174,279	196,176	138,515	33,335	N/A

JNL/MCM Nasdaq 25 Division781

Accumulation unit value:
Beginning of period	$7.09	$12.41	$10.68	$10.44	$10.17
End of period	$9.28	$7.09	$12.41	$10.68	$10.44
Accumulation units outstanding
at the end of period	9,314	14,255	10,755	5,330	2,262

JNL/MCM NYSE International 25
Division1328
Accumulation unit value:
Beginning of period	$6.07	$11.49	$10.62	N/A	N/A
End of period	$8.06	$6.07	$11.49	N/A	N/A
Accumulation units outstanding
at the end of period	23,283	33,039	14,462	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$20.82	$34.32	$25.99	$22.04	$20.17
End of period	$24.40	$20.82	$34.32	$25.99	$22.04
Accumulation units outstanding
at the end of period	37,384	51,033	62,590	64,524	11,386

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$9.74	N/A	N/A	N/A	N/A
End of period	$11.57	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,589	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division781

Accumulation unit value:
Beginning of period	$6.52	$13.27	$12.94	$12.67	$10.43
End of period	$7.63	$6.52	$13.27	$12.94	$12.67
Accumulation units outstanding
at the end of period	106,385	96,210	157,946	135,220	23,642

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division1158

Accumulation unit value:
Beginning of period	$6.99	$10.64	$10.14	$9.94	N/A
End of period	$8.11	$6.99	$10.64	$10.14	N/A
Accumulation units outstanding
at the end of period	16,619	21,206	20,796	5,256	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.34	$15.33	$14.61	$13.65	$12.80
End of period	$12.58	$9.34	$15.33	$14.61	$13.65
Accumulation units outstanding
at the end of period	82,464	87,954	101,182	63,776	9,904

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.28	$11.96	$11.68	$10.40	$10.30
End of period	$8.95	$7.28	$11.96	$11.68	$10.40
Accumulation units outstanding
at the end of period	140,286	143,607	126,548	82,686	4,419

JNL/MCM S&P SMid 60 Division1332

Accumulation unit value:
Beginning of period	$5.98	$8.79	$10.19	N/A	N/A
End of period	$9.44	$5.98	$8.79	N/A	N/A
Accumulation units outstanding
at the end of period	52,806	45,658	13,341	N/A	N/A

JNL/MCM Select Small-Cap Division781

Accumulation unit value:
Beginning of period	$10.16	$17.36	$19.86	$18.58	$17.91
End of period	$10.40	$10.16	$17.36	$19.86	$18.58
Accumulation units outstanding
at the end of period	79,125	78,549	118,393	83,788	13,408

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.06	$14.27	$14.93	$13.02	$12.61
End of period	$11.27	$9.06	$14.27	$14.93	$13.02
Accumulation units outstanding
at the end of period	84,786	72,136	77,458	43,051	3,380

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division781

Accumulation unit value:
Beginning of period	$3.60	$6.52	$5.83	$5.46	$5.23
End of period	$5.76	$3.60	$6.52	$5.83	$5.46
Accumulation units outstanding
at the end of period	65,552	56,909	28,481	11,283	17,093

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$8.90	$17.35	$14.88	$15.45	$12.62
End of period	$9.97	$8.90	$17.35	$14.88	$15.45
Accumulation units outstanding
at the end of period	321,243	351,026	393,097	332,473	64,851

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$7.83	$14.02	$12.97	$11.85	$11.35
End of period	$9.48	$7.83	$14.02	$12.97	$11.85
Accumulation units outstanding
at the end of period	163,530	170,884	97,113	105,371	17,825

JNL/Oppenheimer Global Growth
Division781
Accumulation unit value:
Beginning of period	$8.30	$14.37	$13.85	$12.13	$10.86
End of period	$11.29	$8.30	$14.37	$13.85	$12.13
Accumulation units outstanding
at the end of period	43,885	32,761	45,187	31,621	2,429

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$4.88	N/A	N/A	N/A	N/A
End of period	$7.89	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	23,084	N/A	N/A	N/A	N/A

JNL/PAM China-India Division1779

Accumulation unit value:
Beginning of period	$4.12	$7.77	N/A	N/A	N/A
End of period	$7.33	$4.12	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	49,826	2,402	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.18	$10.84	$9.99	N/A	N/A
End of period	$11.66	$10.18	$10.84	N/A	N/A
Accumulation units outstanding
at the end of period	201,814	157,071	13,308	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$13.62	$13.90	$13.15	$13.02	$13.02
End of period	$15.35	$13.62	$13.90	$13.15	$13.02
Accumulation units outstanding
at the end of period	224,192	174,468	94,550	54,010	10,967

JNL/PPM America Core Equity Division781

Accumulation unit value:
Beginning of period	$11.36	$19.55	$21.60	$19.45	$19.79
End of period	$14.04	$11.36	$19.55	$21.60	$19.45
Accumulation units outstanding
at the end of period	-	977	1,048	625	420

JNL/PPM America High Yield Bond
Division781
Accumulation unit value:
Beginning of period	$8.53	$12.62	$13.08	$12.12	$12.31
End of period	$12.19	$8.53	$12.62	$13.08	$12.12
Accumulation units outstanding
at the end of period	57,444	49,929	89,270	43,020	4,363

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$5.86	N/A	N/A	N/A	N/A
End of period	$8.05	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,593	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division1785
Accumulation unit value:
Beginning of period	$6.20	$10.22	N/A	N/A	N/A
End of period	$8.11	$6.20	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	998	428	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division781

Accumulation unit value:
Beginning of period	$9.65	$18.72	$20.33	$18.42	$18.33
End of period	$13.62	$9.65	$18.72	$20.33	$18.42
Accumulation units outstanding
at the end of period	242	301	191	173	178

JNL/Red Rocks Listed Private Equity
Division1902
Accumulation unit value:
Beginning of period	$5.91	$9.21	N/A	N/A	N/A
End of period	$8.10	$5.91	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	8,421	4,152	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.62	$9.76	N/A	N/A	N/A
End of period	$9.16	$6.62	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	163,610	157,196	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$6.83	$9.16	N/A	N/A	N/A
End of period	$9.61	$6.83	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,456	4,995	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$6.18	$9.38	N/A	N/A	N/A
End of period	$7.56	$6.18	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,443	5,127	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$7.49	$10.18	N/A	N/A	N/A
End of period	$8.68	$7.49	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	13,007	9,150	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	$6.64	$10.36	N/A	N/A	N/A
End of period	$7.96	$6.64	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,190	7,251	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	$7.06	$9.05	N/A	N/A	N/A
End of period	$8.50	$7.06	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,317	5,466	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division1465

Accumulation unit value:
Beginning of period	$6.20	$9.91	$10.07	N/A	N/A
End of period	$9.51	$6.20	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	10,956	12,156	962	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division781
Accumulation unit value:
Beginning of period	$8.96	$15.08	$14.15	$12.54	$11.86
End of period	$11.46	$8.96	$15.08	$14.15	$12.54
Accumulation units outstanding
at the end of period	98,289	90,941	97,410	58,885	16,898

JNL/S&P Managed Conservative Division781

Accumulation unit value:
Beginning of period	$9.58	$11.38	$10.97	$10.42	$10.31
End of period	$10.62	$9.58	$11.38	$10.97	$10.42
Accumulation units outstanding
at the end of period	153,227	62,862	40,965	16,676	795

JNL/S&P Managed Growth Division781

Accumulation unit value:
Beginning of period	$9.44	$14.96	$14.10	$12.65	$12.07
End of period	$11.80	$9.44	$14.96	$14.10	$12.65
Accumulation units outstanding
at the end of period	242,269	231,029	281,172	175,638	34,927

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division781

Accumulation unit value:
Beginning of period	$9.36	$12.17	$11.57	$10.74	$10.50
End of period	$10.84	$9.36	$12.17	$11.57	$10.74
Accumulation units outstanding
at the end of period	199,555	226,584	222,598	63,786	5,725

JNL/S&P Managed Moderate Growth
Division781
Accumulation unit value:
Beginning of period	$10.06	$14.21	$13.40	$12.23	$11.83
End of period	$12.12	$10.06	$14.21	$13.40	$12.23
Accumulation units outstanding
at the end of period	162,414	169,965	180,591	158,884	19,119

JNL/S&P Retirement 2015 Division1143

Accumulation unit value:
Beginning of period	$7.82	$11.46	$10.75	$10.04	N/A
End of period	$9.15	$7.82	$11.46	$10.75	N/A
Accumulation units outstanding
at the end of period	-	2,553	1,299	1,327	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	$7.57	$11.62	$11.65	N/A	N/A
End of period	$8.97	$7.57	$11.62	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,931	5,225	N/A	N/A

JNL/S&P Retirement 2025 Division1096

Accumulation unit value:
Beginning of period	$7.39	$11.76	$10.95	$9.79	N/A
End of period	$8.85	$7.39	$11.76	$10.95	N/A
Accumulation units outstanding
at the end of period	-	8,415	5,463	989	N/A

JNL/S&P Retirement Income Division1060

Accumulation unit value:
Beginning of period	$8.75	$10.95	$10.50	$10.01	N/A
End of period	$9.77	$8.75	$10.95	$10.50	N/A
Accumulation units outstanding
at the end of period	-	96,594	32,452	37,249	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.32	$9.70	N/A	N/A	N/A
End of period	$8.81	$6.32	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,405	9,588	N/A	N/A	N/A

JNL/Select Balanced Division781

Accumulation unit value:
Beginning of period	$19.35	$25.00	$23.83	$21.48	$21.24
End of period	$22.61	$19.35	$25.00	$23.83	$21.48
Accumulation units outstanding
at the end of period	60,795	50,918	44,671	21,888	3,193

JNL/Select Money Market Division781

Accumulation unit value:
Beginning of period	$11.58	$11.61	$11.36	$11.13	$11.09
End of period	$11.32	$11.58	$11.61	$11.36	$11.13
Accumulation units outstanding
at the end of period	105,524	297,367	430,535	51,436	6

JNL/Select Value Division781

Accumulation unit value:
Beginning of period	$13.72	$21.09	$20.04	$16.97	$16.64
End of period	$16.61	$13.72	$21.09	$20.04	$16.97
Accumulation units outstanding
at the end of period	20,440	20,901	25,184	14,058	2,607

JNL/T.Rowe Price Established Growth
Division781
Accumulation unit value:
Beginning of period	$16.13	$28.91	$26.90	$24.23	$23.07
End of period	$22.59	$16.13	$28.91	$26.90	$24.23
Accumulation units outstanding
at the end of period	50,923	33,032	30,508	30,892	6,218

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$23.38	$40.35	$35.27	$33.83	$30.22
End of period	$33.51	$23.38	$40.35	$35.27	$33.83
Accumulation units outstanding
at the end of period	24,851	18,888	18,104	14,479	2,891

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1096
Accumulation unit value:
Beginning of period	$9.53	$10.38	$10.15	$9.97	N/A
End of period	$10.01	$9.53	$10.38	$10.15	N/A
Accumulation units outstanding
at the end of period	31,437	20,292	11,859	3,755	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$8.76	$15.07	$15.31	$13.07	$12.80
End of period	$11.72	$8.76	$15.07	$15.31	$13.07
Accumulation units outstanding
at the end of period	96,942	58,910	69,745	58,859	10,199

Accumulation Unit Values
Contract with Endorsements - 2.42%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division781

Accumulation unit value:
Beginning of period	$7.98	$12.71	$15.33	$11.51	$10.61
End of period	$10.32	$7.98	$12.71	$15.33	$11.51
Accumulation units outstanding
at the end of period	-	-	-	-	261
JNL/AIM International Growth Division

Accumulation unit value:
Beginning of period	$9.76	$16.93	$16.86	N/A	N/A
End of period	$13.05	$9.76	$16.93	N/A	N/A
Accumulation units outstanding
at the end of period	-	14,375	11,032	N/A	N/A

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.20	$13.48	$11.93	$11.33	$10.69
End of period	$9.95	$8.20	$13.48	$11.93	$11.33
Accumulation units outstanding
at the end of period	25,962	35,610	30,049	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$15.26	$26.44	$24.69	$24.18	$23.18
End of period	$20.08	$15.26	$26.44	$24.69	$24.18
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.76	N/A	N/A	N/A	N/A
End of period	$9.46	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,229	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$10.21	$17.16	$17.48	$15.94	$15.57
End of period	$13.34	$10.21	$17.16	$17.48	$15.94
Accumulation units outstanding
at the end of period	-	-	-	180	-

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$13.90	$23.08	$21.10	$18.00	$17.25
End of period	$18.39	$13.90	$23.08	$21.10	$18.00
Accumulation units outstanding
at the end of period	-	6,516	3,210	-	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	$7.83	N/A	N/A	N/A	N/A
End of period	$9.72	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	9,982	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$16.71	$18.05	$17.28	$16.91	$16.66
End of period	$18.62	$16.71	$18.05	$17.28	$16.91
Accumulation units outstanding
at the end of period	-	-	9,001	5,905	5,365

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	$10.58	N/A	N/A	N/A	N/A
End of period	$11.55	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,136	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$8.62	$15.90	$14.55	$11.30	$9.59
End of period	$10.95	$8.62	$15.90	$14.55	$11.30
Accumulation units outstanding
at the end of period	13,619	3,895	8,455	18,745	17,250

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$6.78	$13.91	$12.80	N/A	N/A
End of period	$11.37	$6.78	$13.91	N/A	N/A
Accumulation units outstanding
at the end of period	12,326	8,579	7,516	N/A	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$10.82	$18.16	$19.10	$17.08	$15.75
End of period	$14.75	$10.82	$18.16	$19.10	$17.08
Accumulation units outstanding
at the end of period	3,890	7,886	5,315	350	169

JNL/Lazard Small Cap Equity Division781

Accumulation unit value:
Beginning of period	$8.67	$14.46	$15.90	$13.94	$12.79
End of period	$8.16	$8.67	$14.46	$15.90	$13.94
Accumulation units outstanding
at the end of period	-	-	-	195	6,111

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division781

Accumulation unit value:
Beginning of period	$7.07	$11.18	$11.78	$10.76	$11.17
End of period	$10.55	$7.07	$11.18	$11.78	$10.76
Accumulation units outstanding
at the end of period	681	681	7,153	6,748	5,866

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.40	$11.27	$10.85	$10.72	$10.77
End of period	$11.77	$11.40	$11.27	$10.85	$10.72
Accumulation units outstanding
at the end of period	2,045	2,022	2,084	2,083	10,480

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division781

Accumulation unit value:
Beginning of period	$5.51	$10.45	$10.60	$8.38	$8.52
End of period	$6.23	$5.51	$10.45	$10.60	$8.38
Accumulation units outstanding
at the end of period	797	797	7,666	9,860	7,577

JNL/MCM Dow Dividend Division1160

Accumulation unit value:
Beginning of period	$5.09	$10.29	$11.72	$10.78	N/A
End of period	$5.97	$5.09	$10.29	$11.72	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$8.95	$17.82	$16.43	$12.01	$10.65
End of period	$11.45	$8.95	$17.82	$16.43	$12.01
Accumulation units outstanding
at the end of period	555	555	5,754	6,859	6,034

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division748

Accumulation unit value:
Beginning of period	$8.76	$11.69	$11.13	$10.73	$10.11
End of period	$10.34	$8.76	$11.69	$11.13	$10.73
Accumulation units outstanding
at the end of period	-	-	2,661	-	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$10.74	$19.27	$17.89	$14.59	$13.54
End of period	$13.55	$10.74	$19.27	$17.89	$14.59
Accumulation units outstanding
at the end of period	3,394	3,417	3,365	3,032	2,412

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.57	$13.50	$13.63	$11.75	$11.14
End of period	$9.17	$7.57	$13.50	$13.63	$11.75
Accumulation units outstanding
at the end of period	5,921	5,640	5,738	42,507	31,090

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1183

Accumulation unit value:
Beginning of period	$6.22	$11.82	$10.66	$10.44	N/A
End of period	$8.36	$6.22	$11.82	$10.66	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$20.79	$34.28	$25.96	$22.02	$19.61
End of period	$24.37	$20.79	$34.28	$25.96	$22.02
Accumulation units outstanding
at the end of period	-	-	720	-	412

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division781

Accumulation unit value:
Beginning of period	$6.52	$13.25	$12.93	$12.65	$9.81
End of period	$7.62	$6.52	$13.25	$12.93	$12.65
Accumulation units outstanding
at the end of period	577	577	6,060	6,167	7,672

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.33	$15.32	$14.61	$13.64	$12.68
End of period	$12.57	$9.33	$15.32	$14.61	$13.64
Accumulation units outstanding
at the end of period	2,890	3,861	2,875	2,876	2,125

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.27	$11.95	$11.67	$10.39	$10.30
End of period	$8.94	$7.27	$11.95	$11.67	$10.39
Accumulation units outstanding
at the end of period	2,830	2,839	2,794	2,793	1,852

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division781

Accumulation unit value:
Beginning of period	$10.15	$17.34	$19.84	$18.57	$15.66
End of period	$10.39	$10.15	$17.34	$19.84	$18.57
Accumulation units outstanding
at the end of period	67	67	3,963	3,739	3,467

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.06	$14.26	$14.92	$13.01	$12.60
End of period	$11.26	$9.06	$14.26	$14.92	$13.01
Accumulation units outstanding
at the end of period	2,977	2,989	2,948	2,936	2,987

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division1066

Accumulation unit value:
Beginning of period	$3.58	$6.48	$5.79	$5.64	N/A
End of period	$5.72	$3.58	$6.48	$5.79	N/A
Accumulation units outstanding
at the end of period	3,019	-	-	1,053	N/A

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$8.90	$17.34	$14.87	$15.45	$12.38
End of period	$9.96	$8.90	$17.34	$14.87	$15.45
Accumulation units outstanding
at the end of period	5,791	6,794	6,794	6,978	10,334

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$7.83	$14.02	$12.97	$11.84	$10.91
End of period	$9.47	$7.83	$14.02	$12.97	$11.84
Accumulation units outstanding
at the end of period	1,595	1,595	1,595	36,882	30,670

JNL/Oppenheimer Global Growth
Division748
Accumulation unit value:
Beginning of period	$8.29	$14.36	$13.84	$12.12	$10.50
End of period	$11.28	$8.29	$14.36	$13.84	$12.12
Accumulation units outstanding
at the end of period	-	-	-	394	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$6.43	N/A	N/A	N/A	N/A
End of period	$7.89	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	12,797	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.18	$11.22	N/A	N/A	N/A
End of period	$11.65	$10.18	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	6,529	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	$13.60	$13.56	N/A	N/A	N/A
End of period	$15.33	$13.60	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,834	6,618	N/A	N/A	N/A

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division781
Accumulation unit value:
Beginning of period	$8.95	$15.06	$14.14	$12.53	$11.85
End of period	$11.44	$8.95	$15.06	$14.14	$12.53
Accumulation units outstanding
at the end of period	-	-	-	-	468

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$9.43	$14.94	$14.08	$12.64	$11.83
End of period	$11.78	$9.43	$14.94	$14.08	$12.64
Accumulation units outstanding
at the end of period	4,805	5,213	5,975	6,403	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division748

Accumulation unit value:
Beginning of period	$9.35	$12.17	$11.57	$10.74	$10.38
End of period	$10.83	$9.35	$12.17	$11.57	$10.74
Accumulation units outstanding
at the end of period	3,718	-	-	-	-

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$10.04	$14.19	$13.39	$12.22	$11.60
End of period	$12.10	$10.04	$14.19	$13.39	$12.22
Accumulation units outstanding
at the end of period	956	957	957	-	-

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	$8.75	$10.95	$10.49	N/A	N/A
End of period	$9.77	$8.75	$10.95	N/A	N/A
Accumulation units outstanding
at the end of period	-	4,027	4,027	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division781

Accumulation unit value:
Beginning of period	$11.57	$11.60	$11.34	$11.12	$11.08
End of period	$11.31	$11.57	$11.60	$11.34	$11.12
Accumulation units outstanding
at the end of period	-	-	-	1,492	894

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$13.71	$21.08	$20.02	$16.97	$15.91
End of period	$16.59	$13.71	$21.08	$20.02	$16.97
Accumulation units outstanding
at the end of period	-	-	-	160	-

JNL/T.Rowe Price Established Growth
Division748
Accumulation unit value:
Beginning of period	$16.11	$28.87	$26.86	$24.20	$22.94
End of period	$22.56	$16.11	$28.87	$26.86	$24.20
Accumulation units outstanding
at the end of period	-	-	-	121	-

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$23.35	$40.30	$35.23	$33.79	$28.78
End of period	$33.46	$23.35	$40.30	$35.23	$33.79
Accumulation units outstanding
at the end of period	4,279	5,297	3,327	4,305	2,272

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1087
Accumulation unit value:
Beginning of period	$9.53	$10.38	$10.15	$9.99	N/A
End of period	$10.01	$9.53	$10.38	$10.15	N/A
Accumulation units outstanding
at the end of period	2,775	-	5,019	10,059	N/A

JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$8.75	$15.06	$15.30	$13.06	$12.38
End of period	$11.71	$8.75	$15.06	$15.30	$13.06
Accumulation units outstanding
at the end of period	18,727	25,459	17,546	-	-

Accumulation Unit Values
Contract with Endorsements - 2.445%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division2162

Accumulation unit value:
Beginning of period	$12.75	N/A	N/A	N/A	N/A
End of period	$13.00	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	18,838	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division1224

Accumulation unit value:
Beginning of period	$7.97	$12.71	$15.32	N/A	N/A
End of period	$10.31	$7.97	$12.71	N/A	N/A
Accumulation units outstanding
at the end of period	1,160	1,246	3,556	N/A	N/A

JNL/AIM International Growth Division1224

Accumulation unit value:
Beginning of period	$9.73	$16.87	$15.82	N/A	N/A
End of period	$13.00	$9.73	$16.87	N/A	N/A
Accumulation units outstanding
at the end of period	524	603	813	N/A	N/A

JNL/AIM Large Cap Growth Division1224

Accumulation unit value:
Beginning of period	$8.19	$13.46	$11.93	N/A	N/A
End of period	$9.93	$8.19	$13.46	N/A	N/A
Accumulation units outstanding
at the end of period	550	467	915	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division

Accumulation unit value:
Beginning of period	$8.72	$14.57	N/A	N/A	N/A
End of period	$11.47	$8.72	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,147	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	$15.21	$25.99	N/A	N/A	N/A
End of period	$20.01	$15.21	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,228	N/A	N/A	N/A

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.14	$9.77	N/A	N/A	N/A
End of period	$7.80	$6.14	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	3,238	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	$7.36	$10.70	N/A	N/A	N/A
End of period	$9.55	$7.36	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	433	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division1296
Accumulation unit value:
Beginning of period	$5.93	$9.79	$10.33	N/A	N/A
End of period	$7.34	$5.93	$9.79	N/A	N/A
Accumulation units outstanding
at the end of period	2,461	2,828	3,082	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond
Division1224
Accumulation unit value:
Beginning of period	$16.65	$17.99	$17.29	N/A	N/A
End of period	$18.55	$16.65	$17.99	N/A	N/A
Accumulation units outstanding
at the end of period	556	636	1,310	N/A	N/A

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division1224
Accumulation unit value:
Beginning of period	$7.92	$12.69	$12.63	N/A	N/A
End of period	$10.25	$7.92	$12.69	N/A	N/A
Accumulation units outstanding
at the end of period	707	675	349	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division1224
Accumulation unit value:
Beginning of period	$8.59	$15.86	$14.60	N/A	N/A
End of period	$10.92	$8.59	$15.86	N/A	N/A
Accumulation units outstanding
at the end of period	400	328	3,998	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division
Accumulation unit value:
Beginning of period	$15.30	$14.84	N/A	N/A	N/A
End of period	$15.49	$15.30	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,935	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division1245

Accumulation unit value:
Beginning of period	$6.78	$13.91	$10.92	N/A	N/A
End of period	$11.36	$6.78	$13.91	N/A	N/A
Accumulation units outstanding
at the end of period	778	1,898	357	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Small Cap Equity Division

Accumulation unit value:
Beginning of period	$8.65	$14.22	N/A	N/A	N/A
End of period	$8.14	$8.65	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	442	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$11.76	N/A	N/A	N/A	N/A
End of period	$12.01	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,270	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	$7.05	$10.99	N/A	N/A	N/A
End of period	$10.52	$7.05	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,659	12,705	N/A	N/A	N/A

JNL/MCM Bond Index Division1224

Accumulation unit value:
Beginning of period	$11.38	$11.25	$10.86	N/A	N/A
End of period	$11.75	$11.38	$11.25	N/A	N/A
Accumulation units outstanding
at the end of period	1,237	1,726	619	N/A	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	$5.49	$10.31	N/A	N/A	N/A
End of period	$6.21	$5.49	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	17,869	15,595	N/A	N/A	N/A

JNL/MCM Dow Dividend Division1224

Accumulation unit value:
Beginning of period	$5.08	$10.29	$11.70	N/A	N/A
End of period	$5.96	$5.08	$10.29	N/A	N/A
Accumulation units outstanding
at the end of period	4,653	4,827	5,008	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division1224

Accumulation unit value:
Beginning of period	$8.94	$17.79	$16.39	N/A	N/A
End of period	$11.43	$8.94	$17.79	N/A	N/A
Accumulation units outstanding
at the end of period	10,326	13,083	2,989	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	$8.74	$11.58	N/A	N/A	N/A
End of period	$10.31	$8.74	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	198	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division1224

Accumulation unit value:
Beginning of period	$10.72	$19.25	$17.93	N/A	N/A
End of period	$13.52	$10.72	$19.25	N/A	N/A
Accumulation units outstanding
at the end of period	1,449	2,884	2,199	N/A	N/A

JNL/MCM JNL 5 Division1224

Accumulation unit value:
Beginning of period	$7.56	$13.49	$13.54	N/A	N/A
End of period	$9.16	$7.56	$13.49	N/A	N/A
Accumulation units outstanding
at the end of period	13,268	13,914	21,860	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division1224

Accumulation unit value:
Beginning of period	$20.74	$34.21	$24.92	N/A	N/A
End of period	$24.31	$20.74	$34.21	N/A	N/A
Accumulation units outstanding
at the end of period	1,204	2,059	1,865	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division1224

Accumulation unit value:
Beginning of period	$6.50	$13.23	$12.67	N/A	N/A
End of period	$7.60	$6.50	$13.23	N/A	N/A
Accumulation units outstanding
at the end of period	14,405	14,953	1,240	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division1224

Accumulation unit value:
Beginning of period	$9.32	$15.30	$14.64	N/A	N/A
End of period	$12.55	$9.32	$15.30	N/A	N/A
Accumulation units outstanding
at the end of period	1,642	1,746	2,115	N/A	N/A

JNL/MCM S&P 500 Index Division1224

Accumulation unit value:
Beginning of period	$7.26	$11.93	$11.65	N/A	N/A
End of period	$8.93	$7.26	$11.93	N/A	N/A
Accumulation units outstanding
at the end of period	2,352	5,571	3,784	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	$10.13	$16.87	N/A	N/A	N/A
End of period	$10.36	$10.13	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	10,681	9,080	N/A	N/A	N/A

JNL/MCM Small Cap Index Division1224

Accumulation unit value:
Beginning of period	$9.04	$14.24	$14.89	N/A	N/A
End of period	$11.24	$9.04	$14.24	N/A	N/A
Accumulation units outstanding
at the end of period	2,079	1,645	2,692	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division1224

Accumulation unit value:
Beginning of period	$8.89	$17.33	$14.46	N/A	N/A
End of period	$9.95	$8.89	$17.33	N/A	N/A
Accumulation units outstanding
at the end of period	303	4,431	1,514	N/A	N/A

JNL/MCM VIP Division1224

Accumulation unit value:
Beginning of period	$7.82	$14.01	$12.86	N/A	N/A
End of period	$9.46	$7.82	$14.01	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	7,434	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division1372

Accumulation unit value:
Beginning of period	$10.18	$10.83	$10.12	N/A	N/A
End of period	$11.64	$10.18	$10.83	N/A	N/A
Accumulation units outstanding
at the end of period	1,369	1,464	3,350	N/A	N/A

JNL/PIMCO Total Return Bond Division1224

Accumulation unit value:
Beginning of period	$13.57	$13.85	$13.16	N/A	N/A
End of period	$15.29	$13.57	$13.85	N/A	N/A
Accumulation units outstanding
at the end of period	11,780	3,187	2,578	N/A	N/A

JNL/PPM America Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond
Division1224
Accumulation unit value:
Beginning of period	$8.50	$12.58	$13.05	N/A	N/A
End of period	$12.14	$8.50	$12.58	N/A	N/A
Accumulation units outstanding
at the end of period	456	456	3,485	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division1224

Accumulation unit value:
Beginning of period	$9.60	$18.64	$20.23	N/A	N/A
End of period	$13.55	$9.60	$18.64	N/A	N/A
Accumulation units outstanding
at the end of period	168	144	217	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division1224

Accumulation unit value:
Beginning of period	$9.57	$11.37	$10.99	N/A	N/A
End of period	$10.60	$9.57	$11.37	N/A	N/A
Accumulation units outstanding
at the end of period	4,626	4,633	4,640	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division1224

Accumulation unit value:
Beginning of period	$9.34	$12.16	$11.58	N/A	N/A
End of period	$10.82	$9.34	$12.16	N/A	N/A
Accumulation units outstanding
at the end of period	-	25,980	25,980	N/A	N/A

JNL/S&P Managed Moderate Growth
Division1224
Accumulation unit value:
Beginning of period	$10.02	$14.16	$13.36	N/A	N/A
End of period	$12.07	$10.02	$14.16	N/A	N/A
Accumulation units outstanding
at the end of period	-	16,047	16,164	N/A	N/A
JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$19.26	$24.76	N/A	N/A	N/A
End of period	$22.49	$19.26	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,806	N/A	N/A	N/A

JNL/Select Money Market Division1224

Accumulation unit value:
Beginning of period	$11.54	$11.57	$11.32	N/A	N/A
End of period	$11.27	$11.54	$11.57	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	3,296	N/A	N/A

JNL/Select Value Division1224

Accumulation unit value:
Beginning of period	$13.69	$21.05	$19.94	N/A	N/A
End of period	$16.57	$13.69	$21.05	N/A	N/A
Accumulation units outstanding
at the end of period	331	290	540	N/A	N/A

JNL/T.Rowe Price Established Growth
Division1224
Accumulation unit value:
Beginning of period	$16.05	$28.78	$26.77	N/A	N/A
End of period	$22.48	$16.05	$28.78	N/A	N/A
Accumulation units outstanding
at the end of period	255	332	397	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth
Division1224
Accumulation unit value:
Beginning of period	$23.27	$40.18	$35.06	N/A	N/A
End of period	$33.34	$23.27	$40.18	N/A	N/A
Accumulation units outstanding
at the end of period	67	880	942	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1372
Accumulation unit value:
Beginning of period	$9.52	$10.37	$10.26	N/A	N/A
End of period	$10.00	$9.52	$10.37	N/A	N/A
Accumulation units outstanding
at the end of period	1,515	1,630	3,304	N/A	N/A

JNL/T.Rowe Price Value Division1224

Accumulation unit value:
Beginning of period	$8.73	$15.03	$15.29	N/A	N/A
End of period	$11.68	$8.73	$15.03	N/A	N/A
Accumulation units outstanding
at the end of period	470	395	711	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.45%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division2071

Accumulation unit value:
Beginning of period	$11.16	N/A	N/A	N/A	N/A
End of period	$13.72	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	5,735	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division781

Accumulation unit value:
Beginning of period	$7.97	$12.70	$15.32	$11.51	$10.43
End of period	$10.31	$7.97	$12.70	$15.32	$11.51
Accumulation units outstanding
at the end of period	8,591	9,815	4,228	4,467	1,784

JNL/AIM International Growth Division781

Accumulation unit value:
Beginning of period	$9.71	$16.85	$15.73	$13.15	$12.48
End of period	$12.98	$9.71	$16.85	$15.73	$13.15
Accumulation units outstanding
at the end of period	8,733	11,560	7,683	6,938	3,824

JNL/AIM Large Cap Growth Division781

Accumulation unit value:
Beginning of period	$8.19	$13.46	$11.92	$11.32	$10.83
End of period	$9.93	$8.19	$13.46	$11.92	$11.32
Accumulation units outstanding
at the end of period	18,962	23,888	12,669	11,711	6,214

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division781

Accumulation unit value:
Beginning of period	$8.72	$14.82	$13.64	$12.21	$11.70
End of period	$11.47	$8.72	$14.82	$13.64	$12.21
Accumulation units outstanding
at the end of period	3,085	3,350	2,220	1,835	959

JNL/Capital Guardian Global Balanced
Division781
Accumulation unit value:
Beginning of period	$8.31	$11.88	$11.27	$10.43	$9.90
End of period	$9.93	$8.31	$11.88	$11.27	$10.43
Accumulation units outstanding
at the end of period	4,275	5,768	8,589	3,221	2,831

JNL/Capital Guardian Global Diversified
Research Division748
Accumulation unit value:
Beginning of period	$15.24	$27.15	$23.07	$20.86	$20.33
End of period	$20.55	$15.24	$27.15	$23.07	$20.86
Accumulation units outstanding
at the end of period	-	-	1,157	1,206	-

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	$4.51	N/A	N/A	N/A	N/A
End of period	$6.60	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	276	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	$15.20	$26.35	$24.61	$24.11	$23.12
End of period	$19.99	$15.20	$26.35	$24.61	$24.11
Accumulation units outstanding
at the end of period	890	900	1,910	1,438	-

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.46	$13.58	$11.38	N/A	N/A
End of period	$9.46	$6.46	$13.58	N/A	N/A
Accumulation units outstanding
at the end of period	13,226	16,124	4,749	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.44	$10.60	$10.55	N/A	N/A
End of period	$7.85	$6.44	$10.60	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	673	N/A	N/A

JNL/Eagle Core Equity Division781

Accumulation unit value:
Beginning of period	$10.18	$17.11	$17.43	$15.90	$15.70
End of period	$13.29	$10.18	$17.11	$17.43	$15.90
Accumulation units outstanding
at the end of period	2,450	2,836	2,601	2,240	1,476

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$13.85	$23.00	$21.03	$17.95	$17.21
End of period	$18.31	$13.85	$23.00	$21.03	$17.95
Accumulation units outstanding
at the end of period	2,974	4,484	553	553	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.14	$9.86	$9.97	N/A	N/A
End of period	$7.80	$6.14	$9.86	N/A	N/A
Accumulation units outstanding
at the end of period	25,429	34,795	30,369	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income
Division1107
Accumulation unit value:
Beginning of period	$7.36	$10.73	$10.80	$9.98	N/A
End of period	$9.55	$7.36	$10.73	$10.80	N/A
Accumulation units outstanding
at the end of period	6,966	13,341	11,643	1,395	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	$5.93	$9.79	$10.17	N/A	N/A
End of period	$7.34	$5.93	$9.79	N/A	N/A
Accumulation units outstanding
at the end of period	5,716	5,768	3,968	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division781
Accumulation unit value:
Beginning of period	$7.45	$11.42	$12.47	$10.85	$10.54
End of period	$9.71	$7.45	$11.42	$12.47	$10.85
Accumulation units outstanding
at the end of period	269	1,553	675	628	227

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$16.64	$17.98	$17.22	$16.86	$16.91
End of period	$18.54	$16.64	$17.98	$17.22	$16.86
Accumulation units outstanding
at the end of period	5,814	8,629	7,126	5,195	2,453

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	$9.92	N/A	N/A	N/A	N/A
End of period	$11.54	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,306	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division781
Accumulation unit value:
Beginning of period	$7.92	$12.69	$12.66	$11.21	$10.45
End of period	$10.25	$7.92	$12.69	$12.66	$11.21
Accumulation units outstanding
at the end of period	4,170	3,609	19,599	3,919	1,557

JNL/Ivy Asset Strategy Division2134

Accumulation unit value:
Beginning of period	$10.02	N/A	N/A	N/A	N/A
End of period	$10.34	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,370	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division781
Accumulation unit value:
Beginning of period	$8.59	$15.86	$14.52	$11.27	$10.06
End of period	$10.91	$8.59	$15.86	$14.52	$11.27
Accumulation units outstanding
at the end of period	20,519	32,740	14,197	13,729	7,613

JNL/JPMorgan MidCap Growth Division748

Accumulation unit value:
Beginning of period	$12.28	$22.66	$21.51	$19.67	$18.66
End of period	$17.13	$12.28	$22.66	$21.51	$19.67
Accumulation units outstanding
at the end of period	405	476	291	152	-

JNL/JPMorgan U.S. Government &
Quality Bond Division781
Accumulation unit value:
Beginning of period	$15.29	$14.71	$14.17	$14.07	$14.12
End of period	$15.47	$15.29	$14.71	$14.17	$14.07
Accumulation units outstanding
at the end of period	18,994	13,764	8,955	7,458	2,024

JNL/Lazard Emerging Markets Division1221

Accumulation unit value:
Beginning of period	$6.78	$13.91	$10.81	$10.74	N/A
End of period	$11.36	$6.78	$13.91	$10.81	N/A
Accumulation units outstanding
at the end of period	12,125	12,988	3,810	261	N/A

JNL/Lazard Mid Cap Equity Division781

Accumulation unit value:
Beginning of period	$10.78	$18.10	$19.05	$17.04	$16.18
End of period	$14.69	$10.78	$18.10	$19.05	$17.04
Accumulation units outstanding
at the end of period	8,754	9,535	9,113	10,874	7,521

JNL/Lazard Small Cap Equity Division781

Accumulation unit value:
Beginning of period	$8.64	$14.42	$15.85	$13.91	$13.83
End of period	$8.13	$8.64	$14.42	$15.85	$13.91
Accumulation units outstanding
at the end of period	-	10,330	9,956	9,171	6,249

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$8.56	N/A	N/A	N/A	N/A
End of period	$12.01	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	910	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$6.07	$8.94	N/A	N/A	N/A
End of period	$7.38	$6.07	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	22,192	22,192	N/A	N/A	N/A

JNL/MCM 25 Division781

Accumulation unit value:
Beginning of period	$7.05	$11.15	$11.76	$10.74	$11.53
End of period	$10.52	$7.05	$11.15	$11.76	$10.74
Accumulation units outstanding
at the end of period	10,022	11,087	14,900	13,113	6,853

JNL/MCM Bond Index Division781

Accumulation unit value:
Beginning of period	$11.38	$11.25	$10.83	$10.71	$10.76
End of period	$11.74	$11.38	$11.25	$10.83	$10.71
Accumulation units outstanding
at the end of period	11,669	13,245	10,086	11,015	2,203

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.38	$5.74	$5.64	$4.25	$4.23
End of period	$4.14	$3.38	$5.74	$5.64	$4.25
Accumulation units outstanding
at the end of period	-	2,374	7,066	4,301	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division781
Accumulation unit value:
Beginning of period	$6.55	$9.76	$10.86	$9.81	$10.11
End of period	$8.50	$6.55	$9.76	$10.86	$9.81
Accumulation units outstanding
at the end of period	-	125	125	1,624	126

JNL/MCM Dow 10 Division781

Accumulation unit value:
Beginning of period	$5.49	$10.43	$10.58	$8.37	$8.96
End of period	$6.21	$5.49	$10.43	$10.58	$8.37
Accumulation units outstanding
at the end of period	16,843	17,244	27,518	21,691	10,477

JNL/MCM Dow Dividend Division1003

Accumulation unit value:
Beginning of period	$5.08	$10.29	$11.71	$10.04	N/A
End of period	$5.96	$5.08	$10.29	$11.71	N/A
Accumulation units outstanding
at the end of period	9,081	9,781	5,310	14,905	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.59	$9.21	$9.10	$7.98	$7.75
End of period	$5.20	$5.59	$9.21	$9.10	$7.98
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division748

Accumulation unit value:
Beginning of period	$5.35	$11.10	$13.76	$11.88	$11.26
End of period	$6.19	$5.35	$11.10	$13.76	$11.88
Accumulation units outstanding
at the end of period	4,237	1,825	3,740	1,064	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$8.93	$17.78	$16.40	$11.99	$10.97
End of period	$11.42	$8.93	$17.78	$16.40	$11.99
Accumulation units outstanding
at the end of period	17,092	21,897	33,224	35,533	15,919

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$8.74	$11.66	$11.11	$10.71	$10.28
End of period	$10.31	$8.74	$11.66	$11.11	$10.71
Accumulation units outstanding
at the end of period	18,068	21,417	18,275	17,598	10,755

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$6.73	$9.46	N/A	N/A	N/A
End of period	$8.22	$6.73	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,581	1,586	N/A	N/A	N/A

JNL/MCM International Index Division781

Accumulation unit value:
Beginning of period	$10.72	$19.24	$17.86	$14.58	$13.53
End of period	$13.52	$10.72	$19.24	$17.86	$14.58
Accumulation units outstanding
at the end of period	17,240	19,207	16,367	19,735	10,410

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.56	$13.48	$13.62	$11.75	$11.26
End of period	$9.16	$7.56	$13.48	$13.62	$11.75
Accumulation units outstanding
at the end of period	190,772	258,256	250,665	253,413	202,058

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1212

Accumulation unit value:
Beginning of period	$6.22	$11.81	$10.66	$10.74	N/A
End of period	$8.35	$6.22	$11.81	$10.66	N/A
Accumulation units outstanding
at the end of period	2,949	5,672	6,859	815	N/A

JNL/MCM Nasdaq 25 Division781

Accumulation unit value:
Beginning of period	$7.07	$12.40	$10.67	$10.44	$10.16
End of period	$9.26	$7.07	$12.40	$10.67	$10.44
Accumulation units outstanding
at the end of period	4,430	7,146	10,375	27,339	20,742

JNL/MCM NYSE International 25
Division1429
Accumulation unit value:
Beginning of period	$6.06	$11.49	$12.09	N/A	N/A
End of period	$8.05	$6.06	$11.49	N/A	N/A
Accumulation units outstanding
at the end of period	636	485	527	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$20.74	$34.20	$25.91	$21.98	$20.13
End of period	$24.30	$20.74	$34.20	$25.91	$21.98
Accumulation units outstanding
at the end of period	3,013	5,152	4,469	2,640	2,818

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$9.94	N/A	N/A	N/A	N/A
End of period	$11.56	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	611	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division781

Accumulation unit value:
Beginning of period	$6.50	$13.22	$12.90	$12.63	$10.41
End of period	$7.59	$6.50	$13.22	$12.90	$12.63
Accumulation units outstanding
at the end of period	20,077	19,202	21,372	17,362	14,831

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division781

Accumulation unit value:
Beginning of period	$9.31	$15.29	$14.59	$13.63	$12.79
End of period	$12.54	$9.31	$15.29	$14.59	$13.63
Accumulation units outstanding
at the end of period	11,444	13,661	12,222	14,194	7,283

JNL/MCM S&P 500 Index Division781

Accumulation unit value:
Beginning of period	$7.26	$11.93	$11.66	$10.38	$10.29
End of period	$8.92	$7.26	$11.93	$11.66	$10.38
Accumulation units outstanding
at the end of period	20,869	25,455	22,604	22,428	8,843

JNL/MCM S&P SMid 60 Division1414

Accumulation unit value:
Beginning of period	$5.98	$8.78	$9.57	N/A	N/A
End of period	$9.43	$5.98	$8.78	N/A	N/A
Accumulation units outstanding
at the end of period	6,038	1,209	5,607	N/A	N/A

JNL/MCM Select Small-Cap Division781

Accumulation unit value:
Beginning of period	$10.12	$17.30	$19.80	$18.54	$17.87
End of period	$10.36	$10.12	$17.30	$19.80	$18.54
Accumulation units outstanding
at the end of period	6,519	5,835	7,673	7,038	4,009

JNL/MCM Small Cap Index Division781

Accumulation unit value:
Beginning of period	$9.04	$14.23	$14.90	$13.00	$12.59
End of period	$11.23	$9.04	$14.23	$14.90	$13.00
Accumulation units outstanding
at the end of period	16,310	7,932	6,070	6,547	4,158

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division748

Accumulation unit value:
Beginning of period	$3.57	$6.46	$5.78	$5.42	$5.22
End of period	$5.70	$3.57	$6.46	$5.78	$5.42
Accumulation units outstanding
at the end of period	6,042	6,319	717	-	-

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$8.89	$17.33	$14.86	$15.44	$12.62
End of period	$9.94	$8.89	$17.33	$14.86	$15.44
Accumulation units outstanding
at the end of period	17,650	25,100	32,955	41,076	12,703

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$7.82	$14.00	$12.96	$11.84	$11.35
End of period	$9.46	$7.82	$14.00	$12.96	$11.84
Accumulation units outstanding
at the end of period	32,632	36,230	51,431	61,298	46,903

JNL/Oppenheimer Global Growth
Division781
Accumulation unit value:
Beginning of period	$8.27	$14.33	$13.82	$12.11	$10.84
End of period	$11.25	$8.27	$14.33	$13.82	$12.11
Accumulation units outstanding
at the end of period	7,060	9,375	9,780	10,491	8,578

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$4.30	N/A	N/A	N/A	N/A
End of period	$7.33	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	2,599	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.18	$10.83	$10.16	N/A	N/A
End of period	$11.64	$10.18	$10.83	N/A	N/A
Accumulation units outstanding
at the end of period	16,463	22,281	2,155	N/A	N/A

JNL/PIMCO Total Return Bond Division781

Accumulation unit value:
Beginning of period	$13.56	$13.84	$13.11	$12.98	$12.99
End of period	$15.28	$13.56	$13.84	$13.11	$12.98
Accumulation units outstanding
at the end of period	55,683	33,718	20,334	19,544	8,160

JNL/PPM America Core Equity Division748

Accumulation unit value:
Beginning of period	$11.29	$19.45	$21.50	$19.37	$18.07
End of period	$13.96	$11.29	$19.45	$21.50	$19.37
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America High Yield Bond
Division781
Accumulation unit value:
Beginning of period	$8.50	$12.57	$13.03	$12.08	$12.28
End of period	$12.13	$8.50	$12.57	$13.03	$12.08
Accumulation units outstanding
at the end of period	17,161	15,328	15,143	15,321	7,043

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$9.60	$18.63	$20.23	$18.34	$17.73
End of period	$13.54	$9.60	$18.63	$20.23	$18.34
Accumulation units outstanding
at the end of period	170	172	702	495	-

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	$4.02	N/A	N/A	N/A	N/A
End of period	$8.09	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	628	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$6.61	$9.62	N/A	N/A	N/A
End of period	$9.15	$6.61	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	6,170	4,405	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$6.83	$9.66	N/A	N/A	N/A
End of period	$9.60	$6.83	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	775	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	$7.05	$8.52	N/A	N/A	N/A
End of period	$8.50	$7.05	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	559	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$6.20	$9.26	N/A	N/A	N/A
End of period	$9.50	$6.20	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	852	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$8.92	$15.02	$14.10	$12.51	$11.58
End of period	$11.40	$8.92	$15.02	$14.10	$12.51
Accumulation units outstanding
at the end of period	2,687	2,793	9,318	9,377	-

JNL/S&P Managed Conservative Division781

Accumulation unit value:
Beginning of period	$9.57	$11.37	$10.96	$10.42	$10.31
End of period	$10.60	$9.57	$11.37	$10.96	$10.42
Accumulation units outstanding
at the end of period	68,962	57,619	26,725	17,390	10,798

JNL/S&P Managed Growth Division781

Accumulation unit value:
Beginning of period	$9.40	$14.90	$14.05	$12.61	$12.04
End of period	$11.74	$9.40	$14.90	$14.05	$12.61
Accumulation units outstanding
at the end of period	41,300	20,669	32,004	26,035	17,151

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division781

Accumulation unit value:
Beginning of period	$9.34	$12.16	$11.56	$10.74	$10.50
End of period	$10.81	$9.34	$12.16	$11.56	$10.74
Accumulation units outstanding
at the end of period	24,083	21,788	25,904	20,925	5,805

JNL/S&P Managed Moderate Growth
Division781
Accumulation unit value:
Beginning of period	$10.01	$14.15	$13.35	$12.20	$11.79
End of period	$12.06	$10.01	$14.15	$13.35	$12.20
Accumulation units outstanding
at the end of period	8,672	6,354	5,447	13,429	522

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$6.31	$9.35	N/A	N/A	N/A
End of period	$8.80	$6.31	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,097	N/A	N/A	N/A

JNL/Select Balanced Division781

Accumulation unit value:
Beginning of period	$19.24	$24.88	$23.72	$21.39	$21.16
End of period	$22.48	$19.24	$24.88	$23.72	$21.39
Accumulation units outstanding
at the end of period	11,970	819	1,344	1,574	1,164

JNL/Select Money Market Division781

Accumulation unit value:
Beginning of period	$11.52	$11.55	$11.30	$11.08	$11.04
End of period	$11.26	$11.52	$11.55	$11.30	$11.08
Accumulation units outstanding
at the end of period	19,438	48,488	2,330	1,100	224

JNL/Select Value Division781

Accumulation unit value:
Beginning of period	$13.69	$21.05	$20.00	$16.95	$16.62
End of period	$16.56	$13.69	$21.05	$20.00	$16.95
Accumulation units outstanding
at the end of period	1,608	1,730	1,159	1,854	1,373

JNL/T.Rowe Price Established Growth
Division781
Accumulation unit value:
Beginning of period	$16.04	$28.76	$26.77	$24.13	$22.98
End of period	$22.46	$16.04	$28.76	$26.77	$24.13
Accumulation units outstanding
at the end of period	4,519	5,446	3,202	4,355	1,697

JNL/T.Rowe Price Mid-Cap Growth
Division781
Accumulation unit value:
Beginning of period	$23.25	$40.15	$35.11	$33.68	$30.10
End of period	$33.32	$23.25	$40.15	$35.11	$33.68
Accumulation units outstanding
at the end of period	6,792	8,844	6,304	5,389	2,280

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	$9.52	$10.37	$10.21	N/A	N/A
End of period	$10.00	$9.52	$10.37	N/A	N/A
Accumulation units outstanding
at the end of period	4,920	4,729	1,541	N/A	N/A

JNL/T.Rowe Price Value Division781

Accumulation unit value:
Beginning of period	$8.73	$15.02	$15.27	$13.04	$12.78
End of period	$11.67	$8.73	$15.02	$15.27	$13.04
Accumulation units outstanding
at the end of period	23,059	36,073	13,151	14,587	9,598

Accumulation Unit Values
Contract with Endorsements - 2.46%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division2055

Accumulation unit value:
Beginning of period	$11.59	N/A	N/A	N/A	N/A
End of period	$13.33	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	988	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division781

Accumulation unit value:
Beginning of period	$7.97	$12.70	$15.32	$11.51	$10.21
End of period	$10.30	$7.97	$12.70	$15.32	$11.51
Accumulation units outstanding
at the end of period	564	829	1,617	1,821	357

JNL/AIM International Growth Division748

Accumulation unit value:
Beginning of period	$9.70	$16.84	$15.72	$13.15	$11.88
End of period	$12.97	$9.70	$16.84	$15.72	$13.15
Accumulation units outstanding
at the end of period	-	-	676	555	-

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.18	$13.45	$11.91	$11.32	$10.68
End of period	$9.92	$8.18	$13.45	$11.91	$11.32
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.71	$14.81	$13.63	$12.20	$11.17
End of period	$11.46	$8.71	$14.81	$13.63	$12.20
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Balanced
Division748
Accumulation unit value:
Beginning of period	$8.30	$11.87	$11.27	$10.42	$9.59
End of period	$9.92	$8.30	$11.87	$11.27	$10.42
Accumulation units outstanding
at the end of period	612	618	622	1,264	-

JNL/Capital Guardian Global Diversified
Research Division748
Accumulation unit value:
Beginning of period	$15.22	$27.12	$23.04	$20.84	$20.31
End of period	$20.52	$15.22	$27.12	$23.04	$20.84
Accumulation units outstanding
at the end of period	-	-	649	353	-

JNL/Capital Guardian International
Small Cap Division1451
Accumulation unit value:
Beginning of period	$4.43	$9.85	$10.00	N/A	N/A
End of period	$6.60	$4.43	$9.85	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,320	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division748
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	$24.08	$23.09
End of period	N/A	N/A	N/A	$24.58	$24.08
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	-	-

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.46	$13.58	$10.20	N/A	N/A
End of period	$9.45	$6.46	$13.58	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,821	2,599	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.44	$10.60	$10.68	N/A	N/A
End of period	$7.85	$6.44	$10.60	N/A	N/A
Accumulation units outstanding
at the end of period	-	301	1,566	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$10.16	$17.08	$17.41	$15.88	$15.52
End of period	$13.27	$10.16	$17.08	$17.41	$15.88
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$13.84	$22.98	$21.01	$17.93	$17.20
End of period	$18.29	$13.84	$22.98	$21.01	$17.93
Accumulation units outstanding
at the end of period	-	-	202	-	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.14	$9.86	$9.99	N/A	N/A
End of period	$7.80	$6.14	$9.86	N/A	N/A
Accumulation units outstanding
at the end of period	35,240	31,302	32,816	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	$7.36	$10.73	$10.91	N/A	N/A
End of period	$9.54	$7.36	$10.73	N/A	N/A
Accumulation units outstanding
at the end of period	-	1,104	1,335	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division
Accumulation unit value:
Beginning of period	$7.45	$11.41	$12.46	$10.85	$10.61
End of period	$9.71	$7.45	$11.41	$12.46	$10.85
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Goldman Sachs Core Plus Bond
Division781
Accumulation unit value:
Beginning of period	$16.62	$17.96	$17.20	$16.84	$16.89
End of period	$18.51	$16.62	$17.96	$17.20	$16.84
Accumulation units outstanding
at the end of period	1,104	2,612	1,751	1,053	233

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$7.91	$12.69	$12.65	$11.21	$10.45
End of period	$10.24	$7.91	$12.69	$12.65	$11.21
Accumulation units outstanding
at the end of period	-	1,063	1,145	-	-

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division748
Accumulation unit value:
Beginning of period	$8.58	$15.84	$14.50	$11.26	$9.54
End of period	$10.90	$8.58	$15.84	$14.50	$11.26
Accumulation units outstanding
at the end of period	-	1,566	1,061	940	-

JNL/JPMorgan MidCap Growth Division748

Accumulation unit value:
Beginning of period	$12.27	$22.63	$21.48	$19.65	$18.64
End of period	$17.11	$12.27	$22.63	$21.48	$19.65
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$15.27	$14.82	N/A	$14.05	$14.14
End of period	$15.45	$15.27	N/A	$14.16	$14.05
Accumulation units outstanding
at the end of period	3,154	4,092	N/A	199	-

JNL/Lazard Emerging Markets Division1066

Accumulation unit value:
Beginning of period	$6.78	$13.90	$10.81	$10.14	N/A
End of period	$11.35	$6.78	$13.90	$10.81	N/A
Accumulation units outstanding
at the end of period	618	3,926	3,865	411	N/A

JNL/Lazard Mid Cap Equity Division748

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	$17.03	$15.68
End of period	N/A	N/A	N/A	$19.03	$17.03
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	-	-

JNL/Lazard Small Cap Equity Division748

Accumulation unit value:
Beginning of period	$8.63	$14.40	$15.84	$13.90	$13.04
End of period	$8.13	$8.63	$14.40	$15.84	$13.90
Accumulation units outstanding
at the end of period	-	444	448	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division1418
Accumulation unit value:
Beginning of period	$6.07	$9.76	$10.56	N/A	N/A
End of period	$7.38	$6.07	$9.76	N/A	N/A
Accumulation units outstanding
at the end of period	4,326	4,352	2,065	N/A	N/A

JNL/MCM 25 Division781

Accumulation unit value:
Beginning of period	$7.04	$11.14	$11.75	$10.73	$11.52
End of period	$10.51	$7.04	$11.14	$11.75	$10.73
Accumulation units outstanding
at the end of period	495	632	739	722	84

JNL/MCM Bond Index Division748

Accumulation unit value:
Beginning of period	$11.37	$11.24	$10.83	$10.70	$10.79
End of period	$11.73	$11.37	$11.24	$10.83	$10.70
Accumulation units outstanding
at the end of period	4,143	4,175	461	464	-

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.38	$5.73	$5.64	$4.24	$4.23
End of period	$4.14	$3.38	$5.73	$5.64	$4.24
Accumulation units outstanding
at the end of period	-	-	752	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector
Division748
Accumulation unit value:
Beginning of period	$6.54	$9.76	$10.86	$9.81	$10.17
End of period	$8.50	$6.54	$9.76	$10.86	$9.81
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM Dow 10 Division781

Accumulation unit value:
Beginning of period	$5.49	$10.42	$10.57	$8.36	$8.96
End of period	$6.20	$5.49	$10.42	$10.57	$8.36
Accumulation units outstanding
at the end of period	800	829	807	820	107

JNL/MCM Dow Dividend Division1008

Accumulation unit value:
Beginning of period	$5.08	$10.28	$11.71	$9.88	N/A
End of period	$5.96	$5.08	$10.28	$11.71	N/A
Accumulation units outstanding
at the end of period	-	3,214	6,735	5,971	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.59	$9.20	$9.09	$7.98	$7.74
End of period	$5.19	$5.59	$9.20	$9.09	$7.98
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division781

Accumulation unit value:
Beginning of period	$5.34	$11.09	$13.75	$11.88	$11.25
End of period	$6.18	$5.34	$11.09	$13.75	$11.88
Accumulation units outstanding
at the end of period	557	562	2,283	570	345

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division781

Accumulation unit value:
Beginning of period	$8.92	$17.76	$16.39	$11.99	$10.96
End of period	$11.41	$8.92	$17.76	$16.39	$11.99
Accumulation units outstanding
at the end of period	1,012	2,051	4,615	2,230	75

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division781

Accumulation unit value:
Beginning of period	$8.73	$11.65	$11.10	$10.71	$10.27
End of period	$10.30	$8.73	$11.65	$11.10	$10.71
Accumulation units outstanding
at the end of period	619	625	785	1,138	1,105

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division748

Accumulation unit value:
Beginning of period	$10.71	$19.23	$17.86	$14.57	$12.86
End of period	$13.51	$10.71	$19.23	$17.86	$14.57
Accumulation units outstanding
at the end of period	-	-	961	658	-

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.56	$13.48	$13.62	$11.75	$11.26
End of period	$9.15	$7.56	$13.48	$13.62	$11.75
Accumulation units outstanding
at the end of period	15,849	14,575	19,575	26,667	2,230

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division1096

Accumulation unit value:
Beginning of period	$6.21	$11.81	$10.66	$9.16	N/A
End of period	$8.35	$6.21	$11.81	$10.66	N/A
Accumulation units outstanding
at the end of period	-	-	3,547	2,409	N/A

JNL/MCM Nasdaq 25 Division748

Accumulation unit value:
Beginning of period	$7.07	$12.39	$10.67	$10.44	$10.51
End of period	$9.25	$7.07	$12.39	$10.67	$10.44
Accumulation units outstanding
at the end of period	-	-	704	753	-

JNL/MCM NYSE International 25
Division1321
Accumulation unit value:
Beginning of period	$6.06	$11.49	$10.39	N/A	N/A
End of period	$8.05	$6.06	$11.49	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	1,165	N/A	N/A

JNL/MCM Oil & Gas Sector Division781

Accumulation unit value:
Beginning of period	$20.72	$34.17	$25.89	$21.97	$20.12
End of period	$24.28	$20.72	$34.17	$25.89	$21.97
Accumulation units outstanding
at the end of period	801	3,314	2,360	3,001	542

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division781

Accumulation unit value:
Beginning of period	$6.49	$13.21	$12.89	$12.63	$10.40
End of period	$7.59	$6.49	$13.21	$12.89	$12.63
Accumulation units outstanding
at the end of period	640	670	630	1,864	72

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division1082

Accumulation unit value:
Beginning of period	$6.98	$10.63	$10.13	$9.78	N/A
End of period	$8.09	$6.98	$10.63	$10.13	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/MCM S&P 400 MidCap Index Division748

Accumulation unit value:
Beginning of period	$9.31	$15.28	$14.58	$13.62	$12.13
End of period	$12.53	$9.31	$15.28	$14.58	$13.62
Accumulation units outstanding
at the end of period	-	-	1,195	1,193	-

JNL/MCM S&P 500 Index Division748

Accumulation unit value:
Beginning of period	$7.25	$11.92	$11.65	$10.38	$10.05
End of period	$8.92	$7.25	$11.92	$11.65	$10.38
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division781

Accumulation unit value:
Beginning of period	$10.11	$17.29	$19.79	$18.52	$17.86
End of period	$10.35	$10.11	$17.29	$19.79	$18.52
Accumulation units outstanding
at the end of period	470	448	463	1,142	49

JNL/MCM Small Cap Index Division748

Accumulation unit value:
Beginning of period	$9.03	$14.22	$14.90	$12.99	$12.25
End of period	$11.22	$9.03	$14.22	$14.90	$12.99
Accumulation units outstanding
at the end of period	435	-	184	185	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division748

Accumulation unit value:
Beginning of period	$3.56	$6.32	N/A	$5.41	$5.22
End of period	$5.70	$3.56	N/A	$5.78	$5.41
Accumulation units outstanding
at the end of period	-	1,870	N/A	-	-

JNL/MCM Value Line 30 Division781

Accumulation unit value:
Beginning of period	$8.88	$17.32	$14.86	$15.44	$12.62
End of period	$9.94	$8.88	$17.32	$14.86	$15.44
Accumulation units outstanding
at the end of period	2,887	3,160	4,399	7,700	873

JNL/MCM VIP Division781

Accumulation unit value:
Beginning of period	$7.81	$14.00	$12.96	$11.84	$11.35
End of period	$9.45	$7.81	$14.00	$12.96	$11.84
Accumulation units outstanding
at the end of period	1,823	1,980	5,952	6,284	346

JNL/Oppenheimer Global Growth
Division748
Accumulation unit value:
Beginning of period	$8.27	$14.33	$13.81	$12.10	$10.49
End of period	$11.25	$8.27	$14.33	$13.81	$12.10
Accumulation units outstanding
at the end of period	-	-	446	611	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.17	$10.83	$10.20	N/A	N/A
End of period	$11.64	$10.17	$10.83	N/A	N/A
Accumulation units outstanding
at the end of period	8,944	9,353	1,214	N/A	N/A
JNL/PIMCO Total Return Bond Division748

Accumulation unit value:
Beginning of period	$13.55	$13.94	N/A	$12.97	$13.00
End of period	$15.26	$13.55	N/A	$13.09	$12.97
Accumulation units outstanding
at the end of period	7,567	7,418	N/A	524	-

JNL/PPM America Core Equity Division748

Accumulation unit value:
Beginning of period	$11.28	$19.43	$21.47	$19.35	$18.05
End of period	$13.94	$11.28	$19.43	$21.47	$19.35
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America High Yield Bond
Division781
Accumulation unit value:
Beginning of period	$8.49	$12.56	$13.02	$12.07	$12.27
End of period	$12.12	$8.49	$12.56	$13.02	$12.07
Accumulation units outstanding
at the end of period	189	191	192	193	1,719

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division748

Accumulation unit value:
Beginning of period	$9.58	$18.61	$20.21	$18.32	$17.72
End of period	$13.52	$9.58	$18.61	$20.21	$18.32
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage
Division1451
Accumulation unit value:
Beginning of period	$6.82	$9.91	$10.00	N/A	N/A
End of period	$9.60	$6.82	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,236	3,301	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	$6.63	$10.42	$10.95	N/A	N/A
End of period	$7.95	$6.63	$10.42	N/A	N/A
Accumulation units outstanding
at the end of period	4,049	4,073	1,963	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division1451

Accumulation unit value:
Beginning of period	$6.20	$9.91	$10.00	N/A	N/A
End of period	$9.50	$6.20	$9.91	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,293	3,961	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$8.91	$15.01	$14.09	$12.50	$11.57
End of period	$11.39	$8.91	$15.01	$14.09	$12.50
Accumulation units outstanding
at the end of period	-	2,387	2,387	2,387	-

JNL/S&P Managed Conservative Division748

Accumulation unit value:
Beginning of period	$9.56	$11.36	$10.96	$10.41	$10.25
End of period	$10.59	$9.56	$11.36	$10.96	$10.41
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$9.39	$14.88	$14.04	$12.60	$11.80
End of period	$11.73	$9.39	$14.88	$14.04	$12.60
Accumulation units outstanding
at the end of period	34,896	37,100	28,578	30,081	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division748

Accumulation unit value:
Beginning of period	$9.34	$12.15	$11.56	$10.73	$10.38
End of period	$10.81	$9.34	$12.15	$11.56	$10.73
Accumulation units outstanding
at the end of period	2,661	-	-	-	-

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$10.00	$14.14	$13.34	$12.19	$11.57
End of period	$12.05	$10.00	$14.14	$13.34	$12.19
Accumulation units outstanding
at the end of period	2,694	-	1,580	1,590	-

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division1451

Accumulation unit value:
Beginning of period	$6.31	$10.06	$10.00	N/A	N/A
End of period	$8.80	$6.31	$10.06	N/A	N/A
Accumulation units outstanding
at the end of period	-	2,242	3,961	N/A	N/A

JNL/Select Balanced Division748

Accumulation unit value:
Beginning of period	$19.22	$24.85	$23.69	$21.36	$20.55
End of period	$22.44	$19.22	$24.85	$23.69	$21.36
Accumulation units outstanding
at the end of period	-	424	576	1,052	-

JNL/Select Money Market Division781

Accumulation unit value:
Beginning of period	$11.50	$11.54	$11.29	$11.07	$11.03
End of period	$11.24	$11.50	$11.54	$11.29	$11.07
Accumulation units outstanding
at the end of period	190	-	2,575	890	5,503

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$13.68	$21.04	$19.99	$16.95	$15.89
End of period	$16.55	$13.68	$21.04	$19.99	$16.95
Accumulation units outstanding
at the end of period	-	611	1,083	427	-

JNL/T.Rowe Price Established Growth
Division748
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	$24.10	$22.85
End of period	N/A	N/A	N/A	$26.74	$24.10
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	-	-

JNL/T.Rowe Price Mid-Cap Growth
Division748
Accumulation unit value:
Beginning of period	$23.22	$40.10	$35.07	$33.65	$29.32
End of period	$33.27	$23.22	$40.10	$35.07	$33.65
Accumulation units outstanding
at the end of period	-	-	164	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division1174
Accumulation unit value:
Beginning of period	$9.52	$10.37	$10.14	$10.09	N/A
End of period	$9.99	$9.52	$10.37	$10.14	N/A
Accumulation units outstanding
at the end of period	4,534	4,568	-	-	N/A

JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$8.72	$15.01	$15.26	$13.03	$12.35
End of period	$11.67	$8.72	$15.01	$15.26	$13.03
Accumulation units outstanding
at the end of period	-	-	-	190	-

Accumulation Unit Values
Contract with Endorsements - 2.47%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/AIM Global Real Estate Division

Accumulation unit value:
Beginning of period	$7.96	$12.70	$14.11	N/A	N/A
End of period	$10.30	$7.96	$12.70	N/A	N/A
Accumulation units outstanding
at the end of period	178	389	297	N/A	N/A

JNL/AIM International Growth Division987

Accumulation unit value:
Beginning of period	$9.69	$16.82	$15.71	$13.78	N/A
End of period	$12.95	$9.69	$16.82	$15.71	N/A
Accumulation units outstanding
at the end of period	-	-	749	-	N/A

JNL/AIM Large Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.17	$13.44	$11.90	$11.31	$10.68
End of period	$9.91	$8.17	$13.44	$11.90	$11.31
Accumulation units outstanding
at the end of period	-	-	847	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/AIM Small Cap Growth Division748

Accumulation unit value:
Beginning of period	$8.70	$14.80	$13.63	$12.20	$11.17
End of period	$11.45	$8.70	$14.80	$13.63	$12.20
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Capital Guardian Global Balanced
Division
Accumulation unit value:
Beginning of period	$8.29	$11.84	N/A	N/A	N/A
End of period	$9.91	$8.29	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	-	635	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified
Research Division1057
Accumulation unit value:
Beginning of period	$15.20	$27.08	$23.01	$22.74	N/A
End of period	$20.49	$15.20	$27.08	$23.01	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/Capital Guardian International
Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth
Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Credit Suisse Commodity Securities
Division
Accumulation unit value:
Beginning of period	$6.48	$12.20	N/A	N/A	N/A
End of period	$9.48	$6.48	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,016	935	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Credit Suisse Long/Short Division

Accumulation unit value:
Beginning of period	$6.44	$9.53	N/A	N/A	N/A
End of period	$7.85	$6.44	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,179	1,626	N/A	N/A	N/A

JNL/Eagle Core Equity Division748

Accumulation unit value:
Beginning of period	$10.15	$17.06	$17.39	$15.86	$15.51
End of period	$13.25	$10.15	$17.06	$17.39	$15.86
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Eagle SmallCap Equity Division748

Accumulation unit value:
Beginning of period	$13.82	$22.95	$20.99	$17.92	$17.18
End of period	$18.27	$13.82	$22.95	$20.99	$17.92
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Franklin Templeton Founding
Strategy Division
Accumulation unit value:
Beginning of period	$6.14	$8.98	N/A	N/A	N/A
End of period	$7.80	$6.14	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,779	1,853	N/A	N/A	N/A

JNL/Franklin Templeton Global
Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/Franklin Templeton Mutual
Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap
Value Division1057
Accumulation unit value:
Beginning of period	$7.44	$11.41	$12.46	$12.15	N/A
End of period	$9.70	$7.44	$11.41	$12.46	N/A
Accumulation units outstanding
at the end of period	-	-	-	-	N/A

JNL/Goldman Sachs Core Plus Bond
Division748
Accumulation unit value:
Beginning of period	$16.59	$17.94	$17.18	$16.82	$16.78
End of period	$18.48	$16.59	$17.94	$17.18	$16.82
Accumulation units outstanding
at the end of period	500	1,015	1,221	-	-

JNL/Goldman Sachs Emerging Markets
Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value
Division
Accumulation unit value:
Beginning of period	$7.91	$12.69	$12.93	N/A	N/A
End of period	$10.24	$7.91	$12.69	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	320	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/JPMorgan International Value
Division748
Accumulation unit value:
Beginning of period	$8.57	$15.83	$14.49	$11.25	$9.54
End of period	$10.88	$8.57	$15.83	$14.49	$11.25
Accumulation units outstanding
at the end of period	-	-	534	-	-

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$12.25	$22.60	$21.46	$19.63	$18.59
End of period	$17.08	$12.25	$22.60	$21.46	$19.63
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/JPMorgan U.S. Government &
Quality Bond Division748
Accumulation unit value:
Beginning of period	$15.25	$14.67	$14.14	$14.04	$14.13
End of period	$15.43	$15.25	$14.67	$14.14	$14.04
Accumulation units outstanding
at the end of period	648	-	-	-	-

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$6.77	$13.90	$12.79	N/A	N/A
End of period	$11.35	$6.77	$13.90	N/A	N/A
Accumulation units outstanding
at the end of period	798	583	327	N/A	N/A

JNL/Lazard Mid Cap Equity Division748

Accumulation unit value:
Beginning of period	$10.77	$18.08	$19.02	$17.01	$15.67
End of period	$14.67	$10.77	$18.08	$19.02	$17.01
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Lazard Small Cap Equity Division1057

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division748

Accumulation unit value:
Beginning of period	$7.03	$11.13	$11.74	$10.73	$10.93
End of period	$10.50	$7.03	$11.13	$11.74	$10.73
Accumulation units outstanding
at the end of period	2,190	2,800	429	1,671	-

JNL/MCM Bond Index Division748

Accumulation unit value:
Beginning of period	$11.36	$11.23	$10.82	$10.70	$10.78
End of period	$11.72	$11.36	$11.23	$10.82	$10.70
Accumulation units outstanding
at the end of period	953	1,821	-	1,722	-

JNL/MCM Communications Sector
Division748
Accumulation unit value:
Beginning of period	$3.37	$5.73	$5.63	$4.24	$4.23
End of period	$4.13	$3.37	$5.73	$5.63	$4.24
Accumulation units outstanding
at the end of period	163	164	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	$6.53	$6.83	N/A	N/A	N/A
End of period	$8.49	$6.53	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	78	79	N/A	N/A	N/A

JNL/MCM Dow 10 Division748

Accumulation unit value:
Beginning of period	$5.48	$10.41	$10.56	$8.36	$8.83
End of period	$6.20	$5.48	$10.41	$10.56	$8.36
Accumulation units outstanding
at the end of period	3,275	2,812	-	2,094	-

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	$5.08	$10.14	N/A	N/A	N/A
End of period	$5.96	$5.08	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,536	1,482	N/A	N/A	N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division748
Accumulation unit value:
Beginning of period	$5.58	$9.20	$9.09	$7.97	$7.74
End of period	$5.19	$5.58	$9.20	$9.09	$7.97
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division748

Accumulation unit value:
Beginning of period	$5.33	$11.08	$13.74	$12.51	$11.25
End of period	$6.17	$5.33	$11.08	$13.74	$11.87
Accumulation units outstanding
at the end of period	85	86	215	215	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Global 15 Division748

Accumulation unit value:
Beginning of period	$8.91	$17.75	$16.37	$11.98	$10.68
End of period	$11.40	$8.91	$17.75	$16.37	$11.98
Accumulation units outstanding
at the end of period	1,710	2,876	270	1,448	-

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division748

Accumulation unit value:
Beginning of period	$8.72	$11.64	$11.09	$10.70	$10.08
End of period	$10.29	$8.72	$11.64	$11.09	$10.70
Accumulation units outstanding
at the end of period	60	61	260	260	-

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division748

Accumulation unit value:
Beginning of period	$10.70	$19.22	$17.85	$14.57	$12.85
End of period	$13.50	$10.70	$19.22	$17.85	$14.57
Accumulation units outstanding
at the end of period	1,362	1,187	649	1,851	-

JNL/MCM JNL 5 Division781

Accumulation unit value:
Beginning of period	$7.55	$13.48	$13.62	$11.75	$10.88
End of period	$9.15	$7.55	$13.48	$13.62	$11.75
Accumulation units outstanding
at the end of period	80	4,015	9,008	3,595	3,598

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$7.07	$12.39	$10.54	N/A	N/A
End of period	$9.25	$7.07	$12.39	N/A	N/A
Accumulation units outstanding
at the end of period	-	364	417	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	$6.06	$11.47	N/A	N/A	N/A
End of period	$8.04	$6.06	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,090	1,361	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	$20.69	$34.13	$25.87	$21.95	$21.23
End of period	$24.24	$20.69	$34.13	$25.87	$21.95
Accumulation units outstanding
at the end of period	24	24	107	107	-

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 10 Division748

Accumulation unit value:
Beginning of period	$6.49	$13.20	$12.88	$12.62	$9.46
End of period	$7.58	$6.49	$13.20	$12.88	$12.62
Accumulation units outstanding
at the end of period	2,110	2,695	369	1,388	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division748

Accumulation unit value:
Beginning of period	$9.30	$15.27	$14.57	$13.62	$12.13
End of period	$12.52	$9.30	$15.27	$14.57	$13.62
Accumulation units outstanding
at the end of period	1,547	1,537	732	2,037	-

JNL/MCM S&P 500 Index Division748

Accumulation unit value:
Beginning of period	$7.25	$11.92	$11.64	$10.37	$10.05
End of period	$8.91	$7.25	$11.92	$11.64	$10.37
Accumulation units outstanding
at the end of period	1,989	1,978	996	2,726	-

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$5.98	$8.09	N/A	N/A	N/A
End of period	$9.43	$5.98	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,027	1,357	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division748

Accumulation unit value:
Beginning of period	$10.10	$17.27	$19.77	$18.51	$16.37
End of period	$10.34	$10.10	$17.27	$19.77	$18.51
Accumulation units outstanding
at the end of period	1,577	1,582	-	1,005	-

JNL/MCM Small Cap Index Division748

Accumulation unit value:
Beginning of period	$9.02	$14.22	$14.89	$12.99	$12.24
End of period	$11.21	$9.02	$14.22	$14.89	$12.99
Accumulation units outstanding
at the end of period	1,744	1,652	737	2,059	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/MCM Technology Sector Division748

Accumulation unit value:
Beginning of period	$3.56	$6.45	$5.77	$5.41	$5.22
End of period	$5.69	$3.56	$6.45	$5.77	$5.41
Accumulation units outstanding
at the end of period	134	135	483	483	-

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$8.88	$17.32	$14.86	$15.44	$13.90
End of period	$9.94	$8.88	$17.32	$14.86	$15.44
Accumulation units outstanding
at the end of period	931	868	-	-	-

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$7.81	$13.99	$12.95	$11.84	$11.45
End of period	$9.45	$7.81	$13.99	$12.95	$11.84
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/Oppenheimer Global Growth
Division748
Accumulation unit value:
Beginning of period	$8.26	$14.32	$13.80	$12.10	$10.49
End of period	$11.24	$8.26	$14.32	$13.80	$12.10
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$10.17	$10.83	$10.08	N/A	N/A
End of period	$11.64	$10.17	$10.83	N/A	N/A
Accumulation units outstanding
at the end of period	2,303	2,158	3,115	N/A	N/A

JNL/PIMCO Total Return Bond Division748

Accumulation unit value:
Beginning of period	$13.53	$13.81	$13.08	$12.96	$12.99
End of period	$15.24	$13.53	$13.81	$13.08	$12.96
Accumulation units outstanding
at the end of period	2,056	1,725	2,401	-	-

JNL/PPM America Core Equity Division748

Accumulation unit value:
Beginning of period	$11.26	$19.41	$21.45	$19.33	$18.04
End of period	$13.92	$11.26	$19.41	$21.45	$19.33
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/PPM America High Yield Bond
Division748
Accumulation unit value:
Beginning of period	$8.48	$12.55	$13.01	$12.06	$12.07
End of period	$12.10	$8.48	$12.55	$13.01	$12.06
Accumulation units outstanding
at the end of period	398	405	825	-	-

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	$9.57	$18.58	$20.89	N/A	N/A
End of period	$13.50	$9.57	$18.58	N/A	N/A
Accumulation units outstanding
at the end of period	-	-	200	N/A	N/A

JNL/Red Rocks Listed Private Equity
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Disciplined Moderate Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth
Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth
Division748
Accumulation unit value:
Beginning of period	$8.90	$14.99	$14.08	$12.49	$11.57
End of period	$11.38	$8.90	$14.99	$14.08	$12.49
Accumulation units outstanding
at the end of period	-	-	-	-	-

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$9.56	$10.90	N/A	N/A	N/A
End of period	$10.59	$9.56	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	415	454	N/A	N/A	N/A

JNL/S&P Managed Growth Division748

Accumulation unit value:
Beginning of period	$9.38	$14.87	$14.02	$12.59	$11.79
End of period	$11.72	$9.38	$14.87	$14.02	$12.59
Accumulation units outstanding
at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$9.33	$11.59	N/A	N/A	N/A
End of period	$10.80	$9.33	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	1,391	1,411	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth
Division748
Accumulation unit value:
Beginning of period	$9.99	$14.13	$13.33	$12.18	$11.56
End of period	$12.03	$9.99	$14.13	$13.33	$12.18
Accumulation units outstanding
at the end of period	178	180	-	-	-

JNL/S&P Retirement 2015 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2020 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement 2025 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/S&P Retirement Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding
at the end of period	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division748

Accumulation unit value:
Beginning of period	$19.20	$24.83	$23.67	$21.34	$20.53
End of period	$22.42	$19.20	$24.83	$23.67	$21.34
Accumulation units outstanding
at the end of period	277	-	-	-	-

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$11.49	$11.52	$11.28	$11.06	$11.02
End of period	$11.22	$11.49	$11.52	$11.28	$11.06
Accumulation units outstanding
at the end of period	405	-	-	-	-

JNL/Select Value Division748

Accumulation unit value:
Beginning of period	$13.67	$21.03	$19.99	$16.94	$15.89
End of period	$16.54	$13.67	$21.03	$19.99	$16.94
Accumulation units outstanding
at the end of period	-	-	497	-	-

JNL/T.Rowe Price Established Growth
Division748
Accumulation unit value:
Beginning of period	$16.00	$28.69	$26.71	$24.08	$22.83
End of period	$22.40	$16.00	$28.69	$26.71	$24.08
Accumulation units outstanding
at the end of period	-	-	365	-	-

JNL/T.Rowe Price Mid-Cap Growth
Division748
Accumulation unit value:
Beginning of period	$23.19	$40.05	$35.02	$33.61	$29.29
End of period	$33.22	$23.19	$40.05	$35.02	$33.61
Accumulation units outstanding
at the end of period	-	-	105	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2007	2006	2005

JNL/T.Rowe Price Short-Term Bond
Division
Accumulation unit value:
Beginning of period	$9.51	$10.37	$10.22	N/A	N/A
End of period	$9.99	$9.51	$10.37	N/A	N/A
Accumulation units outstanding
at the end of period	1,128	1,468	3,071	N/A	N/A

JNL/T.Rowe Price Value Division748

Accumulation unit value:
Beginning of period	$8.71	$15.00	$15.25	$13.02	$12.35
End of period	$11.65	$8.71	$15.00	$15.25	$13.02
Accumulation units outstanding
at the end of period	-	-	654	-	-

Due to size constraints, this filing is being made in 2 related submissions. This submission is the first of the 2 related submissions.